UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08894

JNL Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks
Jackson National Asset Management, LLC
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606
(Name and Address of agent of service)

Registrant's telephone number, including area code:  (517) 381-5500

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2010 – March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Series Trust (unaudited)
Schedules of Investments (in thousands, except for contracts)
March 31, 2010

		Shares/Par/
JNL Institutional Alt 20 Fund (b)		Contracts/
INVESTMENT FUNDS - 99.5%		Ounces (q)	Value
JNL/AIM Global Real Estate Fund (2.2%) (a)		1,158	$ 8,962
JNL/Credit Suisse Commodity Securities Fund (1.7%) (a)		1,244	11,568
JNL/Goldman Sachs Emerging Markets Debt Fund (1.3%) (a)		461	5,808
JNL/Lazard Emerging Markets Fund (0.7%) (a)		587	6,176
JNL/Mellon Capital Management Bond Index Fund (9.3%) (a)		7,587	87,786
JNL/Mellon Capital Management Global Alpha Fund (5.8%) (a)		556	5,502
JNL/Mellon Capital Management International Index Fund (4.2%) (a)		2,873	34,364
JNL/Mellon Capital Management Nasdaq 25 Fund (8.2%) (a)		1,172	12,249
JNL/Mellon Capital Management S&P 24 Fund (18.7%) (a)		3,976	34,991
JNL/Mellon Capital Management S&P SMid 60 Fund (7.9%) (a)		2,179	21,940
JNL/Mellon Capital Management Small Cap Index Fund (2.1%) (a)		1,100	12,015
JNL/Mellon Capital Management Value Line 30 Fund (4.0%) (a)		2,398	26,877
JNL/PIMCO Real Return Fund (0.4%) (a)		476	5,588
JNL/PPM America High Yield Bond Fund (0.9%) (a)		929	5,962
JNL/Red Rocks Listed Private Equity Fund (2.7%) (a)		1,049	9,188

Total Investment Funds (cost $273,029)			288,976

Total Investments - 99.5% (cost $273,029)			288,976
Other Assets and Liabilities, Net - 0.5%			1,332
Total Net Assets - 100%			$ 290,308

JNL Institutional Alt 35 Fund (b)
INVESTMENT FUNDS - 99.7%
JNL/AIM Global Real Estate Fund (5.6%) (a)		2,918	$ 22,582
JNL/Credit Suisse Commodity Securities Fund (5.2%) (a)		3,761	34,979
JNL/Goldman Sachs Emerging Markets Debt Fund (3.0%) (a)		1,040	13,110
JNL/Ivy Asset Strategy Fund (1.9%) (a)		821	8,589
JNL/Lazard Emerging Markets Fund (1.6%) (a)		1,333	14,040
JNL/Mellon Capital Management Bond Index Fund (10.0%) (a)		8,187	94,724
JNL/Mellon Capital Management Global Alpha Fund (13.1%) (a)		1,257	12,445
JNL/Mellon Capital Management International Index Fund (5.8%) (a)		3,983	47,635
JNL/Mellon Capital Management Nasdaq 25 Fund (9.3%) (a)		1,324	13,839
JNL/Mellon Capital Management S&P 24 Fund (25.8%) (a)		5,485	48,270
JNL/Mellon Capital Management S&P SMid 60 Fund (10.3%) (a)		2,834	28,538
JNL/Mellon Capital Management Small Cap Index Fund (2.4%) (a)		1,241	13,549
JNL/Mellon Capital Management Value Line 30 Fund (5.4%) (a)		3,206	35,941
JNL/PPM America High Yield Bond Fund (2.8%) (a)		2,806	18,017
JNL/Red Rocks Listed Private Equity Fund (9.7%) (a)		3,718	32,568

Total Investment Funds (cost $409,773)			438,826

Total Investments - 99.7% (cost $409,773)			438,826
Other Assets and Liabilities, Net - 0.3%			1,368
Total Net Assets - 100%			$ 440,194

JNL Institutional Alt 50 Fund (b)
INVESTMENT FUNDS - 99.9%
JNL/AIM Global Real Estate Fund (11.9%) (a)		6,170	$ 47,756
JNL/Credit Suisse Commodity Securities Fund (5.3%) (a)		3,870	35,995
JNL/Goldman Sachs Emerging Markets Debt Fund (4.8%) (a)		1,634	20,606
JNL/Ivy Asset Strategy Fund (4.6%) (a)		1,932	20,207
JNL/Lazard Emerging Markets Fund (2.6%) (a)		2,085	21,955
JNL/Mellon Capital Management Bond Index Fund (9.3%) (a)		7,570	87,588
JNL/Mellon Capital Management Global Alpha Fund (30.9%) (a)		2,961	29,312
JNL/Mellon Capital Management International Index Fund (5.6%) (a)		3,830	45,809
JNL/Mellon Capital Management Nasdaq 25 Fund (7.3%) (a)		1,040	10,873
JNL/Mellon Capital Management S&P 24 Fund (22.1%) (a)		4,704	41,394
JNL/Mellon Capital Management S&P SMid 60 Fund (10.1%) (a)		2,769	27,884
JNL/Mellon Capital Management Small Cap Index Fund (1.9%) (a)		976	10,659
JNL/Mellon Capital Management Value Line 30 Fund (4.8%) (a)		2,837	31,799
JNL/PPM America High Yield Bond Fund (3.3%) (a)		3,302	21,196
JNL/Red Rocks Listed Private Equity Fund (19.4%) (a)		7,467	65,410

Total Investment Funds (cost $485,184)			518,443

Total Investments - 99.9% (cost $485,184)			518,443
Other Assets and Liabilities, Net - 0.1%			397
Total Net Assets - 100%			$ 518,840

JNL Institutional Alt 65 Fund (b)
INVESTMENT FUNDS - 99.7%
JNL/AIM Global Real Estate Fund (9.7%) (a)		5,035	$ 38,969
JNL/Credit Suisse Commodity Securities Fund (4.1%) (a)		2,955	27,482
JNL/Goldman Sachs Emerging Markets Debt Fund (4.0%) (a)		1,371	17,286
JNL/Ivy Asset Strategy Fund (4.6%) (a)		1,941	20,300
JNL/Lazard Emerging Markets Fund (2.1%) (a)		1,740	18,323
JNL/Mellon Capital Management Bond Index Fund (3.1%) (a)		2,544	29,434
JNL/Mellon Capital Management Global Alpha Fund (34.5%) (a)		3,306	32,728
JNL/Mellon Capital Management International Index Fund (2.9%) (a)		1,994	23,843
JNL/Mellon Capital Management Nasdaq 25 Fund (4.9%) (a)		696	7,271
JNL/Mellon Capital Management S&P 24 Fund (13.0%) (a)		2,759	24,281
JNL/Mellon Capital Management S&P SMid 60 Fund (5.4%) (a)		1,472	14,827
JNL/Mellon Capital Management Small Cap Index Fund (1.3%) (a)		655	7,148
JNL/Mellon Capital Management Value Line 30 Fund (2.1%) (a)		1,268	14,214
JNL/PPM America High Yield Bond Fund (1.7%) (a)		1,655	10,628
JNL/Red Rocks Listed Private Equity Fund (18.3%) (a)		7,053	61,784

Total Investment Funds (cost $326,995)			348,518

Total Investments - 99.7% (cost $326,995)			348,518
Other Assets and Liabilities, Net - 0.3%			958
Total Net Assets - 100%			$ 349,476

JNL/AIM International Growth Fund
COMMON STOCKS - 92.0%
CONSUMER DISCRETIONARY - 13.1%
Adidas AG		93	$ 4,987
Bayerische Motoren Werke AG		85	3,925
Compass Group Plc		857	6,838
Denso Corp.		118	3,518
Esprit Holdings Ltd. (e)		469	3,702
Eutelsat Communications Group SA		61	2,178
Grupo Televisa SA - ADR		217	4,572
Hyundai Mobis		32	4,200
Informa Plc		661	3,886
Li & Fung Ltd.		634	3,119
Puma AG Rudolf Dassler Sport		17	5,251
Reed Elsevier Plc		465	3,711
Toyota Motor Corp.		108	4,314
WPP Plc		364	3,775
			57,976
CONSUMER STAPLES - 14.3%
Anheuser-Busch InBev NV		157	7,932
British American Tobacco Plc		136	4,681
Danone SA		71	4,270
Imperial Tobacco Group Plc		310	9,443
Koninklijke Ahold NV		359	4,782
Nestle SA		196	10,027
Reckitt Benckiser Group Plc		179	9,821
Tesco Plc		976	6,448
Unilever NV		96	2,893
Woolworths Ltd. (e)		118	3,038
			63,335
ENERGY - 8.6%
BG Group Plc		266	4,603
Canadian Natural Resources Ltd.		51	3,748
Cenovus Energy Inc.		67	1,745
EnCana Corp.		96	2,979
ENI SpA		181	4,246
Gazprom OAO - ADR		41	968
Petroleo Brasileiro SA - ADR		114	4,532
Petroleum Geo-Services ASA (c)		192	2,514
Suncor Energy Inc.		118	3,843
Talisman Energy Inc.		223	3,821
Total SA		88	5,122
			38,121
FINANCIALS - 8.7%
Akbank T.A.S.		544	3,513
AXA SA		152	3,389
Banco Bradesco SA - ADR (e)		167	3,087
BNP Paribas		74	5,706
Fairfax Financial Holdings Ltd.		9	3,433
Industrial & Commercial Bank of China (e)		7,153	5,454
QBE Insurance Group Ltd.		196	3,756
UniCredit SpA (c)		1,114	3,292
United Overseas Bank Ltd.		482	6,622
			38,252
HEALTH CARE - 15.7%
Bayer AG		99	6,703
Cochlear Ltd. (e)		88	5,887
CSL Ltd.		129	4,320
Fresenius Medical Care AG & Co. KGaA (e)		53	2,983
Merck KGaA (e)		23	1,843
Novartis AG		38	2,078
Novo-Nordisk A/S - Class B (e)		102	7,900
Roche Holding AG		67	10,810
Shire Plc		367	8,096
Smith & Nephew Plc		199	1,986
Sonova Holding AG		30	3,669
Teva Pharmaceutical Industries Ltd. - ADR		209	13,165
			69,440
INDUSTRIALS - 10.4%
BAE Systems Plc		587	3,305
Bharat Heavy Electricals Ltd.		51	2,735
Bombardier Inc. - Class B		666	4,084
Canadian National Railway Co.		58	3,501
Capita Group Plc		197	2,261
Fanuc Ltd.		40	4,266
Finmeccanica SpA		385	5,140
Hutchison Whampoa Ltd.		744	5,443
Keppel Corp. Ltd.		912	5,945
Komatsu Ltd.		104	2,182
Singapore Technologies Engineering Ltd.		869	1,982
TNT NV		174	4,977
			45,821
INFORMATION TECHNOLOGY - 9.1%
Hoya Corp.		158	4,347
Infosys Technologies Ltd. - ADR (e)		144	8,496
Keyence Corp.		17	4,081
MediaTek Inc.		187	3,244
Nidec Corp.		67	7,202
Nokia Oyj		291	4,530
SAP AG		65	3,168
Taiwan Semiconductor Manufacturing Co. Ltd.		2,753	5,332
			40,400
MATERIALS - 3.4%
BHP Billiton Ltd.		208	8,334
Syngenta AG		25	6,892
			15,226
TELECOMMUNICATION SERVICES - 6.7%
America Movil SAB de CV - ADR		160	8,039
Koninklijke KPN NV (e)		303	4,799
Philippine Long Distance Telephone Co.		106	5,695
Telefonica SA		178	4,225
Vodafone Group Plc		3,047	7,027
			29,785
UTILITIES - 2.0%
Centrica Plc		684	3,049
International Power Plc		1,176	5,691
			8,740

Total Common Stocks (cost $385,216)			407,096

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)		$ 1,173	50

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,173)			50

SHORT TERM INVESTMENTS - 15.1%
Mutual Funds - 7.5%
JNL Money Market Fund, 0.03% (a) (h)		33,183	33,183

Securities Lending Collateral - 7.6%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)		24,371	24,371
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)		9,359	9,359
			33,730

Total Short Term Investments (cost $66,913)			66,913

Total Investments - 107.1% (cost $453,302)			474,059
Other Assets and Liabilities, Net - (7.1%)			(31,633)
Total Net Assets - 100%			$ 442,426

JNL/AIM Large Cap Growth Fund
COMMON STOCKS - 95.4%
CONSUMER DISCRETIONARY - 12.3%
Apollo Group Inc. - Class A (c)		121	$ 7,391
Coach Inc.		190	7,496
Dollar Tree Inc. (c)		153	9,067
Ford Motor Co. (c)		1,211	15,219
Gap Inc.		358	8,265
Kohl's Corp. (c)		130	7,148
Limited Brands Inc.		508	12,507
Ross Stores Inc.		223	11,924
Starbucks Corp. (c)		296	7,178
			86,195
CONSUMER STAPLES - 1.3%
Estee Lauder Cos. Inc.		147	9,503

ENERGY - 9.4%
Diamond Offshore Drilling Inc. (e)		66	5,867
Ensco International Plc - ADR		172	7,704
FMC Technologies Inc. (c)		176	11,385
National Oilwell Varco Inc.		273	11,063
Noble Corp. (c)		157	6,586
Occidental Petroleum Corp.		274	23,155
			65,760
FINANCIALS - 3.3%
BlackRock Inc.		35	7,627
Goldman Sachs Group Inc.		90	15,333
			22,960
HEALTH CARE - 17.2%
Abbott Laboratories		107	5,629
AmerisourceBergen Corp.		428	12,388
Amgen Inc. (c)		353	21,092
Cardinal Health Inc.		140	5,052
Express Scripts Inc. (c)		103	10,525
Gilead Sciences Inc. (c)		153	6,969
Johnson & Johnson		143	9,291
McKesson Corp.		178	11,719
Medco Health Solutions Inc. (c)		187	12,069
Quest Diagnostics Inc.		99	5,760
UnitedHealth Group Inc.		310	10,130
WellPoint Inc. (c)		159	10,205
			120,829
INDUSTRIALS - 10.1%
ABB Ltd. (c) (e)		461	10,078
Cooper Industries Plc		167	8,008
Fluor Corp.		239	11,100
Goodrich Corp.		123	8,656
Joy Global Inc.		121	6,870
Union Pacific Corp.		107	7,827
United Technologies Corp.		120	8,839
URS Corp. (c)		186	9,209
			70,587
INFORMATION TECHNOLOGY - 37.3%
Accenture Plc		391	16,403
Apple Inc. (c)		226	53,025
BMC Software Inc. (c)		103	3,911
Check Point Software Technologies Ltd. (c)		210	7,377
Cisco Systems Inc. (c)		552	14,376
Cognizant Technology Solutions Corp. (c)		205	10,428
EMC Corp. (c)		900	16,238
Flextronics International Ltd. (c)		922	7,232
Google Inc. - Class A (c)		23	12,838
Hewlett-Packard Co.		481	25,557
International Business Machines Corp.		143	18,403
Marvell Technology Group Ltd. (c)		544	11,093
MasterCard Inc.		34	8,724
Microsoft Corp.		638	18,671
Netease.com - ADR (c)		181	6,412
Oracle Corp.		679	17,433
Western Digital Corp. (c)		155	6,027
Xilinx Inc.		304	7,761
			261,909
MATERIALS - 4.5%
BHP Billiton Ltd. - ADR (e)		142	11,393
Rio Tinto Plc - ADR (e)		33	7,897
Syngenta AG		44	12,304
			31,594

Total Common Stocks (cost $578,288)			669,337

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)		$ 510	22

Total Non-U.S. Government Agency Asset-Backed Securities (cost $510)			22

SHORT TERM INVESTMENTS - 4.4%
Mutual Funds - 2.1%
JNL Money Market Fund, 0.03% (a) (h)		14,946	14,946

Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)		12,541	12,541
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)		3,330	3,330
			15,871

Total Short Term Investments (cost $30,817)			30,817

Total Investments - 99.8% (cost $609,615)			700,176
Other Assets and Liabilities, Net - 0.2%			1,753
Total Net Assets - 100%			$ 701,929

JNL/AIM Global Real Estate Fund
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 0.5%
Starwood Hotels & Resorts Worldwide Inc.		46	$ 2,129

FINANCIALS - 96.2%
Real Estate Investment Trusts - 64.0%
Diversified - REITS - 21.7%
Ascendas Real Estate Investment Trust		711	975
BGP Holdings Plc (f) (u)		5,552	-
British Land Co. Plc		421	3,072
Canadian Real Estate Investment Trust		131	3,558
CapitaCommercial Trust		2,183	1,685
Cominar Real Estate Investment Trust		66	1,249
Corio NV		25	1,667
Derwent London Plc		83	1,717
Dexus Property Group		5,155	3,831
Digital Realty Trust Inc. (e)		135	7,335
Eurocommercial Properties NV		46	1,831
Gecina SA		21	2,374
Goodman Group		9,835	5,911
Hammerson Plc		476	2,841
Kenedix Realty Investment Corp.		0	1,206
Klepierre (e)		80	3,153
Land Securities Group Plc		547	5,632
Liberty Property Trust (e)		144	4,891
Morguard Real Estate Investment Trust		106	1,424
Segro Plc		672	3,259
Shaftesbury Plc		298	1,739
Stockland		1,453	5,319
Suntec Real Estate Investment Trust (e)		1,482	1,420
Unibail-Rodamco SE		51	10,401
Vornado Realty Trust		105	7,914
Wereldhave NV (c)		25	2,416
			86,820
Industrial - REITS - 2.8%
AMB Property Corp.		87	2,378
DCT Industrial Trust Inc.		229	1,196
Hansteen Holdings Plc		1,129	1,371
ProLogis		383	5,062
ProLogis European Properties (c)		172	1,210
			11,217
Office - REITS - 7.4%
Alexandria Real Estate Equities Inc. (e)		58	3,934
Boston Properties Inc.		94	7,080
Commonwealth Property Office Fund (e)		1,167	969
ING Office Fund		1,782	956
Japan Prime Realty Investment Corp.		1	1,247
Japan Real Estate Investment Corp. (e)		-	2,634
Kilroy Realty Corp. (e)		81	2,492
Mack-Cali Realty Corp.		41	1,449
Nippon Building Fund Inc.		-	3,134
Piedmont Office Realty Trust Inc. (e)		53	1,052
SL Green Realty Corp.		44	2,531
Societe Immobiliere de Location pour l'Industrie et le Commerce		16	2,065
			29,543
Residential - REITS - 5.6%
American Campus Communities Inc.		69.90	1,934
AvalonBay Communities Inc. (e)		36.25	3,130
Camden Property Trust		105.08	4,374
Equity Residential		166.84	6,532
Essex Property Trust Inc. (e)		50.96	4,583
Mid-America Apartment Communities Inc.		39.30	2,036
			22,589
Retail - REITS - 15.6%
Acadia Realty Trust		77	1,382
CapitaMall Trust		2,478	3,136
CFS Retail Property Trust		3,719	6,399
Federal Realty Investment Trust (e)		23	1,646
Japan Retail Fund Investment Corp. (e)		1	1,066
Link Real Estate Investment Trust		855	2,108
Macerich Co. (e)		99	3,807
Primaris Retail Real Estate Investment Trust		162	2,678
Regency Centers Corp.		136	5,100
RioCan Real Estate Investment Trust		5	87
Simon Property Group Inc. (e)		188	15,791
Tanger Factory Outlet Centers Inc.		46	1,978
Westfield Group		1,557	17,234
			62,412
Specialized - REITS - 10.9%
Big Yellow Group Plc (c)		391	2,019
CBL & Associates Properties Inc.		53	727
DiamondRock Hospitality Co. (c)		136	1,376
Health Care REIT Inc. (e)		117	5,269
Hospitality Properties Trust		31	750
Host Hotels & Resorts Inc. (c)		635	9,304
Nationwide Health Properties Inc.		121	4,256
Public Storage		79	7,230
Senior Housing Properties Trust		188	4,175
Taubman Centers Inc.		40	1,597
Ventas Inc.		150	7,128
			43,831

REAL ESTATE MANAGEMENT & DEVELOPMENT - 32.2%
Real Estate Operating Companies - 25.7%
Agile Property Holdings Ltd. (e)		2,186	2,984
BR Properties SA (c)		133	959
Brookfield Properties Corp. (e)		225	3,465
CapitaLand Ltd.		2,338	6,635
China Overseas Land & Investment Ltd.		2,419	5,465
China Resources Land Ltd. (e)		1,566	3,405
Gagfah Sa		105	945
Glorious Property Holdings Ltd. (c)		1,642	696
Hang Lung Properties Ltd. (e)		1,402	5,652
Henderson Land Development Co. Ltd.		779	5,488
Hongkong Land Holdings Ltd.		1,495	7,580
Keppel Land Ltd.		610	1,600
Kerry Properties Ltd.		580	3,109
KWG Property Holding Ltd.		1,628	1,182
Longfor Properties Co. Ltd. (c)		17	18
Mitsui Fudosan Co. Ltd.		601	10,202
New World Development Ltd.		575	1,126
NTT Urban Development Corp. (e)		2	1,369
Pebblebrook Hotel Trust (c)		34	724
Retail Opportunity Investments Corp. (c)		95	956
Shimao Property Holdings Ltd.		530	974
Sino Land Co. (e)		2,212	4,336
Sumitomo Realty & Development Co. Ltd. (e)		368	7,003
Sun Hung Kai Properties Ltd. (e)		1,404	21,121
Unite Group Plc (c)		425	1,664
Wharf Holdings Ltd.		785	4,423
			103,081
Real Estate Services - 6.5%
AEON Mall Co. Ltd.		63.40	1,337.00
Castellum AB (e)		206.67	2,082.00
Citycon Oyj		409.32	1,631.00
Conwert Immobilien Invest SE (c)		145.77	1,809.00
Deutsche EuroShop AG		45.38	1,497.00
Mitsubishi Estate Co. Ltd.		814.00	13,321.00
Sponda OYJ (e)		237.58	992.00
Swiss Prime Site AG (c)		55.11	3,447.00
			26,116

Total Common Stocks (cost $341,329)			387,738

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Morgan Stanley Capital I REMIC, 5.94%, 10/15/42 (i)		$ 330	123
Sigma Finance, Inc. (d) (f) (u)		1,085	46

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,408)			169

SHORT TERM INVESTMENTS - 13.0%
Mutual Funds - 4.0%
JNL Money Market Fund, 0.03% (a) (h)		15,910	15,910

Securities Lending Collateral - 9.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)		26,276	26,276
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)		9,646	9,646
			35,922

Total Short Term Investments (cost $51,832)			51,832

Total Investments - 109.7% (cost $394,569)			439,739
Other Assets and Liabilities, Net - (9.7%)			(38,820)
Total Net Assets - 100%			$ 400,919

JNL/AIM Small Cap Growth Fund
COMMON STOCKS - 95.1%
CONSUMER DISCRETIONARY - 16.5%
Big Lots Inc. (c)		29	$ 1,040
Brinker International Inc.		44	842
Buffalo Wild Wings Inc. (c)		17	829
Chico's FAS Inc. (c)		54	772
Choice Hotels International Inc.		22	779
Darden Restaurants Inc.		19	832
Deckers Outdoor Corp. (c)		8	1,157
Group 1 Automotive Inc. (c) (e)		27	860
Gymboree Corp. (c)		16	815
Jack in the Box Inc. (c)		40	952
National CineMedia Inc.		44	761
NetFlix Inc. (c) (e)		15	1,098
Penn National Gaming Inc. (c)		33	926
PF Chang's China Bistro Inc. (c) (e)		26	1,161
Pool Corp.		32	731
Tractor Supply Co. (c)		13	728
TRW Automotive Holdings Corp. (c)		35	1,003
Warnaco Group Inc. (c)		16	783
Williams-Sonoma Inc.		36	945
WMS Industries Inc. (c)		19	817
			17,831
CONSUMER STAPLES - 1.6%
Church & Dwight Co. Inc.		16	1,055
Ralcorp Holdings Inc. (c)		9	638
			1,693
ENERGY - 5.7%
Arena Resources Inc. (c)		20	679
Bill Barrett Corp. (c)		21	647
Carrizo Oil & Gas Inc. (c) (e)		31	717
Dril-Quip Inc. (c)		14	849
FMC Technologies Inc. (c)		13	871
Goodrich Petroleum Corp. (c) (e)		26	408
Patterson-UTI Energy Inc.		47	653
SandRidge Energy Inc. (c) (e)		53	409
Whiting Petroleum Corp. (c)		11	867
			6,100
FINANCIALS - 7.9%
Affiliated Managers Group Inc. (c) (e)		12	980
BioMed Realty Trust Inc. (e)		43	705
Brown & Brown Inc.		26	467
City National Corp. (e)		15	815
Cullen/Frost Bankers Inc.		14	780
Federated Investors Inc. - Class B (e)		27	713
Greenhill & Co. Inc.		11	920
optionsXpress Holdings Inc. (c)		33	530
ProAssurance Corp. (c)		16	960
Stifel Financial Corp. (c)		12	656
SVB Financial Group (c)		22	1,013
			8,539
HEALTH CARE - 18.3%
Acorda Therapeutics Inc. (c)		25	872
AMAG Pharmaceuticals Inc. (c) (e)		16	556
American Medical Systems Holdings Inc. (c)		43	798
BioMarin Pharmaceutical Inc. (c)		40	929
Biovail Corp.		49	826
Chemed Corp.		21	1,143
Eclipsys Corp. (c)		45	889
Gen-Probe Inc. (c)		17	845
Insulet Corp. (c) (e)		36	541
inVentiv Health Inc. (c)		41	921
Isis Pharmaceuticals Inc. (c)		23	251
Martek Biosciences Corp. (c) (e)		37	835
Medicis Pharmaceutical Corp.		32	817
Mednax Inc. (c)		18	1,030
Meridian Bioscience Inc.		31	631
Myriad Genetics Inc. (c)		16	373
NuVasive Inc. (c) (e)		14	630
Perrigo Co.		21	1,240
PSS World Medical Inc. (c) (e)		36	842
Quality Systems Inc.		13	788
RehabCare Group Inc. (c)		25	671
Techne Corp.		12	756
United Therapeutics Corp. (c)		19	1,062
VCA Antech Inc. (c)		32	900
Zoll Medical Corp. (c)		25	664
			19,810
INDUSTRIALS - 12.5%
Bucyrus International Inc. - Class A		17	1,131
Continental Airlines Inc. - Class B (c)		15	324
Corrections Corp. of America (c)		41	805
CoStar Group Inc. (c) (e)		26	1,074
Forward Air Corp.		29	757
Fuel Tech Inc. (c) (e)		42	338
Hexcel Corp. (c)		42	606
HUB Group Inc. - Class A (c) (e)		33	922
Kaydon Corp.		20	753
Knight Transportation Inc. (e)		58	1,222
Lindsay Corp. (e)		13	524
Regal-Beloit Corp.		20	1,193
Tetra Tech Inc. (c)		34	789
TransDigm Group Inc.		28	1,485
Wabtec Corp.		22	927
Watsco Inc.		12	659
			13,509
INFORMATION TECHNOLOGY - 27.6%
Advanced Energy Industries Inc. (c)		59	974
Alliance Data Systems Corp. (c) (e)		12	752
Ansys Inc. (c)		18	796
Aspen Technology Inc. (c)		65	664
Blackboard Inc. (c)		18	748
Cabot Microelectronics Corp. (c)		20	762
Ciena Corp. (c) (e)		52	794
Cogent Inc. (c)		73	746
Coherent Inc. (c)		20	646
CommVault Systems Inc. (c)		33	703
Cymer Inc. (c)		13	488
F5 Networks Inc. (c)		19	1,191
Global Payments Inc.		18	808
GSI Commerce Inc. (c)		29	807
Harmonic Inc. (c)		100	628
Hittite Microwave Corp. (c) (e)		19	840
Informatica Corp. (c) (e)		54	1,441
Knot Inc. (c)		65	507
Lawson Software Inc. (c)		112	742
Manhattan Associates Inc. (c)		31	787
Micros Systems Inc. (c)		25	813
Microsemi Corp. (c)		44	767
Monolithic Power Systems Inc. (c)		29	649
Nice Systems Ltd. - ADR (c)		30	947
ON Semiconductor Corp. (c)		93	741
Open Text Corp. (c)		19	882
Pegasystems Inc.		3	94
Polycom Inc. (c)		42	1,292
Power Integrations Inc.		20	807
Quest Software Inc. (c)		46	812
SonicWALL Inc. (c)		85	737
SRA International Inc. - Class A (c)		40	823
SuccessFactors Inc. (c)		43	813
Sybase Inc. (c)		27	1,242
Tech Data Corp. (c)		18	747
VistaPrint NV (c)		16	942
Websense Inc. (c)		41	935
			29,867
MATERIALS - 3.0%
Calgon Carbon Corp. (c) (e)		38	647
Carpenter Technology Corp.		19	682
Grief Inc.		19	1,067
Intrepid Potash Inc. (c) (e)		26	800
			3,196
TELECOMMUNICATION SERVICES - 1.1%
SBA Communications Corp. (c)		33	1,173

UTILITIES - 0.9%
ITC Holdings Corp.		18	1,001

Total Common Stocks (cost $89,695)			102,719

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)		$ 289	12

Total Non-U.S. Government Agency Asset-Backed Securities (cost $289)			12

SHORT TERM INVESTMENTS - 17.0%
Mutual Funds - 5.0%
JNL Money Market Fund, 0.03% (a) (h)		5,382	5,382

Securities Lending Collateral - 12.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)		10,007	10,007
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)		2,928	2,928
			12,935

Total Short Term Investments (cost $18,317)			18,317

Total Investments - 112.1% (cost $108,301)			121,048
Other Assets and Liabilities, Net - (12.1%)			(13,090)
Total Net Assets - 100%			$ 107,958

JNL/Capital Guardian Global Balanced Fund
COMMON STOCKS - 64.1%
CONSUMER DISCRETIONARY - 7.0%
Adidas AG		19	$ 1,026
Anhanguera Educacional Participacoes SA (c) (s) (u)		39	563
Carnival Corp. (c)		3	124
CBS Corp. - Class B		61	848
Coach Inc.		7	292
Daimler AG (c)		38	1,783
Denso Corp.		43	1,275
Discovery Communications Inc. - Class A (c)		13	433
DreamWorks Animation SKG Inc. (c)		10	374
Hennes & Mauritz AB - Class B		12	787
Home Depot Inc.		19	624
Hyundai Mobis		6	809
Isuzu Motors Ltd. (c)		154	417
Li & Fung Ltd.		120	590
Li Ning Co. Ltd. (e)		275	995
Lowe's Cos. Inc.		27	645
Mazda Motor Corp.		245	689
McDonald's Corp.		3	200
Pirelli & C. SpA (c)		311	191
PT Astra International Tbk		57	260
SES SA		69	1,752
Strayer Education Inc. (e)		2	463
Target Corp.		76	3,977
Time Warner Cable Inc.		4	219
Urban Outfitters Inc. (c)		29	1,099
Vivendi SA		11	293
Walt Disney Co.		20	688
			21,416
CONSUMER STAPLES - 8.1%
British American Tobacco Plc		6	74
China Yurun Food Group Ltd.		176	537
Coca-Cola Amatil Ltd.		27	279
Coca-Cola Co.		5	270
CP ALL PCL (c)		18	16
Danone SA		19	1,157
General Mills Inc.		3	212
Hypermarcas SA (c) (s) (u)		52	636
Imperial Tobacco Group Plc		12	369
Kraft Foods Inc. - Class A		6	194
KT&G Corp.		1	76
KT&G Corp. - GDR (t)		4	119
L'Oreal SA		31	3,292
Magnit OAO - GDR (e)		9	174
Marfrig Frigorificos e Comercio de Alimentos SA (s) (u)		105	1,189
Metro AG		9	510
Nestle SA		38	1,952
PepsiCo Inc.		13	847
Pernod-Ricard SA		16	1,337
Philip Morris International Inc.		52	2,707
Procter & Gamble Co.		48	3,018
Shoppers Drug Mart Corp. (e)		6	241
Tesco Plc		237	1,569
United Spirits Ltd.		52	1,521
Wal-Mart Stores Inc.		42	2,313
Woolworths Ltd.		6	159
			24,768
ENERGY - 4.7%
BG Group Plc		114	1,978
BP Plc		71	673
Cameco Corp.		40	1,082
Cenovus Energy Inc.		14	358
Chevron Corp.		8	569
China Shenhua Energy Co. Ltd.		307	1,327
EnCana Corp.		5	156
Gazprom OAO - ADR		34	770
Oil Search Ltd. (e)		29	160
Paladin Energy Ltd. (c) (e)		26	95
Reliance Industries Ltd.		30	714
Royal Dutch Shell Plc - Class A		34	986
Sasol Ltd.		36	1,492
Schlumberger Ltd.		27	1,707
SeaDrill Ltd.		11	247
S-Oil Corp.		5	264
Transocean Ltd. (c)		9	794
Weatherford International Ltd. (c)		70	1,110
			14,482
FINANCIALS - 9.9%
ACE Ltd.		3	162
Allianz SE		4	439
Allstate Corp.		41	1,325
AON Corp.		8	346
AXA SA (s) (u)		13	296
Banco Bilbao Vizcaya Argentaria SA		15	206
Banco Bradesco SA - ADR		45	831
Banco Santander SA		38	501
Bank of China Ltd.		528	282
Bank of New York Mellon Corp.		3	93
Barclays Plc (s) (u)		251	1,374
Berkshire Hathaway Inc. - Class A (c)		-	1,340
BlackRock Inc.		1	218
BNP Paribas (s) (u)		13	984
BOC Hong Kong Holdings Ltd.		85	202
Bumiputra-Commerce Holdings Bhd		82	355
CapitaMalls Asia Ltd. (c) (s) (u)		251	405
Charles Schwab Corp. (e)		69	1,297
China Overseas Land & Investment Ltd.		46	104
CME Group Inc.		1	221
DLF Ltd. (s) (u)		241	1,658
Goldman Sachs Group Inc.		13	2,235
Grupo Financiero Inbursa SA		440	1,530
HDFC Bank Ltd.		13	547
Housing Development & Infrastructure Ltd. (c)		13	85
HSBC Holdings Plc		176	1,781
ICICI Bank Ltd.		15	320
Industrial & Commercial Bank of China		596	454
Intact Financial Corp.		3	128
Itau Unibanco Holding SA - ADR		15	325
JPMorgan Chase & Co.		35	1,548
Kotak Mahindra Bank Ltd.		6	93
Link Real Estate Investment Trust		166	409
Lloyds Banking Group Plc (c)		939	894
MSCI Inc. (c)		38	1,361
Muenchener Rueckversicherungs AG		4	710
Plum Creek Timber Co. Inc.		12	463
Progressive Corp. (c)		72	1,369
Sampo Oyj		13	335
Shinhan Financial Group Co. Ltd. (c)		9	365
Shinsei Bank Ltd. (e)		200	242
SinoPac Financial Holdings Co. Ltd. (c)		335	119
State Street Corp.		3	149
Sumitomo Mitsui Financial Group Inc. (s) (u)		11	377
UBS AG (c) (s) (u)		16	258
UniCredit SpA (c) (s) (u)		405	1,196
Vienna Insurance Group		2	110
Westpac Banking Corp. (e)		8	207
Wharf Holdings Ltd. (e)		40	225
			30,474
HEALTH CARE - 6.7%
Aetna Inc.		17	607
Allergan Inc.		7	451
Baxter International Inc.		32	1,851
Bayer AG		13	892
Celgene Corp. (c)		29	1,815
Cerner Corp. (c)		21	1,820
CSL Ltd.		3	113
DaVita Inc. (c)		19	1,211
Johnson & Johnson		15	998
Medtronic Inc.		30	1,355
Merck & Co. Inc.		30	1,132
Novo-Nordisk A/S - Class B		8	597
Roche Holding AG		20	3,199
Shire Plc		73	1,606
Shire Plc - ADR (e)		3	178
Synthes Inc.		1	138
Sysmex Corp.		9	522
Teva Pharmaceutical Industries Ltd. - ADR		18	1,135
UnitedHealth Group Inc.		29	944
			20,564
INDUSTRIALS - 4.3%
Andritz AG (e)		9	528
Assa Abloy AB		10	188
BAE Systems Plc		74	414
British Airways Plc (c) (e)		39	143
China Railway Construction Corp. Ltd. (e)		472	582
China Railway Group Ltd. (c) (e)		177	128
Cia de Concessoes Rodoviarias		24	525
Cummins Inc.		4	217
Danaher Corp.		4	296
East Japan Railway Co.		5	327
Emerson Electric Co.		24	1,208
FedEx Corp.		2	224
First Solar Inc. (c) (e)		9	1,055
Mitsubishi Corp.		18	459
Mitsui OSK Lines Ltd.		99	711
Norfolk Southern Corp.		29	1,626
Parker Hannifin Corp.		3	175
Siemens AG		21	2,106
SMC Corp.		5	652
Sumitomo Corp. (e)		123	1,412
Suntech Power Holdings Co. Ltd. - ADR (c) (e)		9	126
			13,102
INFORMATION TECHNOLOGY - 11.1%
Acer Inc.		490	1,448
Adobe Systems Inc. (c)		34	1,196
Agilent Technologies Inc. (c)		7	248
Akamai Technologies Inc. (c) (e)		23	707
Apple Inc. (c)		7	1,551
ASML Holding NV (e)		42	1,516
Autonomy Corp. Plc (c)		7	202
Broadcom Corp. - Class A (c)		20	664
BYD Co. Ltd. (c) (e)		19	184
Cisco Systems Inc. (c)		69	1,788
Delta Electronics Inc.		71	225
Foxconn International Holdings Ltd. (c)		127	134
Genpact Ltd. (c)		63	1,063
Giant Interactive Group Inc. - ADR (c) (e)		12	89
Google Inc. - Class A (c)		4	2,098
HON HAI Precision Industry Co. Ltd.		1	4
HON HAI Precision Industry Co. Ltd. - GDR		39	359
International Business Machines Corp.		11	1,424
Juniper Networks Inc. (c) (e)		91	2,783
Keyence Corp.		1	249
Maxim Integrated Products Inc.		20	396
MediaTek Inc.		9	156
Microchip Technology Inc. (e)		8	225
Murata Manufacturing Co. Ltd.		17	966
NetApp Inc. (c)		6	189
Nidec Corp.		2	236
Nintendo Co. Ltd. (e)		11	3,515
Oracle Corp.		17	424
Oracle Corp. Japan		12	570
QUALCOMM Inc.		29	1,201
Redecard SA		1	13
Research In Motion Ltd. (c)		18	1,334
Samsung Electronics Co. Ltd.		-	140
Samsung Electronics Co. Ltd. - GDR		1	268
SAP AG		28	1,374
Taiwan Semiconductor Manufacturing Co. Ltd.		870	1,685
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		12	125
TDK Corp.		4	266
Tencent Holdings Ltd. (e)		18	369
Trend Micro Inc. (e)		36	1,255
Visa Inc. - Class A		14	1,229
Wintek Corp. (c)		67	61
			33,929
MATERIALS - 5.6%
Air Liquide		4	467
Allegheny Technologies Inc. (e)		30	1,641
Ambuja Cements Ltd.		39	105
Anglo American Plc (c)		10	414
AngloGold Ashanti Ltd.		9	336
Barrick Gold Corp.		27	1,047
China Shanshui Cement Group Ltd.		549	307
Cliffs Natural Resources Inc.		10	710
CRH Plc		56	1,401
Harmony Gold Mining Co. Ltd (e)		6	52
HeidelbergCement AG		3	146
Holcim Ltd. (c) (e)		17	1,251
Inmet Mining Corp.		4	227
Lafarge SA (s) (u)		9	656
LG Chem Ltd.		4	857
LG Chem Ltd. - GDR (c) (t)		2	170
MMC Norilsk Nickel - ADR (c)		12	226
Monsanto Co.		7	529
Nucor Corp.		3	141
Pretoria Portland Cement Co. Ltd.		68	319
PT Indocement Tunggal Prakarsa Tbk		9	14
Rio Tinto Plc		6	344
Sappi Ltd. - ADR (c) (e)		15	66
Sappi Ltd. (c)		115	513
Semen Gresik Persero Tbk PT		241	193
Shin-Etsu Chemical Co. Ltd.		3	180
Stora Enso Oyj - Class R (c) (e)		22	166
Sumitomo Chemical Co. Ltd.		287	1,403
Syngenta AG		4	1,216
Vale SA - ADR		3	69
Vulcan Materials Co.		33	1,545
Xstrata Plc (c)		19	366
			17,077
TELECOMMUNICATION SERVICES - 4.7%
America Movil SAB de CV - ADR		7	357
American Tower Corp. (c)		41	1,734
Bezeq Israeli Telecommunication Corp. Ltd.		92	262
Bharti Airtel Ltd.		106	738
China Mobile Ltd. (e)		45	428
France Telecom SA		69	1,651
Koninklijke KPN NV		143	2,259
Maxis Bhd		252	413
MTN Group Ltd.		13	200
SK Telecom Co. Ltd.		1	211
SK Telecom Co. Ltd. - ADR		16	281
SoftBank Corp. (e)		62	1,522
Telefonos de Mexico SAB de CV - ADR (e)		119	1,861
Telefonos de Mexico SAB de CV (e)		50	39
Telekomunikacja Polska SA		39	223
Telstra Corp. Ltd.		263	721
Turk Telekomunikasyon AS		67	225
Verizon Communications Inc.		38	1,166
			14,291
UTILITIES - 2.0%
China Longyuan Power Group Corp. (c) (s) (u)		236	280
Companhia Energetica de Minas Gerais - ADR		13	211
E.ON AG		28	1,038
Edison International		4	144
Electricite de France SA		21	1,146
Enersis SA - ADR (e)		6	128
GDF Suez		16	618
National Grid Plc		71	691
Tanjong Plc		45	245
Veolia Environnement (e)		44	1,523
			6,024

Total Common Stocks (cost $177,473)			196,127

PREFERRED STOCKS - 0.6%
INFORMATION TECHNOLOGY - 0.0%
ASAT Holdings Ltd., 13.00% (f) (s) (u)		7	-

MATERIALS - 0.1%
Cia Vale do Rio Doce		6	167

TELECOMMUNICATION SERVICES - 0.1%
Tele Norte Leste Participacoes SA		22	387

UTILITIES - 0.4%
Cia Energetica de Sao Paulo		84	1,144
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA		10	228
			1,372

Total Preferred Stocks (cost $1,668)			1,926

WARRANTS - 0.0%
ASAT Holdings Ltd. 07/24/11 (c) (f) (s) (u)		-	-

Total Warrants (cost $0)			-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)		$ 826	35

Total Non-U.S. Government Agency Asset-Backed Securities (cost $826)			35

CORPORATE BONDS AND NOTES - 6.4%
CONSUMER DISCRETIONARY - 0.5%
Altegrity Inc., 10.50%, 11/01/15 (s) (u)		200	188
Charter Communications Operating LLC, 8.38%, 04/30/14 (k) (s) (u)		200	206
Comcast Corp., 5.88%, 02/15/18		250	267
Daimler Finance North America LLC, 5.88%, 03/15/11		355	369
Time Warner Inc., 5.88%, 11/15/16 (e)		450	492
Volvo AB, 5.00%, 05/31/17	EUR	150	200
			1,722
CONSUMER STAPLES - 0.5%
Anheuser-Busch InBev NV, 8.63%, 01/30/17	EUR	425	733
BAT International Finance Plc, 8.13%, 11/15/13 (e) (s) (u)		150	176
Imperial Tobacco Finance Plc, 8.38%, 02/17/16	EUR	250	415
Tesco Plc, 5.50%, 01/13/33	GBP	100	149
			1,473
ENERGY - 0.0%
Evergreen Energy Inc., 8.00%, 08/01/12 (s) (u)		60	25
Petrobras International Finance Co., 6.88%, 01/20/20 (e)		85	88
			113
FINANCIALS - 2.8%
Allied Irish Banks Plc, 12.50%, 06/25/19	EUR	250	396
Bank of America Corp., 5.75%, 12/01/17		480	492
Barclays Bank Plc, 3.90%, 04/07/15		475	475
CNA Financial Corp., 7.35%, 11/15/19		500	523
DBS Bank Ltd. Singapore, 7.88%, 04/15/10 (s) (u)		150	150
Depfa ACS Bank, 3.25%, 02/15/12	EUR	550	749
Eurohypo AG, 4.50%, 01/21/13	EUR	100	145
Ford Motor Credit Co. LLC, 8.00%, 12/15/16		175	184
Goldman Sachs Group Inc., 7.50%, 02/15/19 (e)		300	343
Liberty Mutual Group Inc., 7.50%, 08/15/36 (s) (u)		350	338
Lloyds TSB Bank Plc, 6.38%, 06/17/16	EUR	500	733
Merrill Lynch & Co. Inc., 4.63%, 09/14/18	EUR	250	322
Muenchener Rueckversicherungs AG, 6.75%, 06/21/23	EUR	150	221
Nielsen Finance LLC, 10.00%, 08/01/14 (e)		200	210
ProLogis, 7.38%, 10/30/19 (e)		600	616
Rodamco Europe Finance BV, 3.75%, 12/12/12	EUR	200	279
Royal Bank of Scotland Plc, 4.38%, 07/13/16	EUR	250	348
Royal Bank of Scotland Plc, 6.93%, 04/09/18	EUR	200	278
Societe Generale, 5.75%, 04/20/16 (s) (u)		150	159
Standard Chartered Bank, 6.40%, 09/26/17 (s) (u)		300	317
UBS AG Stamford, 3.88%, 01/15/15		300	297
UniCredito Luxemburg Finance SA, 6.00%, 10/31/17 (s) (u)		150	152
Westfield Europe Finance Plc., 3.63%, 06/27/12	EUR	400	545
Westfield Europe Finance Plc., 5.50%, 06/27/17	EUR	150	233
			8,505
HEALTH CARE - 0.7%
AstraZeneca Plc, 5.90%, 09/15/17		250	279
GlaxoSmithKline Capital Inc., 5.65%, 05/15/18		200	217
HCA Inc., 9.25%, 11/15/16		75	80
Pfizer Inc., 6.20%, 03/15/19		400	452
Roche Holdings Inc., 6.00%, 03/01/19 (l) (s) (u)		400	442
Schering-Plough Corp., 5.38%, 10/01/14	EUR	350	524
Tenet Healthcare Corp., 8.88%, 07/01/19 (s) (u)		200	216
			2,210
INDUSTRIALS - 0.1%
General Electric Co., 5.00%, 02/01/13 (e)		200	217

INFORMATION TECHNOLOGY - 0.1%
NXP BV, 7.88%, 10/15/14		200	196

TELECOMMUNICATION SERVICES - 1.0%
AT&T Inc., 5.80%, 02/15/19		600	641
AT&T Wireless Services Inc., 8.13%, 05/01/12		250	282
France Telecom SA, 7.75%, 03/01/11 (l)		150	159
France Telecom SA, 7.50%, 03/14/11	GBP	150	240
Koninklijke KPN NV, 4.75%, 01/17/17	EUR	200	284
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	150	239
Telecom Italia SpA, 8.25%, 03/21/16	EUR	150	245
Telefonica Emisiones SAU, 5.88%, 07/15/19 (e)		400	428
Vodafone Group Plc, 4.75%, 06/14/16	EUR	350	507
			3,025
UTILITIES - 0.7%
Abu Dhabi National Energy Co., 6.17%, 10/25/17		300	306
AES Corp., 7.75%, 10/15/15		125	127
AES Panama SA, 6.35%, 12/12/16 (s) (u)		300	306
E.ON International Finance BV, 5.80%, 04/30/18 (s) (u)		500	541
Edison Mission Energy, 7.75%, 06/15/16 (e)		150	110
National Grid Plc, 6.30%, 08/01/16		300	334
Veolia Environnement, 5.25%, 06/03/13 (e)		525	564
			2,288

Total Corporate Bonds and Notes (cost $19,390)			19,749

GOVERNMENT AND AGENCY OBLIGATIONS - 25.5%
GOVERNMENT SECURITIES - 22.4%
Sovereign - 15.8%
Argentina Government International Bond, 7.00%, 10/03/15 (f)		550	458
Brazil Notas do Tesouro Nacional Series B, 6.00%, 05/15/17	BRL	580	625
Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/17	BRL	410	213
Brazilian Government International Bond, 12.50%, 01/05/16	BRL	300	192
Brazilian Government International Bond, 12.50%, 01/05/22	BRL	250	164
Canadian Government Bond, 4.50%, 06/01/15	CAD	1,750	1,855
Colombia Government International Bond, 12.00%, 10/22/15	COP	231,000	146
Colombia Government International Bond, 9.85%, 06/28/27	COP	35,000	21
Croatia Government International Bond, 6.75%, 11/05/19 (s) (u)		625	688
Denmark Government Bond, 5.00%, 11/15/13	DKK	11,975	2,401
Dominican Republic International Bond, 8.63%, 04/20/27 (s) (u)		150	159
France Government Bond, 4.25%, 10/25/23	EUR	550	783
Gabonese Republic, 8.20%, 12/12/17		200	220
German Treasury Bond, 4.00%, 01/04/37	EUR	100	138
Hellenic Republic Government Bond, 6.10%, 08/20/15	EUR	335	451
Hellenic Republic Government Bond, 6.00%, 07/19/19	EUR	600	781
Hungary Government Bond, 5.50%, 02/12/14	HUF	100,000	499
Hungary Government Bond, 8.00%, 02/12/15	HUF	74,500	407
Indonesia Government Bond, 12.50%, 03/15/13	IDR	250,000	31
Indonesia Government Bond, 11.00%, 10/15/14	IDR	65,000	8
Indonesia Government Bond, 9.50%, 06/15/15	IDR	1,965,000	227
Indonesia Government Bond, 10.75%, 05/15/16	IDR	145,000	18
Indonesia Government Bond, 12.80%, 06/15/21	IDR	95,000	13
Ireland Government Bond, 5.90%, 10/18/19	EUR	550	827
Italy Buoni Poliennali Del Tesoro, 5.00%, 02/01/12	EUR	825	1,187
Italy Buoni Poliennali Del Tesoro, 3.75%, 12/15/13	EUR	700	997
Italy Buoni Poliennali Del Tesoro, 4.50%, 03/01/19	EUR	1,700	2,444
Japan Government Bond, 1.10%, 03/21/11	JPY	140,000	1,511
Japan Government Bond, 1.50%, 09/20/14	JPY	55,000	614
Japan Government Bond, 1.70%, 09/20/17	JPY	205,000	2,305
Japan Government Bond, 2.30%, 12/20/35	JPY	50,000	536
Korea Treasury Bond, 4.25%, 09/10/14	KRW	2,050,000	1,801
Korea Treasury Bond, 5.75%, 09/10/18	KRW	100,000	93
Malaysia Government Bond, 5.09%, 04/30/14	MYR	2,325	754
Malaysia Government Bond, 3.74%, 02/27/15	MYR	200	61
Mexican Bonos, 9.50%, 12/18/14	MXN	20,000	1,798
Mexican Bonos, 7.75%, 12/14/17	MXN	3,800	313
Netherlands Government Bond, 3.25%, 07/15/15	EUR	1,250	1,762
Norway Government Bond, 6.50%, 05/15/13	NOK	7,950	1,487
Poland Government Bond, 5.75%, 04/25/14	PLN	5,250	1,889
Poland Government International Bond, 5.25%, 10/25/17	PLN	1,150	402
Queensland Treasury Corp., 6.00%, 10/14/15	AUD	3,500	3,218
Republic of Argentina, 0.39%, 08/03/12 (i)		325	110
Republic of Deutschland, 3.75%, 07/04/13	EUR	250	362
Republic of Deutschland, 4.25%, 07/04/14	EUR	1,570	2,320
Republic of Deutschland, 3.25%, 07/04/15	EUR	825	1,169
Republic of Deutschland, 4.25%, 07/04/18	EUR	2,250	3,333
Republic of Deutschland, 4.75%, 07/04/34	EUR	950	1,460
Republic of Iraq, 5.80%, 01/15/28		500	402
Republic of Turkey, 7.50%, 07/14/17		125	142
Republic of Turkey, 7.50%, 11/07/19		150	170
Republic of Venezuela, 5.38%, 08/07/10		115	114
Republic of Venezuela, 9.38%, 01/13/34		260	190
Singapore Government Bond, 3.75%, 09/01/16	SGD	1,000	786
Spanish Government Bond, 4.40%, 01/31/15	EUR	400	581
Sweden Government Bond, 6.75%, 05/05/14	SEK	5,250	856
Thailand Government Bond, 5.25%, 05/12/14	THB	1,650	55
Thailand Government Bond, 3.63%, 05/22/15	THB	5,425	169
Turkey Government International Bond, 16.00%, 03/07/12		200	148
Turkey Government International Bond, 6.75%, 05/30/40		150	147
United Kingdom Treasury Bond, 4.50%, 03/07/19	GBP	375	597
United Kingdom Treasury Bond, 4.25%, 06/07/32	GBP	300	441
Venezuela Government International Bond, 9.25%, 09/15/27		525	411
			48,460
Treasury Inflation Index Securities - 0.6%
Republic of Turkey Inflation Indexed Note, 10.00%, 02/15/12 (r)	TRY	291	222
U.S. Treasury Inflation Indexed Note, 2.00%, 07/15/14 (r)		1,466	1,559
			1,781
U.S. Treasury Securities - 6.0%
U.S. Treasury Bond, 7.50%, 11/15/16		1,400	1,768
U.S. Treasury Bond, 5.25%, 02/15/29		1,000	1,088
U.S. Treasury Bond, 4.38%, 02/15/38		850	808
U.S. Treasury Note, 4.50%, 02/28/11		2,500	2,593
U.S. Treasury Note, 2.75%, 02/28/13		4,500	4,657
U.S. Treasury Note, 4.25%, 08/15/13		4,100	4,437
U.S. Treasury Note, 4.25%, 11/15/13 (e)		2,450	2,654
U.S. Treasury Note, 3.50%, 02/15/18		400	401
			18,406
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.1%
Federal Home Loan Mortgage Corp. - 0.7%
Federal Home Loan Mortgage Corp., 5.00%, 12/01/39		1,989	2,056

Federal National Mortgage Association - 2.1%
Federal National Mortgage Association, 5.50%, 03/01/37		854	901
Federal National Mortgage Association, 6.00%, 07/01/38		1,856	1,975
Federal National Mortgage Association, 5.50%, 01/01/39		3,424	3,613
			6,489
Government National Mortgage Association - 0.3%
Government National Mortgage Association, 4.50%, 11/20/39		843	852

Total Government and Agency Obligations (cost $77,344)			78,044

SHORT TERM INVESTMENTS - 9.9%
Mutual Funds - 2.9%
JNL Money Market Fund, 0.03% (a) (h)		8,887	8,887

Securities Lending Collateral - 7.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)		13,694	13,694
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)		7,636	7,636
			21,330

Total Short Term Investments (cost $30,217)			30,217

Total Investments - 106.5% (cost $306,918)			326,098
Other Assets and Liabilities, Net - (6.5%)			(19,951)
Total Net Assets - 100%			$ 306,147

JNL/Capital Guardian Global Diversified Research Fund
COMMON STOCKS - 96.6%
CONSUMER DISCRETIONARY - 8.5%
Carnival Corp. (c)	29	$ 1,128
Daimler AG (c)	51	2,392
Denso Corp.	64	1,915
Discovery Communications Inc. - Class A (c)	33	1,122
DreamWorks Animation SKG Inc. (c)	48	1,903
Gannett Co. Inc.	83	1,366
Hyundai Mobis	3	398
Isuzu Motors Ltd. (c)	936	2,533
Lowe's Cos. Inc.	102	2,472
Mazda Motor Corp.	434	1,221
McDonald's Corp.	34	2,295
Pirelli & C. SpA (c)	3,401	2,090
PT Astra International Tbk	105	481
Strayer Education Inc. (e)	8	1,997
Target Corp.	82	4,297
Time Warner Cable Inc.	37	1,962
Urban Outfitters Inc. (c) (e)	51	1,943
		31,515
CONSUMER STAPLES - 9.1%
Coca-Cola Amatil Ltd.	282	2,915
Coca-Cola Co.	34	1,842
Danone SA	59	3,568
General Mills Inc.	38	2,711
Imperial Tobacco Group Plc	83	2,522
Kraft Foods Inc. - Class A	86	2,613
PepsiCo Inc.	54	3,566
Pernod-Ricard SA	66	5,642
Philip Morris International Inc.	27	1,403
Procter & Gamble Co.	53	3,372
Wal-Mart Stores Inc.	29	1,601
Woolworths Ltd.	64	1,644
		33,399
ENERGY - 11.0%
BG Group Plc	538	9,303
Cameco Corp.	63	1,731
Cenovus Energy Inc.	99	2,589
Chevron Corp.	70	5,331
China Shenhua Energy Co. Ltd.	922	3,984
Gazprom OAO - ADR	174	4,050
Oil Search Ltd. (e)	225	1,231
Reliance Industries Ltd.	48	1,149
Royal Dutch Shell Plc - Class A	156	4,521
Sasol Ltd.	37	1,542
Schlumberger Ltd.	36	2,278
SeaDrill Ltd. (e)	48	1,128
Transocean Ltd. (c)	10	821
Weatherford International Ltd. (c)	65	1,028
		40,686
FINANCIALS - 19.6%
Allstate Corp.	55	1,764
AON Corp.	42	1,794
AXA SA (s) (u)	76	1,687
Banco Santander SA	139	1,848
Bank of China Ltd.	6,845	3,650
Barclays Plc (s) (u)	247	1,350
BlackRock Inc.	9	1,960
BNP Paribas (s) (u)	60	4,593
Bumiputra-Commerce Holdings Bhd	270	1,164
Charles Schwab Corp. (e)	132	2,463
CME Group Inc.	8	2,371
DLF Ltd. (s) (u)	125	860
Goldman Sachs Group Inc.	28	4,778
Grupo Financiero Inbursa SA	273	949
HSBC Holdings Plc	329	3,332
Industrial & Commercial Bank of China (e)	5,477	4,176
Intact Financial Corp.	35	1,540
Itau Unibanco Holding SA - ADR (e)	72	1,583
JPMorgan Chase & Co.	54	2,394
Link Real Estate Investment Trust	940	2,317
Lloyds Banking Group Plc (c)	1,611	1,535
Muenchener Rueckversicherungs AG	20	3,242
Plum Creek Timber Co. Inc.	25	953
Progressive Corp. (c)	127	2,426
Shinhan Financial Group Co. Ltd. (c)	55	2,161
Shinsei Bank Ltd. (e)	1,477	1,785
State Street Corp.	46	2,058
Sumitomo Mitsui Financial Group Inc. (s) (u)	46	1,520
UBS AG (c) (s) (u)	162	2,639
UniCredit SpA (c) (s) (u)	341	1,007
Westpac Banking Corp. (e)	125	3,191
Wharf Holdings Ltd. (e)	551	3,105
		72,195
HEALTH CARE - 9.7%
Allergan Inc.	53	3,482
Baxter International Inc.	34	1,973
Bayer AG	37	2,513
Celgene Corp. (c)	37	2,280
Cerner Corp. (c)	19	1,625
CSL Ltd.	37	1,237
DaVita Inc. (c)	41	2,599
Johnson & Johnson	26	1,689
Medtronic Inc.	72	3,251
Merck & Co. Inc.	74	2,779
Novo-Nordisk A/S - Class B	36	2,786
Roche Holding AG	30	4,819
Shire Plc	166	3,669
Synthes Inc.	10	1,201
		35,903
INDUSTRIALS - 8.0%
Assa Abloy AB	114	2,225
BAE Systems Plc	238	1,342
British Airways Plc (c) (e)	368	1,357
China Railway Construction Corp. Ltd.	938	1,156
China Railway Group Ltd. (c) (e)	1,715	1,237
Cia de Concessoes Rodoviarias	39	853
Cummins Inc.	41	2,509
Danaher Corp.	23	1,798
East Japan Railway Co.	24	1,676
Emerson Electric Co.	27	1,344
FedEx Corp.	25	2,316
First Solar Inc. (c) (e)	6	760
Mitsubishi Corp.	47	1,226
Mitsui OSK Lines Ltd.	284	2,038
Norfolk Southern Corp.	34	1,889
Parker Hannifin Corp.	24	1,521
Siemens AG	31	3,089
Sumitomo Corp.	101	1,160
		29,496
INFORMATION TECHNOLOGY - 13.8%
Acer Inc.	600	1,772
Adobe Systems Inc. (c)	58	2,044
Apple Inc. (c)	10	2,279
ASML Holding NV - NYS	14	506
ASML Holding NV (e)	48	1,730
Autonomy Corp. Plc (c)	47	1,286
Cisco Systems Inc. (c)	86	2,244
Foxconn International Holdings Ltd. (c)	1,494	1,576
Google Inc. - Class A (c)	6	3,289
Juniper Networks Inc. (c)	91	2,789
Keyence Corp.	12	2,777
Maxim Integrated Products Inc.	126	2,451
Murata Manufacturing Co. Ltd.	30	1,704
NetApp Inc. (c)	53	1,729
Nidec Corp.	17	1,768
Nintendo Co. Ltd. (e)	7	2,444
Oracle Corp.	71	1,827
Oracle Corp. Japan	22	1,020
QUALCOMM Inc.	35	1,457
Research In Motion Ltd. (c)	14	1,037
Samsung Electronics Co. Ltd. - GDR	7	2,451
SAP AG	49	2,376
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	124	1,301
TDK Corp.	28	1,836
Trend Micro Inc.	57	1,981
Visa Inc. - Class A	37	3,323
		50,997
MATERIALS - 9.5%
Air Products & Chemicals Inc.	27	1,960
Allegheny Technologies Inc.	32	1,744
Anglo American Plc (c)	63	2,748
Barrick Gold Corp.	40	1,530
Cliffs Natural Resources Inc.	47	3,356
CRH Plc	76	1,890
HeidelbergCement AG	22	1,210
Holcim Ltd. (c)	11	820
Inmet Mining Corp.	41	2,382
LG Chem Ltd. - GDR (c) (t)	21	2,221
Monsanto Co.	16	1,157
Rio Tinto Plc	54	3,198
Shin-Etsu Chemical Co. Ltd.	31	1,801
Stora Enso Oyj - Class R (c) (e)	243	1,851
Sumitomo Chemical Co. Ltd.	406	1,985
Vale SA - ADR	73	2,038
Xstrata Plc (c)	160	3,035
		34,926
TELECOMMUNICATION SERVICES - 5.4%
American Tower Corp. (c)	158	6,732
Bharti Airtel Ltd.	250	1,740
France Telecom SA	97	2,328
Koninklijke KPN NV	160	2,527
Maxis Bhd	400	654
MTN Group Ltd.	138	2,122
SoftBank Corp.	94	2,325
Telstra Corp. Ltd.	546	1,497
		19,925
UTILITIES - 2.0%
E.ON AG	34	1,267
Edison International	48	1,637
GDF Suez	36	1,391
National Grid Plc	113	1,098
Veolia Environnement (e)	60	2,093
		7,486

Total Common Stocks (cost $317,328)		356,528

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$ 810	34

Total Non-U.S. Government Agency Asset-Backed Securities (cost $810)		34

CORPORATE BONDS AND NOTES - 0.1%
ENERGY - 0.1%
Seadrill Ltd., 3.63%, 11/08/12	300	301

Total Corporate Bonds and Notes (cost $161)		301

SHORT TERM INVESTMENTS - 9.8%
Mutual Funds - 3.6%
JNL Money Market Fund, 0.03% (a) (h)	13,277	13,277

Securities Lending Collateral - 6.2%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	17,183	17,183
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	5,627	5,627
		22,810

Total Short Term Investments (cost $36,087)		36,087

Total Investments - 106.5% (cost $354,386)		392,950
Other Assets and Liabilities, Net - (6.5%)		(24,011)
Total Net Assets - 100%		$ 368,939

JNL/Capital Guardian International Small Cap Fund
COMMON STOCKS - 85.2%
CONSUMER DISCRETIONARY - 13.9%
361 Degrees International Ltd. (e) (s) (u)	1,922	$ 1,508
ABC-Mart Inc.	58	1,849
ANTA Sports Products Ltd.	203	335
Bellway Plc	56	656
Billabong International Ltd. (e)	113	1,171
Bloomsbury Publishing Plc	200	346
Cheil Worldwide Inc.	4	1,072
DSG International Plc (c)	2,558	1,357
Eaga Plc	363	791
ElringKlinger AG	31	793
Exedy Corp.	63	1,534
Future Plc	494	142
Greene King Plc	170	1,153
Groupe Aeroplan Inc.	90	948
Hankook Tire Co. Ltd.	34	649
Hellenic Duty Free Shops SA	50	420
Inchcape Plc (c)	4,298	1,923
JB Hi-Fi Ltd.	44	819
LG Fashion Corp.	36	873
Marston's Plc	511	710
MegaStudy Co. Ltd.	3	441
Mothercare Plc	59	541
Rodriguez Group (c) (f) (u)	9	11
SJM Holdings Ltd.	1,094	723
Sumitomo Rubber Industries Inc.	162	1,428
Xebio Co. Ltd.	30	601
Yell Group Plc (c) (s) (u)	1,568	977
		23,771
CONSUMER STAPLES - 10.1%
Ain Pharmaciez Inc.	57	1,677
Barry Callebaut AG (c)	-	313
BaWang International Group Holding Ltd. (c) (e) (s) (u)	1,970	1,474
C&C Group Plc	732	3,308
Davide Campari-Milano SpA	433	4,634
MARR SpA (e)	65	598
Olam International Ltd. (e) (s) (u)	511	946
Pigeon Corp.	56	2,099
Sundrug Co. Ltd. (e)	92	2,180
Tassal Group Ltd. (e)	55	79
		17,308
ENERGY - 2.7%
Flex LNG Ltd. (c) (u)	649	653
Golar LNG Energy Ltd. (c)	420	659
Petroplus Holdings AG (c)	97	1,793
SeaDrill Ltd.	18	415
Uranium One Inc. (c) (e)	423	1,115
		4,635
FINANCIALS - 11.7%
Aareal Bank AG (c)	14	306
Aozora Bank Ltd.	1,486	2,098
Ascendas Real Estate Investment Trust (e)	540	741
Banque Cantonale Vaudoise	1	392
Bolsas y Mercados Espanoles SA (e)	26	689
CapitaCommercial Trust (e) (s) (u)	1,264	976
CapitaMall Trust (s) (u)	239	303
Close Brothers Group Plc	81	953
Credit Saison Co. Ltd.	26	408
Grainger Plc	270	553
Hopewell Holdings Ltd.	162	478
Industrial Alliance Insurance & Financial Services Inc.	39	1,334
kabu.com Securities Co. Ltd.	95	513
Korean Reinsurance Co. (c)	194	1,713
Laurentian Bank of Canada	46	1,944
Liberty International Plc (s) (u)	9	68
Liontrust Asset Management Plc	18	27
Paragon Group Companies Plc	765	1,573
Shaftesbury Plc (s) (u)	142	831
Sumitomo Real Estate Sales Co. Ltd. (e)	40	1,737
Tokyu Livable Inc.	224	2,039
Yanlord Land Group Ltd. (e)	263	352
		20,028
HEALTH CARE - 4.6%
As One Corp.	21	374
Biovail Corp.	22	365
Hogy Medical Co. Ltd. (e)	34	1,586
Nestor Healthcare Group Plc	377	318
Omega Pharma SA	20	1,002
Sysmex Corp. (e)	71	4,185
		7,830
INDUSTRIALS - 18.7%
Aecon Group Inc.	87	1,164
Amano Corp.	75	683
Andritz AG (e)	27	1,596
Atkins (WS) Plc	52	493
BFI Canada Ltd.	40	688
Brunel International NV	40	1,386
Chiyoda Corp. (e)	160	1,588
Cosel Co. Ltd.	131	1,890
Fenner Plc	141	457
Fuji Machine Manufacturing Co. Ltd.	18	315
Glory Ltd.	16	407
Hastie Group Ltd. (e)	442	618
Kaba Holding AG	2	449
Kintetsu World Express Inc.	44	1,146
MISUMI Group Inc. (e)	123	2,532
Miura Co. Ltd. (e)	131	3,407
NovaCast AB - Class B (c) (u)	19	23
Panalpina Welttransport Holding AG	16	1,396
Pfleiderer AG (c)	26	172
Robert Walters Plc	69	237
Saft Groupe SA	21	818
Sankyu Inc.	393	1,938
Seco Tools AB - Class B	74	953
Seek Ltd. (e)	500	3,681
SMA Solar Technology SA (e)	9	1,169
Spirax-Sarco Engineering Plc	38	807
Tocalo Co. Ltd. (e)	20	409
Uponor Oyj (e)	35	635
WestJet Airlines Ltd. (c)	70	940
		31,997
INFORMATION TECHNOLOGY - 9.9%
ARM Holdings Plc	211	762
CSR Plc (c)	55	379
Dai-ichi Seiko Co. Ltd. (e)	26	844
Dialog Semiconductor Plc (c)	90	1,395
Halma Plc	120	457
Hamamatsu Photonics KK	128	3,613
Kingboard Laminates Holdings Ltd.	1,204	1,050
Kontron AG	176	1,722
Laird Plc	181	339
Premier Farnell Plc	349	1,193
Rotork Plc	41	880
VTech Holdings Ltd.	79	855
Wacom Co. Ltd. (e)	1	1,747
Yamatake Corp. (e)	77	1,803
		17,039
MATERIALS - 12.8%
Aquarius Platinum Ltd. (c)	120	761
Banro Corp. (c)	131	279
Centerra Gold Inc. (c)	70	922
Centerra Gold Inc. (c) (f) (s) (u)	71	928
China Shanshui Cement Group Ltd.	2,896	1,619
Delta Plc	142	411
Farallon Mining Ltd. (c)	750	450
Fronteer Development Group Inc. (c)	63	324
Gem Diamonds Ltd. (c) (s) (u)	222	837
Hitachi Metals Ltd.	58	610
Iluka Resources Ltd. (c)	824	3,311
Incitec Pivot Ltd.	217	690
Inmet Mining Corp.	28	1,621
Katanga Mining Ltd. (c)	74	56
Labrador Iron Ore Royalty Income Fund	61	3,234
Minefinders Corp. (c) (e)	160	1,475
Namakwa Diamonds Ltd. (c)	95	46
Noranda Income Fund	172	507
Petropavlovsk Plc	112	2,016
Platmin Ltd. (c)	702	927
Platmin Ltd. (c) (e)	472	637
Resin Systems Inc. (c)	884	265
		21,926
TELECOMMUNICATION SERVICES - 0.7%
Freenet AG (c)	102	1,267

UTILITIES - 0.1%
Elia System Operator SA (e)	6	232

Total Common Stocks (cost $131,525)		146,033

PREFERRED STOCKS - 0.1%
HEALTH CARE - 0.1%
Biotest AG	4	182

Total Preferred Stocks (cost $244)		182

INVESTMENT FUNDS - 3.9%
SPDR S&P International Small Cap ETF (e)	250	6,685

Total Investment Funds (cost $6,319)		6,685

RIGHTS - 0.0%
Golar LNG Energy Ltd. (c) (f)	44	56

Total Rights (cost $0)		56

WARRANTS - 0.1%
Banro Corp., 09/17/11 (c)	22	14
Minefinders Corp., 12/31/11 (c)	19	87
Peter Hambro Mining Plc, 06/09/10 (c)	10	16

Total Warrants (cost $87)		117

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$ 212	9

Total Non-U.S. Government Agency Asset-Backed Securities (cost $212)		9

CORPORATE BONDS AND NOTES - 0.2%
CONSUMER STAPLES - 0.2%
Olam International Ltd., 1.00%, 07/03/13	300	323

Total Corporate Bonds and Notes (cost $263)		323

SHORT TERM INVESTMENTS - 22.1%
Mutual Funds - 10.1%
JNL Money Market Fund, 0.03% (a) (h)	17,217	17,217

Securities Lending Collateral - 12.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	18,866	18,866
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	1,665	1,665
		20,531

Total Short Term Investments (cost $37,748)		37,748

Total Investments - 111.6% (cost $176,398)		191,153
Other Assets and Liabilities, Net - (11.6%)		(19,833)
Total Net Assets - 100%		$ 171,320

JNL/Capital Guardian U.S. Growth Equity Fund
COMMON STOCKS - 95.2%
CONSUMER DISCRETIONARY - 12.6%
Coach Inc.	258	$ 10,176
DreamWorks Animation SKG Inc. (c)	238	9,383
Lowe's Cos. Inc.	175	4,252
Omnicom Group Inc.	91	3,539
Scripps Networks Interactive Inc.	79	3,490
Strayer Education Inc. (e)	40	9,838
Target Corp.	319	16,764
Time Warner Cable Inc.	79	4,233
Time Warner Inc.	67	2,099
Urban Outfitters Inc. (c)	293	11,135
Viacom Inc. - Class B (c)	319	10,971
		85,880
CONSUMER STAPLES - 9.7%
Alberto-Culver Co.	108	2,832
Avon Products Inc.	160	5,419
Colgate-Palmolive Co.	50	4,289
Costco Wholesale Corp.	68	4,042
PepsiCo Inc.	330	21,846
Philip Morris International Inc.	184	9,571
Procter & Gamble Co.	110	6,953
Wal-Mart Stores Inc.	202	11,242
		66,194
ENERGY - 4.4%
Baker Hughes Inc. (e)	25	1,157
Diamond Offshore Drilling Inc. (e)	14	1,226
Schlumberger Ltd.	267	16,912
Transocean Ltd. (c)	39	3,395
Weatherford International Ltd. (c)	490	7,771
		30,461
FINANCIALS - 7.7%
Bank of New York Mellon Corp.	94	2,893
Berkshire Hathaway Inc. - Class A (c)	-	3,654
Charles Schwab Corp. (e)	619	11,573
Goldman Sachs Group Inc.	89	15,152
JPMorgan Chase & Co.	229	10,248
Progressive Corp. (c)	357	6,809
RenaissanceRe Holdings Ltd.	34	1,930
		52,259
HEALTH CARE - 19.2%
Aetna Inc.	100	3,493
Allergan Inc.	145	9,478
Baxter International Inc.	286	16,616
Celgene Corp. (c)	343	21,221
Cerner Corp. (c) (e)	283	24,038
DaVita Inc. (c)	201	12,731
Medtronic Inc.	353	15,887
Merck & Co. Inc.	81	3,037
Shire Plc - ADR (e)	196	12,935
Teva Pharmaceutical Industries Ltd. - ADR	107	6,731
UnitedHealth Group Inc.	140	4,557
		130,724
INDUSTRIALS - 7.3%
Cummins Inc.	27	1,654
Danaher Corp. (e)	108	8,606
Emerson Electric Co.	74	3,715
FedEx Corp.	93	8,705
First Solar Inc. (c) (e)	83	10,192
Illinois Tool Works Inc.	149	7,076
Iron Mountain Inc. (c)	122	3,343
Jacobs Engineering Group Inc. (c)	39	1,740
WW Grainger Inc. (e)	42	4,552
		49,583
INFORMATION TECHNOLOGY - 26.4%
Adobe Systems Inc. (c)	283	10,024
Akamai Technologies Inc. (c) (e)	121	3,813
Apple Inc. (c)	85	20,063
Broadcom Corp. - Class A (c)	290	9,632
Cisco Systems Inc. (c)	629	16,368
eBay Inc. (c)	87	2,350
Google Inc. - Class A (c)	47	26,649
International Business Machines Corp.	29	3,694
Jabil Circuit Inc.	86	1,392
Juniper Networks Inc. (c) (e)	517	15,852
Maxim Integrated Products Inc. (e)	133	2,587
NetApp Inc. (c)	144	4,695
Nintendo Co. Ltd. - ADR	246	10,233
Oracle Corp.	405	10,404
Paychex Inc. (e)	115	3,527
QUALCOMM Inc.	383	16,065
Research In Motion Ltd. (c)	100	7,373
Visa Inc. - Class A	148	13,427
Yahoo! Inc. (c)	96	1,590
		179,738
MATERIALS - 6.3%
Allegheny Technologies Inc.	255	13,757
Cliffs Natural Resources Inc.	84	5,967
Ecolab Inc.	96	4,215
Monsanto Co.	157	11,242
Vulcan Materials Co. (e)	159	7,488
		42,669
TELECOMMUNICATION SERVICES - 1.6%
American Tower Corp. (c)	250	10,657

Total Common Stocks (cost $553,571)		648,165

INVESTMENT FUNDS - 2.2%
iShares Russell 1000 Growth Fund	292	15,149

Total Investment Funds (cost $15,090)		15,149

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$ 1,051	45

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,051)		45

SHORT TERM INVESTMENTS - 11.8%
Mutual Funds - 4.5%
JNL Money Market Fund, 0.03% (a) (h)	30,948	30,948

Securities Lending Collateral - 7.3%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	39,101	39,101
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	10,680	10,680
		49,781

Total Short Term Investments (cost $80,729)		80,729

Total Investments - 109.2% (cost $650,441)		744,088
Other Assets and Liabilities, Net - (9.2%)		(62,498)
Total Net Assets - 100%		$ 681,590

JNL/Credit Suisse Commodity Securities Fund
COMMON STOCKS - 50.0%
ENERGY - 11.3%
Anadarko Petroleum Corp.	19	$ 1,364
Apache Corp.	13	1,362
ARC Energy Trust	1	20
Arch Coal Inc.	3	65
BG Group Plc	143	2,477
BP Plc	799	7,561
Cabot Oil & Gas Corp. - Class A	1	45
Cairn Energy Plc (c)	1	6
Caltex Australia Ltd. (c)	1	14
Cameco Corp.	3	76
Canadian Natural Resources Ltd.	20	1,506
Canadian Oil Sands Trust	2	59
Cenovus Energy Inc.	18	462
Chesapeake Energy Corp.	16	383
Chevron Corp.	84	6,374
Cimarex Energy Co.	1	81
ConocoPhillips	59	3,028
Consol Energy Inc.	2	82
Cosmo Oil Co. Ltd. (e)	7	17
Crescent Point Energy Corp.	1	19
Denbury Resources Inc. (c)	4	73
Devon Energy Corp.	14	923
El Paso Corp.	7	76
Enbridge Inc.	12	590
EnCana Corp.	18	550
ENI SpA	112	2,622
EOG Resources Inc.	8	706
Exxon Mobil Corp.	200	13,412
Galp Energia SGPS SA	37	651
Gazprom OAO - ADR	77	1,808
Hellenic Petroleum SA	-	1
Hess Corp.	9	591
Idemitsu Kosan Co. Ltd.	-	2
Imperial Oil Ltd.	4	140
INPEX Corp.	-	139
Japan Petroleum Exploration Co.	-	3
Lundin Petroleum AB (c) (e)	-	1
Marathon Oil Corp.	31	969
Mongolia Energy Co. Ltd. (c)	1	-
Murphy Oil Corp.	3	143
Neste Oil Oyj (c)	-	2
Newfield Exploration Co. (c)	3	171
Nexen Inc.	11	283
Nippon Mining Holdings Inc. (e) (f)	19	87
Nippon Oil Corp. (e) (f)	15	74
Noble Energy Inc.	3	228
Occidental Petroleum Corp.	29	2,480
OMV AG	-	4
Origin Energy Ltd.	25	385
Peabody Energy Corp.	6	284
PetroHawk Energy Corp. (c)	3	66
Petroleo Brasileiro SA - Petrobras - ADR	76	3,368
Pioneer Natural Resources Co.	4	224
Plains Exploration & Production Co. (c)	2	69
Range Resources Corp.	6	271
Repsol YPF SA	37	870
Rosneft Oil Co. - GDR (c)	156	1,240
Royal Dutch Shell Plc - Class B	151	4,166
Santos Ltd. (e)	26	349
Saras SpA	-	2
SBM Offshore NV	2	37
Showa Shell Sekiyu KK	-	2
Southwestern Energy Co. (c)	6	264
Spectra Energy Corp.	16	367
StatoilHydro ASA	48	1,106
Suncor Energy Inc.	57	1,844
Sunoco Inc.	1	40
Talisman Energy Inc.	39	665
TonenGeneral Sekiyu KK	-	2
Total SA	91	5,290
TransCanada Corp. (e)	18	665
Tullow Oil Plc	33	621
Valero Energy Corp.	14	277
Williams Cos. Inc.	14	332
Woodside Petroleum Ltd. (e)	13	559
XTO Energy Inc.	23	1,065
		76,160
MATERIALS - 38.7%
Acerinox SA	28	559
Agnico-Eagle Mines Ltd.	27	1,505
Agrium Inc.	6	455
Air Liquide	13	1,602
Air Products & Chemicals Inc.	14	1,042
Akzo Nobel NV	16	923
Alcoa Inc.	193	2,754
Allegheny Technologies Inc.	17	924
Alumina Ltd. (c)	293	464
Anglo American Plc (c)	265	11,570
Antofagasta Plc	81	1,284
ArcelorMittal (e)	181	7,956
Asahi Kasei Corp.	21	113
Barrick Gold Corp.	214	8,201
BASF SE	50	3,121
BHP Billiton Plc	1,214	41,644
BlueScope Steel Ltd. (c) (e)	409	1,093
Celanese Corp. - Class A	2	67
CF Industries Holdings Inc.	2	194
Cliffs Natural Resources Inc.	19	1,368
Commercial Metals Co.	36	535
Daicel Chemical Industries Ltd.	-	3
Daido Steel Co. Ltd. (c) (e)	44	185
Denki Kagaku Kogyo K K	1	3
DIC Corp.	1	2
Dow Chemical Co.	62	1,831
Dowa Holdings Co. Ltd. (e)	43	259
Eastman Chemical Co.	3	169
Ecolab Inc.	7	327
EI Du Pont de Nemours & Co.	42	1,582
Eldorado Gold Corp. (c)	101	1,227
Eramet (e)	1	188
Eurasian Natural Resources Corp.	36	643
First Quantum Minerals Ltd. (e)	14	1,168
Fortescue Metals Group Ltd. (c) (e)	195	878
Franco-Nevada Corp.	21	555
Freeport-McMoRan Copper & Gold Inc.	73	6,110
Fresnillo Plc	12	151
Givaudan SA	-	54
Goldcorp Inc.	132	4,922
Hitachi Chemical Co. Ltd.	-	2
Hitachi Metals Ltd. (e)	25	263
Holmen AB (e)	28	759
Iamgold Corp.	50	658
Incitec Pivot Ltd.	51	163
International Flavors & Fragrances Inc.	-	16
International Paper Co.	388	9,553
JFE Holdings Inc.	107	4,292
Johnson Matthey Plc	39	1,041
JSR Corp.	1	29
K+S AG	4	238
Kaneka Corp.	-	3
Kansai Paint Co. Ltd.	-	3
Kazakhmys Plc (c)	40	934
Kinross Gold Corp.	130	2,226
Kobe Steel Ltd. (c) (e)	451	970
Koninklijke DSM NV (e)	3	152
Kuraray Co. Ltd.	1	7
Linde AG	7	804
Lonmin Plc (c)	29	910
Maruichi Steel Tube Ltd.	-	6
MeadWestvaco Corp.	171	4,381
Mitsubishi Chemical Holdings Corp.	9	43
Mitsubishi Gas Chemical Co. Inc.	6	36
Mitsubishi Materials Corp. (c)	183	527
Mitsubishi Rayon Co. Ltd. (c)	12	51
Mitsui Chemicals Inc.	8	24
Mitsui Mining & Smelting Co. Ltd. (c) (e)	75	225
Monsanto Co.	35	2,529
Mosaic Co.	3	212
Newcrest Mining Ltd. (e)	116	3,489
Newmont Mining Corp.	113	5,779
Nippon Paper Group Inc.	92	2,372
Nippon Steel Corp. (e)	959	3,765
Nissan Chemical Industries Ltd. (e)	-	3
Nisshin Steel Co. Ltd.	100	209
Nitto Denko Corp.	7	256
Norsk Hydro ASA (c) (e)	155	1,178
Novozymes A/S	-	6
Nucor Corp.	64	2,919
Nufarm Ltd. (e)	2	12
OJI Paper Co. Ltd. (e)	848	3,721
OneSteel Ltd.	161	575
Orica Ltd.	14	342
OSAKA Titanium Technologies Co. Ltd. (e)	2	91
Outokumpu Oyj (e)	10	226
OZ Minerals Ltd. (c) (e)	456	479
Potash Corp of Saskatchewan Inc.	16	1,926
PPG Industries Inc.	8	507
Praxair Inc.	19	1,547
Randgold Resources Ltd.	14	1,050
Rautaruukki Oyj (e)	6	120
Rio Tinto Ltd. (e)	87	6,267
Rio Tinto Plc	262	15,523
Salzgitter AG	8	747
Shin-Etsu Chemical Co. Ltd.	25	1,429
Showa Denko KK	55	124
Sigma-Aldrich Corp.	3	183
Silver Wheaton Corp. (c)	50	787
Sims Metal Management Ltd.	21	417
Sino-Forest Corp. (c)	198	3,885
Solvay SA	1	122
SSAB Svenskt Stal AB - Class A (e)	38	681
SSAB Svenskt Stal AB - Class B (e)	-	5
Steel Dynamics Inc.	22	386
Stora Enso Oyj - Class R (c) (e)	515	3,919
Sumitomo Chemical Co. Ltd.	60	293
Sumitomo Metal Industries Ltd.	605	1,831
Sumitomo Metal Mining Co. Ltd.	108	1,607
Svenska Cellulosa AB (c)	532	7,502
Syngenta AG	4	1,239
Taiyo Nippon Sanso Corp.	-	4
Teck Cominco Ltd. (c)	85	3,686
Teijin Ltd.	10	34
ThyssenKrupp AG	69	2,356
Tokuyama Corp.	-	3
Tokyo Steel Manufacturing Co. Ltd. (e)	9	111
Toray Industries Inc. (e)	17	99
Tosoh Corp.	5	13
Ube Industries Ltd.	10	26
Umicore	41	1,437
United States Steel Corp. (e)	25	1,585
UPM-Kymmene Oyj (e)	503	6,674
Vale SA - ADR	288	9,261
Vedanta Resources Plc	27	1,133
Voestalpine AG (e)	16	656
Wacker Chemie AG	-	3
Weyerhaeuser Co.	199	9,025
Xstrata Plc (c)	396	7,502
Yamana Gold Inc.	119	1,176
Yamato Kogyo Co. Ltd.	4	130
Yara International ASA	12	513
		261,634

Total Common Stocks (cost $297,331)		337,794

INVESTMENT FUNDS - 2.1%
Energy Select Sector SPDR Fund (e)	62	3,543
Materials Select Sector SPDR Fund (e)	324	10,974

Total Investment Funds (cost $14,270)		14,517

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$ 317	14

Total Non-U.S. Government Agency Asset-Backed Securities (cost $317)		14

COMMODITY INDEXED STRUCTURED NOTES - 17.3%
BNP Paribas Commodity Linked Note, 0.15%, 11/26/10 (f)	5,000	5,635
BNP Paribas Commodity Linked Note, 0.01%, 01/13/11 (f)	14,000	16,202
Deutsche Bank AG Commodity Linked Note, 0.07%, 02/15/11 (f) (i)	12,500	11,327
Eksportfinans ASA Commodity Linked Note, 0.03%, 11/15/10 (f)	20,000	24,400
Societe Generale Commodity Linked Note, 0.23%, 07/12/10 (f) (i) (t)	13,000	13,940
Societe Generale Commodity Linked Note, 0.23%, 01/06/11 (f)	10,000	11,906
Svensk Exportkredit AB Commodity Linked Note, 0.01%, 07/19/10 (f) (i)	20,000	22,482
Svensk Exportkredit AB Commodity Linked Note, 0.01%, 03/02/11 (f)	12,000	11,621

Total Commodity Indexed Structured Notes (cost $106,500)		117,513

GOVERNMENT AND AGENCY OBLIGATIONS - 15.5%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 15.5%
Federal Farm Credit Bank - 1.9%
Federal Farm Credit Bank, 0.29%, 06/22/11 (i)	3,000	3,002
Federal Farm Credit Bank, 0.55%, 01/13/12 (i)	9,500	9,547
		12,549
Federal Home Loan Bank - 7.5%
Federal Home Loan Bank, 0.52%, 06/01/10	5,000	5,002
Federal Home Loan Bank, 0.18%, 01/14/11 (i)	15,000	14,996
Federal Home Loan Bank, 0.95%, 02/03/11	5,000	5,016
Federal Home Loan Bank, 1.00%, 02/07/11	3,000	3,008
Federal Home Loan Bank, 0.45%, 02/25/11	5,000	4,992
Federal Home Loan Bank, 1.00%, 02/28/11	3,000	3,015
Federal Home Loan Bank, 0.75%, 03/25/11	7,500	7,509
Federal Home Loan Bank, 0.57%, 04/13/11	7,000	6,997
		50,535
Federal Home Loan Mortgage Corp. - 5.1%
Federal Home Loan Mortgage Corp., 0.30%, 01/28/11 (i)	6,858	6,864
Federal Home Loan Mortgage Corp., 0.32%, 03/09/11 (i)	10,000	10,010
Federal Home Loan Mortgage Corp., 0.35%, 04/01/11 (i)	10,000	10,010
Federal Home Loan Mortgage Corp., 0.34%, 04/07/11 (i)	2,500	2,502
Federal Home Loan Mortgage Corp., 0.22%, 02/16/12 (i)	5,000	4,993
		34,379
Federal National Mortgage Association - 1.0%
Federal National Mortgage Association, 0.10%, 05/05/10	7,000	6,999

Total Government and Agency Obligations (cost $104,481)		104,462

SHORT TERM INVESTMENTS - 25.3%
Federal Home Loan Bank - 4.2%
Federal Home Loan Bank, 0.11%, 04/23/10	8,500	8,500
Federal Home Loan Bank, 0.10%, 04/27/10	10,000	9,999
Federal Home Loan Bank, 0.14%, 05/14/10	10,000	9,998
		28,497
Federal Home Loan Mortgage Corp. - 3.7%
Federal Home Loan Mortgage Corp., 0.26%, 04/27/10	6,000	6,000
Federal Home Loan Mortgage Corp., 0.22%, 06/14/10	10,000	9,998
Federal Home Loan Mortgage Corp., 0.16%, 06/17/10	8,500	8,498
		24,496
Federal National Mortgage Association - 4.4%
Federal National Mortgage Association, 0.18%, 04/19/10	9,700	9,699
Federal National Mortgage Association, 0.14%, 05/19/10	10,000	9,998
Federal National Mortgage Association, 0.23%, 08/16/10 (e)	10,000	9,992
		29,689
Mutual Funds - 0.9%
JNL Money Market Fund, 0.03% (a) (h)	6,297	6,297

Securities Lending Collateral - 10.2%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	64,380	64,380
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	4,421	4,421
		68,801
U.S. Treasury Securities - 1.9%
U.S. Treasury Bill, 0.16%, 04/15/10 (e)	10,000	10,000
U.S. Treasury Bill, 0.35%, 07/15/10 (e)	2,500	2,499
		12,499

Total Short Term Investments (cost $170,273)		170,279

Total Investments - 110.2% (cost $693,172)		744,579
Other Assets and Liabilities, Net - (10.2%)		(69,014)
Total Net Assets - 100%		$ 675,565

JNL/Credit Suisse Long/Short Fund
COMMON STOCKS - 127.3%
CONSUMER DISCRETIONARY - 20.6%
Advance Auto Parts Inc. (n)	16	$ 669
Aeropostale Inc. (c)	10	301
Autoliv Inc. (c)	14	734
Best Buy Co. Inc. (n)	74	3,135
Career Education Corp. (c)	1	28
Coach Inc.	7	257
Comcast Corp. - Class A (n)	7	136
DeVry Inc. (n)	25	1,656
DirecTV - Class A (c) (n)	11	385
Expedia Inc. (c) (n)	68	1,700
Family Dollar Stores Inc.	-	15
Ford Motor Co. (c)	60	754
GameStop Corp. - Class A (c)	5	110
Gannett Co. Inc.	68	1,120
Goodyear Tire & Rubber Co. (c)	21	267
H&R Block Inc.	64	1,146
Hasbro Inc.	6	237
ITT Educational Services Inc. (c)	1	67
John Wiley & Sons Inc.	1	49
Kohl's Corp.(c) (n)	6	301
Macy's Inc.	59	1,287
Mattel Inc. (n)	7	166
McGraw-Hill Cos. Inc.	2	53
Newell Rubbermaid Inc.	25	375
Nike Inc. - Class B (n)	2	129
Nordstrom Inc.	21	837
Omnicom Group Inc.	12	450
Priceline.com Inc. (c)	2	561
RadioShack Corp.	6	124
Ross Stores Inc.	11	610
Starbucks Corp. (c)	15	359
Target Corp.	9	468
Time Warner Inc. (n)	38	1,191
Warnaco Group Inc. (c) (n)	1	67
Whirlpool Corp.	10	829
Yum! Brands Inc.	3	103
		20,676
CONSUMER STAPLES - 11.2%
Brown-Forman Corp. - Class B	3	166
Coca-Cola Enterprises Inc.	76	2,099
Estee Lauder Cos. Inc. (n)	29	1,901
General Mills Inc.	11	757
Hershey Co. (n)	65	2,786
Kellogg Co.	-	17
Kimberly-Clark Corp.	9	547
Mead Johnson Nutrition Co.	8	390
PepsiCo Inc.	3	185
Procter & Gamble Co. (n)	32	1,999
Sara Lee Corp.	15	209
SUPERVALU Inc.	8	137
		11,193
ENERGY - 9.3%
Chevron Corp. (n)	16	1,198
CNX Gas Corp. (c)	-	16
Consol Energy Inc.	18	747
Continental Resources Inc. (c)	4	174
Diamond Offshore Drilling Inc.	-	36
Dresser-Rand Group Inc. (c)	3	81
EOG Resources Inc.	3	232
Exxon Mobil Corp. (n)	29	1,949
FMC Technologies Inc. (c)	1	58
National Oilwell Varco Inc.	17	686
Occidental Petroleum Corp. (n)	23	1,902
Rowan Cos. Inc. (c)	36	1,048
Schlumberger Ltd. (n)	19	1,212
		9,339
FINANCIALS - 18.9%
AFLAC Inc.	-	5
American Express Co. (n)	22	924
Annaly Capital Management Inc.	22	381
Bank of America Corp. (n)	77	1,375
Berkshire Hathaway Inc. - Class B (c)	5	382
BlackRock Inc.	-	44
Capital One Financial Corp.	-	12
Citigroup Inc. (c) (n)	175	710
Eaton Vance Corp.	3	97
Federated Investors Inc. - Class B (n)	58	1,542
First American Corp.	-	7
Franklin Resources Inc.	3	311
Genworth Financial Inc. - Class A (c)	26	482
Goldman Sachs Group Inc.	12	2,082
Greenhill & Co. Inc.	-	25
Hartford Financial Services Group Inc.	26	733
Hudson City Bancorp Inc. (n)	5	71
IntercontinentalExchange Inc. (c)	-	45
JPMorgan Chase & Co.	4	197
M&T Bank Corp.	5	421
Moody's Corp.	2	62
MSCI Inc. (c)	11	397
NYSE Euronext	21	607
PNC Financial Services Group Inc.	13	770
Public Storage	3	285
Rayonier Inc.	13	586
Travelers Cos. Inc. (n)	12	626
U.S. Bancorp (n)	37	945
Unum Group	13	312
Ventas Inc.	1	34
Wells Fargo & Co. (n)	145	4,501
		18,971
HEALTH CARE - 18.3%
Abbott Laboratories	9	458
Allergan Inc. (n)	20	1,287
Amgen Inc. (c) (n)	32	1,894
Becton Dickinson & Co. (n)	4	346
Cardinal Health Inc.	14	490
CareFusion Corp. (c)	2	41
Cephalon Inc. (c) (n)	30	2,033
Eli Lilly & Co.	35	1,271
Express Scripts Inc. (c)	2	183
Gilead Sciences Inc. (c)	46	2,078
Humana Inc. (c) (n)	30	1,380
Johnson & Johnson (n)	4	274
King Pharmaceuticals Inc. (c)	41	477
Medtronic Inc.	9	401
Merck & Co. Inc.	22	821
Mylan Inc. (c) (n)	49	1,108
Stryker Corp.	10	549
WellPoint Inc. (c) (n)	51	3,271
		18,362
INDUSTRIALS - 7.4%
3M Co. (n)	43	3,585
Armstrong World Industries Inc. (c)	2	73
Donaldson Co. Inc.	3	131
Emerson Electric Co. (n)	2	76
Fluor Corp.	2	70
General Electric Co. (n)	31	562
Illinois Tool Works Inc.	6	298
ITT Corp. (n)	33	1,758
Lincoln Electric Holdings Inc.	1	27
Manitowoc Co. Inc.	1	16
Raytheon Co.	7	423
Southwest Airlines Co.	1	14
United Parcel Service Inc. - Class B	6	412
		7,445
INFORMATION TECHNOLOGY - 28.3%
Altera Corp.	-	7
AOL Inc. (c)	6	147
Apple Inc. (c) (n)	17	3,947
Broadcom Corp. - Class A (c)	11	348
eBay Inc. (c) (n)	52	1,393
Fidelity National Information Services Inc.	6	150
Gartner Inc. - Class A (c)	8	172
Google Inc. - Class A (c) (n)	3	1,814
Intel Corp. (n)	24	534
International Business Machines Corp. (n)	34	4,309
Jabil Circuit Inc.	51	832
Lexmark International Inc. (c)	9	321
MasterCard Inc.	2	406
McAfee Inc. (c)	-	12
Microsoft Corp. (n)	133	3,887
National Semiconductor Corp.	24	345
Novell Inc. (c)	2	11
QUALCOMM Inc. (n)	35	1,449
Red Hat Inc. (c) (n)	5	135
SanDisk Corp. (c)	-	4
Sohu.com Inc. (c)	-	16
Teradata Corp. (c)	9	246
Texas Instruments Inc. (n)	8	193
VeriSign Inc. (c) (n)	78	2,031
Western Digital Corp. (c) (n)	73	2,847
Western Union Co. (n)	89	1,515
Xilinx Inc.	51	1,308
		28,379
MATERIALS - 6.6%
Celanese Corp. - Class A	20	637
CF Industries Holdings Inc.	2	191
Freeport-McMoRan Copper & Gold Inc. (n)	41	3,400
International Paper Co.	56	1,386
Lubrizol Corp.	11	1,018
Southern Copper Corp.	-	14
		6,646
TELECOMMUNICATION SERVICES - 2.7%
American Tower Corp. (c)	15	622
AT&T Inc. (n)	47	1,222
NII Holdings Inc. - Class B (c) (n)	10	412
Qwest Communications International Inc.	12	65
Sprint Nextel Corp. (c) (n)	30	113
Verizon Communications Inc.	9	276
		2,710
UTILITIES - 4.0%
Constellation Energy Group Inc.	85	2,991
Exelon Corp. (n)	14	591
NSTAR	3	101
Public Service Enterprise Group Inc. (n)	10	309
		3,992

Total Common Stocks (cost $121,140)		127,713

SHORT TERM INVESTMENTS - 2.4%
Mutual Funds - 2.4%
JNL Money Market Fund, 0.03% (a) (h)	2,394	2,394

Total Short Term Investments (cost $2,394)		2,394

Total Investments - 129.7% (cost $123,534)		130,107
Total Securities Sold Short - (29.1%) (proceeds $26,579)		(29,212)
Other Assets and Liabilities, Net - (0.6%)		(615)
Total Net Assets - 100%		$ 100,280

Securities Sold Short
COMMON STOCKS - 29.1%
CONSUMER DISCRETIONARY - 4.1%
Abercrombie & Fitch Co. - Class A	1	$ 59
Amazon.com Inc.	1	109
American Eagle Outfitters Inc.	3	46
Apollo Group Inc. - Class A	1	49
AutoNation Inc.	2	29
AutoZone Inc.	-	69
Bally Technologies Inc.	1	36
Bed Bath & Beyond Inc.	2	66
Big Lots Inc.	1	44
BorgWarner Inc.	1	42
Burger King Holdings Inc.	2	47
Carmax Inc.	2	43
Carnival Corp.	2	86
CBS Corp. - Class B	4	59
Chico's FAS Inc.	3	42
Chipotle Mexican Grill Inc. - Class A	-	34
CTC Media Inc.	1	21
Darden Restaurants Inc.	1	45
Dick's Sporting Goods Inc.	2	39
Dollar Tree Inc.	-	17
DR Horton Inc.	4	45
DreamWorks Animation SKG Inc.	1	35
Dress Barn Inc.	1	21
Eastman Kodak Co.	-	2
Fortune Brands Inc.	1	63
Fossil Inc.	1	19
Gap Inc.	2	35
Gentex Corp.	2	37
Genuine Parts Co.	1	59
Guess? Inc.	-	14
HanesBrands Inc.	1	39
Harley-Davidson Inc.	2	59
Harman International Industries Inc.	1	47
Home Depot Inc.	5	175
Interactive Data Corp.	1	38
International Game Technology	3	50
Interpublic Group of Cos. Inc.	6	52
J Crew Group Inc.	1	37
J.C. Penney Co. Inc.	2	64
Jarden Corp.	1	43
Johnson Controls Inc.	2	56
Leggett & Platt Inc.	2	35
Lennar Corp.	3	43
Liberty Media Corp. - Interactive	2	35
Limited Brands Inc.	2	59
Lowe's Cos. Inc.	5	131
Marriott International Inc. - Class A	2	57
McDonald's Corp.	3	207
Meredith Corp.	1	45
New York Times Co. - Class A	4	41
News Corp. - Class A	7	97
Office Depot Inc.	6	45
O'Reilly Automotive Inc.	1	58
Panera Bread Co. - Class A	1	38
PetSmart Inc.	2	48
Phillips-Van Heusen Corp.	1	52
Polo Ralph Lauren Corp.	1	43
Pulte Homes Inc.	4	46
Scripps Networks Interactive Inc.	1	49
Service Corp. International	4	39
Sherwin-Williams Co.	1	54
Stanley Black & Decker Inc.	1	40
Staples Inc.	2	51
Starwood Hotels & Resorts Worldwide Inc.	2	70
Tiffany & Co.	1	57
Tim Hortons Inc.	1	29
Time Warner Cable Inc.	2	85
TJX Cos. Inc.	2	72
Tractor Supply Co.	1	29
Tupperware Brands Corp.	1	24
Urban Outfitters Inc.	1	53
VF Corp.	1	64
Walt Disney Co.	6	209
Williams-Sonoma Inc.	1	32
WMS Industries Inc.	1	38
Wyndham Worldwide Corp.	2	54
Wynn Resorts Ltd.	1	53
		4,154
CONSUMER STAPLES - 2.7%
Altria Group Inc.	7	133
Archer-Daniels-Midland Co.	3	90
Avon Products Inc.	2	78
BJ's Wholesale Club Inc.	1	38
Campbell Soup Co.	2	60
Church & Dwight Co. Inc.	1	40
Clorox Co.	1	64
Colgate-Palmolive Co.	2	136
ConAgra Foods Inc.	3	68
Constellation Brands Inc. - Class A	3	46
Corn Products International Inc.	1	45
Costco Wholesale Corp.	2	107
CVS Caremark Corp.	5	165
Dean Foods Co.	3	43
Del Monte Foods Co.	3	45
Dr. Pepper Snapple Group Inc.	2	63
Energizer Holdings Inc.	1	38
Flowers Foods Inc.	2	37
HJ Heinz Co.	-	19
Hormel Foods Corp.	1	46
JM Smucker Co.	1	54
Kraft Foods Inc. - Class A	6	175
Kroger Co.	4	76
Lorillard Inc.	1	60
McCormick & Co. Inc.	1	50
Molson Coors Brewing Co.	1	50
NBTY Inc.	1	43
Philip Morris International Inc.	3	130
Reynolds American Inc.	1	59
Safeway Inc.	3	62
Sysco Corp.	3	86
Tyson Foods Inc.	3	59
Walgreen Co.	4	130
Wal-Mart Stores Inc.	6	306
Whole Foods Market Inc.	2	54
		2,755
ENERGY - 2.2%
Alpha Natural Resources Inc.	1	40
Anadarko Petroleum Corp.	2	131
Apache Corp.	1	122
Arch Coal Inc.	2	41
Cabot Oil & Gas Corp. - Class A	1	48
Cameron International Corp.	2	64
Chesapeake Energy Corp.	3	78
Cimarex Energy Co.	1	42
ConocoPhillips	-	20
Denbury Resources Inc.	3	56
Devon Energy Corp.	2	110
Dril-Quip Inc.	1	43
El Paso Corp.	6	60
Halliburton Co.	4	105
Helmerich & Payne Inc.	1	34
Hess Corp.	1	81
Kinder Morgan Management LLC	-	19
Marathon Oil Corp.	3	98
Massey Energy Co.	1	58
Murphy Oil Corp.	1	67
Nabors Industries Ltd.	2	45
Newfield Exploration Co.	1	42
Noble Energy Inc.	1	73
Oceaneering International Inc.	1	44
Oil States International Inc.	1	27
Peabody Energy Corp.	1	50
Pioneer Natural Resources Co.	1	56
Pride International Inc.	1	39
Range Resources Corp.	1	56
Southern Union Co.	2	41
Southwestern Energy Co.	2	73
Spectra Energy Corp.	3	77
St. Mary Land & Exploration Co.	-	4
Sunoco Inc.	2	51
Valero Energy Corp.	4	69
Whiting Petroleum Corp.	1	40
Williams Cos. Inc.	3	74
		2,178
FINANCIALS - 4.3%
Affiliated Managers Group Inc.	1	40
Alexandria Real Estate Equities Inc.	1	34
Allstate Corp.	3	84
AmeriCredit Corp.	2	40
Ameriprise Financial Inc.	2	68
AON Corp.	2	68
Apartment Investment & Management Co.	3	48
Arthur J Gallagher & Co.	1	34
Assurant Inc.	1	48
AvalonBay Communities Inc.	1	60
Bank of Hawaii Corp.	1	36
Bank of New York Mellon Corp.	4	133
BB&T Corp.	3	94
Boston Properties Inc.	1	68
Brown & Brown Inc.	2	38
CB Richard Ellis Group Inc. - Class A	3	54
Charles Schwab Corp.	4	75
Chubb Corp.	1	36
Cincinnati Financial Corp.	2	52
City National Corp.	1	38
CME Group Inc.	-	95
Comerica Inc.	1	53
Commerce Bancshares Inc.	1	22
Cullen/Frost Bankers Inc.	-	11
Discover Financial Services	4	58
Endurance Specialty Holdings Ltd.	-	11
Equity Residential	2	70
Federal Realty Investment Trust	1	44
Fidelity National Financial Inc. - Class A	1	21
Fifth Third Bancorp	5	64
First Horizon National Corp.	3	46
First Niagara Financial Group Inc.	2	31
HCP Inc.	2	66
Health Care REIT Inc.	1	50
Highwoods Properties Inc.	1	35
Hospitality Properties Trust	2	38
Host Hotels & Resorts Inc.	5	66
Huntington Bancshares Inc.	4	23
Invesco Ltd.	3	66
Janus Capital Group Inc.	4	50
Jefferies Group Inc.	2	36
Jones Lang LaSalle Inc.	-	22
KeyCorp	7	57
Kimco Realty Corp.	4	58
Legg Mason Inc.	2	54
Leucadia National Corp.	2	50
Lincoln National Corp.	2	64
Loews Corp.	2	71
Mack-Cali Realty Corp.	1	39
Marsh & McLennan Cos. Inc.	3	73
Marshall & Ilsley Corp.	6	51
Mercury General Corp.	1	35
MetLife Inc.	3	126
Morgan Stanley	5	141
NASDAQ OMX Group Inc.	2	42
Nationwide Health Properties Inc.	1	39
Navigators Group Inc.	-	3
New York Community Bancorp Inc.	2	35
Northern Trust Corp.	1	72
People's United Financial Inc.	3	53
Plum Creek Timber Co. Inc.	1	51
Principal Financial Group Inc.	2	67
Progressive Corp.	4	69
ProLogis	4	51
Prudential Financial Inc.	2	103
Raymond James Financial Inc.	2	40
Regions Financial Corp.	8	63
Senior Housing Properties Trust	2	38
Simon Property Group Inc.	1	118
SLM Corp.	5	56
State Street Corp.	2	90
SunTrust Banks Inc.	3	72
T. Rowe Price Group Inc.	1	71
TCF Financial Corp.	2	32
TD Ameritrade Holding Corp.	2	38
Torchmark Corp.	1	59
Valley National Bancorp	2	29
Waddell & Reed Financial Inc. - Class A	1	40
WR Berkley Corp.	2	39
XL Capital Ltd. - Class A	1	17
		4,332
HEALTH CARE - 2.5%
Aetna Inc.	2	81
AmerisourceBergen Corp.	2	58
Baxter International Inc.	2	116
Beckman Coulter Inc.	1	31
Biogen Idec Inc.	1	75
Bio-Rad Laboratories Inc. - Class A	-	31
Boston Scientific Corp.	9	65
Celgene Corp.	2	99
Cerner Corp.	-	34
CIGNA Corp.	2	62
Covance Inc.	1	43
Coventry Health Care Inc.	2	47
CR Bard Inc.	1	52
DaVita Inc.	1	57
Dentsply International Inc.	2	52
Edwards Lifesciences Corp.	1	49
Forest Laboratories Inc.	2	56
Gen-Probe Inc.	1	45
Genzyme Corp.	1	67
Health Net Inc.	2	37
Henry Schein Inc.	1	29
Hospira Inc.	1	62
Idexx Laboratories Inc.	1	30
Intuitive Surgical Inc.	-	70
Laboratory Corp. of America Holdings	1	61
Life Technologies Corp.	1	63
Lincare Holdings Inc.	1	36
McKesson Corp.	1	85
Medco Health Solutions Inc.	1	58
Mednax Inc.	1	41
Mettler Toledo International Inc.	-	44
Patterson Cos. Inc.	2	47
PerkinElmer Inc.	2	45
Perrigo Co.	1	35
Pharmaceutical Product Development Inc.	2	43
Quest Diagnostics Inc.	1	58
ResMed Inc.	1	45
St. Jude Medical Inc.	2	74
Teleflex Inc.	1	45
Tenet Healthcare Corp.	7	42
Thermo Fisher Scientific Inc.	2	98
UnitedHealth Group Inc.	-	10
Universal Health Services Inc.	1	35
Valeant Pharmaceutical International	1	43
VCA Antech Inc.	1	39
Watson Pharmaceuticals Inc.	1	54
Zimmer Holdings Inc.	1	59
		2,508
INDUSTRIALS - 4.4%
AECOM Technology Corp.	2	43
AGCO Corp.	1	43
Alliant Techsystems Inc.	-	24
AMETEK Inc.	1	37
Avery Dennison Corp.	2	55
BE Aerospace Inc.	1	40
Boeing Co.	2	138
Carlisle Cos. Inc.	1	34
Caterpillar Inc.	2	126
CH Robinson Worldwide Inc.	1	61
Cintas Corp.	2	51
Copart Inc.	1	39
Corrections Corp. of America	2	34
Covanta Holding Corp.	2	37
CSX Corp.	2	92
Cummins Inc.	1	74
Danaher Corp.	1	80
Deere & Co.	2	89
Dover Corp.	1	61
Dun & Bradstreet Corp.	1	45
Eaton Corp.	1	76
Equifax Inc.	2	54
Expeditors International Washington Inc.	2	59
Fastenal Co.	1	58
FedEx Corp.	1	121
Flowserve Corp.	-	44
General Dynamics Corp.	2	116
Goodrich Corp.	1	63
Harsco Corp.	1	42
Honeywell International Inc.	2	104
IDEX Corp.	1	43
IHS Inc.	1	37
Iron Mountain Inc.	2	49
Jacobs Engineering Group Inc.	1	54
JB Hunt Transport Services Inc.	1	43
Joy Global Inc.	1	40
Kansas City Southern	1	40
KBR Inc.	2	35
Kennametal Inc.	-	6
L-3 Communications Holdings Inc.	1	64
Landstar System Inc.	1	34
Lennox International Inc.	1	40
Lockheed Martin Corp.	1	58
Manpower Inc.	1	40
Masco Corp.	3	53
MSC Industrial Direct Co. - Class A	1	35
Norfolk Southern Corp.	2	95
Northrop Grumman Systems Corp.	1	92
Orion Marine Group Inc.	-	5
Oshkosh Corp.	1	36
PACCAR Inc.	2	82
Pall Corp.	1	49
Parker Hannifin Corp.	1	65
Pentair Inc.	1	43
Pitney Bowes Inc.	2	56
Precision Castparts Corp.	1	89
Quanta Services Inc.	3	48
Republic Services Inc. - Class A	2	61
Robert Half International Inc.	2	52
Rockwell Automation Inc.	1	56
Rockwell Collins Inc.	1	63
Rollins Inc.	1	26
Roper Industries Inc.	1	52
RR Donnelley & Sons Co.	2	51
Ryder System Inc.	1	43
Snap-On Inc.	1	48
Spirit Aerosystems Holdings Inc.	2	44
SPX Corp.	1	40
Stericycle Inc.	1	55
Textron Inc.	3	53
Timken Co.	2	45
TransDigm Group Inc.	1	42
Union Pacific Corp.	2	139
United Technologies Corp.	-	6
Valmont Industries Inc.	-	8
Waste Connections Inc.	1	41
Waste Management Inc.	3	86
Woodward Governor Co.	1	16
WW Grainger Inc.	1	65
		4,363
INFORMATION TECHNOLOGY - 4.3%
Adobe Systems Inc.	2	85
Advanced Micro Devices Inc.	6	55
Agilent Technologies Inc.	2	72
Akamai Technologies Inc.	2	60
Alliance Data Systems Corp.	1	38
Amphenol Corp. - Class A	1	55
Analog Devices Inc.	2	58
Applied Materials Inc.	7	89
Arrow Electronics Inc.	1	39
Autodesk Inc.	2	56
Automatic Data Processing Inc.	2	98
BMC Software Inc.	-	15
Broadridge Financial Solutions Inc.	2	34
Brocade Communications Systems Inc.	5	30
CA Inc.	3	63
Cisco Systems Inc.	2	57
Citrix Systems Inc.	1	66
Cognizant Technology Solutions Corp.	1	71
Computer Sciences Corp.	1	60
Compuware Corp.	6	49
Corning Inc.	3	61
Cree Inc.	1	49
Dell Inc.	6	95
Dolby Laboratories Inc. - Class A	1	41
DST Systems Inc.	-	3
Electronic Arts Inc.	3	58
EMC Corp.	7	132
F5 Networks Inc.	1	49
Fiserv Inc.	1	61
FLIR Systems Inc.	2	42
Global Payments Inc.	1	36
Harris Corp.	1	57
Hewitt Associates Inc. - Class A	1	40
Hewlett-Packard Co.	5	250
Intuit Inc.	2	65
JDS Uniphase Corp.	4	50
Juniper Networks Inc.	3	80
KLA-Tencor Corp.	2	56
Lam Research Corp.	1	41
Lender Processing Services Inc.	1	34
Linear Technology Corp.	2	54
LSI Corp.	9	52
Maxim Integrated Products Inc.	2	35
MEMC Electronic Materials Inc.	4	55
Microchip Technology Inc.	2	51
Micron Technology Inc.	6	61
Micros Systems Inc.	1	36
Molex Inc.	2	42
Monster Worldwide Inc.	3	47
Motorola Inc.	11	79
National Instruments Corp.	1	43
NCR Corp.	3	35
NetApp Inc.	2	59
Novellus Systems Inc.	2	50
Nvidia Corp.	2	30
ON Semiconductor Corp.	5	37
Oracle Corp.	3	75
Parametric Technology Corp.	2	37
Paychex Inc.	2	61
Polycom Inc.	1	34
QLogic Corp.	2	45
Rovi Corp.	1	41
SAIC Inc.	3	50
Salesforce.com Inc.	1	60
Silicon Laboratories Inc.	1	38
Skyworks Solutions Inc.	2	37
Sybase Inc.	1	42
Symantec Corp.	4	69
Synopsys Inc.	2	40
Tellabs Inc.	4	26
Teradyne Inc.	4	46
Total System Services Inc.	3	47
Trimble Navigation Ltd.	2	46
Varian Semiconductor Equipment Associates Inc.	1	40
Visa Inc. - Class A	2	137
Xerox Corp.	7	68
Yahoo! Inc.	5	86
		4,341
MATERIALS - 2.3%
Air Products & Chemicals Inc.	1	81
AK Steel Holding Corp.	2	46
Albemarle Corp.	1	47
Alcoa Inc.	5	75
Allegheny Technologies Inc.	1	59
AptarGroup Inc.	1	35
Ball Corp.	1	53
Bemis Co. Inc.	2	46
Cliffs Natural Resources Inc.	1	71
Compass Minerals International Inc.	-	33
Crown Holdings Inc.	2	43
Dow Chemical Co.	2	50
Eastman Chemical Co.	1	51
Ecolab Inc.	2	66
EI Du Pont de Nemours & Co.	3	112
FMC Corp.	1	54
Grief Inc.	1	44
Huntsman Corp.	3	33
International Flavors & Fragrances Inc.	1	52
Martin Marietta Materials Inc.	1	43
MeadWestvaco Corp.	2	49
Monsanto Co.	2	143
Mosaic Co.	1	36
Newmont Mining Corp.	-	11
Nucor Corp.	2	77
Owens-Illinois Inc.	2	57
Packaging Corp. of America	2	44
Pactiv Corp.	2	45
PPG Industries Inc.	1	65
Praxair Inc.	1	108
Reliance Steel & Aluminum Co.	1	35
RPM International Inc.	2	36
Scotts Miracle-Gro Co.	1	37
Sealed Air Corp.	2	46
Sigma-Aldrich Corp.	1	48
Silgan Holdings Inc.	-	18
Sonoco Products Co.	1	40
Titanium Metals Corp.	3	48
United States Steel Corp.	1	64
Valspar Corp.	1	35
Vulcan Materials Co.	1	52
Walter Industries Inc.	1	46
Weyerhaeuser Co.	2	68
		2,302
TELECOMMUNICATION SERVICES - 0.1%
CenturyTel Inc.	2	64
MetroPCS Communications Inc.	6	42
		106
UTILITIES - 2.2%
AES Corp.	4	47
AGL Resources Inc.	1	39
Alliant Energy Corp.	1	40
Ameren Corp.	2	52
American Electric Power Co. Inc.	2	82
Aqua America Inc.	2	37
CenterPoint Energy Inc.	4	52
CMS Energy Corp.	3	46
Consolidated Edison Inc.	2	71
Dominion Resources Inc.	3	107
DPL Inc.	1	27
DTE Energy Co.	1	45
Duke Energy Corp.	6	96
Edison International	2	65
Energen Corp.	1	37
Entergy Corp.	1	73
EQT Corp.	1	53
FPL Group Inc.	2	77
Integrys Energy Group Inc.	1	47
MDU Resources Group Inc.	2	39
National Fuel Gas Co.	1	35
Nicor Inc.	1	29
NiSource Inc.	3	52
Northeast Utilities	2	53
OGE Energy Corp.	1	47
Oneok Inc.	1	46
Pepco Holdings Inc.	3	46
PG&E Corp.	2	81
Pinnacle West Capital Corp.	1	45
PPL Corp.	2	58
Progress Energy Inc.	2	71
Questar Corp.	1	56
SCANA Corp.	1	49
Sempra Energy	1	70
Southern Co.	3	113
TECO Energy Inc.	3	45
UGI Corp.	2	40
Wisconsin Energy Corp.	1	54
Xcel Energy Inc.	2	51
		2,173

Total Securities Sold Short - 29.1% (proceeds $26,579)		$ 29,212

JNL/Eagle Core Equity Fund
COMMON STOCKS - 88.7%
CONSUMER DISCRETIONARY - 15.6%
Comcast Corp. - Class A		113	$ 2,126
Home Depot Inc.		86	2,788
Macy's Inc.		202	4,398
Omnicom Group Inc.		118	4,570
Staples Inc.		261	6,113
Viacom Inc. - Class B (c)		132	4,535
			24,530
CONSUMER STAPLES - 2.0%
Wal-Mart Stores Inc.		56	3,095

ENERGY - 11.3%
BP Plc - ADR		75	4,276
ConocoPhillips		86	4,404
EOG Resources Inc.		37	3,448
Exxon Mobil Corp.		36	2,378
Schlumberger Ltd.		53	3,356
			17,862
FINANCIALS - 14.2%
Bank of America Corp.		366	6,531
Goldman Sachs Group Inc.		22	3,723
JPMorgan Chase & Co.		70	3,120
MetLife Inc.		62	2,685
Wells Fargo & Co.		206	6,398
			22,457
HEALTH CARE - 13.1%
Covidien Plc		58	2,900
Johnson & Johnson		86	5,582
Pfizer Inc.		312	5,358
UnitedHealth Group Inc.		111	3,612
Zimmer Holdings Inc. (c)		53	3,141
			20,593
INDUSTRIALS - 9.2%
General Electric Co.		184	3,346
PACCAR Inc. (e)		81	3,492
Tyco International Ltd.		137	5,244
United Technologies Corp.		34	2,487
			14,569
INFORMATION TECHNOLOGY - 21.7%
Activision Blizzard Inc. (c)		261	3,151
Adobe Systems Inc. (c)		90	3,185
Applied Materials Inc.		398	5,364
Autodesk Inc. (c)		126	3,703
Cisco Systems Inc. (c)		103	2,684
Electronic Arts Inc. (c)		87	1,631
EMC Corp. (c)		173	3,128
Microsoft Corp.		171	4,993
QUALCOMM Inc.		76	3,196
Texas Instruments Inc.		131	3,205
			34,240
TELECOMMUNICATION SERVICES - 1.6%
Sprint Nextel Corp. (c)		668	2,536

Total Common Stocks (cost $128,056)			139,882

INVESTMENT FUNDS - 2.9%
Materials Select Sector SPDR Fund (e)		135	4,569

Total Investment Funds (cost $4,362)			4,569

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)		$ 2	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2)			-

SHORT TERM INVESTMENTS - 11.9%
Mutual Funds - 9.0%
JNL Money Market Fund, 0.03% (a) (h)		14,285	14,285

Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)		4,512	4,512

Total Short Term Investments (cost $18,797)			18,797

Total Investments - 103.5% (cost $151,217)			163,248
Other Assets and Liabilities, Net - (3.5%)			(5,517)
Total Net Assets - 100%			$ 157,731

JNL/Eagle SmallCap Equity Fund
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 18.5%
American Axle & Manufacturing Holdings Inc. (c)		348	$ 3,474
ArvinMeritor Inc. (c)		249	3,324
Bally Technologies Inc. (c)		148	6,002
BJ's Restaurants Inc. (c)		264	6,150
Chico's FAS Inc. (c)		222	3,207
Choice Hotels International Inc.		42	1,461
Coinstar Inc. (c) (e)		173	5,612
Genesco Inc. (c)		293	9,076
Shuffle Master Inc. (c)		451	3,697
Sotheby's - Class A		152	4,719
Steven Madden Ltd. (c)		48	2,331
Universal Electronics Inc. (c)		242	5,413
Vitamin Shoppe Inc. (c)		165	3,703
			58,169
CONSUMER STAPLES - 1.0%
Herbalife Ltd.		65	2,994

ENERGY - 7.2%
Brigham Exploration Co. (c)		190	3,024
Lufkin Industries Inc.		102	8,050
OYO Geospace Corp. (c)		114	5,454
Unit Corp. (c)		43	1,820
Whiting Petroleum Corp. (c)		53	4,312
			22,660
FINANCIALS - 6.6%
Broadpoint Gleacher Securities Inc. (c) (e)		345	1,381
Cash America International Inc.		234	9,246
Duff & Phelps Corp. - Class A		164	2,743
First Commonwealth Financial Corp.		249	1,672
optionsXpress Holdings Inc. (c)		99	1,608
Redwood Trust Inc.		156	2,398
UMB Financial Corp.		43	1,754
			20,802
HEALTH CARE - 23.2%
Amedisys Inc. (c) (e)		90	4,959
American Medical Systems Holdings Inc. (c)		305	5,674
BioMarin Pharmaceutical Inc. (c) (e)		160	3,738
Bio-Rad Laboratories Inc. - Class A (c)		26	2,708
Centene Corp. (c)		143	3,442
Cubist Pharmaceuticals Inc. (c)		64	1,450
Cutera Inc. (c)		149	1,545
Eclipsys Corp. (c)		297	5,903
Genoptix Inc. (c) (e)		128	4,535
Icon Plc - ADR (c)		130	3,437
Lincare Holdings Inc. (c)		95	4,281
MedAssets Inc. (c)		175	3,677
Onyx Pharmaceuticals Inc. (c)		99	2,984
Psychiatric Solutions Inc. (c)		144	4,289
Quality Systems Inc. (e)		65	4,016
Regeneron Pharmaceuticals Inc. (c) (e)		87	2,294
Salix Pharmaceuticals Ltd. (c)		22	811
Seattle Genetics Inc. (c)		140	1,672
Thoratec Corp. (c) (e)		250	8,347
Vital Images Inc. (c)		115	1,866
Vivus Inc. (c) (e)		156	1,363
			72,991
INDUSTRIALS - 10.6%
Geo Group Inc. (c)		266	5,267
GrafTech International Ltd. (c)		243	3,324
Landstar System Inc.		132	5,546
MasTec Inc. (c)		88	1,111
Northwest Pipe Co. (c)		130	2,831
Regal-Beloit Corp.		83	4,922
Ritchie Bros. Auctioneers Inc. (e)		232	5,003
Waste Connections Inc. (c)		155	5,275
			33,279
INFORMATION TECHNOLOGY - 27.5%
Ansys Inc. (c) (e)		136	5,852
Coherent Inc. (c)		144	4,618
Compellent Technologies Inc. (c)		222	3,905
DTS Inc. (c)		164	5,578
EMS Technologies Inc. (c)		242	4,010
FormFactor Inc. (c) (e)		340	6,033
Informatica Corp. (c) (e)		229	6,161
Monster Worldwide Inc. (c) (e)		222	3,692
Netezza Corp. (c)		305	3,899
ON Semiconductor Corp. (c)		609	4,876
Radiant Systems Inc. (c)		107	1,526
Riverbed Technology Inc. (c)		136	3,865
Rovi Corp. (c)		224	8,323
SuccessFactors Inc. (c)		147	2,802
Teradyne Inc. (c)		405	4,522
TIBCO Software Inc. (c)		556	5,995
Varian Semiconductor Equipment Associates Inc. (c)		206	6,838
Veeco Instruments Inc. (c) (e)		91	3,967
			86,462
MATERIALS - 3.7%
Huntsman Corp.		577	6,950
Titanium Metals Corp. (c)		284	4,711
			11,661

Total Common Stocks (cost $252,242)			309,018

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)		$ 1,272	54

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,272)			54

SHORT TERM INVESTMENTS - 12.9%
Mutual Funds - 1.8%
JNL Money Market Fund, 0.03% (a) (h)		5,571	5,571

Securities Lending Collateral - 11.1%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)		24,439	24,439
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)		10,565	10,565
			35,004

Total Short Term Investments (cost $40,575)			40,575

Total Investments - 111.2% (cost $294,089)			349,647
Other Assets and Liabilities, Net - (11.2%)			(35,237)
Total Net Assets - 100%			$ 314,410

JNL/Franklin Templeton Founding Strategy Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/Franklin Templeton Global Growth Fund (74.6%) (a)		39,303	$ 304,600
JNL/Franklin Templeton Income Fund (38.6%) (a)		32,135	307,536
JNL/Franklin Templeton Mutual Shares Fund (61.2%) (a)		36,794	293,988

Total Investment Funds (cost $1,026,398)			906,124

Total Investments - 100.0% (cost $1,026,398)			906,124
Other Assets and Liabilities, Net - 0.0%			(89)
Total Net Assets - 100%			$ 906,035

JNL/Franklin Templeton Global Growth Fund
COMMON STOCKS - 93.1%
CONSUMER DISCRETIONARY - 17.0%
Accor SA		34	$ 1,882
Bayerische Motoren Werke AG		55	2,550
Chico's FAS Inc. (c)		139	2,004
Comcast Corp. - Class A		30	565
Comcast Corp. - Special Class A		355	6,382
Compagnie Generale des Etablissements Michelin		31	2,257
Compass Group Plc		141	1,124
Expedia Inc. (c)		74	1,845
Home Depot Inc.		62	1,990
Hyundai Motor Co.		40	4,087
Inditex SA		31	2,029
Kingfisher Plc		920	2,992
News Corp. - Class A		473	6,815
Pearson Plc		253	3,976
Reed Elsevier NV		171	2,072
Target Corp.		41	2,150
Time Warner Cable Inc.		68	3,618
Time Warner Inc.		114	3,558
Toyota Motor Corp.		75	2,984
USS Co. Ltd.		19	1,307
Viacom Inc. - Class B (c)		111	3,823
Vivendi SA		204	5,462
Walt Disney Co.		110	3,842
			69,314
CONSUMER STAPLES - 2.5%
CVS Caremark Corp.		86	3,161
Nestle SA		77	3,953
Premier Foods Plc (c)		1,459	702
Tesco Plc		360	2,380
			10,196
ENERGY - 8.2%
Baker Hughes Inc.		24	1,133
BG Group Plc		129	2,230
BP Plc		520	4,916
Chevron Corp.		34	2,574
ENI SpA		150	3,517
Gazprom OAO - ADR		70	1,621
Halliburton Co.		77	2,323
Royal Dutch Shell Plc - Class B		198	5,447
SBM Offshore NV		74	1,488
StatoilHydro ASA		83	1,917
Total SA		108	6,261
			33,427
FINANCIALS - 12.5%
ACE Ltd.		49	2,580
American Express Co.		66	2,710
Aviva Plc		705	4,124
AXA SA		106	2,348
Bank of America Corp.		1	11
Bank of New York Mellon Corp.		67	2,071
Cheung Kong Holdings Ltd.		122	1,571
DBS Group Holdings Ltd.		207	2,116
HSBC Holdings Plc (e)		288	2,936
ICICI Bank Ltd. - ADR (e)		50	2,147
ING Groep NV (c)		338	3,379
Intesa Sanpaolo SpA (c)		678	2,525
JPMorgan Chase & Co.		37	1,663
KB Financial Group Inc. - ADR (c) (e)		49	2,328
Muenchener Rueckversicherungs AG		19	3,157
Progressive Corp. (c)		172	3,291
RenaissanceRe Holdings Ltd.		37	2,092
Standard Life Plc		302	917
Swire Pacific Ltd.		153	1,841
Swiss Reinsurance		42	2,053
Torchmark Corp.		30	1,605
UBS AG (c)		66	1,077
UniCredit SpA (c)		795	2,348
			50,890
HEALTH CARE - 16.4%
Abbott Laboratories		35	1,839
Amgen Inc. (c)		160	9,577
Biogen Idec Inc. (c)		32	1,850
Boston Scientific Corp. (c)		157	1,136
Bristol-Myers Squibb Co.		61	1,625
Covidien Plc		123	6,187
GlaxoSmithKline Plc		294	5,645
Lonza Group AG (e)		25	2,042
Medtronic Inc.		53	2,378
Merck & Co. Inc.		140	5,234
Merck KGaA (e)		23	1,869
Novartis AG		91	4,899
Pfizer Inc.		390	6,689
Quest Diagnostics Inc.		64	3,732
Roche Holding AG		31	5,021
Sanofi-Aventis SA		99	7,368
			67,091
INDUSTRIALS - 11.0%
Adecco SA (e)		38	2,148
Alstom SA		19	1,188
BAE Systems Plc		330	1,859
Brambles Ltd. (e)		263	1,776
Deutsche Post AG		130	2,249
Empresa Brasileira de Aeronautica SA - ADR (e)		41	980
FedEx Corp.		48	4,485
General Electric Co.		222	4,047
Hays Plc		165	271
Koninklijke Philips Electronics NV (e)		88	2,817
Randstad Holding NV (c)		49	2,352
Shanghai Electric Group Co. Ltd.		2,294	1,117
Siemens AG		58	5,804
Tyco International Ltd.		133	5,103
United Parcel Service Inc. - Class B		81	5,235
Wolseley Plc (c)		140	3,383
			44,814
INFORMATION TECHNOLOGY - 16.7%
Accenture Plc		247	10,378
Cisco Systems Inc. (c)		230	5,993
Dell Inc. (c)		173	2,597
Flextronics International Ltd. (c)		254	1,992
FUJIFILM Holdings Corp.		49	1,695
Konica Minolta Holdings Inc. (e)		118	1,371
Microsoft Corp.		336	9,833
Nintendo Co. Ltd. (e)		3	971
Oracle Corp.		413	10,614
Samsung Electronics Co. Ltd. - GDR		17	6,214
SAP AG		86	4,156
Seagate Technology Inc. (c)		152	2,766
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		381	3,999
Telefonaktiebolaget LM Ericsson - Class B		230	2,420
Tyco Electronics Ltd.		117	3,226
			68,225
MATERIALS - 1.9%
Alcoa Inc.		142	2,022
CRH Plc		106	2,650
Svenska Cellulosa AB (c)		112	1,573
Vale SA - ADR (e)		58	1,604
			7,849
TELECOMMUNICATION SERVICES - 6.9%
AT&T Inc.		37	952
China Telecom Corp. Ltd. - ADR (e)		33	1,641
France Telecom SA		218	5,218
Singapore Telecommunications Ltd.		2,399	5,436
Sprint Nextel Corp. (c)		480	1,825
Telefonica SA		123	2,916
Telekom Austria AG		160	2,238
Turkcell Iletisim Hizmet AS - ADR		98	1,468
Vodafone Group Plc		2,812	6,486
			28,180

Total Common Stocks (cost $412,903)			379,986

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)		$ 527	22

Total Non-U.S. Government Agency Asset-Backed Securities (cost $527)			22

SHORT TERM INVESTMENTS - 11.2%
Mutual Funds - 6.7%
JNL Money Market Fund, 0.03% (a) (h)		27,378	27,378

Securities Lending Collateral - 4.5%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)		16,067	16,067
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)		2,412	2,412
			18,479

Total Short Term Investments (cost $45,857)			45,857

Total Investments - 104.3% (cost $459,287)			425,865
Other Assets and Liabilities, Net - (4.3%)			(17,383)
Total Net Assets - 100%			$ 408,482

JNL/Franklin Templeton Income Fund
COMMON STOCKS - 31.2%
CONSUMER DISCRETIONARY - 1.2%
Charter Communications Inc. (c)		58	$ 2,008
Comcast Corp. - Class A		100	1,882
Dex One Corp. (c)		106	2,969
SuperMedia Inc. (c)		4	149
Target Corp.		55	2,893
			9,901
CONSUMER STAPLES - 0.7%
Diageo Plc		150	2,518
PepsiCo Inc.		40	2,646
			5,164
ENERGY - 4.7%
Callon Petroleum Co. (c)		75	402
Canadian Oil Sands Trust		325	9,744
ConocoPhillips		200	10,234
Exxon Mobil Corp.		200	13,396
Spectra Energy Corp.		165	3,708
			37,484
FINANCIALS - 5.5%
Bank of America Corp.		600	10,710
Barclays Plc		150	820
Capital One Financial Corp.		163	6,750
Citigroup Inc. (c)		894	3,623
HSBC Holdings Plc		300	3,041
iStar Financial Inc. (c) (e)		85	389
JPMorgan Chase & Co.		200	8,950
Wells Fargo & Co.		300	9,324
			43,607
HEALTH CARE - 2.4%
Abbott Laboratories		32	1,696
Johnson & Johnson		75	4,890
Merck & Co. Inc.		340	12,699
			19,285
INFORMATION TECHNOLOGY - 1.9%
Intel Corp.		300	6,678
Maxim Integrated Products Inc. (e)		200	3,878
Xerox Corp.		300	2,925
Xilinx Inc.		80	2,040
			15,521
MATERIALS - 1.1%
Barrick Gold Corp.		50	1,917
Newmont Mining Corp.		110	5,602
Nucor Corp.		20	908
			8,427
TELECOMMUNICATION SERVICES - 2.2%
AT&T Inc.		300	7,752
Verizon Communications Inc.		110	3,412
Vodafone Group Plc		2,750	6,343
			17,507
UTILITIES - 11.5%
AGL Resources Inc.		100	3,865
Ameren Corp.		185	4,825
American Electric Power Co. Inc.		148	5,048
American Water Works Co. Inc.		24	529
Consolidated Edison Inc.		80	3,563
Dominion Resources Inc.		150	6,166
Duke Energy Corp.		450	7,344
FirstEnergy Corp.		50	1,954
FPL Group Inc.		155	7,491
NiSource Inc. (e)		40	632
PG&E Corp.		200	8,484
Pinnacle West Capital Corp.		100	3,773
Progress Energy Inc. (e)		115	4,526
Public Service Enterprise Group Inc.		200	5,904
Sempra Energy		120	5,988
Southern Co.		325	10,777
TECO Energy Inc. (e)		200	3,178
Xcel Energy Inc.		350	7,420
			91,467

Total Common Stocks (cost $263,537)			248,363

PREFERRED STOCKS - 5.9%
CONSUMER DISCRETIONARY - 0.1%
General Motors Corp., 6.25%, Series C (callable at 25.83 beginning 07/20/10) (d)		100	858

FINANCIALS - 5.4%
Bank of America Corp., Convertible Preferred, 7.25%, Series L (p)		8	8,161
Barclays Bank Plc, 8.00%, 09/10/10		250	2,893
Citigroup Inc. 7.50%, 12/15/12		60	7,313
Credit Suisse, Convertible Preferred, 11.00%, 09/03/10		125	2,066
Deutsche Bank AG, 12.00% (t)		90	2,277
Federal Home Loan Mortgage Corp., 8.38%, Series Z (callable at 25 on 12/31/12) (d) (p)		186	236
Federal National Mortgage Association, 6.75%, Series Q (callable at 25 beginning 09/30/10) (d) (p)		100	93
Federal National Mortgage Association, 7.63%, Series R (callable at 25 beginning 11/21/12) (d) (p)		143	158
Federal National Mortgage Association, 8.25%, Series S (callable at 25 on 12/31/10) (d) (p)		65	82
Federal National Mortgage Association, Convertible Preferred, 8.75%, 05/13/11 (d)		91	145
Federal National Mortgage Association, 5.38% (callable at 105,000 on 06/01/10) (d) (p)		-	150
FelCor Lodging Trust Inc., Convertible Preferred, 1.95%, Series A (p)		60	1,067
GMAC Inc., 7.00% (callable at 1,000 beginning 12/31/11) (p) (t)		2	1,407
Goldman Sachs Group Inc., Convertible Preferred, 10.55%, 07/21/10		40	2,409
Goldman Sachs Group Inc., Convertible Preferred, 12.50%, 04/01/10 (t)		80	3,103
Goldman Sachs Group Inc., Convertible Preferred, 9.00%, 08/20/10		60	2,754
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (p)		9	8,304
			42,618
HEALTH CARE - 0.3%
Tenet Healthcare Corp., 7.00%, 10/01/12		2	2,056

UTILITIES - 0.1%
FPL Group Inc., 8.38%		20	1,003

Total Preferred Stocks (cost $63,248)			46,535

WARRANTS - 0.0%
Charter Communications LLC, 11/30/14 (c)		30	159

Total Warrants (cost $106)			159

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Dynegy Roseton Pass Through Trust, 7.67%, 11/08/16		$ 1,000	972
Sigma Finance, Inc. (d) (f) (u)		1,285	55

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,265)			1,027

CORPORATE BONDS AND NOTES - 58.0%
CONSUMER DISCRETIONARY - 8.0%
Cablevision Systems Corp., 8.00%, 04/15/12 (e) (k)		4,500	4,809
Cablevision Systems Corp., 8.63%, 09/15/17 (t)		1,000	1,058
CCH II LLC, 13.50%, 11/30/16 (t)		5,134	6,122
Cequel Communications Holdings I LLC, 8.63%, 11/15/17 (t)		2,500	2,569
Clear Channel Communications Inc. Term Loan B, 4.79%, 11/13/15 (i) (u)		6,775	5,515
Clear Channel Worldwide Holdings Inc., 9.25%, 12/15/17 (e) (t)		400	416
Clear Channel Worldwide Holdings Inc., 9.25%, 12/15/17 (t)		1,600	1,672
DISH DBS Corp., 7.75%, 05/31/15		5,000	5,225
Dollar General Corp., 10.63%, 07/15/15		3,771	4,139
Dollar General Corp., 11.88%, 07/15/17		1,350	1,573
General Motors Corp., 8.38%, 07/15/33 (d) (e)		1,200	450
Harrah's Operating Co. Inc., 11.25%, 06/01/17 (e)		750	808
Hertz Corp., 8.88%, 01/01/14		7,000	7,192
Hertz Corp., 10.50%, 01/01/16 (e)		1,250	1,342
Jarden Corp., 8.00%, 05/01/16		300	314
JohnsonDiversey Holdings Inc., 10.50%, 05/15/20 (t)		1,600	1,744
JohnsonDiversey Inc., 8.25%, 11/15/19 (t)		2,500	2,588
KB Home, 5.75%, 02/01/14		2,000	1,940
Liberty Global Inc., 4.50%, 11/15/16 (t)		2,000	2,570
MGM Mirage Inc., 6.75%, 04/01/13		2,900	2,624
Univision Communications Inc., 12.00%, 07/01/14 (t)		500	548
Univision Communications Inc., 9.75%, 03/15/15 (t)		4,154	3,583
US Investigations Services Inc., Term Loan, 3.52%, 04/01/15 (i) (u)		2,902	2,699
Wyndham Worldwide Corp., 9.88%, 05/01/14 (l)		2,000	2,271
			63,771
CONSUMER STAPLES - 0.5%
JBS USA LLC, 11.63%, 05/01/14 (e) (t)		1,000	1,140
SUPERVALU Inc., 8.00%, 05/01/16		2,000	2,025
Wendy's/Arby's Group Inc., 10.00%, 07/15/16 (e)		750	806
			3,971
ENERGY - 11.9%
Antero Resources Finance Corp., 9.38%, 12/01/17 (e) (t)		2,000	2,060
Bill Barrett Corp., 9.88%, 07/15/16		200	216
Callon Petroleum Co., 13.00%, 09/15/16		1,500	1,275
Calpine Generating Co. LLC, 8.00%, 06/01/16 (e) (t)		1,750	1,789
Chesapeake Energy Corp., 9.50%, 02/15/15 (e)		2,500	2,719
Chesapeake Energy Corp., 6.50%, 08/15/17 (e)		4,000	3,870
Chesapeake Energy Corp., 6.25%, 01/15/18		2,200	2,096
Chesapeake Energy Corp., 7.25%, 12/15/18 (e)		5,000	5,000
Consol Energy Inc., 8.25%, 04/01/20 (t)		1,600	1,644
Denbury Resources Inc., 8.25%, 02/15/20		700	742
El Paso Corp., 12.00%, 12/12/13		1,600	1,872
El Paso Corp., 7.25%, 06/01/18 (e)		4,100	4,231
El Paso Corp., 7.75%, 01/15/32		1,000	983
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (t)		2,700	2,727
Forrest Oil Corp., 8.50%, 02/15/14		3,500	3,692
Linn Energy LLC, 8.63%, 04/15/20 (t)		3,300	3,218
Mariner Energy Inc., 7.50%, 04/15/13 (e)		2,000	2,015
Newfield Exploration Co., 6.63%, 04/15/16		2,500	2,544
Newfield Exploration Co., 6.88%, 02/01/20		2,000	2,015
PetroHawk Energy Corp., 10.50%, 08/01/14		2,000	2,208
PetroHawk Energy Corp., 7.88%, 06/01/15		3,200	3,260
Pioneer Natural Resources Co., 6.65%, 03/15/17		1,500	1,500
Pioneer Natural Resources Co., 6.88%, 05/01/18		2,000	1,999
Plains Exploration & Production Co., 7.75%, 06/15/15		1,500	1,521
Plains Exploration & Production Co., 10.00%, 03/01/16 (e)		1,500	1,658
Quicksilver Resources Inc., 11.75%, 01/01/16		1,300	1,488
Sabine Pass LNG LP, 7.25%, 11/30/13 (e)		1,350	1,269
Sabine Pass LNG LP, 7.50%, 11/30/16 (e)		2,500	2,206
SandRidge Energy Inc., 3.92%, 04/01/14 (e) (i)		2,000	1,833
SandRidge Energy Inc., 9.88%, 05/15/16 (e) (t)		2,600	2,672
SandRidge Energy Inc., 8.00%, 06/01/18 (e) (t)		2,500	2,375
SEACOR Holdings Inc., 7.38%, 10/01/19		1,000	1,029
SESI LLC, 6.88%, 06/01/14		1,370	1,343
Texas Competitive Electric Holdings Co. LLC, Term Loan, 4.53%, 10/24/14 (i) (u)		1,975	1,627
Texas Competitive Electric Holdings Co. LLC, Term Loan, 4.53%, 10/24/14 (i) (u)		4,560	3,757
Texas Competitive Electric Holdings Co. LLC, Term Loan, 4.60%, 10/24/14 (i) (u)		352	290
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15 (e) (k)		10,000	6,950
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15 (k)		6,500	4,518
Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (e)		5,000	3,425
W&T Offshore Inc., 8.25%, 6/15/14 (t)		3,000	2,805
			94,441
FINANCIALS - 15.5%
Allison Term Loan, 3.12%, 08/07/14 (i) (u)		165	157
Allison Term Loan, 3.14%, 08/07/14 (i) (u)		1,775	1,695
Bank of America Corp., 8.13% (callable at 100 beginning 05/15/18) (p)		1,000	1,020
CapitalSource Inc., 4.00%, 07/15/34 (k)		2,500	2,394
CEVA Group Plc, 11.50%, 04/01/18 (t)		3,600	3,735
Duke Realty Corp., 5.95%, 02/15/17		1,500	1,475
Felcor Lodging LP, 10.00%, 10/01/14 (e)		1,700	1,751
Ford Motor Credit Co. LLC, 9.88%, 08/10/11		1,000	1,061
Ford Motor Credit Co. LLC, 7.25%, 10/25/11		2,000	2,068
Ford Motor Credit Co. LLC, 3.05%, 01/13/12 (i)		15,500	15,054
Ford Motor Credit Co. LLC, 7.00%, 10/01/13		4,000	4,139
Ford Motor Credit Co. LLC, 8.00%, 06/01/14 (e)		2,500	2,632
Ford Motor Credit Co. LLC, 8.70%, 10/01/14 (e)		5,000	5,422
Ford Motor Credit Co. LLC, 12.00%, 05/15/15 (e)		3,000	3,584
GMAC Inc., 6.88%, 09/15/11		6,032	6,130
GMAC Inc., 8.00%, 03/15/20 (t)		4,500	4,612
HCP Inc., 6.70%, 01/30/18 (e)		1,500	1,529
Host Hotels & Resorts LP, 6.88%, 11/01/14		1,500	1,515
Host Hotels & Resorts LP, 6.38%, 03/15/15		3,500	3,474
Host Hotels & Resorts LP, 6.75%, 06/01/16 (e)		1,000	1,002
Host Hotels & Resorts LP, 9.00%, 05/15/17 (t)		600	648
Icahn Enterprises LP, 7.75%, 01/15/16 (e) (t)		2,250	2,166
Icahn Enterprises LP, 8.00%, 01/15/18 (e) (t)		2,000	1,928
International Lease Finance Corp., 8.63%, 09/15/15 (e) (t)		700	716
International Lease Finance Corp., 8.75%, 03/15/17 (t)		2,000	2,046
iStar Financial Inc., 0.79%, 10/01/12 (i)		4,500	3,422
iStar Financial Inc., 8.63%, 06/01/13		5,000	4,275
JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (p)		11,500	12,260
LBI Escrow Corp., 8.00%, 11/01/17 (t)		2,200	2,282
Liberty Mutual Group Inc., 10.75%, 06/15/58 (i) (t)		5,000	5,600
New Communications Holdings Inc., 8.25%, 04/15/17 (t)		800	814
New Communications Holdings Inc., 8.50%, 04/15/20 (t)		900	907
Petroplus Finance Ltd., 6.75%, 05/01/14 (t)		1,000	900
Petroplus Finance Ltd., 7.00%, 05/01/17 (e) (t)		1,000	860
Petroplus Finance Ltd., 9.38%, 09/15/19 (e) (t)		2,000	1,820
RBS Global & Rexnord LLC, 9.50%, 08/01/14		1,250	1,300
Reynolds Group Inc., 7.75%, 10/15/16 (t)		1,250	1,284
SuperMedia Inc., Term Loan, 11.65%, 12/31/15 (i) (u)		787	743
SuperMedia Inc. Escrow Litigation Trust, 12/31/15 (f)		868	15
UPC Germany GmbH, 8.13%, 12/01/17 (e) (t)		2,100	2,166
UPC Germany GmbH, 8.13%, 12/01/17 (t)	EUR	2,750	3,835
UPC Germany GmbH, 9.63%, 12/01/19 (t)	EUR	1,500	2,117
Washington Mutual Preferred Funding LLC, 9.75%, (callable at 100 on 12/15/17) (d) (p) (t)		1,500	43
Wells Fargo Capital XIII, 7.70% (callable at 100 on 03/26/13) (p)		900	929
Wells Fargo Capital XV, 9.75% (callable at 100 on 09/26/13) (e) (p)		5,000	5,600
			123,125
HEALTH CARE - 6.7%
Community Health Systems Inc., 8.88%, 07/15/15		5,000	5,175
DaVita Inc., 6.63%, 03/15/13		1,500	1,509
DaVita Inc., 7.25%, 03/15/15		600	612
HCA Inc., 6.38%, 01/15/15 (e)		1,500	1,425
HCA Inc., 6.50%, 02/15/16		1,500	1,423
HCA Inc., 9.25%, 11/15/16		3,500	3,721
HCA Inc., 8.50%, 04/15/19 (t)		6,000	6,454
HCA Inc., 7.88%, 02/15/20 (t)		6,000	6,281
Quintiles Transnational Corp., 9.50%, 12/30/14 (t)		4,000	4,080
Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/16 (e) (t)		600	603
Tenet Healthcare Corp., 7.38%, 02/01/13		3,000	3,030
Tenet Healthcare Corp., 9.25%, 02/01/15 (e) (k)		5,000	5,244
Tenet Healthcare Corp., 9.00%, 05/01/15 (e) (t)		3,500	3,771
Tenet Healthcare Corp., 10.00%, 05/01/18 (t)		3,500	3,920
US Oncology Holdings Inc., 6.64%, 03/15/12 (i)		2,998	2,840
Vanguard Health Holding Co. II LLC, 8.00%, 02/01/18 (e) (t)		3,700	3,598
			53,686
INDUSTRIALS - 3.2%
Bombardier Inc., 7.75%, 03/15/20 (t)		3,500	3,658
Ceridian Corp., 11.25%, 11/15/15 (k)		4,000	3,830
Manitowoc Co. Inc., 9.50%, 02/15/18 (e)		1,000	1,042
Navistar International Corp., 8.25%, 11/01/21		1,500	1,530
Niska Gas Storage US LLC, 8.88%, 03/15/18 (t)		2,500	2,556
Novelis Inc., Term Loan, 2.32%, 07/07/14 (i) (u)		474	460
RBS Global & Rexnord LLC., 9.50%, 08/01/14 (t)		1,978	2,057
RBS Global & Rexnord LLC, 11.75%, 08/01/16		1,500	1,609
Severstal Columbus LLC, 10.25%, 02/15/18 (e) (t)		5,000	5,256
Terex Corp., 8.00%, 11/15/17 (e)		2,000	1,945
United Rentals Inc., 7.75%, 11/15/13 (e)		2,000	1,920
			25,863
INFORMATION TECHNOLOGY - 5.7%
Advanced Micro Devices Inc., 5.75%, 08/15/12		260	259
Advanced Micro Devices Inc., 5.75%, 08/15/12 (t)		1,041	1,037
Advanced Micro Devices Inc., 6.00%, 05/01/15		1,000	959
Advanced Micro Devices Inc., 8.13%, 12/15/17 (e) (t)		1,000	1,030
First Data Corp., Term Loan, 3.42%, 09/24/14 (i) (u)		1,647	1,459
First Data Corp., Term Loan, 3.42%, 09/24/14 (i) (u)		215	190
First Data Corp., Term Loan, 3.42%, 09/24/14 (i) (u)		1,870	1,658
First Data Corp., Term Loan, 3.42%, 09/24/14 (i) (u)		1,845	1,635
First Data Corp., Term Loan, 3.43%, 09/24/14 (i) (u)		5	4
First Data Corp., Term Loan, 3.43%, 09/24/14 (i) (u)		93	83
First Data Corp., Term Loan, 3.43%, 09/24/14 (i) (u)		195	173
First Data Corp., 9.88%, 09/24/15		4,000	3,410
First Data Corp., 9.88%, 09/24/15 (e)		5,500	4,744
Freescale Semiconductor Inc., 8.88%, 12/15/14 (e)		7,000	6,685
Freescale Semiconductor Inc., Term Loan, 12.11%, 12/15/14 (i) (u)		3,864	3,988
Freescale Semiconductor Inc., 10.13%, 12/15/16		850	752
Freescale Semiconductor Inc., 10.13%, 03/15/18 (e) (t)		7,500	8,072
IMS Health Inc., 12.50%, 03/01/18 (t)		3,000	3,491
Sanmina-SCI Corp., 6.75%, 03/01/13		1,200	1,200
Sanmina-SCI Corp., 8.13%, 03/01/16 (e)		1,500	1,509
Sungard Data Systems Inc., 10.63%, 05/15/15		2,500	2,725
			45,063
MATERIALS - 1.7%
Hexion US Finance Corp., 8.88%, 02/01/18 (t)		3,000	2,955
Huntsman International LLC, 5.50%, 06/30/16 (e) (t)		1,000	908
Ineos Group Holdings Plc, 7.88%, 02/15/16 (t)	EUR	3,250	3,446
Kerling Plc, 10.63%, 01/28/17 (t)	EUR	3,600	5,105
Nalco Co., 8.25%, 05/15/17 (t)		300	319
NewPage Corp., 11.38%, 12/31/14 (e)		1,000	995
			13,728
TELECOMMUNICATION SERVICES - 1.1%
Clearwire Communications LLC, 12.00%, 12/01/15 (e) (t)		1,500	1,530
Clearwire Communications LLC, 12.00%, 12/01/15 (t)		2,000	2,035
Cricket Communications Inc., 9.38%, 11/01/14 (e)		1,000	1,018
Crown Castle International Corp., 9.00%, 01/15/15		1,000	1,082
Digicel Group Ltd., 8.88%, 01/15/15 (t)		500	490
Virgin Media Secured Finance Plc, 7.00%, 01/15/18	GBP	2,000	2,997
			9,152
UTILITIES - 3.7%
AES Corp., 8.00%, 10/15/17		2,250	2,284
CMS Energy Corp., 8.75%, 06/15/19 (e)		1,000	1,129
Dynegy Holdings Inc., 7.50%, 06/01/15 (e)		10,000	8,300
Dynegy Holdings Inc., 7.75%, 06/01/19		2,000	1,510
Energy Future Holdings Corp., 10.88%, 11/01/17 (e) (k)		4,000	2,970
Energy Future Holdings Corp., 11.25%, 11/01/17		8,847	6,016
Public Service Co. of New Mexico., 7.95%, 05/15/18 (e)		2,500	2,608
RRI Energy Inc., 7.88%, 06/15/17 (e)		5,000	4,488
			29,305

Total Corporate Bonds and Notes (cost $455,152)			462,105

GOVERNMENT AND AGENCY OBLIGATIONS - 0.3%
GOVERNMENT SECURITIES - 0.3%
Municipals - 0.3%
State of California, 7.95%, 03/01/36		2,500	2,561

Total Government and Agency Obligations (cost $2,503)			2,561

SHORT TERM INVESTMENTS - 18.8%
Mutual Funds - 4.6%
JNL Money Market Fund, 0.03% (a) (h)		36,878	36,878

Securities Lending Collateral - 14.2%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)		97,744	97,744
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)		15,503	15,503
			113,247

Total Short Term Investments (cost $150,125)			150,125

Total Investments - 114.3% (cost $936,936)			910,875
Other Assets and Liabilities, Net - (14.3%)			(114,042)
Total Net Assets - 100%			$ 796,833

JNL/Franklin Templeton Mutual Shares Fund
COMMON STOCKS - 81.0%
CONSUMER DISCRETIONARY - 5.8%
Cerberus Capital Management LP (f) (s) (u)		888	$ 275
Cerberus Capital Management LP (f) (s) (u)		444	138
Cerberus Capital Management LP (f) (s) (u)		888	275
Daimler AG (c)		44	2,085
Eastman Kodak Co. (c)		7	39
Harrah's Investment LP (f) (s) (u)		39	-
Hillenbrand Inc.		44	970
Mattel Inc.		244	5,542
News Corp. - Class A		779	11,225
Stanley Black & Decker Inc.		4	203
Thomas Cook Group Plc		121	494
Time Warner Cable Inc.		42	2,232
Virgin Media Inc. (e)		263	4,537
			28,015
CONSUMER STAPLES - 23.4%
Altria Group Inc.		469	9,631
British American Tobacco Plc		309	10,667
Brown-Forman Corp. - Class B		31	1,860
Carlsberg A/S (e)		31	2,599
Carrefour SA		50	2,424
Coca-Cola Enterprises Inc.		70	1,926
CVS Caremark Corp.		395	14,427
Danone SA		19	1,141
Dr. Pepper Snapple Group Inc.		246	8,667
General Mills Inc.		50	3,548
Imperial Tobacco Group Plc		285	8,697
Japan Tobacco Inc.		1	3,000
Kraft Foods Inc. - Class A		304	9,192
Kroger Co.		249	5,383
KT&G Corp.		23	1,264
Lorillard Inc.		19	1,408
Nestle SA		171	8,776
PepsiCo Inc.		47	3,124
Pernod-Ricard SA (e)		70	5,958
Philip Morris International Inc.		53	2,757
Reynolds American Inc.		61	3,317
Wal-Mart Stores Inc.		49	2,736
			112,502
ENERGY - 5.7%
Baker Hughes Inc.		34	1,582
Exterran Holdings Inc. (c) (e)		46	1,110
Marathon Oil Corp.		183	5,795
Noble Energy Inc.		18	1,328
Pride International Inc. (c)		63	1,883
Royal Dutch Shell Plc - Class A (e)		192	5,558
Total SA		48	2,795
Transocean Ltd. (c)		88	7,562
			27,613
FINANCIALS - 14.1%
ACE Ltd.		81	4,259
Alexander's Inc. (c) (e)		8	2,392
Alleghany Corp. (c)		5	1,468
Bank of America Corp.		483	8,616
Barclays Plc		890	4,866
Berkshire Hathaway Inc. - Class B (c) (e)		66	5,402
Bond Street Holding LLC (c) (f)		26	533
Canary Wharf Group Plc (c) (f) (u)		405	1,920
Conseco Inc. (c)		97	603
Deutsche Boerse AG		39	2,870
Forestar Group Inc. (c)		46	877
Guaranty Bancorp (c)		49	77
Intesa Sanpaolo SpA (c)		437	1,627
Link Real Estate Investment Trust		836	2,060
Morgan Stanley		187	5,487
Old Republic International Corp.		200	2,541
PNC Financial Services Group Inc.		48	2,836
St. Joe Co. (c) (e)		33	1,052
Travelers Cos. Inc.		47	2,555
UBS AG (c)		179	2,917
Wells Fargo & Co.		172	5,366
White Mountains Insurance Group Ltd.		14	5,047
Zurich Financial Services AG		11	2,779
			68,150
HEALTH CARE - 4.6%
Alcon Inc.		8	1,263
Becton Dickinson & Co.		4	349
Boston Scientific Corp. (c)		320	2,313
Community Health Systems Inc. (c)		60	2,209
Eli Lilly & Co.		7	250
Novartis AG		74	4,021
Tenet Healthcare Corp. (c)		787	4,499
UnitedHealth Group Inc.		214	6,996
			21,900
INDUSTRIALS - 6.2%
A P Moller - Maersk A/S Class B		1	4,702
Alstom SA		37	2,302
Federal Signal Corp.		96	861
GenCorp Inc. (c) (e)		59	338
Orkla ASA		781	6,909
Owens Corning Inc. (c)		112	2,860
Siemens AG		64	6,453
TNT NV		66	1,884
Tyco International Ltd.		88	3,362
			29,671
INFORMATION TECHNOLOGY - 8.7%
Dell Inc. (c)		372	5,585
LSI Corp. (c)		823	5,039
Maxim Integrated Products Inc.		177	3,438
Microsoft Corp.		369	10,809
Motorola Inc. (c)		592	4,156
Nintendo Co. Ltd. (e)		10	3,315
Tandberg ASA		15	418
Tyco Electronics Ltd.		92	2,538
Xerox Corp.		686	6,692
			41,990
MATERIALS - 5.0%
Domtar Corp. (c) (e)		38	2,418
International Paper Co.		176	4,329
Linde AG		38	4,540
MeadWestvaco Corp.		117	2,980
Weyerhaeuser Co.		214	9,698
			23,965
TELECOMMUNICATION SERVICES - 3.4%
Cable & Wireless Communications Plc		1,730	1,453
Cable & Wireless Worldwide Plc (c)		1,730	2,415
Koninklijke KPN NV		226	3,573
Telefonica SA		95	2,247
Vodafone Group Plc		2,856	6,588
			16,276
UTILITIES - 4.1%
Babcock & Brown Infrastructure Group (c)		402	1,347
E.ON AG		164	6,056
Entergy Corp.		28	2,263
Exelon Corp.		96	4,221
GDF Suez		58	2,245
NRG Energy Inc. (c)		166	3,460
			19,592

Total Common Stocks (cost $393,588)			389,674

PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Volkswagen AG		12	1,078

Total Preferred Stocks (cost $1,025)			1,078

CORPORATE BONDS AND NOTES - 4.5%
CONSUMER DISCRETIONARY - 0.3%
Cerberus Capital Management LP, 12.00%, 07/31/14 (f) (s) (u) (w)		$ 467	145
Cerberus Capital Management LP, 12.00%, 07/31/14 (f) (s) (u)		780	242
Cerberus Capital Management LP, 12.00%, 07/31/14 (f) (s) (u)		390	121
Charter Communications Inc., Incremental Term Loan, 7.51%, 03/06/14 (i) (u)		339	327
Charter Communications Operating LLC, Term Loan, 2.30%, 03/06/14 (i) (u)		-	-
Dana Corp., 6.50%, 04/30/10 (f) (u)		72	-
Dana Corp., 5.85%, 01/15/15 (f) (u)		65	-
Dana Corp., 7.00%, 03/15/28 (f) (u)		115	-
Spectrum Brands Inc. Letter of Credit, 1.50%, 04/01/13 (i) (u)		4	4
Spectrum Brands Inc. Term Loan, 8.49%, 04/01/13 (i) (u)	EUR	220	297
Spectrum Brands Inc. Term Loan B, 8.74%, 04/01/13 (i) (u)		70	70
Tropicana Entertainment LLC, 9.63%, 12/15/14 (d)		1,130	1
			1,207
ENERGY - 0.8%
Boston Generating LLC, Term Loan B, 3.03%, 12/21/13 (i) (u)		245	207
Boston Generating LLC, Term Loan, 3.03%, 12/21/13 (i) (u)		16	13
Boston Generating LLC, Term Loan, 3.05%, 12/21/13 (i) (u)		56	47
Texas Competitive Electric Holdings Co. LLC, Term Loan, 4.70%, 10/10/14 (u)		2,089	1,683
Texas Competitive Electric Holdings Co. LLC, Term Loan B1, 4.60%, 10/10/14 (i) (u)		1,430	1,178
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 4.53%, 10/10/14 (i) (u)		225	185
Texas Competitive Electric Holdings Co. LLC, Term Loan, 4.57%, 11/01/15 (i) (u)		694	566
			3,879
FINANCIALS - 3.1%
Avaya Inc., 10/26/14 (u)		3,864	3,453
CIT Group Inc., Term Loan, 9.26%, 01/20/12 (i) (u)		1,387	1,423
CIT Group Inc., Term Loan, 12.53%, 01/20/12 (i) (u)		542	562
CIT Group Inc., 7.00%, 05/01/13 (e)		176	171
CIT Group Inc., 7.00%, 05/01/14 (e)		264	250
CIT Group Inc., 7.00%, 05/01/15 (e)		264	246
CIT Group Inc., 7.00%, 05/01/16 (e)		1,799	1,660
CIT Group Inc., 7.00%, 05/01/17 (e)		1,343	1,239
Lyondell Chemical Co., Term Loan, 12.94%, 04/06/10 (i) (u) (w)		54	55
Realogy Corp., Term Loan, 1.66%, 10/10/13 (i) (u)		1,013	896
Realogy Corp., Term Loan, 3.67%, 10/10/13 (i) (u)		1,633	1,446
Realogy Corp., Term Loan, 3.67%, 10/10/13 (i) (u)		3,810	3,373
Realogy Corp., Term Loan, 13.50%, 10/15/17 (u)		93	103
			14,877
INFORMATION TECHNOLOGY - 0.3%
First Data Corp., Term Loan, 3.43%, 09/24/14 (i) (u)		1,157	1,026
First Data Corp., Term Loan, 3.43%, 09/24/14 (i) (u)		110	97
First Data Corp., Term Loan, 3.43%, 09/24/14 (i) (u)		435	386
			1,509
OTHER EQUITY INTERESTS- 0.0%
Northwest Airlines Corp., Contingent Distribution (f) (u) (v)		725	-

Total Corporate Bonds and Notes (cost $23,037)			21,472

SHORT TERM INVESTMENTS - 17.2%
Mutual Funds - 14.2%
JNL Money Market Fund, 0.03% (a) (h)		68,467	68,467

Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)		14,167	14,167

Total Short Term Investments (cost $82,634)			82,634

Total Investments - 102.9% (cost $499,348)			494,858
Other Assets and Liabilities, Net - (2.9%)			(14,062)
Total Net Assets - 100%			$ 480,796

JNL/Franklin Templeton Small Cap Value Fund
COMMON STOCKS - 88.3%
CONSUMER DISCRETIONARY - 19.1%
Autoliv Inc. (c)		55	$ 2,834
Brown Shoe Co. Inc.		150	2,322
Brunswick Corp.		111	1,768
Cato Corp. - Class A		6	123
Christopher & Banks Corp.		125	1,000
DR Horton Inc. (e)		93	1,172
Drew Industries Inc. (c)		13	293
Ethan Allen Interiors Inc. (e)		30	619
Fred's Inc.		157	1,881
Gentex Corp.		121	2,350
Group 1 Automotive Inc. (c) (e)		92	2,915
Gymboree Corp. (c)		21	1,100
Hooker Furniture Corp.		40	638
J.C. Penney Co. Inc.		56	1,802
La-Z-Boy Inc. (c)		145	1,817
M/I Homes Inc. (c)		95	1,392
MDC Holdings Inc.		39	1,350
Men's Wearhouse Inc.		102	2,451
Pier 1 Imports Inc. (c)		76	484
Regis Corp.		89	1,659
Saks Inc. (c) (e)		113	973
Thor Industries Inc.		115	3,462
Timberland Co. - Class A (c)		32	672
Tuesday Morning Corp. (c) (e)		166	1,091
Warnaco Group Inc. (c)		35	1,689
West Marine Inc. (c)		120	1,302
Winnebago Industries Inc. (c) (e)		95	1,388
			40,547
CONSUMER STAPLES - 0.7%
Casey's General Stores Inc.		49	1,526

ENERGY - 9.7%
Arch Coal Inc.		23	526
Atwood Oceanics Inc. (c)		50	1,735
Bristow Group Inc. (c) (e)		65	2,452
CARBO Ceramics Inc.		2	106
Global Industries Ltd. (c) (e)		235	1,509
Helix Energy Solutions Group Inc. (c)		118	1,538
Oil States International Inc. (c)		50	2,258
Overseas Shipholding Group Inc.		30	1,177
Rowan Cos. Inc. (c) (e)		126	3,668
Teekay Corp.		51	1,167
Tidewater Inc.		52	2,458
Unit Corp. (c)		46	1,932
			20,526
FINANCIALS - 12.7%
American National Insurance Co.		12	1,397
Arthur J Gallagher & Co.		47	1,156
Aspen Insurance Holdings Ltd.		96	2,780
Chemical Financial Corp.		65	1,535
Erie Indemnity Co. - Class A		35	1,492
Montpelier Re Holdings Ltd.		127	2,140
Old Republic International Corp.		265	3,360
Peoples Bancorp Inc.		2	38
Protective Life Corp.		193	4,244
RLI Corp.		22	1,272
StanCorp Financial Group Inc.		39	1,858
Tower Group Inc.		96	2,135
TrustCo Bank Corp. (e)		325	2,005
Validus Holdings Ltd.		59	1,633
			27,045
HEALTH CARE - 4.9%
Mettler Toledo International Inc. (c)		21	2,239
Pharmaceutical Product Development Inc.		97	2,301
STERIS Corp. (e)		75	2,524
Teleflex Inc.		32	2,018
West Pharmaceutical Services Inc.		32	1,334
			10,416
INDUSTRIALS - 26.0%
ABM Industries Inc. (e)		119	2,519
Administaff Inc.		12	262
American Woodmark Corp.		63	1,222
AO Smith Corp.		14	725
Apogee Enterprises Inc. (e)		102	1,606
Applied Industrial Technologies Inc.		54	1,342
Astec Industries Inc. (c)		51	1,486
Brady Corp. - Class A		80	2,490
Briggs & Stratton Corp. (e)		63	1,228
Carlisle Cos. Inc. (e)		67	2,568
Ceradyne Inc. (c)		43	967
CIRCOR International Inc.		24	811
CNH Global NV (c)		12	366
EMCOR Group Inc. (c)		56	1,379
Franklin Electric Co. Inc.		40	1,200
Gardner Denver Inc.		44	1,942
Genesee & Wyoming Inc. - Class A (c)		61	2,092
Gibraltar Industries Inc. (c) (e)		170	2,144
Graco Inc.		68	2,176
Kennametal Inc. (e)		83	2,320
Lincoln Electric Holdings Inc.		37	2,010
Mine Safety Appliances Co.		72	2,022
Mueller Industries Inc.		87	2,323
Nordson Corp.		40	2,717
Powell Industries Inc. (c)		18	586
Roper Industries Inc.		20	1,157
Simpson Manufacturing Co. Inc.		72	1,999
SkyWest Inc.		151	2,162
Timken Co.		21	630
Trinity Industries Inc. (e)		155	3,090
Universal Forest Products Inc. (e)		72	2,790
Wabash National Corp. (c)		163	1,144
Watts Water Technologies Inc. (e)		58	1,801
			55,276
INFORMATION TECHNOLOGY - 3.5%
Benchmark Electronics Inc. (c)		165	3,424
Cohu Inc.		138	1,893
Diebold Inc.		8	237
Omnivision Technologies Inc. (c)		16	266
Rofin-Sinar Technologies Inc. (c)		70	1,583
			7,403
MATERIALS - 9.2%
Airgas Inc.		17	1,056
AptarGroup Inc.		30	1,180
Cabot Corp.		68	2,067
Gerdau AmeriSteel Corp. (c)		214	1,676
Glatfelter		75	1,080
Reliance Steel & Aluminum Co.		65	3,200
RPM International Inc.		142	3,030
Sensient Technologies Corp.		2	55
Steel Dynamics Inc.		147	2,573
United States Steel Corp. (e)		5	318
Westlake Chemical Corp. (e)		129	3,322
			19,557
UTILITIES - 2.5%
Atmos Energy Corp.		23	642
Energen Corp.		36	1,694
NV Energy Inc.		240	2,960
			5,296

Total Common Stocks (cost $171,802)			187,592

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)		$ 636	27

Total Non-U.S. Government Agency Asset-Backed Securities (cost $636)			27

SHORT TERM INVESTMENTS - 20.7%
Mutual Funds - 12.6%
JNL Money Market Fund, 0.03% (a) (h)		26,693	26,693

Securities Lending Collateral - 8.1%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)		11,142	11,142
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)		6,144	6,144
			17,286

Total Short Term Investments (cost $43,979)			43,979

Total Investments - 109.0% (cost $216,417)			231,598
Other Assets and Liabilities, Net - (9.0%)			(19,049)
Total Net Assets - 100%			$ 212,549

JNL/Goldman Sachs Core Plus Bond Fund
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (f) (s) (u)		491	$ 184

MATERIALS - 0.0%
Applied Extrusion Technologies Inc. - Class B (c) (f) (s) (u)		2	5

Total Common Stocks (cost $226)			189

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 10.3%
Adjustable Rate Mortgage Trust REMIC, 3.17%, 04/25/35 (i)		$ 364	303
American Home Mortgage Assets Trust REMIC, 1.16%, 02/25/47 (i)		3,669	1,748
Amortizing Residential Collateral Trust REMIC, 2.05%, 08/25/32 (i)		63	19
Asset Backed Securities Corp. Home Equity REMIC, 3.10%, 04/15/33 (i)		48	16
Banc of America Commercial Mortgage Inc. REMIC, 5.63%, 07/10/46		3,500	3,549
Banc of America Funding Corp. REMIC, 5.76%, 06/20/36 (i)		2,234	1,455
Banc of America Funding Corp. REMIC, 5.79%, 10/25/36 (i)		185	182
Banc of America Funding Corp. REMIC, 0.52%, 06/20/47 (i)		1,700	520
Banc of America Mortgage Securities Inc. REMIC, 4.79%, 09/25/35 (i)		1,300	1,092
BCAP LLC Trust REMIC, 0.89%, 11/25/36 (i)		485	430
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 3.06%, 04/25/34 (i)		386	347
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.14%, 11/25/34 (i)		1,101	985
Bear Stearns Alt-A Trust II REMIC, 5.90%, 09/25/47 (i)		3,014	1,735
Carrington Mortgage Loan Trust REMIC, 0.48%, 12/25/35 (i)		129	123
Chase Mortgage Finance Corp. REMIC, 4.08%, 02/25/37 (i)		499	458
CIT Mortgage Loan Trust REMIC, 1.50%, 04/30/10 (i) (s) (u)		700	302
CIT Mortgage Loan Trust REMIC, 1.68%, 09/25/24 (i) (s) (u)		1,280	506
CIT Mortgage Loan Trust REMIC, 1.25%, 10/25/37 (i) (s) (u)		923	847
Citigroup Mortgage Loan Trust Inc. REMIC, 3.53%, 12/25/35 (i)		1,710	955
College Loan Corp. Trust, 1.65%, 03/01/42 (i) (u)		1,000	850
Commercial Mortgage Asset Trust REMIC, 7.35%, 01/17/32		400	428
Conseco Financial Corp. REMIC, 7.07%, 01/15/29		200	207
Countrywide Alternative Loan Trust REMIC, 1.96%, 09/25/35 (i)		302	176
Countrywide Alternative Loan Trust REMIC, 1.84%, 11/25/47 (i)		4,628	2,325
Countrywide Asset-Backed Certificates REMIC, 1.50%, 06/25/34 (i)		198	45
Countrywide Home Equity Loan Trust REMIC, 0.45%, 05/15/36 (i) (s) (u)		1,225	287
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 3.42%, 02/19/34 (i)		526	461
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 3.53%, 11/20/34 (i)		474	389
Credit Suisse Mortgage Capital Certificates REMIC, 6.50%, 10/25/21 (s) (u)		3,112	2,050
Credit Suisse Mortgage Capital Certificates REMIC, 5.55%, 02/15/39 (i)		3,060	3,154
Credit Suisse Mortgage Capital Certificates REMIC, 5.47%, 09/15/39		6,000	5,764
Deutsche Bank Alternate Loan Trust REMIC, 4.84%, 08/25/35 (i)		768	567
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 1.39%, 03/19/46 (i)		499	212
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 1.39%, 03/19/47 (i)		499	92
Educational Secvices of America Inc., 1.10%, 07/25/23 (i) (u)		2,000	1,996
FDIC Structured Sale Guaranteed Notes REMIC, 0.80%, 02/25/48 (i) (s) (u)		1,000	1,003
First Horizon Asset Securities Inc. Pass-Through Trust REMIC, 3.01%, 07/25/33 (i)		195	188
First Union National Bank Commercial Mortgage Trust - Interest Only REMIC, 1.16%, 05/17/32 (i) (s) (u)		2,859	82
GMAC Mortgage Corp. Loan Trust REMIC, 7.00%, 09/25/37 (i)		364	211
GMAC Mortgage Corp. Loan Trust REMIC, 7.00%, 09/25/37 (i)		423	199
GSMPS Mortgage Loan Trust, 0.48%, 02/25/35 (i) (s) (u)		135	110
GSR Mortgage Loan Trust REMIC, 3.55%, 10/25/35 (i)		663	447
Harborview Mortgage Loan Trust REMIC, 0.58%, 06/20/35 (i)		1,310	992
Harborview Mortgage Loan Trust REMIC, 5.81%, 08/19/36 (i)		2,415	1,550
HFC Home Equity Loan Asset Backed Certificates REMIC, 1.44%, 11/20/36 (i)		1,780	1,615
Impac CMB Trust REMIC, 0.89%, 03/25/35 (i) (s) (u)		173	79
IndyMac Index Mortgage Loan Trust REMIC, 0.87%, 06/25/34 (i)		390	237
IndyMac Index Mortgage Loan Trust REMIC, 3.54%, 03/25/35 (i)		678	455
IndyMac Index Mortgage Loan Trust REMIC, 4.77%, 08/25/35 (i)		784	619
IndyMac Index Mortgage Loan Trust REMIC, 0.46%, 05/25/46 (i)		1,158	622
JPMorgan Chase & Co. Mortgage Funding Trust REMIC, 0.41%, 12/25/36 (i)		3,384	1,817
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.94%, 08/15/42 (i)		7,000	7,089
LB-UBS Commercial Mortgage Trust, 6.65%, 11/15/27		5,978	6,189
LB-UBS Commercial Mortgage Trust REMIC, 5.32%, 09/15/39		1,000	1,017
Lehman Mortgage Trust REMIC, 7.25%, 09/25/37		5,402	3,612
Lehman XS Trust REMIC, 0.51%, 02/25/46 (i)		2,429	1,248
Lehman XS Trust REMIC, 1.10%, 09/25/47 (i)		1,705	926
Luminent Mortgage Trust REMIC, 0.44%, 05/25/46 (i)		679	348
MASTR Adjustable Rate Mortgages Trust REMIC, 4.09%, 10/25/34 (i)		311	244
MASTR Adjustable Rate Mortgages Trust REMIC, 3.93%, 12/25/34 (i)		103	72
MASTR Adjustable Rate Mortgages Trust REMIC, 4.83%, 01/25/36 (i)		905	761
MASTR Adjustable Rate Mortgages Trust REMIC, 1.66%, 12/25/46 (i)		4,120	1,345
MASTR Seasoned Securities Trust REMIC, 4.72%, 10/25/32 (i)		364	306
Merit Securities Corp. REMIC, 1.75%, 09/28/32 (i) (s) (u)		304	251
Merrill Lynch Alternative Note Asset Trust REMIC, 0.44%, 07/25/37 (i)		851	443
Mid-State Trust, 7.34%, 07/01/35		234	232
Morgan Stanley Capital I REMIC, 5.38%, 11/14/42 (i)		1,500	1,539
Morgan Stanley Mortgage Loan Trust REMIC, 3.86%, 08/25/34 (i)		199	153
Morgan Stanley Mortgage Loan Trust REMIC, 5.06%, 03/25/36 (i)		1,850	1,137
Morgan Stanley Mortgage Loan Trust REMIC, 0.37%, 10/25/36 (i)		30	30
Residential Accredit Loans Inc. REMIC, 6.45%, 10/25/37 (i)		4,486	2,088
Residential Accredit Loans Inc. REMIC, 1.46%, 01/25/46 (i)		1,408	787
Residential Funding Mortgage Securities I Inc. REMIC, 3.97%, 08/25/35 (i)		752	484
Residential Funding Mortgage Securities I Inc. REMIC, 5.20%, 09/25/35 (i)		1,145	966
Sigma Finance, Inc. (d) (f) (u)		340	14
SLM Student Loan Trust REMIC, 0.32%, 04/25/22 (i)		4,000	3,967
Structured Adjustable Rate Mortgage Loan Trust REMIC, 2.92%, 05/25/34 (i)		682	614
Structured Adjustable Rate Mortgage Loan Trust REMIC, 2.58%, 09/25/34 (i)		280	240
Structured Adjustable Rate Mortgage Loan Trust REMIC, 2.95%, 11/25/34 (i)		1,317	1,073
Structured Asset Mortgage Investments Inc. REMIC, 3.38%, 08/25/35 (i)		117	76
Washington Mutual Mortgage Pass-Through Certificates REMIC, 3.08%, 06/25/34 (i)		884	825
Washington Mutual Mortgage Pass-Through Certificates REMIC, 5.05%, 12/25/35 (i)		1,679	1,595
Washington Mutual Mortgage Pass-Through Certificates REMIC, 5.51%, 09/25/36 (i)		1,572	1,273
Washington Mutual Mortgage Pass-Through Certificates REMIC, 0.48%, 04/25/45 (i)		189	150
Wells Fargo Alternative Loan Trust REMIC, 6.46%, 12/28/37 (i)		3,533	2,474
Wells Fargo Mortgage Backed Securities Trust REMIC, 5.13%, 04/25/36 (i)		488	440

Total Non-U.S. Government Agency Asset-Backed Securities (cost $115,774)			88,809

CORPORATE BONDS AND NOTES - 32.7%
CONSUMER DISCRETIONARY - 1.6%
CBS Corp., 8.88%, 05/15/19 (e) (l)		1,800	2,174
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13		356	413
Comcast Corp., 5.50%, 03/15/11 (e)		375	390
Comcast Holdings Corp., 10.63%, 07/15/12		875	1,027
CSC Holdings Inc., 7.63%, 04/01/11		250	261
DirecTV Holdings LLC, 5.88%, 10/01/19 (t)		825	859
DirecTV Holdings LLC, 6.35%, 03/15/40 (e) (t)		650	645
DISH DBS Corp., 6.63%, 10/01/14		575	579
Reed Elsevier Capital Inc., 8.63%, 01/15/19 (l)		1,761	2,197
Thomson Reuters Corp., 6.50%, 07/15/18		1,375	1,552
Time Warner Inc., 4.88%, 03/15/20		2,150	2,101
Whirlpool Corp., 8.00%, 05/01/12 (l)		400	440
Whirlpool Corp., 8.60%, 05/01/14 (l)		500	580
WPP Finance Co. Ltd., 8.00%, 09/15/14 (l)		778	894
			14,112
CONSUMER STAPLES - 1.3%
Anheuser-Busch InBev Worldwide Inc., 7.20%, 01/15/14 (e) (t)		850	974
Anheuser-Busch InBev Worldwide Inc., 4.13%, 01/15/15 (e)		1,750	1,801
Anheuser-Busch InBev Worldwide Inc., 7.75%, 01/15/19 (t)		2,075	2,468
BAT International Finance Plc, 9.50%, 11/15/18 (t)		1,150	1,489
CVS Caremark Corp., 5.75%, 06/01/17		975	1,051
Kraft Foods Inc., 6.13%, 08/23/18		1,125	1,226
Kraft Foods Inc., 5.38%, 02/10/20		1,200	1,220
Kraft Foods Inc., 6.50%, 02/09/40		1,025	1,062
			11,291
ENERGY - 3.3%
Canadian Natural Resources Ltd., 5.15%, 02/01/13		900	966
Chesapeake Energy Corp., 6.63%, 01/15/16 (e)		275	270
Chesapeake Energy Corp., 6.50%, 08/15/17 (e)		275	266
DCP Midstream LLC, 9.75%, 03/15/19 (t)		1,625	2,083
Dolphin Energy Ltd., 5.89%, 06/15/19 (t)		832	854
El Paso Corp., 7.88%, 06/15/12 (e)		325	344
El Paso Corp., 7.80%, 08/01/31		33	32
El Paso Corp., 7.75%, 01/15/32		515	506
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20		400	405
Energy Transfer Partners LP, 5.95%, 02/01/15 (e)		2,000	2,173
Enterprise Products Operating LLC, 6.65%, 04/15/18 (e)		1,500	1,661
Enterprise Products Operating LLC, 7.03%, 01/15/68 (i)		775	737
Gulf South Pipeline Co. LP, 6.30%, 08/15/17 (t)		1,200	1,283
Magellan Midstream Partners LP, 6.40%, 07/15/18 (e)		1,775	1,932
ONEOK Partners LP, 6.65%, 10/01/36		1,225	1,277
ONEOK Partners LP, 6.85%, 10/15/37		375	401
Petroleos Mexica, 8.00%, 05/03/19		1,940	2,275
Southern Natural Gas Co., 5.90%, 04/01/17 (e) (k) (t)		120	125
Suncor Energy Inc., 6.10%, 06/01/18		1,175	1,266
TransCanada PipeLines Ltd., 6.35%, 05/15/67 (i)		1,375	1,308
Transocean Inc., 1.50%, 12/15/37		4,325	4,222
Williams Cos. Inc., 7.88%, 09/01/21		100	118
Williams Cos. Inc., 8.75%, 03/15/32 (e) (k)		1,075	1,310
Williams Partners LP, 5.25%, 03/15/20 (e) (t)		1,050	1,052
XTO Energy Inc., 6.50%, 12/15/18		1,175	1,356
			28,222
FINANCIALS - 22.5%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (t)		5,700	5,773
African Development Bank, 1.75%, 10/01/12		7,000	7,033
Ameriprise Financial Inc., 5.30%, 03/15/20		1,450	1,467
Bank of America Corp., 5.42%, 03/15/17		1,300	1,285
Bank of Tokyo-Mitsubishi UFJ Ltd., 3.85%; 01/22/15 (t)		1,375	1,389
Chubb Corp., 6.38%, 03/29/67 (e) (i)		825	830
Citigroup Funding Inc., 1.88%, 10/22/12		16,800	16,934
Citigroup Funding Inc., 1.88%, 11/15/12 (e)		5,300	5,338
Citigroup Inc., 2.13%, 04/30/12		1,900	1,935
Citigroup Inc., 1.88%, 05/07/12		3,000	3,039
Citigroup Inc., 6.38%, 08/12/14 (e)		1,325	1,416
Citigroup Inc., 5.00%, 09/15/14		2,475	2,472
Credit Agricole SA, 8.38% (callable at 100 beginning 10/13/19) (p) (t)		750	812
Developer Diversified Realty Corp., 7.50%, 04/01/17		1,250	1,265
Dexia Credit Local, 2.75%, 01/10/14 (t)		3,100	3,127
Discover Bank, 8.70%, 11/18/19 (t)		1,325	1,451
El Paso Performance-Linked Trust, 7.75%, 07/15/11 (s) (u)		1,290	1,336
Endurance Specialty Holdings Ltd., 6.15%, 10/15/15		700	747
ENEL Finance International SA, 5.13%, 10/07/19 (t)		1,300	1,285
Fifth Third Bancorp, 0.36%, 05/17/13 (i)		1,325	1,237
First Niagara Financial Group Inc., 6.75%, 03/19/20		925	935
Ford Motor Credit Co. LLC, 5.51%, 06/15/11 (e) (i)		600	612
General Electric Capital Corp., 2.00%, 09/28/12		8,600	8,717
General Electric Capital Corp., 2.63%, 12/28/12		6,500	6,675
GMAC Inc., 6.88%, 09/15/11		3,400	3,447
GMAC Inc., 1.75%, 10/30/12		9,100	9,153
Hartford Financial Services Group Inc., 6.63%, 03/30/40		850	836
HSBC Holdings Plc, 6.80%, 06/01/38		2,650	2,842
ING Capital Funding Trust III, 8.44% (callable at 100 beginning 12/31/10) (p)		1,075	1,016
John Deere Capital Corp., 2.88%, 06/19/12 (e)		5,950	6,156
JPMorgan Chase & Co., 6.63%, 03/15/12		1,168	1,270
JPMorgan Chase & Co., 7.25%, 02/01/18		1,475	1,705
JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (p)		2,050	2,186
JPMorgan Chase Bank NA, 6.00%, 10/01/17		2,100	2,239
Kreditanstalt fuer Wiederaufbau, 1.88%, 01/14/13		5,900	5,922
Landwirtschaftliche Rentenbank, 5.25%, 07/02/12		4,500	4,873
Landwirtschaftliche Rentenbank, 4.88%, 01/10/14		6,000	6,545
LeasePlan Corp. NV, 3.00%, 05/07/12 (t)		3,400	3,513
Lloyds TSB Bank Plc., 4.38%, 01/12/15 (t)		1,500	1,479
Merrill Lynch & Co. Inc., 6.05%, 05/16/16		1,125	1,147
Merrill Lynch & Co. Inc., 6.40%, 08/28/17		700	738
Merrill Lynch & Co. Inc., 6.88%, 04/25/18		1,225	1,320
MetLife Capital Trust X, 9.25%, 04/08/38 (i) (t)		500	562
Morgan Stanley, 5.75%, 08/31/12		675	724
Morgan Stanley, 5.95%, 12/28/17		825	848
Morgan Stanley, 6.63%, 04/01/18		2,775	2,960
Morgan Stanley, 7.30%, 05/13/19		425	470
Morgan Stanley, 5.63%, 09/23/19		925	922
MUFG Capital Finance 1 Ltd., 6.35% (callable at 100 on 07/25/16) (p)		1,310	1,299
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40 (s) (u)		2,875	2,885
PNC Bank NA, 6.88%, 04/01/18 (e)		975	1,081
PNC Funding Corp., 1.88%, 06/22/11 (e)		5,300	5,362
ProLogis, 1.88%, 11/15/37		1,075	1,013
Prudential Financial Inc., 3.88%, 01/14/15		2,450	2,445
Resona Preferred Global Securities Cayman Ltd., 7.19% (callable at 100 beginning 07/30/15) (p) (t)		1,525	1,429
Royal Bank of Scotland Group Plc, 1.50%, 03/30/12 (e) (t)		7,500	7,494
Royal Bank of Scotland Plc, 2.63%, 05/11/12 (t)		2,700	2,757
Royal Bank of Scotland Plc, 4.88%, 08/25/14 (t)		1,850	1,862
Simon Property Group LP, 10.35%, 04/01/19		1,650	2,075
SLM Corp., 5.13%, 08/27/12 (e)		1,500	1,490
Swiss Re Capital I LP, 6.85% (callable at 100 on 05/25/16) (p) (t)		1,175	1,072
Transatlantic Holdings Inc., 8.00%, 11/30/39		975	996
Travelers Cos. Inc., 6.25%, 03/15/37 (i)		630	620
U.S. Bank NA, 4.38%, 02/28/17	EUR	700	949
UBS AG New Jersey-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17 Moody’s Rating Ba3) (f) (j) (s) (u)	BRL	1,620	449
Wachovia Corp., 5.50%, 05/01/13		2,925	3,159
WEA Finance LLC, 7.50%, 06/02/14 (s) (u)		475	532
WEA Finance LLC, 7.13%, 04/15/18 (t)		1,125	1,217
Wells Fargo Capital XIII, 7.70% (callable at 100 on 03/26/13) (p)		1,450	1,497
Western Corporate Federal Credit Union, 1.75%, 11/02/12		1,900	1,905
Westpac Banking Corp., 1.90%, 12/14/12 (e) (t)		4,900	4,961
Westpac Banking Corp., 4.88%, 11/19/19		2,500	2,483
White Mountains Re Group Inc., 6.38%, 03/20/17 (e) (s) (u)		1,275	1,243
ZFS Finance USA Trust I, 5.88%, 05/09/32 (e) (i) (s) (u)		1,225	1,151
ZFS Finance USA Trust I, 6.15%, 12/15/65 (i) (t)		725	707
			194,116
HEALTH CARE - 0.3%
Boston Scientific Corp., 4.50%, 01/15/15		950	910
Boston Scientific Corp., 6.00%, 01/15/20 (e)		550	520
Boston Scientific Corp., 7.00%, 11/15/35 (l)		250	225
HCA Inc., 7.88%, 02/15/20 (t)		500	523
			2,178
INFORMATION TECHNOLOGY - 0.2%
Agilent Technologies Inc., 5.50%, 09/14/15		1,925	2,064

MATERIALS - 1.3%
Anglo American Capital Plc, 9.38%, 04/08/14 (e) (t)		414	497
Anglo American Capital Plc, 9.38%, 04/08/19 (t)		625	796
ArcelorMittal, 6.13%, 06/01/18		1,375	1,443
Dow Chemical Co., 7.60%, 05/15/14 (l)		1,625	1,855
Dow Chemical Co., 5.90%, 02/15/15		750	812
Freeport-McMoRan Copper & Gold Inc., 8.38%, 04/01/17		1,800	2,002
International Paper Co., 7.95%, 06/15/18		625	730
Methanex Corp., 8.75%, 08/15/12		175	184
Owens Brockway Glass Container Inc., 8.25%, 05/15/13 (e)		375	380
Radnor Holdings Corp., 11.00%, 07/15/10 (d) (s) (u)		125	-
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25		225	197
Teck Resources Ltd., 10.75%, 05/15/19		1,425	1,746
			10,642
TELECOMMUNICATION SERVICES - 1.3%
AT&T Inc., 6.40%, 05/15/38		1,475	1,516
France Telecom SA, 7.75%, 03/01/11 (l)		1,975	2,097
Qwest Communications International Inc., 7.50%, 02/15/14		255	259
Qwest Corp., 8.88%, 03/15/12 (k)		125	137
Qwest Corp., 8.38%, 05/01/16		750	844
Sprint Capital Corp., 8.38%, 03/15/12		500	520
Telecom Italia Capital SA, 6.20%, 07/18/11		975	1,024
Telecom Italia Capital SA, 7.00%, 06/04/18		1,175	1,271
Telecom Italia Capital SA, 6.00%, 09/30/34		925	821
UBS Luxembourg SA for OJSC Vimpel Communications, 8.25%, 05/23/16		100	109
Verizon Communications Inc., 6.40%, 02/15/38 (e)		1,300	1,349
Verizon Wireless Capital LLC, 8.50%, 11/15/18		575	717
VIP Finance Ireland Ltd. for OJSC Vimpel Communications, 9.13%, 04/30/13		350	395
Windstream Corp., 8.63%, 08/01/16		180	184
			11,243
UTILITIES - 0.9%
AES Corp., 9.38%, 09/15/10		250	257
Arizona Public Service Co., 8.75%, 03/01/19		1,700	2,060
Commonwealth Edison Co. (insured by AMBAC Assurance Corp.), 5.88%, 02/01/33		550	554
FirstEnergy Corp., 7.38%, 11/15/31		420	435
Nevada Power Co., 7.13%, 03/15/19		1,175	1,323
NiSource Finance Corp., 10.75%, 03/15/16 (l)		600	763
Progress Energy Inc., 7.05%, 03/15/19		1,275	1,439
Pugent Sound Energy Inc., 6.97%, 06/01/67 (i)		675	601
			7,432

Total Corporate Bonds and Notes (cost $272,212)			281,300

GOVERNMENT AND AGENCY OBLIGATIONS - 48.4%
GOVERNMENT SECURITIES - 20.0%
Municipals - 1.2%
Missouri Higher Education Loan Authority, 1.22%, 11/26/32 (i)		2,500	2,498
State of California, 7.95%, 03/01/36		1,290	1,321
State of California, 7.63%, 03/01/40		3,475	3,618
State of California Various Purpose Bond, 7.50%, 04/01/34		1,625	1,677
State of California Various Purpose Bond, 7.55%, 04/01/39		1,325	1,370
			10,484
Sovereign - 6.8%
ANZ National International Ltd., 3.25%, 04/02/12 (t)		6,000	6,212
Farmer Mac Guaranteed Notes Trust, 5.13%, 04/19/17 (t)		2,100	2,197
Mexican Bonos, 9.00%, 12/20/12	MXN	50,390	4,386
Peru Government International Bond, 7.13%, 03/30/19		1,130	1,309
Province of Ontario, Canada, 4.10%, 06/16/14		1,100	1,175
Province of Quebec, Canada, 4.60%, 05/26/15 (e)		1,475	1,582
Qatar Government International Bond, 5.15%, 04/09/14		290	311
Qatar Government International Bond, 5.25%, 01/20/20 (t)		4,350	4,515
Republic of Argentina, 3.17%, 12/15/35 (i)		11,880	891
Republic of Indonesia, 5.88%, 03/13/20 (t)		1,900	1,971
Societe Financement de l'Economie Francaise, 3.38%, 05/05/14 (l) (t)		2,900	3,009
Societe Financement de l'Economie Francaise, 2.88%, 09/22/14 (t)		3,200	3,219
Svensk Exportkredit AB, 3.25%, 09/16/14		1,300	1,328
Swedish Housing Finance Corp., 3.13%, 03/23/12 (t)		1,100	1,133
Tennessee Valley Authority, 4.38%, 06/15/15 (e)		2,400	2,553
Tennessee Valley Authority, 5.98%, 04/01/36		1,250	1,357
United Mexican States, 6.05%, 01/11/40		1,000	998
US Central Federal Credit Union, 1.25%, 10/19/11		18,100	18,208
US Central Federal Credit Union, 1.90%, 10/19/12 (e) (t)		1,800	1,817
			58,171
Treasury Inflation Index Securities - 3.1%
U.S. Treasury Inflation Indexed Note, 0.88%, 04/15/10 (r)		14,869	15,918
U.S. Treasury Inflation Indexed Note, 2.00%, 01/15/16 (r)		2,347	2,490
U.S. Treasury Inflation Indexed Note, 2.50%, 07/15/16 (r)		3,433	3,751
U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/25 (r)		1,724	1,805
U.S. Treasury Inflation Indexed Note, 2.00%, 01/15/26 (r)		1,419	1,412
U.S. Treasury Inflation Indexed Note, 2.13%, 02/15/40 (r)		1,103	1,093
			26,469
U.S. Treasury Securities - 8.9%
U.S. Treasury Bond Strip Principal, 0.00%, 05/15/20 (j)		3,300	2,162
U.S. Treasury Bond Strip Principal, 0.00%, 08/15/20 (e) (j)		8,400	5,420
U.S. Treasury Bond Strip Principal, 0.00%, 05/15/21 (j)		900	556
U.S. Treasury Bond Strip Principal, 0.00%, 11/15/21 (j)		1,800	1,078
U.S. Treasury Bond, 4.25%, 05/15/39 (e)		1,100	1,019
U.S. Treasury Bond, 4.38%, 11/15/39		4,900	4,634
U.S. Treasury Bond, 4.63%, 02/15/40 (e)		400	394
U.S. Treasury Note, 1.00%, 08/31/11		18,000	18,083
U.S. Treasury Note, 1.38%, 03/15/13		5,900	5,865
U.S. Treasury Note, 2.38%, 03/31/15		12,300	12,265
U.S. Treasury Note, 3.00%, 09/30/16		5,800	5,746
U.S. Treasury Note, 3.00%, 02/28/17		1,300	1,280
U.S. Treasury Note, 4.00%, 08/15/18		11,100	11,434
U.S. Treasury Note, 3.75%, 11/15/18		5,700	5,743
U.S. Treasury Note, 2.75%, 02/15/19		1,400	1,299
			76,978
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 28.4%
Federal Home Loan Bank - 0.2%
Federal Home Loan Bank, 5.50%, 07/15/36 (o)		2,000	2,058

Federal Home Loan Mortgage Corp. - 8.8%
Federal Home Loan Mortgage Corp., 1.75%, 07/27/11 (o)		6,900	6,907
Federal Home Loan Mortgage Corp., 4.50%, 04/02/14		5,000	5,412
Federal Home Loan Mortgage Corp., 5.00%, 11/13/14		9,600	10,548
Federal Home Loan Mortgage Corp., 5.05%, 01/26/15		4,600	5,063
Federal Home Loan Mortgage Corp., 5.50%, 04/01/35, TBA (g)		1,000	1,056
Federal Home Loan Mortgage Corp., 6.00%, 04/01/35, TBA (g)		1,000	1,073
Federal Home Loan Mortgage Corp., 5.00%, 12/01/35		252	261
Federal Home Loan Mortgage Corp., 5.50%, 01/01/36		236	249
Federal Home Loan Mortgage Corp., 5.50%, 01/01/36		44	47
Federal Home Loan Mortgage Corp., 5.50%, 02/01/36		1	1
Federal Home Loan Mortgage Corp., 5.97%, 01/01/37 (i)		1,025	1,087
Federal Home Loan Mortgage Corp., 6.00%, 09/01/37		23	25
Federal Home Loan Mortgage Corp., 6.00%, 09/01/37		24	26
Federal Home Loan Mortgage Corp., 6.50%, 01/01/38		3,266	3,556
Federal Home Loan Mortgage Corp., 6.00%, 02/01/38		18	19
Federal Home Loan Mortgage Corp., 6.00%, 02/01/38		24	26
Federal Home Loan Mortgage Corp., 6.00%, 02/01/38		27	29
Federal Home Loan Mortgage Corp., 6.00%, 07/01/38		134	144
Federal Home Loan Mortgage Corp., 6.00%, 07/01/38		141	151
Federal Home Loan Mortgage Corp., 6.00%, 07/01/38		22	23
Federal Home Loan Mortgage Corp., 6.00%, 10/01/38		28	30
Federal Home Loan Mortgage Corp., 6.00%, 10/01/38		21	23
Federal Home Loan Mortgage Corp., 6.00%, 11/01/38		21	22
Federal Home Loan Mortgage Corp., 6.00%, 11/01/38		3,164	3,400
Federal Home Loan Mortgage Corp., 6.50%, 12/01/38		1,759	1,914
Federal Home Loan Mortgage Corp., 5.00%, 03/01/39		174	180
Federal Home Loan Mortgage Corp., 5.00%, 05/01/39		59	60
Federal Home Loan Mortgage Corp., 5.00%, 05/01/39		564	583
Federal Home Loan Mortgage Corp., 5.00%, 06/01/39		762	788
Federal Home Loan Mortgage Corp., 5.00%, 06/01/39		1,436	1,484
Federal Home Loan Mortgage Corp., 5.00%, 06/01/39		1,033	1,068
Federal Home Loan Mortgage Corp., 5.00%, 07/01/39		289	299
Federal Home Loan Mortgage Corp., 5.00%, 07/01/39		44	45
Federal Home Loan Mortgage Corp., 5.00%, 07/01/39		47	48
Federal Home Loan Mortgage Corp., 5.00%, 07/01/39		389	402
Federal Home Loan Mortgage Corp., 5.00%, 07/01/39		602	623
Federal Home Loan Mortgage Corp., 5.00%, 08/01/39		36	37
Federal Home Loan Mortgage Corp., 5.00%, 08/01/39		79	82
Federal Home Loan Mortgage Corp., 5.00%, 08/01/39		89	92
Federal Home Loan Mortgage Corp., 5.00%, 08/01/39		99	103
Federal Home Loan Mortgage Corp., 5.00%, 08/01/39		49	51
Federal Home Loan Mortgage Corp., 5.00%, 08/01/39		57	59
Federal Home Loan Mortgage Corp., 5.00%, 08/01/39		31	32
Federal Home Loan Mortgage Corp., 4.50%, 09/01/39		2,934	2,944
Federal Home Loan Mortgage Corp., 4.50%, 09/01/39		988	991
Federal Home Loan Mortgage Corp., 5.00%, 09/01/39		43	45
Federal Home Loan Mortgage Corp., 5.00%, 09/01/39		53	54
Federal Home Loan Mortgage Corp., 5.00%, 09/01/39		101	105
Federal Home Loan Mortgage Corp., 5.00%, 09/01/39		462	477
Federal Home Loan Mortgage Corp., 5.00%, 09/01/39		111	115
Federal Home Loan Mortgage Corp., 5.00%, 09/01/39		157	162
Federal Home Loan Mortgage Corp., 5.00%, 09/01/39		41	42
Federal Home Loan Mortgage Corp., 5.00%, 09/01/39		968	1,001
Federal Home Loan Mortgage Corp., 5.00%, 09/01/39		123	127
Federal Home Loan Mortgage Corp., 5.00%, 09/01/39		2,944	3,043
Federal Home Loan Mortgage Corp., 5.00%, 09/01/39		66	68
Federal Home Loan Mortgage Corp., 5.00%, 09/01/39		154	159
Federal Home Loan Mortgage Corp., 5.00%, 09/01/39		145	150
Federal Home Loan Mortgage Corp., 5.00%, 09/01/39		98	101
Federal Home Loan Mortgage Corp., 4.50%, 10/01/39		99	99
Federal Home Loan Mortgage Corp., 4.50%, 10/01/39		198	199
Federal Home Loan Mortgage Corp., 5.00%, 10/01/39		1,186	1,226
Federal Home Loan Mortgage Corp., 5.00%, 10/01/39		1,478	1,528
Federal Home Loan Mortgage Corp., 5.00%, 10/01/39		161	167
Federal Home Loan Mortgage Corp., 5.00%, 10/01/39		144	149
Federal Home Loan Mortgage Corp., 5.00%, 10/01/39		687	710
Federal Home Loan Mortgage Corp., 5.00%, 11/01/39		1,579	1,632
Federal Home Loan Mortgage Corp., 5.00%, 11/01/39		4,927	5,094
Federal Home Loan Mortgage Corp., 5.00%, 11/01/39		1,322	1,366
Federal Home Loan Mortgage Corp., 5.00%, 12/01/39		451	467
Federal Home Loan Mortgage Corp., 5.00%, 12/01/39		4,746	4,906
Federal Home Loan Mortgage Corp., 5.00%, 01/01/40		134	139
Federal Home Loan Mortgage Corp., 5.00%, 01/01/40		87	90
Federal Home Loan Mortgage Corp., 5.00%, 01/01/40		612	632
Federal Home Loan Mortgage Corp. REMIC, 1,156.50%, 06/15/21 (s) (u)		-	1
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 08/15/35 (0.00% until LIBOR reaches 6.50%) (s) (u)		8	8
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 09/15/35 (0.00% until LIBOR reaches 7.00%) (i) (s) (u)		356	309
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 04/15/37 (0.00% until LIBOR reaches 6.75%) (i) (s) (u)		133	129
			75,563
Federal National Mortgage Association - 17.0%
Federal National Mortgage Association, 5.00%, 01/01/18		523	558
Federal National Mortgage Association, 5.00%, 02/01/18		566	604
Federal National Mortgage Association, 5.00%, 02/01/18		371	396
Federal National Mortgage Association, 5.00%, 03/01/18		715	762
Federal National Mortgage Association, 5.00%, 04/01/18		553	590
Federal National Mortgage Association, 5.00%, 05/01/18		620	661
Federal National Mortgage Association, 4.50%, 07/01/18		239	251
Federal National Mortgage Association, 4.50%, 07/01/18		203	213
Federal National Mortgage Association, 4.50%, 07/01/18		267	282
Federal National Mortgage Association, 4.50%, 09/01/18		445	469
Federal National Mortgage Association, 4.50%, 09/01/18		289	304
Federal National Mortgage Association, 4.50%, 09/01/18		449	472
Federal National Mortgage Association, 4.50%, 09/01/18		216	227
Federal National Mortgage Association, 4.50%, 09/01/18		173	183
Federal National Mortgage Association, 5.00%, 06/01/18		455	486
Federal National Mortgage Association, 5.00%, 06/01/18		587	626
Federal National Mortgage Association, 5.00%, 06/01/18		597	638
Federal National Mortgage Association, 5.00%, 06/01/18		685	731
Federal National Mortgage Association, 5.00%, 06/01/18		692	739
Federal National Mortgage Association, 5.00%, 06/01/18		538	574
Federal National Mortgage Association, 5.00%, 06/01/18		661	705
Federal National Mortgage Association, 5.00%, 06/01/18		701	749
Federal National Mortgage Association, 4.50%, 09/01/18		194	205
Federal National Mortgage Association, 5.00%, 07/01/18		512	546
Federal National Mortgage Association, 4.50%, 07/01/18		299	315
Federal National Mortgage Association, 4.50%, 09/01/18		211	222
Federal National Mortgage Association, 5.00%, 09/01/18		451	481
Federal National Mortgage Association, 5.00%, 09/01/18		708	756
Federal National Mortgage Association, 4.50%, 09/01/18		255	268
Federal National Mortgage Association, 4.50%, 10/10/18		210	222
Federal National Mortgage Association, 5.00%, 10/01/18		644	687
Federal National Mortgage Association, 5.00%, 10/01/18		505	539
Federal National Mortgage Association, 5.00%, 10/01/18		462	493
Federal National Mortgage Association, 4.50%, 10/10/18		171	180
Federal National Mortgage Association, 4.50%, 10/10/18		220	232
Federal National Mortgage Association, 4.50%, 11/01/18		227	238
Federal National Mortgage Association, 5.00%, 11/01/18		717	766
Federal National Mortgage Association, 5.00%, 11/01/18		625	667
Federal National Mortgage Association, 5.00%, 11/01/18		545	582
Federal National Mortgage Association, 5.00%, 11/01/18		526	562
Federal National Mortgage Association, 5.00%, 11/01/18		518	552
Federal National Mortgage Association, 5.00%, 12/01/18		464	495
Federal National Mortgage Association, 5.00%, 12/01/18		243	259
Federal National Mortgage Association, 5.00%, 12/01/18		438	468
Federal National Mortgage Association, 5.00%, 12/01/18		502	535
Federal National Mortgage Association, 5.00%, 01/01/19		582	621
Federal National Mortgage Association, 5.00%, 01/01/19		766	818
Federal National Mortgage Association, 5.00%, 02/01/19		545	580
Federal National Mortgage Association, 6.50%, 02/01/19		2	2
Federal National Mortgage Association, 5.00%, 03/01/19		658	703
Federal National Mortgage Association, 5.00%, 03/01/19		506	539
Federal National Mortgage Association, 4.50%, 05/01/19		227	238
Federal National Mortgage Association, 5.00%, 04/01/19		472	503
Federal National Mortgage Association, 5.00%, 04/01/19		471	502
Federal National Mortgage Association, 5.00%, 04/01/19		479	511
Federal National Mortgage Association, 5.00%, 04/01/19		515	549
Federal National Mortgage Association, 4.50%, 05/01/19		89	94
Federal National Mortgage Association, 4.50%, 05/01/19		235	248
Federal National Mortgage Association, 4.50%, 05/01/19		225	237
Federal National Mortgage Association, 4.50%, 05/01/19		225	237
Federal National Mortgage Association, 4.50%, 05/01/19		287	302
Federal National Mortgage Association, 4.50%, 05/01/19		299	314
Federal National Mortgage Association, 4.50%, 05/01/19		329	347
Federal National Mortgage Association, 4.50%, 05/01/19		193	203
Federal National Mortgage Association, 4.50%, 05/01/19		183	193
Federal National Mortgage Association, 4.50%, 05/01/19		243	256
Federal National Mortgage Association, 4.50%, 05/01/19		233	245
Federal National Mortgage Association, 5.00%, 05/01/19		587	625
Federal National Mortgage Association, 6.00%, 09/01/19		1,113	1,205
Federal National Mortgage Association, 0.00%, 10/09/19 (j)		350	205
Federal National Mortgage Association, 6.00%, 12/01/20		1,382	1,496
Federal National Mortgage Association, 6.00%, 11/01/21		441	477
Federal National Mortgage Association, 6.00%, 12/01/21		28	30
Federal National Mortgage Association, 6.00%, 02/01/23		513	555
Federal National Mortgage Association, 5.50%, 09/01/23		1,125	1,204
Federal National Mortgage Association, 5.50%, 09/01/23		1,498	1,604
Federal National Mortgage Association, 5.50%, 10/01/23		481	515
Federal National Mortgage Association, 6.00%, 12/01/23		93	100
Federal National Mortgage Association, 5.50%, 04/01/29		1	1
Federal National Mortgage Association, 8.00%, 08/01/29		2	2
Federal National Mortgage Association, 8.00%, 04/01/30		7	8
Federal National Mortgage Association, 8.00%, 07/01/30		12	14
Federal National Mortgage Association, 8.00%, 08/01/30		3	4
Federal National Mortgage Association, 8.00%, 10/01/30		48	56
Federal National Mortgage Association, 8.00%, 01/01/31		14	16
Federal National Mortgage Association, 8.00%, 01/01/31		13	15
Federal National Mortgage Association, 8.00%, 02/01/31		6	7
Federal National Mortgage Association, 6.00%, 03/01/32		-	1
Federal National Mortgage Association, 6.00%, 07/01/32		12	13
Federal National Mortgage Association, 7.00%, 07/01/32		18	20
Federal National Mortgage Association, 5.50%, 04/01/33		2,755	2,923
Federal National Mortgage Association, 6.00%, 05/01/33		31	33
Federal National Mortgage Association, 5.00%, 07/01/33		8	9
Federal National Mortgage Association, 5.50%, 07/01/33		10	11
Federal National Mortgage Association, 5.00%, 08/01/33		13	13
Federal National Mortgage Association, 5.00%, 08/01/33		37	38
Federal National Mortgage Association, 5.00%, 08/01/33		139	145
Federal National Mortgage Association, 5.00%, 09/01/33		10	11
Federal National Mortgage Association, 5.50%, 09/01/33		16	17
Federal National Mortgage Association, 5.00%, 11/01/33		12	12
Federal National Mortgage Association, 5.50%, 12/01/33		10	11
Federal National Mortgage Association, 6.00%, 12/01/33		18	20
Federal National Mortgage Association, 5.00%, 01/01/34		12	12
Federal National Mortgage Association, 5.50%, 02/01/34		20	21
Federal National Mortgage Association, 5.50%, 04/01/34		3	3
Federal National Mortgage Association, 5.50%, 05/01/34		42	45
Federal National Mortgage Association, 5.50%, 06/01/34		-	1
Federal National Mortgage Association, 5.50%, 08/01/34		31	33
Federal National Mortgage Association, 5.50%, 10/01/34		2	2
Federal National Mortgage Association, 5.50%, 12/01/34		210	223
Federal National Mortgage Association, 6.00%, 12/01/34		5	5
Federal National Mortgage Association, 6.00%, 02/01/35		140	151
Federal National Mortgage Association, 5.00%, 03/01/35		17	18
Federal National Mortgage Association, 5.00%, 04/01/35		25	26
Federal National Mortgage Association, 5.50%, 04/01/35		71	75
Federal National Mortgage Association, 6.00%, 04/01/35		21	22
Federal National Mortgage Association, 6.00%, 04/01/35		1,072	1,164
Federal National Mortgage Association, 5.00%, 05/01/35		15	15
Federal National Mortgage Association, 5.00%, 06/01/35		286	296
Federal National Mortgage Association, 5.00%, 07/01/35		21	22
Federal National Mortgage Association, 5.00%, 07/01/35		25	25
Federal National Mortgage Association, 5.00%, 07/01/35		25	26
Federal National Mortgage Association, 5.00%, 07/01/35		23	23
Federal National Mortgage Association, 5.00%, 07/01/35		21	22
Federal National Mortgage Association, 5.00%, 07/01/35		88	91
Federal National Mortgage Association, 5.50%, 07/01/35		57	60
Federal National Mortgage Association, 5.50%, 07/01/35		1	1
Federal National Mortgage Association, 6.00%, 07/01/35		161	173
Federal National Mortgage Association, 5.00%, 08/01/35		17	18
Federal National Mortgage Association, 5.00%, 08/01/35		16	16
Federal National Mortgage Association, 5.00%, 08/01/35		26	27
Federal National Mortgage Association, 5.00%, 08/01/35		25	26
Federal National Mortgage Association, 5.50%, 08/01/35		3	3
Federal National Mortgage Association, 6.00%, 08/01/35		2	2
Federal National Mortgage Association, 6.00%, 08/01/35		143	153
Federal National Mortgage Association, 5.00%, 09/01/35		20	21
Federal National Mortgage Association, 5.00%, 09/01/35		28	29
Federal National Mortgage Association, 5.00%, 09/01/35		215	223
Federal National Mortgage Association, 5.00%, 09/01/35		24	25
Federal National Mortgage Association, 5.00%, 09/01/35		26	27
Federal National Mortgage Association, 5.00%, 09/01/35		27	28
Federal National Mortgage Association, 5.00%, 09/01/35		24	25
Federal National Mortgage Association, 5.00%, 09/01/35		634	656
Federal National Mortgage Association, 5.00%, 09/01/35		182	188
Federal National Mortgage Association, 5.00%, 09/01/35		29	30
Federal National Mortgage Association, 5.50%, 09/01/35		26	28
Federal National Mortgage Association, 5.00%, 10/01/35		25	26
Federal National Mortgage Association, 5.00%, 10/01/35		26	27
Federal National Mortgage Association, 2.42%, 11/01/35 (i)		189	193
Federal National Mortgage Association, 5.00%, 11/01/35		30	31
Federal National Mortgage Association, 5.00%, 11/01/35		19	19
Federal National Mortgage Association, 6.00%, 11/01/35		131	140
Federal National Mortgage Association, 6.00%, 11/01/35		111	119
Federal National Mortgage Association, 6.00%, 11/01/35		270	289
Federal National Mortgage Association, 5.50%, 12/01/35		16	17
Federal National Mortgage Association, 6.00%, 01/01/36		484	518
Federal National Mortgage Association, 5.00%, 02/01/36		336	348
Federal National Mortgage Association, 5.50%, 02/01/36		1	1
Federal National Mortgage Association, 6.00%, 02/01/36		43	46
Federal National Mortgage Association, 6.00%, 03/01/36		93	99
Federal National Mortgage Association, 6.00%, 03/01/36		52	56
Federal National Mortgage Association, 6.00%, 03/01/36		1	2
Federal National Mortgage Association, 6.00%, 04/01/36		114	122
Federal National Mortgage Association, 2.79%, 05/01/36 (i)		1,088	1,136
Federal National Mortgage Association, 2.93%, 05/01/36 (i)		1,212	1,266
Federal National Mortgage Association, 6.00%, 05/11/36, TBA (g)		28,000	29,872
Federal National Mortgage Association, 6.50%, 05/11/36, TBA (g)		7,000	7,564
Federal National Mortgage Association, 6.00%, 06/01/36		49	53
Federal National Mortgage Association, 6.50%, 06/01/36, TBA (g)		3,000	3,232
Federal National Mortgage Association, 2.83%, 07/01/36 (i)		1,160	1,212
Federal National Mortgage Association, 5.00%, 07/01/36		29	30
Federal National Mortgage Association, 2.93%, 08/01/36 (i)		1,205	1,259
Federal National Mortgage Association, 2.79%, 09/01/36 (i)		1,198	1,257
Federal National Mortgage Association, 5.50%, 02/01/37		3	3
Federal National Mortgage Association, 5.50%, 04/01/37		6	6
Federal National Mortgage Association, 5.50%, 04/01/37		1	1
Federal National Mortgage Association, 5.50%, 04/01/37		67	71
Federal National Mortgage Association, 5.50%, 05/01/37		6	7
Federal National Mortgage Association, 5.50%, 06/01/37		2	2
Federal National Mortgage Association, 6.00%, 06/01/37		45	48
Federal National Mortgage Association, 6.00%, 10/01/37		16	17
Federal National Mortgage Association, 6.00%, 11/01/37		17	19
Federal National Mortgage Association, 5.50%, 12/01/37		1	1
Federal National Mortgage Association, 6.00%, 12/01/37		85	91
Federal National Mortgage Association, 5.50%, 02/01/38		2	2
Federal National Mortgage Association, 6.00%, 02/01/38		136	144
Federal National Mortgage Association, 5.50%, 03/01/38		16	17
Federal National Mortgage Association, 5.50%, 03/01/38		6	6
Federal National Mortgage Association, 5.50%, 03/01/38		7	7
Federal National Mortgage Association, 6.00%, 03/01/38		85	90
Federal National Mortgage Association, 5.50%, 04/01/38		103	108
Federal National Mortgage Association, 5.50%, 05/01/38		2	3
Federal National Mortgage Association, 5.50%, 05/01/38		27	28
Federal National Mortgage Association, 5.50%, 05/01/38		1	1
Federal National Mortgage Association, 6.00%, 05/01/38		42	45
Federal National Mortgage Association, 5.50%, 06/01/38		5	5
Federal National Mortgage Association, 5.50%, 06/01/38		3	3
Federal National Mortgage Association, 6.00%, 06/01/38		24	26
Federal National Mortgage Association, 6.00%, 06/01/38		37	39
Federal National Mortgage Association, 5.50%, 07/01/38		1	1
Federal National Mortgage Association, 5.50%, 07/01/38		8	8
Federal National Mortgage Association, 6.00%, 07/01/38		83	88
Federal National Mortgage Association, 5.50%, 08/01/38		4	4
Federal National Mortgage Association, 5.50%, 08/01/38		7	7
Federal National Mortgage Association, 6.00%, 08/01/38		34	37
Federal National Mortgage Association, 5.50%, 09/01/38		7	7
Federal National Mortgage Association, 6.00%, 10/01/38		29	31
Federal National Mortgage Association, 6.00%, 11/01/38		29	31
Federal National Mortgage Association, 5.50%, 12/01/38		3	4
Federal National Mortgage Association, 5.00%, 02/01/39		53	55
Federal National Mortgage Association, 5.00%, 02/01/39		42	44
Federal National Mortgage Association, 5.00%, 02/01/39		175	181
Federal National Mortgage Association, 5.00%, 02/01/39		37	38
Federal National Mortgage Association, 5.50%, 02/01/39		46	49
Federal National Mortgage Association, 4.50%, 03/01/39		148	148
Federal National Mortgage Association, 4.50%, 03/01/39		179	180
Federal National Mortgage Association, 4.50%, 03/01/39		84	84
Federal National Mortgage Association, 5.00%, 03/01/39		182	188
Federal National Mortgage Association, 5.00%, 03/01/39		39	41
Federal National Mortgage Association, 4.50%, 04/01/39		174	174
Federal National Mortgage Association, 5.00%, 04/01/39		47	49
Federal National Mortgage Association, 5.00%, 04/01/39		25	25
Federal National Mortgage Association, 4.50%, 05/01/39		213	213
Federal National Mortgage Association, 4.50%, 05/01/39		37	37
Federal National Mortgage Association, 5.00%, 05/01/39		152	157
Federal National Mortgage Association, 5.00%, 05/01/39		90	93
Federal National Mortgage Association, 5.00%, 05/01/39		97	100
Federal National Mortgage Association, 5.00%, 05/01/39		30	31
Federal National Mortgage Association, 5.00%, 05/01/39		72	75
Federal National Mortgage Association, 5.00%, 05/01/39		48	50
Federal National Mortgage Association, 5.00%, 05/01/39		38	39
Federal National Mortgage Association, 5.00%, 05/01/39		95	98
Federal National Mortgage Association, 5.00%, 05/01/39		63	65
Federal National Mortgage Association, 5.00%, 05/01/39		82	85
Federal National Mortgage Association, 5.00%, 05/01/39		53	54
Federal National Mortgage Association, 5.00%, 05/01/39		97	100
Federal National Mortgage Association, 5.00%, 05/01/39		27	28
Federal National Mortgage Association, 5.00%, 05/01/39		53	55
Federal National Mortgage Association, 4.50%, 06/01/39		75	76
Federal National Mortgage Association, 4.50%, 06/01/39		36	36
Federal National Mortgage Association, 4.50%, 06/01/39		74	74
Federal National Mortgage Association, 5.00%, 06/01/39		54	56
Federal National Mortgage Association, 5.00%, 06/01/39		127	131
Federal National Mortgage Association, 5.00%, 06/01/39		51	53
Federal National Mortgage Association, 5.00%, 06/01/39		4,881	5,042
Federal National Mortgage Association, 4.50%, 07/01/39		36	36
Federal National Mortgage Association, 4.50%, 07/01/39		56	57
Federal National Mortgage Association, 4.50%, 07/01/39		63	64
Federal National Mortgage Association, 4.50%, 07/01/39		67	67
Federal National Mortgage Association, 5.00%, 07/01/39		97	101
Federal National Mortgage Association, 5.00%, 07/01/39		62	64
Federal National Mortgage Association, 5.00%, 07/01/39		36	37
Federal National Mortgage Association, 5.00%, 07/01/39		64	66
Federal National Mortgage Association, 5.00%, 07/01/39		50	52
Federal National Mortgage Association, 5.00%, 07/01/39		49	51
Federal National Mortgage Association, 5.00%, 07/01/39		95	98
Federal National Mortgage Association, 5.00%, 07/01/39		48	49
Federal National Mortgage Association, 5.00%, 07/01/39		96	99
Federal National Mortgage Association, 5.00%, 07/01/39		99	102
Federal National Mortgage Association, 5.00%, 07/01/39		39	40
Federal National Mortgage Association, 5.00%, 07/01/39		48	49
Federal National Mortgage Association, 4.50%, 08/01/39		40	41
Federal National Mortgage Association, 4.50%, 08/01/39		97	97
Federal National Mortgage Association, 4.50%, 08/01/39		35	35
Federal National Mortgage Association, 4.50%, 08/01/39		48	48
Federal National Mortgage Association, 4.50%, 08/01/39		36	36
Federal National Mortgage Association, 4.50%, 08/01/39		42	42
Federal National Mortgage Association, 4.50%, 08/01/39		51	51
Federal National Mortgage Association, 4.50%, 08/01/39		66	66
Federal National Mortgage Association, 5.00%, 08/01/39		57	58
Federal National Mortgage Association, 5.00%, 08/01/39		1,948	2,012
Federal National Mortgage Association, 5.00%, 08/01/39		160	165
Federal National Mortgage Association, 5.00%, 08/01/39		30	31
Federal National Mortgage Association, 5.00%, 08/01/39		972	1,004
Federal National Mortgage Association, 5.00%, 08/01/39		49	51
Federal National Mortgage Association, 5.00%, 08/01/39		51	53
Federal National Mortgage Association, 5.00%, 08/01/39		207	213
Federal National Mortgage Association, 5.00%, 08/01/39		46	48
Federal National Mortgage Association, 5.00%, 08/01/39		42	43
Federal National Mortgage Association, 5.00%, 08/01/39		57	59
Federal National Mortgage Association, 5.00%, 08/01/39		22	23
Federal National Mortgage Association, 4.50%, 09/01/39		392	393
Federal National Mortgage Association, 5.00%, 09/01/39		835	863
Federal National Mortgage Association, 5.00%, 09/01/39		66	68
Federal National Mortgage Association, 5.00%, 09/01/39		2,007	2,073
Federal National Mortgage Association, 5.00%, 09/01/39		111	115
Federal National Mortgage Association, 5.00%, 09/01/39		840	868
Federal National Mortgage Association, 5.00%, 09/01/39		42	43
Federal National Mortgage Association, 5.00%, 09/01/39		23	24
Federal National Mortgage Association, 4.50%, 10/01/39		693	695
Federal National Mortgage Association, 4.50%, 10/01/39		294	295
Federal National Mortgage Association, 4.50%, 10/01/39		691	693
Federal National Mortgage Association, 5.00%, 10/01/39		77	80
Federal National Mortgage Association, 5.00%, 10/01/39		391	404
Federal National Mortgage Association, 5.00%, 10/01/39		591	611
Federal National Mortgage Association, 5.00%, 10/01/39		78	80
Federal National Mortgage Association, 5.00%, 10/01/39		97	101
Federal National Mortgage Association, 5.00%, 10/01/39		689	712
Federal National Mortgage Association, 5.00%, 10/01/39		99	102
Federal National Mortgage Association, 5.00%, 10/01/39		925	955
Federal National Mortgage Association, 5.00%, 10/01/39		580	599
Federal National Mortgage Association, 5.00%, 10/01/39		2,073	2,141
Federal National Mortgage Association, 5.00%, 10/01/39		984	1,017
Federal National Mortgage Association, 4.50%, 11/01/39		159	160
Federal National Mortgage Association, 5.00%, 11/01/39		691	714
Federal National Mortgage Association, 5.00%, 11/01/39		140	145
Federal National Mortgage Association, 5.00%, 11/01/39		113	117
Federal National Mortgage Association, 4.50%, 12/01/39		1,464	1,470
Federal National Mortgage Association, 4.50%, 12/01/39		55	55
Federal National Mortgage Association, 5.00%, 12/01/39		286	295
Federal National Mortgage Association, 5.00%, 12/01/39		63	65
Federal National Mortgage Association, 5.00%, 12/01/39		441	455
Federal National Mortgage Association, 4.50%, 01/01/40		89	89
Federal National Mortgage Association, 4.50%, 01/01/40		299	300
Federal National Mortgage Association, 4.50%, 01/01/40		199	200
Federal National Mortgage Association, 4.50%, 01/01/40		108	108
Federal National Mortgage Association, 4.50%, 01/01/40		297	298
Federal National Mortgage Association, 4.50%, 01/01/40		199	200
Federal National Mortgage Association, 4.50%, 01/01/40		40	41
Federal National Mortgage Association, 5.00%, 01/01/40		179	185
Federal National Mortgage Association, 5.00%, 01/01/40		101	104
Federal National Mortgage Association, 5.00%, 01/01/40		4,281	4,421
Federal National Mortgage Association, 5.00%, 01/01/40		5,863	6,056
Federal National Mortgage Association, 4.50%, 02/01/40		47	47
Federal National Mortgage Association, 4.50%, 02/01/40		42	42
Federal National Mortgage Association, 5.00%, 02/01/40		114	118
Federal National Mortgage Association, 5.00%, 02/01/40		64	66
Federal National Mortgage Association, 6.00%, 03/01/40		486	517
Federal National Mortgage Association, 6.00%, 12/31/49		233	251
Federal National Mortgage Association REMIC, 10.40%, 04/25/19		1	1
Federal National Mortgage Association REMIC, 0.00%, 05/25/35 (0.00% until LIBOR reaches 7.00%) (i) (s) (u)		85	83
Federal National Mortgage Association REMIC, 0.00%, 09/25/36 (0.00% until LIBOR reaches 7.00%) (i) (s) (u)		139	136
Federal National Mortgage Association REMIC, 1.09%, 04/25/48 (i)		4,026	4,035
Federal National Mortgage Association REMIC, 1.19%, 07/25/48 (i)		4,287	4,274
			146,362
Government National Mortgage Association - 2.4%
Government National Mortgage Association, 6.00%, 06/15/34		113	121
Government National Mortgage Association, 6.00%, 10/15/38		181	195
Government National Mortgage Association, 6.00%, 10/15/38		33	35
Government National Mortgage Association, 6.00%, 11/15/38		61	65
Government National Mortgage Association, 6.00%, 11/15/38		67	72
Government National Mortgage Association, 6.00%, 12/15/38		20	22
Government National Mortgage Association, 6.00%, 12/15/38		25	27
Government National Mortgage Association, 6.00%, 12/15/38		35	37
Government National Mortgage Association, 6.00%, 12/15/38		110	118
Government National Mortgage Association, 6.00%, 01/15/39		21	22
Government National Mortgage Association, 6.00%, 01/15/39		40	43
Government National Mortgage Association, 6.00%, 01/15/39		24	26
Government National Mortgage Association, 6.00%, 01/15/39		90	97
Government National Mortgage Association, 6.00%, 01/15/39		51	55
Government National Mortgage Association, 6.00%, 01/15/39		39	42
Government National Mortgage Association, 6.00%, 01/15/39		94	101
Government National Mortgage Association, 6.00%, 01/15/39		37	39
Government National Mortgage Association, 6.00%, 01/15/39		99	106
Government National Mortgage Association, 5.00%, 04/15/39		144	150
Government National Mortgage Association, 5.00%, 04/15/39		109	114
Government National Mortgage Association, 5.00%, 04/15/39		764	795
Government National Mortgage Association, 5.00%, 04/15/39		29	31
Government National Mortgage Association, 5.00%, 04/15/39		24	25
Government National Mortgage Association, 5.00%, 05/15/39		929	968
Government National Mortgage Association, 5.00%, 05/15/39		68	70
Government National Mortgage Association, 5.00%, 05/15/39		55	58
Government National Mortgage Association, 5.00%, 05/15/39		24	25
Government National Mortgage Association, 5.00%, 05/15/39		45	47
Government National Mortgage Association, 5.00%, 05/15/39		38	39
Government National Mortgage Association, 5.00%, 05/15/39		42	43
Government National Mortgage Association, 5.00%, 05/15/39		153	160
Government National Mortgage Association, 5.00%, 05/15/39		73	76
Government National Mortgage Association, 5.00%, 05/15/39		766	798
Government National Mortgage Association, 5.00%, 05/15/39		110	115
Government National Mortgage Association, 5.00%, 05/15/39		283	295
Government National Mortgage Association, 5.00%, 05/15/39		678	706
Government National Mortgage Association, 5.00%, 05/15/39		193	201
Government National Mortgage Association, 5.00%, 05/15/39		60	62
Government National Mortgage Association, 5.00%, 05/15/39		61	64
Government National Mortgage Association, 5.00%, 05/15/39		58	60
Government National Mortgage Association, 5.00%, 05/15/39		298	310
Government National Mortgage Association, 5.00%, 05/15/39		62	65
Government National Mortgage Association, 5.00%, 05/15/39		162	169
Government National Mortgage Association, 4.50%, 06/15/39		195	198
Government National Mortgage Association, 4.50%, 06/15/39		295	299
Government National Mortgage Association, 5.00%, 06/15/39		274	286
Government National Mortgage Association, 5.00%, 06/15/39		61	64
Government National Mortgage Association, 5.00%, 06/15/39		460	479
Government National Mortgage Association, 5.00%, 06/15/39		168	175
Government National Mortgage Association, 5.00%, 06/15/39		656	683
Government National Mortgage Association, 5.00%, 06/15/39		262	273
Government National Mortgage Association, 5.00%, 06/15/39		1,248	1,300
Government National Mortgage Association, 5.00%, 06/15/39		84	87
Government National Mortgage Association, 5.00%, 06/15/39		164	171
Government National Mortgage Association, 5.00%, 07/15/39		964	1,004
Government National Mortgage Association, 5.00%, 07/15/39		25	26
Government National Mortgage Association, 5.00%, 07/15/39		94	98
Government National Mortgage Association, 5.00%, 07/15/39		99	103
Government National Mortgage Association, 4.50%, 09/15/39		390	396
Government National Mortgage Association, 5.00%, 09/15/39		23	24
Government National Mortgage Association, 5.00%, 09/15/39		279	291
Government National Mortgage Association, 5.00%, 09/15/39		80	83
Government National Mortgage Association, 5.00%, 09/15/39		224	233
Government National Mortgage Association, 5.00%, 09/15/39		55	58
Government National Mortgage Association, 5.00%, 09/15/39		1,968	2,050
Government National Mortgage Association, 5.00%, 09/15/39		587	611
Government National Mortgage Association, 5.00%, 09/15/39		321	335
Government National Mortgage Association, 4.50%, 10/15/39		197	200
Government National Mortgage Association, 4.50%, 10/15/39		98	100
Government National Mortgage Association, 4.50%, 10/15/39		99	101
Government National Mortgage Association, 5.00%, 10/15/39		691	720
Government National Mortgage Association, 5.00%, 10/15/39		296	309
Government National Mortgage Association, 5.00%, 10/15/39		496	516
Government National Mortgage Association, 5.00%, 10/15/39		1,177	1,227
Government National Mortgage Association, 5.00%, 10/15/39		296	308
Government National Mortgage Association, 5.00%, 10/15/39		494	514
Government National Mortgage Association, 5.00%, 10/15/39		198	206
Government National Mortgage Association, 5.00%, 10/15/39		496	517
			20,714

Total Government and Agency Obligations (cost $410,948)			416,799

SHORT TERM INVESTMENTS - 18.0%
Mutual Funds - 12.8%
JNL Money Market Fund, 0.03% (a) (h)		109,910	109,910

Securities Lending Collateral - 5.2%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)		41,057	41,057
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)		3,847	3,847
			44,904

Total Short Term Investments (cost $154,814)			154,814

Total Investments - 109.4% (cost $953,974)			941,911
Other Assets and Liabilities, Net - (9.4%)			(80,658)
Total Net Assets - 100%			$ 861,253

JNL/Goldman Sachs Emerging Markets Debt Fund
CORPORATE BONDS AND NOTES - 9.4%
FINANCIALS - 9.4%
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody's rating Ba2) (f)	IDR	32,000,000	$ 3,841
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody's rating Ba2) (f)	IDR	50,000,000	6,002
Deutsche Bank AG Credit Linked Note, (Indonesia Government, 10.75%, 05/15/16, Moody rating Ba2) (f)	IDR	20,500,000	2,583
Hongkong & Shanghai Banking Corp.-Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody rating Ba2) (f)	IDR	91,000,000	11,049
Hongkong & Shanghai Banking Corp.-Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody's rating Ba2) (f)	IDR	65,000,000	7,820
JPMorgan Chase & Co., 6.00%, 10/10/12 (f)	PHP	40,000	892
JPMorgan Chase & Co. Credit Linked Note, (Indonesia Government, 10.00%, 07/15/17, Moody's rating Ba2) (f)	IDR	62,100,000	7,287
Red Arrow International Leasing Plc, 8.38%, 06/30/12	RUB	36,770	1,258

Total Corporate Bonds and Notes (cost $38,447)			40,732

GOVERNMENT AND AGENCY OBLIGATIONS - 69.7%
GOVERNMENT SECURITIES - 69.8%
Sovereign - 65.8%
Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/17	BRL	65,265	33,877
Colombia Government International Bond, 9.85%, 06/28/27	COP	25,200,000	15,401
Egypt Government Bond, 8.75%, 07/18/12	EGP	5,000	919
Hungary Government Bond, 8.00%, 02/12/15	HUF	3,615,000	19,740
Israel Government International Bond, 7.00%, 04/29/11	ILS	57,300	17,272
Malaysia Government Bond, 3.74%, 02/27/15	MYR	48,100	14,766
Mexican Bonos, 10.00%, 12/05/24	MXN	205,589	19,583
Nota Do Tesouro Nacional, Index Linked, 6.00%, 05/15/15	BRL	4,769	5,138
Peru Government International Bond, 9.91%, 05/05/15	PEN	10,166	4,491
Peru Government International Bond, 8.20%, 08/12/26	PEN	9,397	3,870
Poland Government Bond, 1.49%, 07/25/12	PLN	65,350	20,585
Poland Government Bond, 5.25%, 04/25/13	PLN	85,475	30,458
Repbulic of Argentina, 2.84%, 12/15/35 (i)	EUR	15,900	1,418
Republic of Argentina, 3.72%, 12/15/35 (i)	ARS	121,000	2,075
Republic of South Africa Government Bond, 13.50%, 09/15/15	ZAR	119,560	20,364
Thailand Government Bond, 3.63%, 05/22/15	THB	783,700	24,345
Thailand Government Bond, 4.13%, 11/18/16	THB	230,000	7,277
Turkey Government Bond, 11.00%, 08/06/14	TRY	18,275	12,320
Turkey Government International Bond, 16.00%, 03/07/12	TRY	43,800	32,451
			286,350
Treasury Inflation Index Securities - 3.9%
Mexican Udibonos Inflation Indexed Bond, 4.00%, 11/15/40 (f) (r)	MXN	50,600	4,022
Poland Government Inflation Indexed Bond, 3.00%, 08/24/16 (r)	PLN	4,158	1,439
Republic of Turkey Inflation Indexed Note, 10.00%, 02/15/12 (r)	TRY	5,699	4,338
Uruguay Government International Inflation Index Bond, 5.00%, 09/14/18 (r)	UYU	124,503	6,791
Uruguay Government International Inflation Index Bond, 3.70%, 06/26/37 (r)	UYU	11,930	576
			17,166

Total Government and Agency Obligations (cost $292,569)			303,516

SHORT TERM INVESTMENTS - 15.4%
Mutual Funds - 15.4%
JNL Money Market Fund, 0.03% (a) (h)		66,806	66,806

Total Short Term Investments (cost $66,806)			66,806

Total Investments - 94.5% (cost $397,822)			411,054
Other Assets and Liabilities, Net - 5.5%			23,738
Total Net Assets - 100%			$ 434,792

JNL/Goldman Sachs Mid Cap Value Fund
COMMON STOCKS - 96.1%
CONSUMER DISCRETIONARY - 13.5%
Abercrombie & Fitch Co. - Class A		9	$ 421
CBS Corp. - Class B		452	6,302
DISH Network Corp.		329	6,856
Fossil Inc. (c)		53	1,994
Guess? Inc.		63	2,966
HanesBrands Inc. (c)		37	1,037
Harley-Davidson Inc.		168	4,710
J.C. Penney Co. Inc.		122	3,922
Johnson Controls Inc.		83	2,754
Liberty Media Corp. - Interactive (c)		322	4,931
Newell Rubbermaid Inc.		318	4,830
NVR Inc. (c)		4	3,004
Penn National Gaming Inc. (c)		77	2,143
			45,870
CONSUMER STAPLES - 3.5%
BJ's Wholesale Club Inc. (c) (e)		64	2,378
Hormel Foods Corp.		20	849
JM Smucker Co.		30	1,799
Molson Coors Brewing Co.		73	3,057
Safeway Inc.		132	3,274
Sara Lee Corp.		40	553
			11,910
ENERGY - 10.2%
Concho Resources Inc. (c)		62	3,127
Dril-Quip Inc. (c) (e)		82	4,966
Forest Oil Corp. (c)		108	2,799
Newfield Exploration Co. (c)		149	7,772
Oceaneering International Inc. (c)		18	1,160
Range Resources Corp.		122	5,721
Weatherford International Ltd. (c)		158	2,503
Whiting Petroleum Corp. (c)		81	6,572
			34,620
FINANCIALS - 28.9%
Alexandria Real Estate Equities Inc. (e)		45	3,051
AvalonBay Communities Inc.		32	2,776
Boston Properties Inc. (e)		54	4,091
Comerica Inc.		105	3,981
Digital Realty Trust Inc. (e)		73	3,981
Douglas Emmett Inc.		136	2,096
Essex Property Trust Inc. (e)		28	2,562
Everest Re Group Ltd.		59	4,749
Fifth Third Bancorp		359	4,874
First Horizon National Corp. (c)		218	3,056
Genworth Financial Inc. - Class A (c)		193	3,541
Hartford Financial Services Group Inc.		210	5,973
Host Hotels & Resorts Inc. (c) (e)		244	3,568
Invesco Ltd.		275	6,023
Janus Capital Group Inc.		152	2,168
Lincoln National Corp.		61	1,877
M&T Bank Corp. (e)		31	2,491
Marsh & McLennan Cos. Inc.		194	4,748
Marshall & Ilsley Corp.		220	1,770
Principal Financial Group Inc.		212	6,180
Progressive Corp. (c)		142	2,716
Raymond James Financial Inc.		29	788
SLM Corp. (c)		415	5,201
SunTrust Banks Inc.		200	5,368
WR Berkley Corp.		258	6,720
XL Capital Ltd. - Class A		223	4,206
			98,555
HEALTH CARE - 5.2%
Aetna Inc.		141	4,968
Biogen Idec Inc. (c)		84	4,820
CR Bard Inc.		45	3,911
Hologic Inc. (c)		126	2,330
Kinetic Concepts Inc. (c)		33	1,588
			17,617
INDUSTRIALS - 10.6%
BE Aerospace Inc. (c)		80	2,424
Cooper Industries Plc		49	2,347
Cummins Inc.		54	3,365
Eaton Corp.		78	5,885
Equifax Inc.		95	3,383
Fluor Corp.		33	1,550
JetBlue Airways Corp. (c)		37	208
Kansas City Southern (c)		66	2,389
Parker Hannifin Corp.		70	4,531
Pentair Inc.		57	2,035
Republic Services Inc. - Class A		99	2,877
Ryder System Inc. (e)		61	2,370
Snap-On Inc.		40	1,712
Textron Inc.		44	937
			36,013
INFORMATION TECHNOLOGY - 5.8%
Amphenol Corp. - Class A		86	3,620
CommScope Inc. (c)		124	3,466
IAC/InterActiveCorp. (c)		167	3,791
ON Semiconductor Corp. (c)		481	3,852
Parametric Technology Corp. (c)		200	3,612
Teradyne Inc. (c)		140	1,567
			19,908
MATERIALS - 7.1%
CF Industries Holdings Inc.		14	1,256
Cliffs Natural Resources Inc.		72	5,080
FMC Corp. (e)		53	3,190
Huntsman Corp.		186	2,246
International Paper Co.		130	3,209
Pactiv Corp. (c)		82	2,056
Steel Dynamics Inc.		95	1,666
United States Steel Corp.		43	2,714
Vulcan Materials Co.		55	2,613
			24,030
TELECOMMUNICATION SERVICES - 2.4%
CenturyTel Inc.		62	2,182
Clearwire Corp. (c) (e)		304	2,174
Sprint Nextel Corp. (c)		1,037	3,941
			8,297
UTILITIES - 8.9%
Alliant Energy Corp.		51	1,681
CMS Energy Corp.		242	3,747
DPL Inc.		102	2,761
Edison International		119	4,058
FirstEnergy Corp.		48	1,862
Great Plains Energy Inc.		39	717
Northeast Utilities		75	2,076
NV Energy Inc.		140	1,726
Pinnacle West Capital Corp.		26	992
PPL Corp.		114	3,159
Questar Corp.		116	5,007
SCANA Corp.		44	1,656
Xcel Energy Inc.		48	1,026
			30,468

Total Common Stocks (cost $285,561)			327,288

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)		$ 398	17

Total Non-U.S. Government Agency Asset-Backed Securities (cost $398)			17

SHORT TERM INVESTMENTS - 9.1%
Mutual Funds - 4.2%
JNL Money Market Fund, 0.03% (a) (h)		14,319	14,319

Securities Lending Collateral - 4.9%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)		12,708	12,708
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)		4,249	4,249
			16,957

Total Short Term Investments (cost $31,276)			31,276

Total Investments - 105.2% (cost $317,235)			358,581
Other Assets and Liabilities, Net - (5.2%)			(17,863)
Total Net Assets - 100%			$ 340,718

JNL/Ivy Asset Strategy Fund
COMMON STOCKS - 79.9%
CONSUMER DISCRETIONARY - 16.5%
Amazon.com Inc. (c)		8	$ 1,140
Compagnie Financiere Richemont SA		111	4,283
Ctrip.com International Ltd. - ADR (c)		53	2,093
Hyundai Motor Co.		143	14,608
Li & Fung Ltd.		1,022	5,028
LVMH Moet Hennessy Louis Vuitton SA		35	4,068
Sands China Ltd. (c)		8,535	13,565
Starwood Hotels & Resorts Worldwide Inc.		168	7,854
Wynn Macau Ltd. (c)		1,991	2,872
Wynn Resorts Ltd.		236	17,930
			73,441
CONSUMER STAPLES - 3.7%
Colgate-Palmolive Co.		53	4,519
Hengan International Group Co. Ltd.		394	2,934
Mead Johnson Nutrition Co.		57	2,971
Philip Morris International Inc.		115	6,004
			16,428
ENERGY - 8.0%
Anadarko Petroleum Corp. (o)		50	3,605
China Shenhua Energy Co. Ltd.		1,280	5,529
CNOOC Ltd.		2,538	4,178
Halliburton Co. (o)		261	7,853
Schlumberger Ltd.		105	6,654
SeaDrill Ltd.		224	5,219
Transocean Ltd. (c)		28	2,401
			35,439
FINANCIALS - 14.2%
Annaly Capital Management Inc.		451	7,747
Banco Santander Brasil SA - ADR		406	5,048
BOC Hong Kong Holdings Ltd.		525	1,251
China Life Insurance Co. Ltd.		2,232	10,694
China Resources Land Ltd.		990	2,152
Hong Kong Exchanges & Clearing Ltd.		292	4,869
ICICI Bank Ltd.		151	3,212
Industrial & Commercial Bank of China		13,436	10,245
Renhe Commercial Holdings Co. Ltd.		12,854	2,980
Standard Chartered Plc		548	14,945
			63,143
HEALTH CARE - 2.4%
Amgen Inc. (c)		77	4,596
Gilead Sciences Inc. (c)		93	4,248
Vertex Pharmaceuticals Inc. (c)		48	1,954
			10,798
INDUSTRIALS - 5.5%
A P Moller - Maersk A/S Class B		1	6,774
Komatsu Ltd.		398	8,352
Koninklijke Philips Electronics NV		32	1,013
Larsen & Toubro Ltd.		62	2,241
Mitsubishi Corp.		241	6,305
			24,685
INFORMATION TECHNOLOGY - 24.8%
Accenture Plc		194	8,117
Apple Inc. (c) (o)		52	12,275
Applied Materials Inc.		346	4,659
ASML Holding NV		91	3,266
Cisco Systems Inc. (c)		149	3,865
Cognizant Technology Solutions Corp. (c)		83	4,226
Hewlett-Packard Co. (o)		72	3,800
Infosys Technologies Ltd. - ADR		37	2,172
Intel Corp.		136	3,027
Juniper Networks Inc. (c) (o)		100	3,053
Lenovo Group Ltd.		2,696	1,861
MediaTek Inc.		673	11,677
Microsoft Corp.		292	8,544
NetApp Inc. (c)		117	3,813
PMC - Sierra Inc. (c)		430	3,834
Redecard SA		264	4,888
Samsung Electronics Co. Ltd.		12	8,892
Taiwan Semiconductor Manufacturing Co. Ltd.		6,103	11,819
Visa Inc. - Class A (o)		71	6,449
			110,237
MATERIALS - 4.3%
Anglo American Plc (c)		34	1,481
Freeport-McMoRan Copper & Gold Inc.		32	2,665
Holcim Ltd. (c)		48	3,593
Lafarge SA		48	3,399
Xstrata Plc (c)		422	7,986
			19,124
TELECOMMUNICATION SERVICES - 0.5%
MTN Group Ltd.		140	2,158

Total Common Stocks (cost $338,169)			355,453

PREFERRED STOCKS - 1.5%
CONSUMER DISCRETIONARY - 1.5%
Volkswagen AG		31	2,880
Volkswagen AG Rights (f) (t)		42	3,863

Total Preferred Stocks (cost $6,400)			6,743

OPTIONS - 0.1%
IShares MSCI Emerging Market Index Put Option, Strike Price 38, Expiration 06/19/10		1	37
IShares MSCI Emerging Market Index Put Option, Strike Price 38, Expiration 06/19/10		1	44
IShares MSCI Emerging Market Index Put Option, Strike Price 39, Expiration 06/19/10		-	16
IShares MSCI Emerging Market Index Put Option, Strike Price 41, Expiration 06/19/10		1	163

Total Options (cost $563)			260

PRECIOUS METALS - 9.5%
Gold Bullion		38,107	42,391

Total Precious Metals (cost $42,875)			42,391

RIGHTS - 0.0%
Volkswagen AG Rights (c)		31	20

Total Rights (cost $0)			20

SHORT TERM INVESTMENTS - 9.9%
Mutual Funds - 9.9%
JNL Money Market Fund, 0.03% (a) (h)		44,046	44,046

Total Short Term Investments (cost $44,046)			44,046

Total Investments - 100.9% (cost $432,053)			448,913
Other Assets and Liabilities, Net - (0.9%)			(3,906)
Total Net Assets - 100%			$ 445,007

JNL/JPMorgan International Value Fund
COMMON STOCKS - 96.8%
CONSUMER DISCRETIONARY - 7.9%
Aisin Seiki Co. Ltd.		150	$ 4,492
Compagnie Generale des Etablissements Michelin		81	5,936
Daimler AG (c)		86	4,067
GKN Plc (c)		1,880	3,937
InterContinental Hotels Group Plc		302	4,732
LG Electronics Inc.		55	5,621
Nissan Motor Co. Ltd. (c)		716	6,135
Sodexo SA (e)		82	4,919
			39,839
CONSUMER STAPLES - 3.6%
Imperial Tobacco Group Plc		113	3,452
Japan Tobacco Inc.		1	3,849
Kirin Holdings Co. Ltd.		246	3,629
Unilever NV		231	7,002
			17,932
ENERGY - 9.9%
BG Group Plc		300	5,197
BP Plc		1,556	14,724
Cairn Energy Plc (c)		1,018	6,442
China Petroleum & Chemical Corp. (e)		2,222	1,820
Royal Dutch Shell Plc - Class A		565	16,381
Santos Ltd. (e)		380	5,115
			49,679
FINANCIALS - 27.3%
African Bank Investments Ltd.		1,101	5,381
AXA SA		381	8,474
Banco Bilbao Vizcaya Argentaria SA (e)		491	6,715
Banco Santander SA		604	8,029
Barclays Plc		1,224	6,695
BNP Paribas		92	7,031
China Bank Ltd.		590	3,528
China Merchants Bank Co. Ltd. (e)		2,488	6,728
Deutsche Bank AG		80	6,160
DnB NOR ASA (c)		431	4,930
HSBC Holdings Plc		1,535	15,558
ING Groep NV (c)		878	8,764
KBC Groep NV (c)		108	5,235
Legal & General Group Plc		3,455	4,616
Lloyds Banking Group Plc (c)		3,784	3,604
Mitsui Fudosan Co. Ltd.		238	4,040
Sumitomo Mitsui Financial Group Inc.		294	9,727
Turkiye Garanti Bankasi AS		909	4,251
UniCredit SpA (c)		2,820	8,332
Zurich Financial Services AG		39	9,896
			137,694
HEALTH CARE - 4.3%
Bayer AG		60	4,025
GlaxoSmithKline Plc		287	5,512
Sanofi-Aventis SA		161	12,030
			21,567
INDUSTRIALS - 17.2%
Bouygues SA		81	4,066
Cookson Group Plc (c)		461	3,825
Experian Plc		396	3,897
Hamburger Hafen und Logistik AG (e)		61	2,329
Hutchison Whampoa Ltd.		1,237	9,049
Koninklijke Philips Electronics NV (e)		188	6,036
Kubota Corp.		581	5,295
Marubeni Corp.		875	5,438
Mitsubishi Corp.		247	6,478
Mitsubishi Electric Corp. (c)		802	7,369
Mitsui & Co. Ltd.		454	7,626
Nippon Sheet Glass Co. Ltd.		854	2,521
Nippon Yusen KK		1,166	4,602
Ruukki Group Oyj (c)		592	1,614
Schneider Electric SA		41	4,782
Siemens AG		76	7,588
Sumitomo Heavy Industries Ltd.		725	4,366
			86,881
INFORMATION TECHNOLOGY - 7.2%
ASML Holding NV (e)		132	4,713
FUJIFILM Holdings Corp.		234	8,049
Fujitsu Ltd.		833	5,453
HON HAI Precision Industry Co. Ltd.		1,142	4,945
Nintendo Co. Ltd. (e)		20	6,729
Ricoh Co. Ltd. (e)		422	6,590
			36,479
MATERIALS - 6.1%
ArcelorMittal (e)		138	6,038
First Quantum Minerals Ltd. (e)		57	4,693
Lafarge SA		66	4,676
Lanxess AG		133	6,103
Petropavlovsk Plc		143	2,585
Rhodia SA (c)		278	5,750
Sidenor Steel Production & Manufacturing Co. SA (c)		180	899
			30,744
TELECOMMUNICATION SERVICES - 6.4%
BT Group Plc		2,300	4,324
Koninklijke KPN NV		443	7,019
Singapore Telecommunications Ltd.		2,073	4,697
Telekomunikasi Indonesia Tbk PT		3,016	2,668
Vodafone Group Plc		5,931	13,680
			32,388
UTILITIES - 6.9%
Centrica Plc		1,479	6,594
GDF Suez		252	9,748
National Grid Plc		724	7,052
Perusahaan Gas Negara PT		7,357	3,436
Snam Rete Gas SpA		1,539	7,802
			34,632

Total Common Stocks (cost $459,979)			487,835

PREFERRED STOCKS - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Volkswagen AG (e)		40	3,633

Total Preferred Stocks (cost $3,659)			3,633

RIGHTS - 0.0%
Volkswagen AG Rights (c)		40	25

Total Rights (cost $0)			25

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)		$ 1,713	73

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,713)			73

SHORT TERM INVESTMENTS - 9.6%
Mutual Funds - 2.1%
JNL Money Market Fund, 0.03% (a) (h)		10,681	10,681

Securities Lending Collateral - 7.5%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)		29,279	29,279
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)		8,440	8,440
			37,719

Total Short Term Investments (cost $48,400)			48,400

Total Investments - 107.1% (cost $513,751)			539,966
Other Assets and Liabilities, Net - (7.1%)			(35,781)
Total Net Assets - 100%			$ 504,185

JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 21.5%
Amazon.com Inc. (c)	11	$ 1,547
Bed Bath & Beyond Inc. (c)	54	2,376
Chico's FAS Inc. (c)	101	1,456
Chipotle Mexican Grill Inc. - Class A (c)	8	868
Dick's Sporting Goods Inc. (c)	96	2,496
Discovery Communications Inc. - Class A (c)	41	1,368
Education Management Corp. (c)	102	2,240
Gentex Corp.	105	2,035
Harley-Davidson Inc.	45	1,252
J Crew Group Inc. (c)	36	1,634
Kohl's Corp. (c)	31	1,704
Lamar Advertising Co. (c)	41	1,422
NetFlix Inc. (c) (e)	20	1,467
Nordstrom Inc.	62	2,512
Phillips-Van Heusen Corp.	40	2,289
Polo Ralph Lauren Corp.	19	1,590
Royal Caribbean Cruises Ltd. (c) (e)	62	2,039
Sherwin-Williams Co.	34	2,321
Staples Inc.	56	1,310
Starwood Hotels & Resorts Worldwide Inc.	44	2,038
Williams-Sonoma Inc.	99	2,603
		38,567
CONSUMER STAPLES - 0.7%
Whole Foods Market Inc. (c)	33	1,205

ENERGY - 5.4%
Cabot Oil & Gas Corp. - Class A	30	1,114
Cameron International Corp. (c)	42	1,805
Forest Oil Corp. (c)	80	2,065
Noble Energy Inc.	20	1,424
Oceaneering International Inc. (c)	26	1,629
Southwestern Energy Co. (c)	39	1,595
		9,632
FINANCIALS - 10.8%
ACE Ltd.	33	1,705
Apollo Global Management LLC (f) (s) (u)	73	587
BB&T Corp.	44	1,435
BlackRock Inc.	6	1,285
BOK Financial Corp.	24	1,264
Comerica Inc.	35	1,343
HCC Insurance Holdings Inc.	41	1,140
Invesco Ltd.	62	1,352
Moody's Corp.	52	1,547
MSCI Inc. (c)	43	1,552
Northern Trust Corp.	26	1,461
Och-Ziff Capital Management Group LLC	91	1,448
T. Rowe Price Group Inc.	34	1,848
TD Ameritrade Holding Corp. (c)	72	1,373
		19,340
HEALTH CARE - 12.4%
Alexion Pharmaceuticals Inc. (c)	23	1,245
BioMarin Pharmaceutical Inc. (c) (e)	81	1,881
Biovail Corp.	154	2,586
Brookdale Senior Living Inc. (c)	68	1,421
Cerner Corp. (c) (e)	15	1,264
Covance Inc. (c)	28	1,743
DaVita Inc. (c)	27	1,705
Dentsply International Inc.	35	1,212
Express Scripts Inc. (c)	18	1,872
Humana Inc. (c)	31	1,469
Illumina Inc. (c) (e)	27	1,046
Myriad Genetics Inc. (c)	36	860
UnitedHealth Group Inc.	81	2,630
Zimmer Holdings Inc. (c)	22	1,279
		22,213
INDUSTRIALS - 19.4%
AECOM Technology Corp. (c)	56	1,577
Canadian National Railway Co.	28	1,697
Carlisle Cos. Inc.	38	1,429
Corrections Corp. of America (c)	69	1,377
Cummins Inc.	39	2,424
Delta Air Lines Inc. (c)	168	2,444
Expeditors International Washington Inc.	47	1,746
First Solar Inc. (c) (e)	5	580
Goodrich Corp.	31	2,179
Landstar System Inc.	50	2,099
Lennox International Inc.	51	2,247
McDermott International Inc. (c)	53	1,420
Precision Castparts Corp.	21	2,723
Robert Half International Inc.	47	1,439
Roper Industries Inc. (e)	37	2,127
Stericycle Inc. (c)	27	1,475
Wabtec Corp. (e)	35	1,478
Waste Connections Inc. (c)	50	1,690
WW Grainger Inc.	25	2,714
		34,865
INFORMATION TECHNOLOGY - 26.5%
Alliance Data Systems Corp. (c) (e)	25	1,574
Amdocs Ltd. (c)	131	3,951
Amphenol Corp. - Class A	47	1,973
Ansys Inc. (c) (e)	36	1,533
Broadcom Corp. - Class A (c)	52	1,712
Cognizant Technology Solutions Corp. (c)	70	3,569
CommScope Inc. (c)	45	1,269
Concur Technologies Inc. (c) (e)	37	1,517
Dolby Laboratories Inc. - Class A (c)	23	1,367
Equinix Inc. (c) (e)	15	1,499
F5 Networks Inc. (c)	28	1,704
Hewitt Associates Inc. - Class A (c)	55	2,172
Juniper Networks Inc. (c)	62	1,905
Marvell Technology Group Ltd. (c)	120	2,444
MasterCard Inc.	8	1,908
McAfee Inc. (c)	35	1,384
MEMC Electronic Materials Inc. (c)	84	1,294
Microchip Technology Inc. (e)	39	1,091
Micros Systems Inc. (c)	54	1,785
NetApp Inc. (c)	78	2,523
Salesforce.com Inc. (c)	18	1,310
Sybase Inc. (c)	48	2,228
Tyco Electronics Ltd.	79	2,179
Varian Semiconductor Equipment Associates Inc. (c)	56	1,865
Western Union Co.	108	1,833
		47,589
MATERIALS - 0.9%
Grief Inc.	32	1,758

TELECOMMUNICATION SERVICES - 0.9%
tw telecom inc. (c)	93	1,689

Total Common Stocks (cost $146,020)		176,858

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$ 456	19

Total Non-U.S. Government Agency Asset-Backed Securities (cost $456)		19

SHORT TERM INVESTMENTS - 7.3%
Mutual Funds - 1.3%
JNL Money Market Fund, 0.03% (a) (h)	2,281	2,281

Securities Lending Collateral - 6.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	6,652	6,652
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	4,191	4,191
		10,843

Total Short Term Investments (cost $13,124)		13,124

Total Investments - 105.8% (cost $159,600)		190,001
Other Assets and Liabilities, Net - (5.8%)		(10,377)
Total Net Assets - 100%		$ 179,624

JNL/JPMorgan U.S. Government & Quality Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.1%
ACE Securities Corp. REMIC, 0.38%, 02/25/31 (i)	$ 481	$ 393
Banc of America Commercial Mortgage Inc. REMIC, 6.62%, 03/11/32 (i) (s) (u)	2,068	2,291
Commercial Mortgage Pass-Through Certificates REMIC, 5.45%, 07/16/34 (s) (u)	3,215	3,304
CompuCredit Acquired Portfolio Voltage Master Trust, 0.42%, 09/15/18 (f) (i) (s) (u)	622	466
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	188	194
Countrywide Alternative Loan Trust REMIC, 0.45%, 07/20/46 (i)	1,279	505
Countrywide Alternative Loan Trust REMIC, 0.43%, 12/20/46 (i)	1,502	775
Countrywide Home Equity Loan Trust, 0.54%, 02/15/34 (i)	668	325
IndyMac Seconds Asset Backed Trust REMIC, 0.38%, 06/25/36 (i) (u)	997	98
LB-UBS Commercial Mortgage Trust REMIC, 5.35%, 11/15/38	2,520	2,529
MASTR Adjustable Rate Mortgages Trust REMIC, 3.31%, 02/25/34 (i)	814	716
Morgan Stanley Mortgage Loan Trust REMIC, 2.85%, 10/25/34 (i)	649	550
Nomura Asset Acceptance Corp. REMIC, 6.50%, 03/25/34 (t)	5,025	4,793
Provident Funding Mortgage Loan Trust REMIC, 3.89%, 10/25/35 (i)	554	504
SACO I Inc. REMIC, 0.38%, 06/25/36 (i) (u)	555	102
Sigma Finance, Inc. (d) (f) (u)	2,177	93
Structured Asset Mortgage Investments Inc. REMIC, 0.46%, 08/25/36 (i)	1,603	890
Vendee Mortgage Trust REMIC, 6.75%, 02/15/31	3,031	3,305
Wells Fargo Mortgage Backed Securities Trust REMIC, 6.00%, 06/25/37	1,077	872

Total Non-U.S. Government Agency Asset-Backed Securities (cost $29,176)		22,705

CORPORATE BONDS AND NOTES - 0.9%
FINANCIALS - 0.9%
General Electric Capital Corp., 3.00%, 12/09/11	2,500	2,583
Morgan Stanley, 3.25%, 12/01/11	2,500	2,592
Wells Fargo & Co., 3.00%, 12/09/11	1,525	1,576

Total Corporate Bonds and Notes (cost $6,519)		6,751

GOVERNMENT AND AGENCY OBLIGATIONS - 92.6%
GOVERNMENT SECURITIES - 26.6%
Sovereign - 2.2%
Financing Corp., 0.00%, 04/05/19 (j)	5,000	3,291
Israel Government AID Bond, 0.00%, 11/01/21 (j)	10,000	5,659
Residual Funding - Interest Only Strip, 0.00%, 10/15/19 (j)	3,800	2,476
Tennessee Valley Authority Generic Strip, 0.00%, 01/15/21 (j)	7,368	4,296
		15,722
Treasury Inflation Index Securities - 5.4%
U.S. Treasury Inflation Indexed Note, 2.38%, 04/15/11 (r)	3,450	3,561
U.S. Treasury Inflation Indexed Note, 2.50%, 07/15/16 (r)	2,446	2,673
U.S. Treasury Inflation Indexed Note, 1.38%, 07/15/18 (e) (r)	25,122	25,139
U.S. Treasury Inflation Indexed Note, 2.00%, 01/15/26 (r)	5,655	5,626
U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/27 (r)	2,160	2,251
		39,250
U.S. Treasury Securities - 19.0%
U.S. Treasury Bond, 8.88%, 08/15/17 (e)	8,000	10,923
U.S. Treasury Bond, 0.00%, 08/15/21 (j)	25,000	15,144
U.S. Treasury Bond, 5.25%, 11/15/28	20,000	21,775
U.S. Treasury Bond, 5.25%, 02/15/29	10,000	10,881
U.S. Treasury Bond, 5.38%, 02/15/31 (e)	13,000	14,381
U.S. Treasury Note, 4.63%, 02/15/17	22,000	23,971
U.S. Treasury Note, 4.75%, 08/15/17	15,000	16,407
U.S. Treasury Note, 3.38%, 11/15/19	25,000	24,123
		137,605
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 66.0%
Federal Farm Credit Bank - 1.0%
Federal Farm Credit Bank, 5.75%, 12/07/28	7,000	7,555

Federal Home Loan Bank - 2.2%
Federal Home Loan Bank, 4.88%, 05/17/17 (e)	10,000	10,811
Federal Home Loan Bank, 5.25%, 12/11/20	4,500	4,814
		15,625
Federal Home Loan Mortgage Corp. - 23.9%
Federal Home Loan Mortgage Corp., 7.00%, 07/01/11	1	1
Federal Home Loan Mortgage Corp., 6.50%, 08/01/13	7	7
Federal Home Loan Mortgage Corp., 8.00%, 07/01/20	21	23
Federal Home Loan Mortgage Corp., 6.00%, 11/01/28	264	288
Federal Home Loan Mortgage Corp., 7.00%, 04/01/29	67	76
Federal Home Loan Mortgage Corp., 7.00%, 10/01/31	2	3
Federal Home Loan Mortgage Corp., 7.00%, 11/01/31	4	4
Federal Home Loan Mortgage Corp., 7.00%, 02/01/32	65	73
Federal Home Loan Mortgage Corp., 7.00%, 03/01/32	66	74
Federal Home Loan Mortgage Corp., 7.00%, 04/01/32	7	8
Federal Home Loan Mortgage Corp., 7.00%, 04/01/32	48	54
Federal Home Loan Mortgage Corp., 7.00%, 06/01/32	5	6
Federal Home Loan Mortgage Corp., 7.00%, 06/01/32	3	4
Federal Home Loan Mortgage Corp., 7.00%, 08/01/32	4	5
Federal Home Loan Mortgage Corp., 5.00%, 08/01/33	1,163	1,209
Federal Home Loan Mortgage Corp., 5.00%, 12/01/34	4,720	4,901
Federal Home Loan Mortgage Corp., 5.20%, 12/01/35 (i)	6,003	6,309
Federal Home Loan Mortgage Corp., 5.56%, 01/01/37 (i)	774	817
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 10/15/17	3,596	3,819
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 12/15/17	7,000	7,502
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 01/15/18	3,500	3,752
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 02/15/18	10,000	10,724
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 03/15/18	4,000	4,268
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/18	1,739	1,833
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 08/15/19	3,400	3,572
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 10/15/19	10,466	10,939
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 02/15/20	2,500	2,624
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 09/15/20	5,365	5,520
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 07/15/23	6,973	7,267
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 01/15/27	7,000	7,333
Federal Home Loan Mortgage Corp. REMIC, Interest Only, 5.00%, 03/15/31	681	41
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/32	183	175
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 12/15/32	3,500	3,715
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 01/15/33	7,617	8,131
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 07/15/33	3,000	3,046
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 08/15/33	7,000	7,409
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 09/15/33	8,240	8,695
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/34	10,664	11,067
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 05/15/34	3,890	4,088
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 06/15/34	3,730	3,974
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 06/15/34	10,000	10,654
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 07/15/34	2,289	2,400
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 10/15/34	4,000	4,272
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 01/15/35	4,000	4,048
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 02/15/35	5,000	5,159
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 07/15/35	6,580	6,983
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 07/15/36	4,383	4,585
Federal Home Loan Mortgage Corp. REMIC, 6.00%, 07/15/37	2,000	2,134
		173,591
Federal National Mortgage Association - 30.1%
Federal National Mortgage Association, 12.50%, 09/20/15	-	-
Federal National Mortgage Association, 12.00%, 01/01/16	26	30
Federal National Mortgage Association, 12.00%, 01/15/16	-	-
Federal National Mortgage Association, 12.50%, 01/15/16	5	5
Federal National Mortgage Association, 5.00%, 02/01/19	513	546
Federal National Mortgage Association, 11.50%, 09/01/19	-	-
Federal National Mortgage Association, 0.00%, 10/09/19 (j)	10,000	5,851
Federal National Mortgage Association, 10.50%, 08/01/20	4	5
Federal National Mortgage Association, 0.00%, 11/15/20 (j)	9,000	5,328
Federal National Mortgage Association, 4.00%, 02/01/25	19,908	20,229
Federal National Mortgage Association, 6.50%, 03/01/26	3	4
Federal National Mortgage Association, 7.00%, 05/01/26	8	8
Federal National Mortgage Association, 7.00%, 12/01/28	4	4
Federal National Mortgage Association, 7.00%, 12/01/28	4	5
Federal National Mortgage Association, 7.00%, 03/01/29	6	7
Federal National Mortgage Association, 8.00%, 07/01/29	1	1
Federal National Mortgage Association, 8.00%, 11/01/29	18	20
Federal National Mortgage Association, 8.00%, 12/01/29	16	19
Federal National Mortgage Association, 7.00%, 01/01/30	24	27
Federal National Mortgage Association, 8.00%, 01/01/30	25	29
Federal National Mortgage Association, 8.00%, 02/01/30	5	6
Federal National Mortgage Association, 8.00%, 05/01/30	1	1
Federal National Mortgage Association, 8.00%, 09/01/30	-	-
Federal National Mortgage Association, 8.00%, 10/01/30	20	24
Federal National Mortgage Association, 8.00%, 01/01/31	61	70
Federal National Mortgage Association, 8.00%, 01/01/31	3	4
Federal National Mortgage Association, 6.00%, 02/01/31	176	192
Federal National Mortgage Association, 7.50%, 02/01/31	37	42
Federal National Mortgage Association, 8.00%, 02/01/31	11	12
Federal National Mortgage Association, 8.00%, 02/01/31	14	16
Federal National Mortgage Association, 8.00%, 03/01/31	3	4
Federal National Mortgage Association, 8.00%, 03/01/31	4	4
Federal National Mortgage Association, 8.00%, 03/01/31	9	10
Federal National Mortgage Association, 6.00%, 01/01/33	651	707
Federal National Mortgage Association, 5.50%, 02/01/35	8,629	9,158
Federal National Mortgage Association, 6.00%, 06/01/35	149	159
Federal National Mortgage Association, 5.00%, 09/01/35	137	142
Federal National Mortgage Association, 5.00%, 09/01/35	155	161
Federal National Mortgage Association, 6.00%, 10/01/35	36	39
Federal National Mortgage Association, 6.00%, 10/01/35	543	581
Federal National Mortgage Association, 6.00%, 10/01/35	260	278
Federal National Mortgage Association, 6.00%, 11/01/35	57	61
Federal National Mortgage Association, 6.00%, 11/01/35	458	490
Federal National Mortgage Association, 6.00%, 11/01/35	775	829
Federal National Mortgage Association, 5.00%, 12/01/35	425	440
Federal National Mortgage Association, 5.50%, 01/01/36	2,975	3,151
Federal National Mortgage Association, 6.00%, 02/01/36	334	357
Federal National Mortgage Association, 6.50%, 02/01/36	857	931
Federal National Mortgage Association, 6.50%, 02/01/36	328	358
Federal National Mortgage Association, 6.50%, 02/01/36	418	454
Federal National Mortgage Association, 5.00%, 03/01/36	10,377	10,734
Federal National Mortgage Association, 6.00%, 03/01/36	309	330
Federal National Mortgage Association, 6.00%, 03/01/36	101	107
Federal National Mortgage Association, 6.00%, 03/01/36	451	482
Federal National Mortgage Association, 6.50%, 03/01/36	1,983	2,155
Federal National Mortgage Association, 5.50%, 04/01/36	192	203
Federal National Mortgage Association, 5.50%, 04/01/36	22	24
Federal National Mortgage Association, 5.50%, 04/01/36	123	129
Federal National Mortgage Association, 5.50%, 04/01/36	196	207
Federal National Mortgage Association, 5.50%, 04/01/36	116	123
Federal National Mortgage Association, 5.50%, 04/01/36	177	186
Federal National Mortgage Association, 5.50%, 04/01/36	428	452
Federal National Mortgage Association, 5.50%, 04/01/36	45	48
Federal National Mortgage Association, 5.50%, 04/01/36	524	553
Federal National Mortgage Association, 5.50%, 04/01/36	22	23
Federal National Mortgage Association, 6.00%, 04/01/36	70	74
Federal National Mortgage Association, 6.00%, 04/01/36	607	648
Federal National Mortgage Association, 6.00%, 04/01/36	273	292
Federal National Mortgage Association, 5.50%, 05/01/36	690	729
Federal National Mortgage Association, 5.50%, 05/01/36	25	26
Federal National Mortgage Association, 5.50%, 05/01/36	434	458
Federal National Mortgage Association, 5.50%, 05/01/36	19	20
Federal National Mortgage Association, 5.50%, 05/01/36	188	199
Federal National Mortgage Association, 5.50%, 05/01/36	104	109
Federal National Mortgage Association, 5.50%, 05/01/36	434	458
Federal National Mortgage Association, 5.50%, 05/01/36	63	67
Federal National Mortgage Association, 5.50%, 05/01/36	230	243
Federal National Mortgage Association, 5.50%, 05/01/36	299	316
Federal National Mortgage Association, 5.50%, 05/01/36	239	253
Federal National Mortgage Association, 5.50%, 05/01/36	148	156
Federal National Mortgage Association, 5.50%, 05/01/36	160	169
Federal National Mortgage Association, 5.50%, 05/01/36	148	156
Federal National Mortgage Association, 5.50%, 05/01/36	269	284
Federal National Mortgage Association, 5.50%, 05/01/36	55	59
Federal National Mortgage Association, 6.00%, 05/01/36	105	112
Federal National Mortgage Association, 5.50%, 06/01/36	51	54
Federal National Mortgage Association, 5.50%, 06/01/36	18	19
Federal National Mortgage Association, 5.50%, 06/01/36	166	175
Federal National Mortgage Association, 5.50%, 06/01/36	474	500
Federal National Mortgage Association, 5.50%, 06/01/36	587	620
Federal National Mortgage Association, 5.50%, 06/01/36	17	17
Federal National Mortgage Association, 5.50%, 06/01/36	335	354
Federal National Mortgage Association, 5.50%, 06/01/36	116	122
Federal National Mortgage Association, 5.50%, 06/01/36	76	81
Federal National Mortgage Association, 5.50%, 06/01/36	164	173
Federal National Mortgage Association, 6.00%, 06/01/36	238	254
Federal National Mortgage Association, 6.00%, 06/01/36	336	358
Federal National Mortgage Association, 6.00%, 06/01/36	199	213
Federal National Mortgage Association, 6.00%, 06/01/36	501	535
Federal National Mortgage Association, 6.00%, 06/01/36	185	197
Federal National Mortgage Association, 6.00%, 06/01/36	193	206
Federal National Mortgage Association, 5.50%, 07/01/36	456	481
Federal National Mortgage Association, 5.50%, 07/01/36	84	89
Federal National Mortgage Association, 5.50%, 07/01/36	88	93
Federal National Mortgage Association, 5.50%, 07/01/36	438	462
Federal National Mortgage Association, 5.50%, 07/01/36	278	294
Federal National Mortgage Association, 6.00%, 07/01/36	22,173	23,576
Federal National Mortgage Association, 6.00%, 07/01/36	279	298
Federal National Mortgage Association, 6.00%, 07/01/36	205	218
Federal National Mortgage Association, 6.00%, 07/01/36	2,930	3,128
Federal National Mortgage Association, 6.00%, 07/01/36	267	285
Federal National Mortgage Association, 5.50%, 08/01/36	334	352
Federal National Mortgage Association, 5.50%, 08/01/36	10	11
Federal National Mortgage Association, 6.00%, 08/01/36	307	327
Federal National Mortgage Association, 6.00%, 08/01/36	143	152
Federal National Mortgage Association, 6.00%, 08/01/36	189	202
Federal National Mortgage Association, 6.00%, 08/01/36	231	246
Federal National Mortgage Association, 6.00%, 09/01/36	245	261
Federal National Mortgage Association, 6.00%, 09/01/36	124	132
Federal National Mortgage Association, 5.50%, 10/01/36	2,285	2,412
Federal National Mortgage Association, 6.00%, 12/01/36	304	324
Federal National Mortgage Association REMIC, 5.00%, 05/25/18	9,880	10,572
Federal National Mortgage Association REMIC, 4.00%, 01/25/19	3,000	3,137
Federal National Mortgage Association REMIC, 5.00%, 12/25/22	11,111	11,704
Federal National Mortgage Association REMIC, 4.50%, 04/25/23	6,712	6,926
Federal National Mortgage Association REMIC, 4.50%, 07/25/23	11,114	11,645
Federal National Mortgage Association REMIC, 5.00%, 04/25/32	7,500	7,948
Federal National Mortgage Association REMIC, 4.50%, 12/25/32	5,000	5,248
Federal National Mortgage Association REMIC, 3.50%, 07/25/33	2,758	2,780
Federal National Mortgage Association REMIC, 5.00%, 05/25/34	4,250	4,515
Federal National Mortgage Association REMIC, 5.50%, 12/25/34	2,655	2,855
Federal National Mortgage Association REMIC, 5.50%, 02/25/35	8,790	9,356
Federal National Mortgage Association REMIC, 5.50%, 07/25/35	3,721	3,938
Federal National Mortgage Association REMIC, 5.50%, 11/25/35	2,025	2,107
Federal National Mortgage Association REMIC, 7.50%, 12/25/41	10,926	12,455
Federal National Mortgage Association REMIC, 4.68%, 06/25/43	8,420	8,312
Federal National Mortgage Association REMIC, Bond Strip Principal, 0.00%, 05/01/23 (j)	7,194	6,069
		218,171
Government National Mortgage Association - 8.8%
Government National Mortgage Association, 13.50%, 07/15/10	2	2
Government National Mortgage Association, 6.00%, 04/15/29	3	4
Government National Mortgage Association, 6.00%, 05/15/32	2	2
Government National Mortgage Association, 6.00%, 07/15/32	1	1
Government National Mortgage Association, 6.00%, 01/15/34	20	21
Government National Mortgage Association, 6.00%, 01/15/34	19	20
Government National Mortgage Association, 6.00%, 06/15/34	5	5
Government National Mortgage Association, 6.00%, 09/15/34	35	38
Government National Mortgage Association, 6.00%, 09/15/34	93	100
Government National Mortgage Association, 6.00%, 09/15/34	592	639
Government National Mortgage Association, 6.00%, 04/15/35	455	489
Government National Mortgage Association, 6.00%, 04/15/35	78	84
Government National Mortgage Association, 6.00%, 05/15/35	14	15
Government National Mortgage Association, 6.00%, 05/15/35	465	500
Government National Mortgage Association, 6.00%, 06/15/35	18	20
Government National Mortgage Association, 6.00%, 07/15/35	569	618
Government National Mortgage Association, 6.00%, 07/15/35	477	512
Government National Mortgage Association, 6.00%, 01/15/36	1,255	1,346
Government National Mortgage Association REMIC, 6.50%, 06/20/28	1,884	1,998
Government National Mortgage Association REMIC, 6.50%, 06/16/31	3,325	3,554
Government National Mortgage Association REMIC, 5.00%, 09/20/32	7,000	7,463
Government National Mortgage Association REMIC, 5.50%, 03/20/33	3,066	3,222
Government National Mortgage Association REMIC, 5.50%, 09/20/33	5,564	5,986
Government National Mortgage Association REMIC, 6.00%, 12/16/33	2,907	2,986
Government National Mortgage Association REMIC, Interest Only, 6.50%, 11/20/34	705	42
Government National Mortgage Association REMIC, 5.50%, 12/20/34	10,000	10,581
Government National Mortgage Association REMIC, 5.00%, 11/20/36	3,867	4,110
Government National Mortgage Association REMIC, 5.50%, 01/20/37	4,816	5,168
Government National Mortgage Association REMIC, 5.50%, 02/16/38	3,362	3,613
Government National Mortgage Association REMIC, Interest Only, 6.14%, 05/16/38 (i)	9,467	1,180
Government National Mortgage Association REMIC, 4.50%, 06/20/39	10,000	9,685
		64,004

Total Government and Agency Obligations (cost $643,894)		671,523

SHORT TERM INVESTMENTS - 10.1%
Mutual Funds - 3.0%
JNL Money Market Fund, 0.03% (a) (h)	21,644	21,644

Securities Lending Collateral - 7.1%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	19,587	19,587
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	31,751	31,751
		51,338

Total Short Term Investments (cost $72,982)		72,982

Total Investments - 106.7% (cost $752,571)		773,961
Other Assets and Liabilities, Net - (6.7%)		(48,800)
Total Net Assets - 100%		$ 725,161

JNL/Lazard Emerging Markets Fund
COMMON STOCKS - 91.8%
CONSUMER DISCRETIONARY - 4.3%
Delek Automotive Systems Ltd.	156	$ 1,937
Desarrolladora Homex SAB de CV - ADR (c) (e)	195	5,500
Grupo Televisa SA - ADR	556	11,689
Truworths International Ltd.	990	7,110
Woongjin Coway Co. Ltd.	360	11,144
		37,380
CONSUMER STAPLES - 13.4%
British American Tobacco Plc	367	4,959
Eastern Tobacco	197	4,468
Fomento Economico Mexicano SAB de CV - ADR	243	11,531
Hite Brewery Co. Ltd.	44	5,588
Indofood Sukses Makmur Tbk	8,216	3,409
Kimberly-Clark de Mexico SAB de CV	998	5,641
KT&G Corp.	273	15,101
Magnit OAO - GDR (c) (f)	390	7,223
Massmart Holdings Ltd. (e)	493	7,351
Natura Cosmeticos SA	468	9,551
Oriflame Cosmetics SA (e)	100	6,201
Shoprite Holdings Ltd.	598	5,967
Souza Cruz SA	403	14,077
Tiger Brands Ltd.	537	13,523
		114,590
ENERGY - 4.9%
Banpu Public Co. Ltd.	447	8,543
LUKOIL OAO - ADR	352	19,973
Oil & Gas Development Co. Ltd.	1,026	1,586
Pakistan Petroleum Ltd.	2,332	5,425
PT Tambang Batubara Bukit Asam Tbk	3,122	5,970
		41,497
FINANCIALS - 24.1%
Akbank T.A.S.	2,420	15,629
Banco do Brasil SA	1,635	27,341
Bank Mandiri Persero Tbk PT	20,401	11,995
Bank of India	882	6,686
Commercial International Bank	723	8,537
Kasikornbank Public Co. Ltd.	2,225	7,087
Korea Life Insurance Co. Ltd. (c)	815	6,309
Nedbank Group Ltd. (e)	1,040	19,996
Punjab National Bank Ltd.	836	18,855
Sanlam Ltd.	6,033	20,600
Shinhan Financial Group Co. Ltd. (c)	556	21,825
Standard Bank Group Ltd.	1,042	16,401
Turkiye Is Bankasi (c)	2,467	7,738
Turkiye Is Bankasi SA	5,350	17,414
		206,413
INDUSTRIALS - 6.1%
Cia de Concessoes Rodoviarias	399	8,732
KOC Holding AS (c)	3,046	10,435
Murray & Roberts Holdings Ltd.	1,874	11,135
Orascom Construction Industries	296	14,189
United Tractors Tbk PT	3,784	7,632
		52,123
INFORMATION TECHNOLOGY - 18.0%
Advanced Semiconductor Engineering Inc.	6,758	6,171
Cielo SA	2,754	26,158
HON HAI Precision Industry Co. Ltd. - GDR	1,574	14,433
HTC Corp.	766	8,950
Infosys Technologies Ltd. - ADR (e)	100	5,867
Netease.com - ADR (c)	320	11,343
NHN Corp. (c)	94	15,012
Redecard SA	1,542	28,526
Samsung Electronics Co. Ltd.	24	17,225
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,924	20,179
		153,864
MATERIALS - 11.3%
Cia Siderurgica Nacional SA - ADR	169	6,732
First Quantum Minerals Ltd. (e)	137	11,264
Grupo Mexico SAB de CV (e)	2,959	7,955
Israel Chemicals Ltd.	1,130	15,294
Jindal Steel & Power Ltd.	487	7,632
Kumba Iron Ore Ltd. (e)	292	14,164
Pretoria Portland Cement Co. Ltd.	1,917	9,002
Shougang Concord International Enterprises Co. Ltd.	25,778	5,445
Uralkali - GDR (c) (e)	373	7,825
Vale SA - ADR (e)	352	11,331
		96,644
TELECOMMUNICATION SERVICES - 8.8%
America Movil SAB de CV - ADR	335	16,864
Cellcom Israel Ltd.	75	2,556
Egyptian Co. for Mobile Services	134	5,206
Mobile Telesystems - ADR (e)	221	12,288
Philippine Long Distance Telephone Co. - ADR (e)	297	15,840
PT Telekomunikasi Indonesia - ADR (e)	380	13,602
Turkcell Iletisim Hizmet AS	1,503	9,159
		75,515
UTILITIES - 0.9%
Companhia Energetica de Minas Gerais - ADR (e)	464	7,723

Total Common Stocks (cost $645,614)		785,749

PREFERRED STOCKS - 3.8%
MATERIALS - 3.1%
Fertilizantes Fosfatados SA	193	1,823
Usinas Siderurgicas de Minas Gerais SA - Class A	714	24,570
		26,393
UTILITIES - 0.7%
AES Tiete SA	64	696
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	235	5,140
		5,836

Total Preferred Stocks (cost $24,225)		32,229

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$ 782	33

Total Non-U.S. Government Agency Asset-Backed Securities (cost $782)		33

SHORT TERM INVESTMENTS - 8.2%
Mutual Funds - 3.6%
JNL Money Market Fund, 0.03% (a) (h)	30,483	30,483

Securities Lending Collateral - 4.6%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	31,438	31,438
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	8,038	8,038
		39,476

Total Short Term Investments (cost $69,959)		69,959

Total Investments - 103.8% (cost $740,580)		887,970
Other Assets and Liabilities, Net - (3.8%)		(32,478)
Total Net Assets - 100%		$ 855,492

JNL/Lazard Mid Cap Equity Fund
COMMON STOCKS - 96.6%
CONSUMER DISCRETIONARY - 19.8%
American Eagle Outfitters Inc.	124	$ 2,293
Apollo Group Inc. - Class A (c)	15	925
AutoZone Inc. (c)	16	2,769
Burger King Holdings Inc.	190	4,031
Cablevision Systems Corp. - Class A	54	1,299
Family Dollar Stores Inc.	135	4,935
Genuine Parts Co.	83	3,486
J.C. Penney Co. Inc.	111	3,564
Mattel Inc.	242	5,512
Newell Rubbermaid Inc.	89	1,348
Stanley Black & Decker Inc.	53	3,054
Viacom Inc. - Class B (c)	107	3,689
		36,905
CONSUMER STAPLES - 6.9%
Avon Products Inc.	52	1,744
Campbell Soup Co.	42	1,491
McCormick & Co. Inc.	88	3,391
Molson Coors Brewing Co.	72	3,020
Ralcorp Holdings Inc. (c)	48	3,281
		12,927
ENERGY - 7.1%
Arch Coal Inc.	44	1,008
Holly Corp. (e)	114	3,171
Massey Energy Co.	39	2,034
Tidewater Inc.	56	2,633
Valero Energy Corp.	61	1,198
Williams Cos. Inc.	139	3,216
		13,260
FINANCIALS - 16.6%
Ameriprise Financial Inc.	114	5,167
City National Corp. (e)	74	3,999
Fifth Third Bancorp	183	2,482
KeyCorp	169	1,307
Northern Trust Corp.	50	2,757
NYSE Euronext	45	1,338
PartnerRe Ltd.	23	1,857
Public Storage	26	2,383
RenaissanceRe Holdings Ltd.	49	2,759
St. Joe Co. (c) (e)	78	2,530
Tanger Factory Outlet Centers Inc.	27	1,157
TD Ameritrade Holding Corp. (c)	50	961
UDR Inc.	126	2,221
		30,918
HEALTH CARE - 10.3%
CareFusion Corp. (c)	105	2,762
Hospira Inc. (c)	45	2,544
Life Technologies Corp. (c)	35	1,818
Omnicare Inc.	53	1,508
Talecris Biotherapeutics Holdings Corp. (c)	160	3,181
Teleflex Inc.	51	3,287
Warner Chilcott Plc (c)	96	2,440
Zimmer Holdings Inc. (c)	28	1,681
		19,221
INDUSTRIALS - 8.9%
Corrections Corp. of America (c)	131	2,602
Dover Corp.	106	4,960
Foster Wheeler AG (c)	52	1,403
Parker Hannifin Corp.	54	3,483
Republic Services Inc. - Class A	98	2,829
Rockwell Collins Inc.	21	1,314
		16,591
INFORMATION TECHNOLOGY - 13.9%
Analog Devices Inc.	120	3,450
BMC Software Inc. (c)	61	2,318
Fidelity National Information Services Inc.	110	2,574
Ingram Micro Inc. - Class A (c)	219	3,842
Intuit Inc. (c)	85	2,926
Lexmark International Inc. (c)	68	2,435
NetApp Inc. (c)	42	1,358
NeuStar Inc. - Class A (c)	74	1,872
Symantec Corp. (c)	201	3,396
VeriSign Inc. (c)	63	1,649
		25,820
MATERIALS - 8.6%
Air Products & Chemicals Inc.	20	1,449
Ball Corp.	119	6,331
Cliffs Natural Resources Inc.	19	1,327
Compass Minerals International Inc. (e)	38	3,081
Nucor Corp.	49	2,201
Packaging Corp. of America	68	1,676
		16,065
UTILITIES - 4.5%
Allegheny Energy Inc.	72	1,648
American Electric Power Co. Inc.	114	3,907
Energen Corp.	59	2,745
		8,300

Total Common Stocks (cost $154,389)		180,007

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$ 525	22

Total Non-U.S. Government Agency Asset-Backed Securities (cost $525)		22

SHORT TERM INVESTMENTS - 6.8%
Mutual Funds - 3.5%
JNL Money Market Fund, 0.03% (a) (h)	6,583	6,583

Securities Lending Collateral - 3.3%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	1,795	1,795
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	4,306	4,306
		6,101

Total Short Term Investments (cost $12,684)		12,684

Total Investments - 103.4% (cost $167,598)		192,713
Other Assets and Liabilities, Net - (3.4%)		(6,367)
Total Net Assets - 100%		$ 186,346

JNL/M&G Global Basics Fund
COMMON STOCKS - 95.0%
CONSUMER DISCRETIONARY - 8.6%
Compagnie des Alpes (e)	32	$ 1,090
Compagnie Financiere Richemont SA	11	411
Hongkong & Shanghai Hotels (e) (u)	2,008	3,104
Starbucks Corp. (c)	132	3,201
Yum! Brands Inc.	82	3,155
		10,961
CONSUMER STAPLES - 22.5%
Agrana Beteiligungs AG	19	1,826
Baron de Ley SA (c)	15	702
Colgate-Palmolive Co.	47	4,041
Constellation Brands Inc. - Class A (c)	211	3,466
Corn Products International Inc.	98	3,390
Elizabeth Arden Inc. (c)	55	997
Kerry Group Plc	108	3,342
Marico Ltd.	52	125
Petra Foods Ltd.	10	9
Pilgrim's Pride Corp. (c)	142	1,509
PZ Cussons Plc	473	1,953
Unilever Plc	168	4,936
Wimm-Bill-Dann Foods OJSC - ADR (c) (e)	109	2,442
		28,738
ENERGY - 6.4%
Alliance Resource Partners LP	7	285
Aquila Resources Ltd. (c) (e)	216	2,085
Chevron Corp.	8	573
Tap Oil Ltd. (c)	101	95
Tullow Oil Plc	269	5,108
		8,146
FINANCIALS - 1.8%
AMMB Holdings Bhd	1,497	2,293

HEALTH CARE - 4.3%
Ansell Ltd.	375	4,180
Dentsply International Inc.	29	1,000
Genus Plc	27	281
		5,461
INDUSTRIALS - 16.5%
Acuity Brands Inc.	47	1,971
Aggreko Plc	39	712
DP World Ltd.	1,512	779
European Aeronautic Defence & Space Co. NV	100	2,017
Fraser and Neave Ltd.	1,638	5,620
G4S Plc	200	795
Noble Group Ltd. (e)	1,779	3,891
QinetiQ Group Plc	785	1,596
United Technologies Corp.	29	2,158
Wienerberger AG (c)	84	1,628
		21,167
MATERIALS - 34.9%
Aber Diamond Corp. (c)	63	617
AMCOL International Corp.	55	1,488
Arkema SA	64	2,355
Eramet (e)	15	5,126
Iluka Resources Ltd. (c) (e)	683	2,745
Imerys SA	74	4,553
Johnson Matthey Plc	127	3,357
K+S AG (e)	34	2,066
Lonmin Plc (c)	173	5,352
Minerals Technologies Inc.	3	155
Panoramic Resources Ltd. (e)	316	696
Resolute Mining Ltd. (c)	498	452
Schnitzer Steel Industries Inc. - Class A	19	982
Scotts Miracle-Gro Co.	66	3,041
Sherritt International Corp.	424	3,366
Sims Metal Management Ltd. (e)	251	4,991
St. Barbara Ltd. (c)	1,157	271
Symrise AG	122	2,916
White Energy Co. Ltd. (c)	34	80
		44,609

Total Common Stocks (cost $109,607)		121,375

PREFERRED STOCKS - 0.1%
INDUSTRIALS - 0.1%
Villeroy & Boch AG	26	177

Total Preferred Stocks (cost $189)		177

SHORT TERM INVESTMENTS - 11.9%
Mutual Funds - 5.2%
JNL Money Market Fund, 0.03% (a) (h)	6,743	6,743

Securities Lending Collateral - 6.7%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	8,536	8,536

Total Short Term Investments (cost $15,279)		15,279

Total Investments - 107.0% (cost $125,075)		136,831
Other Assets and Liabilities, Net - (7.0%)		(8,969)
Total Net Assets - 100%		$ 127,862

JNL/M&G Global Leaders Fund
COMMON STOCKS - 94.8%
CONSUMER DISCRETIONARY - 6.8%
H&R Block Inc.	17	$ 303
Home Depot Inc.	12	378
Macy's Inc.	11	235
Time Warner Cable Inc.	5	267
Whirlpool Corp.	2	209
		1,392
CONSUMER STAPLES - 9.7%
Carrefour SA	7	315
Heineken Holding NV	9	413
Kerry Group Plc	14	428
Kobayashi Pharmaceutical Co. Ltd.	6	226
Lawson Inc.	8	354
Metro AG	5	278
		2,014
ENERGY - 11.6%
Anadarko Petroleum Corp.	5	357
BP Plc	38	356
Forest Oil Corp. (c)	10	256
Hess Corp.	5	313
Marathon Oil Corp.	10	304
Mariner Energy Inc. (c)	13	195
Noble Corp. (c)	6	242
TransCanada Corp.	10	370
		2,393
FINANCIALS - 14.9%
China Citic Bank	268	201
Credit Suisse Group AG	6	323
GAM Holding Ltd. (c)	18	215
HSBC Holdings Plc	39	393
ING Groep NV (c)	37	367
JPMorgan Chase & Co.	11	506
Krung Thai Bank Public Company Ltd.	51	19
State Bank of India Ltd. - GDR	2	215
Unum Group	14	352
Wells Fargo & Co.	16	489
		3,080
HEALTH CARE - 9.1%
Astellas Pharma Inc. (e)	11	387
AstraZeneca Plc	8	338
Daiichi Sankyo Co. Ltd. (e)	13	243
Merck & Co. Inc.	12	450
Pfizer Inc.	27	470
		1,888
INDUSTRIALS - 14.6%
A P Moller - Maersk A/S Class B	-	160
AGCO Corp. (c) (e)	8	294
Hutchison Whampoa Ltd.	49	358
Kennametal Inc.	4	110
Nexans SA (e)	3	245
Norfolk Southern Corp.	6	354
Shanghai Industrial Holdings Ltd.	42	193
Siemens AG	3	316
Smiths Group Plc	17	300
Spirit Aerosystems Holdings Inc. (c)	11	248
Tianjin Development Holdings	198	118
Timken Co.	11	327
		3,023
INFORMATION TECHNOLOGY - 16.7%
eBay Inc. (c)	18	474
Google Inc. - Class A (c)	-	280
Ingram Micro Inc. - Class A (c)	17	298
Konica Minolta Holdings Inc. (e)	28	327
Marvell Technology Group Ltd. (c)	14	279
Microsoft Corp.	20	582
Parametric Technology Corp. (c)	17	298
SAP AG	6	270
Yahoo! Inc. (c)	20	324
Yokogawa Electric Corp. (c) (e)	38	327
		3,459
MATERIALS - 5.5%
Anglo American Plc (c)	8	334
Boral Ltd.	31	160
Koninklijke DSM NV (e)	8	374
ThyssenKrupp AG	8	262
		1,130
TELECOMMUNICATION SERVICES - 3.8%
SK Telecom Co. Ltd. - ADR	22	372
Vodafone Group Plc	181	417
		789
UTILITIES - 2.1%
E.ON AG	9	342
EDP - Energias do Brasil SA	5	101
		443

Total Common Stocks (cost $16,908)		19,611

PREFERRED STOCKS - 2.4%
INFORMATION TECHNOLOGY - 2.4%
Samsung Electronics Co. Ltd.	1	496

Total Preferred Stocks (cost $347)		496

SHORT TERM INVESTMENTS - 10.0%
Mutual Funds - 2.5%
JNL Money Market Fund, 0.03% (a) (h)	523	523

Securities Lending Collateral - 7.5%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	1,554	1,554

Total Short Term Investments (cost $2,077)		2,077

Total Investments - 107.2% (cost $19,332)		22,184
Other Assets and Liabilities, Net - (7.2%)		(1,494)
Total Net Assets - 100%		$ 20,690

JNL/Mellon Capital Management 10 X 10 Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/Mellon Capital Management Bond Index Fund (2.1%) (a)	1,747	$ 20,211
JNL/Mellon Capital Management International Index Fund (2.4%) (a)	1,652	19,754
JNL/Mellon Capital Management JNL 5 Fund (3.0%) (a)	13,084	102,319
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (4.0%) (a)	1,761	21,410
JNL/Mellon Capital Management S&P 500 Index Fund (1.9%) (a)	2,094	20,668
JNL/Mellon Capital Management Small Cap Index Fund (3.8%) (a)	1,953	21,328

Total Investment Funds (cost $200,278)		205,690

Total Investments - 100.0% (cost $200,278)		205,690
Other Assets and Liabilities, Net - 0.0%		71
Total Net Assets - 100%		$ 205,761

JNL/Mellon Capital Management Index 5 Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/Mellon Capital Management Bond Index Fund (4.9%) (a)	4,004	$ 46,331
JNL/Mellon Capital Management International Index Fund (5.5%) (a)	3,786	45,284
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (9.1%) (a)	4,036	49,079
JNL/Mellon Capital Management S&P 500 Index Fund (4.4%) (a)	4,800	47,378
JNL/Mellon Capital Management Small Cap Index Fund (8.6%) (a)	4,477	48,890

Total Investment Funds (cost $208,655)		236,962

Total Investments - 100.0% (cost $208,655)		236,962
Other Assets and Liabilities, Net - 0.0%		75
Total Net Assets - 100%		$ 237,037

JNL/Mellon Capital Management European 30 Fund
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 6.3%
Next Plc	15	$ 507
Vivendi SA	17	462
		969
CONSUMER STAPLES - 3.4%
Colruyt SA	2	529

ENERGY - 9.5%
BP Plc	54	507
Royal Dutch Shell Plc - Class B	18	485
Total SA	8	463
		1,455
FINANCIALS - 17.5%
CNP Assurances SA	5	505
Hannover Rueckversicherung AG (c)	11	547
Legal & General Group Plc	399	533
Topdanmark A/S (c)	4	495
Zurich Financial Services AG	2	608
		2,688
HEALTH CARE - 27.0%
AstraZeneca Plc	11	489
Celesio AG	20	653
GlaxoSmithKline Plc	24	464
H Lundbeck A/S	28	536
Novartis AG	10	513
Roche Holding AG	3	496
Sanofi-Aventis SA	7	490
Smith & Nephew Plc	50	501
		4,142
INDUSTRIALS - 7.3%
Balfour Beatty Plc	124	553
Societe BIC SA	7	574
		1,127
MATERIALS - 3.6%
Svenska Cellulosa AB (c)	39	549

TELECOMMUNICATION SERVICES - 12.6%
France Telecom SA	21	493
Koninklijke KPN NV	30	480
Mobistar SA	7	461
Swisscom AG	1	491
		1,925
UTILITIES - 12.7%
ENEL SpA	89	500
Gas Natural SDG SA	24	443
RWE AG	5	469
Snam Rete Gas SpA	104	529
		1,941

Total Common Stocks (cost $15,427)		15,325

SHORT TERM INVESTMENTS - 0.8%
Mutual Funds - 0.8%
JNL Money Market Fund, 0.03% (a) (h)	128	128

Total Short Term Investments (cost $128)		128

Total Investments - 100.7% (cost $15,555)		15,453
Other Assets and Liabilities, Net - (0.7%)		(115)
Total Net Assets - 100%		$ 15,338

JNL/Mellon Capital Management Pacific Rim 30 Fund
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 7.0%
Esprit Holdings Ltd.	126	$ 991
Tabcorp Holdings Ltd.	134	850
		1,841
CONSUMER STAPLES - 15.8%
FamilyMart Co. Ltd. (e)	28	904
Foster's Group Ltd. (e)	170	823
Metcash Ltd.	209	793
Nisshin Seifun Group Inc. (e)	62	800
Woolworths Ltd.	33	856
		4,176
FINANCIALS - 12.8%
Bank of Yokohama Ltd.	185	906
China Bank Ltd.	141	843
Hang Seng Bank Ltd. (e)	56	786
Stockland (e)	236	864
		3,399
HEALTH CARE - 10.0%
Alfresa Holdings Corp.	21	910
Chugai Pharmaceutical Co. Ltd. (e)	45	844
Suzuken Co. Ltd. (e)	26	899
		2,653
INDUSTRIALS - 10.2%
East Japan Railway Co.	13	926
Hong Kong Aircraft Engineering Co. Ltd.	65	815
Sumitomo Corp. (e)	83	952
		2,693
MATERIALS - 3.2%
Sims Metal Management Ltd. (e)	42	834

TELECOMMUNICATION SERVICES - 18.7%
KDDI Corp.	-	818
Nippon Telegraph & Telephone Corp.	21	898
NTT DoCoMo Inc. (e)	1	918
Singapore Telecommunications Ltd.	379	859
Telecom Corp. of New Zealand Ltd.	458	707
Telstra Corp. Ltd.	272	747
		4,947
UTILITIES - 20.0%
Cheung Kong Infrastructure Holdings Ltd.	219	848
CLP Holdings Ltd. (e)	124	883
Hokuriku Electric Power Co.	39	849
Hongkong Electric Holdings Ltd.	154	910
Tokyo Electric Power Co. Inc. (e)	33	888
Tokyo Gas Co. Ltd.	210	925
		5,303

Total Common Stocks (cost $25,585)		25,846

SHORT TERM INVESTMENTS - 24.1%
Mutual Funds - 1.1%
JNL Money Market Fund, 0.03% (a) (h)	299	299

Securities Lending Collateral - 23.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	6,068	6,068

Total Short Term Investments (cost $6,367)		6,367

Total Investments - 121.8% (cost $31,952)		32,213
Other Assets and Liabilities, Net - (21.8%)		(5,755)
Total Net Assets - 100%		$ 26,458

JNL/Mellon Capital Management S&P 500 Index Fund
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 9.9%
Abercrombie & Fitch Co. - Class A	9	$ 413
Amazon.com Inc. (c)	34	4,667
Apollo Group Inc. - Class A (c)	13	771
AutoNation Inc. (c) (e)	8	150
AutoZone Inc. (c)	3	509
Bed Bath & Beyond Inc. (c)	26	1,123
Best Buy Co. Inc.	35	1,471
Big Lots Inc. (c)	8	292
Carnival Corp. (c)	44	1,700
CBS Corp. - Class B	66	923
Coach Inc.	31	1,231
Comcast Corp. - Class A	285	5,363
Darden Restaurants Inc.	14	634
DeVry Inc.	6	405
DirecTV - Class A (c)	94	3,178
Discovery Communications Inc. - Class A (c)	29	971
DR Horton Inc.	26	329
Eastman Kodak Co. (c)	24	137
Expedia Inc. (c)	22	539
Family Dollar Stores Inc.	14	508
Ford Motor Co. (c) (e)	338	4,253
Fortune Brands Inc.	15	718
GameStop Corp. - Class A (c) (e)	15	336
Gannett Co. Inc.	22	367
Gap Inc.	47	1,075
Genuine Parts Co.	16	682
Goodyear Tire & Rubber Co. (c)	23	288
H&R Block Inc.	33	586
Harley-Davidson Inc.	24	669
Harman International Industries Inc. (c)	7	329
Hasbro Inc.	12	477
Home Depot Inc.	171	5,523
International Game Technology	30	560
Interpublic Group of Cos. Inc. (c) (e)	46	381
J.C. Penney Co. Inc.	23	747
Johnson Controls Inc.	68	2,230
Kohl's Corp. (c)	31	1,692
Leggett & Platt Inc. (e)	15	319
Lennar Corp.	16	283
Limited Brands Inc.	26	649
Lowe's Cos. Inc.	148	3,585
Macy's Inc.	41	900
Marriott International Inc. - Class A	26	816
Mattel Inc.	35	807
McDonald's Corp.	108	7,205
McGraw-Hill Cos. Inc.	32	1,137
Meredith Corp. (e)	3	120
New York Times Co. - Class A (c)	11	126
Newell Rubbermaid Inc.	28	424
News Corp. - Class A	227	3,264
Nike Inc. - Class B	39	2,882
Nordstrom Inc.	16	665
Office Depot Inc. (c)	29	231
Omnicom Group Inc.	30	1,180
O'Reilly Automotive Inc. (c)	14	586
Polo Ralph Lauren Corp.	6	488
Priceline.com Inc. (c)	5	1,174
Pulte Homes Inc. (c)	30	335
RadioShack Corp.	12	270
Ross Stores Inc.	13	673
Scripps Networks Interactive Inc.	8	372
Sears Holdings Corp. (c) (e)	5	536
Sherwin-Williams Co.	9	634
Stanley Black & Decker Inc.	16	917
Staples Inc.	73	1,718
Starbucks Corp. (c)	75	1,817
Starwood Hotels & Resorts Worldwide Inc. (e)	19	884
Target Corp.	76	3,976
Tiffany & Co.	13	602
Time Warner Cable Inc.	36	1,893
Time Warner Inc.	116	3,614
TJX Cos. Inc.	42	1,797
Urban Outfitters Inc. (c)	13	488
VF Corp.	9	722
Viacom Inc. - Class B (c)	61	2,102
Walt Disney Co. (e)	195	6,797
Washington Post Co.	1	262
Whirlpool Corp. (e)	7	638
Wyndham Worldwide Corp.	18	461
Wynn Resorts Ltd.	7	537
Yum! Brands Inc. (e)	47	1,812
		106,925
CONSUMER STAPLES - 11.0%
Altria Group Inc.	209	4,289
Archer-Daniels-Midland Co.	65	1,870
Avon Products Inc.	43	1,460
Brown-Forman Corp. - Class B	11	659
Campbell Soup Co.	19	658
Clorox Co.	14	877
Coca-Cola Co.	231	12,719
Coca-Cola Enterprises Inc.	31	862
Colgate-Palmolive Co.	50	4,229
ConAgra Foods Inc.	45	1,123
Constellation Brands Inc. - Class A (c)	20	332
Costco Wholesale Corp.	44	2,638
CVS Caremark Corp.	140	5,106
Dean Foods Co. (c)	19	296
Dr. Pepper Snapple Group Inc.	25	878
Estee Lauder Cos. Inc.	12	753
General Mills Inc.	33	2,347
Hershey Co.	16	700
HJ Heinz Co.	32	1,454
Hormel Foods Corp.	7	303
JM Smucker Co.	12	705
Kellogg Co.	26	1,374
Kimberly-Clark Corp.	42	2,633
Kraft Foods Inc. - Class A	174	5,273
Kroger Co.	66	1,420
Lorillard Inc.	16	1,180
McCormick & Co. Inc.	13	501
Mead Johnson Nutrition Co.	20	1,040
Molson Coors Brewing Co.	15	651
PepsiCo Inc.	164	10,848
Philip Morris International Inc.	189	9,844
Procter & Gamble Co.	291	18,432
Reynolds American Inc.	17	892
Safeway Inc.	40	988
Sara Lee Corp.	68	950
SUPERVALU Inc.	22	365
Sysco Corp.	60	1,761
Tyson Foods Inc.	30	583
Walgreen Co.	99	3,672
Wal-Mart Stores Inc.	214	11,902
Whole Foods Market Inc. (c)	17	627
		119,194
ENERGY - 10.6%
Anadarko Petroleum Corp.	50	3,605
Apache Corp.	34	3,433
Baker Hughes Inc. (e)	31	1,473
BJ Services Co.	30	639
Cabot Oil & Gas Corp. - Class A	11	393
Cameron International Corp. (c)	24	1,024
Chesapeake Energy Corp.	66	1,553
Chevron Corp.	201	15,277
ConocoPhillips	149	7,636
Consol Energy Inc.	22	939
Denbury Resources Inc. (c)	38	648
Devon Energy Corp.	45	2,895
Diamond Offshore Drilling Inc. (e)	7	628
El Paso Corp.	69	747
EOG Resources Inc.	25	2,362
Exxon Mobil Corp.	473	31,712
FMC Technologies Inc. (c)	12	776
Halliburton Co.	91	2,742
Helmerich & Payne Inc.	10	391
Hess Corp.	29	1,835
Marathon Oil Corp.	71	2,254
Massey Energy Co.	9	465
Murphy Oil Corp.	19	1,088
Nabors Industries Ltd. (c)	28	547
National Oilwell Varco Inc.	42	1,710
Noble Energy Inc.	18	1,285
Occidental Petroleum Corp.	82	6,890
Peabody Energy Corp.	27	1,240
Pioneer Natural Resources Co.	11	640
Range Resources Corp.	15	724
Rowan Cos. Inc. (c)	12	337
Schlumberger Ltd.	120	7,621
Smith International Inc.	25	1,077
Southwestern Energy Co. (c)	35	1,421
Spectra Energy Corp.	65	1,471
Sunoco Inc.	12	359
Tesoro Corp.	13	177
Valero Energy Corp.	57	1,124
Williams Cos. Inc.	59	1,360
XTO Energy Inc.	59	2,768
		115,266
FINANCIALS - 16.1%
AFLAC Inc.	47	2,562
Allstate Corp.	54	1,747
American Express Co.	120	4,959
American International Group Inc. (c) (e)	14	470
Ameriprise Financial Inc.	26	1,171
AON Corp.	27	1,143
Apartment Investment & Management Co.	12	227
Assurant Inc.	11	380
AvalonBay Communities Inc.	8	715
Bank of America Corp.	1,006	17,962
Bank of New York Mellon Corp. (a)	121	3,749
BB&T Corp.	70	2,251
Berkshire Hathaway Inc. - Class B (c)	166	13,492
Boston Properties Inc.	14	1,062
Capital One Financial Corp.	46	1,899
CB Richard Ellis Group Inc. - Class A (c)	25	403
Charles Schwab Corp.	98	1,840
Chubb Corp.	33	1,716
Cincinnati Financial Corp.	16	471
Citigroup Inc. (c)	1,972	7,987
CME Group Inc.	7	2,120
Comerica Inc.	18	673
Discover Financial Services	53	795
E*Trade Financial Corp. (c)	159	262
Equity Residential (e)	28	1,115
Federated Investors Inc. - Class B (e)	8	224
Fifth Third Bancorp	78	1,057
First Horizon National Corp. (c)	23	327
Franklin Resources Inc. (e)	15	1,658
Genworth Financial Inc. - Class A (c)	50	910
Goldman Sachs Group Inc.	53	9,010
Hartford Financial Services Group Inc.	39	1,106
HCP Inc.	29	946
Health Care REIT Inc.	13	571
Host Hotels & Resorts Inc. (c)	66	971
Hudson City Bancorp Inc. (e)	47	659
Huntington Bancshares Inc.	68	363
IntercontinentalExchange Inc. (c)	7	807
Invesco Ltd.	42	919
Janus Capital Group Inc.	17	249
JPMorgan Chase & Co.	399	17,833
KeyCorp (e)	86	670
Kimco Realty Corp.	41	645
Legg Mason Inc. (e)	16	466
Leucadia National Corp. (c)	19	481
Lincoln National Corp.	30	908
Loews Corp.	35	1,313
M&T Bank Corp. (e)	8	672
Marsh & McLennan Cos. Inc.	54	1,311
Marshall & Ilsley Corp.	54	436
MetLife Inc.	82	3,568
Moody's Corp.	20	596
Morgan Stanley	140	4,114
NASDAQ OMX Group Inc. (c)	15	318
Northern Trust Corp.	24	1,347
NYSE Euronext	26	757
People's United Financial Inc.	38	592
Plum Creek Timber Co. Inc.	17	645
PNC Financial Services Group Inc.	52	3,103
Principal Financial Group Inc.	31	915
Progressive Corp. (c)	66	1,257
ProLogis	48	636
Prudential Financial Inc.	47	2,829
Public Storage	14	1,260
Regions Financial Corp.	116	913
Simon Property Group Inc.	29	2,448
SLM Corp. (c)	50	620
State Street Corp.	50	2,250
SunTrust Banks Inc.	50	1,349
T. Rowe Price Group Inc.	26	1,435
Torchmark Corp.	8	445
Travelers Cos. Inc.	52	2,786
U.S. Bancorp	192	4,973
Unum Group (e)	33	808
Ventas Inc. (e)	15	731
Vornado Realty Trust	16	1,205
Wells Fargo & Co.	520	16,172
XL Capital Ltd. - Class A	35	658
Zions Bancorporation (e)	16	339
		174,752
HEALTH CARE - 11.9%
Abbott Laboratories	156	8,208
Aetna Inc.	43	1,526
Allergan Inc.	31	2,022
AmerisourceBergen Corp. (e)	28	815
Amgen Inc. (c)	98	5,876
Baxter International Inc.	61	3,525
Becton Dickinson & Co.	24	1,869
Biogen Idec Inc. (c)	27	1,558
Boston Scientific Corp. (c)	147	1,065
Bristol-Myers Squibb Co.	172	4,597
Cardinal Health Inc.	36	1,314
CareFusion Corp. (c)	17	462
Celgene Corp. (c)	46	2,864
Cephalon Inc. (c)	7	505
CIGNA Corp.	28	1,019
Coventry Health Care Inc. (c)	15	377
CR Bard Inc.	9	818
DaVita Inc. (c)	10	665
Dentsply International Inc.	14	494
Eli Lilly & Co.	102	3,693
Express Scripts Inc. (c)	28	2,817
Forest Laboratories Inc. (c)	30	925
Genzyme Corp. (c)	27	1,390
Gilead Sciences Inc. (c)	91	4,127
Hospira Inc. (c)	17	942
Humana Inc. (c)	17	777
Intuitive Surgical Inc. (c)	4	1,367
Johnson & Johnson	276	17,997
King Pharmaceuticals Inc. (c)	26	303
Laboratory Corp. of America Holdings (c)	10	787
Life Technologies Corp. (c)	18	958
McKesson Corp.	27	1,784
Medco Health Solutions Inc. (c)	47	3,012
Medtronic Inc.	111	4,995
Merck & Co. Inc.	313	11,674
Millipore Corp. (c)	6	590
Mylan Inc. (c) (e)	31	708
Patterson Cos. Inc. (c)	10	301
PerkinElmer Inc.	12	292
Pfizer Inc.	810	13,884
Quest Diagnostics Inc.	15	885
St. Jude Medical Inc. (c)	33	1,340
Stryker Corp.	28	1,630
Tenet Healthcare Corp. (c)	44	254
Thermo Fisher Scientific Inc. (c)	41	2,120
UnitedHealth Group Inc.	116	3,799
Varian Medical Systems Inc. (c)	12	678
Waters Corp. (c)	10	643
Watson Pharmaceuticals Inc. (c)	11	445
WellPoint Inc. (c)	45	2,874
Zimmer Holdings Inc. (c)	21	1,273
		128,843
INDUSTRIALS - 10.2%
3M Co.	71	5,972
Avery Dennison Corp.	10	382
Boeing Co.	76	5,519
Caterpillar Inc.	63	3,945
CH Robinson Worldwide Inc.	16	916
Cintas Corp.	13	353
CSX Corp.	39	1,999
Cummins Inc.	20	1,221
Danaher Corp.	26	2,108
Deere & Co.	43	2,536
Dover Corp.	18	852
Dun & Bradstreet Corp.	5	389
Eaton Corp.	16	1,227
Emerson Electric Co.	76	3,806
Equifax Inc.	13	464
Expeditors International Washington Inc. (e)	21	769
Fastenal Co. (e)	13	624
FedEx Corp.	31	2,939
First Solar Inc. (c) (e)	5	609
Flowserve Corp.	6	628
Fluor Corp.	18	815
General Dynamics Corp.	39	2,994
General Electric Co.	1,070	19,477
Goodrich Corp.	13	896
Honeywell International Inc.	77	3,479
Illinois Tool Works Inc.	39	1,845
Iron Mountain Inc. (c)	18	498
ITT Corp.	18	958
Jacobs Engineering Group Inc. (c)	13	575
L-3 Communications Holdings Inc.	11	1,041
Lockheed Martin Corp.	32	2,639
Masco Corp.	37	569
Norfolk Southern Corp.	37	2,080
Northrop Grumman Systems Corp.	30	1,999
PACCAR Inc.	37	1,591
Pall Corp.	12	475
Parker Hannifin Corp.	16	1,055
Pitney Bowes Inc.	21	506
Precision Castparts Corp.	14	1,809
Quanta Services Inc. (c)	22	414
Raytheon Co.	38	2,179
Republic Services Inc. - Class A	32	917
Robert Half International Inc.	15	460
Rockwell Automation Inc.	14	788
Rockwell Collins Inc.	15	963
Roper Industries Inc.	9	526
RR Donnelley & Sons Co.	21	440
Ryder System Inc.	5	197
Snap-On Inc.	6	242
Southwest Airlines Co.	73	959
Stericycle Inc. (c)	8	459
Textron Inc.	28	589
Union Pacific Corp.	51	3,722
United Parcel Service Inc. - Class B	100	6,420
United Technologies Corp.	94	6,919
Waste Management Inc.	49	1,681
WW Grainger Inc. (e)	6	672
		111,106
INFORMATION TECHNOLOGY - 18.4%
Adobe Systems Inc. (c)	53	1,867
Advanced Micro Devices Inc. (c)	56	522
Agilent Technologies Inc. (c)	35	1,211
Akamai Technologies Inc. (c)	18	552
Altera Corp.	29	706
Amphenol Corp. - Class A	17	711
Analog Devices Inc.	30	871
Apple Inc. (c)	91	21,366
Applied Materials Inc.	135	1,824
Autodesk Inc. (c)	23	666
Automatic Data Processing Inc.	51	2,259
BMC Software Inc. (c)	18	685
Broadcom Corp. - Class A (c)	43	1,443
CA Inc.	39	910
Cisco Systems Inc. (c)	574	14,950
Citrix Systems Inc. (c)	18	850
Cognizant Technology Solutions Corp. (c)	30	1,529
Computer Sciences Corp. (c)	16	850
Compuware Corp. (c)	24	203
Corning Inc.	157	3,167
Dell Inc. (c)	173	2,600
eBay Inc. (c)	114	3,062
Electronic Arts Inc. (c)	32	605
EMC Corp. (c)	206	3,721
Fidelity National Information Services Inc.	32	752
Fiserv Inc. (c)	15	767
FLIR Systems Inc. (c)	15	428
Google Inc. - Class A (c)	24	13,746
Harris Corp.	13	633
Hewlett-Packard Co.	236	12,552
Intel Corp.	554	12,336
International Business Machines Corp.	130	16,711
Intuit Inc. (c)	31	1,063
Jabil Circuit Inc.	19	313
JDS Uniphase Corp. (c)	22	270
Juniper Networks Inc. (c) (e)	53	1,625
KLA-Tencor Corp. (e)	17	527
Lexmark International Inc. (c)	8	274
Linear Technology Corp. (e)	22	621
LSI Corp. (c)	66	403
MasterCard Inc.	10	2,466
McAfee Inc. (c)	16	623
MEMC Electronic Materials Inc. (c)	21	324
Microchip Technology Inc. (e)	18	516
Micron Technology Inc. (c)	83	867
Microsoft Corp.	765	22,399
Molex Inc.	14	288
Monster Worldwide Inc. (c) (e)	12	201
Motorola Inc. (c)	233	1,636
National Semiconductor Corp. (e)	24	345
NetApp Inc. (c)	35	1,133
Novell Inc. (c)	37	220
Novellus Systems Inc. (c)	9	223
Nvidia Corp. (c)	54	943
Oracle Corp.	392	10,076
Paychex Inc. (e)	31	965
QLogic Corp. (c)	10	205
QUALCOMM Inc.	169	7,084
Red Hat Inc. (c)	19	564
SAIC Inc. (c)	31	550
Salesforce.com Inc. (c)	11	831
SanDisk Corp. (c)	23	804
Symantec Corp. (c)	81	1,376
Tellabs Inc. (c)	39	298
Teradata Corp. (c)	17	493
Teradyne Inc. (c)	17	189
Texas Instruments Inc.	125	3,055
Total System Services Inc.	20	320
VeriSign Inc. (c)	19	500
Visa Inc. - Class A	45	4,082
Western Digital Corp. (c)	23	905
Western Union Co.	68	1,146
Xerox Corp.	136	1,330
Xilinx Inc.	27	694
Yahoo! Inc. (c)	120	1,981
		199,783
MATERIALS - 3.4%
Air Products & Chemicals Inc.	21	1,581
Airgas Inc.	8	521
AK Steel Holding Corp.	10	239
Alcoa Inc.	103	1,465
Allegheny Technologies Inc.	10	531
Ball Corp.	9	501
Bemis Co. Inc.	10	294
CF Industries Holdings Inc.	5	442
Cliffs Natural Resources Inc.	14	974
Dow Chemical Co.	116	3,419
Eastman Chemical Co.	7	475
Ecolab Inc.	23	1,020
EI Du Pont de Nemours & Co.	91	3,383
FMC Corp.	7	439
Freeport-McMoRan Copper & Gold Inc.	43	3,615
International Flavors & Fragrances Inc.	8	380
International Paper Co.	42	1,042
MeadWestvaco Corp.	18	449
Monsanto Co.	55	3,915
Newmont Mining Corp.	49	2,515
Nucor Corp.	32	1,441
Owens-Illinois Inc. (c)	17	599
Pactiv Corp. (c)	12	314
PPG Industries Inc.	16	1,067
Praxair Inc.	31	2,557
Sealed Air Corp.	15	314
Sigma-Aldrich Corp.	12	643
Titanium Metals Corp. (c)	7	119
United States Steel Corp. (e)	15	925
Vulcan Materials Co.	13	608
Weyerhaeuser Co.	21	936
		36,723
TELECOMMUNICATION SERVICES - 2.7%
American Tower Corp. (c)	41	1,728
AT&T Inc.	592	15,298
CenturyTel Inc.	30	1,076
Frontier Communications Corp. (e)	30	224
MetroPCS Communications Inc. (c) (e)	23	165
Qwest Communications International Inc.	146	760
Sprint Nextel Corp. (c)	301	1,143
Verizon Communications Inc.	285	8,827
Windstream Corp.	44	475
		29,696
UTILITIES - 3.4%
AES Corp. (c)	65	718
Allegheny Energy Inc.	17	401
Ameren Corp.	24	629
American Electric Power Co. Inc.	48	1,646
CenterPoint Energy Inc.	40	576
CMS Energy Corp.	22	334
Consolidated Edison Inc.	28	1,265
Constellation Energy Group Inc.	20	694
Dominion Resources Inc.	60	2,482
DTE Energy Co.	16	723
Duke Energy Corp.	132	2,151
Edison International	32	1,088
Entergy Corp.	19	1,552
EQT Corp.	13	529
Exelon Corp.	66	2,907
FirstEnergy Corp.	31	1,203
FPL Group Inc.	42	2,011
Integrys Energy Group Inc. (e)	8	374
Nicor Inc.	5	201
NiSource Inc.	28	449
Northeast Utilities	18	497
NRG Energy Inc. (c)	25	528
Oneok Inc.	10	458
Pepco Holdings Inc. (e)	21	356
PG&E Corp.	37	1,587
Pinnacle West Capital Corp.	10	359
PPL Corp.	37	1,021
Progress Energy Inc.	29	1,131
Public Service Enterprise Group Inc.	51	1,505
Questar Corp.	17	740
SCANA Corp.	11	418
Sempra Energy	25	1,244
Southern Co.	82	2,736
TECO Energy Inc.	22	343
Wisconsin Energy Corp.	12	569
Xcel Energy Inc.	45	946
		36,371

Total Common Stocks (cost $988,940)		1,058,659

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$ 915	39

Total Non-U.S. Government Agency Asset-Backed Securities (cost $915)		39

SHORT TERM INVESTMENTS - 3.9%
Mutual Funds - 2.1%
JNL Money Market Fund, 0.03% (a) (h)	23,632	23,632

Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	5,854	5,854
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	11,426	11,426
		17,280
U.S. Treasury Securities - 0.2%
U.S. Treasury Bill, 0.13%, 06/10/10 (o)	2,100	2,099

Total Short Term Investments (cost $43,011)		43,011

Total Investments - 101.5% (cost $1,032,866)		1,101,709
Other Assets and Liabilities, Net - (1.5%)		(16,700)
Total Net Assets - 100%		$ 1,085,009

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 14.4%
99 Cents Only Stores (c)	24	$ 396
Aaron's Inc.	29	969
Advance Auto Parts Inc.	51	2,130
Aeropostale Inc. (c)	55	1,576
American Eagle Outfitters Inc.	114	2,119
American Greetings Corp.	21	444
AnnTaylor Stores Corp. (c)	33	678
Bally Technologies Inc. (c)	30	1,236
Barnes & Noble Inc. (e)	22	477
Bob Evans Farms Inc.	17	516
BorgWarner Inc. (c)	64	2,458
Boyd Gaming Corp. (c) (e)	31	310
Brinker International Inc.	55	1,056
Brink's Home Security Holdings Inc. (c)	25	1,077
Burger King Holdings Inc.	49	1,046
Career Education Corp. (c)	36	1,154
Carmax Inc. (c) (e)	123	3,080
Cheesecake Factory Inc. (c)	33	904
Chico's FAS Inc. (c)	98	1,416
Chipotle Mexican Grill Inc. - Class A (c)	17	1,959
Coldwater Creek Inc. (c) (e)	31	213
Collective Brands Inc. (c)	36	808
Corinthian Colleges Inc. (c) (e)	47	825
Dick's Sporting Goods Inc. (c)	49	1,288
Dollar Tree Inc. (c)	49	2,876
DreamWorks Animation SKG Inc. (c)	42	1,644
Foot Locker Inc.	86	1,299
Fossil Inc. (c)	27	1,006
Gentex Corp.	77	1,488
Guess? Inc.	32	1,508
HanesBrands Inc. (c)	53	1,464
Harte-Hanks Inc.	21	268
International Speedway Corp. - Class A	16	404
ITT Educational Services Inc. (c) (e)	16	1,846
J Crew Group Inc. (c)	31	1,417
John Wiley & Sons Inc.	23	990
KB Home	40	665
Lamar Advertising Co. (c)	29	1,013
Life Time Fitness Inc. (c) (e)	22	613
LKQ Corp. (c)	78	1,583
Matthews International Corp. - Class A (e)	16	579
MDC Holdings Inc.	21	722
Mohawk Industries Inc. (c)	31	1,683
NetFlix Inc. (c) (e)	23	1,696
NVR Inc. (c)	3	2,446
Panera Bread Co. - Class A (c)	18	1,343
PetSmart Inc.	68	2,175
Phillips-Van Heusen Corp.	29	1,636
Regis Corp.	32	597
Rent-A-Center Inc. (c)	36	860
Ryland Group Inc.	25	550
Saks Inc. (c) (e)	84	723
Scholastic Corp.	14	386
Scientific Games Corp. - Class A (c)	35	492
Service Corp. International	140	1,287
Sotheby's - Class A	37	1,157
Strayer Education Inc. (e)	8	1,873
Thor Industries Inc.	19	575
Timberland Co. - Class A (c)	23	489
Toll Brothers Inc. (c)	77	1,609
Tupperware Brands Corp.	35	1,677
Under Armour Inc. - Class A (c) (e)	20	595
Warnaco Group Inc. (c)	25	1,204
Wendy's/Arby's Group Inc.	193	966
Williams-Sonoma Inc.	59	1,539
WMS Industries Inc. (c)	29	1,218
		78,296
CONSUMER STAPLES - 3.8%
Alberto-Culver Co.	47	1,236
BJ's Wholesale Club Inc. (c) (e)	31	1,138
Church & Dwight Co. Inc.	39	2,603
Corn Products International Inc.	41	1,436
Energizer Holdings Inc. (c)	38	2,413
Flowers Foods Inc. (e)	41	1,022
Green Mountain Coffee Roasters Inc. (c)	19	1,866
Hansen Natural Corp. (c)	38	1,648
Lancaster Colony Corp.	10	615
NBTY Inc. (c)	35	1,672
Ralcorp Holdings Inc. (c)	30	2,044
Ruddick Corp. (e)	23	718
Smithfield Foods Inc. (c)	78	1,617
Tootsie Roll Industries Inc. (e)	14	388
Universal Corp.	13	697
		21,113
ENERGY - 5.8%
Arch Coal Inc. (e)	90	2,045
Atwood Oceanics Inc. (c)	31	1,085
Bill Barrett Corp. (c)	20	619
Cimarex Energy Co.	46	2,740
Comstock Resources Inc. (c)	26	830
Exterran Holdings Inc. (c) (e)	35	837
Forest Oil Corp. (c) (e)	62	1,601
Frontier Oil Corp.	56	758
Helix Energy Solutions Group Inc. (c)	49	643
Mariner Energy Inc. (c)	56	844
Newfield Exploration Co. (c)	73	3,804
Oceaneering International Inc. (c)	30	1,922
Overseas Shipholding Group Inc.	14	549
Patriot Coal Corp. (c) (e)	42	855
Patterson-UTI Energy Inc.	82	1,145
Plains Exploration & Production Co. (c)	77	2,302
Pride International Inc. (c)	97	2,910
Quicksilver Resources Inc. (c)	66	922
Southern Union Co.	69	1,740
Superior Energy Services Inc. (c)	43	914
Tidewater Inc.	29	1,349
Unit Corp. (c)	22	913
		31,327
FINANCIALS - 20.1%
Affiliated Managers Group Inc. (c) (e)	23	1,844
Alexandria Real Estate Equities Inc. (e)	24	1,651
AMB Property Corp.	82	2,238
American Financial Group Inc.	41	1,169
AmeriCredit Corp. (c)	53	1,265
Apollo Investment Corp.	97	1,239
Arthur J Gallagher & Co.	57	1,388
Associated Banc-Corp	95	1,316
Astoria Financial Corp.	46	662
BancorpSouth Inc. (e)	41	851
Bank of Hawaii Corp.	27	1,192
BRE Properties Inc. - Class A (e)	30	1,090
Brown & Brown Inc. (e)	65	1,168
Camden Property Trust	35	1,474
Cathay General Bancorp (e)	44	513
City National Corp. (e)	24	1,291
Commerce Bancshares Inc.	40	1,656
Corporate Office Properties Trust (e)	32	1,293
Cousins Properties Inc.	57	471
Cullen/Frost Bankers Inc. (e)	33	1,847
Duke Realty Corp.	124	1,533
Eaton Vance Corp.	65	2,171
Equity One Inc. (e)	18	336
Essex Property Trust Inc. (e)	16	1,445
Everest Re Group Ltd.	33	2,644
Federal Realty Investment Trust	34	2,456
Fidelity National Financial Inc. - Class A	127	1,882
First American Corp.	57	1,930
First Niagara Financial Group Inc.	104	1,479
FirstMerit Corp.	48	1,037
Fulton Financial Corp.	98	994
Greenhill & Co. Inc.	11	897
Hanover Insurance Group Inc. (e)	27	1,165
HCC Insurance Holdings Inc.	63	1,743
Highwoods Properties Inc.	39	1,250
Horace Mann Educators Corp.	22	335
Hospitality Properties Trust	68	1,629
International Bancshares Corp. (e)	27	624
Jefferies Group Inc. (c) (e)	67	1,589
Jones Lang LaSalle Inc.	23	1,685
Liberty Property Trust (e)	62	2,108
Macerich Co.	54	2,069
Mack-Cali Realty Corp.	44	1,540
Mercury General Corp.	20	862
MSCI Inc. (c)	58	2,088
Nationwide Health Properties Inc.	65	2,273
New York Community Bancorp Inc. (e)	238	3,941
NewAlliance Bancshares Inc. (e)	59	742
Old Republic International Corp.	133	1,683
Omega Healthcare Investors Inc.	49	956
PacWest Bancorp	15	353
Potlatch Corp.	22	773
Prosperity Bancshares Inc.	25	1,016
Protective Life Corp.	46	1,007
Raymond James Financial Inc.	55	1,463
Rayonier Inc.	44	2,000
Realty Income Corp. (e)	58	1,766
Regency Centers Corp.	45	1,685
Reinsurance Group of America Inc.	40	2,112
SEI Investments Co.	71	1,564
Senior Housing Properties Trust	70	1,556
SL Green Realty Corp.	43	2,454
StanCorp Financial Group Inc.	26	1,217
SVB Financial Group (c)	23	1,067
Synovus Financial Corp.	271	892
TCF Financial Corp. (e)	68	1,086
Transatlantic Holdings Inc.	35	1,873
Trustmark Corp. (e)	30	733
UDR Inc.	86	1,512
Unitrin Inc.	28	775
Valley National Bancorp (e)	85	1,299
Waddell & Reed Financial Inc. - Class A	47	1,695
Washington Federal Inc.	62	1,262
Webster Financial Corp.	37	647
Weingarten Realty Investors	58	1,244
Westamerica Bancorporation (e)	16	901
Wilmington Trust Corp. (e)	49	811
WR Berkley Corp.	71	1,846
		109,313
HEALTH CARE - 12.5%
Affymetrix Inc. (c)	40	297
Beckman Coulter Inc.	38	2,416
Bio-Rad Laboratories Inc. - Class A (c)	11	1,101
Cerner Corp. (c) (e)	37	3,181
Charles River Laboratories International Inc. (c)	36	1,429
Community Health Systems Inc. (c)	51	1,895
Covance Inc. (c) (e)	35	2,170
Edwards Lifesciences Corp. (c)	31	3,077
Endo Pharmaceuticals Holdings Inc. (c)	65	1,533
Gen-Probe Inc. (c)	27	1,355
Health Management Associates Inc. (c)	138	1,187
Health Net Inc. (c)	55	1,375
Henry Schein Inc. (c)	50	2,939
Hill-Rom Holdings Inc.	34	912
Hologic Inc. (c)	142	2,638
Idexx Laboratories Inc. (c) (e)	32	1,842
Immucor Inc. (c)	39	866
Kindred Healthcare Inc. (c)	21	381
Kinetic Concepts Inc. (c)	34	1,636
LifePoint Hospitals Inc. (c)	29	1,077
Lincare Holdings Inc. (c) (e)	36	1,626
Masimo Corp. (c)	29	768
Medicis Pharmaceutical Corp.	31	779
Mettler Toledo International Inc. (c)	19	2,032
Omnicare Inc.	66	1,875
OSI Pharmaceuticals Inc. (c)	32	1,913
Owens & Minor Inc.	22	1,038
Perrigo Co.	44	2,601
Pharmaceutical Product Development Inc.	65	1,552
Psychiatric Solutions Inc. (c)	31	928
ResMed Inc. (c)	41	2,633
STERIS Corp.	33	1,100
Techne Corp.	21	1,312
Teleflex Inc.	22	1,406
Thoratec Corp. (c) (e)	30	1,018
United Therapeutics Corp. (c)	27	1,467
Universal Health Services Inc.	52	1,840
Valeant Pharmaceutical International (c)	36	1,533
Varian Inc. (c)	15	801
VCA Antech Inc. (c)	47	1,323
Vertex Pharmaceuticals Inc. (c)	110	4,507
WellCare Health Plans Inc. (c)	23	677
		68,036
INDUSTRIALS - 14.3%
AECOM Technology Corp. (c)	63	1,782
AGCO Corp. (c) (e)	51	1,828
AirTran Holdings Inc. (c)	76	387
Alaska Air Group Inc. (c)	19	779
Alexander & Baldwin Inc.	23	752
Alliant Techsystems Inc. (c)	18	1,481
AMETEK Inc.	59	2,463
BE Aerospace Inc. (c) (e)	56	1,716
Brink's Co.	26	725
Bucyrus International Inc. - Class A	44	2,936
Carlisle Cos. Inc.	33	1,246
Clean Harbors Inc. (c)	13	704
Con-Way Inc.	27	961
Copart Inc. (c)	37	1,323
Corporate Executive Board Co.	18	482
Corrections Corp. of America (c)	64	1,272
Crane Co.	25	889
Deluxe Corp. (e)	29	557
Donaldson Co. Inc.	43	1,920
Federal Signal Corp.	27	242
FTI Consulting Inc. (c)	25	985
GATX Corp. (e)	25	709
Graco Inc.	32	1,027
Granite Construction Inc.	18	547
Harsco Corp.	44	1,415
Herman Miller Inc. (e)	31	565
HNI Corp. (e)	25	670
Hubbell Inc. - Class B	33	1,661
IDEX Corp.	45	1,479
JB Hunt Transport Services Inc.	48	1,737
JetBlue Airways Corp. (c)	111	618
Joy Global Inc.	57	3,205
Kansas City Southern (c) (e)	53	1,924
KBR Inc.	88	1,959
Kennametal Inc.	45	1,266
Kirby Corp. (c)	30	1,134
Korn/Ferry International (c)	26	454
Landstar System Inc.	27	1,140
Lennox International Inc.	27	1,199
Lincoln Electric Holdings Inc.	24	1,279
Manpower Inc.	43	2,474
Mine Safety Appliances Co.	16	448
MSC Industrial Direct Co. - Class A	24	1,238
Navigant Consulting Inc. (c)	27	322
Nordson Corp.	19	1,265
Oshkosh Corp. (c)	49	1,990
Pentair Inc.	54	1,930
Regal-Beloit Corp.	21	1,229
Rollins Inc.	24	528
Shaw Group Inc. (c)	46	1,587
SPX Corp.	27	1,821
Terex Corp. (c)	60	1,358
Thomas & Betts Corp. (c)	29	1,141
Timken Co.	44	1,317
Towers Watson & Co.	24	1,120
Trinity Industries Inc. (e)	44	875
United Rentals Inc. (c)	32	302
URS Corp. (c)	46	2,295
Valmont Industries Inc. (e)	11	886
Wabtec Corp. (e)	26	1,108
Waste Connections Inc. (c)	43	1,474
Werner Enterprises Inc.	24	546
Woodward Governor Co.	31	1,004
		77,676
INFORMATION TECHNOLOGY - 14.5%
3Com Corp. (c)	216	1,663
ACI Worldwide Inc. (c)	18	375
Acxiom Corp. (c)	42	760
ADC Telecommunications Inc. (c)	50	363
ADTRAN Inc.	30	790
Advent Software Inc. (c) (e)	8	373
Alliance Data Systems Corp. (c) (e)	29	1,853
Ansys Inc. (c)	49	2,135
AOL Inc. (c)	57	1,453
Arrow Electronics Inc. (c)	66	1,990
Atmel Corp. (c)	252	1,266
Avnet Inc. (c)	84	2,506
Broadridge Financial Solutions Inc.	73	1,560
Cadence Design Systems Inc. (c)	144	958
Ciena Corp. (c) (e)	49	748
CommScope Inc. (c)	52	1,457
Convergys Corp. (c)	66	807
Cree Inc. (c)	58	4,100
Diebold Inc.	35	1,125
Digital River Inc. (c)	21	629
DST Systems Inc. (c)	21	872
Equinix Inc. (c) (e)	22	2,111
F5 Networks Inc. (c)	44	2,692
Factset Research Systems Inc.	23	1,696
Fair Isaac Corp. (e)	26	656
Fairchild Semiconductor International Inc. (c)	69	734
Gartner Inc. - Class A (c)	33	745
Global Payments Inc.	45	2,045
Hewitt Associates Inc. - Class A (c)	46	1,834
Informatica Corp. (c) (e)	50	1,342
Ingram Micro Inc. - Class A (c)	90	1,583
Integrated Device Technology Inc. (c)	93	569
International Rectifier Corp. (c)	38	874
Intersil Corp.	66	968
Itron Inc. (c)	22	1,607
Jack Henry & Associates Inc.	47	1,123
Lam Research Corp. (c)	70	2,628
Lender Processing Services Inc.	53	1,986
Mantech International Corp. - Class A (c)	12	607
Mentor Graphics Corp. (c)	58	467
Micros Systems Inc. (c)	44	1,445
National Instruments Corp.	32	1,054
NCR Corp. (c)	88	1,213
NeuStar Inc. - Class A (c)	40	1,002
Palm Inc. (c) (e)	89	334
Parametric Technology Corp. (c)	65	1,168
Plantronics Inc.	26	802
Polycom Inc. (c)	46	1,420
Quest Software Inc. (c)	34	596
RF Micro Devices Inc. (c) (e)	144	717
Rovi Corp. (c)	57	2,131
Semtech Corp. (c)	32	566
Silicon Laboratories Inc. (c)	25	1,209
Solera Holdings Inc.	39	1,490
SRA International Inc. - Class A (c)	23	483
Sybase Inc. (c)	45	2,115
Synopsys Inc. (c)	81	1,807
Tech Data Corp. (c)	27	1,138
Trimble Navigation Ltd. (c)	67	1,910
ValueClick Inc. (c)	46	469
Vishay Intertechnology Inc. (c)	100	1,020
Zebra Technologies Corp. (c)	33	963
		79,102
MATERIALS - 6.7%
Albemarle Corp. (e)	50	2,144
AptarGroup Inc.	37	1,473
Ashland Inc.	43	2,268
Cabot Corp.	35	1,061
Carpenter Technology Corp.	24	891
Commercial Metals Co.	62	940
Cytec Industries Inc.	27	1,259
Grief Inc.	19	1,044
Intrepid Potash Inc. (c) (e)	23	695
Louisiana-Pacific Corp. (c) (e)	67	607
Lubrizol Corp.	38	3,450
Martin Marietta Materials Inc. (e)	25	2,086
Minerals Technologies Inc.	10	511
Olin Corp.	43	853
Packaging Corp. of America	57	1,399
Reliance Steel & Aluminum Co.	35	1,743
RPM International Inc.	71	1,524
Scotts Miracle-Gro Co.	25	1,159
Sensient Technologies Corp.	26	762
Silgan Holdings Inc.	15	893
Sonoco Products Co.	55	1,702
Steel Dynamics Inc.	119	2,082
Temple-Inland Inc.	59	1,213
Terra Industries Inc.	53	2,432
Valspar Corp.	54	1,585
Worthington Industries Inc.	33	567
		36,343
TELECOMMUNICATION SERVICES - 0.8%
Cincinnati Bell Inc. (c)	102	348
Syniverse Holdings Inc. (c)	39	753
Telephone & Data Systems Inc.	50	1,689
tw telecom inc. (c)	83	1,504
		4,294
UTILITIES - 5.7%
AGL Resources Inc.	43	1,653
Alliant Energy Corp.	61	2,027
Aqua America Inc. (e)	75	1,322
Atmos Energy Corp.	51	1,467
Black Hills Corp.	21	634
Cleco Corp.	32	860
DPL Inc.	66	1,795
Dynegy Inc. (c)	286	359
Energen Corp.	40	1,840
Great Plains Energy Inc. (e)	75	1,387
Hawaiian Electric Industries Inc. (e)	51	1,142
IDACORP Inc.	25	882
MDU Resources Group Inc.	103	2,233
National Fuel Gas Co.	45	2,258
NSTAR	59	2,084
NV Energy Inc.	130	1,597
OGE Energy Corp.	53	2,082
PNM Resources Inc.	46	572
UGI Corp.	60	1,593
Vectren Corp.	45	1,109
Westar Energy Inc.	60	1,342
WGL Holdings Inc. (e)	27	929
		31,167

Total Common Stocks (cost $520,910)		536,667

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$ 2,206	94

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,206)		94

SHORT TERM INVESTMENTS - 13.1%
Mutual Funds - 4.5%
JNL Money Market Fund, 0.03% (a) (h)	24,368	24,368

Securities Lending Collateral - 8.5%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	29,298	29,298
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	17,225	17,225
		46,523
U.S. Treasury Securities - 0.1%
U.S. Treasury Bill, 0.13%, 06/10/10 (o)	410	410

Total Short Term Investments (cost $71,301)		71,301

Total Investments - 111.7% (cost $594,417)		608,062
Other Assets and Liabilities, Net - (11.7%)		(63,684)
Total Net Assets - 100%		$ 544,378

JNL/Mellon Capital Management Small Cap Index Fund
COMMON STOCKS - 96.9%
CONSUMER DISCRETIONARY - 14.5%
1-800-Flowers.com Inc. (c)	14	$ 36
99 Cents Only Stores (c)	26	431
AFC Enterprises Inc. (c)	12	128
Ambassadors Group Inc.	9	98
American Apparel Inc. (c)	16	47
American Axle & Manufacturing Holdings Inc. (c)	31	307
American Greetings Corp.	21	435
American Public Education Inc. (c)	10	447
America's Car-Mart Inc. (c)	5	125
Amerigon Inc. (c)	11	116
Ameristar Casinos Inc.	14	253
AnnTaylor Stores Corp. (c)	33	676
Arbitron Inc. (e)	15	402
ArvinMeritor Inc. (c)	39	522
Asbury Automotive Group Inc. (c)	19	249
Ascent Media Corp. (c)	7	192
Audiovox Corp. (c)	9	70
Bally Technologies Inc. (c)	29	1,184
Beazer Homes USA Inc. (c)	30	138
Bebe Stores Inc.	13	112
Belo Corp.	46	316
Benihana Inc. - Class A (c)	6	38
Big 5 Sporting Goods Corp.	11	162
BJ's Restaurants Inc. (c)	11	246
Blue Nile Inc. (c) (e)	7	395
Bluegreen Corp. (c)	6	21
Blyth Inc.	3	85
Bob Evans Farms Inc.	17	515
Books-A-Million Inc. (e)	3	23
Borders Group Inc. (c)	25	44
Bridgepoint Education Inc. (c) (e)	7	172
Brookfield Homes Corp. (c) (e)	6	52
Brown Shoe Co. Inc.	23	355
Brunswick Corp.	49	782
Buckle Inc. (e)	13	496
Buffalo Wild Wings Inc. (c) (e)	10	471
Build-A-Bear Workshop Inc. (c)	9	62
Cabela's Inc. - Class A (c) (e)	23	396
California Pizza Kitchen Inc. (c)	11	183
Callaway Golf Co.	34	304
Capella Education Co. (c)	8	730
Caribou Coffee Co. Inc. (c)	3	21
Carmike Cinemas Inc. (c)	8	116
Carrol's Restaurant Group Inc. (c)	5	34
Carter's Inc. (c)	31	945
Cato Corp. - Class A	16	339
Cavco Industries Inc. (c) (e)	3	103
CEC Entertainment Inc. (c)	12	463
Charming Shoppes Inc. (c) (e)	63	344
Cheesecake Factory Inc. (c) (e)	33	900
Cherokee Inc.	5	94
Childrens Place Retail Stores Inc. (c) (e)	12	534
China Automotive Systems Inc. (c) (e)	2	48
ChinaCast Education Corp. (c)	20	150
Christopher & Banks Corp.	18	146
Churchill Downs Inc.	5	172
Cinemark Holdings Inc.	17	316
Citi Trends Inc. (c)	9	276
CKE Restaurants Inc.	26	291
CKX Inc. (c)	35	211
Coinstar Inc. (c) (e)	16	527
Coldwater Creek Inc. (c) (e)	32	221
Collective Brands Inc. (c)	36	808
Columbia Sportswear Co. (e)	6	333
Conn's Inc. (c) (e)	10	76
Cooper Tire & Rubber Co.	33	626
Core-Mark Holding Co. Inc. (c)	5	167
Corinthian Colleges Inc. (c) (e)	43	759
CPI Corp.	5	68
Cracker Barrel Old Country Store Inc.	12	568
Crocs Inc. (c)	45	390
Crown Media Holdings Inc. (c) (e)	5	10
CSS Industries Inc.	6	114
Dana Holding Corp. (c)	77	916
Deckers Outdoor Corp. (c)	7	1,001
Denny's Corp. (c)	57	217
Destination Maternity Corp. (c)	2	54
Dillard's Inc. - Class A	29	674
DineEquity Inc. (c) (e)	10	382
Dolan Media Co. (c)	15	162
Domino's Pizza Inc. (c)	20	277
Dorman Products Inc. (c)	5	101
Dover Downs Gaming & Entertainment Inc.	7	26
Dress Barn Inc. (c)	31	820
Drew Industries Inc. (c)	10	218
Drugstore.com Inc. (c)	53	189
DSW Inc. (c)	6	163
Eastman Kodak Co. (c)	144	835
Einstein Noah Restaurant Group Inc. (c)	2	28
Ethan Allen Interiors Inc. (e)	14	281
EW Scripps Co. (c)	16	138
Exide Technologies (c)	26	148
Finish Line - Class A	23	370
Fisher Communications Inc. (c)	4	56
Fossil Inc. (c)	26	978
Fred's Inc.	21	247
Frisch's Restaurants Inc.	1	22
Fuel Systems Solutions Inc. (c) (e)	7	227
Fuqi International Inc. (c) (e)	7	72
Furniture Brands International Inc. (c) (e)	23	146
Gaiam Inc. (c)	8	66
Gaylord Entertainment Co. (c) (e)	21	622
Genesco Inc. (c)	13	399
G-III Apparel Group Ltd. (c) (e)	8	226
Global Sources Ltd. (c)	8	54
Grand Canyon Education Inc. (c) (e)	9	225
Great Wolf Resorts Inc. (c)	11	36
Group 1 Automotive Inc. (c) (e)	14	433
Gymboree Corp. (c)	16	813
Harte-Hanks Inc.	20	262
Haverty Furniture Cos. Inc.	10	167
Hawk Corp. (c)	2	48
Helen of Troy Ltd. (c)	17	438
hhgregg Inc. (c) (e)	7	178
Hibbett Sports Inc. (c) (e)	15	396
Hooker Furniture Corp.	5	83
HOT Topic Inc. (c)	27	174
Hovnanian Enterprises Inc. - Class A (c) (e)	25	107
HSN Inc. (c)	22	633
Iconix Brand Group Inc. (c)	39	594
Interval Leisure Group Inc. (c)	22	316
iRobot Corp. (c) (e)	11	166
Isle of Capri Casinos Inc. (c) (e)	8	61
J Crew Group Inc. (c)	27	1,237
Jack in the Box Inc. (c)	31	726
Jackson Hewitt Tax Service Inc. (c) (e)	15	29
Jakks Pacific Inc. (c)	17	217
Jo-Ann Stores Inc. (c)	14	601
Jones Apparel Group Inc.	46	874
Jos. A. Bank Clothiers Inc. (c)	10	543
Journal Communications Inc. - Class A (c)	27	114
K12 Inc. (c) (e)	14	301
Kenneth Cole Productions Inc. (c)	5	65
Kirkland's Inc. (c)	6	136
Knology Inc. (c)	17	230
Krispy Kreme Doughnuts Inc. (c)	38	154
K-Swiss Inc. - Class A (c)	12	129
Lakes Entertainment Inc. (c)	8	19
Landry's Restaurants Inc. (c)	4	77
La-Z-Boy Inc. (c) (e)	28	352
Leapfrog Enterprises Inc. (c)	18	115
Learning Tree International Inc. (c) (e)	5	69
Life Time Fitness Inc. (c) (e)	22	612
LIN TV Corp. (c)	17	96
Lincoln Educational Services Corp. (c)	6	141
Lithia Motors Inc. - Class A (c)	16	103
Live Nation Inc. (c)	75	1,084
Liz Claiborne Inc. (c) (e)	54	401
LodgeNet Interactive Corp. (c) (e)	13	92
Luby's Inc. (c)	10	41
Lululemon Athletica Inc. (c) (e)	22	910
Lumber Liquidators Holdings Inc. (c)	8	204
M/I Homes Inc. (c)	11	157
Mac-Gray Corp. (c)	6	69
Maidenform Brands Inc. (c)	10	210
Marcus Corp.	12	153
Marine Products Corp. (c) (e)	5	32
Martha Stewart Living Omnimedia Inc. (c) (e)	14	76
Matthews International Corp. - Class A (e)	16	585
McCormick & Schmick's Seafood Restaurants Inc. (c)	7	66
Mediacom Communications Corp. (c)	24	145
Men's Wearhouse Inc.	28	673
Meritage Homes Corp. (c)	17	349
Midas Inc. (c)	7	81
Modine Manufacturing Co. (c)	26	296
Monarch Casino & Resort Inc. (c)	5	43
Monro Muffler Brake Inc.	9	307
Morgans Hotel Group Co. (c) (e)	13	83
Movado Group Inc. (c)	8	93
Multimedia Games Inc. (c)	14	55
National CineMedia Inc.	22	386
National Presto Industries Inc.	3	309
New York & Co. Inc. (c)	11	55
NIVS IntelliMedia Technology Group Inc. (c)	4	15
Nobel Learning Communities Inc. (c)	2	15
NutriSystem Inc. (e)	16	279
O'Charley's Inc. (c)	9	82
OfficeMax Inc. (c)	42	697
Orbitz Worldwide Inc. (c)	20	142
Orient-Express Hotels Ltd. (c)	49	696
Outdoor Channel Holdings Inc. (c)	6	43
Overstock.com Inc. (c) (e)	7	120
Oxford Industries Inc.	7	134
Pacific Sunwear of California Inc. (c)	39	209
Papa John's International Inc. (c)	12	306
Peets Coffee & Tea Inc. (c)	6	228
PEP Boys-Manny Moe & Jack	28	282
Perry Ellis International Inc. (c)	6	132
PetMed Express Inc. (e)	13	284
PF Chang's China Bistro Inc. (c) (e)	13	567
Pier 1 Imports Inc. (c)	61	389
Pinnacle Entertainment Inc. (c)	31	300
Playboy Enterprises Inc. - Class B (c)	12	44
Polaris Industries Inc.	16	844
Pool Corp.	26	593
Pre-Paid Legal Services Inc. (c) (e)	3	130
PRIMEDIA Inc.	12	42
Princeton Review Inc. (c)	7	23
Quicksilver Inc. (c)	74	348
Raser Technologies Inc. (c) (e)	43	42
RC2 Corp. (c)	11	170
RCN Corp. (c)	20	305
Reading International Inc. - Class A (c) (e)	8	34
Red Lion Hotels Corp. (c)	10	75
Red Robin Gourmet Burgers Inc. (c)	9	213
Regis Corp.	31	579
Rent-A-Center Inc. (c)	37	865
Rentrak Corp. (c)	5	106
Retail Ventures Inc. (c)	15	146
Ruby Tuesday Inc. (c)	34	357
Rue21 Inc. (c)	4	149
Ruth's Hospitality Group Inc. (c)	26	139
Ryland Group Inc.	23	523
Saks Inc. (c) (e)	66	572
Sally Beauty Holdings Inc. (c)	53	473
Scholastic Corp.	12	335
Sealy Corp. (c)	23	79
Shoe Carnival Inc. (c)	4	98
Shuffle Master Inc. (c)	31	255
Shutterfly Inc. (c)	11	270
Sinclair Broadcast Group Inc. - Class A (c)	28	142
Skechers U.S.A. Inc. - Class A (c) (e)	18	652
Skyline Corp.	3	60
Smith & Wesson Holding Corp. (c) (e)	32	120
Sonic Automotive Inc. (c)	16	179
Sonic Corp. (c)	35	382
Sotheby's - Class A	36	1,118
Spartan Motors Inc.	21	117
Speedway Motorsports Inc.	6	99
Sport Supply Group Inc.	4	55
Stage Stores Inc.	21	322
Standard Motor Products Inc. (c)	14	135
Standard-Pacific Corp. (c)	58	263
Stanley Furniture Co. Inc. (c)	5	46
Steak n Shake Co. (c)	1	241
Stein Mart Inc. (c)	12	109
Steiner Leisure Ltd. (c) (e)	8	333
Steinway Musical Instruments Inc. (c)	4	72
Steven Madden Ltd. (c)	8	413
Stewart Enterprises Inc. - Class A (e)	47	291
Stoneridge Inc. (c)	7	72
Sturm Ruger & Co. Inc. (e)	10	116
Superior Industries International Inc.	13	209
Syms Corp. (c)	3	32
Systemax Inc.	5	114
Talbots Inc. (c) (e)	12	155
Tempur-Pedic International Inc. (c)	40	1,211
Tenneco Inc. (c)	31	743
Texas Roadhouse Inc. - Class A (c) (e)	27	377
Timberland Co. - Class A (c)	23	491
Town Sports International Holdings Inc. (c)	10	37
Tractor Supply Co. (c)	19	1,118
True Religion Apparel Inc. (c)	14	421
Tuesday Morning Corp. (c)	14	95
Tupperware Brands Corp.	34	1,657
U.S. Auto Parts Network Inc. (c) (e)	5	34
Ulta Salon Cosmetics & Fragrance Inc. (c)	14	325
Under Armour Inc. - Class A (c) (e)	18	529
Unifi Inc. (c)	22	79
UniFirst Corp.	8	411
Universal Electronics Inc. (c)	7	153
Universal Technical Institute Inc. (c)	11	251
Universal Travel Group (c)	10	99
Vail Resorts Inc. (c)	16	638
Valassis Communications Inc. (c)	26	722
Value Line Inc.	1	13
Vitacost.com Inc. (c)	5	64
Vitamin Shoppe Inc. (c)	6	131
Volcom Inc. (c)	11	207
Warnaco Group Inc. (c)	25	1,172
West Marine Inc. (c)	6	69
Wet Seal Inc. (c)	54	257
Weyco Group Inc.	3	74
Winnebago Industries Inc. (c)	17	248
Wolverine World Wide Inc.	27	773
Wonder Auto Technology Inc. (c) (e)	12	132
World Wrestling Entertainment Inc.	12	205
Youbet.com Inc. (c)	19	55
Zale Corp. (c) (e)	13	35
Zumiez Inc. (c) (e)	11	233
		82,761
CONSUMER STAPLES - 3.0%
AgFeed Industries Inc. (c) (e)	19	84
Alico Inc. (e)	2	40
Alliance One International Inc. (c) (e)	48	243
American Dairy Inc. (c) (e)	5	100
American Italian Pasta Co. (c)	11	430
American Oriental Bioengineering Inc. (c) (e)	30	122
Andersons Inc.	10	325
Arden Group Inc. - Class A	1	60
B&G Foods Inc.	16	165
Boston Beer Co. Inc. - Class A (c)	5	248
Calavo Growers Inc.	5	86
Cal-Maine Foods Inc.	8	265
Casey's General Stores Inc. (e)	28	884
Central Garden & Pet Co. - Class A (c)	31	280
China Sky One Medical Inc. (c) (e)	5	76
China-Biotics Inc. (c)	7	119
Chiquita Brands International Inc. (c)	24	383
Coca-Cola Bottling Co. Consolidated	3	151
Darling International Inc. (c)	47	418
Diamond Foods Inc.	9	393
Diedrich Coffee Inc. (c)	1	47
Dole Food Co. Inc. (c) (e)	20	236
Elizabeth Arden Inc. (c)	13	234
Farmer Bros. Co.	3	58
Female Health Co. (c)	7	51
Fresh Del Monte Produce Inc. (c)	22	453
Great Atlantic & Pacific Tea Co. (c) (e)	18	136
Griffin Land & Nurseries Inc.	2	44
Hain Celestial Group Inc. (c)	22	386
Harbinger Group Inc. (c)	4	26
Heckmann Corp. (c)	49	283
HQ Sustainable Maritime Industries Inc. (c)	4	26
Imperial Sugar Co.	9	134
Ingles Markets Inc. - Class A	7	111
Inter Parfums Inc.	8	117
J&J Snack Foods Corp.	8	351
Lancaster Colony Corp.	10	612
Lance Inc.	16	366
Lifeway Foods Inc. (c)	2	26
Mannatech Inc. (e)	7	24
Medifast Inc. (c)	7	169
Nash Finch Co.	7	225
National Beverage Corp.	5	56
Nu Skin Enterprises Inc. (e)	27	798
Nutraceutical International Corp. (c)	5	72
Oil-Dri Corp. of America	2	44
Omega Protein Corp. (c) (e)	10	56
Orchids Paper Products Co. (c) (e)	3	53
Overhill Farms Inc. (c)	7	41
Pantry Inc. (c)	13	159
Prestige Brands Holdings Inc. (c)	17	157
PriceSmart Inc.	9	202
Revlon Inc. (c) (e)	11	169
Ruddick Corp. (e)	23	734
Sanderson Farms Inc.	11	590
Schiff Nutrition International Inc.	9	74
Seneca Foods Corp. (c)	5	148
Smart Balance Inc. (c)	35	229
Spartan Stores Inc.	13	181
Star Scientific Inc. (c) (e)	63	160
Susser Holdings Corp. (c)	3	28
Synutra International Inc. (c) (e)	10	223
Tootsie Roll Industries Inc. (e)	14	381
TreeHouse Foods Inc. (c)	17	738
United Natural Foods Inc. (c)	23	645
Universal Corp.	14	732
USANA Health Sciences Inc. (c) (e)	3	93
Vector Group Ltd. (e)	22	342
Village Super Market Inc.	3	79
WD-40 Co.	8	278
Weis Markets Inc.	6	217
Winn-Dixie Stores Inc. (c) (e)	31	387
Zhongpin Inc. (c)	15	185
		17,238
ENERGY - 4.8%
Allis-Chalmers Energy Inc. (c)	31	111
Alon USA Energy Inc. (e)	5	33
Apco Oil And Gas International Inc.	5	127
Approach Resources Inc. (c)	9	79
Arena Resources Inc. (c) (e)	21	710
Atlas Energy Inc. (c)	36	1,126
ATP Oil & Gas Corp. (c)	22	407
Basic Energy Services Inc. (c)	12	92
Berry Petroleum Co. - Class A (e)	27	768
Bill Barrett Corp. (c) (e)	21	636
Bolt Technology Corp. (c)	5	52
Boots & Coots Inc. (c)	49	118
BPZ Resources Inc. (c) (e)	52	385
Brigham Exploration Co. (c)	55	873
Bristow Group Inc. (c)	20	751
Bronco Drilling Co. Inc. (c) (e)	12	57
Cal Dive International Inc. (c)	24	179
CARBO Ceramics Inc.	10	649
Carrizo Oil & Gas Inc. (c) (e)	15	349
Cheniere Energy Inc. (c) (e)	33	101
Clayton Williams Energy Inc. (c)	3	96
Clean Energy Fuels Corp. (c) (e)	19	431
Cloud Peak Energy Inc. (c)	17	281
Complete Production Services Inc. (c)	31	356
Contango Oil & Gas Co. (c)	7	339
CREDO Petroleum Corp. (c) (e)	3	31
Crosstex Energy Inc. (c)	23	196
Cubic Energy Inc. (c) (e)	12	13
CVR Energy Inc. (c)	11	97
Dawson Geophysical Co. (c)	4	115
Delek US Holdings Inc.	6	41
Delta Petroleum Corp. (c) (e)	90	126
DHT Maritime Inc.	31	123
Dril-Quip Inc. (c)	16	977
Endeavour International Corp. (c)	86	109
ENGlobal Corp. (c)	14	38
Evergreen Energy Inc. (c) (e)	25	5
FX Energy Inc. (c)	25	84
General Maritime Corp. (e)	27	197
Geokinetics Inc. (c)	6	40
GeoResources Inc. (c)	5	70
Global Industries Ltd. (c)	53	339
GMX Resources Inc. (c) (e)	19	154
Golar LNG Ltd. (c)	18	211
Goodrich Petroleum Corp. (c) (e)	13	196
Gran Tierra Energy Inc. (c)	108	638
Green Plains Renewable Energy Inc. (c)	4	61
Gulf Island Fabrication Inc.	6	137
Gulfmark Offshore Inc. (c)	13	344
Gulfport Energy Corp. (c)	13	149
Harvest Natural Resources Inc. (c)	17	130
Hercules Offshore Inc. (c)	63	272
Hornbeck Offshore Services Inc. (c)	12	218
International Coal Group Inc. (c)	57	259
ION Geophysical Corp. (c) (e)	55	272
Isramco Inc. (c)	-	30
James River Coal Co. (c)	14	225
Key Energy Services Inc. (c)	67	637
Knightsbridge Tankers Ltd.	8	144
Lufkin Industries Inc.	8	656
Matrix Service Co. (c)	15	159
McMoRan Exploration Co. (c)	41	599
Natural Gas Services Group Inc. (c)	8	134
Newpark Resources Inc. (c)	48	250
Nordic American Tanker Shipping Ltd. (e)	25	765
Northern Oil and Gas Inc. (c)	20	320
Oilsands Quest Inc. (c)	119	88
OYO Geospace Corp. (c)	2	99
Panhandle Oil and Gas Inc.	3	82
Parker Drilling Co. (c)	66	326
Patriot Coal Corp. (c) (e)	40	815
Penn Virginia Corp.	25	601
Petroleum Development Corp. (c)	10	234
PetroQuest Energy Inc. (c) (e)	27	136
PHI Inc. (c)	6	133
Pioneer Drilling Co. (c)	27	193
PrimeEnergy Corp. (c)	-	7
Rex Energy Corp. (c)	17	194
Rex Stores Corp. (c)	4	69
Rosetta Resources Inc. (c)	28	665
RPC Inc. (e)	15	170
Ship Finance International Ltd. (e)	24	431
Stone Energy Corp. (c) (e)	22	392
Sulphco Inc. (c) (e)	31	8
Superior Well Services Inc. (c) (e)	10	132
Swift Energy Co. (c)	20	621
Syntroleum Corp. (c)	33	70
T-3 Energy Services Inc. (c)	6	155
Teekay Tankers Ltd. (e)	6	72
Tetra Technologies Inc. (c)	40	486
TGC Industries Inc. (c)	6	24
Toreador Resources Corp. (c) (e)	15	119
Union Drilling Inc. (c)	7	41
Uranerz Energy Corp. (c) (e)	39	72
Uranium Energy Corp. (c) (e)	32	102
USEC Inc. (c)	61	353
VAALCO Energy Inc.	28	139
Vantage Drilling Co. (c)	40	59
Venoco Inc. (c)	10	127
W&T Offshore Inc.	17	143
Warren Resources Inc. (c)	39	99
Western Refining Inc. (c) (e)	22	121
Westmoreland Coal Co. (c)	5	67
Willbros Group Inc. (c)	20	244
World Fuel Services Corp. (e)	31	837
Zion Oil & Gas Inc. (c) (e)	6	40
		27,433
FINANCIALS - 20.2%
1st Source Corp.	7	124
Abington Bancorp Inc.	11	86
Acadia Realty Trust	22	402
Advance America Cash Advance Centers Inc.	23	136
Agree Realty Corp.	4	87
Alexander's Inc. (c)	1	350
Alliance Financial Corp. (e)	2	53
Allied Capital Corp. (c)	95	470
Ambac Financial Group Inc. (c) (e)	132	74
American Campus Communities Inc. (e)	28	777
American Capital Agency Corp. (e)	9	231
American Capital Ltd. (c)	151	768
American Equity Investment Life Holding Co. (e)	30	323
American National Bankshares Inc. (e)	3	54
American Physicians Capital Inc.	4	143
American Physicians Service Group Inc.	3	68
American Realty Investors Inc. (c) (e)	1	13
American Safety Insurance Holdings Ltd. (c)	5	83
Ameris Bancorp (e)	7	59
Amerisafe Inc. (c)	11	173
Ames National Corp. (e)	3	61
AmTrust Financial Services Inc.	12	173
Anworth Mortgage Asset Corp.	61	413
Apollo Commercial Real Estate Finance Inc. (c)	6	111
Apollo Investment Corp.	95	1,203
Ares Capital Corp. (e)	70	1,044
Argo Group International Holdings Ltd. (c)	17	539
Arrow Financial Corp. (e)	4	119
Artio Global Investors Inc. (c)	15	363
Ashford Hospitality Trust Inc. (c) (e)	32	230
Asset Acceptance Capital Corp. (c) (e)	7	41
Associated Estates Realty Corp.	12	172
Assured Guaranty Ltd.	68	1,484
Astoria Financial Corp. (e)	47	675
Auburn National Bancorporation Inc. (e)	1	22
Avatar Holdings Inc. (c)	3	73
Baldwin & Lyons Inc. - Class B	4	91
BancFirst Corp.	3	140
Banco Latinoamericano de Comercio Exterior SA	15	216
Bancorp Inc. (c)	12	108
Bancorp Rhode Island Inc. (e)	2	44
Bank Mutual Corp.	26	171
Bank of Kentucky Financial Corp. (e)	1	27
Bank of Marin Bancorp. (e)	3	89
Bank of the Ozarks Inc.	8	275
BankFinancial Corp.	10	92
Banner Corp. (e)	8	32
Bar Harbor Bankshares (e)	1	39
Beneficial Mutual Bancorp Inc. (c)	19	178
Berkshire Hills Bancorp Inc.	8	143
BGC Partners Inc.	27	162
BioMed Realty Trust Inc.	54	897
BlackRock Kelso Capital Corp.	7	69
Boston Private Financial Holdings Inc. (e)	40	295
Bridge Bancorp Inc. (e)	3	76
Broadpoint Gleacher Securities Inc. (c) (e)	27	109
Brookline Bancorp Inc.	34	366
Brooklyn Federal BanCorp Inc.	1	8
Bryn Mawr Bank Corp.	3	59
Calamos Asset Management Inc.	10	140
California First National Bancorp.	1	12
Camden National Corp.	4	116
Cape Bancorp Inc. (c) (e)	5	42
Capital City Bank Group Inc. (e)	5	76
Capital Southwest Corp.	1	127
CapLease Inc. (e)	32	176
Capstead Mortgage Corp.	37	437
Cardinal Financial Corp.	16	174
Cardtronics Inc. (c)	6	76
Cash America International Inc.	16	630
Cathay General Bancorp (e)	43	504
CBL & Associates Properties Inc.	76	1,042
Cedar Shopping Centers Inc.	25	196
Center Bancorp Inc.	5	45
CenterState Banks of Florida Inc.	11	132
Central Pacific Financial Corp. (c) (e)	30	50
Century Bancorp. Inc. - Class A (e)	2	30
Chemical Financial Corp.	12	284
Cheviot Financial Corp. (e)	1	12
Chicopee Bancorp Inc. (c)	3	36
China Housing & Land Development Inc. (c) (e)	11	43
Citizens & Northern Corp.	6	72
Citizens Holding Co. (e)	2	42
Citizens Inc. (c) (e)	17	118
Citizens Republic Bancorp Inc. (c)	59	69
City Holdings Co. (e)	9	322
Clifton Savings Bancorp Inc. (e)	5	44
CNA Surety Corp. (c)	10	180
CNB Financial Corp. (e)	4	58
CoBiz Financial Inc. (e)	18	114
Cogdell Spencer Inc.	20	147
Cohen & Steers Inc. (e)	9	233
Colonial Properties Trust	36	465
Colony Financial Inc.	9	174
Columbia Banking System Inc.	16	333
Community Bank System Inc. (e)	17	398
Community Trust Bancorp Inc.	8	222
Compass Diversified Holdings	13	205
CompuCredit Holdings Corp. (e)	8	41
Conseco Inc. (c)	135	843
Consolidated-Tomoka Land Co. (e)	2	79
Cousins Properties Inc.	42	347
Cowen Group Inc. - Class A (c)	12	68
Crawford & Co. - Class B (c)	11	46
Credit Acceptance Corp. (c) (e)	3	118
CreXus Investment Corp. (c)	9	123
CVB Financial Corp. (e)	47	463
Cypress Sharpridge Investments Inc.	9	120
Danvers BanCorp Inc. (e)	12	168
DCT Industrial Trust Inc.	111	579
Delphi Financial Group Inc.	25	630
Developers Diversified Realty Corp.	110	1,339
Diamond Hill Investment Group Inc.	1	83
DiamondRock Hospitality Co. (c)	67	680
Dime Community Bancshares Inc.	15	195
Dollar Financial Corp. (c)	13	321
Donegal Group Inc.	5	76
Doral Financial Corp. (c)	2	7
Duff & Phelps Corp. - Class A	8	137
DuPont Fabros Technology Inc.	15	327
Dynex Capital Inc.	7	66
E*Trade Financial Corp. (c)	865	1,428
Eagle Bancorp Inc. (c)	7	78
East West Bancorp Inc.	60	1,037
Eastern Insurance Holdings Inc.	3	35
EastGroup Properties Inc.	14	516
Education Realty Trust Inc.	30	173
eHealth Inc. (c)	14	214
EMC Insurance Group Inc.	3	58
Employer Holdings Inc.	23	342
Encore Capital Group Inc. (c)	7	112
Enstar Group Ltd. (c)	3	239
Enterprise Bancorp Inc. (e)	2	28
Enterprise Financial Services Corp. (e)	5	58
Entertainment Properties Trust	23	955
Epoch Holding Corp.	6	66
Equity Lifestyle Properties Inc.	14	757
Equity One Inc. (e)	18	339
ESB Financial Corp. (e)	5	63
ESSA BanCorp Inc.	8	104
Evercore Partners Inc. - Class A (e)	8	241
Extra Space Storage Inc.	48	612
EZCORP Inc. - Class A (c)	24	491
Farmers Capital Bank Corp.	3	25
FBL Financial Group Inc. - Class A (e)	7	174
FBR Capital Markets Corp. (c)	9	43
FelCor Lodging Trust Inc. (c)	32	181
Fifth Street Finance Corp. (e)	22	254
Financial Institutions Inc.	5	74
First Acceptance Corp. (c)	9	18
First Bancorp Inc. (e)	11	159
First Bancorp Inc. Puerto Rico (e)	55	131
First Busey Corp.	25	113
First California Financial Group Inc. (c)	3	7
First Cash Financial Services Inc. (c)	13	271
First Commonwealth Financial Corp.	48	320
First Community Bancshares Inc.	7	88
First Defiance Financial Corp. (e)	4	36
First Financial Bancorp	32	561
First Financial Bankshares Inc. (e)	11	574
First Financial Corp. (e)	7	190
First Financial Holdings Inc.	8	122
First Financial Northwest Inc.	10	65
First Financial Service Corp. (e)	2	16
First Industrial Realty Trust Inc. (c)	30	232
First Marblehead Corp. (c)	33	93
First Merchants Corp.	12	85
First Mercury Financial Corp.	7	96
First Midwest Bancorp Inc.	39	534
First of Long Island Corp. (e)	3	69
First Potomac Realty Trust	17	251
First South Bancorp Inc. (e)	4	49
FirstMerit Corp. (e)	45	961
Flagstar Bancorp Inc. (c) (e)	17	10
Flagstone Reinsurance Holdings Ltd.	23	261
Flushing Financial Corp.	16	200
FNB Corp.	63	507
Forestar Group Inc. (c) (e)	20	384
Fox Chase Bancorp Inc. (c)	2	27
FPIC Insurance Group Inc. (c)	5	144
Franklin Street Properties Corp.	36	524
GAMCO Investors Inc.	4	164
German American Bancorp Inc. (e)	6	83
Getty Realty Corp.	10	226
GFI Group Inc.	38	219
Glacier Bancorp Inc.	34	513
Gladstone Capital Corp.	13	155
Gladstone Commercial Corp.	4	54
Gladstone Investment Corp.	11	64
Glimcher Realty Trust	34	173
Government Properties Income Trust (e)	10	254
Gramercy Capital Corp. (c) (e)	22	62
Great Southern Bancorp Inc. (e)	5	116
Greenlight Capital Re Ltd. (c)	16	426
Guaranty Bancorp (c)	25	40
Hallmark Financial Services Inc. (c)	4	38
Hampton Roads Bankshares Inc. (e)	8	12
Hancock Holding Co.	15	643
Harleysville Group Inc.	7	239
Harleysville National Corp.	21	138
Harris & Harris Group Inc. (c)	15	69
Hatteras Financial Corp. (e)	19	499
Healthcare Realty Trust Inc.	32	746
Heartland Financial USA Inc. (e)	6	99
Hercules Technology Growth Capital Inc.	20	210
Heritage Financial Corp. (c)	2	38
Heritage Financial Group	1	12
Hersha Hospitality Trust	56	291
Highwoods Properties Inc.	38	1,206
Hilltop Holdings Inc. (c)	23	269
Home Bancorp Inc. (c)	4	55
Home Bancshares Inc.	10	277
Home Federal Bancorp Inc.	9	126
Home Properties Inc.	19	898
Horace Mann Educators Corp.	22	325
IberiaBank Corp.	12	695
Independence Holding Co.	4	35
Independent Bank Corp.	-	-
Independent Bank Corp. (e)	12	288
Infinity Property & Casualty Corp.	8	342
Inland Real Estate Corp.	39	353
International Assets Holding Corp. (c)	6	91
International Bancshares Corp.	28	653
Invesco Mortgage Capital Inc.	10	227
Investors Bancorp Inc. (c)	27	362
Investors Real Estate Trust	40	356
iStar Financial Inc. (c) (e)	50	231
JMP Group Inc.	9	73
Kansas City Life Insurance Co.	2	68
Kayne Anderson Energy Development Co.	7	109
KBW Inc. (c)	18	495
Kearny Financial Corp.	9	89
Kentucky First Federal Bancorp. (e)	1	15
K-Fed Bancorp. (e)	2	16
Kilroy Realty Corp.	24	739
Kite Realty Group Trust	29	136
Knight Capital Group Inc. (c)	52	785
Kohlberg Capital Corp. (e)	10	54
LaBranche & Co. Inc. (c)	26	137
Lakeland Bancorp Inc.	10	85
Lakeland Financial Corp.	8	160
LaSalle Hotel Properties	35	823
Legacy Bancorp Inc.	3	31
Lexington Realty Trust (e)	52	337
Life Partners Holdings Inc. (e)	3	73
LTC Properties Inc.	13	357
Maiden Holdings Ltd.	27	201
Main Street Capital Corp. (e)	6	100
MainSource Financial Group Inc. (e)	9	62
MarketAxess Holdings Inc.	17	268
Max Capital Group Ltd.	25	574
MB Financial Inc.	27	617
MCG Capital Corp. (c)	37	192
Meadowbrook Insurance Group Inc.	33	264
Medallion Financial Corp.	7	57
Medical Properties Trust Inc.	44	457
Mercer Insurance Group Inc.	2	44
Merchants Bancshares Inc.	2	46
Meridian Interstate BanCorp Inc. (c)	4	45
Metro Bancorp Inc. (c)	4	57
MF Global Holdings Ltd. (c)	53	427
MFA Financial Inc.	150	1,107
MGIC Investment Corp. (c) (e)	67	736
Mid-America Apartment Communities Inc.	16	810
Midsouth Bancorp Inc.	3	46
Mission West Properties Inc.	12	80
Monmouth Real Estate Investment Corp.	11	92
Montpelier Re Holdings Ltd.	43	728
MVC Capital Inc. (e)	11	146
Nara Bancorp Inc. (c)	19	168
NASB Financial Inc. (e)	2	45
National Bankshares Inc.	4	98
National Financial Partners Corp. (c)	23	320
National Health Investors Inc.	14	538
National Interstate Corp.	3	58
National Penn Bancshares Inc.	69	478
National Retail Properties Inc. (e)	44	1,008
National Western Life Insurance Co.	1	204
Navigators Group Inc. (c)	7	262
NBT Bancorp Inc.	19	431
Nelnet Inc. - Class A	11	201
NewAlliance Bancshares Inc. (e)	60	757
NewStar Financial Inc. (c)	13	84
NGP Capital Resources Co.	11	97
Northeast Community Bancorp Inc. (e)	3	19
Northfield Bancorp Inc. (e)	11	158
Northrim BanCorp Inc.	3	48
NorthStar Realty Finance Corp. (e)	41	171
Northwest Bancshares Inc.	21	247
Norwood Financial Corp.	1	23
NYMAGIC Inc.	2	49
OceanFirst Financial Corp.	6	66
Ocwen Financial Corp. (c)	33	369
Ohio Valley Banc Corp. (e)	2	38
Old National Bancorp	48	568
Old Point Financial Corp.	1	14
Old Second Bancorp Inc. (e)	7	48
Omega Healthcare Investors Inc.	46	888
Oppenheimer Holdings Inc.	6	148
optionsXpress Holdings Inc. (c)	24	389
Oriental Financial Group Inc.	15	208
Oritani Financial Corp.	5	84
Orrstown Financial Services Inc.	3	67
Pacific Capital Bancorp (c) (e)	35	63
Pacific Continental Corp.	8	82
PacWest Bancorp	16	356
Park National Corp. (e)	6	398
Parkway Properties Inc.	12	227
Peapack Gladstone Financial Corp. (e)	4	65
PennantPark Investment Corp.	16	165
Penns Woods Bancorp Inc. (e)	2	56
Pennsylvania Real Estate Investment Trust (e)	21	256
Pennymac Mortgage Investment Trust (c)	8	130
Penson Worldwide Inc. (c) (e)	9	92
Peoples Bancorp Inc.	5	80
Peoples Financial Corp.	2	25
PHH Corp. (c) (e)	29	692
Phoenix Cos. Inc. (c)	60	146
Pico Holdings Inc. (c)	12	458
Pinnacle Financial Partners Inc. (c)	19	293
Piper Jaffray Cos. (c)	11	431
Platinum Underwriters Holdings Ltd.	27	1,019
PMA Capital Corp. (c)	15	91
PMI Group Inc. (c) (e)	49	267
Porter Bancorp Inc. (e)	1	17
Portfolio Recovery Associates Inc. (c) (e)	9	490
Post Properties Inc.	26	562
Potlatch Corp.	21	751
PremierWest Bancorp (c) (e)	45	20
Presidential Life Corp.	10	95
Primus Guaranty Ltd. (c) (e)	12	49
PrivateBancorp Inc.	29	397
ProAssurance Corp. (c)	18	1,040
Prospect Capital Corp. (e)	34	415
Prosperity Bancshares Inc. (e)	25	1,019
Provident Financial Services Inc.	33	394
Provident New York Bancorp	18	175
Prudential Bancorp Inc. of Pennsylvania (e)	2	15
PS Business Parks Inc.	10	513
Pzena Investment Management Inc. (c) (e)	4	30
QC Holdings Inc.	2	9
Radian Group Inc. (e)	47	729
RAIT Financial Trust (c) (e)	60	118
Ramco-Gershenson Properties Trust	14	159
Redwood Trust Inc.	42	646
Renasant Corp. (e)	12	196
Republic Bancorp Inc. - Class A	4	83
Republic First Bancorp Inc. (c)	3	13
Resource America Inc. - Class A	6	28
Resource Capital Corp.	20	138
Rewards Network Inc.	3	38
RiskMetrics Group Inc. (c) (e)	12	282
RLI Corp. (e)	10	567
Rockville Financial Inc. (e)	4	47
Roma Financial Corp.	4	54
S&T Bancorp Inc. (e)	14	294
Safeguard Scientifics Inc. (c)	12	153
Safety Insurance Group Inc.	8	288
Sanders Morris Harris Group Inc.	9	55
Sandy Spring Bancorp Inc. (e)	8	117
Santander BanCorp (c)	2	28
Saul Centers Inc.	3	137
SCBT Financial Corp. (e)	7	265
SeaBright Insurance Holdings Inc. (c)	10	112
Selective Insurance Group	28	463
Shore Bancshares Inc.	5	65
Sierra Bancorp (e)	4	54
Signature Bank (c) (e)	23	841
Simmons First National Corp. - Class A	9	259
Smithtown Bancorp Inc. (e)	12	49
South Financial Group Inc.	65	45
Southside Bancshares Inc. (e)	7	158
Southwest Bancorp Inc.	9	77
Sovran Self Storage Inc.	15	514
Starwood Property Trust Inc.	25	481
State Auto Financial Corp.	7	121
State Bancorp. Inc.	7	59
StellarOne Corp.	12	164
Sterling Bancorp - NYS	12	118
Sterling Bancshares Inc.	47	261
Sterling Financial Corp. / WA (c) (e)	26	15
Stewart Information Services Corp.	10	139
Stifel Financial Corp. (c)	17	894
Strategic Hotels & Resorts Inc. (c) (e)	54	229
Suffolk Bancorp (e)	5	162
Sun Bancorp Inc. (c)	6	25
Sun Communities Inc.	9	234
Sunstone Hotel Investors Inc. (c)	52	578
Susquehanna Bancshares Inc.	50	489
SVB Financial Group (c)	22	1,032
SWS Group Inc.	15	178
SY Bancorp Inc. (e)	6	147
Tanger Factory Outlet Centers Inc.	22	961
Tejon Ranch Co. (c) (e)	5	166
Territorial Bancorp Inc. (c)	6	122
Teton Advisors Inc. - Class A	-	-
Texas Capital Bancshares Inc. (c)	19	363
Thomas Weisel Partners Group Inc. (c)	10	39
TICC Capital Corp.	12	77
Tompkins Financial Corp.	6	204
Tower Bancorp Inc. (e)	2	66
Tower Group Inc.	24	528
TowneBank (e)	10	139
TradeStation Group Inc. (c)	21	145
Transcontinental Realty Investors Inc. (c) (e)	1	9
Tree.com Inc. (c) (e)	3	26
Triangle Capital Corp. (e)	5	77
Trico Bancshares (e)	7	130
TrustCo Bank Corp. (e)	43	266
Trustmark Corp. (e)	36	870
U.S. Global Investors Inc. (e)	6	61
UMB Financial Corp.	17	710
UMH Properties Inc.	4	32
Umpqua Holdings Corp.	52	688
Union First Market Bankshares Corp.	10	150
United America Indemnity Ltd. (c)	21	198
United Bankshares Inc. (e)	20	537
United Community Banks Inc. (c)	50	219
United Financial Bancorp Inc.	9	124
United Fire & Casualty Co.	12	216
United Security Bancshares / AL (e)	3	41
Universal Health Realty Income Trust	6	229
Universal Insurance Holdings Inc. (e)	6	29
Univest Corp. of Pennsylvania	8	147
Urstadt Biddle Properties Inc. - Class A	12	182
U-Store-It Trust	41	296
ViewPoint Financial Group	5	79
Virtus Investment Partners Inc. (c)	3	64
Walter Investment Management Corp. (e)	13	216
Washington Banking Co. (e)	5	65
Washington Real Estate Investment Trust	32	984
Washington Trust Bancorp Inc. (e)	7	123
Waterstone Financial Inc. (c) (e)	3	11
Webster Financial Corp.	37	649
WesBanco Inc.	14	222
West Bancorp Inc.	8	50
Westamerica Bancorporation (e)	16	939
Western Alliance Bancorp (c)	29	165
Westfield Financial Inc.	15	139
Westwood Holdings Group Inc.	3	97
Wilber Corp. (e)	3	17
Wilshire Bancorp Inc.	10	105
Winthrop Realty Trust (e)	10	117
Wintrust Financial Corp.	13	491
World Acceptance Corp. (c) (e)	9	311
WSFS Financial Corp. (e)	5	178
Yadkin Valley Financial Corp.	8	33
Zenith National Insurance Corp.	20	771
		115,225
HEALTH CARE - 13.8%
Abaxis Inc. (c)	11	306
Abiomed Inc. (c) (e)	15	157
Accelrys Inc. (c)	15	94
Accuray Inc. (c) (e)	22	137
Acorda Therapeutics Inc. (c)	21	702
Acura Pharmaceuticals Inc. (c) (e)	4	20
Adolor Corp. (c)	21	38
Affymax Inc. (c)	10	237
Affymetrix Inc. (c)	39	288
AGA Medical Holdings Inc. (c)	8	129
Air Methods Corp. (c)	6	209
Akorn Inc. (c) (e)	30	46
Albany Molecular Research Inc. (c)	11	92
Align Technology Inc. (c)	32	610
Alkermes Inc. (c) (e)	51	663
Alliance HealthCare Services Inc. (c)	12	69
Allied Healthcare International Inc. (c)	20	54
Allos Therapeutics Inc. (c) (e)	40	296
Almost Family Inc. (c)	4	147
Alnylam Pharmaceuticals Inc. (c)	20	348
Alphatec Holdings Inc. (c) (e)	14	90
AMAG Pharmaceuticals Inc. (c) (e)	11	387
Amedisys Inc. (c) (e)	15	836
America Service Group Inc.	4	59
American Caresource Holdings Inc. (c)	5	9
American Dental Partners Inc. (c)	8	103
American Medical Systems Holdings Inc. (c)	40	739
AMERIGROUP Corp. (c)	28	947
AMICAS Inc. (c)	21	126
Amicus Therapeutics Inc. (c)	7	21
AMN Healthcare Services Inc. (c)	20	174
Amsurg Corp. (c)	17	362
Analogic Corp.	7	292
AngioDynamics Inc. (c)	14	221
Ardea Biosciences Inc. (c)	7	134
Arena Pharmaceuticals Inc. (c) (e)	48	150
Ariad Pharmaceuticals Inc. (c) (e)	60	203
ArQule Inc. (c) (e)	20	112
Array BioPharma Inc. (c)	26	71
ARYx Therapeutics Inc. (c) (e)	9	8
Assisted Living Concepts Inc. (c) (e)	6	197
athenahealth Inc. (c) (e)	18	652
Atrion Corp.	1	102
ATS Medical Inc. (c)	25	65
Auxilium Pharmaceuticals Inc. (c) (e)	26	798
AVANIR Pharmaceuticals (c) (e)	32	74
AVI BioPharma Inc. (c) (e)	55	65
BioCryst Pharmaceuticals Inc. (c) (e)	16	103
Biodel Inc. (c) (e)	10	45
BioDelivery Sciences International Inc. (c)	4	16
BioMimetic Therapeutics Inc. (c) (e)	7	93
Bio-Reference Labs Inc. (c)	7	290
BioScrip Inc. (c)	21	170
BioSpecifics Technologies Corp. (c) (e)	2	45
BMP Sunstone Corp. (c) (e)	15	76
Bovie Medical Corp. (c) (e)	9	56
Bruker Corp. (c)	26	381
Cadence Pharmaceuticals Inc. (c) (e)	13	114
Cambrex Corp. (c)	16	66
Cantel Medical Corp.	8	153
Capital Senior Living Corp. (c)	11	60
Caraco Pharmaceutical Laboratories Ltd. (c)	5	31
Cardiac Science Corp. (c)	11	20
CardioNet Inc. (c)	13	96
Cardiovascular Systems Inc. (c)	4	21
Cardium Therapeutics Inc. (c) (e)	17	8
Catalyst Health Solutions Inc. (c)	20	818
Celera Corp. (c)	44	311
Cell Therapeutics Inc. (c) (e)	244	132
Celldex Therapeutics Inc. (c) (e)	14	86
Centene Corp. (c)	26	623
Cepheid Inc. (c) (e)	31	549
Chelsea Therapeutics International Inc. (c) (e)	10	37
Chemed Corp.	12	663
Chindex International Inc. (c) (e)	9	101
Clarient Inc. (c)	20	52
Clinical Data Inc. (c)	7	144
Computer Programs & Systems Inc. (e)	5	210
Conceptus Inc. (c) (e)	17	346
Conmed Corp. (c)	16	392
Continucare Corp. (c)	13	46
Cornerstone Therapeutics Inc. (c)	3	18
Corvel Corp. (c)	3	118
Cross Country Healthcare Inc. (c)	17	176
CryoLife Inc. (c)	17	109
Cubist Pharmaceuticals Inc. (c)	31	701
Cumberland Pharmaceuticals Inc. (c)	5	51
Curis Inc. (c) (e)	37	112
Cutera Inc. (c) (e)	7	76
Cyberonics Inc. (c)	15	292
Cynosure Inc. (c) (e)	6	65
Cypress Bioscience Inc. (c)	24	116
Cytokinetics Inc. (c)	25	81
Cytori Therapeutics Inc. (c) (e)	17	79
Delcath Systems Inc. (c) (e)	21	171
DepoMed Inc. (c)	34	122
DexCom Inc. (c)	27	267
Dionex Corp. (c)	10	714
Discovery Laboratories Inc. (c) (e)	29	15
Durect Corp. (c)	39	117
Dyax Corp. (c) (e)	38	131
Eclipsys Corp. (c)	30	604
Electro-Optical Sciences Inc. (c) (e)	11	81
Emergency Medical Services Corp. (c)	16	909
Emergent BioSolutions Inc. (c)	10	166
Emeritus Corp. (c) (e)	11	219
Endologix Inc. (c) (e)	28	115
Ensign Group Inc.	5	88
EnteroMedics Inc. (c)	7	3
Enzo Biochem Inc. (c)	21	125
Enzon Pharmaceuticals Inc. (c) (e)	25	256
eResearch Technology Inc. (c)	20	139
ev3 Inc. (c)	40	638
ExacTech Inc. (c)	4	80
Exelixis Inc. (c)	60	367
Facet Biotech Corp. (c)	14	382
Genomic Health Inc. (c) (e)	8	149
Genoptix Inc. (c) (e)	9	329
Gentiva Health Services Inc. (c)	16	445
Geron Corp. (c) (e)	49	279
Greatbatch Inc. (c)	13	269
GTx Inc. (c) (e)	9	30
Haemonetics Corp. (c)	14	812
Halozyme Therapeutics Inc. (c)	35	280
Hanger Orthopedic Group Inc. (c)	15	266
Hansen Medical Inc. (c) (e)	13	29
Harvard Bioscience Inc. (c)	11	42
Health Grades Inc. (c)	10	67
HealthSouth Corp. (c) (e)	52	965
HealthSpring Inc. (c)	27	468
Healthways Inc. (c)	19	298
HeartWare International Inc. (c)	4	175
Hemispherx Biopharma Inc. (c) (e)	56	42
Hi-Tech Pharmacal Co. Inc. (c)	6	129
HMS Holdings Corp. (c)	14	705
Human Genome Sciences Inc. (c)	100	3,015
ICU Medical Inc. (c)	7	240
Idenix Pharmaceuticals Inc. (c)	13	36
Idera Pharmaceuticals Inc. (c)	10	60
Immucor Inc. (c)	38	849
Immunogen Inc. (c) (e)	30	240
Immunomedics Inc. (c) (e)	33	109
Impax Laboratories Inc. (c)	32	571
Incyte Corp. (c) (e)	47	650
Infinity Pharmaceuticals Inc. (c) (e)	8	48
Insmed Inc. (c)	87	103
Inspire Pharmaceuticals Inc. (c)	33	203
Insulet Corp. (c) (e)	20	294
Integra LifeSciences Holdings Corp. (c) (e)	11	466
InterMune Inc. (c)	24	1,084
Invacare Corp. (e)	15	405
inVentiv Health Inc. (c)	17	385
IPC The Hospitalist Co. Inc. (c)	9	324
IRIS International Inc. (c)	8	86
Isis Pharmaceuticals Inc. (c)	50	547
Ista Pharmaceuticals Inc. (c)	17	71
Javelin Pharmaceuticals Inc. (c)	46	59
Kendle International Inc. (c)	9	151
Kensey Nash Corp. (c)	4	91
Kindred Healthcare Inc. (c)	21	385
KV Pharmaceutical Co. - Class A (c) (e)	26	46
Landauer Inc.	5	314
Lannett Co. Inc. (c)	4	19
LCA-Vision Inc. (c)	12	98
Lexicon Pharmaceuticals Inc. (c)	52	78
LHC Group Inc. (c)	9	293
Ligand Pharmaceuticals Inc. - Class B (c)	53	93
Luminex Corp. (c)	23	395
Magellan Health Services Inc. (c)	19	826
MAKO Surgical Corp. (c) (e)	9	117
MannKind Corp. (c) (e)	31	201
MAP Pharmaceuticals Inc. (c)	7	105
Martek Biosciences Corp. (c) (e)	19	422
Masimo Corp. (c)	27	725
Matrixx Initiatives Inc. (c)	4	22
Maxygen Inc. (c) (e)	11	74
MedAssets Inc. (c)	21	437
MedCath Corp. (c) (e)	11	112
Medical Action Industries Inc. (c)	7	89
Medicines Co. (c)	30	238
Medicis Pharmaceutical Corp.	32	798
Medidata Solutions Inc. (c)	5	80
Medivation Inc. (c)	15	158
MedQuist Inc. (e)	4	31
Merge Healthcare Inc. (c)	32	65
Meridian Bioscience Inc.	22	448
Merit Medical Systems Inc. (c)	14	220
Metabolix Inc. (c) (e)	14	169
Metropolitan Health Networks Inc. (c) (e)	30	95
Micromet Inc. (c)	30	246
Micrus Endovascular Corp. (c)	8	163
MiddleBrook Pharmaceuticals Inc. (c) (e)	17	5
Molecular Insight Pharmaceuticals Inc. (c) (e)	7	10
Molina Healthcare Inc. (c) (e)	8	199
Momenta Pharmaceuticals Inc. (c)	22	322
MWI Veterinary Supply Inc. (c)	6	234
Myriad Pharmaceuticals Inc. (c)	15	69
Nabi Biopharmaceuticals (c)	28	153
Nanosphere Inc. (c)	7	31
National Healthcare Corp.	4	153
National Research Corp.	1	19
Natus Medical Inc. (c)	16	259
Nektar Therapeutics (c)	50	759
Neogen Corp. (c) (e)	11	278
Neurocrine Biosciences Inc. (c)	19	47
NeurogesX Inc. (c) (e)	5	44
Nighthawk Radiology Holdings Inc. (c)	10	31
NovaMed Inc. (c) (e)	9	30
Novavax Inc. (c) (e)	51	117
NPS Pharmaceuticals Inc. (c)	22	113
NuVasive Inc. (c) (e)	20	912
NxStage Medical Inc. (c) (e)	12	141
Obagi Medical Products Inc. (c)	9	116
Odyssey HealthCare Inc. (c)	18	324
Omeros Corp. (c) (e)	3	23
Omnicell Inc. (c)	18	255
OncoGenex Pharmaceutical Inc. (c) (e)	3	51
Onyx Pharmaceuticals Inc. (c)	33	1,004
Opko Health Inc. (c) (e)	18	35
Optimer Pharmaceuticals Inc. (c) (e)	14	175
OraSure Technologies Inc. (c)	28	168
Orexigen Therapeutics Inc. (c)	15	87
Orthofix International NV (c) (e)	9	332
Orthovita Inc. (c)	41	174
Osiris Therapeutics Inc. (c) (e)	8	58
Owens & Minor Inc. (e)	22	1,038
OXiGENE Inc. (c) (e)	12	15
Pain Therapeutics Inc. (c)	21	129
Palomar Medical Technologies Inc. (c)	13	138
Par Pharmaceutical Cos. Inc. (c)	19	469
Parexel International Corp. (c)	31	724
PDL BioPharma Inc.	63	392
Pharmasset Inc. (c) (e)	12	313
PharMerica Corp. (c)	16	286
Phase Forward Inc. (c) (e)	22	289
Poniard Pharmaceuticals Inc. (c) (e)	35	40
Pozen Inc. (c)	13	129
Progenics Pharmaceuticals Inc. (c)	12	63
Protalix BioTherapeutics Inc. (c) (e)	18	116
Providence Services Corp. (c)	6	88
PSS World Medical Inc. (c) (e)	32	753
Psychiatric Solutions Inc. (c)	30	904
Quality Systems Inc. (e)	13	781
Questcor Pharmaceuticals Inc. (c)	32	264
Quidel Corp. (c) (e)	14	210
RadNet Inc. (c)	14	43
Regeneron Pharmaceuticals Inc. (c)	35	925
RehabCare Group Inc. (c)	13	363
Repligen Corp. (c)	14	56
Repros Therapeutics Inc. (c)	4	3
Res-Care Inc. (c)	15	177
Rigel Pharmaceuticals Inc. (c)	26	210
Rochester Medical Corp. (c)	4	55
Rockwell Medical Technologies Inc. (c) (e)	9	53
RTI Biologics Inc. (c)	33	143
Salix Pharmaceuticals Ltd. (c)	31	1,143
Sangamo Biosciences Inc. (c) (e)	25	136
Santarus Inc. (c)	27	145
Savient Pharmaceuticals Inc. (c)	36	515
Sciclone Pharmaceuticals Inc. (c) (e)	27	94
Seattle Genetics Inc. (c)	45	533
Select Medical Holdings Corp. (c)	20	170
Sequenom Inc. (c) (e)	33	209
SIGA Technologies Inc. (c) (e)	20	131
Sirona Dental Systems Inc. (c)	9	354
Skilled Healthcare Group Inc. (c)	15	94
Somanetics Corp. (c)	6	106
SonoSite Inc. (c)	7	228
Spectranetics Corp. (c)	15	104
Spectrum Pharmaceuticals Inc. (c) (e)	24	110
StemCells Inc. (c) (e)	72	84
Stereotaxis Inc. (c) (e)	15	73
STERIS Corp. (e)	31	1,057
Sucampo Pharmaceuticals Inc. (c)	4	16
Sun Healthcare Group Inc. (c)	25	243
Sunrise Senior Living Inc. (c) (e)	25	128
SuperGen Inc. (c)	31	100
SurModics Inc. (c) (e)	9	191
Symmetry Medical Inc. (c)	20	202
Synovis Life Technologies Inc. (c)	7	110
Synta Pharmaceuticals Corp. (c)	8	34
Theravance Inc. (c)	30	403
Thoratec Corp. (c) (e)	31	1,043
TomoTherapy Inc. (c)	31	105
TranS1 Inc. (c) (e)	6	19
Transcend Services Inc. (c)	4	63
Triple-S Management Corp. (c) (e)	10	183
Universal American Corp. (c)	14	214
US Physical Therapy Inc. (c)	6	107
Utah Medical Products Inc.	1	40
Vanda Pharmaceuticals Inc. (c)	13	154
Varian Inc. (c)	16	804
Vascular Solutions Inc. (c)	7	64
Vical Inc. (c) (e)	24	82
ViroPharma Inc. (c)	41	565
Virtual Radiologic Corp. (c) (e)	3	32
Vital Images Inc. (c)	7	110
Vivus Inc. (c) (e)	45	396
Volcano Corp. (c)	26	631
WellCare Health Plans Inc. (c)	22	666
West Pharmaceutical Services Inc. (e)	18	741
Wright Medical Group Inc. (c)	22	385
XenoPort Inc. (c)	15	142
Young Innovations Inc.	3	82
Zoll Medical Corp. (c)	12	307
ZymoGenetics Inc. (c)	26	151
		78,820
INDUSTRIALS - 14.8%
3D Systems Corp. (c)	8	115
AAON Inc.	7	161
AAR Corp. (c)	21	521
ABM Industries Inc. (e)	25	520
Acacia Research Corp. (c)	16	176
ACCO Brands Corp. (c)	28	211
Aceto Corp.	16	99
Actuant Corp. - Class A (e)	38	736
Acuity Brands Inc.	24	1,005
Administaff Inc.	12	262
Advanced Battery Technologies Inc. (c) (e)	29	111
Advisory Board Co. (c)	9	281
AeroVironment Inc. (c) (e)	7	193
Air Transport Services Group Inc (c)	29	97
Aircastle Ltd.	25	239
AirTran Holdings Inc. (c)	74	374
Alamo Group Inc.	3	68
Alaska Air Group Inc. (c)	20	809
Albany International Corp.	14	311
Allegiant Travel Co. (c) (e)	8	478
Altra Holdings Inc. (c)	14	186
AMERCO (c)	5	280
American Commercial Lines Inc. (c) (e)	4	107
American Railcar Industries Inc.	4	52
American Reprographics Co. (c)	22	197
American Science & Engineering Inc.	5	387
American Superconductor Corp. (c) (e)	23	677
American Woodmark Corp.	5	92
Ameron International Corp.	5	317
Ampco-Pittsburgh Corp.	5	124
Amrep Corp. (c)	1	8
AO Smith Corp.	12	615
APAC Customer Services Inc. (c)	14	81
Apogee Enterprises Inc. (e)	16	257
Applied Industrial Technologies Inc.	23	561
Applied Signal Technology Inc.	8	149
Argan Inc. (c)	3	41
Argon ST Inc. (c)	7	196
Arkansas Best Corp.	13	401
Ascent Solar Technologies Inc. (c) (e)	11	41
Astec Industries Inc. (c)	10	282
Astronics Corp. (c) (e)	4	40
ATC Technology Corp. (c)	11	182
Atlas Air Worldwide Holdings Inc. (c)	11	593
Avis Budget Group Inc. (c)	57	653
AZZ Inc. (c)	7	229
Badger Meter Inc.	8	293
Baldor Electric Co.	25	937
Barnes Group Inc. (e)	25	491
Barrett Business Services Inc.	3	46
Beacon Roofing Supply Inc. (c)	24	464
Belden Inc.	25	692
Blount International Inc. (c)	21	214
BlueLinx Holdings Inc. (c) (e)	5	21
Bowne & Co. Inc.	20	229
Brady Corp. - Class A	26	803
Briggs & Stratton Corp.	27	528
Broadwind Energy Inc. (c) (e)	16	70
Builders FirstSource Inc. (c)	25	79
CAI International Inc. (c)	5	58
Cascade Corp.	5	151
CBIZ Inc. (c)	21	140
CDI Corp.	8	120
Celadon Group Inc. (c)	14	193
Cenveo Inc. (c)	28	242
Ceradyne Inc. (c)	14	322
Chart Industries Inc. (c)	15	291
Chase Corp. (e)	3	34
China BAK Battery Inc. (c) (e)	28	67
China Fire & Security Group Inc. (c) (e)	7	93
CIRCOR International Inc.	9	312
CLARCOR Inc.	28	971
Clean Harbors Inc. (c)	12	664
Colfax Corp. (c)	14	168
Columbus Mckinnon Corp. (c)	10	159
Comfort Systems USA Inc. (e)	21	260
COMSYS IT Partners Inc. (c)	7	126
Consolidated Graphics Inc. (c)	5	218
Cornell Cos. Inc. (c)	5	95
Corporate Executive Board Co.	18	479
CoStar Group Inc. (c) (e)	11	449
Courier Corp.	5	80
CRA International Inc. (c) (e)	5	118
Cubic Corp.	8	289
Curtiss-Wright Corp. (e)	25	872
Deluxe Corp.	28	538
Diamond Management & Technology Consultants Inc. (e)	14	111
DigitalGlobe Inc. (c)	7	209
Dollar Thrifty Automotive Group Inc. (c)	15	492
Ducommun Inc.	7	157
Duoyuan Printing Inc. (c)	4	45
DXP Enterprises Inc. (c)	4	46
Dycom Industries Inc. (c)	21	186
Dynamex Inc. (c)	5	78
Dynamic Materials Corp.	6	97
DynCorp International Inc. (c)	12	136
Eagle Bulk Shipping Inc. (c) (e)	33	174
Eastern Co.	3	36
EMCOR Group Inc. (c) (e)	36	897
Encore Wire Corp.	10	209
Ener1 Inc. (c) (e)	29	135
Energy Conversion Devices Inc. (c) (e)	26	201
Energy Recovery Inc. (c) (e)	17	108
EnergySolutions Inc.	44	281
EnerNOC Inc. (c) (e)	7	216
EnerSys (c)	22	532
Ennis Inc.	15	243
EnPro Industries Inc. (c) (e)	11	321
ESCO Technologies Inc.	14	448
Esterline Technologies Corp. (c)	16	814
Evergreen Solar Inc. (c) (e)	94	106
Exponent Inc. (c)	8	223
Federal Signal Corp.	26	238
Flow International Corp. (c)	24	74
Force Protection Inc. (c)	38	228
Forward Air Corp.	16	430
Franklin Covey Co. (c)	6	45
Franklin Electric Co. Inc.	12	367
FreightCar America Inc.	7	173
Fuel Tech Inc. (c)	12	96
FuelCell Energy Inc. (c) (e)	39	110
Furmanite Corp. (c)	19	98
Fushi Copperweld Inc. (c)	11	127
G&K Services Inc. - Class A	10	257
Genco Shipping & Trading Ltd. (c) (e)	13	280
GenCorp Inc. (c)	27	154
Genesee & Wyoming Inc. - Class A (c)	20	684
Geo Group Inc. (c)	28	549
GeoEye Inc. (c)	10	295
Gibraltar Industries Inc. (c)	16	199
Global Defense Technology & Systems Inc. (c)	2	30
Gorman-Rupp Co. (e)	8	215
GP Strategies Corp. (c)	11	93
GrafTech International Ltd. (c)	67	910
Graham Corp.	7	121
Granite Construction Inc.	19	562
Great Lakes Dredge & Dock Corp.	26	135
Greenbrier Cos. Inc. (c)	11	122
Griffon Corp. (c)	24	298
GT Solar International Inc. (c) (e)	15	77
H&E Equipment Services Inc. (c)	14	149
Harbin Electric Inc. (c) (e)	8	175
Hawaiian Holdings Inc. (c)	27	199
Healthcare Services Group Inc. (e)	23	518
Heartland Express Inc. (e)	27	449
HEICO Corp. (e)	12	633
Heidrick & Struggles International Inc. (e)	9	255
Heritage-Crystal Clean Inc. (c) (e)	1	14
Herley Industries Inc. (c)	6	91
Herman Miller Inc. (e)	29	518
Hexcel Corp. (c)	52	753
Hill International Inc. (c) (e)	12	72
HNI Corp. (e)	24	647
Horizon Lines Inc. - Class A	21	113
Houston Wire & Cable Co. (e)	8	96
HUB Group Inc. - Class A (c)	20	563
Hurco Cos. Inc. (c)	4	64
Huron Consulting Group Inc. (c)	12	241
ICF International Inc. (c)	6	156
II-VI Inc. (c)	14	474
InnerWorkings Inc. (c)	14	71
Insituform Technologies Inc. - Class A (c)	21	560
Insteel Industries Inc. (e)	9	97
Integrated Electrical Services Inc. (c)	4	22
Interface Inc.	28	322
Interline Brands Inc. (c)	17	320
International Shipholding Corp.	3	81
JetBlue Airways Corp. (c)	141	785
John Bean Technologies Corp.	16	278
Kadant Inc. (c)	9	126
Kaman Corp. - Class A	15	364
Kaydon Corp.	18	675
Kelly Services Inc. - Class A (c)	14	235
Kforce Inc. (c)	15	226
Kimball International Inc. - Class B	17	119
Knight Transportation Inc.	31	652
Knoll Inc.	25	282
Korn/Ferry International (c)	24	430
K-Tron International Inc. (c)	1	217
LaBarge Inc. (c)	6	64
Ladish Co. Inc. (c)	8	165
Lawson Products Inc.	2	33
Layne Christensen Co. (c)	10	268
LB Foster Co. (c)	5	143
Lihua International Inc. (c)	2	14
Lindsay Corp. (e)	7	274
LMI Aerospace Inc. (c)	4	72
LSI Industries Inc.	9	65
M&F Worldwide Corp. (c)	6	184
Marten Transport Ltd. (c)	9	180
MasTec Inc. (c)	30	373
McGrath RentCorp	13	317
Metalico Inc. (c) (e)	23	135
Met-Pro Corp.	8	76
Michael Baker Corp. (c)	5	164
Microvision Inc. (c) (e)	52	147
Middleby Corp. (c)	9	497
Miller Industries Inc. (c)	6	77
Mine Safety Appliances Co.	14	396
Mistras Group Inc. (c)	6	57
Mobile Mini Inc. (c) (e)	18	282
Moog Inc. - Class A (c)	25	888
Mueller Industries Inc.	20	540
Mueller Water Products Inc.	87	416
Multi-Color Corp.	5	56
MYR Group Inc. (c)	9	141
NACCO Industries Inc. - Class A	3	232
Navigant Consulting Inc. (c)	28	345
NCI Building Systems Inc. (c)	13	142
Nordson Corp.	18	1,223
North American Galvanizing & Coating Inc. (c)	6	31
Northwest Pipe Co. (c)	4	96
Odyssey Marine Exploration Inc. (c)	26	34
Old Dominion Freight Line Inc. (c)	15	490
Omega Flex Inc. (e)	1	10
On Assignment Inc. (c)	19	135
Orbital Sciences Corp. (c)	30	570
Orion Energy Systems Inc. (c) (e)	8	40
Orion Marine Group Inc. (c)	15	264
Otter Tail Corp.	19	425
Pacer International Inc. (c)	18	108
Patriot Transportation Holding Inc. (c)	1	56
Perma-Fix Environmental Services Inc. (c)	24	53
Pike Electric Corp. (c)	8	71
PMFG Inc. (c) (e)	7	95
Polypore International Inc. (c)	12	215
Portec Rail Products Inc.	5	63
Powell Industries Inc. (c)	5	154
PowerSecure International Inc. (c)	8	65
Preformed Line Products Co.	1	38
Primoris Services Corp. (e)	3	27
Quanex Building Products Corp.	21	355
RailAmerica Inc. (c)	13	156
Raven Industries Inc.	8	246
RBC Bearings Inc. (c)	12	380
Regal-Beloit Corp.	19	1,142
Republic Airways Holdings Inc. (c)	25	147
Resources Connection Inc. (c)	25	470
Robbins & Myers Inc.	14	336
Rollins Inc.	23	508
RSC Holdings Inc. (c)	27	213
Rush Enterprises Inc. - Class A (c)	19	248
Saia Inc. (c)	8	116
SatCon Technology Corp. (c) (e)	43	106
Sauer-Danfoss Inc. (c)	7	92
Schawk Inc. (e)	7	134
School Specialty Inc. (c)	10	238
Seaboard Corp.	-	239
SFN Group Inc. (c)	30	239
Simpson Manufacturing Co. Inc.	20	566
SkyWest Inc.	29	420
SmartHeat Inc. (c) (e)	6	60
Standard Parking Corp. (c)	4	59
Standard Register Co.	14	73
Standex International Corp.	7	170
Stanley Inc. (c)	6	179
Steelcase Inc.	39	255
Sterling Construction Co. Inc. (c)	10	151
Sun Hydraulics Corp. (e)	7	182
Sykes Enterprises Inc. (c)	20	463
TAL International Group Inc. (e)	9	182
Taser International Inc. (c)	33	195
Team Inc. (c)	10	170
Tecumseh Products Co. (c)	10	124
Teledyne Technologies Inc. (c)	19	801
Tennant Co.	10	262
Tetra Tech Inc. (c)	34	772
Textainer Group Holdings Ltd.	5	98
Titan International Inc. (e)	20	174
Titan Machinery Inc. (c) (e)	6	81
Todd Shipyards Corp.	3	42
Towers Watson & Co.	23	1,087
Tredegar Corp.	17	291
Trex Co. Inc. (c)	10	203
TriMas Corp. (c)	7	48
Triumph Group Inc.	9	635
TrueBlue Inc. (c)	24	373
Tutor Perini Corp. (c) (e)	14	309
Twin Disc Inc.	4	53
UAL Corp. (c) (e)	92	1,791
Ultralife Corp. (c) (e)	6	24
Ultrapetrol Ltd. (c)	13	73
United Capital Corp. (c)	1	21
United Rentals Inc. (c)	35	325
United Stationers Inc. (c)	13	775
Universal Forest Products Inc.	10	392
Universal Truckload Services Inc. (c)	3	48
US Airways Group Inc. (c) (e)	87	640
US Ecology Inc.	11	170
USA Truck Inc. (c)	3	55
Valence Technology Inc. (c) (e)	25	21
Viad Corp.	11	236
Vicor Corp. (c)	9	127
Volt Information Sciences Inc. (c)	6	60
VSE Corp.	2	87
Waste Services Inc. (c)	11	104
Watsco Inc.	15	838
Watts Water Technologies Inc.	15	479
Werner Enterprises Inc.	23	535
Willis Lease Finance Corp. (c)	2	34
Woodward Governor Co.	33	1,065
YRC Worldwide Inc. (c)	29	15
		84,165
INFORMATION TECHNOLOGY - 17.4%
3Com Corp. (c)	213	1,635
3PAR Inc. (c) (e)	16	156
ACI Worldwide Inc. (c)	20	408
Acme Packet Inc. (c)	21	410
Actel Corp. (c)	14	191
ActivIdentity Corp. (c)	20	57
Actuate Corp. (c)	22	123
Acxiom Corp. (c)	38	678
Adaptec Inc. (c)	68	222
ADC Telecommunications Inc. (c)	51	376
ADTRAN Inc.	30	785
Advanced Analogic Technologies Inc. (c)	21	74
Advanced Energy Industries Inc. (c)	18	304
Advent Software Inc. (c) (e)	9	388
Agilysys Inc.	11	121
Airvana Inc. (c)	12	90
American Software Inc.	11	62
Amkor Technology Inc. (c) (e)	62	437
Anadigics Inc. (c)	37	177
Anaren Inc. (c)	9	122
Ancestry.com Inc. (c)	4	63
Anixter International Inc. (c)	16	753
Applied Micro Circuits Corp. (c)	36	312
Archipelago Learning Inc. (c)	3	49
ArcSight Inc. (c) (e)	11	299
Ariba Inc. (c)	47	607
Arris Group Inc. (c)	69	825
Art Technology Group Inc. (c)	86	378
Aruba Networks Inc. (c) (e)	33	454
AsiaInfo Holdings Inc. (c)	17	446
Atheros Communications Inc. (c)	37	1,433
ATMI Inc. (c)	17	333
Aviat Networks Inc. (c)	29	195
Avid Technology Inc. (c)	14	195
Bel Fuse Inc. - Class B	5	110
Benchmark Electronics Inc. (c)	36	752
BigBand Networks Inc. (c)	17	59
Black Box Corp.	9	289
Blackbaud Inc.	24	597
Blackboard Inc. (c)	18	748
Blue Coat Systems Inc. (c)	21	662
Bottomline Technologies Inc. (c)	14	244
Brightpoint Inc. (c)	27	205
Brooks Automation Inc. (c)	35	312
Cabot Microelectronics Corp. (c)	12	467
CACI International Inc. - Class A (c) (e)	17	811
Callidus Software Inc. (c)	12	44
Cass Information Systems Inc. (e)	4	119
Cavium Networks Inc. (c)	19	475
Ceva Inc. (c)	11	125
Checkpoint Systems Inc. (c)	21	454
China Information Security Technology Inc. (c) (e)	13	64
China Security & Surveillance Technology Inc. (c) (e)	26	198
China TransInfo Technology Corp. (c) (e)	8	57
Chordiant Software Inc. (c)	14	69
Ciber Inc. (c)	40	149
Cirrus Logic Inc. (c)	36	303
Cogent Inc. (c)	23	234
Cognex Corp.	22	414
Cogo Group Inc. (c)	12	83
Coherent Inc. (c)	12	379
Cohu Inc.	13	181
Communications Systems Inc.	3	35
CommVault Systems Inc. (c)	23	483
Compellent Technologies Inc. (c)	10	168
Computer Task Group Inc. (c)	7	48
comScore Inc. (c)	11	188
Comtech Telecommunications Corp. (c) (e)	15	475
Comverge Inc. (c) (e)	13	143
Concur Technologies Inc. (c) (e)	22	902
Constant Contact Inc. (c) (e)	14	320
CPI International Inc. (c)	4	55
Cray Inc. (c)	24	142
CSG Systems International Inc. (c)	20	416
CTS Corp.	20	185
CyberSource Corp. (c)	37	651
Cymer Inc. (c)	16	600
Daktronics Inc.	20	155
DDi Corp. (c)	6	36
DealerTrack Holdings Inc. (c)	21	352
Deltek Inc. (c)	8	64
DemandTec Inc. (c)	16	114
DG FastChannel Inc. (c) (e)	11	343
Dice Holdings Inc. (c)	7	55
Digi International Inc. (c)	14	145
Digital River Inc. (c) (e)	21	626
Diodes Inc. (c)	18	400
DivX Inc. (c)	20	145
Double-Take Software Inc. (c)	13	113
DSP Group Inc. (c)	12	99
DTS Inc. (c)	9	305
Dynamics Research Corp. (c)	4	43
Earthlink Inc. (e)	56	476
Ebix Inc. (c) (e)	12	199
Echelon Corp. (c) (e)	17	151
Echo Global Logistics Inc. (c) (e)	3	36
Electro Rent Corp.	9	119
Electro Scientific Industries Inc. (c)	15	196
Electronics for Imaging Inc. (c)	25	294
eLoyalty Corp. (c) (e)	3	17
Emcore Corp. (c) (e)	36	43
EMS Technologies Inc. (c)	8	128
Emulex Corp. (c)	45	596
Entegris Inc. (c)	74	372
Entropic Communications Inc. (c)	28	140
Epicor Software Corp. (c)	24	228
EPIQ Systems Inc. (c)	19	236
ePlus Inc. (c)	2	29
Euronet Worldwide Inc. (c)	26	480
Exar Corp. (c) (e)	18	130
ExlService Holdings Inc. (c)	9	151
Extreme Networks (c)	47	145
Fair Isaac Corp. (e)	26	669
FalconStor Software Inc. (c) (e)	18	64
FARO Technologies Inc. (c)	9	240
FEI Co. (c)	20	466
FormFactor Inc. (c)	26	463
Forrester Research Inc. (c)	8	252
Fortinet Inc. (c)	8	137
Gartner Inc. - Class A (c)	37	827
Global Cash Access Holdings Inc. (c)	19	155
Globecomm Systems Inc. (c)	10	73
GSE Systems Inc. (c)	10	53
GSI Commerce Inc. (c)	17	457
GSI Technology Inc. (c)	8	38
Hackett Group Inc. (c) (e)	19	52
Harmonic Inc. (c)	54	343
Heartland Payment Systems Inc.	21	382
Hittite Microwave Corp. (c) (e)	11	496
Hughes Communications Inc. (c)	4	115
ICx Technologies Inc. (c) (e)	5	37
iGate Corp.	11	109
Imation Corp. (c)	17	185
Imergent Inc.	4	24
Immersion Corp. (c)	14	72
Infinera Corp. (c)	46	391
infoGROUP Inc. (c)	19	151
Informatica Corp. (c)	47	1,255
Information Services Group Inc. (c) (e)	11	36
Infospace Inc. (c)	19	210
Innodata Isogen Inc. (c)	9	38
Insight Enterprises Inc. (c)	25	362
Integral Systems Inc. (c)	10	97
Interactive Intelligence Inc. (c)	6	121
InterDigital Inc. (c)	23	651
Intermec Inc. (c)	33	464
Internap Network Services Corp. (c)	26	145
Internet Brands Inc. (c)	17	156
Internet Capital Group Inc. (c)	18	152
Intevac Inc. (c)	11	156
Ipass Inc. (c)	22	26
IPG Photonics Corp. (c) (e)	13	186
Isilon Systems Inc. (c)	16	138
Ixia (c) (e)	16	149
IXYS Corp. (c)	11	95
j2 Global Communications Inc. (c) (e)	24	557
Jack Henry & Associates Inc.	45	1,082
JDA Software Group Inc. (c)	18	495
Kenexa Corp. (c)	11	157
Keynote Systems Inc.	7	82
Knot Inc. (c)	14	112
Kopin Corp. (c)	41	154
Kulicke & Soffa Industries Inc. (c)	36	261
KVH Industries Inc. (c)	9	113
L-1 Identity Solutions Inc. (c) (e)	41	365
Lattice Semiconductor Corp. (c) (e)	69	254
Lawson Software Inc. (c)	73	480
Limelight Networks Inc. (c)	15	56
Lionbridge Technologies Inc. (c)	36	131
Liquidity Services Inc. (c)	8	90
Littelfuse Inc. (c)	12	465
LivePerson Inc. (c)	21	165
LogMeIn Inc. (c)	4	87
LoopNet Inc. (c)	10	108
Loral Space & Communications Inc. (c)	6	205
Manhattan Associates Inc. (c)	13	323
Mantech International Corp. - Class A (c)	12	578
Marchex Inc. - Class B	13	68
MAXIMUS Inc.	9	571
Maxwell Technologies Inc. (c)	12	145
Measurement Specialties Inc. (c)	8	124
MEMSIC Inc. (c) (e)	7	22
Mentor Graphics Corp. (c)	51	411
MercadoLibre Inc. (c)	14	673
Mercury Computer Systems Inc. (c)	12	161
Methode Electronics Inc.	21	209
Micrel Inc.	25	268
Microsemi Corp. (c)	45	782
MicroStrategy Inc. - Class A (c)	5	415
Microtune Inc. (c)	29	80
MIPS Technologies Inc. - Class A (c)	23	101
MKS Instruments Inc. (c)	27	524
ModusLink Global Solutions Inc. (c)	25	207
MoneyGram International Inc. (c)	43	163
Monolithic Power Systems Inc. (c)	18	400
Monotype Imaging Holdings Inc. (c)	10	98
Move Inc. (c)	77	161
MTS Systems Corp. (e)	9	269
Multi-Fineline Electronix Inc. (c)	6	155
NCI Inc. (c)	3	93
Ness Technologies Inc. (c)	21	130
Net 1 UEPS Technologies Inc. (c)	17	316
Netezza Corp. (c) (e)	24	313
NetGear Inc. (c)	19	487
NetLogic Microsystems Inc. (c) (e)	25	739
NetScout Systems Inc. (c)	13	186
NetSuite Inc. (c) (e)	9	131
Network Equipment Technologies Inc. (c)	13	71
Newport Corp. (c)	21	263
NIC Inc.	25	198
Novatel Wireless Inc. (c)	15	100
NVE Corp. (c)	2	106
Omnivision Technologies Inc. (c)	27	456
Online Resources Corp. (c)	12	50
OpenTable Inc. (c) (e)	1	49
Openwave Systems Inc. (c)	42	98
Oplink Communications Inc. (c)	12	229
OPNET Technologies Inc.	8	134
Opnext Inc. (c)	13	30
OSI Systems Inc. (c)	8	235
Palm Inc. (c) (e)	87	327
PAR Technology Corp. (c)	4	22
Parametric Technology Corp. (c) (e)	62	1,122
Park Electrochemical Corp.	11	324
ParkerVision Inc. (c) (e)	14	24
PC Connection Inc. (c)	5	29
PC Mall Inc. (c)	6	29
PC-Tel Inc. (c)	10	65
Pegasystems Inc.	8	307
Perficient Inc. (c)	15	167
Pericom Semiconductor Corp. (c)	12	128
Pervasive Software Inc. (c)	7	34
Phoenix Technologies Ltd. (c)	19	61
Photronics Inc. (c)	29	146
Plantronics Inc.	26	823
Plexus Corp. (c)	21	766
PLX Technology Inc. (c)	24	124
Polycom Inc. (c)	45	1,374
Power Integrations Inc.	13	518
Power-One Inc. (c) (e)	44	184
Powerwave Technologies Inc. (c) (e)	80	100
Progress Software Corp. (c)	22	678
PROS Holdings Inc. (c)	9	87
QAD Inc. (c)	6	32
Quantum Corp. (c)	109	287
Quest Software Inc. (c)	33	589
Rackspace Hosting Inc. (c) (e)	36	671
Radiant Systems Inc. (c)	15	221
Radisys Corp. (c)	13	120
RAE Systems Inc. (c)	18	15
RealNetworks Inc. (c)	47	228
Renaissance Learning Inc.	4	64
RF Micro Devices Inc. (c)	144	715
RightNow Technologies Inc. (c) (e)	11	197
Rimage Corp. (c)	4	65
Riverbed Technology Inc. (c) (e)	29	837
Rofin-Sinar Technologies Inc. (c)	15	348
Rogers Corp. (c) (e)	9	252
Rosetta Stone Inc. (c) (e)	3	78
Rubicon Technology Inc. (c) (e)	7	135
Rudolph Technologies Inc. (c)	15	128
S1 Corp. (c)	32	186
Saba Software Inc. (c) (e)	11	54
Sapient Corp. (c)	46	420
SAVVIS Inc. (c)	20	328
ScanSource Inc. (c)	14	405
SeaChange International Inc. (c)	19	138
Semtech Corp. (c)	33	570
ShoreTel Inc. (c)	22	143
Sigma Designs Inc. (c) (e)	17	202
Silicon Graphics International Corp. (c)	18	191
Silicon Image Inc. (c)	44	133
Silicon Storage Technology Inc. (c)	47	142
Skyworks Solutions Inc. (c)	92	1,436
Smart Modular Technologies WWH Inc. (c)	17	135
Smith Micro Software Inc. (c)	14	124
SolarWinds Inc. (c)	6	133
Solera Holdings Inc. (e)	38	1,477
SonicWALL Inc. (c)	31	268
Sonus Networks Inc. (c)	108	281
Sourcefire Inc. (c)	11	263
Spectrum Control Inc. (c)	6	65
SRA International Inc. - Class A (c)	23	472
SRS Labs Inc. (c)	5	51
Stamps.com Inc. (c)	6	65
Standard Microsystems Corp. (c)	12	275
StarTek Inc. (c)	8	54
STEC Inc. (c) (e)	12	145
Stratasys Inc. (c)	11	272
SuccessFactors Inc. (c)	25	472
Super Micro Computer Inc. (c)	12	216
Supertex Inc. (c)	7	169
support.com Inc. (c)	26	84
Switch & Data Facilities Co. Inc. (c)	10	183
Sycamore Networks Inc.	10	199
Symmetricom Inc. (c)	21	124
Symyx Technologies Inc. (c)	20	88
Synaptics Inc. (c) (e)	18	508
Synchronoss Technologies Inc. (c)	10	187
SYNNEX Corp. (c)	10	293
Syntel Inc.	7	267
Take-Two Interactive Software Inc. (c)	43	419
Taleo Corp. (c)	21	545
Technitrol Inc.	29	152
TechTarget Inc. (c) (e)	4	22
Techwell Inc. (c)	8	148
Tekelec (c)	36	653
TeleCommunication Systems Inc. (c)	24	179
TeleTech Holdings Inc. (c)	18	304
Terremark Worldwide Inc. (c)	30	212
Tessera Technologies Inc. (c)	26	529
THQ Inc. (c)	39	272
TIBCO Software Inc. (c)	92	993
Tier Technologies Inc. - Class B (c)	8	60
TiVo Inc. (c)	61	1,039
TNS Inc. (c)	14	321
Travelzoo Inc. (c)	2	36
Trident Microsystems Inc. (c)	29	51
TriQuint Semiconductor Inc. (c)	79	550
TTM Technologies Inc. (c) (e)	24	214
Tyler Technologies Inc. (c)	17	318
Ultimate Software Group Inc. (c)	14	452
Ultratech Inc. (c)	13	181
Unica Corp. (c)	7	61
Unisys Corp. (c) (e)	23	816
United Online Inc.	46	344
Universal Display Corp. (c) (e)	16	193
UTStarcom Inc. (c) (e)	63	176
ValueClick Inc. (c)	47	479
VASCO Data Security International Inc. (c)	16	136
Veeco Instruments Inc. (c)	21	929
VeriFone Holdings Inc. (c) (e)	39	785
ViaSat Inc. (c)	16	564
Virage Logic Corp. (c)	10	75
Virtusa Corp. (c)	6	63
Vocus Inc. (c) (e)	10	171
Volterra Semiconductor Corp. (c)	12	313
Web.com Group Inc. (c)	13	69
Websense Inc. (c)	24	546
White Electronic Designs Corp. (c)	10	71
Wright Express Corp. (c)	21	624
X-Rite Inc. (c) (e)	12	35
Zixit Corp. (c) (e)	39	90
Zoran Corp. (c)	28	305
Zygo Corp. (c)	9	84
		99,381
MATERIALS - 4.5%
A. Schulman Inc. (e)	13	314
AEP Industries Inc. (c)	3	71
Allied Nevada Gold Corp. (c)	31	514
AM Castle & Co. (c)	8	103
AMCOL International Corp.	13	351
American Vanguard Corp.	13	106
Ampal American Israel (c) (e)	10	27
Arch Chemicals Inc.	14	469
Balchem Corp.	16	385
Boise Inc. (c)	16	101
Brush Engineered Materials Inc. (c)	11	246
Buckeye Technologies Inc. (c)	22	291
BWAY Holdings Co. (c)	4	78
Calgon Carbon Corp. (c)	30	509
Century Aluminum Co. (c)	31	425
China Green Agriculture Inc. (c) (e)	6	83
China Precision Steel Inc. (c) (e)	15	32
Clearwater Paper Corp. (c)	6	287
Coeur d'Alene Mines Corp. (c) (e)	45	678
Deltic Timber Corp.	6	251
Domtar Corp. (c)	23	1,470
Ferro Corp. (c)	46	401
General Moly Inc. (c) (e)	42	141
General Steel Holdings Inc. (c) (e)	18	74
Glatfelter	25	360
Graphic Packaging Holding Co. (c)	60	218
Hawkins Inc. (e)	5	110
Haynes International Inc.	7	233
HB Fuller Co.	26	610
Headwaters Inc. (c)	37	168
Hecla Mining Co. (c) (e)	132	720
Horsehead Holding Corp. (c)	22	266
ICO Inc.	17	141
Innophos Holdings Inc.	9	242
Innospec Inc. (c)	11	129
Kaiser Aluminum Corp.	8	327
KapStone Paper and Packaging Corp. (c)	19	229
Koppers Holdings Inc.	11	309
Landec Corp. (c)	16	105
Louisiana-Pacific Corp. (c)	67	606
LSB Industries Inc. (c)	11	161
Minerals Technologies Inc.	10	526
Myers Industries Inc.	19	201
Neenah Paper Inc.	8	119
NewMarket Corp.	5	546
NL Industries Inc.	4	31
Olin Corp.	42	824
Olympic Steel Inc.	5	179
OM Group Inc. (c)	17	561
Omnova Solutions Inc. (c)	22	176
Paramount Gold and Silver Corp. (c) (e)	42	59
PolyOne Corp. (c)	52	533
Quaker Chemical Corp.	6	153
Rock-Tenn Co. - Class A (e)	21	967
Rockwood Holdings Inc. (c)	27	707
RTI International Metals Inc. (c) (e)	17	513
Schweitzer-Mauduit International Inc.	10	458
Sensient Technologies Corp.	26	763
ShengdaTech Inc. (c) (e)	15	112
Silgan Holdings Inc.	15	892
Solutia Inc. (c)	66	1,059
Spartech Corp. (c)	15	179
Stepan Co.	4	213
Stillwater Mining Co. (c) (e)	23	303
STR Holdings Inc. (c)	6	132
Sutor Technology Group Ltd. (c)	7	19
Texas Industries Inc. (e)	12	426
United States Lime & Minerals Inc. (c)	1	32
Universal Stainless & Alloy Products Inc. (c)	4	86
US Concrete Inc. (c) (e)	18	6
US Gold Corp. (c)	41	110
Wausau Paper Corp. (c)	24	207
Westlake Chemical Corp.	10	260
Worthington Industries Inc.	32	556
WR Grace & Co. (c)	39	1,074
Zep Inc.	12	263
Zoltek Cos. Inc. (c) (e)	17	162
		25,748
TELECOMMUNICATION SERVICES - 0.9%
AboveNet Inc. (c)	7	352
Alaska Communications Systems Group Inc. (e)	25	202
Atlantic Tele-Network Inc.	4	201
Cbeyond Inc. (c) (e)	13	179
Cincinnati Bell Inc. (c)	106	361
Cogent Communications Group Inc. (c)	23	238
Consolidated Communications Holdings Inc.	13	239
General Communication Inc. - Class A (c)	21	120
Global Crossing Ltd. (c)	16	237
HickoryTech Corp.	6	51
inContact Inc. (c)	12	33
Iowa Telecommunications Services Inc.	18	303
Neutral Tandem Inc. (c)	18	288
NTELOS Holdings Corp.	17	298
PAETEC Holding Corp. (c)	66	309
Premiere Global Services Inc. (c)	33	269
Shenandoah Telecommunications Co.	12	234
SureWest Communications (c) (e)	7	64
Syniverse Holdings Inc. (c)	37	720
USA Mobility Inc. (c)	13	166
		4,864
UTILITIES - 3.0%
Allete Inc. (e)	16	532
American States Water Co. (e)	10	348
Artesian Resources Corp. (e)	3	48
Avista Corp.	30	612
Black Hills Corp. (e)	21	637
Cadiz Inc. (c) (e)	6	77
California Water Service Group	11	399
Central Vermont Public Service Corp.	7	146
CH Energy Group Inc.	9	349
Chesapeake Utilities Corp. (e)	6	171
Cleco Corp.	33	888
Connecticut Water Services Inc.	4	89
Consolidated Water Co. Ltd. (e)	7	97
El Paso Electric Co. (c)	24	488
Empire District Electric Co.	20	366
IDACORP Inc. (e)	26	903
Laclede Group Inc.	13	422
MGE Energy Inc.	13	445
Middlesex Water Co.	6	108
New Jersey Resources Corp. (e)	23	877
Nicor Inc.	24	1,018
Northwest Natural Gas Co.	14	667
NorthWestern Corp.	19	516
Pennichuck Corp.	2	44
Piedmont Natural Gas Co. Inc. (e)	39	1,088
PNM Resources Inc.	47	587
Portland General Electric Co. (e)	42	805
SJW Corp.	6	160
South Jersey Industries Inc.	16	676
Southwest Gas Corp.	24	721
Southwest Water Co.	15	152
UIL Holdings Corp.	15	426
UniSource Energy Corp.	19	606
Unitil Corp. (e)	5	125
US Geothermal Inc. (c) (e)	43	39
WGL Holdings Inc. (e)	28	961
York Water Co. (e)	6	81
		16,674

Total Common Stocks (cost $516,709)		552,309

WARRANTS - 0.0%
Lantronix Inc., 02/09/11 (c) (f)	-	-

Total Warrants (cost $0)		-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$ 2,630	112

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,630)		112

SHORT TERM INVESTMENTS - 18.7%
Mutual Funds - 2.9%
JNL Money Market Fund, 0.03% (a) (h)	16,479	16,479

Securities Lending Collateral - 15.6%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	65,113	65,113
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	23,828	23,828
		88,941
U.S. Treasury Securities - 0.2%
U.S. Treasury Bill, 0.13%, 06/10/10 (o)	1,150	1,150

Total Short Term Investments (cost $106,570)		106,570

Total Investments - 115.6% (cost $625,909)		658,991
Other Assets and Liabilities, Net - (15.6%)		(88,863)
Total Net Assets - 100%		$ 570,128

JNL/Mellon Capital Management International Index Fund
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 9.5%
ABC-Mart Inc.	2	$ 64
Accor SA	12	649
Adidas AG	17	892
Aisin Seiki Co. Ltd.	15	452
Aristocrat Leisure Ltd. (e)	33	137
Asics Corp.	14	137
Autogrill SpA (c)	7	89
Bayerische Motoren Werke AG	27	1,250
Benesse Corp.	6	243
Billabong International Ltd. (e)	16	170
Bridgestone Corp. (e)	50	854
British Sky Broadcasting Group Plc	91	831
Burberry Group Plc	35	381
Canon Marketing Japan Inc.	5	69
Carnival Plc (c)	14	566
Casio Computer Co. Ltd. (e)	20	155
Christian Dior SA	5	534
Compagnie Financiere Richemont SA	43	1,648
Compagnie Generale des Etablissements Michelin	12	865
Compass Group Plc	152	1,210
Crown Ltd.	41	309
Daihatsu Motor Co. Ltd.	15	143
Daimler AG (c)	73	3,456
Dena Co. Ltd.	-	148
Denso Corp.	40	1,183
Dentsu Inc. (e)	14	355
Electrolux AB - Class B (c) (e)	19	441
Esprit Holdings Ltd.	94	745
Eutelsat Communications Group SA	8	282
Fairfax Media Ltd. (e)	178	294
Fast Retailing Co. Ltd. (e)	4	678
Fiat SpA (c) (e)	63	817
Fuji Heavy Industries Ltd. (c)	47	243
Fuji Media Holdings Inc.	-	24
Genting International Plc (c) (e)	395	250
Gestevision Telecinco SA	9	136
Hakuhodo DY Holdings Inc. (e)	2	110
Harvey Norman Holdings Ltd. (e)	42	140
Hennes & Mauritz AB - Class B	42	2,700
Hermes International SCA	4	605
Home Retail Group Plc	67	275
Honda Motor Co. Ltd. (e)	134	4,730
Husqvarna AB - Class B (c)	31	228
Inditex SA	18	1,175
InterContinental Hotels Group Plc	20	320
Isetan Mitsukoshi Holdings Ltd. (e)	28	296
Isuzu Motors Ltd. (c)	92	249
J. Front Retailing Co. Ltd. (e)	37	219
Jardine Cycle & Carriage Ltd.	10	207
JC Decaux SA (c)	6	161
Jupiter Telecommunications Co. Ltd. (e)	-	238
Kingfisher Plc	194	633
Koito Manufacturing Co. Ltd.	8	119
Lagardere SCA	9	379
Li & Fung Ltd. (e)	180	885
Lifestyle International Holdings Ltd.	48	86
Luxottica Group SpA (e)	9	249
LVMH Moet Hennessy Louis Vuitton SA	20	2,331
M6-Metropole Television SA	5	137
Makita Corp.	9	293
Marks & Spencer Group Plc	130	729
Marui Group Co. Ltd. (e)	18	132
Mazda Motor Corp.	127	357
McDonald's Holdings Co. Japan Ltd.	5	91
Mediaset SpA (e)	56	480
Mitsubishi Motors Corp. (c) (e)	285	387
Namco Bandai Holdings Inc. (e)	14	139
Next Plc	16	535
NGK Spark Plug Co. Ltd.	12	163
NHK Spring Co. Ltd.	11	101
Nikon Corp.	27	579
Nissan Motor Co. Ltd. (c)	203	1,736
Nisshinbo Holdings Inc. (e)	10	104
Nitori Co. Ltd.	3	239
NOK Corp.	9	141
Nokian Renkaat Oyj (e)	9	221
OPAP SA	19	421
Oriental Land Co. Ltd.	4	272
PagesJaunes Groupe SA	10	119
Panasonic Corp.	160	2,442
Pearson Plc	65	1,015
Peugeot SA (c)	12	345
Pirelli & C. SpA (c)	205	126
PPR SA	6	808
Publicis Groupe	10	421
Puma AG Rudolf Dassler Sport	-	123
Rakuten Inc. (e)	1	411
Reed Elsevier NV	58	703
Reed Elsevier Plc	97	773
Renault SA (c)	15	694
Rinnai Corp. (e)	3	168
Sands China Ltd. (c)	163	258
Sankyo Co. Ltd. (e)	4	203
Sanoma Oyj (e)	7	152
Sanyo Electric Co. Ltd. (c)	144	231
Sega Sammy Holdings Inc.	15	182
Sekisui Chemical Co. Ltd.	33	224
Sekisui House Ltd.	43	430
SES SA	22	561
Shangri-La Asia Ltd.	108	212
Sharp Corp. (e)	80	1,000
Shimamura Co. Ltd.	2	142
Shimano Inc.	5	239
Singapore Press Holdings Ltd. (e)	133	364
SKYCITY Entertainment Group Ltd.	50	115
Societe Television Francaise 1	9	165
Sodexo SA	8	467
Sony Corp. (e)	82	3,125
Stanley Electric Co. Ltd.	11	221
Sumitomo Rubber Industries Inc.	12	103
Suzuki Motor Corp. (e)	28	624
Swatch Group AG - Class B	2	785
Swatch Group AG (e)	4	210
Tabcorp Holdings Ltd.	48	305
Takashimaya Co. Ltd. (e)	25	205
Tatts Group Ltd.	94	211
Television Broadcasts Ltd.	23	111
Thomas Cook Group Plc	72	295
Toho Co. Ltd.	9	145
Toyoda Gosei Co. Ltd.	5	132
Toyota Boshoku Corp.	5	90
Toyota Industries Corp.	14	406
Toyota Motor Corp.	238	9,518
TUI AG (c)	11	128
TUI Travel Plc	46	212
USS Co. Ltd.	2	137
Vivendi SA	100	2,674
Volkswagen AG (e)	4	341
Whitbread Plc	15	328
Wolters Kluwer NV	22	485
WPP Plc	100	1,035
Yamada Denki Co. Ltd. (e)	7	505
Yamaha Corp. (e)	13	172
Yamaha Motor Co. Ltd. (c) (e)	17	252
Yue Yuen Industrial Holdings Ltd. (e) (f)	54	191
		80,331
CONSUMER STAPLES - 9.7%
AEON Co. Ltd. (e)	50	572
Ajinomoto Co. Inc.	55	545
Anheuser-Busch InBev NV	59	2,954
Anheuser-Busch InBev NV- Strip VVPR (c)	13	-
Aryzta AG	7	293
Asahi Breweries Ltd. (e)	32	598
Associated British Foods Plc	29	427
Beiersdorf AG	7	416
British American Tobacco Plc	162	5,584
Carlsberg A/S (e)	9	738
Carrefour SA	52	2,487
Casino Guichard Perrachon SA (e)	4	378
Coca-Cola Amatil Ltd.	45	466
Coca-Cola Hellenic Bottling Co. SA	15	398
Coca-Cola West Co. Ltd.	4	72
Colruyt SA	1	287
Danone SA	45	2,694
Delhaize Group	8	649
Diageo Plc	203	3,412
FamilyMart Co. Ltd. (e)	5	143
Foster's Group Ltd. (e)	158	769
Golden Agri-Resources Ltd. (c)	508	211
Goodman Fielder Ltd.	106	139
Heineken Holding NV	9	408
Heineken NV	20	1,002
Henkel AG & Co. KGaA	10	483
Imperial Tobacco Group Plc	83	2,521
Ito En Ltd. (e)	4	68
J Sainsbury Plc	94	468
Japan Tobacco Inc.	-	1,366
Jeronimo Martins SGPS SA (e)	17	177
Kao Corp. (e)	44	1,120
Kerry Group Plc	11	336
Kesko Oyj (e)	6	222
Kikkoman Corp. (e)	13	152
Kirin Holdings Co. Ltd.	67	988
Koninklijke Ahold NV	97	1,298
Lawson Inc.	6	235
Lindt & Spruengli AG (e)	-	244
L'Oreal SA	19	2,049
MEIJI Holdings Co. Ltd.	6	214
Metcash Ltd.	61	231
Metro AG	9	530
Nestle SA	281	14,392
Nippon Meat Packers Inc. (e)	15	190
Nisshin Seifun Group Inc. (e)	15	192
Nissin Foods Holdings Co. Ltd. (e)	6	192
Olam International Ltd. (e)	88	162
Parmalat SpA	138	378
Pernod-Ricard SA	16	1,371
Reckitt Benckiser Group Plc	50	2,718
SABMiller Plc	77	2,253
Sapporo Holdings Ltd.	18	94
Seven & I Holdings Co. Ltd.	63	1,519
Shiseido Co. Ltd.	29	623
Suedzucker AG	5	105
Swedish Match AB	20	483
Tesco Plc	645	4,260
Toyo Suisan Kaisha Ltd.	7	181
Unicharm Corp.	3	319
Unilever NV	132	4,001
Unilever Plc	104	3,063
UNY Co. Ltd.	13	107
Wesfarmers Ltd.	94	2,730
Wilmar International Ltd. (e)	106	508
WM Morrison Supermarkets Plc	169	754
Woolworths Ltd.	101	2,590
Yakult Honsha Co. Ltd.	7	194
Yamazaki Baking Co. Ltd. (e)	10	124
		81,847
ENERGY - 7.9%
AMEC Plc	26	312
Arrow Energy Ltd. (c) (e)	46	210
BG Group Plc	274	4,735
BP Plc	1,521	14,385
Cairn Energy Plc (c)	110	698
Caltex Australia Ltd. (c)	12	122
Cie Generale de Geophysique-Veritas (c)	11	315
Cosmo Oil Co. Ltd. (e)	52	126
Energy Resources of Australia Ltd.	4	77
ENI SpA	211	4,957
Fugro NV	6	365
Galp Energia SGPS SA	13	228
Hellenic Petroleum SA	7	81
Idemitsu Kosan Co. Ltd.	2	145
INPEX Corp.	-	499
Japan Petroleum Exploration Co.	3	127
Lundin Petroleum AB (c)	19	160
Mongolia Energy Co. Ltd. (c)	231	107
Neste Oil Oyj (c) (e)	11	192
Nippon Mining Holdings Inc. (e) (f)	70	322
Nippon Oil Corp. (e) (f)	98	485
OMV AG	12	467
Origin Energy Ltd.	72	1,091
Paladin Energy Ltd. (c) (e)	52	190
Petrofac Ltd.	17	317
Repsol YPF SA	60	1,415
Royal Dutch Shell Plc - Class A	288	8,333
Royal Dutch Shell Plc - Class B	219	6,025
Saipem SpA	21	818
Santos Ltd. (e)	66	892
SBM Offshore NV	14	277
SeaDrill Ltd. (e)	23	538
Showa Shell Sekiyu KK (e)	16	105
StatoilHydro ASA	91	2,117
Technip SA	9	694
Tenaris SA	38	813
TonenGeneral Sekiyu KK	22	186
Total SA	171	9,941
Tullow Oil Plc	72	1,370
Woodside Petroleum Ltd. (e)	44	1,907
WorleyParsons Ltd. (e)	14	324
		66,468
FINANCIALS - 25.0%
3i Group Plc	77	339
77 Bank Ltd.	25	143
Acom Co. Ltd. (e)	2	40
Admiral Group Plc	16	314
Aegon NV (c)	128	877
AEON Credit Service Co. Ltd. (e)	7	81
AEON Mall Co. Ltd.	7	148
Aioi Insurance Co. Ltd. (f)	38	200
Allianz SE	37	4,626
Alpha Bank AE (c)	38	357
AMP Ltd.	163	938
Anglo Irish Bank Corp. Plc (c) (f)	34	6
Aozora Bank Ltd.	67	94
Ascendas Real Estate Investment Trust (e)	126	173
Assicurazioni Generali SpA (e)	95	2,280
ASX Ltd.	14	432
Australia & New Zealand Banking Group Ltd. (e)	203	4,732
Aviva Plc	226	1,321
AXA Asia Pacific Holdings Ltd.	83	482
AXA SA	138	3,069
Baloise Holding AG	4	370
Banca Carige SpA	46	126
Banca Monte dei Paschi di Siena SpA (e)	176	260
Banca Popolare di Milano Scarl	32	199
Banco Bilbao Vizcaya Argentaria SA	289	3,956
Banco Comercial Portugues SA (c) (e)	191	212
Banco de Sabadell SA (e)	71	394
Banco de Valencia SA (e)	18	118
Banco Espirito Santo SA	41	221
Banco Popolare SC (c) (e)	52	361
Banco Popular Espanol SA (e)	68	502
Banco Santander SA	667	8,867
Bank of Cyprus Public Co. Ltd.	43	272
Bank of East Asia Ltd. (e)	123	452
Bank of Kyoto Ltd. (e)	27	249
Bank of Yokohama Ltd.	96	470
Bankinter SA (e)	24	202
Barclays Plc	926	5,063
Bendigo and Adelaide Bank Ltd. (e)	28	253
BGP Holdings Plc (f) (u)	479	-
BNP Paribas	77	5,902
BOC Hong Kong Holdings Ltd.	296	706
British Land Co. Plc	69	507
CapitaLand Ltd.	210	596
CapitaMall Trust	188	238
CapitaMalls Asia Ltd. (c)	111	179
CFS Retail Property Trust	140	241
Cheung Kong Holdings Ltd.	113	1,455
China Bank Ltd.	63	377
Chinese Estates Holdings Ltd.	49	82
Chugoku Bank Ltd.	14	189
Chuo Mitsui Trust Holdings Inc.	77	289
City Developments Ltd.	42	318
CNP Assurances SA	3	281
Commerzbank AG (c) (e)	57	489
Commonwealth Bank of Australia (e)	124	6,429
Corio NV	4	286
Credit Agricole SA (e)	76	1,326
Credit Saison Co. Ltd. (e)	14	209
Credit Suisse Group AG	91	4,709
Criteria CaixaCorp SA	70	348
Daito Trust Construction Co. Ltd. (e)	6	299
Daiwa House Industry Co. Ltd.	40	451
Daiwa Securities Group Inc.	133	700
Danske Bank A/S (c)	37	916
DBS Group Holdings Ltd.	140	1,426
Deutsche Bank AG	48	3,694
Deutsche Boerse AG	16	1,180
Deutsche Postbank AG (c)	7	237
Dexia SA (c)	41	245
Dexus Property Group	391	290
DnB NOR ASA (c)	71	816
EFG Eurobank Ergasias SA (c)	26	240
Erste Group Bank AG	16	654
Eurazeo	2	166
Exor SpA (e)	5	84
Fonciere Des Regions	2	196
Fondiaria-Sai SpA (e)	4	66
Fortis (c)	184	655
Fukuoka Financial Group Inc.	60	255
GAM Holding Ltd. (c)	16	201
Gecina SA	2	174
Goodman Group	499	300
GPT Group	750	396
Groupe Bruxelles Lambert SA	7	588
Groupe Bruxelles Lambert SA - Strip VVPR (c)	-	-
Gunma Bank Ltd.	32	177
Hachijuni Bank Ltd.	32	184
Hammerson Plc	54	321
Hang Lung Group Ltd. (e)	67	356
Hang Lung Properties Ltd. (e)	166	669
Hang Seng Bank Ltd. (e)	61	850
Hannover Rueckversicherung AG (c)	5	240
Henderson Land Development Co. Ltd.	88	620
Hiroshima Bank Ltd.	36	154
Hokuhoku Financial Group Inc.	107	235
Hong Kong Exchanges & Clearing Ltd.	83	1,392
Hopewell Holdings Ltd.	47	139
HSBC Holdings Plc	1,411	14,301
Hysan Development Co. Ltd.	54	156
Icade SA	2	210
ICAP Plc	42	238
IMMOEAST AG (c) (e)	31	171
ING Groep NV (c)	296	2,954
Insurance Australia Group Ltd.	171	610
Intesa Sanpaolo SpA	72	214
Intesa Sanpaolo SpA (c)	627	2,334
Investec Plc	34	282
Investor AB - Class B	37	718
Iyo Bank Ltd.	20	190
Jafco Co. Ltd. (c) (e)	2	60
Japan Prime Realty Investment Corp.	-	118
Japan Real Estate Investment Corp.	-	332
Japan Retail Fund Investment Corp.	-	159
Joyo Bank Ltd.	53	236
Julius Baer Group Ltd.	16	589
KBC Groep NV (c)	13	642
Kerry Properties Ltd.	56	298
Kinnevik Investment AB	17	308
Klepierre (e)	7	286
Land Securities Group Plc	61	623
Legal & General Group Plc	483	646
Lend Lease Corp. Ltd.	44	347
Liberty International Plc	42	319
Link Real Estate Investment Trust	181	446
Lloyds Banking Group Plc (c)	3,099	2,952
London Stock Exchange Group Plc	11	117
Macquarie Group Ltd. (e)	27	1,179
Man Group Plc	134	492
Mapfre SA (e)	60	221
Marfin Investment Group SA (c)	53	122
Matsui Securities Co. Ltd. (e)	8	59
Mediobanca SpA (c)	38	411
Mediolanum SpA (e)	16	91
Mirvac Group (e)	219	296
Mitsubishi Estate Co. Ltd.	96	1,571
Mitsubishi UFJ Financial Group Inc.	1,021	5,354
Mitsubishi UFJ Lease & Finance Co. Ltd. (e)	5	168
Mitsui Fudosan Co. Ltd.	67	1,137
Mitsui Sumitomo Insurance Group Holdings Inc.	34	933
Mizuho Financial Group Inc. (e)	1,114	2,205
Mizuho Securities Co. Ltd. (c)	48	152
Mizuho Trust & Banking Co. Ltd. (c)	121	122
Muenchener Rueckversicherungs AG	16	2,608
National Australia Bank Ltd. (e)	166	4,183
National Bank of Greece SA (c)	48	972
Nationale A Portefeuille	2	128
Natixis (c)	73	392
New World Development Ltd.	200	391
Nippon Building Fund Inc.	-	344
Nipponkoa Insurance Co. Ltd. (f)	51	316
Nishi-Nippon City Bank Ltd.	55	162
Nissay Dowa General Insurance Co. Ltd. (f)	12	64
Nomura Holdings Inc.	301	2,215
Nomura Real Estate Holdings Inc. (e)	8	128
Nomura Real Estate Office Fund Inc.	-	129
Nordea Bank AB (e)	263	2,592
NTT Urban Development Corp. (e)	-	63
Old Mutual Plc (c)	433	805
ORIX Corp. (c) (e)	9	763
Oversea-Chinese Banking Corp. Ltd.	212	1,317
Pargesa Holding SA	2	172
Piraeus Bank SA (c)	25	219
Pohjola Bank Plc (e)	10	114
Prudential plc (a)	206	1,715
QBE Insurance Group Ltd.	84	1,596
Raiffeisen International Bank Holding AG (e)	4	194
Ratos AB - Class B (c) (e)	8	259
Resolution Ltd. (c)	197	245
Resona Holdings Inc.	38	484
Royal Bank of Scotland Group Plc (c)	1,349	901
RSA Insurance Group Plc	274	531
Sampo Oyj	34	913
Sapporo Hokuyo Holdings Inc.	20	92
SBI Holdings Inc. (c)	1	279
Schroders Plc	10	212
SCOR SE	13	333
Segro Plc	58	282
Senshu Ikeda Holdings Inc. (e)	56	102
Seven Bank Ltd.	-	74
Shinsei Bank Ltd. (e)	79	95
Shizuoka Bank Ltd.	49	427
Singapore Exchange Ltd. (e)	68	372
Sino Land Co.	143	280
Skandinaviska Enskilda Banken AB (c)	125	797
Societe Generale - Class A	51	3,213
Sompo Japan Insurance Inc. (e) (f)	71	483
Sony Financial Holdings Inc.	-	230
Standard Chartered Plc	164	4,479
Standard Life Plc	179	545
Stockland	190	697
Sumitomo Mitsui Financial Group Inc.	105	3,464
Sumitomo Realty & Development Co. Ltd. (e)	32	599
Sumitomo Trust & Banking Co. Ltd. (e)	117	686
Sun Hung Kai Properties Ltd. (e)	115	1,730
Suncorp-Metway Ltd.	104	817
Suruga Bank Ltd. (e)	18	161
Svenska Handelsbanken - Class A	40	1,172
Swedbank AB (c)	48	494
Swire Pacific Ltd.	63	758
Swiss Life Holding AG (c)	2	294
Swiss Reinsurance	28	1,388
T&D Holdings Inc.	23	537
Tokio Marine Holdings Inc.	59	1,662
Tokyo Tatemono Co. Ltd.	31	111
Tokyu Land Corp.	38	145
Topdanmark A/S (c)	1	159
TrygVesta AS	2	141
UBS AG (c)	289	4,695
Unibail-Rodamco SE	7	1,508
UniCredit SpA (c)	1,330	3,929
Unione di Banche Italiane SCPA (e)	46	622
Unipol Gruppo Finanziario SpA (c) (e)	54	60
United Overseas Bank Ltd.	100	1,374
UOL Group Ltd.	45	124
Vienna Insurance Group	3	156
Westfield Group	169	1,872
Westpac Banking Corp. (e)	239	6,098
Wharf Holdings Ltd.	110	619
Wheelock & Co. Ltd.	74	218
Wing Hang Bank Ltd.	9	83
Yamaguchi Financial Group Inc.	16	175
Zurich Financial Services AG	12	3,069
		210,117
HEALTH CARE - 7.9%
Actelion Ltd. (c)	9	387
Alfresa Holdings Corp.	3	142
Astellas Pharma Inc.	37	1,335
AstraZeneca Plc	118	5,247
Bayer AG	67	4,534
BioMerieux SA (e)	1	135
Celesio AG	6	207
Chugai Pharmaceutical Co. Ltd.	19	351
Cie Generale d'Optique Essilor International SA	16	1,022
Cochlear Ltd.	5	301
Coloplast A/S	2	197
CSL Ltd.	46	1,547
Daiichi Sankyo Co. Ltd. (e)	54	1,005
Dainippon Sumitomo Pharma Co. Ltd. (e)	11	101
Eisai Co. Ltd. (e)	21	738
Elan Corp. Plc (c)	40	298
Fresenius Medical Care AG & Co. KGaA	15	864
Fresenius SE	2	171
Getinge AB - Class B	16	388
GlaxoSmithKline Plc	421	8,081
Grifols SA (e)	11	165
H Lundbeck A/S	4	76
Hisamitsu Pharmaceutical Co. Inc. (e)	6	208
Ipsen SA	2	93
kyowa Hakko Kirin Co. Ltd.	21	214
Lonza Group AG (e)	4	296
Medipal Holdings Corp.	12	142
Merck KGaA	5	435
Mitsubishi Tanabe Pharma Corp.	17	240
Nobel Biocare Holding AG	10	272
Novartis AG	171	9,240
Novo-Nordisk A/S - Class B	35	2,748
Olympus Corp. (e)	17	546
Ono Pharmaceutical Co. Ltd. (e)	7	316
Orion Oyj (e)	7	156
Qiagen NV (c)	18	411
Roche Holding AG	57	9,238
Sanofi-Aventis SA	85	6,367
Santen Pharmaceutical Co. Ltd.	6	177
Shionogi & Co. Ltd. (e)	24	456
Shire Plc	45	986
Smith & Nephew Plc	71	705
Sonic Healthcare Ltd. (e)	30	394
Sonova Holding AG	4	454
Straumann Holding AG	1	160
Suzuken Co. Ltd.	5	189
Synthes Inc.	5	611
Sysmex Corp.	3	152
Taisho Pharmaceutical Co. Ltd.	9	164
Takeda Pharmaceutical Co. Ltd. (e)	61	2,685
Terumo Corp.	14	740
Tsumura & Co.	5	134
UCB SA (e)	8	341
William Demant Holding AS (c)	2	133
		66,695
INDUSTRIALS - 11.5%
A P Moller - Maersk A/S Class A	-	313
A P Moller - Maersk A/S Class B	-	800
ABB Ltd. (c)	179	3,914
Abertis Infraestructuras SA	23	449
ACS Actividades de Construccion y Servicios SA (e)	11	513
Adecco SA (e)	10	576
Aeroports de Paris (e)	3	209
Air France-KLM (c)	11	179
Alfa Laval AB (e)	27	393
All Nippon Airways Co. Ltd. (c)	63	180
Alstom SA	17	1,032
Amada Co. Ltd. (e)	28	235
Asahi Glass Co. Ltd.	80	901
Asciano Group (c)	225	391
Assa Abloy AB	25	491
Atlantia SpA	21	498
Atlas Copco AB - Class A (e)	55	854
Atlas Copco AB - Class B	32	453
Auckland International Airport Ltd.	62	85
BAE Systems Plc	289	1,626
Balfour Beatty Plc	54	241
Bouygues SA	18	897
Brambles Ltd. (e)	116	783
Brisa-Auto Estradas de Portugal SA	13	113
British Airways Plc (c) (e)	42	156
Bunzl Plc	28	301
Bureau Veritas SA	4	204
Capita Group Plc	51	590
Cathay Pacific Airways Ltd. (c)	96	202
Central Japan Railway Co.	-	914
Chiyoda Corp. (e)	13	129
Cie de Saint-Gobain	31	1,509
Cintra Concesiones de Infraestructuras de Transporte SA	36	347
Cobham Plc	90	352
ComfortDelgro Corp. Ltd.	147	164
Cosco Corp. Singapore Ltd. (e)	76	67
CSR Ltd.	116	176
Dai Nippon Printing Co. Ltd.	46	621
Daikin Industries Ltd.	19	765
Deutsche Lufthansa AG	18	303
Deutsche Post AG	69	1,196
DSV A/S (c) (e)	18	313
East Japan Railway Co.	28	1,925
Eiffage SA	3	171
European Aeronautic Defence & Space Co. NV	34	674
Experian Plc	84	828
Fanuc Ltd.	16	1,655
Finmeccanica SpA	33	435
Firstgroup Plc	37	202
Fomento de Construcciones y Contratas SA (e)	3	99
Fraport AG Frankfurt Airport Services Worldwide (e)	3	159
Fraser and Neave Ltd.	79	270
Fuji Electric Holdings Co. Ltd. (c) (e)	40	109
Furukawa Electric Co. Ltd.	49	255
G4S Plc	102	406
Gamesa Corp. Tecnologica SA	15	202
GEA Group AG	13	304
Geberit AG (e)	3	574
Groupe Eurotunnel SA	40	404
GS Yuasa Corp. (e)	30	202
Hankyu Hanshin Holdings Inc.	95	441
Hino Motors Ltd. (c)	19	80
Hitachi Construction Machinery Co. Ltd. (e)	9	210
Hochtief AG	4	298
Hong Kong Aircraft Engineering Co. Ltd.	5	66
Hutchison Whampoa Ltd.	174	1,273
Iberia Lineas Aereas de Espana (c)	35	122
IHI Corp. (c)	106	194
Invensys Plc	62	322
ITOCHU Corp.	123	1,078
Japan Steel Works Ltd.	27	309
JGC Corp.	16	285
JS Group Corp.	20	411
JTEKT Corp.	14	170
Kajima Corp.	72	176
Kamigumi Co. Ltd.	19	153
Kawasaki Heavy Industries Ltd.	119	328
Kawasaki Kisen Kaisha Ltd. (c)	56	223
Keihin Electric Express Railway Co. Ltd. (e)	37	304
Keio Corp. (e)	45	304
Keisei Electric Railway Co. Ltd.	24	146
Keppel Corp. Ltd.	102	665
Kinden Corp.	10	88
Kintetsu Corp. (e)	135	420
Komatsu Ltd.	77	1,621
Kone Oyj (e)	13	525
Koninklijke Boskalis Westminster NV	5	186
Koninklijke Philips Electronics NV (e)	79	2,535
Koninklijke Vopak NV (c)	3	214
Kubota Corp.	87	793
Kuehne & Nagel International AG	4	441
Kurita Water Industries Ltd.	9	257
Legrand SA	8	251
Leighton Holdings Ltd.	12	430
Macquarie Airports	55	157
Macquarie Infrastructure Group	181	186
Man AG (e)	8	708
Marubeni Corp.	132	820
Metso Oyj (e)	10	334
Minebea Co. Ltd.	29	177
Mitsubishi Corp.	103	2,711
Mitsubishi Electric Corp. (c)	158	1,452
Mitsubishi Heavy Industries Ltd. (e)	242	1,002
Mitsubishi Logistics Corp. (e)	9	112
Mitsui & Co. Ltd.	141	2,376
Mitsui Engineering & Shipbuilding Co. Ltd. (e)	65	162
Mitsui OSK Lines Ltd.	94	675
MTR Corp. (e)	116	438
Neptune Orient Lines Ltd.	66	95
NGK Insulators Ltd.	21	428
Nippon Express Co. Ltd.	66	284
Nippon Sheet Glass Co. Ltd.	53	156
Nippon Yusen KK	121	478
Nissha Printing Co. Ltd. (e)	2	82
Noble Group Ltd. (e)	148	324
NSK Ltd. (e)	38	300
NTN Corp.	39	176
NWS Holdings Ltd. (e)	58	116
Obayashi Corp.	54	240
Odakyu Electric Railway Co. Ltd.	51	424
Orient Overseas International Ltd.	18	136
Orkla ASA	61	537
Panasonic Electric Works Co. Ltd.	30	379
Prysmian SPA	8	166
Qantas Airways Ltd. (c)	87	226
Randstad Holding NV (c)	8	402
Renewable Energy Corp. AS (c) (e)	26	123
Rolls-Royce Group Plc (c)	151	1,368
Ryanair Holdings Plc (c)	2	9
Sacyr Vallehermoso SA (c) (e)	6	56
Safran SA	16	407
Sandvik AB	80	1,004
Scania AB	27	420
Schindler Holding AG	2	158
Schneider Electric SA (virt-x)	19	2,250
Secom Co. Ltd.	17	752
Securitas AB - Class B	24	256
SembCorp Industries Ltd.	75	221
SembCorp Marine Ltd.	65	196
Serco Group Plc	38	345
SGS SA	-	605
Shimizu Corp. (e)	49	204
Siemens AG	67	6,693
Singapore Airlines Ltd.	44	482
Singapore Technologies Engineering Ltd.	109	249
Skanska AB	33	598
SKF AB - Class B	31	544
SMC Corp.	4	597
Smiths Group Plc	30	526
Societe BIC SA	2	146
Societe Des Autoroutes Paris-Rhin-Rhone (c)	2	138
Sojitz Corp.	100	193
Solarworld AG (e)	6	87
Sumitomo Corp.	90	1,030
Sumitomo Electric Industries Ltd.	62	759
Sumitomo Heavy Industries Ltd.	44	265
Taisei Corp.	80	176
Thales SA	7	286
THK Co. Ltd.	10	223
TNT NV	30	872
Tobu Railway Co. Ltd. (e)	63	350
Tokyu Corp.	88	368
Toll Holdings Ltd.	54	367
Tomkins Plc	68	244
Toppan Printing Co. Ltd. (e)	47	424
TOTO Ltd. (e)	21	143
Toyota Tsusho Corp.	17	268
Transurban Group (e)	92	424
Ushio Inc.	8	141
Vallourec SA (e)	5	921
Vestas Wind Systems A/S (c)	16	883
Vinci SA	36	2,120
Volvo AB - Class A (c)	35	347
Volvo AB - Class B (c)	89	897
Wartsila Oyj (e)	7	338
West Japan Railway Co.	-	486
Wolseley Plc (c)	23	566
Yamato Holdings Co. Ltd.	32	450
Yangzijiang Shipbuilding Holdings Ltd.	139	115
Zardoya Otis SA	11	197
		97,174
INFORMATION TECHNOLOGY - 5.2%
Advantest Corp. (e)	13	335
Alcatel-Lucent (c)	186	587
ASM Pacific Technology Ltd.	15	137
ASML Holding NV (e)	35	1,259
Atos Origin SA (c)	4	191
Autonomy Corp. Plc (c)	18	494
Brother Industries Ltd.	17	209
Canon Inc.	87	4,011
Cap Gemini SA	12	594
Citizen Holdings Co. Ltd.	21	146
Computershare Ltd.	36	412
Dassault Systemes SA	5	306
Elpida Memory Inc. (c)	14	276
Foxconn International Holdings Ltd. (c)	161	170
FUJIFILM Holdings Corp.	38	1,302
Fujitsu Ltd.	148	969
Hirose Electric Co. Ltd. (e)	3	288
Hitachi High-Technologies Corp.	5	122
Hitachi Ltd. (c)	364	1,359
Hoya Corp.	33	907
Ibiden Co. Ltd.	10	351
Indra Sistemas SA	8	170
Infineon Technologies AG (c) (e)	85	592
Itochu Techno-Solutions Corp.	2	69
Keyence Corp.	3	790
Konami Corp. (e)	7	129
Konica Minolta Holdings Inc. (e)	39	461
Kyocera Corp.	13	1,296
Logitech International SA (c)	15	247
Mabuchi Motor Co. Ltd.	2	132
Mitsumi Electric Co. Ltd. (e)	7	147
Murata Manufacturing Co. Ltd.	17	971
NEC Corp.	211	634
Neopost SA	3	210
Nidec Corp.	9	932
Nintendo Co. Ltd. (e)	8	2,712
Nippon Electric Glass Co. Ltd.	28	394
Nokia Oyj	304	4,734
Nomura Research Institute Ltd. (e)	8	191
NTT Data Corp.	-	327
Obic Co. Ltd.	1	107
Omron Corp.	16	374
Oracle Corp. Japan	3	153
Otsuka Corp. (e)	1	90
Ricoh Co. Ltd.	54	843
Rohm Co. Ltd.	8	605
Sage Group Plc	103	375
SAP AG	70	3,374
Seiko Epson Corp. (e)	11	174
Shimadzu Corp.	20	160
Shinko Electric Industries Co. Ltd.	6	94
Square Enix Holdings Co. Ltd. (e)	4	96
STMicroelectronics NV (e)	54	535
Sumco Corp. (c) (e)	10	202
TDK Corp.	9	625
Telefonaktiebolaget LM Ericsson - Class B	245	2,582
Tokyo Electron Ltd.	14	909
Toshiba Corp. (c)	328	1,695
Trend Micro Inc.	8	279
United Internet AG (c)	11	165
Yahoo! Japan Corp.	1	439
Yaskawa Electric Corp. (e)	19	174
Yokogawa Electric Corp. (c)	18	153
		43,766
MATERIALS - 10.4%
Acerinox SA	11	223
Air Liquide	20	2,450
Air Water Inc.	11	126
Akzo Nobel NV	18	1,051
Alumina Ltd. (c)	195	308
Amcor Ltd.	101	591
Anglo American Plc (c)	107	4,661
Antofagasta Plc	31	489
ArcelorMittal (e)	70	3,062
Asahi Kasei Corp.	101	543
BASF SE	75	4,631
BHP Billiton Ltd.	272	10,882
BHP Billiton Plc	179	6,141
BlueScope Steel Ltd. (c)	148	394
Boral Ltd.	47	242
Cimpor Cimentos de Portugal SGPS SA	17	131
CRH Plc	57	1,421
Daicel Chemical Industries Ltd.	22	151
Daido Steel Co. Ltd. (c)	22	92
Denki Kagaku Kogyo K K	39	168
Dowa Holdings Co. Ltd.	18	108
Eramet	-	136
Eurasian Natural Resources Corp.	21	388
Fletcher Building Ltd.	51	302
Fortescue Metals Group Ltd. (c) (e)	98	439
Fresnillo Plc	15	198
Givaudan SA	1	527
HeidelbergCement AG	11	630
Hitachi Chemical Co. Ltd.	8	166
Hitachi Metals Ltd.	13	137
Holcim Ltd. (c)	20	1,492
Holmen AB (e)	4	98
Imerys SA	2	154
Incitec Pivot Ltd.	134	427
Italcementi SpA (e)	5	57
James Hardie Industries NV (c)	33	221
JFE Holdings Inc.	40	1,614
Johnson Matthey Plc	17	447
JSR Corp.	14	290
K+S AG	14	833
Kaneka Corp.	25	162
Kansai Paint Co. Ltd.	17	139
Kazakhmys Plc (c)	17	391
Kobe Steel Ltd. (c) (e)	207	445
Koninklijke DSM NV (e)	12	540
Kuraray Co. Ltd.	29	383
Lafarge SA	16	1,149
Linde AG	12	1,470
Lonmin Plc (c)	12	368
Maruichi Steel Tube Ltd.	3	69
Mitsubishi Chemical Holdings Corp.	100	510
Mitsubishi Gas Chemical Co. Inc.	29	175
Mitsubishi Materials Corp. (c)	84	242
Mitsubishi Rayon Co. Ltd. (c)	41	173
Mitsui Chemicals Inc.	61	185
Mitsui Mining & Smelting Co. Ltd. (c)	46	138
Newcrest Mining Ltd.	40	1,191
Nippon Paper Group Inc. (e)	7	183
Nippon Steel Corp. (e)	416	1,633
Nissan Chemical Industries Ltd. (e)	11	154
Nisshin Steel Co. Ltd.	62	129
Nitto Denko Corp.	13	505
Norsk Hydro ASA (c) (e)	57	432
Novozymes A/S (e)	4	412
Nufarm Ltd. (e)	12	90
OJI Paper Co. Ltd. (e)	68	298
OneSteel Ltd.	111	396
Orica Ltd.	29	708
Outokumpu Oyj (e)	10	217
OZ Minerals Ltd. (c) (e)	263	276
Randgold Resources Ltd.	7	566
Rautaruukki Oyj (e)	6	135
Rexam Plc	71	317
Rio Tinto Ltd. (e)	35	2,550
Rio Tinto Plc	111	6,593
Salzgitter AG	3	295
Shin-Etsu Chemical Co. Ltd.	33	1,940
Showa Denko KK	113	255
Sims Metal Management Ltd.	14	271
Solvay SA	5	504
SSAB Svenskt Stal AB - Class A (e)	14	245
SSAB Svenskt Stal AB - Class B (e)	6	94
Stora Enso Oyj - Class R (c) (e)	49	370
Sumitomo Chemical Co. Ltd.	130	635
Sumitomo Metal Industries Ltd.	268	811
Sumitomo Metal Mining Co. Ltd.	42	625
Svenska Cellulosa AB (c)	46	643
Syngenta AG	8	2,138
Taiheiyo Cement Corp. (c)	73	105
Taiyo Nippon Sanso Corp.	22	215
Teijin Ltd.	77	259
ThyssenKrupp AG	27	916
Titan Cement Co. SA	4	106
Tokuyama Corp.	26	144
Tokyo Steel Manufacturing Co. Ltd. (e)	7	90
Toray Industries Inc. (e)	110	642
Tosoh Corp. (e)	37	94
Toyo Seikan Kaisha Ltd.	13	228
Ube Industries Ltd.	84	216
Umicore	9	318
UPM-Kymmene Oyj (e)	43	570
Vedanta Resources Plc	11	452
Voestalpine AG (e)	10	396
Wacker Chemie AG	1	191
Xstrata Plc (c)	155	2,936
Yamato Kogyo Co. Ltd.	3	100
Yara International ASA	15	659
		87,208
TELECOMMUNICATION SERVICES - 5.4%
Belgacom SA (e)	12	469
BT Group Plc	634	1,191
Cable & Wireless Worldwide Plc (c)	202	282
Deutsche Telekom AG	230	3,133
Elisa Oyj (c)	11	221
France Telecom SA	151	3,603
Hellenic Telecommunications Organization SA	19	237
Iliad SA (e)	1	147
Inmarsat Plc	34	394
KDDI Corp.	-	1,232
Koninklijke KPN NV	136	2,155
Millicom International Cellular SA	6	561
Mobistar SA	2	136
Nippon Telegraph & Telephone Corp.	42	1,782
NTT DoCoMo Inc. (e)	1	1,909
PCCW Ltd.	321	96
Portugal Telecom SGPS SA	46	513
Singapore Telecommunications Ltd.	650	1,472
SoftBank Corp.	62	1,522
StarHub Ltd.	45	74
Swisscom AG	2	700
Tele2 AB	26	431
Telecom Corp. of New Zealand Ltd.	147	227
Telecom Italia SpA	820	1,181
Telefonica SA	343	8,135
Telekom Austria AG	25	352
Telenor ASA (c)	66	896
TeliaSonera AB (e)	183	1,301
Telstra Corp. Ltd.	347	952
Vodafone Group Plc	4,265	9,837
		45,141
UTILITIES - 5.5%
A2A SpA (e)	92	172
Acciona SA	2	231
AGL Energy Ltd.	36	498
BKW FMB Energie AG	1	60
Centrica Plc	418	1,864
Cheung Kong Infrastructure Holdings Ltd.	36	139
Chubu Electric Power Co. Inc.	54	1,350
Chugoku Electric Power Co. Inc. (e)	22	437
CLP Holdings Ltd. (e)	167	1,193
Contact Energy Ltd. (c)	25	113
Drax Group Plc	26	150
E.ON AG	154	5,696
EDP Renovaveis SA (c)	17	131
Electric Power Development Co. Ltd.	10	340
Electricite de France SA	19	1,029
Enagas SA	14	304
ENEL SpA	535	2,992
Energias de Portugal SA	144	574
Fortum Oyj (e)	35	865
Gas Natural SDG SA	19	345
GDF Suez	101	3,900
Hokkaido Electric Power Co. Inc. (e)	15	280
Hokuriku Electric Power Co.	16	345
Hong Kong & China Gas Co. Ltd.	322	803
Hongkong Electric Holdings Ltd.	111	658
Iberdrola Renovables SA	71	295
Iberdrola SA	299	2,534
International Power Plc	126	608
Kansai Electric Power Co. Inc.	62	1,427
Kyushu Electric Power Co. Inc.	31	679
National Grid Plc	200	1,951
Osaka Gas Co. Ltd.	153	548
Public Power Corp. SA (c)	8	148
Red Electrica Corp. SA	9	481
RWE AG	34	3,023
Scottish & Southern Energy Plc	75	1,260
Severn Trent Plc	18	331
Shikoku Electric Power Co. Inc. (e)	14	408
Snam Rete Gas SpA	118	597
SP AusNet	110	93
Suez Environnement SA	22	513
Terna Rete Elettrica Nazionale SpA (e)	103	444
Toho Gas Co. Ltd.	34	185
Tohoku Electric Power Co. Inc.	35	742
Tokyo Electric Power Co. Inc. (e)	99	2,639
Tokyo Gas Co. Ltd. (e)	189	833
United Utilities Group Plc	54	454
Veolia Environnement	32	1,120
Verbund - Oesterreichische Elektrizitaetswirtschafts AG (e)	6	245
		46,027

Total Common Stocks (cost $830,710)		824,774

PREFERRED STOCKS - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Bayerische Motoren Werke AG	5	159
Porsche Automobil Holding SE	7	430
Volkswagen AG	9	792
		1,381
CONSUMER STAPLES - 0.1%
Henkel AG & Co. KGaA	14	765
Lindt & Spruengli AG	-	177
		942
HEALTH CARE - 0.1%
Fresenius SE	6	487

INDUSTRIALS - 0.0%
Schindler Holding AG (e)	4	332

TELECOMMUNICATION SERVICES - 0.1%
Telecom Italia SpA - RNC	473	533

UTILITIES - 0.0%
RWE AG	3	264

Total Preferred Stocks (cost $4,000)		3,939

RIGHTS - 0.0%
Lend Lease Corp. Ltd., 04/13/10 (c) (f)	2	1
Volkswagen AG Rights (c)	12	8

Total Rights (cost $0)		9

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$ 1,711	73

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,711)		73

SHORT TERM INVESTMENTS - 14.0%
Mutual Funds - 3.5%
JNL Money Market Fund, 0.03% (a) (h)	29,697	29,697

Securities Lending Collateral - 10.4%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	75,041	75,041
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	12,574	12,574
		87,615
U.S. Treasury Securities - 0.1%
U.S. Treasury Bill, 0.13%, 06/10/10 (o)	645	645

Total Short Term Investments (cost $117,957)		117,957

Total Investments - 112.5% (cost $954,378)		946,752
Other Assets and Liabilities, Net - (12.5%)		(104,930)
Total Net Assets - 100%		$ 841,822

JNL/Mellon Capital Management Bond Index Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.5%
Banc of America Commercial Mortgage Inc. REMIC, 5.12%, 07/11/43	$ 150	$ 157
Banc of America Commercial Mortgage Inc. REMIC, 5.93%, 05/10/45 (i)	1,500	1,554
Banc of America Commercial Mortgage Inc. REMIC, 5.96%, 05/10/45 (i)	550	481
Banc of America Commercial Mortgage Inc. REMIC, 4.89%, 07/10/45	370	384
Banc of America Commercial Mortgage Inc. REMIC, 5.45%, 01/15/49	200	205
Banc of America Commercial Mortgage Inc. REMIC, 5.45%, 01/15/49	1,500	1,471
Banc of America Commercial Mortgage Inc. REMIC, 5.48%, 01/15/49 (i)	350	278
Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.91%, 06/11/40 (i)	300	296
Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.12%, 02/11/41 (i)	1,750	1,803
Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.21%, 02/11/44	260	269
Capital Auto Receivables Asset Trust, 5.21%, 03/17/14	500	523
Capital One Multi-Asset Execution Trust, 4.70%, 06/15/15	1,000	1,065
Centerpoint Energy Transition Co. LLC Secured Transition Bond, Series A, 5.17%, 08/01/19	741	823
Chase Issuance Trust, 4.65%, 12/17/12	95	97
Citibank Credit Card Issuance Trust, 5.30%, 03/15/18	900	989
Citigroup Commercial Mortgage Trust REMIC, 5.25%, 04/15/40 (i)	250	260
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.62%, 10/15/48	250	256
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.65%, 10/15/48	500	426
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 4.94%, 12/15/35	700	734
Credit Suisse Mortgage Capital Certificates REMIC, 5.66%, 03/15/39 (i)	1,500	1,472
Credit Suisse Mortgage Capital Certificates REMIC, 5.38%, 02/15/40	250	224
Credit Suisse Mortgage Capital Certificates REMIC, 5.45%, 01/15/49 (i)	500	512
CS First Boston Mortgage Securities Corp. REMIC, 5.42%, 05/15/36 (i)	350	367
CS First Boston Mortgage Securities Corp. REMIC, 4.83%, 04/15/37	680	676
CS First Boston Mortgage Securities Corp. REMIC, 5.01%, 02/15/38 (i)	800	817
CS First Boston Mortgage Securities Corp. REMIC, 5.10%, 08/15/38 (i)	350	365
GE Capital Commercial Mortgage Corp. REMIC, 6.07%, 06/10/38	750	789
GE Capital Commercial Mortgage Corp. REMIC, 5.51%, 11/10/45 (i)	200	182
Greenwich Capital Commercial Funding Corp. REMIC, 4.57%, 08/10/42	500	508
GS Mortgage Securities Corp. II REMIC, 5.56%, 11/10/39	400	396
GS Mortgage Securities Corp. II REMIC, 6.00%, 08/10/45 (e) (i)	850	788
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.82%, 05/12/34	78	81
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.88%, 01/12/38 (i)	500	520
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.77%, 03/12/39	500	523
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.38%, 06/12/41 (i)	850	875
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.74%, 07/15/42	500	505
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.98%, 07/15/42 (i)	125	53
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.94%, 08/15/42 (i)	278	282
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.42%, 01/15/49	250	241
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.94%, 02/12/49 (i)	200	199
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.79%, 02/12/51 (i)	521	520
LB-UBS Commercial Mortgage Trust REMIC, 3.85%, 05/15/27	189	193
LB-UBS Commercial Mortgage Trust REMIC, 3.97%, 03/15/29	250	254
LB-UBS Commercial Mortgage Trust REMIC, 5.59%, 06/15/31	75	80
LB-UBS Commercial Mortgage Trust REMIC, 4.17%, 05/15/32 (e)	165	169
LB-UBS Commercial Mortgage Trust REMIC, 5.66%, 03/15/39 (i)	750	768
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 02/15/40	330	320
Merrill Lynch Mortgage Trust REMIC, 5.74%, 08/12/43 (i)	250	257
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.74%, 06/12/50 (i)	1,782	1,807
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.64%, 02/12/39 (i)	250	259
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.41%, 07/12/46 (i)	200	201
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.17%, 12/12/49	200	194
Morgan Stanley Capital I REMIC, 5.81%, 06/12/12 (i)	400	403
Morgan Stanley Capital I REMIC, 5.81%, 03/12/17 (i)	400	355
Morgan Stanley Capital I REMIC, 4.80%, 01/13/41	250	257
Morgan Stanley Capital I REMIC, 5.33%, 11/12/41	250	252
Morgan Stanley Capital I REMIC, 5.94%, 10/15/42 (i)	270	280
Sigma Finance, Inc. (d) (f) (u)	2,182	93
Wachovia Bank Commercial Mortgage Trust REMIC, 4.44%, 11/15/34	56	58
Wachovia Bank Commercial Mortgage Trust REMIC, 5.22%, 01/15/41	100	103
Wachovia Bank Commercial Mortgage Trust REMIC, 5.24%, 07/15/41 (i)	250	257
Wachovia Bank Commercial Mortgage Trust REMIC, 4.89%, 10/15/41	200	165
Wachovia Bank Commercial Mortgage Trust REMIC, 4.90%, 10/15/41 (i)	500	417
Wachovia Bank Commercial Mortgage Trust REMIC, 5.12%, 07/15/42 (i)	410	424
Wachovia Bank Commercial Mortgage Trust REMIC, 5.25%, 12/15/43	500	499
Wachovia Bank Commercial Mortgage Trust REMIC, 5.34%, 12/15/43	200	174
Wachovia Bank Commercial Mortgage Trust REMIC, 5.36%, 12/15/44 (i)	200	157
Wachovia Bank Commercial Mortgage Trust REMIC, 5.42%, 01/15/45 (i)	350	355
Wachovia Bank Commercial Mortgage Trust REMIC, 6.00%, 06/15/45 (i)	500	329
Wachovia Bank Commercial Mortgage Trust REMIC, 5.57%, 10/15/48	250	246
Wachovia Bank Commercial Mortgage Trust REMIC, 5.31%, 11/15/48	1,082	1,117

Total Non-U.S. Government Agency Asset-Backed Securities (cost $34,670)		33,409

CORPORATE BONDS AND NOTES - 20.6%
CONSUMER DISCRETIONARY - 1.3%
CBS Corp., 7.88%, 07/30/30 (e)	125	138
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13	357	414
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	500	668
Comcast Corp., 5.30%, 01/15/14	500	538
Comcast Corp., 6.50%, 01/15/15	50	56
Comcast Corp., 5.15%, 03/01/20 (e)	1,000	1,009
Comcast Corp., 5.65%, 06/15/35	100	93
Comcast Corp., 6.50%, 11/15/35	100	102
Comcast Corp., 6.95%, 08/15/37 (e)	100	108
COX Communications Inc., 5.45%, 12/15/14	150	162
Daimler Finance North America LLC, 6.50%, 11/15/13	100	111
Daimler Finance North America LLC, 8.50%, 01/18/31 (e)	50	61
DirecTV Holdings LLC, 3.55%, 03/15/15 (t)	200	197
Fortune Brands Inc., 5.38%, 01/15/16	250	260
Grupo Televisa SA, 6.63%, 03/18/25	100	101
Historic TW Inc., 6.63%, 05/15/29	100	105
Home Depot Inc., 5.25%, 12/16/13	250	271
Home Depot Inc., 5.88%, 12/16/36	250	243
Johnson Controls Inc., 5.50%, 01/15/16	250	268
Lowe's Cos. Inc., 5.50%, 10/15/35	150	145
McDonald's Corp., 5.35%, 03/01/18	300	325
News America Inc., 5.30%, 12/15/14	175	192
News America Inc., 6.20%, 12/15/34	50	50
News America Inc., 6.40%, 12/15/35	100	102
News America Inc., 6.65%, 11/15/37	500	526
Omnicom Group Inc., 5.90%, 04/15/16	250	271
Target Corp., 5.88%, 07/15/16	250	283
Target Corp., 7.00%, 07/15/31	100	113
Target Corp., 6.50%, 10/15/37	300	326
Thomson Reuters Corp., 6.50%, 07/15/18	500	564
Time Warner Cable Inc., 6.20%, 07/01/13	700	772
Time Warner Cable Inc., 5.85%, 05/01/17	150	161
Time Warner Cable Inc., 8.75%, 02/14/19 (e)	169	210
Time Warner Cable Inc., 6.55%, 05/01/37	250	256
Time Warner Cable Inc., 6.75%, 06/15/39	300	315
Time Warner Inc., 5.88%, 11/15/16	350	382
Time Warner Inc., 7.63%, 04/15/31	250	286
Viacom Inc., 6.25%, 04/30/16	250	276
Viacom Inc., 5.63%, 09/15/19 (e)	500	519
Walt Disney Co., 6.38%, 03/01/12	500	548
Walt Disney Co., 7.00%, 03/01/32	50	59
Yum! Brands Inc., 8.88%, 04/15/11	50	54
Yum! Brands Inc., 6.88%, 11/15/37	200	217
		11,857
CONSUMER STAPLES - 1.4%
Altria Group Inc., 8.50%, 11/10/13 (l)	500	584
Altria Group Inc., 9.70%, 11/10/18 (l)	500	615
Anheuser-Busch Cos. Inc., 5.05%, 10/15/16	100	105
Anheuser-Busch InBev Worldwide Inc., 3.00%, 10/15/12	100	103
Anheuser-Busch InBev Worldwide Inc., 5.38%, 01/15/20	400	413
Archer-Daniels-Midland Co., 5.45%, 03/15/18	350	377
Bottling Group LLC, 6.95%, 03/15/14	200	232
Bunge Ltd. Finance Corp., 5.35%, 04/15/14	75	78
Coca-Cola Enterprises Inc., 7.13%, 08/01/17	100	117
Coca-Cola Enterprises Inc., 8.50%, 02/01/22	250	323
ConAgra Foods Inc., 7.00%, 04/15/19	300	346
CVS Caremark Corp., 5.75%, 08/15/11	350	370
CVS Caremark Corp., 6.13%, 08/15/16	250	276
CVS Caremark Corp., 5.75%, 06/01/17	500	539
Diageo Capital Plc, 7.38%, 01/15/14	395	459
General Mills Inc., 6.00%, 02/15/12	100	109
General Mills Inc., 5.65%, 09/10/12	500	545
Kellogg Co., 5.13%, 12/03/12	200	217
Kimberly-Clark Corp., 5.63%, 02/15/12 (e)	250	270
Kraft Foods Inc., 5.25%, 10/01/13	400	433
Kraft Foods Inc., 4.13%, 02/09/16	100	101
Kraft Foods Inc., 5.38%, 02/10/20	100	102
Kraft Foods Inc., 6.50%, 11/01/31	100	103
Kraft Foods Inc., 7.00%, 08/11/37	100	110
Kraft Foods Inc., 6.88%, 02/01/38	150	162
Kraft Foods Inc., 6.50%, 02/09/40	100	104
Kroger Co., 5.50%, 02/01/13	100	108
Kroger Co., 7.50%, 04/01/31	150	175
Lorillard Tobacco Co., 8.13%, 06/23/19 (e) (l)	500	551
Pepsi Bottling Group Inc., 7.00%, 03/01/29	75	88
PepsiCo Inc., 5.15%, 05/15/12	300	323
PepsiCo Inc., 7.90%, 11/01/18 (e)	250	310
Philip Morris International Inc., 6.88%, 03/17/14	500	573
Philip Morris International Inc., 5.65%, 05/16/18	250	269
Procter & Gamble Co., 1.35%, 08/26/11	500	504
Procter & Gamble Co., 4.60%, 01/15/14	500	537
Procter & Gamble Co., 4.95%, 08/15/14	150	164
Procter & Gamble Co., 5.55%, 03/05/37	100	101
Reynolds American Inc., 7.63%, 06/01/16 (e)	250	281
Safeway Inc., 5.80%, 08/15/12	100	109
Sara Lee Corp., 6.25%, 09/15/11	75	80
Walgreen Co., 4.88%, 08/01/13	700	762
Wal-Mart Stores Inc., 4.55%, 05/01/13	100	108
Wal-Mart Stores Inc., 5.80%, 02/15/18	350	391
Wal-Mart Stores Inc., 7.55%, 02/15/30	300	371
Wal-Mart Stores Inc., 6.20%, 04/15/38	300	323
		13,321
ENERGY - 1.8%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	100	113
Anadarko Petroleum Corp., 5.95%, 09/15/16 (e)	100	109
Anadarko Petroleum Corp., 8.70%, 03/15/19	500	619
Anadarko Petroleum Corp., 6.45%, 09/15/36	150	153
Apache Corp., 5.25%, 04/15/13 (e)	250	272
Canadian Natural Resources Ltd., 5.85%, 02/01/35	150	146
Canadian Natural Resources Ltd., 6.25%, 03/15/38	300	310
Cenovus Energy Inc., 4.50%, 09/15/14 (t)	800	835
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	50	57
Chevron Corp., 3.45%, 03/03/12	800	833
Conoco Funding Co., 7.25%, 10/15/31	75	88
ConocoPhillips, 6.65%, 07/15/18	75	86
ConocoPhillips, 5.75%, 02/01/19	300	327
ConocoPhillips, 6.50%, 02/01/39	300	335
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	230
Devon Energy Corp., 7.95%, 04/15/32	100	126
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	124
Enbridge Energy Partners LP, 7.50%, 04/15/38	200	234
EnCana Corp., 6.50%, 08/15/34	100	106
Energy Transfer Partners LP, 5.95%, 02/01/15	250	272
Energy Transfer Partners LP, 7.50%, 07/01/38	200	224
Enterprise Products Operating LLC, 4.60%, 08/01/12	425	448
Enterprise Products Operating LLC, 5.60%, 10/15/14 (e)	25	27
Enterprise Products Operating LLC, 6.88%, 03/01/33	25	27
Halliburton Co., 7.45%, 09/15/39	250	305
Hess Corp., 7.30%, 08/15/31	35	40
Husky Energy Inc., 7.25%, 12/15/19	500	579
Kinder Morgan Energy Partners LP, 5.85%, 09/15/12	225	244
Kinder Morgan Energy Partners LP, 5.00%, 12/15/13	75	80
Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	150	161
Kinder Morgan Energy Partners LP, 6.85%, 02/15/20	500	561
Marathon Oil Corp., 6.13%, 03/15/12	200	218
Marathon Oil Corp., 5.90%, 03/15/18 (e)	250	267
Nexen Inc., 5.88%, 03/10/35	50	48
Nexen Inc., 6.40%, 05/15/37	100	101
Noble Energy Inc., 8.25%, 03/01/19	300	363
Occidental Petroleum Corp., 6.75%, 01/15/12	50	55
ONEOK Partners LP, 6.65%, 10/01/36	150	156
Pemex Project Funding Master Trust, 5.75%, 03/01/18	500	515
Pemex Project Funding Master Trust, 6.63%, 06/15/35 (e)	150	148
Petrobras International Finance Co., 6.13%, 10/06/16	100	108
Petrobras International Finance Co., 5.88%, 03/01/18 (e)	150	157
Petrobras International Finance Co., 7.88%, 03/15/19	500	585
Petro-Canada, 7.00%, 11/15/28	75	82
Rowan Cos. Inc., 7.88%, 08/01/19	300	344
Shell International Finance BV, 5.63%, 06/27/11	250	265
Shell International Finance BV, 5.20%, 03/22/17	250	268
Shell International Finance BV, 6.38%, 12/18/38	200	220
Southern Natural Gas Co., 5.90%, 04/01/17 (k) (t)	250	260
Spectra Energy Capital LLC, 8.00%, 10/01/19	250	295
StatoilHydro ASA, 5.25%, 04/15/19	500	522
Suncor Energy Inc., 5.95%, 12/01/34	100	98
Suncor Energy Inc., 6.50%, 06/15/38	300	313
TransCanada Pipelines Ltd., 6.50%, 08/15/18 (e)	700	793
TransCanada Pipelines Ltd., 6.20%, 10/15/37	100	104
Transocean Inc., 6.80%, 03/15/38	150	168
Valero Energy Corp., 6.88%, 04/15/12	500	542
Valero Energy Corp., 7.50%, 04/15/32	100	103
Weatherford International Inc., 6.35%, 06/15/17	250	268
Williams Cos. Inc., 8.75%, 03/15/32 (k)	186	227
Williams Partners LP, 3.80%, 02/15/15 (e) (t)	100	100
Williams Partners LP, 5.25%, 03/15/20 (t)	100	100
Williams Partners LP, 6.30%, 04/15/40 (t)	100	99
XTO Energy Inc., 4.90%, 02/01/14	475	516
XTO Energy Inc., 6.75%, 08/01/37	350	410
		16,889
FINANCIALS - 9.3%
Aegon NV, 4.75%, 06/01/13	150	158
AFLAC Inc., 8.50%, 05/15/19	500	602
African Development Bank, 1.00%, 11/23/11	1,000	998
Allstate Corp., 6.13%, 02/15/12	75	81
Allstate Corp., 5.35%, 06/01/33	75	70
Allstate Corp., 5.55%, 05/09/35	100	96
American Express Bank FSB, 5.55%, 10/17/12	1,000	1,078
American Express Co., 4.88%, 07/15/13	250	264
American Express Co., 6.15%, 08/28/17 (e)	250	270
American Express Co., 8.15%, 03/19/38	100	129
American International Group Inc., 4.25%, 05/15/13 (e) (k)	500	491
American International Group Inc., 5.85%, 01/16/18	200	186
Ameriprise Financial Inc., 7.52%, 06/01/66 (i)	250	248
Asian Development Bank, 3.63%, 09/05/13	500	526
Asian Development Bank, 4.25%, 10/20/14	250	268
Asian Development Bank, 5.60%, 07/16/18	400	439
Assurant Inc., 6.75%, 02/15/34 (e)	100	95
AXA SA, 8.60%, 12/15/30 (e)	100	121
Bank of America Corp., 3.13%, 06/15/12	400	416
Bank of America Corp., 4.88%, 09/15/12	150	157
Bank of America Corp., 4.88%, 01/15/13	200	209
Bank of America Corp., 4.90%, 05/01/13	200	209
Bank of America Corp., 4.50%, 04/01/15	500	504
Bank of America Corp., 6.50%, 08/01/16	300	324
Bank of America Corp., 5.75%, 12/01/17	175	179
Bank of America Corp., 5.65%, 05/01/18	1,000	1,012
Bank of America Corp., 5.49%, 03/15/19	200	195
Bank of America NA, 6.00%, 10/15/36	250	231
Barclays Bank Plc, 5.45%, 09/12/12	500	539
Barclays Bank Plc, 5.20%, 07/10/14 (e)	1,000	1,068
Barclays Bank Plc, 6.86% (callable at 100 on 06/15/32) (p) (t)	50	44
BB&T Capital Trust I, 5.85%, 08/18/35	100	87
BB&T Capital Trust II, 6.75%, 06/07/36	150	149
BB&T Corp., 6.50%, 08/01/11	75	79
Bear Stearns Cos. Inc., 5.70%, 11/15/14	200	218
Berkshire Hathaway Finance Corp., 4.60%, 05/15/13	100	107
Berkshire Hathaway Finance Corp., 4.63%, 10/15/13	250	270
Berkshire Hathaway Finance Corp., 4.85%, 01/15/15	100	107
Berkshire Hathway Inc., 5.13%, 09/15/12	500	540
Boeing Capital Corp., 5.80%, 01/15/13	125	138
Boston Properties LP, 6.25%, 01/15/13	150	163
BP Capital Markets Plc, 5.25%, 11/07/13	400	440
Burlington Resources Finance Co., 7.20%, 08/15/31	100	115
Camden Property Trust, 5.00%, 06/15/15	100	100
Capital One Bank USA NA, 6.50%, 06/13/13	250	273
Capital One Capital III, 7.69%, 08/15/36 (i)	100	96
Capital One Capital V, 10.25%, 08/15/39	400	474
Capital One Financial Corp., 5.70%, 09/15/11	250	261
Capital One Financial Corp., 6.15%, 09/01/16	250	259
Caterpillar Financial Services Corp., 4.75%, 02/17/15	100	107
Chubb Corp., 5.20%, 04/01/13	100	107
Cincinnati Financial Corp., 6.13%, 11/01/34	100	89
Citigroup Funding Inc., 1.38%, 05/05/11	1,000	1,008
Citigroup Funding Inc., 1.88%, 10/22/12	1,000	1,008
Citigroup Inc., 6.00%, 02/21/12 (e)	350	371
Citigroup Inc., 2.13%, 04/30/12	1,000	1,018
Citigroup Inc., 6.50%, 08/19/13	500	539
Citigroup Inc., 5.00%, 09/15/14	400	399
Citigroup Inc., 6.01%, 01/15/15 (e)	500	525
Citigroup Inc., 5.85%, 08/02/16	250	256
Citigroup Inc., 5.50%, 02/15/17	350	346
Citigroup Inc., 6.00%, 08/15/17	250	256
Citigroup Inc., 6.13%, 11/21/17	700	720
Citigroup Inc., 6.13%, 05/15/18	400	409
Citigroup Inc., 8.50%, 05/22/19 (e)	350	409
Citigroup Inc., 6.00%, 10/31/33 (e)	50	44
Citigroup Inc., 8.13%, 07/15/39	600	693
Corp. Andina de Fomento, 6.88%, 03/15/12	150	162
Credit Suisse New York, 5.50%, 05/01/14	1,200	1,306
Credit Suisse New York, 3.50%, 03/23/15	500	498
Credit Suisse USA Inc., 6.13%, 11/15/11	100	107
Credit Suisse USA Inc., 6.50%, 01/15/12	250	272
Credit Suisse USA Inc., 5.13%, 08/15/15	200	214
Credit Suisse USA Inc., 7.13%, 07/15/32 (e)	100	117
Deutsche Bank Financial LLC, 5.38%, 03/02/15 (t)	250	265
Diageo Investment Corp., 8.00%, 09/15/22	100	123
ERP Operating LP, 5.25%, 09/15/14	250	262
ERP Operating LP, 5.75%, 06/15/17	150	155
European Investment Bank, 3.13%, 07/15/11	1,000	1,030
European Investment Bank, 2.00%, 02/10/12 (e)	1,600	1,624
European Investment Bank, 4.63%, 03/21/12	200	213
European Investment Bank, 1.75%, 09/14/12 (e)	600	604
European Investment Bank, 4.63%, 05/15/14	150	162
European Investment Bank, 3.13%, 06/04/14	500	513
European Investment Bank, 2.75%, 03/23/15	400	398
European Investment Bank, 4.88%, 02/16/16	250	271
European Investment Bank, 5.13%, 09/13/16	500	550
Export-Import Bank of Korea, 8.13%, 01/21/14	500	580
Export-Import Bank of Korea, 5.13%, 03/16/15	200	209
Fifth Third Bancorp, 6.25%, 05/01/13 (e)	300	323
Fifth Third Capital Trust IV, 6.50%, 04/15/37 (i)	200	168
General Electric Capital Corp., 5.00%, 11/15/11 (e)	300	317
General Electric Capital Corp., 3.00%, 12/09/11	500	517
General Electric Capital Corp., 5.88%, 02/15/12	250	269
General Electric Capital Corp., 6.00%, 06/15/12	200	217
General Electric Capital Corp., 5.25%, 10/19/12	400	429
General Electric Capital Corp., 2.63%, 12/28/12	1,000	1,027
General Electric Capital Corp., 2.80%, 01/08/13 (e)	200	202
General Electric Capital Corp., 5.45%, 01/15/13	1,000	1,082
General Electric Capital Corp., 5.00%, 01/08/16	100	105
General Electric Capital Corp., 5.63%, 09/15/17	200	211
General Electric Capital Corp., 5.63%, 05/01/18	700	732
General Electric Capital Corp., 5.50%, 01/13/20	200	204
General Electric Capital Corp., 6.75%, 03/15/32	850	899
General Electric Capital Corp., 5.88%, 01/14/38	400	380
General Electric Capital Corp., 6.88%, 01/10/39	300	324
Goldman Sachs Group Inc., 1.63%, 07/15/11	300	303
Goldman Sachs Group Inc., 6.60%, 01/15/12	400	434
Goldman Sachs Group Inc., 3.25%, 06/15/12 (e)	400	417
Goldman Sachs Group Inc., 5.45%, 11/01/12	1,000	1,081
Goldman Sachs Group Inc., 5.25%, 04/01/13	100	107
Goldman Sachs Group Inc., 5.13%, 01/15/15	200	211
Goldman Sachs Group Inc., 5.75%, 10/01/16	250	267
Goldman Sachs Group Inc., 6.25%, 09/01/17	200	215
Goldman Sachs Group Inc., 5.95%, 01/18/18	300	315
Goldman Sachs Group Inc., 6.15%, 04/01/18	75	79
Goldman Sachs Group Inc., 7.50%, 02/15/19	100	114
Goldman Sachs Group Inc., 5.38%, 03/15/20	400	396
Goldman Sachs Group Inc., 5.95%, 01/15/27	250	240
Goldman Sachs Group Inc., 6.13%, 02/15/33 (e)	850	840
Goldman Sachs Group Inc., 6.75%, 10/01/37	200	200
Hartford Financial Services Group Inc., 5.38%, 03/15/17	500	500
Hartford Financial Services Group Inc., 6.10%, 10/01/41	75	67
HCP Inc., 6.00%, 01/30/17 (e)	150	149
HSBC Bank USA, 7.00%, 01/15/39	340	373
HSBC Finance Capital Trust IX, 5.91%, 11/30/35 (i)	250	221
HSBC Finance Corp., 4.75%, 07/15/13 (e)	1,000	1,050
HSBC Holdings Plc, 5.25%, 12/12/12	200	214
HSBC Holdings Plc, 7.63%, 05/17/32	150	169
HSBC Holdings Plc, 6.50%, 05/02/36	150	155
Inter-American Development Bank, 4.38%, 09/20/12	500	535
Inter-American Development Bank, 1.75%, 10/22/12	490	493
Inter-American Development Bank, 5.13%, 09/13/16	250	276
Inter-American Development Bank, 3.88%, 02/14/20	200	197
International Bank for Reconstruction & Development, 2.00%, 04/02/12	1,000	1,017
International Bank for Reconstruction & Development, 7.63%, 01/19/23	300	396
International Lease Finance Corp., 3.00%, 04/22/14	500	507
Jefferies Group Inc., 6.45%, 06/08/27	100	89
Jefferies Group Inc., 6.25%, 01/15/36 (e)	500	426
John Deere Capital Corp., 7.00%, 03/15/12	250	277
John Deere Capital Corp., 5.75%, 09/10/18 (e)	500	546
JPMorgan Chase & Co., 3.13%, 12/01/11 (e)	500	517
JPMorgan Chase & Co., 6.63%, 03/15/12	100	109
JPMorgan Chase & Co., 5.38%, 10/01/12	1,000	1,082
JPMorgan Chase & Co., 5.75%, 01/02/13	100	109
JPMorgan Chase & Co., 4.75%, 03/01/15 (e)	250	263
JPMorgan Chase & Co., 5.15%, 10/01/15	250	264
JPMorgan Chase & Co., 6.40%, 10/02/17	500	552
JPMorgan Chase & Co., 6.00%, 01/15/18	700	760
JPMorgan Chase Bank NA, 6.00%, 10/01/17	250	267
JPMorgan Chase Capital XV, 5.88%, 03/15/35	75	68
JPMorgan Chase Capital XX, 6.55%, 09/29/36 (i)	100	94
JPMorgan Chase Capital XXV, 6.80%, 10/01/37	600	597
KeyBank NA, 5.80%, 07/01/14	100	102
Korea Development Bank, 5.30%, 01/17/13	800	849
Kreditanstalt fuer Wiederaufbau, 3.75%, 06/27/11	200	207
Kreditanstalt fuer Wiederaufbau, 2.25%, 04/16/12	1,100	1,123
Kreditanstalt fuer Wiederaufbau, 1.88%, 01/14/13	200	201
Kreditanstalt fuer Wiederaufbau, 3.25%, 03/15/13	250	260
Kreditanstalt fuer Wiederaufbau, 3.50%, 05/16/13	400	419
Kreditanstalt fuer Wiederaufbau, 4.13%, 10/15/14	650	682
Kreditanstalt fuer Wiederaufbau, 2.75%, 10/21/14 (e)	500	501
Kreditanstalt fuer Wiederaufbau, 4.88%, 01/17/17	500	543
Kreditanstalt fuer Wiederaufbau, 4.88%, 06/17/19	500	536
Kreditanstalt fuer Wiederaufbau, 0.00%, 06/29/37 (j)	500	123
Landwirtschaftliche Rentenbank, 5.25%, 07/15/11	500	528
Landwirtschaftliche Rentenbank, 1.88%, 09/24/12 (e)	500	501
Landwirtschaftliche Rentenbank, 3.25%, 03/15/13	500	519
Lehman Brothers Holdings Inc., 6.88%, 07/17/37 (d)	250	1
Lincoln National Corp., 8.75%, 07/01/19 (e)	500	611
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	100	106
Marshall & Ilsley Bank, 6.38%, 09/01/11	100	102
MBNA Corp., 7.50%, 03/15/12 (e)	100	109
Merrill Lynch & Co. Inc., 6.05%, 08/15/12	500	534
Merrill Lynch & Co. Inc., 5.00%, 01/15/15	550	563
Merrill Lynch & Co. Inc., 6.05%, 05/16/16	250	255
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	650	700
Merrill Lynch & Co. Inc., 7.75%, 05/14/38	400	443
MetLife Inc., 6.13%, 12/01/11	500	535
MetLife Inc., 5.00%, 11/24/13	100	106
MetLife Inc., 7.72%, 02/15/19 (e)	500	584
MetLife Inc., 5.70%, 06/15/35	100	96
MetLife Inc., 6.40%, 12/15/36 (i)	100	90
Morgan Stanley, 5.75%, 08/31/12	500	536
Morgan Stanley, 5.25%, 11/02/12	500	533
Morgan Stanley, 4.75%, 04/01/14	450	459
Morgan Stanley, 5.75%, 10/18/16	250	260
Morgan Stanley, 5.45%, 01/09/17	350	355
Morgan Stanley, 6.63%, 04/01/18	500	533
Morgan Stanley, 5.63%, 09/23/19	300	299
Morgan Stanley, 5.50%, 01/26/20	500	489
Morgan Stanley, 7.25%, 04/01/32	25	28
National City Bank, 4.63%, 05/01/13	100	104
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	200	266
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/32	150	179
Nordic Invest Bank, 3.63%, 06/17/13 (e)	600	631
Oesterreichische Kontrollbank AG, 4.75%, 11/08/11	250	263
Oesterreichische Kontrollbank AG, 4.75%, 10/16/12	650	699
Oesterreichische Kontrollbank AG, 1.75%, 03/11/13	300	300
ORIX Corp., 5.48%, 11/22/11	200	207
PNC Funding Corp., 5.25%, 11/15/15	250	263
PNC Funding Corp., 6.70%, 06/10/19 (e)	500	559
Principal Life Income Funding Trusts, 5.10%, 04/15/14	150	157
ProLogis, 5.63%, 11/15/16	250	242
ProLogis, 7.38%, 10/30/19	200	205
Prudential Financial Inc., 5.75%, 07/15/33 (e)	400	379
Prudential Financial Inc., 5.70%, 12/14/36	250	237
Realty Income Corp., 6.75%, 08/15/19	150	157
Regions Financial Corp., 7.75%, 11/10/14 (e)	400	421
Royal Bank of Scotland Group Plc, 5.00%, 10/01/14	100	96
Royal Bank of Scotland Plc, 4.88%, 03/16/15	300	300
Simon Property Group LP, 5.75%, 12/01/15	400	423
Simon Property Group LP, 5.25%, 12/01/16	250	248
Simon Property Group LP, 6.75%, 02/01/40	100	99
SLM Corp., 5.00%, 10/01/13	520	497
SLM Corp., 5.05%, 11/14/14	250	231
SLM Corp., 8.00%, 03/25/20	100	97
SunTrust Bank, 6.38%, 04/01/11	200	209
SunTrust Capital VIII, 6.10%, 12/15/36 (i)	99	81
Teco Finance Inc., 5.15%, 03/15/20	200	198
Toll Brothers Finance Corp., 4.95%, 03/15/14	50	51
Transatlantic Holdings Inc., 5.75%, 12/14/15	200	204
Travelers Cos. Inc., 6.25%, 03/15/37 (i)	250	246
Travelers Cos. Inc., 6.25%, 06/15/37	150	159
U.S. Bank NA, 6.38%, 08/01/11	600	639
UBS AG Stamford, 5.88%, 07/15/16	250	257
UBS AG Stamford, 5.88%, 12/20/17	250	259
Wachovia Bank NA, 4.88%, 02/01/15	200	207
Wachovia Bank NA, 6.00%, 11/15/17	250	271
Wachovia Bank NA, 5.85%, 02/01/37	250	233
Wachovia Corp., 5.30%, 10/15/11	300	317
Wachovia Corp., 5.50%, 05/01/13	500	540
Wachovia Corp., 5.25%, 08/01/14 (e)	250	263
Washington Mutual Bank, 5.13%, 01/15/15 (d)	200	1
Wells Fargo & Co., 5.30%, 08/26/11	500	527
Wells Fargo & Co., 2.13%, 06/15/12 (e)	300	305
Wells Fargo & Co., 5.00%, 11/15/14	200	209
Wells Fargo & Co., 3.63%, 04/15/15	900	893
Wells Fargo & Co., 5.63%, 12/11/17	300	318
Wells Fargo Bank NA, 4.75%, 02/09/15	250	260
Wells Fargo Financial Inc., 5.50%, 08/01/12	250	268
Westpac Banking Corp., 2.25%, 11/19/12 (e)	300	302
Westpac Banking Corp., 4.20%, 02/27/15	500	515
		88,399
HEALTH CARE - 1.3%
Abbott Laboratories, 5.88%, 05/15/16	250	283
Abbott Laboratories, 6.00%, 04/01/39	250	265
Aetna Inc., 6.63%, 06/15/36	150	158
Amgen Inc., 5.85%, 06/01/17	200	222
Amgen Inc., 6.38%, 06/01/37	400	430
AstraZeneca Plc, 5.90%, 09/15/17	250	279
AstraZeneca Plc, 6.45%, 09/15/37	250	278
Baxter International Inc., 4.00%, 03/01/14	500	523
Baxter International Inc., 4.63%, 03/15/15	75	80
Baxter International Inc., 4.25%, 03/15/20	500	495
Bristol-Myers Squibb Co., 5.45%, 05/01/18	150	161
Bristol-Myers Squibb Co., 5.88%, 11/15/36	150	154
CIGNA Corp., 8.50%, 05/01/19	400	485
Covidien International Finance SA, 6.00%, 10/15/17	300	329
Eli Lilly & Co., 5.55%, 03/15/37	100	100
Express Scripts Inc., 5.25%, 06/15/12	200	213
Genentech Inc., 4.75%, 07/15/15	50	53
Genentech Inc., 5.25%, 07/15/35	250	234
GlaxoSmithKline Capital Inc., 4.38%, 04/15/14	150	158
GlaxoSmithKline Capital Inc., 5.65%, 05/15/18	250	271
GlaxoSmithKline Capital Inc., 5.38%, 04/15/34	150	146
Hospira Inc., 6.05%, 03/30/17	500	537
Humana Inc., 7.20%, 06/15/18 (l)	500	541
Johnson & Johnson, 5.95%, 08/15/37	250	271
Medtronic Inc., 4.45%, 03/15/20	700	697
Merck & Co. Inc., 4.75%, 03/01/15	250	270
Merck & Co. Inc., 6.55%, 09/15/37	300	343
Novartis Capital Corp., 4.13%, 02/10/14	800	847
Pfizer Inc., 4.45%, 03/15/12	500	530
Pfizer Inc., 6.20%, 03/15/19	500	565
Pharmacia Corp., 6.60%, 12/01/28 (k)	50	56
Schering-Plough Corp., 6.00%, 09/15/17	250	281
Schering-Plough Corp., 6.50%, 12/01/33 (e) (l)	350	392
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36 (e)	150	156
Thermo Fisher Scientific Inc., 5.00%, 06/01/15	200	210
UnitedHealth Group Inc., 5.38%, 03/15/16	250	263
UnitedHealth Group Inc., 5.80%, 03/15/36 (e)	150	140
WellPoint Inc., 5.85%, 01/15/36	100	97
Wyeth, 5.50%, 03/15/13 (l)	100	109
Wyeth, 6.45%, 02/01/24	100	114
Wyeth, 5.95%, 04/01/37	250	262
		11,998
INDUSTRIALS - 1.2%
3M Co., 5.70%, 03/15/37	150	155
Boeing Co., 4.88%, 02/15/20	500	512
Burlington Northern Santa Fe Corp., 5.90%, 07/01/12	150	163
Burlington Northern Santa Fe Corp., 4.70%, 10/01/19	300	297
Burlington Northern Santa Fe Corp., 6.15%, 05/01/37	100	103
Canadian National Railway Co., 5.55%, 03/01/19	400	430
Caterpillar Inc., 7.90%, 12/15/18 (e)	500	614
Caterpillar Inc., 6.05%, 08/15/36	150	158
CSX Corp., 6.30%, 03/15/12	250	270
CSX Corp., 7.38%, 02/01/19	300	350
Emerson Electric Co., 5.00%, 12/15/14	100	109
GE Capital Trust I, 6.38%, 11/15/67 (i)	500	467
General Dynamics Corp., 4.25%, 05/15/13	250	267
General Electric Co., 5.00%, 02/01/13	800	862
Honeywell International Inc., 6.13%, 11/01/11	100	108
Honeywell International Inc., 5.00%, 02/15/19 (e)	500	521
Koninklijke Philips Electronics NV, 5.75%, 03/11/18	350	373
Lockheed Martin Corp., 6.15%, 09/01/36	175	185
Norfolk Southern Corp., 5.90%, 06/15/19 (e)	300	324
Norfolk Southern Corp., 7.25%, 02/15/31	75	87
Norfolk Southern Corp., 7.05%, 05/01/37	100	116
Northrop Grumman Systems Corp., 7.75%, 03/01/16	150	181
Northrop Grumman Systems Corp., 5.05%, 08/01/19	210	216
Northrop Grumman Systems Corp., 7.75%, 02/15/31	200	245
PACCAR Inc., 6.89%, 02/15/14 (e)	700	799
Raytheon Co., 5.38%, 04/01/13	100	109
Republic Services Inc., 5.00%, 03/01/20 (t)	300	294
RR Donnelley & Sons Co., 4.95%, 04/01/14	200	201
RR Donnelley & Sons Co., 5.50%, 05/15/15	50	50
Tyco International Group SA, 6.38%, 10/15/11	91	98
Tyco International Group SA, 6.00%, 11/15/13	500	553
Union Pacific Corp., 5.70%, 08/15/18	250	263
Union Pacific Corp., 6.63%, 02/01/29	25	27
United Parcel Service Inc., 6.20%, 01/15/38	350	381
United Technologies Corp., 4.88%, 05/01/15	300	325
United Technologies Corp., 6.13%, 02/01/19 (e)	250	281
United Technologies Corp., 6.70%, 08/01/28	50	56
United Technologies Corp., 5.70%, 04/15/40	500	506
Waste Management Inc., 6.38%, 11/15/12	500	554
Waste Management Inc., 6.10%, 03/15/18	200	215
		11,825
INFORMATION TECHNOLOGY - 0.6%
Amphenol Corp., 4.75%, 11/15/14	600	617
Cisco Systems Inc., 2.90%, 11/17/14	500	506
Cisco Systems Inc., 5.50%, 02/22/16	250	279
Cisco Systems Inc., 5.90%, 02/15/39	250	254
Fiserv Inc., 6.13%, 11/20/12	500	544
Hewlett-Packard Co., 6.50%, 07/01/12	250	277
Hewlett-Packard Co., 4.50%, 03/01/13	800	857
International Business Machines Corp., 5.70%, 09/14/17	300	332
International Business Machines Corp., 6.50%, 01/15/28	200	223
International Business Machines Corp., 5.60%, 11/30/39	330	333
Oracle Corp., 5.75%, 04/15/18	350	384
Oracle Corp., 6.13%, 07/08/39	300	319
Xerox Corp., 6.88%, 08/15/11	150	159
Xerox Corp., 6.35%, 05/15/18	500	542
		5,626
MATERIALS - 0.9%
Agrium Inc., 7.13%, 05/23/36	300	323
Air Products & Chemicals Inc., 4.38%, 08/21/19	400	389
Alcoa Inc., 5.38%, 01/15/13	50	52
Alcoa Inc., 5.55%, 02/01/17	200	201
Alcoa Inc., 6.75%, 07/15/18 (e)	300	311
ArcelorMittal, 9.85%, 06/01/19 (e)	500	635
Barrick Gold Corp., 5.95%, 10/15/39 (e)	300	295
BHP Billiton Finance USA Ltd., 4.80%, 04/15/13	100	107
BHP Billiton Finance USA Ltd., 5.50%, 04/01/14	100	110
CRH America Inc., 6.00%, 09/30/16 (e)	250	269
Dow Chemical Co., 6.00%, 10/01/12	50	54
Dow Chemical Co., 7.38%, 11/01/29	500	558
EI Du Pont de Nemours & Co., 4.75%, 11/15/12	100	107
EI Du Pont de Nemours & Co., 5.60%, 12/15/36	400	395
Freeport-McMoRan Copper & Gold Inc., 8.38%, 04/01/17	700	779
International Paper Co., 7.95%, 06/15/18	150	175
International Paper Co., 8.70%, 06/15/38 (e)	300	371
Lafarge SA, 6.50%, 07/15/16	250	265
Newmont Mining Corp., 5.88%, 04/01/35	50	48
Newmont Mining Corp., 6.25%, 10/01/39	400	400
Potash Corp. of Saskatchewan Inc., 5.25%, 05/15/14	500	541
Praxair Inc., 3.95%, 06/01/13	100	105
Rio Tinto Alcan Inc., 4.88%, 09/15/12	50	53
Rio Tinto Alcan Inc., 6.13%, 12/15/33	25	26
Rio Tinto Finance USA Ltd., 5.88%, 07/15/13	800	879
RPM International Inc., 6.13%, 10/15/19	200	208
Southern Copper Corp., 7.50%, 07/27/35	150	156
Vale Overseas Ltd., 6.25%, 01/11/16	100	108
Vale Overseas Ltd., 6.25%, 01/23/17	150	163
Vale Overseas Ltd., 8.25%, 01/17/34	500	586
Vale Overseas Ltd., 6.88%, 11/21/36 (e)	100	103
		8,772
TELECOMMUNICATION SERVICES - 1.3%
America Movil SAB de CV, 6.38%, 03/01/35	200	201
AT&T Corp., 8.00%, 11/15/31 (l)	500	608
AT&T Inc., 5.88%, 02/01/12	100	107
AT&T Inc., 4.95%, 01/15/13	750	806
AT&T Inc., 5.10%, 09/15/14	550	595
AT&T Inc., 6.15%, 09/15/34	350	346
AT&T Inc., 6.30%, 01/15/38 (e)	100	101
AT&T Inc., 6.55%, 02/15/39	250	263
AT&T Wireless Services Inc., 8.75%, 03/01/31	108	139
BellSouth Capital Funding Corp., 7.88%, 02/15/30 (e)	100	116
BellSouth Corp., 5.20%, 09/15/14	100	108
British Telecommunications Plc, 9.63%, 12/15/30 (l)	150	189
CenturyTel Inc., 6.00%, 04/01/17	250	255
Deutsche Telekom International Finance BV, 5.25%, 07/22/13	200	214
Deutsche Telekom International Finance BV, 5.75%, 03/23/16	250	269
Deutsche Telekom International Finance BV, 8.75%, 06/15/30 (l)	100	128
Embarq Corp., 8.00%, 06/01/36	100	101
France Telecom SA, 8.50%, 03/01/31 (l)	250	332
GTE Corp., 6.84%, 04/15/18	250	276
GTE Corp., 6.94%, 04/15/28	50	52
Motorola Inc., 6.63%, 11/15/37 (e)	200	188
Qwest Corp., 8.38%, 05/01/16	500	562
Qwest Corp., 6.50%, 06/01/17	250	260
Qwest Corp., 7.25%, 09/15/25	110	111
Rogers Communications Inc., 6.80%, 08/15/18	500	569
Southwestern Bell Telephone LP, 7.00%, 07/01/15	100	115
Telecom Italia Capital SA, 5.25%, 11/15/13	500	524
Telecom Italia Capital SA, 4.95%, 09/30/14	100	103
Telecom Italia Capital SA, 5.25%, 10/01/15	200	205
Telecom Italia Capital SA, 6.38%, 11/15/33	50	46
Telecom Italia Capital SA, 6.00%, 09/30/34	100	89
Telefonica Emisiones SAU, 5.88%, 07/15/19 (e)	500	536
Telefonica Europe BV, 8.25%, 09/15/30	200	245
TELUS Corp., 8.00%, 06/01/11	140	151
Verizon Communications Inc., 5.85%, 09/15/35	350	341
Verizon Communications Inc., 6.90%, 04/15/38	300	331
Verizon Global Funding Corp., 7.75%, 12/01/30	200	238
Verizon New England Inc., 6.50%, 09/15/11	250	266
Verizon Wireless Capital LLC, 7.38%, 11/15/13	750	868
Vodafone Group Plc, 5.00%, 12/16/13	150	162
Vodafone Group Plc, 5.38%, 01/30/15 (e)	100	107
Vodafone Group Plc, 5.63%, 02/27/17	600	642
		11,865
UTILITIES - 1.5%
Alabama Power Co., 6.00%, 03/01/39 (e)	250	260
Browning-Ferris Industries Inc., 7.40%, 09/15/35	95	105
Consolidated Edison Co. of New York Inc., 5.30%, 03/01/35	250	233
Constellation Energy Group Inc., 7.60%, 04/01/32	150	172
Consumers Energy Co., 5.50%, 08/15/16	25	27
Consumers Energy Co., 6.70%, 09/15/19	400	452
Detroit Edison Co., 5.60%, 06/15/18	250	265
Dominion Resources Inc., 8.88%, 01/15/19 (e)	350	442
Dominion Resources Inc., 7.00%, 06/15/38 (e)	200	228
Duke Energy Carolinas LLC, 5.63%, 11/30/12	150	164
Duke Energy Carolinas LLC, 5.30%, 10/01/15	200	219
Duke Energy Carolinas LLC, 5.30%, 02/15/40	300	284
Duke Energy Corp., 6.30%, 02/01/14	700	780
Energy East Corp., 6.75%, 07/15/36	150	160
Enersis SA, 7.40%, 12/01/16	150	164
Exelon Generation Co. LLC, 5.35%, 01/15/14	150	160
Exelon Generation Co. LLC, 6.20%, 10/01/17	200	218
First Energy Solutions Corp., 6.80%, 08/15/39	200	196
FirstEnergy Corp., 6.45%, 11/15/11	6	6
FirstEnergy Corp., 7.38%, 11/15/31	425	440
Florida Power & Light Co., 5.63%, 04/01/34	100	98
Florida Power & Light Co., 5.95%, 02/01/38	250	256
Florida Power Corp., 5.65%, 06/15/18	500	541
Florida Power Corp., 4.55%, 04/01/20 (e)	300	298
FPL Group Capital Inc., 6.00%, 03/01/19	100	107
Indiana Michigan Power Co., 7.00%, 03/15/19	350	395
MidAmerican Energy Co., 6.75%, 12/30/31	50	56
MidAmerican Energy Holdings Co., 5.88%, 10/01/12	100	109
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	350	353
National Grid Plc, 6.30%, 08/01/16 (e)	150	167
Nevada Power Co., 7.13%, 03/15/19	250	282
NiSource Finance Corp., 5.40%, 07/15/14	75	79
NiSource Finance Corp., 6.80%, 01/15/19	300	326
Northern States Power Co., 8.00%, 08/28/12	100	114
Northern States Power Co., 5.25%, 03/01/18	500	524
Ohio Power Co., 6.00%, 06/01/16	250	274
Oncor Electric Delivery Co., 6.38%, 01/15/15	150	166
Oncor Electric Delivery Co., 7.00%, 09/01/22 (e)	150	171
Pacific Gas & Electric Co., 4.80%, 03/01/14	250	268
Pacific Gas & Electric Co., 6.05%, 03/01/34	500	515
PacifiCorp, 5.75%, 04/01/37	150	149
Pepco Holdings Inc., 6.45%, 08/15/12	225	241
Progress Energy Inc., 7.75%, 03/01/31	150	177
PSEG Power LLC, 8.63%, 04/15/31	75	96
Public Service Co. of Colorado, 7.88%, 10/01/12	500	573
Public Service Electric & Gas Co., 5.50%, 03/01/40	200	197
Puget Sound Energy Inc., 5.78%, 10/01/39	200	194
SCANA Corp., 6.88%, 05/15/11	75	79
Scottish Power Ltd., 5.38%, 03/15/15	50	53
Sempra Energy, 6.00%, 02/01/13	250	270
South Carolina Electric & Gas Co., 6.05%, 01/15/38 (e)	400	416
Southern California Edison Co., 6.00%, 01/15/34	75	78
Southern California Edison Co., 5.95%, 02/01/38	400	416
Southwestern Electric Power Co., 6.20%, 03/15/40	200	200
Union Electric Co., 6.40%, 06/15/17	100	110
Veolia Environnement, 6.00%, 06/01/18 (e)	200	214
Virginia Electric & Power Co., 5.95%, 09/15/17 (e)	250	273
Virginia Electric & Power Co., 6.00%, 01/15/36	150	155
		13,965

Total Corporate Bonds and Notes (cost $189,122)		194,517

GOVERNMENT AND AGENCY OBLIGATIONS - 73.7%
GOVERNMENT SECURITIES - 31.4%
Municipals - 0.3%
Bay Area Toll Authority, 6.26%, 04/01/49	200	200
City of New York, 5.97%, 03/01/36	200	196
Dallas County Hospital District, Series C, 5.62%, 08/15/44	300	302
Indianapolis Local Public Improvement Bond Bank, 6.12%, 01/15/40	200	202
Municipal Electric Authority of Georgia, 7.06%, 04/01/57	400	388
New Jersey Economic Development Authority (insured by MBIA Insurance Corp.), 7.43%, 02/15/29	200	219
New Jersey State Turnpike Authority - Series B (insured by AMBAC Assurance Corp.) 4.25%, 01/01/16	95	96
New Jersey State Turnpike Authority - Series B (Prerefunded at 01/01/15, insured by AMBAC Assurance Corp.) 4.25%, 01/01/16	5	5
New York City Municipal Water Finance Authority, 6.01%, 06/15/42	200	202
State of California Various Purpose Bond, 7.50%, 04/01/34	500	516
State of Illinois, 5.10%, 06/01/33	700	574
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47	500	396
		3,296
Sovereign - 1.9%
Brazilian Government International Bond, 11.00%, 01/11/12	315	367
Brazilian Government International Bond, 7.88%, 03/07/15 (e)	565	668
Brazilian Government International Bond, 8.88%, 04/15/24	135	178
Brazilian Government International Bond, 10.13%, 05/15/27	235	345
Brazilian Government International Bond, 7.13%, 01/20/37	455	518
Brazilian Government International Bond, 11.00%, 08/17/40 (e)	300	402
Chile Government International Bond, 5.50%, 01/15/13 (e)	100	109
Eksportfinans ASA, 5.00%, 02/14/12	500	534
Eksportfinans ASA, 3.00%, 11/17/14	500	502
Export Development Canada, 2.38%, 03/19/12	500	512
Federal Republic of Brazil, 12.25%, 03/06/30	220	382
Financement-Quebec, 5.00%, 10/25/12	100	107
Hungary Government International Bond, 4.75%, 02/03/15 (e)	250	257
Hydro Quebec, 8.00%, 02/01/13	250	290
Hydro Quebec, 7.50%, 04/01/16	100	121
Hydro Quebec, 9.40%, 02/01/21	250	340
Israel Government International Bond, 4.63%, 06/15/13	75	80
Israel Government International Bond, 5.50%, 11/09/16	450	495
Italy Government International Bond, 5.63%, 06/15/12 (e)	250	270
Italy Government International Bond, 4.38%, 06/15/13	100	106
Italy Government International Bond, 4.50%, 01/21/15	1,000	1,050
Italy Government International Bond, 6.88%, 09/27/23	450	516
Italy Government International Bond, 5.38%, 06/15/33	100	99
Japan Bank of International Cooperation, 2.13%, 11/05/12	500	505
Japan Finance Corp., 2.00%, 06/24/11	500	505
Malaysia Government Bond, 7.50%, 07/15/11	300	323
Mexico Government International Bond, 7.50%, 01/14/12 (e)	100	111
Mexico Government International Bond, 6.38%, 01/16/13	339	376
Mexico Government International Bond, 5.88%, 01/15/14 (e)	250	275
Mexico Government International Bond, 6.63%, 03/03/15	93	105
Mexico Government International Bond, 5.63%, 01/15/17	250	268
Mexico Government International Bond, 7.50%, 04/08/33 (e)	250	298
Mexico Government International Bond, 6.75%, 09/27/34	300	330
Peru Government International Bond, 7.13%, 03/30/19	200	232
Poland Government International Bond, 5.00%, 10/19/15	650	686
Province of Manitoba, Canada, 5.00%, 02/15/12 (e)	250	268
Province of New Brunswick, Canada, 5.20%, 02/21/17	250	273
Province of Nova Scotia, Canada, 5.75%, 02/27/12	100	108
Province of Nova Scotia, Canada, 8.75%, 04/01/22	250	332
Province of Ontario, Canada, 1.88%, 11/19/12 (e)	700	704
Province of Ontario, Canada, 4.50%, 02/03/15 (e)	100	107
Province of Ontario, Canada, 5.45%, 04/27/16	250	276
Province of Ontario, Canada, 4.00%, 10/07/19 (e)	500	491
Province of Quebec, Canada, 4.60%, 05/26/15	250	268
Province of Quebec, Canada, 7.50%, 07/15/23	100	124
Province of Quebec, Canada, 7.13%, 02/09/24	250	300
Republic of Korea, 5.13%, 12/07/16	150	158
Republic of Korea, 5.63%, 11/03/25	250	255
Republic of Peru, 6.55%, 03/14/37 (e)	250	268
Republic of South Africa Government Bond, 5.50%, 03/09/20	200	202
South Africa Government International Bond, 7.38%, 04/25/12	100	109
South Africa Government International Bond, 6.50%, 06/02/14	200	220
Svensk Exportkredit AB, 5.13%, 03/01/17	200	218
Tennessee Valley Authority, 5.50%, 07/18/17	1,000	1,114
		18,057
U.S. Treasury Securities - 29.2%
U.S. Treasury Bond, 10.63%, 08/15/15	450	630
U.S. Treasury Bond, 7.50%, 11/15/16	840	1,061
U.S. Treasury Bond, 8.75%, 05/15/17 (e)	645	872
U.S. Treasury Bond, 8.88%, 08/15/17	780	1,065
U.S. Treasury Bond, 9.13%, 05/15/18 (e)	315	441
U.S. Treasury Bond, 8.88%, 02/15/19 (e)	590	824
U.S. Treasury Bond, 8.13%, 08/15/19	1,900	2,555
U.S. Treasury Bond, 8.50%, 02/15/20	1,340	1,853
U.S. Treasury Bond, 8.75%, 08/15/20	910	1,286
U.S. Treasury Bond, 7.88%, 02/15/21	1,520	2,044
U.S. Treasury Bond, 8.13%, 05/15/21	1,200	1,643
U.S. Treasury Bond, 8.00%, 11/15/21	1,050	1,431
U.S. Treasury Bond, 7.25%, 08/15/22	800	1,040
U.S. Treasury Bond, 7.13%, 02/15/23	855	1,102
U.S. Treasury Bond, 6.25%, 08/15/23	595	715
U.S. Treasury Bond, 7.50%, 11/15/24	1,700	2,283
U.S. Treasury Bond, 7.63%, 02/15/25	539	732
U.S. Treasury Bond, 6.88%, 08/15/25	410	524
U.S. Treasury Bond, 6.00%, 02/15/26	730	861
U.S. Treasury Bond, 6.75%, 08/15/26	2,000	2,540
U.S. Treasury Bond, 6.50%, 11/15/26	260	323
U.S. Treasury Bond, 6.63%, 02/15/27	545	685
U.S. Treasury Bond, 6.38%, 08/15/27	380	467
U.S. Treasury Bond, 6.13%, 11/15/27	1,905	2,282
U.S. Treasury Bond, 5.50%, 08/15/28	850	952
U.S. Treasury Bond, 5.25%, 11/15/28	570	621
U.S. Treasury Bond, 5.25%, 02/15/29	545	593
U.S. Treasury Bond, 6.13%, 08/15/29	405	488
U.S. Treasury Bond, 6.25%, 05/15/30	385	471
U.S. Treasury Bond, 5.38%, 02/15/31	250	276
U.S. Treasury Bond, 4.50%, 02/15/36	2,350	2,295
U.S. Treasury Bond, 4.75%, 02/15/37	2,440	2,474
U.S. Treasury Bond, 5.00%, 05/15/37	250	263
U.S. Treasury Bond, 4.38%, 02/15/38	800	761
U.S. Treasury Bond, 4.50%, 05/15/38	740	718
U.S. Treasury Bond, 3.50%, 02/15/39	1,500	1,214
U.S. Treasury Bond, 4.25%, 05/15/39	2,580	2,391
U.S. Treasury Bond, 4.50%, 08/15/39	2,500	2,414
U.S. Treasury Bond, 4.38%, 11/15/39	2,500	2,364
U.S. Treasury Bond, 4.63%, 02/15/40 (e)	1,200	1,183
U.S. Treasury Note, 0.88%, 03/31/11	2,700	2,711
U.S. Treasury Note, 4.75%, 03/31/11	2,000	2,085
U.S. Treasury Note, 0.88%, 04/30/11	2,500	2,510
U.S. Treasury Note, 4.88%, 04/30/11	1,540	1,613
U.S. Treasury Note, 0.88%, 05/31/11	2,300	2,310
U.S. Treasury Note, 4.88%, 05/31/11	1,830	1,923
U.S. Treasury Note, 1.13%, 06/30/11	2,000	2,015
U.S. Treasury Note, 1.00%, 07/31/11	2,500	2,513
U.S. Treasury Note, 4.88%, 07/31/11	2,655	2,805
U.S. Treasury Note, 5.00%, 08/15/11	1,975	2,094
U.S. Treasury Note, 1.00%, 08/31/11	3,200	3,215
U.S. Treasury Note, 4.63%, 08/31/11	1,900	2,006
U.S. Treasury Note, 4.50%, 09/30/11 (e)	2,670	2,820
U.S. Treasury Note, 1.00%, 10/31/11 (e)	1,650	1,656
U.S. Treasury Note, 4.63%, 10/31/11 (e)	1,050	1,114
U.S. Treasury Note, 1.75%, 11/15/11 (e)	1,000	1,015
U.S. Treasury Note, 0.75%, 11/31/11	3,000	2,996
U.S. Treasury Note, 4.50%, 11/30/11	2,200	2,334
U.S. Treasury Note, 1.13%, 12/15/11	1,500	1,507
U.S. Treasury Note, 1.00%, 12/31/11	2,500	2,505
U.S. Treasury Note, 1.13%, 01/15/12	3,900	3,914
U.S. Treasury Note, 0.88%, 01/31/12	2,600	2,597
U.S. Treasury Note, 4.75%, 01/31/12 (e)	1,720	1,840
U.S. Treasury Note, 1.38%, 02/15/12	4,200	4,233
U.S. Treasury Note, 4.88%, 02/15/12	1,725	1,851
U.S. Treasury Note, 0.88%, 02/29/12	2,500	2,495
U.S. Treasury Note, 4.63%, 02/29/12	1,455	1,557
U.S. Treasury Note, 4.50%, 03/31/12	1,600	1,711
U.S. Treasury Note, 1.38%, 04/15/12	1,010	1,017
U.S. Treasury Note, 4.50%, 04/30/12 (e)	355	380
U.S. Treasury Note, 1.38%, 05/15/12	2,500	2,515
U.S. Treasury Note, 4.75%, 05/31/12 (e)	2,275	2,452
U.S. Treasury Note, 4.88%, 06/30/12	1,000	1,083
U.S. Treasury Note, 1.50%, 07/15/12	2,500	2,520
U.S. Treasury Note, 4.63%, 07/31/12	2,040	2,202
U.S. Treasury Note, 4.38%, 08/15/12	1,900	2,042
U.S. Treasury Note, 4.13%, 08/31/12	1,850	1,977
U.S. Treasury Note, 4.25%, 09/30/12	780	837
U.S. Treasury Note, 1.38%, 10/15/12	2,500	2,503
U.S. Treasury Note, 3.88%, 10/31/12	1,230	1,309
U.S. Treasury Note, 1.38%, 11/15/12	500	500
U.S. Treasury Note, 3.38%, 11/30/12 (e)	1,870	1,968
U.S. Treasury Note, 1.13%, 12/15/12 (e)	2,500	2,478
U.S. Treasury Note, 3.63%, 12/31/12 (e)	1,050	1,112
U.S. Treasury Note, 1.38%, 01/15/13	2,500	2,492
U.S. Treasury Note, 1.38%, 02/15/13	3,000	2,986
U.S. Treasury Note, 3.88%, 02/15/13	405	432
U.S. Treasury Note, 2.75%, 02/28/13	1,640	1,697
U.S. Treasury Note, 2.50%, 03/31/13	1,465	1,505
U.S. Treasury Note, 3.13%, 04/30/13	995	1,040
U.S. Treasury Note, 3.50%, 05/31/13	1,400	1,479
U.S. Treasury Note, 3.38%, 06/30/13	2,000	2,105
U.S. Treasury Note, 3.38%, 07/31/13	800	842
U.S. Treasury Note, 4.25%, 08/15/13	2,300	2,489
U.S. Treasury Note, 3.13%, 08/31/13	1,940	2,024
U.S. Treasury Note, 3.13%, 09/30/13	2,750	2,868
U.S. Treasury Note, 2.75%, 10/31/13	3,270	3,365
U.S. Treasury Note, 4.25%, 11/15/13	1,800	1,950
U.S. Treasury Note, 2.00%, 11/30/13	670	671
U.S. Treasury Note, 1.50%, 12/31/13	1,200	1,178
U.S. Treasury Note, 1.75%, 01/31/14	515	509
U.S. Treasury Note, 4.00%, 02/15/14	2,480	2,665
U.S. Treasury Note, 1.88%, 02/28/14	2,500	2,479
U.S. Treasury Note, 1.75%, 03/31/14	2,050	2,019
U.S. Treasury Note, 1.88%, 04/30/14	2,500	2,470
U.S. Treasury Note, 4.75%, 05/15/14	1,500	1,656
U.S. Treasury Note, 2.25%, 05/31/14	2,300	2,303
U.S. Treasury Note, 2.63%, 06/30/14	2,500	2,537
U.S. Treasury Note, 2.63%, 07/31/14	2,900	2,940
U.S. Treasury Note, 4.25%, 08/15/14 (e)	2,000	2,169
U.S. Treasury Note, 2.38%, 08/31/14	3,000	3,007
U.S. Treasury Note, 2.38%, 09/30/14	3,000	3,001
U.S. Treasury Note, 2.38%, 10/31/14	2,100	2,097
U.S. Treasury Note, 4.25%, 11/15/14	1,090	1,181
U.S. Treasury Note, 2.13%, 11/30/14 (e)	2,500	2,467
U.S. Treasury Note, 2.63%, 12/31/14	2,600	2,619
U.S. Treasury Note, 2.25%, 01/31/15 (e)	2,500	2,473
U.S. Treasury Note, 4.00%, 02/15/15	1,750	1,874
U.S. Treasury Note, 2.38%, 02/28/15	2,500	2,483
U.S. Treasury Note, 4.13%, 05/15/15	1,140	1,226
U.S. Treasury Note, 4.25%, 08/15/15	4,320	4,664
U.S. Treasury Note, 4.50%, 11/15/15	12,665	13,838
U.S. Treasury Note, 4.50%, 02/15/16	1,480	1,612
U.S. Treasury Note, 5.13%, 05/15/16	860	965
U.S. Treasury Note, 3.25%, 05/31/16	1,485	1,504
U.S. Treasury Note, 3.25%, 07/31/16	1,000	1,010
U.S. Treasury Note, 4.88%, 08/15/16	920	1,020
U.S. Treasury Note, 3.00%, 08/31/16	1,000	993
U.S. Treasury Note, 3.00%, 09/30/16	1,500	1,486
U.S. Treasury Note, 3.13%, 10/31/16	1,500	1,495
U.S. Treasury Note, 4.63%, 11/15/16	450	491
U.S. Treasury Note, 2.75%, 11/30/16	1,000	972
U.S. Treasury Note, 3.25%, 12/31/16	4,000	4,005
U.S. Treasury Note, 3.13%, 01/31/17	2,000	1,986
U.S. Treasury Note, 4.63%, 02/15/17	1,000	1,090
U.S. Treasury Note, 3.00%, 02/28/17	2,000	1,969
U.S. Treasury Note, 4.50%, 05/15/17	1,800	1,943
U.S. Treasury Note, 4.75%, 08/15/17	290	316
U.S. Treasury Note, 4.25%, 11/15/17 (e)	330	349
U.S. Treasury Note, 3.50%, 02/15/18	1,340	1,344
U.S. Treasury Note, 3.88%, 05/15/18	2,000	2,050
U.S. Treasury Note, 4.00%, 08/15/18	2,200	2,266
U.S. Treasury Note, 3.75%, 11/15/18	4,250	4,282
U.S. Treasury Note, 2.75%, 02/15/19	2,730	2,534
U.S. Treasury Note, 3.13%, 05/15/19	3,500	3,333
U.S. Treasury Note, 3.63%, 08/15/19	1,950	1,926
U.S. Treasury Note, 3.38%, 11/15/19	1,400	1,351
U.S. Treasury Note, 3.63%, 02/15/20 (e)	2,500	2,457
		276,126
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 42.3%
Federal Home Loan Bank - 1.9%
Federal Home Loan Bank, 3.38%, 06/24/11	2,000	2,061
Federal Home Loan Bank, 3.63%, 07/01/11 (e)	2,100	2,178
Federal Home Loan Bank, 1.63%, 07/27/11	2,000	2,022
Federal Home Loan Bank, 5.38%, 08/19/11	500	530
Federal Home Loan Bank, 4.88%, 11/18/11	1,000	1,063
Federal Home Loan Bank, 1.40%, 01/12/12	400	400
Federal Home Loan Bank, 1.30%, 04/05/12	600	599
Federal Home Loan Bank, 1.35%, 04/09/12, TBA (g)	600	599
Federal Home Loan Bank, 5.75%, 05/15/12 (e)	1,125	1,231
Federal Home Loan Bank, 4.50%, 11/15/12	400	430
Federal Home Loan Bank, 1.50%, 01/16/13 (e)	1,000	998
Federal Home Loan Bank, 3.88%, 06/14/13 (e)	1,600	1,697
Federal Home Loan Bank, 4.50%, 09/16/13 (e)	1,000	1,081
Federal Home Loan Bank, 3.63%, 10/18/13 (e)	1,000	1,056
Federal Home Loan Bank, 5.25%, 06/18/14 (e)	1,090	1,212
Federal Home Loan Bank, 4.75%, 12/16/16	300	321
Federal Home Loan Bank, 5.50%, 07/15/36	100	102
		17,580
Federal Home Loan Mortgage Corp. - 13.4%
Federal Home Loan Mortgage Corp., 5.63%, 03/15/11	1,000	1,048
Federal Home Loan Mortgage Corp., 5.13%, 04/18/11	1,260	1,319
Federal Home Loan Mortgage Corp., 1.75%, 04/20/11	250	250
Federal Home Loan Mortgage Corp., 6.00%, 06/15/11 (e)	1,800	1,916
Federal Home Loan Mortgage Corp., 1.63%, 08/11/11	200	200
Federal Home Loan Mortgage Corp., 1.50%, 08/24/11	800	803
Federal Home Loan Mortgage Corp., 5.50%, 09/15/11	500	534
Federal Home Loan Mortgage Corp., 1.00%, 12/22/11	250	249
Federal Home Loan Mortgage Corp., 5.75%, 01/15/12	1,150	1,244
Federal Home Loan Mortgage Corp., 1.25%, 01/19/12	400	399
Federal Home Loan Mortgage Corp., 1.30%, 03/30/12	150	149
Federal Home Loan Mortgage Corp., 5.13%, 07/15/12	978	1,061
Federal Home Loan Mortgage Corp., 4.63%, 10/25/12	300	323
Federal Home Loan Mortgage Corp., 4.50%, 01/15/13	865	931
Federal Home Loan Mortgage Corp., 1.80%, 02/25/13	600	598
Federal Home Loan Mortgage Corp., 2.00%, 03/29/13	500	499
Federal Home Loan Mortgage Corp., 3.50%, 05/29/13	2,400	2,520
Federal Home Loan Mortgage Corp., 4.50%, 07/15/13 (e)	2,300	2,487
Federal Home Loan Mortgage Corp., 2.13%, 08/26/13	300	300
Federal Home Loan Mortgage Corp., 4.88%, 11/15/13 (e)	500	549
Federal Home Loan Mortgage Corp., 2.20%, 12/17/13	150	149
Federal Home Loan Mortgage Corp., 4.50%, 04/02/14	100	108
Federal Home Loan Mortgage Corp., 6.50%, 06/01/14	44	47
Federal Home Loan Mortgage Corp., 5.05%, 01/26/15	100	110
Federal Home Loan Mortgage Corp., 3.13%, 03/16/15	50	50
Federal Home Loan Mortgage Corp., 3.05%, 04/09/15, TBA (g)	250	249
Federal Home Loan Mortgage Corp., 4.38%, 07/17/15	300	322
Federal Home Loan Mortgage Corp., 7.00%, 08/01/15	17	18
Federal Home Loan Mortgage Corp., 7.00%, 11/01/15	-	-
Federal Home Loan Mortgage Corp., 4.75%, 01/19/16	3,100	3,361
Federal Home Loan Mortgage Corp., 5.13%, 10/18/16 (e)	620	681
Federal Home Loan Mortgage Corp., 7.00%, 11/02/16	39	42
Federal Home Loan Mortgage Corp., 6.00%, 12/01/16	26	28
Federal Home Loan Mortgage Corp., 4.50%, 01/01/18	27	29
Federal Home Loan Mortgage Corp., 5.50%, 04/01/18	15	16
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	330	345
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	311	327
Federal Home Loan Mortgage Corp., 4.50%, 12/01/18	554	581
Federal Home Loan Mortgage Corp., 6.00%, 02/01/19	124	134
Federal Home Loan Mortgage Corp., 3.75%, 03/27/19 (e)	2,000	1,951
Federal Home Loan Mortgage Corp., 4.00%, 05/01/19	33	34
Federal Home Loan Mortgage Corp., 5.00%, 07/01/19	72	76
Federal Home Loan Mortgage Corp., 5.10%, 08/19/19	800	810
Federal Home Loan Mortgage Corp., 5.00%, 05/01/20, TBA (g)	1,000	1,056
Federal Home Loan Mortgage Corp., 4.00%, 09/01/20	179	183
Federal Home Loan Mortgage Corp., 4.50%, 09/01/20	407	427
Federal Home Loan Mortgage Corp., 5.00%, 10/01/20	432	460
Federal Home Loan Mortgage Corp., 5.50%, 11/01/20	488	526
Federal Home Loan Mortgage Corp., 4.00%, 12/01/20	471	480
Federal Home Loan Mortgage Corp., 5.50%, 12/01/20	36	39
Federal Home Loan Mortgage Corp., 5.00%, 02/01/21	48	51
Federal Home Loan Mortgage Corp., 6.00%, 07/21/21	122	132
Federal Home Loan Mortgage Corp., 5.00%, 07/01/22	401	424
Federal Home Loan Mortgage Corp., 4.50%, 09/01/22	597	621
Federal Home Loan Mortgage Corp., 5.00%, 09/01/22	384	406
Federal Home Loan Mortgage Corp., 5.00%, 11/01/22	861	910
Federal Home Loan Mortgage Corp., 5.00%, 03/01/23	561	593
Federal Home Loan Mortgage Corp., 5.00%, 03/01/23	169	179
Federal Home Loan Mortgage Corp., 4.50%, 05/01/23	5	6
Federal Home Loan Mortgage Corp., 5.00%, 05/01/23	328	347
Federal Home Loan Mortgage Corp., 4.50%, 07/01/23	459	477
Federal Home Loan Mortgage Corp., 5.50%, 08/01/23	838	898
Federal Home Loan Mortgage Corp., 5.50%, 10/01/23	126	135
Federal Home Loan Mortgage Corp., 5.50%, 10/01/23	339	363
Federal Home Loan Mortgage Corp., 6.00%, 01/01/24	723	782
Federal Home Loan Mortgage Corp., 4.50%, 05/01/24	221	230
Federal Home Loan Mortgage Corp., 4.00%, 07/01/24	477	485
Federal Home Loan Mortgage Corp., 4.50%, 07/01/24	975	1,013
Federal Home Loan Mortgage Corp., 4.50%, 07/01/24	431	448
Federal Home Loan Mortgage Corp., 4.00%, 08/01/24	268	273
Federal Home Loan Mortgage Corp., 4.00%, 09/01/24	567	576
Federal Home Loan Mortgage Corp., 4.50%, 10/01/24	282	292
Federal Home Loan Mortgage Corp., 4.50%, 10/01/24	195	202
Federal Home Loan Mortgage Corp., 4.50%, 10/01/24	695	722
Federal Home Loan Mortgage Corp., 4.00%, 11/01/24	575	584
Federal Home Loan Mortgage Corp., 4.50%, 11/01/24	34	35
Federal Home Loan Mortgage Corp., 4.50%, 11/01/24	100	104
Federal Home Loan Mortgage Corp., 4.00%, 12/01/24	74	75
Federal Home Loan Mortgage Corp., 4.00%, 01/01/25	641	651
Federal Home Loan Mortgage Corp., 4.00%, 02/01/25	700	711
Federal Home Loan Mortgage Corp., 4.50%, 07/01/25	171	178
Federal Home Loan Mortgage Corp., 4.50%, 10/01/25	243	253
Federal Home Loan Mortgage Corp., 5.00%, 03/01/26	113	118
Federal Home Loan Mortgage Corp., 6.00%, 09/01/26	450	483
Federal Home Loan Mortgage Corp., 6.50%, 07/01/28	144	158
Federal Home Loan Mortgage Corp., 5.50%, 11/01/28	716	760
Federal Home Loan Mortgage Corp., 6.50%, 12/01/28	46	51
Federal Home Loan Mortgage Corp., 6.00%, 02/01/29	8	8
Federal Home Loan Mortgage Corp., 6.00%, 04/01/29	13	14
Federal Home Loan Mortgage Corp., 6.00%, 04/01/29	12	13
Federal Home Loan Mortgage Corp., 6.50%, 05/01/29	16	18
Federal Home Loan Mortgage Corp., 6.00%, 07/01/29	17	19
Federal Home Loan Mortgage Corp., 6.75%, 09/15/29	60	72
Federal Home Loan Mortgage Corp., 6.50%, 03/01/31	19	21
Federal Home Loan Mortgage Corp., 6.75%, 03/15/31	120	146
Federal Home Loan Mortgage Corp., 6.00%, 05/01/31	60	65
Federal Home Loan Mortgage Corp., 7.00%, 06/01/31	9	10
Federal Home Loan Mortgage Corp., 7.50%, 11/01/31	90	103
Federal Home Loan Mortgage Corp., 6.00%, 01/01/32	6	6
Federal Home Loan Mortgage Corp., 6.00%, 02/01/32	54	59
Federal Home Loan Mortgage Corp., 7.50%, 04/01/32	142	162
Federal Home Loan Mortgage Corp., 6.00%, 06/01/32	5	5
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	300	347
Federal Home Loan Mortgage Corp., 5.50%, 10/01/32	562	597
Federal Home Loan Mortgage Corp., 6.00%, 11/01/32	43	47
Federal Home Loan Mortgage Corp., 6.00%, 12/01/32	6	6
Federal Home Loan Mortgage Corp., 6.00%, 03/01/33	4	4
Federal Home Loan Mortgage Corp., 5.50%, 04/01/33	81	86
Federal Home Loan Mortgage Corp., 5.50%, 04/01/33	140	148
Federal Home Loan Mortgage Corp., 6.00%, 04/01/33	4	5
Federal Home Loan Mortgage Corp., 6.00%, 05/01/33	30	32
Federal Home Loan Mortgage Corp., 6.00%, 05/01/33	12	13
Federal Home Loan Mortgage Corp., 5.50%, 08/01/33	173	183
Federal Home Loan Mortgage Corp., 5.00%, 09/01/33	1,675	1,742
Federal Home Loan Mortgage Corp., 4.50%, 10/01/33	6	6
Federal Home Loan Mortgage Corp., 5.50%, 10/01/33	818	868
Federal Home Loan Mortgage Corp., 6.00%, 10/01/33	32	35
Federal Home Loan Mortgage Corp., 5.50%, 11/01/33	347	368
Federal Home Loan Mortgage Corp., 5.50%, 12/01/33	234	248
Federal Home Loan Mortgage Corp., 5.50%, 12/01/33	32	33
Federal Home Loan Mortgage Corp., 5.50%, 03/01/34	101	107
Federal Home Loan Mortgage Corp., 5.00%, 05/01/34	523	543
Federal Home Loan Mortgage Corp., 5.00%, 05/01/34	87	90
Federal Home Loan Mortgage Corp., 6.00%, 07/01/34	173	188
Federal Home Loan Mortgage Corp., 6.50%, 12/01/34	370	407
Federal Home Loan Mortgage Corp., 5.00%, 02/01/35	182	189
Federal Home Loan Mortgage Corp., 5.50%, 04/01/35	328	348
Federal Home Loan Mortgage Corp., 5.50%, 04/01/35, TBA (g)	1,000	1,056
Federal Home Loan Mortgage Corp., 5.50%, 05/01/35	212	225
Federal Home Loan Mortgage Corp., 6.00%, 05/01/35, TBA (g)	2,000	2,139
Federal Home Loan Mortgage Corp., 5.00%, 06/01/35	283	293
Federal Home Loan Mortgage Corp., 6.50%, 06/01/35	5	6
Federal Home Loan Mortgage Corp., 5.00%, 07/01/35	742	768
Federal Home Loan Mortgage Corp., 6.50%, 07/01/35	8	9
Federal Home Loan Mortgage Corp., 5.00%, 11/01/35	1,662	1,721
Federal Home Loan Mortgage Corp., 5.50%, 11/01/35	549	582
Federal Home Loan Mortgage Corp., 4.37%, 12/01/35 (i)	816	858
Federal Home Loan Mortgage Corp., 4.50%, 12/01/35	305	308
Federal Home Loan Mortgage Corp., 5.50%, 12/01/35	1,421	1,504
Federal Home Loan Mortgage Corp., 6.00%, 12/01/35	772	834
Federal Home Loan Mortgage Corp., 6.00%, 12/01/35	470	507
Federal Home Loan Mortgage Corp., 4.50%, 01/01/36	320	323
Federal Home Loan Mortgage Corp., 5.50%, 02/01/36	189	200
Federal Home Loan Mortgage Corp., 6.00%, 02/01/36	363	391
Federal Home Loan Mortgage Corp., 5.00%, 03/01/36	45	47
Federal Home Loan Mortgage Corp., 5.50%, 03/01/36	19	20
Federal Home Loan Mortgage Corp., 5.00%, 04/01/36	189	195
Federal Home Loan Mortgage Corp., 5.00%, 04/01/36	628	650
Federal Home Loan Mortgage Corp., 4.50%, 08/01/36	410	412
Federal Home Loan Mortgage Corp., 6.50%, 08/01/36	329	358
Federal Home Loan Mortgage Corp., 6.00%, 09/01/36	70	75
Federal Home Loan Mortgage Corp., 6.00%, 09/01/36	425	457
Federal Home Loan Mortgage Corp., 6.50%, 09/01/36	254	277
Federal Home Loan Mortgage Corp., 7.00%, 11/01/36	41	45
Federal Home Loan Mortgage Corp., 5.50%, 12/01/36	818	865
Federal Home Loan Mortgage Corp., 5.50%, 12/01/36	1,051	1,112
Federal Home Loan Mortgage Corp., 5.85%, 01/01/37 (i)	90	95
Federal Home Loan Mortgage Corp., 6.03%, 01/01/37 (i)	370	396
Federal Home Loan Mortgage Corp., 5.50%, 02/01/37	278	294
Federal Home Loan Mortgage Corp., 5.63%, 02/01/37 (i)	387	411
Federal Home Loan Mortgage Corp., 6.00%, 02/01/37	490	527
Federal Home Loan Mortgage Corp., 6.50%, 03/01/37	350	381
Federal Home Loan Mortgage Corp., 6.00%, 04/16/37	100	102
Federal Home Loan Mortgage Corp., 5.50%, 05/01/37	1,176	1,243
Federal Home Loan Mortgage Corp., 6.00%, 05/01/37	1,553	1,670
Federal Home Loan Mortgage Corp., 5.00%, 08/01/37	212	220
Federal Home Loan Mortgage Corp., 6.00%, 08/01/37	753	809
Federal Home Loan Mortgage Corp., 7.00%, 08/01/37	358	397
Federal Home Loan Mortgage Corp., 6.50%, 09/01/37	203	221
Federal Home Loan Mortgage Corp., 6.50%, 09/01/37	265	289
Federal Home Loan Mortgage Corp., 6.50%, 09/01/37	340	370
Federal Home Loan Mortgage Corp., 5.50%, 01/01/38	75	79
Federal Home Loan Mortgage Corp., 6.00%, 03/01/38	43	46
Federal Home Loan Mortgage Corp., 6.50%, 03/01/38	220	239
Federal Home Loan Mortgage Corp., 5.00%, 04/01/38	469	485
Federal Home Loan Mortgage Corp., 6.00%, 04/01/38, TBA (g)	900	967
Federal Home Loan Mortgage Corp., 5.50%, 05/01/38	682	721
Federal Home Loan Mortgage Corp., 6.00%, 05/01/38	500	537
Federal Home Loan Mortgage Corp., 5.50%, 06/01/38	932	985
Federal Home Loan Mortgage Corp., 5.50%, 06/01/38	302	319
Federal Home Loan Mortgage Corp., 5.50%, 06/01/38	1,792	1,895
Federal Home Loan Mortgage Corp., 6.00%, 06/01/38	866	944
Federal Home Loan Mortgage Corp., 6.00%, 08/01/38	647	695
Federal Home Loan Mortgage Corp., 5.50%, 09/01/38	746	789
Federal Home Loan Mortgage Corp., 6.00%, 09/01/38	728	782
Federal Home Loan Mortgage Corp., 6.00%, 09/01/38	643	691
Federal Home Loan Mortgage Corp., 6.00%, 09/01/38	713	766
Federal Home Loan Mortgage Corp., 6.00%, 10/01/38	25	26
Federal Home Loan Mortgage Corp., 5.50%, 11/01/38	144	152
Federal Home Loan Mortgage Corp., 6.00%, 11/01/38	743	798
Federal Home Loan Mortgage Corp., 5.50%, 12/01/38	463	489
Federal Home Loan Mortgage Corp., 5.50%, 12/01/38	806	852
Federal Home Loan Mortgage Corp., 6.00%, 12/01/38	367	394
Federal Home Loan Mortgage Corp., 6.50%, 12/01/38	900	979
Federal Home Loan Mortgage Corp., 4.50%, 01/01/39	107	107
Federal Home Loan Mortgage Corp., 4.50%, 01/01/39	429	430
Federal Home Loan Mortgage Corp., 5.00%, 01/01/39	800	827
Federal Home Loan Mortgage Corp., 5.00%, 01/01/39	2,682	2,773
Federal Home Loan Mortgage Corp., 6.00%, 02/01/39	261	280
Federal Home Loan Mortgage Corp., 6.00%, 02/01/39	461	495
Federal Home Loan Mortgage Corp., 6.50%, 03/01/39	407	443
Federal Home Loan Mortgage Corp., 4.50%, 04/01/39	1,809	1,815
Federal Home Loan Mortgage Corp., 5.00%, 04/01/39	416	430
Federal Home Loan Mortgage Corp., 5.00%, 05/01/39	306	316
Federal Home Loan Mortgage Corp., 4.00%, 06/01/39	974	945
Federal Home Loan Mortgage Corp., 4.50%, 06/01/39	388	390
Federal Home Loan Mortgage Corp., 5.00%, 06/01/39	611	632
Federal Home Loan Mortgage Corp., 4.00%, 07/01/39	682	662
Federal Home Loan Mortgage Corp., 4.00%, 07/01/39	983	954
Federal Home Loan Mortgage Corp., 4.50%, 07/01/39	1,559	1,564
Federal Home Loan Mortgage Corp., 5.00%, 07/01/39	755	780
Federal Home Loan Mortgage Corp., 5.00%, 08/01/39	398	411
Federal Home Loan Mortgage Corp., 4.50%, 09/01/39	1,176	1,180
Federal Home Loan Mortgage Corp., 4.50%, 09/01/39	1,954	1,960
Federal Home Loan Mortgage Corp., 4.50%, 10/01/39	993	997
Federal Home Loan Mortgage Corp., 5.00%, 10/01/39	959	992
Federal Home Loan Mortgage Corp., 5.50%, 10/01/39	1,863	1,970
Federal Home Loan Mortgage Corp., 4.50%, 11/01/39	494	496
Federal Home Loan Mortgage Corp., 6.00%, 11/01/39	499	536
Federal Home Loan Mortgage Corp., 4.00%, 12/01/39	995	966
Federal Home Loan Mortgage Corp., 4.00%, 12/01/39	498	483
Federal Home Loan Mortgage Corp., 4.00%, 12/01/39	795	772
Federal Home Loan Mortgage Corp., 4.50%, 12/01/39	1,494	1,499
Federal Home Loan Mortgage Corp., 5.00%, 12/01/39	1,992	2,059
Federal Home Loan Mortgage Corp., 5.00%, 12/01/39	1,992	2,059
Federal Home Loan Mortgage Corp., 4.50%, 01/01/40	1,994	2,001
Federal Home Loan Mortgage Corp., 4.50%, 02/01/40	1,600	1,606
Federal Home Loan Mortgage Corp., 4.50%, 02/01/40	998	1,002
Federal Home Loan Mortgage Corp., 5.00%, 02/01/40	1,398	1,446
		126,675
Federal National Mortgage Association - 21.6%
Federal National Mortgage Association, 5.50%, 03/15/11	1,300	1,361
Federal National Mortgage Association, 2.75%, 04/11/11	2,000	2,044
Federal National Mortgage Association, 5.13%, 04/15/11	500	524
Federal National Mortgage Association, 6.00%, 05/15/11	1,000	1,060
Federal National Mortgage Association, 3.38%, 05/19/11	2,000	2,063
Federal National Mortgage Association, 1.00%, 11/23/11	1,000	1,001
Federal National Mortgage Association, 1.25%, 12/30/11	600	599
Federal National Mortgage Association, 2.00%, 01/09/12	800	814
Federal National Mortgage Association, 5.00%, 02/16/12	750	803
Federal National Mortgage Association, 6.13%, 03/15/12 (e)	1,000	1,095
Federal National Mortgage Association, 1.13%, 03/22/12	150	149
Federal National Mortgage Association, 1.25%, 04/05/12	250	249
Federal National Mortgage Association, 1.75%, 08/10/12	2,500	2,517
Federal National Mortgage Association, 2.00%, 01/15/13	400	401
Federal National Mortgage Association, 2.00%, 02/19/13	200	200
Federal National Mortgage Association, 1.80%, 03/25/13	250	250
Federal National Mortgage Association, 5.50%, 01/01/14	20	22
Federal National Mortgage Association, 2.50%, 05/15/14	675	679
Federal National Mortgage Association, 3.30%, 07/30/14	1,000	1,007
Federal National Mortgage Association, 4.63%, 10/15/14	550	597
Federal National Mortgage Association, 5.00%, 04/15/15	500	551
Federal National Mortgage Association, 4.38%, 10/15/15	390	416
Federal National Mortgage Association, 6.50%, 02/01/16	6	7
Federal National Mortgage Association, 5.00%, 03/15/16 (e)	400	438
Federal National Mortgage Association, 5.50%, 04/01/16	6	7
Federal National Mortgage Association, 6.00%, 06/01/16	44	47
Federal National Mortgage Association, 6.50%, 09/01/16	8	9
Federal National Mortgage Association, 6.00%, 10/01/16	92	99
Federal National Mortgage Association, 6.50%, 10/01/16	15	16
Federal National Mortgage Association, 6.50%, 12/01/16	1	1
Federal National Mortgage Association, 4.88%, 12/15/16	500	539
Federal National Mortgage Association, 5.50%, 01/01/17	152	163
Federal National Mortgage Association, 5.50%, 01/01/17	80	86
Federal National Mortgage Association, 5.00%, 02/13/17	1,500	1,634
Federal National Mortgage Association, 5.50%, 03/01/17	17	19
Federal National Mortgage Association, 0.00%, 06/01/17 (j)	1,250	929
Federal National Mortgage Association, 5.50%, 09/01/17	284	306
Federal National Mortgage Association, 5.00%, 10/01/17	26	28
Federal National Mortgage Association, 5.50%, 11/01/17	33	35
Federal National Mortgage Association, 5.00%, 01/01/18	120	128
Federal National Mortgage Association, 5.50%, 01/01/18	55	59
Federal National Mortgage Association, 5.00%, 02/01/18	1,002	1,070
Federal National Mortgage Association, 5.50%, 02/01/18	104	112
Federal National Mortgage Association, 4.50%, 03/01/18	406	428
Federal National Mortgage Association, 5.00%, 03/01/18	53	56
Federal National Mortgage Association, 5.00%, 05/01/18	17	18
Federal National Mortgage Association, 5.00%, 06/01/18	36	39
Federal National Mortgage Association, 4.00%, 07/01/18	233	242
Federal National Mortgage Association, 5.00%, 07/01/18	49	52
Federal National Mortgage Association, 5.00%, 07/01/18	76	80
Federal National Mortgage Association, 4.00%, 08/01/18	171	178
Federal National Mortgage Association, 5.00%, 08/01/18	31	33
Federal National Mortgage Association, 4.00%, 10/01/18	73	76
Federal National Mortgage Association, 4.50%, 11/01/18	514	541
Federal National Mortgage Association, 4.50%, 11/01/18	217	228
Federal National Mortgage Association, 5.00%, 11/01/18	693	740
Federal National Mortgage Association, 5.50%, 12/01/18	87	94
Federal National Mortgage Association, 5.50%, 03/01/19	20	22
Federal National Mortgage Association, 5.50%, 10/01/19	62	67
Federal National Mortgage Association, 4.50%, 07/01/20	455	479
Federal National Mortgage Association, 5.50%, 07/01/20	296	319
Federal National Mortgage Association, 5.00%, 11/01/20	208	222
Federal National Mortgage Association, 5.50%, 01/01/21	481	518
Federal National Mortgage Association, 4.50%, 03/01/21	95	99
Federal National Mortgage Association, 5.00%, 11/01/21	481	513
Federal National Mortgage Association, 5.50%, 01/01/22	84	90
Federal National Mortgage Association, 4.50%, 02/01/22	299	311
Federal National Mortgage Association, 5.00%, 03/01/22	315	333
Federal National Mortgage Association, 5.00%, 03/01/22	185	195
Federal National Mortgage Association, 5.38%, 04/11/22	50	53
Federal National Mortgage Association, 6.00%, 06/01/22	471	508
Federal National Mortgage Association, 5.00%, 10/01/22	326	344
Federal National Mortgage Association, 4.50%, 02/01/23	245	254
Federal National Mortgage Association, 4.50%, 04/01/23	594	617
Federal National Mortgage Association, 5.00%, 06/01/23	443	467
Federal National Mortgage Association, 5.50%, 07/01/23	26	28
Federal National Mortgage Association, 5.00%, 09/01/23	24	25
Federal National Mortgage Association, 5.00%, 11/01/23	439	463
Federal National Mortgage Association, 5.50%, 12/01/23	204	217
Federal National Mortgage Association, 4.50%, 01/01/24	328	341
Federal National Mortgage Association, 5.00%, 03/01/24	541	571
Federal National Mortgage Association, 4.00%, 04/01/24	279	283
Federal National Mortgage Association, 4.50%, 04/01/24	350	364
Federal National Mortgage Association, 4.00%, 05/01/24	662	673
Federal National Mortgage Association, 4.50%, 05/01/24	483	502
Federal National Mortgage Association, 4.00%, 06/01/24	488	496
Federal National Mortgage Association, 4.00%, 06/01/24	467	474
Federal National Mortgage Association, 4.00%, 06/01/24	374	380
Federal National Mortgage Association, 4.50%, 06/01/24	583	605
Federal National Mortgage Association, 4.50%, 06/01/24	51	53
Federal National Mortgage Association, 4.00%, 07/01/24	375	382
Federal National Mortgage Association, 4.50%, 07/01/24	971	1,009
Federal National Mortgage Association, 4.00%, 09/01/24	989	1,005
Federal National Mortgage Association, 4.50%, 12/01/24	493	512
Federal National Mortgage Association, 4.00%, 01/01/25	498	506
Federal National Mortgage Association, 4.50%, 02/01/25	500	519
Federal National Mortgage Association, 4.50%, 04/01/25	500	519
Federal National Mortgage Association, 5.00%, 05/01/26	586	609
Federal National Mortgage Association, 5.50%, 05/01/26	612	648
Federal National Mortgage Association, 6.00%, 09/01/26	127	136
Federal National Mortgage Association, 5.00%, 12/01/26	291	303
Federal National Mortgage Association, 5.95%, 06/07/27	100	106
Federal National Mortgage Association, 6.25%, 05/15/29	225	254
Federal National Mortgage Association, 4.50%, 06/01/29	189	193
Federal National Mortgage Association, 5.00%, 06/01/29	1,221	1,270
Federal National Mortgage Association, 4.50%, 07/01/29	96	97
Federal National Mortgage Association, 5.00%, 09/01/29	954	992
Federal National Mortgage Association, 7.13%, 01/15/30	570	716
Federal National Mortgage Association, 4.50%, 02/01/30	1,491	1,524
Federal National Mortgage Association, 7.25%, 05/15/30	540	686
Federal National Mortgage Association, 6.63%, 11/15/30	290	347
Federal National Mortgage Association, 7.00%, 02/01/31	61	68
Federal National Mortgage Association, 6.00%, 04/01/31	37	41
Federal National Mortgage Association, 6.00%, 11/01/31	2	2
Federal National Mortgage Association, 5.50%, 01/01/32	143	152
Federal National Mortgage Association, 6.00%, 06/01/32	28	31
Federal National Mortgage Association, 6.50%, 07/01/32	49	54
Federal National Mortgage Association, 7.00%, 07/01/32	21	24
Federal National Mortgage Association, 6.00%, 02/01/33	144	157
Federal National Mortgage Association, 5.50%, 05/01/33	1,332	1,414
Federal National Mortgage Association, 5.50%, 06/01/33	1,253	1,330
Federal National Mortgage Association, 5.00%, 09/01/33	1,479	1,534
Federal National Mortgage Association, 5.50%, 10/01/33	1,242	1,318
Federal National Mortgage Association, 4.50%, 11/01/33	421	427
Federal National Mortgage Association, 4.50%, 11/01/33	287	291
Federal National Mortgage Association, 5.00%, 11/01/33	1,214	1,260
Federal National Mortgage Association, 5.50%, 11/01/33	261	277
Federal National Mortgage Association, 6.00%, 11/01/33	24	26
Federal National Mortgage Association, 6.00%, 12/01/33	754	819
Federal National Mortgage Association, 6.00%, 12/01/33	41	44
Federal National Mortgage Association, 6.00%, 12/01/33	298	323
Federal National Mortgage Association, 5.50%, 01/01/34	114	121
Federal National Mortgage Association, 5.00%, 03/01/34	1,866	1,937
Federal National Mortgage Association, 5.00%, 04/01/34	124	128
Federal National Mortgage Association, 5.00%, 04/01/34	229	237
Federal National Mortgage Association, 5.00%, 05/01/34	662	686
Federal National Mortgage Association, 5.00%, 06/01/34	157	163
Federal National Mortgage Association, 5.50%, 07/01/34	697	739
Federal National Mortgage Association, 6.50%, 07/01/34	375	412
Federal National Mortgage Association, 6.00%, 08/01/34	305	329
Federal National Mortgage Association, 5.50%, 09/01/34	174	184
Federal National Mortgage Association, 5.50%, 12/01/34	771	817
Federal National Mortgage Association, 5.50%, 01/01/35	1,828	1,936
Federal National Mortgage Association, 5.50%, 02/01/35	2,124	2,250
Federal National Mortgage Association, 4.50%, 04/01/35	161	162
Federal National Mortgage Association, 5.00%, 04/01/35	213	221
Federal National Mortgage Association, 6.50%, 04/01/35	209	228
Federal National Mortgage Association, 2.89%, 05/01/35 (i)	77	79
Federal National Mortgage Association, 4.50%, 05/01/35 (i)	302	312
Federal National Mortgage Association, 5.00%, 07/01/35	2,933	3,034
Federal National Mortgage Association, 5.50%, 08/01/35	90	95
Federal National Mortgage Association, 5.50%, 08/01/35	514	545
Federal National Mortgage Association, 4.50%, 10/01/35	263	265
Federal National Mortgage Association, 4.50%, 10/01/35	65	65
Federal National Mortgage Association, 4.86%, 10/01/35 (i)	463	483
Federal National Mortgage Association, 6.00%, 10/01/35	1,450	1,552
Federal National Mortgage Association, 5.00%, 11/01/35	1,326	1,371
Federal National Mortgage Association, 5.00%, 11/01/35	141	145
Federal National Mortgage Association, 5.00%, 11/01/35	709	733
Federal National Mortgage Association, 5.50%, 12/01/35	280	296
Federal National Mortgage Association, 5.50%, 12/01/35	321	340
Federal National Mortgage Association, 7.00%, 12/01/35	6	6
Federal National Mortgage Association, 7.00%, 02/01/36	166	184
Federal National Mortgage Association, 5.50%, 03/01/36	569	600
Federal National Mortgage Association, 5.50%, 03/01/36	14	15
Federal National Mortgage Association, 5.00%, 04/12/36, TBA (g)	10,500	10,831
Federal National Mortgage Association, 5.50%, 04/12/36, TBA (g)	5,200	5,480
Federal National Mortgage Association, 5.50%, 05/01/36	13	14
Federal National Mortgage Association, 5.50%, 06/01/36	384	405
Federal National Mortgage Association, 6.00%, 06/01/36	510	544
Federal National Mortgage Association, 6.50%, 08/01/36	440	478
Federal National Mortgage Association, 7.00%, 09/01/36	176	195
Federal National Mortgage Association, 6.00%, 10/01/36	561	599
Federal National Mortgage Association, 6.50%, 10/01/36	1,229	1,336
Federal National Mortgage Association, 5.00%, 11/01/36	318	328
Federal National Mortgage Association, 5.50%, 11/01/36	238	252
Federal National Mortgage Association, 5.50%, 11/01/36	681	719
Federal National Mortgage Association, 6.00%, 11/01/36	786	839
Federal National Mortgage Association, 3.44%, 12/01/36 (i)	415	432
Federal National Mortgage Association, 6.00%, 12/01/36	754	805
Federal National Mortgage Association, 6.50%, 12/01/36	245	266
Federal National Mortgage Association, 5.50%, 01/01/37	98	103
Federal National Mortgage Association, 6.50%, 01/01/37	496	539
Federal National Mortgage Association, 6.50%, 01/01/37	462	502
Federal National Mortgage Association, 5.44%, 02/01/37 (i)	60	63
Federal National Mortgage Association, 5.50%, 02/01/37	586	619
Federal National Mortgage Association, 5.50%, 02/01/37	167	177
Federal National Mortgage Association, 5.55%, 02/01/37 (i)	732	765
Federal National Mortgage Association, 5.64%, 02/01/37 (i)	466	488
Federal National Mortgage Association, 6.00%, 02/01/37	547	581
Federal National Mortgage Association, 6.50%, 02/01/37	156	170
Federal National Mortgage Association, 5.50%, 03/01/37	195	206
Federal National Mortgage Association, 7.00%, 03/01/37	237	263
Federal National Mortgage Association, 5.00%, 04/01/37	473	489
Federal National Mortgage Association, 5.65%, 04/01/37 (i)	161	169
Federal National Mortgage Association, 5.83%, 04/01/37 (i)	1,447	1,512
Federal National Mortgage Association, 6.00%, 04/01/37	1,083	1,152
Federal National Mortgage Association, 7.00%, 04/01/37	192	213
Federal National Mortgage Association, 7.00%, 04/01/37	284	315
Federal National Mortgage Association, 5.50%, 05/01/37	326	344
Federal National Mortgage Association, 5.50%, 05/01/37	23	24
Federal National Mortgage Association, 5.50%, 05/01/37	1,021	1,077
Federal National Mortgage Association, 5.50%, 06/01/37	557	588
Federal National Mortgage Association, 6.00%, 06/01/37	805	856
Federal National Mortgage Association, 5.50%, 08/01/37	109	115
Federal National Mortgage Association, 6.00%, 08/01/37	323	344
Federal National Mortgage Association, 6.00%, 09/01/37	87	93
Federal National Mortgage Association, 5.50%, 10/01/37	263	277
Federal National Mortgage Association, 6.00%, 10/01/37	1,574	1,675
Federal National Mortgage Association, 6.50%, 10/01/37	907	984
Federal National Mortgage Association, 6.50%, 10/01/37	457	496
Federal National Mortgage Association, 5.50%, 11/01/37	482	509
Federal National Mortgage Association, 5.50%, 11/01/37	287	303
Federal National Mortgage Association, 6.00%, 11/01/37	921	980
Federal National Mortgage Association, 6.00%, 11/01/37	420	447
Federal National Mortgage Association, 7.50%, 11/01/37	91	102
Federal National Mortgage Association, 5.50%, 12/01/37	277	292
Federal National Mortgage Association, 5.50%, 12/01/37	110	116
Federal National Mortgage Association, 5.50%, 12/01/37	463	488
Federal National Mortgage Association, 5.50%, 12/01/37	267	282
Federal National Mortgage Association, 6.00%, 12/01/37	917	976
Federal National Mortgage Association, 6.00%, 12/01/37	865	920
Federal National Mortgage Association, 5.00%, 01/01/38	191	197
Federal National Mortgage Association, 5.24%, 01/01/38 (i)	1,559	1,640
Federal National Mortgage Association, 5.50%, 01/01/38	308	325
Federal National Mortgage Association, 5.50%, 01/01/38	2,049	2,162
Federal National Mortgage Association, 6.00%, 12/01/37	624	664
Federal National Mortgage Association, 5.50%, 02/01/38	353	372
Federal National Mortgage Association, 5.50%, 02/01/38	261	275
Federal National Mortgage Association, 6.00%, 02/01/38	347	369
Federal National Mortgage Association, 6.00%, 02/01/38	901	958
Federal National Mortgage Association, 6.00%, 02/01/38	499	531
Federal National Mortgage Association, 7.00%, 02/01/38	332	368
Federal National Mortgage Association, 4.50%, 03/01/38	2,376	2,385
Federal National Mortgage Association, 5.50%, 03/01/38	396	418
Federal National Mortgage Association, 5.50%, 03/01/38	603	636
Federal National Mortgage Association, 5.50%, 03/01/38	585	617
Federal National Mortgage Association, 5.99%, 03/01/38 (i)	1,000	1,051
Federal National Mortgage Association, 7.00%, 03/01/38	458	508
Federal National Mortgage Association, 5.50%, 05/01/38	453	478
Federal National Mortgage Association, 6.00%, 05/01/38	667	709
Federal National Mortgage Association, 4.50%, 06/01/38	475	477
Federal National Mortgage Association, 4.50%, 06/01/38	466	468
Federal National Mortgage Association, 5.50%, 10/14/38	46	48
Federal National Mortgage Association, 5.50%, 07/01/38	272	287
Federal National Mortgage Association, 5.50%, 07/01/38	507	534
Federal National Mortgage Association, 6.00%, 07/01/38	1,023	1,088
Federal National Mortgage Association, 5.50%, 08/01/38	380	401
Federal National Mortgage Association, 5.50%, 08/01/38	792	836
Federal National Mortgage Association, 5.50%, 08/01/38	18	19
Federal National Mortgage Association, 5.50%, 08/01/38	2,096	2,211
Federal National Mortgage Association, 6.00%, 08/01/38	703	747
Federal National Mortgage Association, 5.50%, 09/01/38	95	100
Federal National Mortgage Association, 6.00%, 09/01/38	871	927
Federal National Mortgage Association, 6.00%, 09/01/38	225	240
Federal National Mortgage Association, 6.50%, 09/01/38	226	245
Federal National Mortgage Association, 6.50%, 09/01/38	605	656
Federal National Mortgage Association, 5.50%, 10/01/38	434	458
Federal National Mortgage Association, 5.50%, 10/01/38	21	22
Federal National Mortgage Association, 5.50%, 10/01/38	282	297
Federal National Mortgage Association, 6.00%, 10/01/38	929	987
Federal National Mortgage Association, 5.50%, 11/01/38	397	419
Federal National Mortgage Association, 5.50%, 11/01/38	21	22
Federal National Mortgage Association, 5.50%, 11/01/38	756	797
Federal National Mortgage Association, 5.50%, 11/01/38	195	206
Federal National Mortgage Association, 5.50%, 11/01/38	167	177
Federal National Mortgage Association, 5.50%, 11/01/38	425	449
Federal National Mortgage Association, 5.50%, 12/01/38	172	181
Federal National Mortgage Association, 5.50%, 12/01/38	19	20
Federal National Mortgage Association, 5.50%, 12/01/38	242	255
Federal National Mortgage Association, 6.50%, 10/01/38	720	781
Federal National Mortgage Association, 4.50%, 01/01/39	855	858
Federal National Mortgage Association, 5.50%, 01/01/39	1,761	1,858
Federal National Mortgage Association, 5.50%, 01/01/39	344	363
Federal National Mortgage Association, 5.50%, 01/01/39	270	284
Federal National Mortgage Association, 6.00%, 01/01/39	723	769
Federal National Mortgage Association, 4.00%, 02/01/39	39	38
Federal National Mortgage Association, 4.50%, 02/01/39	959	962
Federal National Mortgage Association, 5.00%, 02/01/39	738	762
Federal National Mortgage Association, 5.50%, 02/01/39	814	859
Federal National Mortgage Association, 4.00%, 03/01/39	648	629
Federal National Mortgage Association, 4.50%, 03/01/39	1,412	1,417
Federal National Mortgage Association, 5.00%, 03/01/39	2,688	2,776
Federal National Mortgage Association, 4.50%, 04/01/39	954	957
Federal National Mortgage Association, 5.00%, 04/01/39	188	194
Federal National Mortgage Association, 7.00%, 04/01/39	138	153
Federal National Mortgage Association, 4.00%, 05/01/39	968	940
Federal National Mortgage Association, 4.00%, 05/01/39	30	29
Federal National Mortgage Association, 4.00%, 06/01/39	599	582
Federal National Mortgage Association, 4.50%, 06/01/39	1,380	1,385
Federal National Mortgage Association, 5.00%, 06/01/39	1,827	1,887
Federal National Mortgage Association, 4.00%, 07/01/39	688	667
Federal National Mortgage Association, 4.46%, 07/01/39 (i)	2,725	2,834
Federal National Mortgage Association, 4.50%, 07/01/39	1,991	1,998
Federal National Mortgage Association, 4.00%, 08/01/39	1,498	1,453
Federal National Mortgage Association, 4.00%, 08/01/39	1,470	1,427
Federal National Mortgage Association, 4.50%, 08/01/39	2,447	2,455
Federal National Mortgage Association, 4.00%, 09/01/39	988	958
Federal National Mortgage Association, 5.00%, 09/01/39	2,811	2,903
Federal National Mortgage Association, 6.00%, 09/01/39	221	235
Federal National Mortgage Association, 4.50%, 11/01/39	2,587	2,596
Federal National Mortgage Association, 5.00%, 11/01/39	985	1,017
Federal National Mortgage Association, 3.81%, 12/01/39 (i)	985	1,015
Federal National Mortgage Association, 4.50%, 12/01/39	500	502
Federal National Mortgage Association, 4.50%, 12/01/39	989	992
Federal National Mortgage Association, 4.50%, 01/01/40	1,495	1,500
Federal National Mortgage Association, 5.00%, 01/01/40	1,976	2,041
Federal National Mortgage Association, 5.00%, 01/01/40	3,135	3,238
Federal National Mortgage Association, 5.50%, 01/01/40	399	420
Federal National Mortgage Association, 5.50%, 01/01/40	330	348
Federal National Mortgage Association, 3.72%, 02/01/40 (i)	1,994	2,054
Federal National Mortgage Association, 4.50%, 02/01/40	1,099	1,102
Federal National Mortgage Association, 5.50%, 01/01/49	1,978	2,095
		205,127
Government National Mortgage Association - 5.4%
Government National Mortgage Association, 8.00%, 04/15/30	20	23
Government National Mortgage Association, 8.50%, 06/15/30	6	7
Government National Mortgage Association, 8.50%, 12/15/30	-	-
Government National Mortgage Association, 6.50%, 01/15/32	79	87
Government National Mortgage Association, 6.00%, 05/15/32	87	93
Government National Mortgage Association, 6.00%, 10/15/32	53	58
Government National Mortgage Association, 6.00%, 01/15/33	83	90
Government National Mortgage Association, 5.00%, 03/15/33	9	10
Government National Mortgage Association, 5.00%, 05/15/33	12	13
Government National Mortgage Association, 5.00%, 05/15/33	9	9
Government National Mortgage Association, 5.00%, 05/15/33	9	10
Government National Mortgage Association, 5.00%, 06/15/33	10	10
Government National Mortgage Association, 5.50%, 07/15/33	237	253
Government National Mortgage Association, 5.50%, 07/15/33	245	263
Government National Mortgage Association, 5.00%, 08/15/33	8	8
Government National Mortgage Association, 5.00%, 08/15/33	13	14
Government National Mortgage Association, 5.00%, 08/15/33	8	8
Government National Mortgage Association, 5.00%, 08/15/33	92	96
Government National Mortgage Association, 5.00%, 08/15/33	7	8
Government National Mortgage Association, 5.50%, 08/15/33	176	188
Government National Mortgage Association, 5.50%, 09/15/33	51	54
Government National Mortgage Association, 5.00%, 11/15/33	10	11
Government National Mortgage Association, 6.50%, 12/15/33	146	160
Government National Mortgage Association, 6.00%, 07/15/34	21	23
Government National Mortgage Association, 6.00%, 08/15/34	266	286
Government National Mortgage Association, 5.00%, 01/15/35	531	554
Government National Mortgage Association, 5.00%, 03/15/35	173	181
Government National Mortgage Association, 5.50%, 04/15/35	208	221
Government National Mortgage Association, 6.00%, 05/15/35	11	12
Government National Mortgage Association, 5.00%, 11/15/35	119	124
Government National Mortgage Association, 5.50%, 11/15/35	351	373
Government National Mortgage Association, 5.50%, 12/15/35	223	237
Government National Mortgage Association, 5.50%, 02/15/36	258	274
Government National Mortgage Association, 6.00%, 02/15/36	49	52
Government National Mortgage Association, 5.50%, 03/15/36	52	55
Government National Mortgage Association, 5.50%, 03/15/36	106	112
Government National Mortgage Association, 6.50%, 03/15/36	79	86
Government National Mortgage Association, 6.00%, 05/15/36	220	236
Government National Mortgage Association, 5.50%, 06/15/36	151	160
Government National Mortgage Association, 6.50%, 06/15/36	202	218
Government National Mortgage Association, 7.00%, 11/15/36	194	212
Government National Mortgage Association, 6.00%, 01/15/37	188	201
Government National Mortgage Association, 6.00%, 04/15/37	338	362
Government National Mortgage Association, 5.50%, 05/15/37	525	557
Government National Mortgage Association, 5.50%, 05/15/37	334	354
Government National Mortgage Association, 6.50%, 09/15/37	215	232
Government National Mortgage Association, 6.00%, 11/15/37	197	210
Government National Mortgage Association, 5.00%, 12/15/37	418	436
Government National Mortgage Association, 6.00%, 12/15/37	326	349
Government National Mortgage Association, 6.00%, 12/15/37	123	132
Government National Mortgage Association, 6.50%, 02/15/38	87	93
Government National Mortgage Association, 4.50%, 03/15/38	74	75
Government National Mortgage Association, 5.50%, 03/15/38	487	516
Government National Mortgage Association, 5.50%, 05/15/38	347	368
Government National Mortgage Association, 5.00%, 06/15/38	3,050	3,178
Government National Mortgage Association, 5.50%, 06/15/38	500	530
Government National Mortgage Association, 5.50%, 06/15/38	24	26
Government National Mortgage Association, 5.50%, 06/15/38	881	933
Government National Mortgage Association, 5.50%, 07/15/38	63	67
Government National Mortgage Association, 5.50%, 07/15/38	81	86
Government National Mortgage Association, 5.50%, 07/15/38	39	42
Government National Mortgage Association, 6.50%, 07/15/38	355	383
Government National Mortgage Association, 6.00%, 08/15/38	371	396
Government National Mortgage Association, 6.00%, 08/15/38	646	691
Government National Mortgage Association, 6.50%, 08/15/38	378	408
Government National Mortgage Association, 5.50%, 09/15/38	1,303	1,381
Government National Mortgage Association, 6.00%, 09/15/38	473	506
Government National Mortgage Association, 6.00%, 09/15/38	913	976
Government National Mortgage Association, 6.00%, 10/15/38	602	644
Government National Mortgage Association, 6.50%, 10/15/38	1,000	1,079
Government National Mortgage Association, 5.50%, 11/15/38	705	747
Government National Mortgage Association, 6.00%, 12/15/38	26	28
Government National Mortgage Association, 5.50%, 01/15/39	450	476
Government National Mortgage Association, 6.00%, 01/15/39	436	467
Government National Mortgage Association, 4.50%, 02/15/39	198	201
Government National Mortgage Association, 4.50%, 03/15/39	52	53
Government National Mortgage Association, 4.50%, 04/15/39	520	527
Government National Mortgage Association, 4.50%, 04/15/39	1,041	1,056
Government National Mortgage Association, 4.50%, 04/15/39	981	994
Government National Mortgage Association, 4.50%, 05/15/39	513	520
Government National Mortgage Association, 4.50%, 05/15/39	57	58
Government National Mortgage Association, 4.50%, 05/15/39	993	1,007
Government National Mortgage Association, 4.50%, 05/15/39	666	675
Government National Mortgage Association, 5.00%, 05/15/39	966	1,006
Government National Mortgage Association, 4.00%, 06/15/39	1,166	1,143
Government National Mortgage Association, 4.50%, 06/15/39	712	722
Government National Mortgage Association, 4.50%, 06/15/39	492	499
Government National Mortgage Association, 5.00%, 06/15/39	1,416	1,475
Government National Mortgage Association, 5.00%, 07/15/39	1,000	1,042
Government National Mortgage Association, 4.50%, 08/15/39	1,978	2,005
Government National Mortgage Association, 5.00%, 08/15/39	2,000	2,083
Government National Mortgage Association, 5.00%, 09/15/39	1,479	1,541
Government National Mortgage Association, 5.00%, 09/15/39	1,922	2,002
Government National Mortgage Association, 5.00%, 09/15/39	999	1,040
Government National Mortgage Association, 5.50%, 09/15/39	957	1,014
Government National Mortgage Association, 5.50%, 09/15/39	446	473
Government National Mortgage Association, 5.50%, 09/15/39	952	1,010
Government National Mortgage Association, 6.00%, 09/15/39	410	437
Government National Mortgage Association, 4.50%, 11/15/39	495	502
Government National Mortgage Association, 4.50%, 12/15/39	996	1,010
Government National Mortgage Association, 4.50%, 12/15/39	996	1,010
Government National Mortgage Association, 5.00%, 12/15/39	991	1,033
Government National Mortgage Association, 6.00%, 12/15/39	927	991
Government National Mortgage Association, 4.50%, 01/15/40	299	303
Government National Mortgage Association, 4.50%, 02/15/40	700	710
Government National Mortgage Association, 4.50%, 03/15/40	1,000	1,014
		50,974

Total Government and Agency Obligations (cost $688,673)		697,835

SHORT TERM INVESTMENTS - 11.1%
Mutual Funds - 3.8%
JNL Money Market Fund, 0.03% (a) (h)	36,051	36,051

Securities Lending Collateral - 7.3%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	40,449	40,449
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	28,995	28,995
		69,444

Total Short Term Investments (cost $105,495)		105,495

Total Investments - 108.9% (cost $1,017,960)		1,031,256
Other Assets and Liabilities, Net - (8.9%)		(84,041)
Total Net Assets - 100%		$ 947,215

JNL/Mellon Capital Management Global Alpha Fund
SHORT TERM INVESTMENTS - 99.9%
Commercial Paper - 15.5%
Bank of America Corp., 0.20%, 04/28/10	$ 1,000	$ 1,000
BNP Paribas, 0.30%, 04/08/10	900	900
Calyon NY, 0.21%, 04/13/10	1,500	1,500
Commerzbank US Finance Inc., 0.23%, 05/03/10	1,500	1,500
ING Funding LLC, 0.17%, 04/07/10	1,000	1,000
Intesa Funding LLC, 0.25%, 07/06/10	1,000	998
Nordea Bank NA, 0.19%, 04/29/10	1,000	1,000
Royal Bank of Scotland, 0.17%, 04/13/10	1,000	1,000
Santander Central Hispano Finance Inc., 0.22%, 06/03/10	1,600	1,599
Societe Generale, 0.22%, 04/30/10	1,000	1,000
Svenska Handelsbanken, 0.23%, 06/10/10	1,700	1,699
Toyota Motor Corp., 0.27%, 04/06/10	1,600	1,600
		14,796
Federal Home Loan Bank - 16.8%
Federal Home Loan Bank, 0.12%, 04/08/10	1,000	1,000
Federal Home Loan Bank, 0.14%, 04/16/10	2,500	2,500
Federal Home Loan Bank, 0.13%, 04/21/10	2,000	2,000
Federal Home Loan Bank, 0.09%, 04/29/10	3,000	3,000
Federal Home Loan Bank, 0.09%, 04/30/10	4,000	4,000
Federal Home Loan Bank, 0.09%, 05/13/10	3,500	3,500
		16,000
Federal Home Loan Mortgage Corp. - 15.7%
Federal Home Loan Mortgage Corp., 0.10%, 04/01/10	1,000	1,000
Federal Home Loan Mortgage Corp., 0.12%, 04/01/10	1,000	1,000
Federal Home Loan Mortgage Corp., 0.14%, 04/15/10	2,100	2,100
Federal Home Loan Mortgage Corp., 0.15%, 04/19/10	1,930	1,930
Federal Home Loan Mortgage Corp., 0.14%, 05/04/10	2,900	2,900
Federal Home Loan Mortgage Corp., 0.13%, 05/12/10	2,500	2,500
Federal Home Loan Mortgage Corp., 0.15%, 05/12/10	3,570	3,568
		14,998
Federal National Mortgage Association - 16.8%
Federal National Mortgage Association, 0.11%, 04/07/10	5,105	5,105
Federal National Mortgage Association, 0.13%, 04/12/10	400	400
Federal National Mortgage Association, 0.07%, 04/14/10	1,000	1,000
Federal National Mortgage Association, 0.14%, 04/19/10	2,000	2,000
Federal National Mortgage Association, 0.14%, 04/28/10	2,500	2,500
Federal National Mortgage Association, 0.12%, 05/10/10	1,260	1,260
Federal National Mortgage Association, 0.13%, 05/17/10	3,735	3,733
		15,998
Mutual Funds - 4.7%
JNL Money Market Fund, 0.03% (a) (h)	4,440	4,440

U.S. Treasury Securities - 30.4%
U.S. Treasury Bill, 0.08%, 04/08/10	5,580	5,580
U.S. Treasury Bill, 0.16%, 04/22/10	13,600	13,599
U.S. Treasury Bill, 0.15%, 05/13/10	7,120	7,119
U.S. Treasury Bill, 0.13%, 06/10/10 (o)	2,740	2,739
		29,037

Total Short Term Investments (cost $95,269)		95,269

Total Investments - 99.9% (cost $95,269)		95,269
Other Assets and Liabilities, Net - 0.1%		78
Total Net Assets - 100%		$ 95,347

JNL/Oppenheimer Global Growth Fund
COMMON STOCKS - 96.6%
CONSUMER DISCRETIONARY - 15.4%
Bayerische Motoren Werke AG		26	$ 1,191
Bulgari SpA (e)		209	1,701
Carnival Corp. (c)		149	5,789
Grupo Televisa SA - ADR		190	4,004
Inditex SA		64	4,245
Lottomatica SpA		25	484
LVMH Moet Hennessy Louis Vuitton SA		55	6,392
McDonald's Corp.		78	5,171
Shuffle Master Inc. (c)		73	595
Sirius XM Radio Inc. (c) (e)		1,132	985
Sony Corp.		164	6,292
Tiffany & Co.		104	4,934
Tod's SpA		34	2,479
Walt Disney Co.		164	5,718
Wire & Wireless India Ltd. - Partial Shares (c)		207	28
Wire & Wireless India Ltd. (f)		207	39
Zee Entertainment Enterprises Ltd.		250	1,496
			51,543
CONSUMER STAPLES - 9.7%
Cia de Bebidas das Americas - ADR (e)		25	2,261
Colgate-Palmolive Co.		53	4,553
Diageo Plc		80	1,336
Fomento Economico Mexicano SAB de CV (e)		961	4,570
Grupo Modelo SAB de CV (c)		474	2,797
Nestle SA		65	3,314
Reckitt Benckiser Group Plc		32	1,737
Shinsegae Co. Ltd.		1	316
Tesco Plc		461	3,045
Unilever Plc		133	3,896
Wal-Mart Stores Inc.		85	4,726
			32,551
ENERGY - 4.4%
Husky Energy Inc.		86	2,455
Technip SA		51	4,131
Total SA		75	4,360
Transocean Ltd. (c)		43	3,721
			14,667
FINANCIALS - 14.0%
3i Group Plc		303	1,339
AFLAC Inc.		85	4,588
Allianz SE		37	4,601
Credit Suisse Group AG		155	7,970
Dai-Ichi Life Insurance Co. Ltd. (f)		1	1,953
Fidelity National Financial Inc. - Class A		114	1,685
HSBC Holdings Plc (e)		458	4,667
Investor AB - Class B		181	3,478
SLM Corp. (c)		350	4,376
Societe Generale - Class A		38	2,415
Sumitomo Mitsui Financial Group Inc.		83	2,740
UBS AG (c)		221	3,598
XL Capital Ltd. - Class A		185	3,491
			46,901
HEALTH CARE - 7.6%
Aetna Inc.		124	4,336
Amylin Pharmaceuticals Inc. (c)		86	1,927
Basilea Pharmaceutical AG (c) (e)		3	246
Bayer AG		13	862
Dendreon Corp. (c) (e)		22	802
InterMune Inc. (c)		38	1,689
Mitsubishi Tanabe Pharma Corp.		46	649
Regeneron Pharmaceuticals Inc. (c)		24	638
Roche Holding AG		26	4,294
Sanofi-Aventis SA		27	2,022
Santen Pharmaceutical Co. Ltd.		-	4
Seattle Genetics Inc. (c)		89	1,064
Theravance Inc. (c)		67	894
WellPoint Inc. (c)		72	4,642
Zimmer Holdings Inc. (c)		27	1,587
			25,656
INDUSTRIALS - 13.6%
3M Co.		58	4,880
Assa Abloy AB		252	4,924
Boeing Co.		24	1,721
Emerson Electric Co.		58	2,940
Empresa Brasileira de Aeronautica SA - ADR (e)		110	2,638
European Aeronautic Defence & Space Co. NV		160	3,223
Fanuc Ltd.		16	1,655
Koninklijke Philips Electronics NV (e)		139	4,451
Lockheed Martin Corp.		22	1,847
Prysmian SPA		57	1,120
Raytheon Co.		54	3,062
Secom Co. Ltd.		48	2,117
Siemens AG		85	8,503
TNT NV		86	2,462
			45,543
INFORMATION TECHNOLOGY - 29.0%
Adobe Systems Inc. (c)		118	4,188
Altera Corp.		194	4,714
Automatic Data Processing Inc.		105	4,665
Corning Inc.		206	4,161
eBay Inc. (c)		283	7,632
Hoya Corp.		124	3,407
Infosys Technologies Ltd.		105	6,121
Intuit Inc. (c)		172	5,889
Juniper Networks Inc. (c) (e)		231	7,099
Keyence Corp.		11	2,701
Kyocera Corp.		19	1,842
Maxim Integrated Products Inc.		163	3,164
MediaTek Inc.		174	3,019
Microsoft Corp.		216	6,319
Murata Manufacturing Co. Ltd.		70	3,964
Nidec Corp.		21	2,219
Nintendo Co. Ltd. (e)		7	2,377
Omron Corp.		1	14
SAP AG		116	5,603
Taiwan Semiconductor Manufacturing Co. Ltd.		1,458	2,823
Tandberg ASA		66	1,888
Telefonaktiebolaget LM Ericsson - Class B		1,261	13,293
			97,102
MATERIALS - 0.4%
Linde AG		10	1,174

TELECOMMUNICATION SERVICES - 1.8%
KDDI Corp.		1	3,132
Vodafone Group Plc		1,306	3,013
			6,145
UTILITIES - 0.7%
Fortum Oyj (e)		92	2,251

Total Common Stocks (cost $306,214)			323,533

PREFERRED STOCKS - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Bayerische Motoren Werke AG		57	1,991

Total Preferred Stocks (cost $1,748)			1,991

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)		$ 753	33

Total Non-U.S. Government Agency Asset-Backed Securities (cost $753)			33

CORPORATE BONDS AND NOTES - 0.1%
HEALTH CARE - 0.1%
Theravance Inc., 3.00%, 01/15/15		270	233

Total Corporate Bonds and Notes (cost $270)			233

SHORT TERM INVESTMENTS - 11.6%
Mutual Funds - 3.6%
JNL Money Market Fund, 0.03% (a) (h)		12,264	12,264

Securities Lending Collateral - 8.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)		20,649	20,649
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)		6,201	6,201
			26,850

Total Short Term Investments (cost $39,114)			39,114

Total Investments - 108.9% (cost $348,099)			364,904
Other Assets and Liabilities, Net - (8.9%)			(29,952)
Total Net Assets - 100%			$ 334,952

JNL/PAM Asia ex-Japan Fund
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 3.0%
Hankook Tire Co. Ltd.		31	$ 586
Kangwon Land Inc.		79	1,184
PT Astra International Tbk		323	1,487
			3,257
CONSUMER STAPLES - 4.3%
Hengan International Group Co. Ltd.		234	1,745
Shinsegae Co. Ltd.		6	2,895
			4,640
ENERGY - 4.5%
China Petroleum & Chemical Corp. (e)		1,192	976
CNOOC Ltd.		2,030	3,341
GS Holdings Corp.		15	545
			4,862
FINANCIALS - 32.5%
AMMB Holdings Bhd		825	1,264
ARA Asset Management Ltd.		1,346	1,097
Bangkok Bank Public Co. Ltd.		655	2,784
Bank of China Ltd.		7,288	3,886
China Construction Bank Corp.		1,217	997
China Pacific Insurance Group Co. Ltd. (c)		557	2,466
DBS Group Holdings Ltd.		146	1,487
Hang Seng Bank Ltd. (e)		142	1,975
Henderson Land Development Co. Ltd.		375	2,642
ICICI Bank Ltd.		70	1,488
Infrastructure Development Finance Co. Ltd.		255	914
KB Financial Group Inc. (c)		52	2,488
Metropolitan Bank & Trust Co.		1,328	1,469
Ping an Insurance Group Co. of China Ltd. (e)		78	672
PT Bank Rakyat Indonesia		1,421	1,288
Rural Electrification Corp. Ltd.		218	1,219
Samsung Fire & Marine Insurance Co. Ltd.		15	2,383
Sino-Ocean Land Holdings Ltd. (e)		1,932	1,702
Unitech Ltd.		376	616
Wharf Holdings Ltd.		199	1,122
Yuanta Financial Holding Co. Ltd.		2,133	1,279
			35,238
HEALTH CARE - 1.0%
Ranbaxy Laboratories Ltd. (c)		104	1,103

INDUSTRIALS - 10.0%
Aditya Birla Nuvo Ltd.		27	539
Bakrie and Brothers Tbk PT (c)		38,224	307
Far Eastern Textile Co. Ltd.		1,462	1,606
Hutchison Whampoa Ltd.		431	3,153
IVRCL Infrastructures & Projects Ltd.		314	1,162
S1 Corp.		31	1,263
SembCorp Industries Ltd.		673	1,987
Suzlon Energy Ltd. (c)		555	888
			10,905
INFORMATION TECHNOLOGY - 20.0%
AAC Acoustic Technologies Holdings Inc.		1,442	2,411
HON HAI Precision Industry Co. Ltd.		736	3,189
Largan Precision Co. Ltd.		75	1,128
Lite-On Technology Corp.		350	465
MediaTek Inc.		147	2,559
Powertech Technology Inc.		178	637
Samsung Electronics Co. Ltd.		6	4,482
Shanda Games Ltd. - ADR (c)		263	1,893
Sohu.com Inc. (c)		34	1,848
Taiwan Semiconductor Manufacturing Co. Ltd.		1,124	2,176
Wistron Corp.		498	905
			21,693
MATERIALS - 10.4%
China Shanshui Cement Group Ltd.		2,886	1,613
China Zhongwang Holdings Ltd. (c) (e)		2,047	1,798
Hindalco Industries Ltd.		478	1,929
Huabao International Holdings Ltd. (e)		760	913
POSCO Inc.		3	1,178
Sterlite Industries India Ltd.		122	2,302
Taiwan Cement Corp.		1,634	1,541
			11,274
TELECOMMUNICATION SERVICES - 6.3%
Axiata Group Bhd (c)		1,327	1,566
China Mobile Ltd.		145	1,395
China Unicom Hong Kong Ltd. (e)		2,302	2,591
Telekomunikasi Indonesia Tbk PT		1,469	1,299
			6,851
UTILITIES - 6.0%
China Resources Power Holdings Co. Ltd.		594	1,272
GVK Power & Infrastructure Ltd. (c)		1,647	1,646
Korea Electric Power Corp. (c)		77	2,502
Tata Power Co. Ltd.		34	1,051
			6,471

Total Common Stocks (cost $97,535)			106,294

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)		$ 22	1

Total Non-U.S. Government Agency Asset-Backed Securities (cost $22)			1

SHORT TERM INVESTMENTS - 5.7%
Mutual Funds - 1.7%
JNL Money Market Fund, 0.03% (a) (h)		1,839	1,839

Securities Lending Collateral - 4.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)		4,107	4,107
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)		287	287
			4,394

Total Short Term Investments (cost $6,233)			6,233

Total Investments - 103.7% (cost $103,790)			112,528
Other Assets and Liabilities, Net - (3.7%)			(4,001)
Total Net Assets - 100%			$ 108,527

JNL/PAM China-India Fund
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 9.0%
Focus Media Holding Ltd. - ADR (c) (e)		401	$ 7,320
GOME Electrical Appliances Holdings Ltd. (c) (e)		11,653	3,917
Li Ning Co. Ltd.		866	3,138
Mahindra & Mahindra Ltd.		415	5,005
Sun TV Network Ltd.		378	3,601
			22,981
CONSUMER STAPLES - 3.1%
Colgate-Palmolive India Ltd.		233	3,509
ITC Ltd.		730	4,277
			7,786
ENERGY - 12.8%
China Petroleum & Chemical Corp. (e)		6,674	5,467
China Shenhua Energy Co. Ltd.		571	2,465
CNOOC Ltd.		4,119	6,780
Oil India Ltd. (c)		109	2,801
Reliance Industries Ltd.		629	15,057
			32,570
FINANCIALS - 32.3%
Axis Bank Ltd.		352	9,167
Bank of China Ltd.		36,538	19,483
China Pacific Insurance Group Co. Ltd. (c)		1,228	5,439
Franshion Properties China Ltd. (e)		8,152	2,772
ICICI Bank Ltd.		530	11,237
Industrial & Commercial Bank of China (e)		17,599	13,419
Infrastructure Development Finance Co. Ltd.		1,021	3,661
LIC Housing Finances Ltd.		183	3,545
Ping an Insurance Group Co. of China Ltd. (e)		660	5,687
Rural Electrification Corp. Ltd.		894	4,991
Sino-Ocean Land Holdings Ltd. (e)		3,284	2,893
			82,294
HEALTH CARE - 1.6%
Dr. Reddy's Laboratories Ltd.		143	4,064

INDUSTRIALS - 5.7%
Bharat Heavy Electricals Ltd.		70	3,718
Larsen & Toubro Ltd.		6	204
Mundra Port and Special Economic Zone Ltd.		201	3,541
Sinotrans Shipping Ltd.		4,194	2,004
Tata Motors Ltd.		147	2,474
Tata Motors Ltd. - Class A		267	2,710
			14,651
INFORMATION TECHNOLOGY - 13.7%
AAC Acoustic Technologies Holdings Inc.		1,710	2,859
BYD Co. Ltd. (c) (e)		666	6,633
Infosys Technologies Ltd.		205	11,918
Mphasis Ltd.		340	4,695
OnMobile Global Ltd. (c)		254	2,222
Sohu.com Inc. (c)		70	3,833
Travelsky Technology Ltd.		3,378	2,824
			34,984
MATERIALS - 11.7%
China Resources Cement Holdings Ltd. (c) (e)		4,388	2,119
China Zhongwang Holdings Ltd. (c) (e)		8,594	7,548
Fosun International Ltd.		3,476	2,780
Hindalco Industries Ltd.		927	3,743
Huabao International Holdings Ltd.		2,490	2,992
Sterlite Industries India Ltd.		183	3,460
Tata Steel Ltd.		267	3,757
Ultratech Cement Ltd.		134	3,451
			29,850
TELECOMMUNICATION SERVICES - 4.5%
China Mobile Ltd.		886	8,519
China Unicom Hong Kong Ltd. (e)		2,619	2,948
			11,467
UTILITIES - 3.2%
GAIL India Ltd.		514	4,699
GVK Power & Infrastructure Ltd. (c)		3,565	3,562
			8,261

Total Common Stocks (cost $219,204)			248,908

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)		$ 40	2

Total Non-U.S. Government Agency Asset-Backed Securities (cost $40)			2

SHORT TERM INVESTMENTS - 15.2%
Mutual Funds - 3.3%
JNL Money Market Fund, 0.03% (a) (h)		8,473	8,473

Securities Lending Collateral - 11.9%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)		29,879	29,879
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)		345	345
			30,224

Total Short Term Investments (cost $38,697)			38,697

Total Investments - 112.8% (cost $257,941)			287,607
Other Assets and Liabilities, Net - (12.8%)			(32,747)
Total Net Assets - 100%			$ 254,860

JNL/PIMCO Real Return Fund
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (p)		1	$ 487

Total Preferred Stocks (cost $500)			487

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 10.5%
ACE Securities Corp. REMIC, 0.34%, 06/25/37 (i)		$ 398	329
American Express Credit Account Master Trust, 0.25%, 01/15/13 (i)		1,300	1,300
American General Mortgage Loan Trust, 5.15%, 03/25/40 (f) (s) (u)		5,000	4,999
American Home Mortgage Assets REMIC, 0.44%, 09/25/46 (i)		5,318	2,803
ARES CLO Funds, 0.48%, 03/12/18 (f) (i) (t)		1,484	1,409
Banc of America Commercial Mortgage Inc. REMIC, 5.89%, 07/10/44 (i)		2,000	1,959
Banc of America Large Loans Inc. REMIC, 0.76%, 08/15/29 (i) (t)		1,541	1,391
BCAP LLC Trust REMIC, 0.42%, 01/25/37 (i)		560	287
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 3.70%, 05/25/33 (i)		108	105
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 3.53%, 02/25/34 (i)		743	632
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.14%, 11/25/34 (i)		771	689
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 3.56%, 01/25/35 (i)		1,420	1,284
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.97%, 01/25/35 (i)		665	632
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 2.93%, 03/25/35 (i)		126	120
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 2.05%, 08/25/35 (i)		126	118
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 2.15%, 08/25/35 (i)		220	205
Bear Stearns Alt-A Trust REMIC, 5.65%, 01/25/36 (i)		1,013	570
Bear Stearns Alt-A Trust REMIC, 3.85%, 08/25/36 (i)		399	209
Bear Stearns Asset Backed Securities Trust REMIC, 1.25%, 10/25/37 (i)		1,155	760
Bear Stearns Structured Products Inc. REMIC, 5.60%, 01/26/36 (i)		1,119	689
Bear Stearns Structured Products Inc. REMIC, 5.62%, 12/26/46 (i)		1,158	711
Capital Auto Receivables Asset Trust, 1.70%, 10/15/12 (i)		12,200	12,301
Chase Issuance Trust, 0.65%, 09/17/12 (i)		7,000	7,009
Chase Issuance Trust, 0.70%, 09/17/12 (i)		7,100	7,111
Chevy Chase Mortgage Funding Corp. REMIC, 0.38%, 05/25/48 (i) (t)		1,160	519
Citigroup Mortgage Loan Trust Inc. REMIC, 2.51%, 08/25/35 (i)		146	130
Citigroup Mortgage Loan Trust Inc. REMIC, 4.25%, 08/25/35 (i)		203	180
Citigroup Mortgage Loan Trust Inc. REMIC, 4.51%, 08/25/35 (i)		1,016	389
Citigroup Mortgage Loan Trust Inc. REMIC, 0.33%, 01/25/37 (i)		323	221
Citigroup Mortgage Loan Trust Inc. REMIC, 0.31%, 05/25/37 (i)		509	458
Citigroup Mortgage Loan Trust Inc. REMIC, 5.94%, 09/25/37 (i)		5,459	3,718
Citigroup Mortgage Loan Trust Inc. REMIC, 0.31%, 05/25/37 (i)		717	541
Countrywide Asset-Backed Certificates REMIC, 0.43%, 09/25/36 (i)		746	588
Countrywide Asset-Backed Certificates REMIC, 0.35%, 09/25/37 (i)		415	390
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 3.97%, 08/25/34 (i)		615	427
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 3.56%, 04/20/35 (i)		756	684
Credit Suisse Mortgage Capital Certificates REMIC, 5.86%, 02/25/37 (i)		1,188	656
Credit-Based Asset Servicing and Securitization LLC REMIC, 0.37%, 07/25/37 (i) (t)		536	412
CS First Boston Mortgage Securities Corp. REMIC, 2.69%, 04/25/34 (i)		756	711
Deutsche Bank Alternate Loan Trust REMIC, 0.34%, 08/25/37 (i)		303	292
First Franklin Mortgage Loan Asset Backed Certificates REMIC, 0.30%, 11/25/36 (i)		237	232
First Horizon Asset Securities Inc. Pass-Through Trust REMIC, 3.11%, 07/25/33 (i)		933	853
First NLC Trust REMIC, 0.32%, 08/25/37 (i) (t)		673	464
Ford Credit Auto Owner Trust, 2.00%, 12/15/11		937	940
Ford Credit Auto Owner Trust, 2.75%, 01/15/12 (i)		10,100	10,353
GE Capital Commercial Mortgage Corp. REMIC, 4.71%, 05/10/43		199	199
GMAC Commercial Mortgage Securities Inc. REMIC, 5.24%, 11/10/45 (i)		2,000	2,041
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39		4,000	3,890
GS Mortgage Securities Corp. II, 0.34%, 03/06/20 (i) (t)		426	411
GS Mortgage Securities Corp. II, 0.38%, 03/06/20 (i) (t)		2,000	1,864
Harborview Mortgage Loan Trust REMIC, 2.99%, 04/19/34 (i)		806	691
HFC Home Equity Loan Asset Backed Certificates REMIC, 5.91%, 03/20/36 (i)		2,094	2,109
Honda Auto Receivables Owner Trust, 1.50%, 08/15/11		400	401
HSI Asset Securitization Corp. Trust REMIC, 0.31%, 05/25/37 (i)		332	306
Indymac Index Mortgage Loan Trust REMIC, 2.86%, 03/25/35 (i)		1,358	952
IndyMac Residential Asset Backed Trust REMIC, 0.38%, 04/25/37 (i)		277	271
IndyMac Residential Asset Backed Trust REMIC, 0.33%, 07/25/37 (i)		213	208
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 02/15/40		6,200	6,006
Lehman Brothers Mortgage Loan Trust REMIC, 0.34%, 06/25/37 (i) (t)		487	212
Magnolia Funding Ltd., 3.00%, 04/20/17 (f) (s) (u)		1,000	1,359
MASTR Adjustable Rate Mortgages Trust REMIC, 2.94%, 12/25/33 (i)		1,461	1,218
MASTR Asset Backed Securities Trust REMIC, 0.33%, 05/25/37 (i)		336	320
MBNA Credit Card Master Note Trust, 4.50%, 01/15/13		3,000	3,044
Merrill Lynch First Franklin Mortgage Loan Trust REMIC, 0.31%, 06/25/37 (i)		316	309
Merrill Lynch Mortgage Investors Inc. REMIC, 3.37%, 02/25/33 (i)		295	262
Merrill Lynch Mortgage Investors Inc. REMIC, 3.01%, 02/25/34 (i)		683	643
MLCC Mortgage Investors Inc. REMIC, 4.25%, 10/25/35 (i)		956	847
Morgan Stanley Capital I REMIC, 0.31%, 05/25/37 (i)		456	381
Morgan Stanley Dean Witter Capital I REMIC, 7.66%, 03/11/16 (i) (t)		1,000	1,059
Nationstar Home Equity Loan Trust REMIC, 0.31%, 06/25/37 (i)		400	388
Provident Funding Mortgage Loan Trust REMIC, 2.96%, 08/25/33 (i)		580	532
Residential Asset Mortgage Products Inc. REMIC, 0.33%, 02/25/37 (i)		1,646	1,583
Residential Asset Securities Corp. REMIC, 0.36%, 04/25/37 (i)		263	257
Residential Asset Securitization Trust REMIC, 5.50%, 06/25/33		319	320
Securitized Asset Backed Receivables LLC Trust REMIC, 0.38%, 05/25/37 (i)		536	372
SLC Student Loan Trust REMIC, 0.66%, 09/15/14 (i)		62	62
SLM Student Loan Trust, 0.23%, 04/25/14 (i)		540	540
SLM Student Loan Trust, 0.70%, 01/25/17 (i)		3,100	3,102
SLM Student Loan Trust, 0.25%, 04/25/17 (i)		439	439
SLM Student Loan Trust, 0.36%, 04/25/17 (i)		385	384
SLM Student Loan Trust, 1.75%, 04/25/23 (i)		10,336	10,688
SLM Student Loan Trust REMIC, 0.29%, 04/25/19 (i)		6,300	6,050
Soundview Home Equity Loan Trust REMIC, 0.33%, 06/25/37 (i)		4,343	3,661
Structured Adjustable Rate Mortgage Loan Trust REMIC, 2.78%, 02/25/34 (i)		1,007	858
Structured Asset Mortgage Investments Inc. REMIC, 0.57%, 10/19/34 (i)		47	41
Structured Asset Mortgage Investments Inc. REMIC, 0.35%, 09/25/47 (i)		230	226
Swan 2010-1, 4.29%, 04/25/41 (f)		1,000	919
TBW Mortgage Backed Pass-Through Certificates REMIC, 5.97%, 09/25/36 (i)		491	260
Thornburg Mortgage Securities Trust REMIC, 0.35%, 03/25/37 (i)		1,906	1,862
Thornburg Mortgage Securities Trust REMIC, 0.35%, 03/25/37 (i)		1,008	965
Wachovia Bank Commercial Mortgage Trust REMIC, 0.33%, 06/15/20 (i) (t)		1,049	926
Wachovia Bank Commercial Mortgage Trust REMIC, 0.35%, 09/15/21 (i) (t)		1,512	1,348
Washington Mutual Mortgage Pass-Through Certificates REMIC, 2.38%, 03/25/33 (i)		203	187
Washington Mutual Mortgage Pass-Through Certificates REMIC, 2.87%, 06/25/33 (i)		667	634
Washington Mutual Mortgage Pass-Through Certificates REMIC, 2.88%, 09/25/33 (i)		747	739
Washington Mutual Mortgage Pass-Through Certificates REMIC, 1.46%, 08/25/46 (i)		1,789	1,057
Wells Fargo Mortgage Backed Securities Trust REMIC, 4.98%, 12/25/34 (i)		857	843
Wells Fargo Mortgage Backed Securities Trust REMIC, 5.21%, 04/25/36 (i)		3,162	2,679

Total Non-U.S. Government Agency Asset-Backed Securities (cost $148,829)			141,705

CORPORATE BONDS AND NOTES - 28.5%
CONSUMER DISCRETIONARY - 0.2%
JC Penney Corp. Inc., 7.95%, 04/01/17		1,300	1,456
Macy's Retail Holdings Inc., 7.45%, 07/15/17 (e)		1,000	1,060
			2,516
CONSUMER STAPLES - 0.1%
Reynolds American Inc., 0.96%, 06/15/11 (i)		700	697

ENERGY - 0.4%
Gaz Capital SA, 7.34%, 04/11/13 (t)		300	325
Kinder Morgan Energy Partners LP, 5.70%, 01/05/16		5,000	4,900
			5,225
FINANCIALS - 26.2%
Allstate Life Global Funding Trust, 5.38%, 04/30/13		2,500	2,723
American Express Bank FSB, 0.38%, 05/29/12 (i)		800	789
American Express Centurion Bank, 0.33%, 07/13/10 (i)		1,700	1,700
American Express Credit Co., 0.37%, 02/24/12 (i)		1,700	1,680
American Express Credit Corp., 1.65%, 05/27/10 (i)		4,900	4,909
American Express Credit Corp., 0.42%, 06/16/11 (i)		800	795
American Honda Finance Corp., 1.02%, 06/20/11 (i) (t)		8,700	8,700
American International Group Inc., 0.41%, 10/18/11 (i)		1,000	958
American International Group Inc., 5.05%, 10/01/15		1,200	1,114
American International Group Inc., 5.85%, 01/16/18		1,100	1,022
American International Group Inc., 8.25%, 08/15/18 (e)		1,000	1,049
American International Group Inc., 8.18%, 05/15/58 (i)		4,700	3,972
ANZ National International Ltd., 6.20%, 07/19/13 (t)		2,000	2,204
Australia & New Zealand Banking Group Ltd., 0.54%, 06/18/12 (i) (t)		5,000	4,987
Bank of America Corp., 0.35%, 08/15/11 (i)		300	298
Bank of America Corp., 5.38%, 06/15/14		600	630
Bank of Scotland Plc, 4.88%, 04/15/11 (u)		1,400	1,460
Barclays Bank Plc, 6.05%, 12/04/17 (t)		2,000	2,063
Barclays Bank Plc, 7.43% (callable at 100 on 12/15/17) (p) (t)		200	197
Citibank NA, 1.38%, 08/10/11 (e)		11,100	11,190
Citigroup Inc., 6.50%, 01/18/11		9,800	10,188
Citigroup Inc., 0.34%, 05/18/11 (i)		1,100	1,093
Citigroup Inc., 5.25%, 02/27/12		1,300	1,361
Citigroup Inc., 5.30%, 10/17/12		1,000	1,050
Citigroup Inc., 5.50%, 04/11/13		1,200	1,261
Commonwealth Bank of Australia, 0.71%, 07/12/13 (i) (t)		14,700	14,782
Commonwealth Bank of Australia, 0.78%, 06/25/14 (i) (t)		3,800	3,848
Commonwealth Bank of Australia, 0.54%, 09/17/14 (e) (i) (t)		3,800	3,813
Countrywide Financial Corp., 5.80%, 06/07/12		6,000	6,378
Countrywide Home Loans Inc., 4.00%, 03/22/11		700	720
Dexia Credit Local, 0.93%, 09/23/11 (i) (t)		1,300	1,309
Ford Motor Credit Co. LLC, 7.25%, 10/25/11		1,850	1,913
Ford Motor Credit Co. LLC, 7.80%, 06/01/12		150	156
GATX Financial Corp., 5.80%, 03/01/16		1,000	998
General Electric Capital Corp., 0.27%, 09/21/12 (i)		15,200	15,211
General Electric Capital Corp., 0.27%, 12/21/12 (i)		34,600	34,600
Goldman Sachs Group Inc., 0.43%, 02/06/12 (i)		700	696
HSBC Finance Corp., 0.50%, 05/10/10 (i)		2,500	2,501
HSBC Finance Corp., 0.46%, 08/09/11 (i)		2,700	2,684
HSBC Finance Corp., 0.52%, 04/24/12 (i)		3,602	3,571
HSBC Finance Corp., 0.65%, 07/19/12 (i)		1,200	1,184
ING Bank NV, 0.93%, 01/13/12 (i) (t)		7,700	7,684
ING Bank NV, 1.09%, 03/30/12 (f) (i) (s) (u)		15,100	15,097
International Lease Finance Corp., 0.62%, 07/01/11 (i)		2,000	1,878
International Lease Finance Corp., 5.63%, 09/20/13		1,100	1,038
International Lease Finance Corp., 6.63%, 11/15/13		500	487
JPMorgan Chase & Co., 6.95%, 08/10/12		1,100	1,219
LeasePlan Corp. NV, 3.00%, 05/07/12 (t)		1,800	1,860
Lehman Brothers Holdings Inc., 6.20%, 09/26/14 (d)		200	46
Lehman Brothers Holdings Inc., 6.88%, 05/02/18 (d)		1,200	284
Lehman Brothers Holdings Inc., 7.00%, 09/27/27 (d)		100	23
Macquarie Bank Ltd., 4.10%, 12/17/13 (e) (u)		27,200	28,926
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15		1,000	1,059
Merrill Lynch & Co. Inc., 0.45%, 11/01/11 (e) (i)		3,800	3,755
Merrill Lynch & Co. Inc., 0.48%, 06/05/12 (i)		1,000	981
Merrill Lynch & Co. Inc., 6.05%, 08/15/12		12,300	13,136
Merrill Lynch & Co. Inc., 1.39%, 09/27/12 (i)	EUR	600	789
Merrill Lynch & Co. Inc., 5.45%, 07/15/14		200	209
Metropolitan Life Global Funding I, 1.03%, 06/25/10 (i) (t)		500	501
Metropolitan Life Global Funding I, 2.15%, 06/10/11 (i) (t)		7,400	7,522
Metropolitan Life Global Funding I, 0.70%, 07/13/11 (i) (t)		400	399
Metropolitan Life Global Funding I, 1.38%, 09/17/12 (i) (t)		1,100	1,105
Morgan Stanley, 6.75%, 04/15/11		2,600	2,745
Morgan Stanley, 0.55%, 01/09/12 (i)		9,700	9,590
Morgan Stanley, 0.99%, 03/01/13 (i)	EUR	1,100	1,417
Morgan Stanley, 0.60%, 01/09/14 (i)		5,300	5,067
Morgan Stanley, 0.78%, 10/15/15 (i)		1,000	926
Morgan Stanley, 0.75%, 10/18/16 (i)		1,000	914
National Australia Bank Ltd., 5.35%, 06/12/13 (t)		1,700	1,832
National Australia Bank Ltd., 0.79%, 07/08/14 (i) (t)		1,900	1,920
New York Life Global Funding, 4.65%, 05/09/13 (t)		1,800	1,927
Pacific Life Global Funding, 5.15%, 04/15/13 (t)		500	527
Pearson Dollar Finance Plc, 5.70%, 06/01/14 (t)		1,000	1,081
Royal Bank of Scotland Group Plc, 0.51%, 03/30/12 (i) (t)		18,800	18,813
Royal Bank of Scotland Group Plc, 7.09% (callable at 100 on 09/29/17) (p)	EUR	100	83
Royal Bank of Scotland Plc, 1.40%, 04/23/12		400	405
Santander US Debt SA Unipersonal, 1.09%, 03/30/12 (i) (t)		12,700	12,692
SLM Corp., 1.02%, 04/26/11 (i)	EUR	400	519
SLM Corp., 0.48%, 10/25/11 (i)		1,400	1,331
Sovereign Bancorp Inc., 4.90%, 09/23/10		4,100	4,164
Svenska Handelsbanken AB, 1.26%, 09/14/12 (i) (t)		4,300	4,331
TransCapitalInvest Ltd., 7.70%, 08/07/13 (t)		1,500	1,668
UBS AG Stamford, 1.54%, 09/29/11 (i)		7,100	7,131
UBS AG Stamford, 1.35%, 02/23/12 (i)		4,000	4,016
Wachovia Corp., 0.43%, 10/15/11 (i)		4,200	4,181
Wachovia Corp., 0.38%, 04/23/12 (i)		6,400	6,334
Wells Fargo & Co., 0.45%, 10/28/15 (i)		500	473
Wells Fargo & Co., 7.98% (callable at 100 on 03/15/18) (p)		1,300	1,358
Wells Fargo Capital XIII, 7.70% (callable at 100 on 03/26/13) (p)		800	826
Western Corporate Federal Credit Union, 1.75%, 11/02/12		6,100	6,118
Westpac Banking Corp., 0.53%, 09/10/14 (i) (t)		700	701
			352,845
HEALTH CARE - 0.0%
UnitedHealth Group Inc., 4.88%, 02/15/13		100	107

INDUSTRIALS - 0.4%
PACCAR Inc., 1.43%, 09/14/12 (i)		3,700	3,769
Waste Management Inc., 6.10%, 03/15/18		1,100	1,185
			4,954
INFORMATION TECHNOLOGY - 0.4%
Seagate Technology Inc., 6.38%, 10/01/11		5,000	5,175

MATERIALS - 0.4%
Dow Chemical Co., 2.50%, 08/08/11 (i)		4,000	4,070
Dow Chemical Co., 4.85%, 08/15/12		1,000	1,058
Rexam Plc, 6.75%, 06/01/13 (t)		700	768
			5,896
TELECOMMUNICATION SERVICES - 0.4%
Telefonica Emisiones SAU, 0.58%, 02/04/13 (i)		4,641	4,540
Verizon Wireless Capital LLC, 3.75%, 05/20/11		1,300	1,340
			5,880

Total Corporate Bonds and Notes (cost $378,248)			383,295

GOVERNMENT AND AGENCY OBLIGATIONS - 86.0%
GOVERNMENT SECURITIES - 84.2%
Municipals - 0.1%
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47		480	380
Tobacco Settlement Financing Corp. New Jersey, 4.75%, 06/01/34		1,000	687
Tobacco Settlement Funding Corp., 5.00%, 06/01/41		200	129
			1,196
Sovereign - 4.4%
ANZ National International Ltd., 0.69%, 08/19/14 (i) (t)		2,000	2,017
Australian Government Bond, 3.00%, 09/20/25	AUD	7,000	6,633
Bundesrepublic Deutschland, 3.75%, 01/04/15	EUR	8,700	12,619
Canadian Government Bond, 2.00%, 12/01/14	CAD	3,100	2,945
Canadian Government Bond, 2.50%, 06/01/15	CAD	14,600	14,093
Republic of Deutschland, 4.25%, 07/04/18	EUR	2,100	3,111
Societe Financement de l'Economie Francaise, 2.13%, 01/30/12 (e) (t)		400	406
Societe Financement de l'Economie Francaise, 0.50%, 07/16/12 (i) (t)		10,600	10,636
US Central Federal Credit Union, 1.90%, 10/19/12 (t)		6,600	6,661
			59,121
Treasury Inflation Index Securities - 79.5%
Australian Government Inflation Indexed Bond, 6.16%, 08/20/15 (r) (x)	AUD	1,200	1,801
Australian Government Inflation Indexed Bond, 5.71%, 08/20/20 (r) (x)	AUD	700	1,009
U.S. Treasury Inflation Indexed Bond, 2.00%, 04/15/12 (r)		63,860	66,883
U.S. Treasury Inflation Indexed Bond, 0.63%, 04/15/13, TBA (g) (r)		45,112	45,979
U.S. Treasury Inflation Indexed Bond, 1.88%, 07/15/13 (r)		88,607	93,751
U.S. Treasury Inflation Indexed Bond, 1.25%, 04/15/14, TBA (g) (r)		52,222	53,977
U.S. Treasury Inflation Indexed Bond, 1.88%, 07/15/15 (r)		7,353	7,781
U.S. Treasury Inflation Indexed Bond, 2.50%, 07/15/16, TBA (g) (r)		26,827	29,308
U.S. Treasury Inflation Indexed Bond, 1.63%, 01/15/18 (r)		62,166	63,598
U.S. Treasury Inflation Indexed Bond, 2.00%, 01/15/26, TBA (g) (r)		5,459	5,431
U.S. Treasury Inflation Indexed Bond, 2.38%, 01/15/27 (r)		74,681	77,831
U.S. Treasury Inflation Indexed Bond, 3.63%, 04/15/28, TBA (g) (r)		46,493	56,682
U.S. Treasury Inflation Indexed Note, 0.88%, 04/15/10 (r)		1,487	1,488
U.S. Treasury Inflation Indexed Note, 3.38%, 01/15/12 (r)		4,027	4,310
U.S. Treasury Inflation Indexed Note, 3.00%, 07/15/12 (r)		19,765	21,290
U.S. Treasury Inflation Indexed Note, 0.63%, 04/15/13 (o) (r)		718	731
U.S. Treasury Inflation Indexed Note, 1.25%, 04/15/14 (r)		921	952
U.S. Treasury Inflation Indexed Note, 2.00%, 07/15/14 (r)		21,037	22,379
U.S. Treasury Inflation Indexed Note, 1.63%, 01/15/15 (o) (r)		59,124	61,766
U.S. Treasury Inflation Indexed Note, 1.88%, 07/15/15 (o) (r)		58,709	62,130
U.S. Treasury Inflation Indexed Note, 2.00%, 01/15/16 (r)		30,241	32,084
U.S. Treasury Inflation Indexed Note, 2.50%, 07/15/16 (r)		9,657	10,550
U.S. Treasury Inflation Indexed Note, 2.63%, 07/15/17 (r)		24,465	26,888
U.S. Treasury Inflation Indexed Note, 1.63%, 01/15/18 (r)		1,241	1,270
U.S. Treasury Inflation Indexed Note, 1.38%, 07/15/18 (e) (r)		10,752	10,760
U.S. Treasury Inflation Indexed Note, 2.13%, 01/15/19 (e) (r)		14,937	15,734
U.S. Treasury Inflation Indexed Note, 1.88%, 07/15/19 (r)		2,740	2,822
U.S. Treasury Inflation Indexed Note, 1.38%, 01/15/20 (r)		40,082	39,286
U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/25 (r)		51,155	53,549
U.S. Treasury Inflation Indexed Note, 2.00%, 01/15/26 (r)		36,683	36,491
U.S. Treasury Inflation Indexed Note, 1.75%, 01/15/38 (o) (r)		51,840	49,074
U.S. Treasury Inflation Indexed Note, 3.63%, 04/15/28 (r)		4,260	5,194
U.S. Treasury Inflation Indexed Note, 2.50%, 01/15/29 (r)		43,600	46,087
U.S. Treasury Inflation Indexed Note, 3.88%, 04/15/29 (r)		28,603	36,303
U.S. Treasury Inflation Indexed Note, 2.13%, 02/15/40 (r)		26,968	26,734
			1,071,903
U.S. Treasury Securities - 0.2%
U.S. Treasury Note, 2.38%, 02/28/15, TBA (g)		2,700	2,681

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.8%
Federal Home Loan Mortgage Corp. - 0.4%
Federal Home Loan Mortgage Corp., 6.59%, 07/01/36 (i)		963	1,018
Federal Home Loan Mortgage Corp., 6.34%, 09/01/36 (i)		715	753
Federal Home Loan Mortgage Corp., 6.51%, 10/01/36 (i)		1,114	1,173
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 05/15/16		183	184
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 05/15/27		459	466
Federal Home Loan Mortgage Corp. REMIC, 1.67%, 10/25/44 (i)		837	801
Federal Home Loan Mortgage Corp. REMIC, 1.67%, 02/25/45 (i)		621	592
			4,987
Federal National Mortgage Association - 0.5%
Federal National Mortgage Association, 2.82%, 11/01/35 (i)		369	375
Federal National Mortgage Association, 5.62%, 03/01/36 (i)		687	718
Federal National Mortgage Association, 5.95%, 06/01/36 (i)		372	393
Federal National Mortgage Association REMIC, 5.00%, 02/25/17		450	463
Federal National Mortgage Association REMIC, 1.05%, 02/25/36 (i)		1,835	1,832
Federal National Mortgage Association REMIC, 0.31%, 07/25/37 (i)		1,104	1,058
Federal National Mortgage Association REMIC, 0.43%, 10/27/37		2,100	2,084
			6,923
Government National Mortgage Association - 0.8%
Government National Mortgage Association REMIC, 0.54%, 03/20/37 (i)		11,116	10,950

Small Business Administration Participation Certificates - 0.1%
Small Business Administration Participation Certificates, 5.29%, 12/01/27		1,660	1,782

Total Government and Agency Obligations (cost $1,158,465)			1,159,543

SHORT TERM INVESTMENTS - 14.7%
Certificates of Deposit - 1.6%
Barclays Bank Plc, 1.06%, 03/22/11 (i)		11,800	11,791
Sanpaolo IMI SpA, 0.89%, 06/09/10 (i)		9,300	9,302
			21,093
Federal Home Loan Bank - 0.3%
Federal Home Loan Bank, 0.00%, 04/01/10		4,000	4,000

Federal Home Loan Mortgage Corp. - 9.8%
Federal Home Loan Mortgage Corp., 0.21%, 07/23/10		126,100	126,033
Federal Home Loan Mortgage Corp., 0.23%, 08/03/10		6,900	6,895
			132,928
Mutual Funds - 0.2%
JNL Money Market Fund, 0.03% (a) (h)		2,210	2,210

Securities Lending Collateral - 2.7%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)		37,127	37,127

U.S. Treasury Securities - 0.1%
U.S. Treasury Bill, 0.21%, 08/26/10 (e) (m)		710	709

Total Short Term Investments (cost $198,059)			198,067

Total Investments - 139.7% (cost $1,884,101)			1,883,097
Other Assets and Liabilities, Net - (39.7%) (o)			(534,905)
Total Net Assets - 100%			$ 1,348,192

JNL/PIMCO Total Return Bond Fund
PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.0%
General Motors Corp., 5.25%, Series B (callable at 25.55 on 06/04/10) (d)		128	$ 1,092

FINANCIALS - 0.2%
American International Group Inc., Convertible Preferred, 8.50%, 08/01/11		44	447
Countrywide Financial Corp., 5.13%, 02/17/11	GBP	300	460
DG Funding Trust, 2.54% (callable at 10,000 beginning 06/30/10) (f) (p) (s) (u)		-	3,407
			4,314

Total Preferred Stocks (cost $5,705)			5,406

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 6.3%
Access Group Inc., 1.55%, 10/27/25 (i)		$ 7,937	8,245
Ally Auto Receivables Trust, 1.32%, 03/15/12 (t)		2,300	2,310
American Home Mortgage Investment Trust REMIC, 2.39%, 02/25/45 (i)		397	311
Amortizing Residential Collateral Trust REMIC, 0.83%, 07/25/32 (i)		15	14
Asset Backed Securities Corp. Home Equity REMIC, 0.52%, 09/25/34 (i)		294	247
Banc of America Commercial Mortgage Inc. REMIC, 5.93%, 05/10/45 (i)		2,000	2,072
Banc of America Commercial Mortgage Inc. REMIC, 5.84%, 06/10/49 (i)		2,830	2,550
Banc of America Funding Corp. REMIC, 3.01%, 05/25/35 (i)		572	526
Banc of America Mortgage Securities Inc. REMIC, 6.50%, 10/25/31		78	77
Banc of America Mortgage Securities Inc. REMIC, 6.50%, 09/25/33		37	38
Bank of America Auto Trust, 1.70%, 12/15/11 (t)		1,582	1,587
Bank of America Credit Card Trust, 0.83%, 04/15/13 (i)		1,800	1,803
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 3.52%, 11/25/34 (i)		1,649	1,393
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.14%, 11/25/34 (i)		496	443
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 2.93%, 03/25/35 (i)		4,380	4,146
Bear Stearns Alt-A Trust REMIC, 5.16%, 09/25/35 (i)		477	353
Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.33%, 02/11/44		300	289
Bear Stearns Structured Products Inc. REMIC, 5.60%, 01/26/36 (i)		1,398	862
Bear Stearns Structured Products Inc. REMIC, 5.62%, 12/26/46 (i)		796	489
Chase Issuance Trust, 1.76%, 09/15/15 (i)		12,800	13,319
Citigroup Mortgage Loan Trust Inc. REMIC, 4.70%, 12/25/35 (i)		222	203
Citigroup Mortgage Loan Trust Inc. REMIC, 0.31%, 05/25/37 (i)		1,793	1,352
Commercial Mortgage Pass-Through Certificates REMIC, 5.31%, 12/10/46		2,100	2,054
Countrywide Alternative Loan Trust REMIC, 0.43%, 05/25/47 (i)		932	488
Countrywide Asset-Backed Certificates REMIC, 0.36%, 10/25/46 (i)		136	133
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 3.51%, 11/25/34 (i)		1,148	973
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 3.39%, 02/20/35 (i)		1,937	1,645
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 5.25%, 02/20/36 (i)		271	203
Credit Suisse Mortgage Capital Certificates REMIC, 5.66%, 03/15/39 (i)		200	196
Credit Suisse Mortgage Capital Certificates REMIC, 5.70%, 09/15/40 (i)		7,800	6,990
CS First Boston Mortgage Securities Corp. REMIC, 0.84%, 03/25/32 (i) (t)		28	23
Equity One ABS Inc., 0.81%, 11/25/32 (i)		193	156
First Franklin Mortgage Loan Asset Backed Certificates REMIC, 0.29%, 01/25/38 (i)		147	145
Ford Credit Auto Owner Trust, (2009-C-A2) 2.00%, 12/15/11		656	658
GE Capital Commercial Mortgage Corp. REMIC, 4.23%, 12/10/37		1,167	1,182
GreenPoint Mortgage Funding Trust REMIC, 0.33%, 01/25/47 (i)		571	524
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39		1,000	972
Greenwich Capital Commercial Funding Corp. REMIC, 4.80%, 08/10/42 (i)		100	99
GS Mortgage Securities Corp. II, 0.34%, 03/06/20 (i) (t)		1,675	1,616
GSR Mortgage Loan Trust REMIC, 2.95%, 09/25/35 (i)		2,587	2,387
GSR Mortgage Loan Trust REMIC, 5.21%, 11/25/35 (i)		1,380	1,268
Harborview Mortgage Loan Trust REMIC, 0.46%, 05/19/35 (i)		206	123
Harborview Mortgage Loan Trust REMIC, 4.88%, 07/19/35 (i)		973	704
HFC Home Equity Loan Asset Backed Certificates REMIC, 0.53%, 01/20/34 (i)		1,341	1,192
HSI Asset Securitization Corp. Trust REMIC, 0.30%, 12/25/36 (i)		145	112
IndyMac ARM Trust REMIC, 2.46%, 01/25/32 (i)		1	-
IndyMac Index Mortgage Loan Trust REMIC, 2.98%, 01/25/36 (i)		1,033	643
IndyMac Index Mortgage Loan Trust REMIC, 0.34%, 11/25/46 (i)		153	151
JPMorgan Chase & Co. Adjustable Rate Mortgage Trust REMIC, 3.80%, 11/25/30 (i)		3	3
JPMorgan Chase & Co. Adjustable Rate Mortgage Trust REMIC, 3.40%, 02/25/33 (i)		15	13
JPMorgan Chase & Co. Adjustable Rate Mortgage Trust REMIC, 5.65%, 02/25/33 (i)		24	24
JPMorgan Chase & Co. Adjustable Rate Mortgage Trust REMIC, 2.92%, 04/25/33 (i)		97	87
JPMorgan Chase & Co. Adjustable Rate Mortgage Trust REMIC, 3.71%, 01/25/34 (i)		310	277
JPMorgan Chase & Co. Alt-A Trust REMIC, 3.48%, 05/25/35 (i)		743	529
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.47%, 01/12/45 (i)		700	713
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.33%, 05/15/47		1,900	1,853
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.44%, 06/12/47 (e)		11,300	11,045
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.42%, 01/15/49		6,400	6,165
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.79%, 02/12/51 (i)		14,500	14,466
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.88%, 02/15/51 (i)		700	684
JPMorgan Mortgage Acquisition Corp. REMIC, 0.30%, 06/25/37 (i)		7,130	6,399
JPMorgan Mortgage Trust REMIC, 5.02%, 02/25/35 (i)		510	504
JPMorgan Mortgage Trust REMIC, 5.75%, 01/25/36		564	485
Long Beach Mortgage Loan Trust REMIC, 0.53%, 10/25/34 (i)		34	29
MASTR Asset Backed Securities Trust REMIC, 0.30%, 01/25/37 (i)		570	187
MASTR Asset Backed Securities Trust REMIC, 0.33%, 05/25/37 (i)		384	366
Mellon Residential Funding Corp. REMIC, 2.61%, 10/20/29 (i)		218	206
Mellon Residential Funding Corp. REMIC, 0.71%, 06/15/30 (i)		498	420
Merrill Lynch Mortgage Investors Inc. REMIC, 2.84%, 05/25/33 (i)		764	718
Merrill Lynch Mortgage Investors Inc. REMIC, 0.46%, 02/25/36 (i)		454	327
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 6.15%, 07/12/17 (i)		10,700	10,594
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.49%, 03/12/51 (i)		1,500	1,375
Mid-State Trust REMIC, 8.33%, 04/01/30		10	11
MLCC Mortgage Investors Inc. REMIC, 1.25%, 10/25/35 (i)		217	174
MLCC Mortgage Investors Inc. REMIC, 0.50%, 11/25/35 (i)		364	304
Morgan Stanley Asset-Backed Securities Capital I REMIC, 0.29%, 01/25/37 (i)		277	270
Morgan Stanley Capital I REMIC, 0.32%, 10/15/20 (i) (t)		409	376
Morgan Stanley Capital I REMIC, 5.81%, 12/12/49		100	98
Morgan Stanley Re-REMIC Trust, 6.00%, 04/12/17 (i) (t)		800	807
Park Place Securities Inc. REMIC, 0.56%, 10/25/34 (i)		743	718
Prime Mortgage Trust REMIC, 0.65%, 02/25/19 (i)		14	13
Prime Mortgage Trust REMIC, 0.65%, 02/25/34 (i)		90	82
SBI Heloc Trust REMIC, 0.42%, 08/25/36 (i) (t)		106	102
Securitized Asset Backed Receivables LLC Trust REMIC, 0.31%, 12/25/36 (i)		379	144
Sequoia Mortgage Trust REMIC, 0.59%, 10/19/26 (i)		91	69
SLM Student Loan Trust, 0.55%, 01/26/15 (i)		472	472
SLM Student Loan Trust, 0.25%, 10/25/16 (i)		561	561
SLM Student Loan Trust, 1.75%, 04/25/23 (i)		11,786	12,188
SLM Student Loan Trust REMIC, 0.24%, 10/27/14 (i)		659	659
Structured Asset Mortgage Investments Inc. REMIC, 0.90%, 09/19/32 (i)		77	65
Structured Asset Mortgage Investments Inc. REMIC, 0.49%, 07/19/35 (i)		904	837
Structured Asset Mortgage Investments Inc. REMIC, 0.38%, 03/25/37 (i)		1,796	953
Structured Asset Securities Corp. REMIC, 2.92%, 02/25/32 (i)		3	2
Structured Asset Securities Corp. REMIC, 0.54%, 01/25/33 (i)		10	9
Structured Asset Securities Corp. REMIC, 0.30%, 10/25/36 (i)		230	228
Thornburg Mortgage Securities Trust REMIC, 0.37%, 06/25/36 (i)		2,569	2,506
Thornburg Mortgage Securities Trust REMIC, 0.36%, 12/25/36 (i)		724	706
Vendee Mortgage Trust REMIC, 6.50%, 09/15/24		602	625
Wachovia Bank Commercial Mortgage Trust REMIC, 0.33%, 06/15/20 (i) (t)		1,873	1,653
Wachovia Bank Commercial Mortgage Trust REMIC, 0.35%, 09/15/21 (i) (t)		6,208	5,538
Washington Mutual Mortgage Pass-Through Certificates REMIC, 2.86%, 02/25/31 (i)		14	12
Washington Mutual Mortgage Pass-Through Certificates REMIC, 1.87%, 08/25/42 (i)		192	137
Washington Mutual Mortgage Pass-Through Certificates REMIC, 1.66%, 11/25/42 (i)		111	82
Washington Mutual Mortgage Pass-Through Certificates REMIC, 0.54%, 10/25/45 (i)		209	161
Wells Fargo Mortgage Backed Securities Trust REMIC, 4.93%, 01/25/35 (i)		1,245	1,212
Wells Fargo Mortgage Backed Securities Trust REMIC, 4.95%, 03/25/36 (i)		1,108	975

Total Non-U.S. Government Agency Asset-Backed Securities (cost $161,389)			157,484

CORPORATE BONDS AND NOTES - 27.6%
CONSUMER DISCRETIONARY - 0.4%
Comcast Corp., 5.88%, 02/15/18		400	427
Comcast Corp., 6.45%, 03/15/37		400	407
Princeton University, 5.70%, 03/01/39		4,500	4,676
RH Donnelley Inc., 9.44%, 10/24/14 (i) (u)		260	255
RH Donnelley Inc., 9.44%, 10/24/14 (i) (u)		54	53
RH Donnelley Inc., 9.44%, 10/24/14 (i) (u)		260	255
Target Corp., 5.13%, 01/15/13		3,000	3,257
			9,330
CONSUMER STAPLES - 0.4%
Anheuser-Busch Cos. Inc., 5.50%, 01/15/18 (e)		100	105
Campbell Soup Co., 4.50%, 02/15/19		6,800	6,919
Kraft Foods Inc., 6.13%, 02/01/18		1,400	1,532
Kraft Foods Inc., 6.88%, 02/01/38		600	649
Philip Morris International Inc., 5.65%, 05/16/18 (e)		1,200	1,292
			10,497
ENERGY - 1.3%
El Paso Corp., 8.05%, 10/15/30 (e)		600	599
El Paso Corp., 7.80%, 08/01/31		800	786
Gaz Capital SA, 6.21%, 11/22/16 (t)		300	309
Kinder Morgan Energy Partners LP, 5.95%, 02/15/18 (e)		6,400	6,864
Peabody Energy Corp., 7.88%, 11/01/26		500	514
Petrobras International Finance Co., 7.88%, 03/15/19 (e)		11,700	13,684
Petroleos Mexica, 8.00%, 05/03/19 (e)		6,500	7,621
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27 (t)		500	485
Shell International Finance BV, 5.50%, 03/25/40		1,300	1,274
			32,136
FINANCIALS - 22.0%
Allstate Life Global Funding Trust, 5.38%, 04/30/13		1,900	2,070
American Express Bank FSB, 5.50%, 04/16/13		2,700	2,892
American Express Bank FSB, 6.00%, 09/13/17		300	322
American Express Centurion Bank, 6.00%, 09/13/17 (e)		300	322
American Express Co., 7.00%, 03/19/18		2,100	2,385
American General Finance Corp., 4.88%, 05/15/10		10,800	10,798
American General Finance Corp., 4.88%, 07/15/12		500	471
American General Finance Corp., 6.90%, 12/15/17		1,900	1,664
American International Group Inc., 4.00%, 09/20/11	EUR	2,500	3,355
American International Group Inc., 5.05%, 10/01/15		200	186
American International Group Inc., 5.85%, 01/16/18		18,100	16,818
American International Group Inc., 8.25%, 08/15/18 (e)		10,100	10,598
American International Group Inc., 6.25%, 05/01/36		6,800	5,930
American International Group Inc., 6.25%, 03/15/37 (i)		800	592
American International Group Inc., 8.18%, 05/15/58 (e) (i)		4,400	3,718
ANZ National International Ltd., 6.20%, 07/19/13 (t)		2,200	2,424
Bank of America Corp., 2.38%, 06/22/12 (e)		6,100	6,250
Bank of America Corp., 4.50%, 04/01/15 (e)		3,400	3,428
Bank of America Corp., 6.50%, 08/01/16 (e)		10,500	11,350
Bank of America Corp., 6.00%, 09/01/17		1,700	1,768
Bank of America NA, 0.54%, 06/15/16 (i)		700	626
Bank of America NA, 6.00%, 10/15/36 (e)		600	555
Bank of China Hong Kong Ltd., 5.55%, 02/11/20 (e) (t)		800	799
Barclays Bank Plc, 5.45%, 09/12/12		10,700	11,534
Barclays Bank Plc, 5.00%, 09/22/16		10,600	10,895
Barclays Bank Plc, 6.05%, 12/04/17 (t)		1,600	1,650
Barclays Bank Plc, 5.93% (callable at 100 on 12/15/16) (p) (t)		5,000	4,400
Barclays Bank Plc, 7.43% (callable at 100 on 12/15/17) (p) (t)		15,000	14,775
BNP Paribas, 5.19% (callable at 100 on 06/29/15) (p) (t)		4,100	3,608
Cemex 10 Capital SPV Ltd., 6.72% (callable at 100 beginning 12/31/16) (p) (t)		1,000	710
Chrysler Financial Co. LLC, Term Loan, 4.22%, 08/03/14 (i) (u)		1,450	1,454
Citibank NA, 1.88%, 06/04/12 (e)		400	405
Citigroup Capital XXI, 8.30%, 12/21/57 (e) (i)		9,800	9,922
Citigroup Funding Inc., 1.88%, 10/22/12		3,000	3,024
Citigroup Funding Inc., 2.25%, 12/10/12		1,800	1,829
Citigroup Inc., 2.13%, 04/30/12		5,400	5,499
Citigroup Inc., 1.88%, 05/07/12		2,600	2,634
Citigroup Inc., 5.50%, 08/27/12		1,500	1,581
Citigroup Inc., 5.63%, 08/27/12		1,000	1,048
Citigroup Inc., 5.30%, 10/17/12		600	630
Citigroup Inc., 5.50%, 04/11/13		13,900	14,606
Citigroup Inc., 5.85%, 07/02/13		400	420
Citigroup Inc., 5.50%, 10/15/14 (e)		10,900	11,280
Citigroup Inc., 6.00%, 08/15/17 (e)		2,200	2,250
Citigroup Inc., 8.50%, 05/22/19 (e)		1,000	1,167
Citigroup Inc., 6.13%, 08/25/36		1,700	1,483
Countrywide Financial Corp., 5.80%, 06/07/12		2,300	2,445
Credit Agricole SA, 0.30%, 05/28/10 (i) (t)		1,600	1,600
Credit Agricole SA, 8.38% (callable at 100 beginning 10/13/19) (p) (t)		15,500	16,779
Deutsche Bank AG London, 6.00%, 09/01/17 (e)		3,000	3,289
Dexia Credit Local, 0.93%, 09/23/11 (i) (t)		5,600	5,640
ENEL Finance International SA, 6.25%, 09/15/17 (t)		4,700	5,106
Export-Import Bank of China, 4.88%, 07/21/15 (t)		200	212
Export-Import Bank of Korea, 5.88%, 01/14/15		9,700	10,456
FCE Bank Plc, 7.13%, 01/16/12	EUR	4,000	5,524
Fifth Third Bancorp, 8.25%, 03/01/38		10,200	10,718
Ford Motor Credit Co. LLC, 7.88%, 06/15/10		1,000	1,009
Ford Motor Credit Co. LLC, 7.38%, 02/01/11		2,400	2,460
Ford Motor Credit Co. LLC, 7.00%, 10/01/13		500	517
General Electric Capital Corp., 3.00%, 12/09/11		3,000	3,100
General Electric Capital Corp., 2.20%, 06/08/12		6,700	6,824
General Electric Capital Corp., 2.00%, 09/28/12		3,500	3,548
General Electric Capital Corp., 2.13%, 12/21/12		1,500	1,520
General Electric Capital Corp., 2.63%, 12/28/12		2,700	2,773
General Electric Capital Corp., 0.49%, 01/08/16 (i)		200	183
General Electric Capital Corp., 5.50%, 09/15/67	EUR	6,100	7,044
General Electric Capital Corp., 6.38%, 11/15/67 (i)		3,200	3,004
GMAC Inc., 6.00%, 12/15/11		200	200
GMAC Inc., 8.30%, 02/12/15 (t)		1,400	1,470
GMAC Inc., 8.00%, 11/01/31 (u)		10,000	9,550
Goldman Sachs Group Inc., 6.88%, 01/15/11		6,500	6,805
Goldman Sachs Group Inc., 5.63%, 01/15/17		2,200	2,254
Goldman Sachs Group Inc., 6.25%, 09/01/17 (e)		4,400	4,732
Goldman Sachs Group Inc., 5.95%, 01/18/18		1,200	1,259
Goldman Sachs Group Inc., 6.15%, 04/01/18		600	635
Goldman Sachs Group Inc., 6.75%, 10/01/37 (e)		6,300	6,292
HSBC Holdings Plc, 6.50%, 05/02/36		500	515
HSBC Holdings Plc, 6.50%, 09/15/37		700	726
ING Bank NV, 1.09%, 03/30/12 (f) (i) (s) (u)		21,700	21,696
International Lease Finance Corp., 4.95%, 02/01/11 (e)		725	726
International Lease Finance Corp., 5.55%, 09/05/12		4,200	4,090
JPMorgan Chase & Co., 0.37%, 05/18/10 (i)		5,600	5,600
JPMorgan Chase & Co., 4.55%, 06/23/10		3,400	3,427
JPMorgan Chase & Co., 0.46%, 08/15/11 (i)		100	100
JPMorgan Chase & Co., 6.95%, 08/10/12		3,500	3,877
JPMorgan Chase & Co., 6.00%, 01/15/18		1,200	1,303
JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (p)		4,200	4,478
JPMorgan Chase Bank NA, 6.00%, 10/01/17		4,100	4,371
JPMorgan Chase Capital XX, 6.55%, 09/29/36 (i)		300	282
LBG Capital No.1 Plc, 8.50%, (callable at 100 on 12/17/21) (p)		200	173
LeasePlan Corp. NV, 3.13%, 02/10/12	EUR	3,500	4,874
Lehman Brothers Holdings Inc., 3.29%, 11/24/08 (d) (i)		4,800	1,104
Lehman Brothers Holdings Inc., 3.26%, 12/23/08 (d) (i)		200	46
Lehman Brothers Holdings Inc., 1.52%, 04/03/09 (d) (i)		600	138
Lehman Brothers Holdings Inc., 0.71%, 11/10/09 (d) (i)		900	207
Lehman Brothers Holdings Inc., 0.54%, 11/16/09 (d) (i)		400	92
Lehman Brothers Holdings Inc., 0.39%, 05/25/10 (d) (i)		1,100	253
Lehman Brothers Holdings Inc., 0.47%, 07/18/11 (d) (i)		1,100	253
Lehman Brothers Holdings Inc., 5.63%, 01/24/13 (d)		1,600	376
Lehman Brothers Holdings Inc., 6.20%, 09/26/14 (d)		1,700	395
Lehman Brothers Holdings Inc., 6.88%, 05/02/18 (d)		1,000	236
Merrill Lynch & Co. Inc., 0.45%, 07/25/11 (i)		1,900	1,889
Merrill Lynch & Co. Inc., 6.05%, 08/15/12		600	641
Merrill Lynch & Co. Inc., 6.40%, 08/28/17		1,900	2,002
MetLife Global Funding Inc., 0.29%, 05/17/10 (i) (t)		3,000	3,001
MetLife Inc., 6.40%, 12/15/36 (i)		500	448
Metropolitan Life Global Funding I, 0.70%, 07/13/11 (i) (t)		14,500	14,482
Morgan Stanley, 2.35%, 05/14/10 (i)		3,700	3,708
Morgan Stanley, 6.60%, 04/01/12		2,500	2,712
Morgan Stanley, 6.25%, 08/28/17		1,200	1,260
Morgan Stanley, 5.95%, 12/28/17		1,800	1,849
National Australia Bank Ltd., 5.35%, 06/12/13 (t)		1,900	2,048
Nationwide Building Society, 4.65%, 02/25/15 (e) (t)		3,500	3,491
Nationwide Life Global Funding I, 5.45%, 10/02/12 (t)		16,200	16,689
Northern Rock Plc, 5.63%, 06/22/17 (s) (u)		16,000	15,648
Pacific LifeCorp., 6.00%, 02/10/20 (t)		900	878
Petroleum Export Ltd., 5.27%, 06/15/11 (t)		79	78
Principal Life Income Funding Trusts, 5.30%, 04/24/13 (e)		1,700	1,825
RBS Capital Trust I, 4.71% (callable at 100 beginning 07/01/13) (p)		800	476
Resona Bank Ltd., 5.85% (callable at 100 on 04/15/16) (p) (t)		300	283
Royal Bank of Scotland Group Plc, 6.99% (callable at 100 beginning 10/05/17) (e) (p) (t)		2,100	1,491
Royal Bank of Scotland Plc, 0.65%, 04/08/11 (i) (t)		8,100	8,114
Royal Bank of Scotland Plc, 3.00%, 12/09/11 (e) (t)		3,800	3,906
Royal Bank of Scotland Plc, 2.63%, 05/11/12 (t)		1,200	1,225
Royal Bank of Scotland Plc, 4.88%, 08/25/14 (t)		400	403
Santander US Debt SA Unipersonal, 1.09%, 03/30/12 (i) (t)		13,100	13,092
SLM Corp., 5.40%, 10/25/11		5,324	5,374
SLM Corp., 5.13%, 08/27/12		500	497
SLM Corp., 3.13%, 09/17/12	EUR	2,500	3,191
SLM Corp., 8.45%, 06/15/18		3,400	3,439
SLM Corp., 5.63%, 08/01/33		800	617
Sovereign Bancorp Inc., 4.90%, 09/23/10		5,000	5,078
State Street Capital Trust III, 8.25%, 03/15/42 (i)		1,700	1,760
State Street Capital Trust IV, 1.26%, 06/15/37 (i)		200	150
Svenska Handelsbanken AB, 1.26%, 09/14/12 (i) (t)		17,000	17,123
Temasek Financial I Ltd., 4.30%, 10/25/19 (e) (t)		1,800	1,781
TNK-BP Finance SA, 6.13%, 03/20/12 (t)		300	312
TransCapitalInvest Ltd., 8.70%, 08/07/18 (e) (t)		800	960
UBS AG Stamford, 1.35%, 02/23/12 (i)		2,600	2,611
UBS AG Stamford, 5.88%, 12/20/17		1,200	1,243
UBS Preferred Funding Trust V, 6.24% (callable at 100 on 05/15/16) (p)		10,000	9,000
USB Capital IX, 6.19% (callable at 100 beginning 04/15/11) (p)		200	171
Wachovia Corp., 0.43%, 10/15/11 (i)		3,200	3,186
Wachovia Corp., 5.75%, 02/01/18		4,300	4,571
Wells Fargo & Co., 7.98% (callable at 100 on 03/15/18) (p)		2,400	2,508
Westpac Banking Corp., 0.78%, 07/16/14 (i) (t)		1,000	1,006
ZFS Finance USA Trust I, 5.88%, 05/09/32 (i) (t)		175	164
			548,792
HEALTH CARE - 0.8%
Amgen Inc., 6.15%, 06/01/18 (e)		7,300	8,215
AstraZeneca Plc, 5.90%, 09/15/17		600	670
AstraZeneca Plc, 6.45%, 09/15/37		600	668
Novartis Capital Corp., 4.13%, 02/10/14		5,800	6,141
Roche Holdings Inc., 7.00%, 03/01/39 (l) (t)		3,600	4,276
UnitedHealth Group Inc., 4.88%, 02/15/13		1,600	1,711
			21,681
INDUSTRIALS - 0.1%
Union Pacific Corp., 5.70%, 08/15/18		4,000	4,209

INFORMATION TECHNOLOGY - 1.1%
Dell Inc., 4.70%, 04/15/13		3,600	3,867
International Business Machines Corp., 5.70%, 09/14/17 (e)		13,200	14,628
Oracle Corp., 4.95%, 04/15/13		4,200	4,563
Oracle Corp., 5.75%, 04/15/18		4,100	4,497
			27,555
MATERIALS - 0.3%
Corp. Nacional del Cobre de Chile, 7.50%, 01/15/19 (t)		1,900	2,238
Corp. Nacional del Cobre de Chile, 6.15%, 10/24/36 (t)		200	206
Nucor Corp., 5.75%, 12/01/17		2,400	2,593
Rohm & Haas Co., 6.00%, 09/15/17 (e)		900	956
Vale Overseas Ltd., 6.25%, 01/23/17		300	325
Vale Overseas Ltd., 6.88%, 11/21/36 (e)		300	310
			6,628
TELECOMMUNICATION SERVICES - 1.0%
AT&T Inc., 4.95%, 01/15/13		2,000	2,148
AT&T Inc., 5.50%, 02/01/18 (e)		2,000	2,123
AT&T Inc., 6.30%, 01/15/38 (e)		1,400	1,421
Qwest Corp., 7.63%, 06/15/15		800	874
Telecom Italia Capital SA, 0.91%, 07/18/11 (i)		1,900	1,892
Verizon Wireless Capital LLC, 2.85%, 05/20/11 (e) (i)		4,900	5,043
Verizon Wireless Capital LLC, 5.25%, 02/01/12		9,900	10,550
			24,051
UTILITIES - 0.2%
Electricite de France SA, 5.50%, 01/26/14 (t)		1,600	1,757
Electricite de France SA, 6.50%, 01/26/19 (t)		1,600	1,795
Electricite de France SA, 6.95%, 01/26/39 (t)		1,600	1,837
Virginia Electric & Power Co., 6.35%, 11/30/37		200	217
			5,606

Total Corporate Bonds and Notes (cost $663,793)			690,485

GOVERNMENT AND AGENCY OBLIGATIONS - 33.5%
GOVERNMENT SECURITIES - 10.0%
Municipals - 2.2%
Buckeye Tobacco Settlement Financing Authority (insured by AMBAC Assurance Corp.), 5.88%, 06/01/30		1,000	842
California Infrastructure & Economic Development Bank, 6.49%, 05/15/49		1,000	989
California State University, 6.43%, 11/01/30		1,400	1,396
Chicago Transit Authority, 6.30%, 12/01/21		100	106
Chicago Transit Authority, 6.30%, 12/01/21		200	211
Chicago Transit Authority, 6.20%, 12/01/40		1,000	990
Chicago Transit Authority, 6.90%, 12/01/40		2,100	2,240
Chicago Transit Authority, 6.90%, 12/01/40		2,000	2,134
County of Clark NV, 6.82%, 07/01/45		1,600	1,642
Golden State Tobacco Securitization Corp., 5.75%, 06/01/47		6,900	4,859
Illinois Municipal Electric Agency, 6.83%, 02/01/35		1,800	1,869
Los Angeles Unified School District, 6.76%, 07/01/34		3,100	3,205
Los Angeles Unified School District Municipal Bond - Series A-1 (insured by FSA), 4.50%, 07/01/22		3,600	3,694
Los Angeles Unified School District Municipal Bond (insured by National Public Finance Guarantee Corp), 4.50%, 01/01/28		6,300	5,944
New Jersey State Turnpike Authority, 7.41%, 01/01/40		7,800	9,083
North Carolina Turnkpike Authority Series B, 6.70%, 01/01/39		2,000	2,084
San Diego Tobacco Settlement Revenue Funding Corp., 7.13%, 06/01/32		840	676
State of California, 7.95%, 03/01/36		600	615
State of California Various Purpose Bond, 7.50%, 04/01/34		600	619
State of California Various Purpose Bond, 5.65%, 04/01/39 (i)		600	624
State of California Various Purpose Bond, 7.55%, 04/01/39		600	620
State of Illinois, 4.07%, 01/01/14		2,400	2,419
State of Iowa, 6.75%, 06/01/34		4,100	4,234
State of Texas, 4.75%, 04/01/35		500	506
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23		240	204
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47		1,725	1,367
Washington State Municipal Bond (insured by National Public Finance Guarantee Corp), 0.00%, 12/01/20 (j)		1,400	901
			54,073
Sovereign - 2.5%
Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/17	BRL	2,600	1,350
Bundesrepublik Deutschland, 3.25%, 01/04/20	EUR	25,900	35,427
Canadian Government Bond, 2.00%, 12/01/14	CAD	5,500	5,225
Canadian Government Bond, 4.50%, 06/01/15	CAD	700	742
Fortis Bank Nederland Holding, 3.00%, 04/17/12	EUR	500	697
France Government Bond, 3.50%, 04/25/20	EUR	3,400	4,617
Republic of Korea, 7.73%, 08/10/15 (e)		7,200	7,308
Societe Financement de l'Economie Francaise, 2.13%, 05/20/12	EUR	300	414
Societe Financement de l'Economie Francaise, 0.50%, 07/16/12 (i) (t)		2,000	2,007
Societe Financement de l'Economie Francaise, 3.38%, 05/05/14 (l) (t)		4,200	4,358
South Africa Government International Bond, 5.88%, 05/30/22		100	102
United Mexican States, 6.05%, 01/11/40		1,500	1,496
			63,743
Treasury Securities - 5.3%
French Treasury Note, 2.50%, 01/15/15	EUR	3,900	5,321
U.S. Treasury Bond, 5.38%, 02/15/31		2,400	2,655
U.S. Treasury Bond, 4.38%, 02/15/38		2,400	2,282
U.S. Treasury Bond, 3.50%, 02/15/39		5,300	4,289
U.S. Treasury Bond, 4.25%, 05/15/39 (o)		11,400	10,563
U.S. Treasury Bond, 4.50%, 08/15/39		1,400	1,352
U.S. Treasury Bond, 4.38%, 11/15/39 (o)		14,300	13,522
U.S. Treasury Note, 0.88%, 01/31/12		36,000	35,958
U.S. Treasury Note, 0.88%, 02/29/12		8,500	8,482
U.S. Treasury Note, 1.38%, 03/15/13 (e)		8,200	8,152
U.S. Treasury Note, 3.25%, 03/31/17		12,500	12,484
U.S. Treasury Note, 3.63%, 02/15/20 (e) (o)		28,300	27,818
			132,878

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 23.5%
Federal Home Loan Bank - 0.0%
Federal Home Loan Bank, 1.00%, 12/28/11		800	800

Federal Home Loan Mortgage Corp. - 4.5%
Federal Home Loan Mortgage Corp., 1.13%, 06/01/11		7,100	7,137
Federal Home Loan Mortgage Corp., 0.20%, 09/19/11 (i) (o)		18,500	18,490
Federal Home Loan Mortgage Corp., 1.13%, 12/15/11		1,000	1,002
Federal Home Loan Mortgage Corp., 6.00%, 03/01/16		15	16
Federal Home Loan Mortgage Corp., 6.00%, 03/01/16		12	13
Federal Home Loan Mortgage Corp., 6.00%, 03/01/16		5	5
Federal Home Loan Mortgage Corp., 6.00%, 08/01/16		16	17
Federal Home Loan Mortgage Corp., 6.00%, 08/01/26		2,147	2,313
Federal Home Loan Mortgage Corp., 3.28%, 07/01/27 (i)		1	1
Federal Home Loan Mortgage Corp., 6.00%, 09/01/27		5,135	5,514
Federal Home Loan Mortgage Corp., 7.50%, 03/01/32 (f)		182	182
Federal Home Loan Mortgage Corp., 5.50%, 04/01/35, TBA (g)		4,000	4,224
Federal Home Loan Mortgage Corp., 6.00%, 05/01/35, TBA (g)		39,000	41,712
Federal Home Loan Mortgage Corp., 5.50%, 05/01/35, TBA (g)		16,000	16,840
Federal Home Loan Mortgage Corp., 5.50%, 12/01/36		521	551
Federal Home Loan Mortgage Corp., 6.00%, 04/01/38		132	144
Federal Home Loan Mortgage Corp., 6.00%, 04/01/38		261	284
Federal Home Loan Mortgage Corp., 6.00%, 04/01/38		40	44
Federal Home Loan Mortgage Corp., 6.00%, 04/01/38		45	49
Federal Home Loan Mortgage Corp., 6.00%, 04/01/38		514	553
Federal Home Loan Mortgage Corp. REMIC, 0.40%, 07/15/19 (i)		1,302	1,294
Federal Home Loan Mortgage Corp. REMIC, 0.38%, 08/15/19		2,996	2,977
Federal Home Loan Mortgage Corp. REMIC, 7.00%, 05/15/23		302	345
Federal Home Loan Mortgage Corp. REMIC, 0.70%, 11/15/30 (i)		5	5
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 03/15/34		8,118	7,406
Federal Home Loan Mortgage Corp. REMIC, 0.29%, 12/25/36 (i)		1,896	1,834
Federal Home Loan Mortgage Corp. REMIC, 1.67%, 02/25/45 (i)		99	95
			113,047
Federal National Mortgage Association - 17.9%
Federal National Mortgage Association, 1.75%, 05/07/13		14,500	14,463
Federal National Mortgage Association, 6.00%, 04/01/16		46	49
Federal National Mortgage Association, 6.00%, 04/01/16		34	37
Federal National Mortgage Association, 6.00%, 04/01/16		18	20
Federal National Mortgage Association, 6.00%, 05/01/16		43	46
Federal National Mortgage Association, 6.00%, 08/01/16		26	29
Federal National Mortgage Association, 6.00%, 09/01/16		10	11
Federal National Mortgage Association, 6.00%, 11/01/16		35	38
Federal National Mortgage Association, 6.00%, 11/01/16		16	17
Federal National Mortgage Association, 5.50%, 12/01/16		65	70
Federal National Mortgage Association, 5.50%, 12/01/16		10	10
Federal National Mortgage Association, 5.50%, 12/01/16		37	39
Federal National Mortgage Association, 5.50%, 01/01/17		6	7
Federal National Mortgage Association, 5.50%, 01/01/17		14	15
Federal National Mortgage Association, 5.50%, 01/01/17		27	29
Federal National Mortgage Association, 6.00%, 02/01/17		11	12
Federal National Mortgage Association, 6.00%, 02/01/17		2	2
Federal National Mortgage Association, 5.50%, 03/01/17		43	46
Federal National Mortgage Association, 6.00%, 03/01/17		15	16
Federal National Mortgage Association, 6.00%, 03/01/17		28	30
Federal National Mortgage Association, 6.00%, 03/01/17		8	9
Federal National Mortgage Association, 6.00%, 04/01/17		9	10
Federal National Mortgage Association, 6.00%, 04/01/17		36	39
Federal National Mortgage Association, 6.00%, 04/01/17		3	3
Federal National Mortgage Association, 6.00%, 05/01/17		5	6
Federal National Mortgage Association, 6.00%, 05/01/17		9	9
Federal National Mortgage Association, 5.50%, 10/01/17		41	45
Federal National Mortgage Association, 6.00%, 10/01/17		42	45
Federal National Mortgage Association, 5.50%, 11/01/17		2	2
Federal National Mortgage Association, 5.50%, 11/01/17		25	27
Federal National Mortgage Association, 5.50%, 05/01/21		76	81
Federal National Mortgage Association, 5.50%, 06/01/21		20	22
Federal National Mortgage Association, 5.50%, 10/01/21		1,006	1,080
Federal National Mortgage Association, 5.50%, 03/01/22		132	142
Federal National Mortgage Association, 5.50%, 04/01/22		550	589
Federal National Mortgage Association, 5.50%, 04/01/22		103	110
Federal National Mortgage Association, 5.50%, 05/01/22		124	133
Federal National Mortgage Association, 5.50%, 05/01/22		26	28
Federal National Mortgage Association, 5.50%, 05/01/22		91	98
Federal National Mortgage Association, 5.50%, 06/01/22		184	197
Federal National Mortgage Association, 5.50%, 06/01/22		38	40
Federal National Mortgage Association, 5.50%, 09/01/22		141	151
Federal National Mortgage Association, 5.50%, 10/01/22		21	22
Federal National Mortgage Association, 5.50%, 12/01/22		109	116
Federal National Mortgage Association, 5.50%, 12/01/22		128	137
Federal National Mortgage Association, 5.50%, 01/01/23		365	391
Federal National Mortgage Association, 5.50%, 01/01/23		179	192
Federal National Mortgage Association, 5.50%, 02/01/23		220	236
Federal National Mortgage Association, 5.50%, 03/01/23		98	105
Federal National Mortgage Association, 5.50%, 04/01/23		232	248
Federal National Mortgage Association, 5.50%, 05/01/23		375	402
Federal National Mortgage Association, 5.50%, 06/01/23		142	152
Federal National Mortgage Association, 5.50%, 06/01/23		61	66
Federal National Mortgage Association, 5.50%, 07/01/23		367	394
Federal National Mortgage Association, 5.50%, 07/01/23		246	263
Federal National Mortgage Association, 5.50%, 07/01/23		136	146
Federal National Mortgage Association, 5.50%, 07/01/23		382	409
Federal National Mortgage Association, 5.50%, 08/01/23		130	139
Federal National Mortgage Association, 5.50%, 09/01/23		391	419
Federal National Mortgage Association, 5.50%, 09/01/23		192	206
Federal National Mortgage Association, 5.50%, 09/01/23		70	75
Federal National Mortgage Association, 5.50%, 12/01/23		1,197	1,281
Federal National Mortgage Association, 6.00%, 12/01/26		4,809	5,140
Federal National Mortgage Association, 6.00%, 02/01/27		2,667	2,851
Federal National Mortgage Association, 6.00%, 06/01/27		3,464	3,697
Federal National Mortgage Association, 6.00%, 08/01/27		4,779	5,100
Federal National Mortgage Association, 6.00%, 09/01/27		5,266	5,620
Federal National Mortgage Association, 6.00%, 10/01/27		5,006	5,342
Federal National Mortgage Association, 6.00%, 11/01/27		10,359	11,056
Federal National Mortgage Association, 6.50%, 07/01/29		1	1
Federal National Mortgage Association, 6.50%, 12/01/29		1	1
Federal National Mortgage Association, 5.50%, 11/01/32		49	52
Federal National Mortgage Association, 5.50%, 11/01/32		373	396
Federal National Mortgage Association, 5.50%, 11/01/32		419	445
Federal National Mortgage Association, 5.50%, 11/01/32		340	361
Federal National Mortgage Association, 6.00%, 01/01/33		1,261	1,351
Federal National Mortgage Association, 6.00%, 03/01/33		30	33
Federal National Mortgage Association, 5.50%, 05/01/33, TBA (g)		468	496
Federal National Mortgage Association, 5.50%, 10/01/33		13	14
Federal National Mortgage Association, 5.50%, 11/01/33		15	16
Federal National Mortgage Association, 5.50%, 11/01/33		325	344
Federal National Mortgage Association, 5.50%, 11/01/33		11	12
Federal National Mortgage Association, 5.50%, 11/01/33		161	171
Federal National Mortgage Association, 5.50%, 12/01/33		134	143
Federal National Mortgage Association, 5.50%, 12/01/33		252	268
Federal National Mortgage Association, 5.50%, 01/01/34		56	59
Federal National Mortgage Association, 5.50%, 02/01/34		197	209
Federal National Mortgage Association, 5.50%, 02/01/34		495	525
Federal National Mortgage Association, 5.50%, 02/01/34		272	288
Federal National Mortgage Association, 5.50%, 03/01/34		325	344
Federal National Mortgage Association, 5.50%, 03/01/34		212	224
Federal National Mortgage Association, 5.50%, 03/01/34		1,271	1,346
Federal National Mortgage Association, 5.50%, 04/01/34		12	12
Federal National Mortgage Association, 5.50%, 04/01/34		3,461	3,663
Federal National Mortgage Association, 5.50%, 04/01/34		200	212
Federal National Mortgage Association, 6.00%, 04/15/34, TBA (g)		1,000	1,062
Federal National Mortgage Association, 5.50%, 05/01/34		794	843
Federal National Mortgage Association, 5.50%, 06/01/34		1,349	1,429
Federal National Mortgage Association, 5.50%, 11/01/34		778	824
Federal National Mortgage Association, 6.00%, 12/01/34		7	7
Federal National Mortgage Association, 2.69%, 01/01/35 (i)		2,064	2,084
Federal National Mortgage Association, 6.00%, 07/01/35		247	265
Federal National Mortgage Association, 6.00%, 09/01/35		45	48
Federal National Mortgage Association, 6.00%, 03/01/36		1,377	1,469
Federal National Mortgage Association, 5.50%, 05/01/36, TBA (g)		5,000	5,251
Federal National Mortgage Association, 6.00%, 05/01/36		1,120	1,195
Federal National Mortgage Association, 6.00%, 05/11/36, TBA (g)		150,000	160,031
Federal National Mortgage Association, 6.50%, 05/11/36, TBA (g)		5,000	5,403
Federal National Mortgage Association, 6.00%, 06/01/36		1,007	1,075
Federal National Mortgage Association, 6.00%, 07/01/36		50	53
Federal National Mortgage Association, 6.00%, 08/01/36		391	417
Federal National Mortgage Association, 6.00%, 08/01/36		96	103
Federal National Mortgage Association, 6.00%, 08/01/36		1,105	1,179
Federal National Mortgage Association, 6.00%, 08/01/36		397	424
Federal National Mortgage Association, 6.00%, 08/01/36		470	501
Federal National Mortgage Association, 6.00%, 08/01/36		72	77
Federal National Mortgage Association, 5.50%, 09/01/36		3,272	3,472
Federal National Mortgage Association, 6.00%, 09/01/36		874	933
Federal National Mortgage Association, 6.00%, 09/01/36		1,282	1,369
Federal National Mortgage Association, 6.00%, 09/01/36		3,396	3,624
Federal National Mortgage Association, 6.00%, 09/01/36		433	462
Federal National Mortgage Association, 6.00%, 09/01/36		284	303
Federal National Mortgage Association, 6.50%, 09/01/36		29	32
Federal National Mortgage Association, 5.50%, 10/01/36		642	678
Federal National Mortgage Association, 6.00%, 10/01/36		10,879	11,612
Federal National Mortgage Association, 6.00%, 10/01/36		628	670
Federal National Mortgage Association, 5.50%, 12/01/36		45	47
Federal National Mortgage Association, 5.50%, 12/01/36		2,257	2,382
Federal National Mortgage Association, 6.00%, 12/01/36		589	629
Federal National Mortgage Association, 5.50%, 01/01/37		538	568
Federal National Mortgage Association, 5.50%, 01/01/37		1,976	2,086
Federal National Mortgage Association, 6.00%, 01/01/37		92	98
Federal National Mortgage Association, 5.50%, 02/01/37		3,840	4,051
Federal National Mortgage Association, 5.50%, 02/01/37		10,664	11,258
Federal National Mortgage Association, 5.50%, 02/01/37		138	145
Federal National Mortgage Association, 6.00%, 02/01/37		39	41
Federal National Mortgage Association, 6.00%, 02/01/37		763	814
Federal National Mortgage Association, 6.50%, 02/01/37		176	191
Federal National Mortgage Association, 6.50%, 02/01/37		146	159
Federal National Mortgage Association, 6.00%, 03/01/37		267	285
Federal National Mortgage Association, 6.00%, 04/01/37		200	213
Federal National Mortgage Association, 6.00%, 04/01/37		19	21
Federal National Mortgage Association, 6.00%, 04/01/37		356	379
Federal National Mortgage Association, 6.00%, 05/01/37		97	103
Federal National Mortgage Association, 6.00%, 06/01/37		3,616	3,847
Federal National Mortgage Association, 6.00%, 06/01/37		2,302	2,449
Federal National Mortgage Association, 6.00%, 06/01/37		691	735
Federal National Mortgage Association, 6.00%, 07/01/37		3,261	3,469
Federal National Mortgage Association, 6.00%, 07/01/37		218	232
Federal National Mortgage Association, 6.00%, 07/01/37		32	35
Federal National Mortgage Association, 6.00%, 08/01/37		511	544
Federal National Mortgage Association, 6.00%, 08/01/37		585	622
Federal National Mortgage Association, 6.00%, 08/01/37		147	156
Federal National Mortgage Association, 6.00%, 08/01/37		218	232
Federal National Mortgage Association, 6.00%, 08/01/37		711	756
Federal National Mortgage Association, 6.00%, 08/01/37		12,013	12,781
Federal National Mortgage Association, 6.00%, 08/01/37		766	815
Federal National Mortgage Association, 6.00%, 08/01/37		179	191
Federal National Mortgage Association, 6.00%, 08/01/37		187	199
Federal National Mortgage Association, 6.00%, 08/01/37		91	97
Federal National Mortgage Association, 6.00%, 08/01/37		295	314
Federal National Mortgage Association, 6.00%, 09/01/37		1,409	1,499
Federal National Mortgage Association, 6.00%, 09/01/37		553	588
Federal National Mortgage Association, 6.00%, 09/01/37		111	118
Federal National Mortgage Association, 6.00%, 09/01/37		489	520
Federal National Mortgage Association, 6.00%, 09/01/37		317	337
Federal National Mortgage Association, 6.00%, 09/01/37		620	659
Federal National Mortgage Association, 6.00%, 09/01/37		579	616
Federal National Mortgage Association, 6.00%, 09/01/37		85	91
Federal National Mortgage Association, 6.00%, 10/01/37		823	876
Federal National Mortgage Association, 6.00%, 10/01/37		127	135
Federal National Mortgage Association, 6.00%, 10/01/37		473	504
Federal National Mortgage Association, 6.00%, 10/01/37		4,300	4,575
Federal National Mortgage Association, 6.00%, 10/01/37		507	539
Federal National Mortgage Association, 6.00%, 10/01/37		203	216
Federal National Mortgage Association, 6.00%, 10/01/37		703	748
Federal National Mortgage Association, 6.00%, 10/01/37		387	411
Federal National Mortgage Association, 6.00%, 10/01/37		83	88
Federal National Mortgage Association, 6.00%, 10/01/37		46	49
Federal National Mortgage Association, 6.00%, 10/01/37		686	729
Federal National Mortgage Association, 6.50%, 10/01/37		40	43
Federal National Mortgage Association, 6.00%, 11/01/37		45	47
Federal National Mortgage Association, 6.00%, 11/01/37		5,131	5,459
Federal National Mortgage Association, 6.00%, 11/01/37		399	424
Federal National Mortgage Association, 6.00%, 11/01/37		225	239
Federal National Mortgage Association, 6.00%, 11/01/37		932	991
Federal National Mortgage Association, 6.00%, 11/01/37		562	598
Federal National Mortgage Association, 6.00%, 12/01/37		145	154
Federal National Mortgage Association, 6.00%, 12/01/37		383	408
Federal National Mortgage Association, 6.00%, 12/01/37		429	457
Federal National Mortgage Association, 6.00%, 01/01/38		69	73
Federal National Mortgage Association, 6.00%, 01/01/38		550	586
Federal National Mortgage Association, 6.00%, 01/01/38		118	125
Federal National Mortgage Association, 6.00%, 01/01/38		500	532
Federal National Mortgage Association, 6.00%, 01/01/38		5,831	6,204
Federal National Mortgage Association, 6.00%, 01/01/38		698	742
Federal National Mortgage Association, 6.00%, 01/01/38		1,817	1,933
Federal National Mortgage Association, 6.00%, 02/01/38		325	346
Federal National Mortgage Association, 6.00%, 03/01/38		4,259	4,531
Federal National Mortgage Association, 6.00%, 03/01/38		1,956	2,081
Federal National Mortgage Association, 6.50%, 03/01/38		58	63
Federal National Mortgage Association, 6.00%, 04/01/38		796	847
Federal National Mortgage Association, 6.00%, 05/01/38		995	1,058
Federal National Mortgage Association, 6.00%, 05/01/38		2,000	2,128
Federal National Mortgage Association, 6.00%, 05/01/38		20,906	22,243
Federal National Mortgage Association, 6.00%, 05/01/38		102	108
Federal National Mortgage Association, 6.00%, 05/01/38		762	811
Federal National Mortgage Association, 6.00%, 06/01/38		2,729	2,902
Federal National Mortgage Association, 6.00%, 06/01/38		1,000	1,064
Federal National Mortgage Association, 6.00%, 07/01/38		882	938
Federal National Mortgage Association, 5.50%, 08/01/38, TBA (g)		1,094	1,156
Federal National Mortgage Association, 6.00%, 08/01/38		858	912
Federal National Mortgage Association, 6.00%, 08/01/38		29	31
Federal National Mortgage Association, 6.00%, 08/01/38		1,168	1,243
Federal National Mortgage Association, 6.00%, 09/01/38		2,246	2,388
Federal National Mortgage Association, 6.00%, 09/01/38		325	345
Federal National Mortgage Association, 6.00%, 09/01/38		821	873
Federal National Mortgage Association, 6.00%, 09/01/38		25	26
Federal National Mortgage Association, 6.00%, 09/01/38		92	97
Federal National Mortgage Association, 6.00%, 10/01/38		426	453
Federal National Mortgage Association, 6.00%, 10/01/38		439	467
Federal National Mortgage Association, 6.00%, 10/01/38		466	496
Federal National Mortgage Association, 6.00%, 10/01/38		2,316	2,465
Federal National Mortgage Association, 5.50%, 10/14/38 (o)		25,717	27,188
Federal National Mortgage Association, 6.00%, 11/01/38		613	652
Federal National Mortgage Association, 6.00%, 11/01/38		408	434
Federal National Mortgage Association, 6.00%, 11/01/38		623	663
Federal National Mortgage Association, 6.00%, 12/01/38		687	731
Federal National Mortgage Association, 6.00%, 01/01/39		426	455
Federal National Mortgage Association, 6.00%, 03/01/39		78	83
Federal National Mortgage Association, 6.00%, 06/01/39		45	48
Federal National Mortgage Association, 6.00%, 08/01/39		94	100
Federal National Mortgage Association, 1.86%, 09/01/40 (i)		10	10
Federal National Mortgage Association, 1.66%, 06/01/43 (i)		620	622
Federal National Mortgage Association REMIC, 5.00%, 02/25/17		143	147
Federal National Mortgage Association REMIC, 5.00%, 04/25/33		545	582
Federal National Mortgage Association REMIC, 2.98%, 05/25/35 (i)		170	169
Federal National Mortgage Association REMIC, 0.31%, 07/25/37 (i)		2,001	1,917
Federal National Mortgage Association REMIC, 6.50%, 12/25/42		77	85
Federal National Mortgage Association REMIC, 0.60%, 03/25/44 (i)		601	568
			447,721
Government National Mortgage Association - 0.1%
Government National Mortgage Association, 4.38%, 05/20/26 (i)		70	72
Government National Mortgage Association, 4.38%, 02/20/27 (i)		6	6
Government National Mortgage Association, 4.38%, 04/20/30 (i)		9	9
Government National Mortgage Association, 4.38%, 05/20/30 (i)		7	7
Government National Mortgage Association, 3.75%, 02/20/32 (i)		76	78
Government National Mortgage Association, 4.00%, 02/20/32 (i)		48	50
Government National Mortgage Association, 6.00%, 04/18/35, TBA (g)		1,000	1,068
			1,290
Small Business Administration Participation Certificates - 1.0%
Small Business Administration Participation Certificates, 7.45%, 08/01/10		3	3
Small Business Administration Participation Certificates, 6.29%, 01/01/21		28	30
Small Business Administration Participation Certificates, 5.13%, 09/01/23		52	55
Small Business Administration Participation Certificates, 5.52%, 06/01/24		1,158	1,231
Small Business Administration Participation Certificates, 5.29%, 12/01/27		996	1,069
Small Business Administration Participation Certificates, 5.16%, 02/01/28		10,414	10,991
Small Business Administration Participation Certificates, 5.49%, 03/01/28		9,980	10,660
			24,039

Total Government and Agency Obligations (cost $829,670)			837,591

SHORT TERM INVESTMENTS - 46.9%
Certificates of Deposit - 0.6%
Intesa Sanpaolo SpA, 2.38%, 12/21/12		15,200	15,306

Federal Home Loan Bank - 11.1%
Federal Home Loan Bank, 0.00%, 04/01/10		6,000	6,000
Federal Home Loan Bank, 0.13%, 04/05/10		34,100	34,100
Federal Home Loan Bank, 0.12%, 04/09/10		23,560	23,559
Federal Home Loan Bank, 0.14%, 04/14/10		99,200	99,196
Federal Home Loan Bank, 0.14%, 04/16/10		14,700	14,699
Federal Home Loan Bank, 0.14%, 04/23/10		50,000	49,997
Federal Home Loan Bank, 0.14%, 05/12/10		2,000	2,000
Federal Home Loan Bank, 0.18%, 06/02/10		2,300	2,299
Federal Home Loan Bank, 0.19%, 06/09/10		9,000	8,998
Federal Home Loan Bank, 0.19%, 06/11/10		32,000	31,994
Federal Home Loan Bank, 0.18%, 06/18/10		5,200	5,199
			278,041
Federal Home Loan Mortgage Corp. - 15.6%
Federal Home Loan Mortgage Corp., 0.17%, 04/07/10		200	200
Federal Home Loan Mortgage Corp., 0.18%, 04/12/10		24,000	23,999
Federal Home Loan Mortgage Corp., 0.13%, 04/19/10 (e)		32,600	32,598
Federal Home Loan Mortgage Corp., 0.15%, 06/01/10		13,000	12,998
Federal Home Loan Mortgage Corp., 0.16%, 06/03/10		90,300	90,284
Federal Home Loan Mortgage Corp., 0.18%, 06/07/10		25,700	25,695
Federal Home Loan Mortgage Corp., 0.18%, 06/09/10		45,000	44,991
Federal Home Loan Mortgage Corp., 0.22%, 06/14/10		1,772	1,772
Federal Home Loan Mortgage Corp., 0.18%, 06/21/10		100,344	100,321
Federal Home Loan Mortgage Corp., 0.18%, 07/02/10		9,000	8,996
Federal Home Loan Mortgage Corp., 0.21%, 07/23/10		15,400	15,392
Federal Home Loan Mortgage Corp., 0.23%, 08/03/10		33,000	32,976
			390,222
Federal National Mortgage Association - 11.2%
Federal National Mortgage Association, 0.12%, 04/07/10		27,000	26,999
Federal National Mortgage Association, 0.19%, 04/21/10		1,200	1,200
Federal National Mortgage Association, 0.14%, 05/19/10		70,936	70,923
Federal National Mortgage Association, 0.18%, 06/02/10		57,300	57,290
Federal National Mortgage Association, 0.18%, 06/09/10		52,100	52,090
Federal National Mortgage Association, 0.16%, 06/14/10		5,900	5,899
Federal National Mortgage Association, 0.18%, 06/23/10		64,700	64,685
			279,086
Mutual Funds - 0.3%
JNL Money Market Fund, 0.03% (a) (h)		7,451	7,451

Securities Lending Collateral - 5.6%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)		140,374	140,374

U.S. Treasury Securities - 2.5%
U.S. Treasury Bill, 0.14%, 06/03/10		45,344	45,332
U.S. Treasury Bill, 0.13%, 06/10/10 (e)		13,800	13,796
U.S. Treasury Bill, 0.21%, 08/26/10 (o)		1,713	1,712
U.S. Treasury Bill, 0.19%, 09/02/10 (o)		380	380
			61,220

Total Short Term Investments (cost $1,171,505)			1,171,700

Total Investments - 114.5% (cost $2,832,062)			2,862,666
Total Forward Sales Commitments - (0.2%) (proceeds $4,271)			(4,278)
Other Assets and Liabilities, Net - (14.3%) (o)			(358,292)
Total Net Assets - 100%			$ 2,500,096

Forward Sales Commitments - 0.2%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.2%
Federal National Mortgage Association - 0.2%
Federal National Mortgage Association, 5.50%, 04/01/20, TBA (g)		$ 4,000	$ 4,278

Total Forward Sales Commitments - 0.2% (proceeds $4,271)			$ 4,278

JNL/PPM America High Yield Bond Fund
COMMON STOCKS - 1.2%
CONSUMER DISCRETIONARY - 0.4%
DISH Network Corp.	100	$ 2,082
Home Interior Gift Inc. (f) (s) (u)	429	160
		2,242
CONSUMER STAPLES - 0.3%
B&G Foods Inc.	200	2,095

ENERGY - 0.2%
Chesapeake Energy Corp.	14	338
Inergy LP	30	1,134
		1,472
MATERIALS - 0.0%
Applied Extrusion Technologies Inc. - Class B (c) (f) (s) (u)	3	5

TELECOMMUNICATION SERVICES - 0.3%
Manitoba Telecom Services Inc. (s) (u)	1	16
Windstream Corp.	150	1,634
		1,650

Total Common Stocks (cost $6,678)		7,464

PREFERRED STOCKS - 0.2%
FINANCIALS - 0.2%
Federal Home Loan Mortgage Corp., 8.38%, Series Z (callable at 25 on 12/31/12) (d) (p)	50	64
Federal National Mortgage Association, 8.25%, Series S (callable at 25 on 12/31/10) (d) (p)	19	23
Federal National Mortgage Association, 8.25%, Series T (callable at 25 on 05/20/13) (d) (p)	40	48
GMAC Inc., 7.00% (callable at 1,000 beginning 12/31/11) (p) (t)	1	773
Wells Fargo Capital XII, 7.88% (callable at 25 beginning 03/15/13)	18	470

Total Preferred Stocks (cost $3,562)		1,378

INVESTMENT FUNDS - 0.6%
Pimco Floating Rate Strategy Fund	200	1,926
Van Kampen Senior Income Trust (e)	400	2,040

Total Investment Funds (cost $2,511)		3,966

RIGHTS - 0.0%
PIMCO Income Strategy (c)	200	62

Total Rights (cost $0)		62

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.6%
Ahold Lease USA Inc., 7.82%, 01/02/20 (k)	$ 1,602	1,779
American Airlines Pass Through Trust (insured by Assured Guaranty Corp.), 10.38%, 07/02/19 (e)	1,380	1,598
Banc of America Commercial Mortgage Inc. REMIC, 5.68%, 07/10/46	1,305	1,152
Banc of America Commercial Mortgage Inc. REMIC, 5.48%, 01/15/49 (i)	3,000	2,383
Bear Stearns Commercial Mortgage Securities REMIC, 5.94%, 09/11/38 (i)	1,000	699
Bear Stearns Commercial Mortgage Securities REMIC, 5.58%, 09/11/41 (i)	2,855	2,596
Citigroup Commercial Mortgage Trust REMIC, 5.89%, 06/10/17 (i)	1,905	1,611
Citigroup Commercial Mortgage Trust REMIC, 5.73%, 03/15/49 (i)	2,000	1,748
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.69%, 10/15/48	1,000	625
Credit Suisse Mortgage Capital Certificates REMIC, 5.55%, 02/15/39 (i)	550	356
Credit Suisse Mortgage Capital Certificates REMIC, 5.55%, 02/15/39 (i)	1,085	944
Credit Suisse Mortgage Capital Certificates REMIC, 5.72%, 06/15/39 (i)	1,000	673
Credit Suisse Mortgage Capital Certificates REMIC, 5.34%, 12/15/39	112	87
Credit Suisse Mortgage Capital Certificates REMIC, 6.13%, 09/15/40 (i)	2,000	782
CW Capital Cobalt Ltd. REMIC, 5.82%, 07/15/17 (i)	1,000	467
Delta Air Lines Inc. Pass Through Trust, 7.75%, 12/17/19	1,655	1,738
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 6.26%, 08/15/17 (i)	3,684	3,005
JPMorgan Chase & Co. Commercial Mortgage Securities Inc. REMIC, 5.94%, 02/12/49 (i)	1,387	1,034
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.94%, 09/11/38 (i)	700	621
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.92%, 06/11/50 (i)	359	304
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 6.11%, 06/12/46 (i)	515	482
Morgan Stanley Capital I REMIC, 5.94%, 10/15/42 (i)	150	135
Morgan Stanley Capital I REMIC, 5.81%, 12/12/49	1,000	984
Sigma Finance, Inc. (d) (f) (u)	746	32
United Air Lines Inc., 10.40%, 11/01/16 (e)	3,873	4,163

Total Non-U.S. Government Agency Asset-Backed Securities (cost $26,344)		29,998

CORPORATE BONDS AND NOTES - 88.5%
CONSUMER DISCRETIONARY - 21.1%
American Axle & Manufacturing Holdings Inc., 9.25%, 01/15/17 (t)	2,400	2,562
Ameristar Casinos Inc., 9.25%, 06/01/14 (e)	1,231	1,289
ArvinMeritor Inc., 10.63%, 03/15/18	2,500	2,588
Beazer Homes USA Inc., 6.50%, 11/15/13 (e)	538	513
Beazer Homes USA Inc., 6.88%, 07/15/15	3,000	2,640
Belo Corp., 8.00%, 11/15/16	393	410
Belo Corp., 7.25%, 09/15/27 (e)	3,000	2,430
Cablevision Systems Corp., 8.63%, 09/15/17 (t)	1,000	1,058
CCH II LLC, 13.50%, 11/30/16 (e)	1,467	1,764
Cequel Communications Holdings I LLC, 8.63%, 11/15/17 (e) (t)	3,414	3,508
Clear Channel Communications Inc., 6.25%, 03/15/11	1,000	968
DirecTV Holdings LLC, 6.38%, 06/15/15	2,140	2,223
DISH DBS Corp., 7.88%, 09/01/19	1,538	1,600
Dollar General Corp., 11.88%, 07/15/17	1,373	1,600
Easton-Bell Sports Inc., 9.75%, 12/01/16 (t)	1,400	1,474
Ford Motor Co., 7.45%, 07/16/31 (e)	2,000	1,890
Goodyear Tire & Rubber Co., 10.50%, 05/15/16 (e)	2,000	2,160
Hanesbrands Inc., 8.00%, 12/15/16	370	383
Harrah's Operating Co. Inc., 5.38%, 12/15/13	4,500	3,735
Harrah's Operating Co. Inc., 10.75%, 02/01/16 (e)	1,000	832
Harrah's Operating Co. Inc., 11.25%, 06/01/17 (e)	1,291	1,391
Harrah's Operating Co. Inc., 10.00%, 12/15/18 (e)	2,000	1,655
Hertz Corp., 10.50%, 01/01/16 (e)	1,500	1,611
Interpublic Group Cos. Inc., 10.00%, 07/15/17	3,793	4,291
J.C. Penney Co. Inc., 6.88%, 10/15/15 (e)	1,000	1,060
J.C. Penney Co. Inc., 6.38%, 10/15/36	1,000	931
Jarden Corp., 7.50%, 05/01/17 (e)	1,000	1,014
Jarden Corp., 7.50%, 01/15/20	511	516
JohnsonDiversey Inc., 8.25%, 11/15/19 (t)	767	794
Lamar Media Corp., 9.75%, 04/01/14	444	485
Lear Corp., 7.88%, 03/15/18 (e)	1,591	1,609
Lear Corp., 8.13%, 03/15/20 (e)	955	971
Lennar Corp., 12.25%, 06/01/17	2,000	2,445
Levi Strauss & Co., 8.88%, 04/01/16	2,000	2,090
Libbey Glass Inc., 10.00%, 02/15/15 (t)	577	607
Macy's Retail Holdings Inc., 6.63%, 04/01/11	500	521
Macy's Retail Holdings Inc., 5.90%, 12/01/16	1,000	998
Macy's Retail Holdings Inc., 6.65%, 07/15/24	500	472
Macy's Retail Holdings Inc., 6.90%, 01/15/32	1,000	928
Macy's Retail Holdings Inc., 6.70%, 07/15/34	1,000	935
Macy's Retail Holdings Inc., 6.38%, 03/15/37	1,000	920
McClatchy Co., 11.50%, 02/15/17 (e) (t)	3,000	3,064
MDC Partners Inc., 11.00%, 11/01/16 (t)	4,279	4,627
Meritage Homes Corp., 6.25%, 03/15/15	2,000	1,920
MGM Mirage Inc., 6.75%, 04/01/13 (e)	2,600	2,353
MGM Mirage Inc., 7.63%, 01/15/17 (e)	925	770
MGM Mirage Inc., 11.13%, 11/15/17 (t)	810	911
MGM Mirage Inc., 11.38%, 03/01/18 (e) (t)	2,000	1,930
MGM Mirage Inc., 9.00%, 03/15/20 (e) (t)	329	339
Mohawk Industries Inc., 6.88%, 01/15/16 (l)	2,000	2,065
Neiman-Marcus Group Inc., 10.38%, 10/15/15 (e)	4,205	4,342
Newsday Secured, Term Loan, 10.50%, 08/01/13 (s) (u)	2,000	2,182
Newsday Secured, Term Loan, 9.75%, 12/31/49 (s) (u)	808	882
Nielsen Finance LLC, 12.50%, 08/01/16 (k)	2,000	1,900
QVC Inc., 7.50%, 10/01/19 (t)	2,649	2,702
Royal Caribbean Cruises Ltd., 7.25%, 06/15/16	3,500	3,456
Sally Holdings LLC, 10.50%, 11/15/16 (e)	1,500	1,635
Scientific Games International Inc., 9.25%, 06/15/19	667	705
Scientific Games International Inc., 9.25%, 06/15/19 (e) (t)	1,500	1,592
ServiceMaster Co., 10.75%, 07/15/15 (e) (t)	3,000	3,150
Sheraton Holding Corp., 7.38%, 11/15/15	1,000	1,042
Shingle Springs Tribal Gaming Authority, 9.38%, 06/15/15 (e) (t)	4,000	3,320
Sinclair Television Group Inc., 8.00%, 03/15/12 (e)	1,000	992
Sirius XM Radio Inc., 8.75%, 04/01/15 (e) (t)	3,000	2,989
Sirius XM Radio Inc., 9.75%, 09/01/15 (t)	1,000	1,080
Standard Pacific Corp., 7.00%, 08/15/15	4,000	3,700
Station Casinos Inc., 6.00%, 04/01/12 (d)	90	6
Station Casinos Inc., 6.50%, 02/01/14 (d)	1,000	1
Station Casinos Inc., 6.88%, 03/01/16 (d)	2,175	3
Station Casinos Inc., 7.75%, 08/15/16 (d)	690	50
Station Casinos Inc., 6.63%, 03/15/18 (d)	50	-
Sun Media Corp., 7.63%, 02/15/13	967	949
Ticketmaster Entertainment Inc., 10.75%, 08/01/16	1,125	1,254
TL Acquisition Corp., 10.50%, 01/15/15 (k) (t)	3,000	2,880
TRW Automotive Inc., 7.00%, 03/15/14 (e) (t)	1,500	1,478
TRW Automotive Inc., 8.88%, 12/01/17 (t)	2,000	2,072
Univision Communications Inc., 9.75%, 03/15/15 (t)	2,216	1,911
UPC Holding BV, 9.88%, 04/15/18 (t)	1,573	1,652
Valassis Communications Inc., 8.25%, 03/01/15	1,500	1,541
Videotron Ltee, 6.38%, 12/15/15 (e)	1,000	1,008
Videotron Ltee, 9.13%, 04/15/18	175	194
Virgin Media Inc., 6.50%, 11/15/16 (e)	1,000	1,226
WMG Acquisition Corp., 9.50%, 06/15/16 (t)	322	344
WMG Holdings Corp., 9.50%, 12/15/14 (e) (k)	1,000	1,008
Wynn Las Vegas LLC, 6.63%, 12/01/14 (e)	3,000	2,992
XM Satellite Radio Holdings Inc., 13.00%, 08/01/13 (t)	1,000	1,126
Yonkers Racing Corp, 11.38%, 07/15/16 (e) (t)	1,329	1,435
		136,467
CONSUMER STAPLES - 3.9%
Altria Group Inc., 10.20%, 02/06/39 (e) (l)	1,000	1,341
ARAMARK Corp., 3.75%, 02/01/15 (i)	220	205
ARAMARK Corp., 8.50%, 02/01/15 (e)	1,900	1,943
Constellation Brands Inc., 7.25%, 05/15/17	1,000	1,025
Del Monte Food Corp., 7.50%, 10/15/19 (t)	833	874
Dole Food Co. Inc., 8.88%, 03/15/11 (e)	1,480	1,495
Dole Food Co. Inc., 8.00%, 10/01/16 (t)	345	354
New Albertson's Inc., 7.75%, 06/15/26	1,000	850
New Albertson's Inc., 7.45%, 08/01/29	1,000	845
New Albertson's Inc., 8.00%, 05/01/31	1,000	860
Rite Aid Corp., 9.50%, 06/15/17 (e)	2,000	1,680
Rite Aid Corp., 10.25%, 10/15/19 (e)	3,000	3,202
Smithfields Foods Inc., 10.00%, 07/15/14 (e) (t)	1,605	1,790
SUPERVALU Inc., 8.00%, 05/01/16 (e)	510	516
Tops Market LLC, 10.13%, 10/15/15 (t)	1,846	1,920
Toys R Us Property Co. I LLC, 10.75%, 07/15/17 (t)	3,000	3,345
Tyson Foods Inc., 10.50%, 03/01/14	929	1,103
Yankee Acquisition Corp., 8.50%, 02/15/15 (e)	2,000	2,060
Yankee Acquisition Corp., 9.75%, 02/15/17 (e)	250	258
		25,666
ENERGY - 10.9%
Aquilex Holdings LLC, 11.13%, 12/15/16 (t)	3,225	3,467
Chesapeake Energy Corp., 7.00%, 08/15/14	800	811
Chesapeake Energy Corp., 9.50%, 02/15/15	469	510
Chesapeake Energy Corp., 6.63%, 01/15/16	50	49
Chesapeake Energy Corp., 6.88%, 01/15/16	169	167
Chesapeake Energy Corp., 6.25%, 01/15/18 (e)	1,435	1,367
Chesapeake Energy Corp., 7.25%, 12/15/18 (e)	1,500	1,500
Cie Generale de Geophysique-Veritas, 9.50%, 05/15/16 (e)	1,500	1,605
Cloud Peak Energy Resources LLC, 8.50%, 12/15/19 (t)	2,776	2,845
Consol Energy Inc., 8.00%, 04/01/17 (t)	718	738
Consol Energy Inc., 8.25%, 04/01/20 (t)	1,191	1,224
Continental Resources Inc., 8.25%, 10/01/19	187	198
Continental Resources Inc., 7.38%, 10/01/20 (t)	1,241	1,230
Denbury Resources Inc., 9.75%, 03/01/16	1,251	1,376
El Paso Corp., 8.25%, 02/15/16	320	342
El Paso Corp., 7.80%, 08/01/31	2,460	2,418
El Paso Corp., 7.75%, 01/15/32	1,430	1,405
Enterprise Products Operating LLC, 8.38%, 08/01/16 (e) (i)	860	873
Enterprise Products Operating LLC, 7.03%, 01/15/68 (i)	3,700	3,520
Gibson Energy ULC, 10.00%, 01/15/18 (e) (t)	2,900	2,849
Hilcorp Energy Co., 8.00%, 02/15/20 (e) (t)	2,000	1,940
Holly Corp., 9.88%, 06/15/17 (t)	1,000	1,030
Hornbeck Offshore Services Inc., 8.00%, 09/01/17	3,000	3,000
Linn Energy LLC, 9.88%, 07/01/18	1,000	1,070
Linn Energy LLC, 8.63%, 04/15/20 (t)	2,811	2,741
MarkWest Energy Partners LP, 6.88%, 11/01/14	207	203
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 8.75%, 04/15/18	1,517	1,557
Newfield Exploration Co., 6.88%, 02/01/20 (e)	3,430	3,456
Overseas Shipholding Group Inc., 7.50%, 02/15/24	3,000	2,610
PetroHawk Energy Corp., 9.13%, 07/15/13	1,040	1,086
Petrohawk Energy Corp., 10.50%, 08/01/14	198	219
PetroHawk Energy Corp., 7.88%, 06/01/15	1,000	1,019
Pride International Inc., 7.38%, 07/15/14	2,000	2,060
Quicksilver Resources Inc., 11.75%, 01/01/16 (e)	1,944	2,226
Quicksilver Resources Inc., 7.13%, 04/01/16	728	692
Range Resources Corp., 7.50%, 05/15/16	2,000	2,060
Range Resources Corp., 7.25%, 05/01/18	294	302
SandRidge Energy Inc., 8.75%, 01/15/20 (e) (t)	1,275	1,243
Stone Energy Corp., 8.63%, 02/01/17	2,658	2,618
Targa Resources Partners LP, 8.25%, 07/01/16	1,000	1,022
Teekay Corp., 8.50%, 01/15/20	459	480
Tesoro Corp., 6.50%, 06/01/17	2,000	1,840
Tesoro Corp., 9.75%, 06/01/19 (e)	378	395
Texas Competitive Electric Holdings Co. LLC, Term Loan B, 4.57%, 06/30/11 (i) (s) (u)	3,949	3,221
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15 (k)	2,000	1,390
Valero Energy Corp., 9.38%, 03/15/19 (e)	1,767	2,104
Whiting Petroleum Corp., 7.00%, 02/01/14	625	640
		70,718
FINANCIALS - 17.1%
American General Finance Corp., 6.50%, 09/15/17	1,000	852
American General Finance Corp., 6.90%, 12/15/17	8,000	7,007
BAC Capital Trust VI, 5.63%, 03/08/35	4,000	3,303
Bank of America Corp., 8.00% (callable at 100 on 01/30/18) (p)	1,500	1,530
Capital One Capital VI, 8.88%, 05/15/40	3,852	4,198
Cemex Finance LLC, 9.50%, 12/14/16 (t)	4,519	4,677
CEVA Group Plc, 11.63%, 10/01/16 (t)	1,500	1,601
Citigroup Capital XXI, 8.30%, 12/21/57 (i)	4,050	4,101
Citigroup Inc., 5.50%, 02/15/17	1,000	988
Citigroup Inc., 8.50%, 05/22/19	802	936
Ford Motor Credit Co. LLC, 5.51%, 06/15/11 (e) (i)	1,070	1,091
Ford Motor Credit Co. LLC, 9.88%, 08/10/11	1,045	1,108
Ford Motor Credit Co. LLC, 7.25%, 10/25/11	4,000	4,136
Ford Motor Credit Co. LLC, 3.05%, 01/13/12 (i)	358	347
Ford Motor Credit Co. LLC, 7.50%, 08/01/12 (e)	3,000	3,106
Ford Motor Credit Co. LLC, 8.13%, 01/15/20	1,053	1,105
Genworth Financial Inc., 8.63%, 12/15/16	2,416	2,636
GMAC Inc., 6.88%, 08/28/12 (e)	4,061	4,117
GMAC Inc., 8.30%, 02/12/15 (t)	4,688	4,922
GMAC Inc., 8.00%, 11/01/31 (e)	3,000	2,865
Hawker Beechcraft Acquisition Co. LLC, 8.50%, 04/01/15 (e)	1,000	772
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 04/01/17	2,000	1,435
Host Hotels & Resorts LP, 7.13%, 11/01/13 (e)	2,075	2,111
International Lease Finance Corp., 5.63%, 09/20/13	1,396	1,317
International Lease Finance Corp., 5.65%, 06/01/14 (e)	4,604	4,267
International Lease Finance Corp., 8.63%, 09/15/15 (e) (t)	2,988	3,055
International Lease Finance Corp., 8.75%, 03/15/17 (t)	6,179	6,321
JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (p)	2,983	3,180
LBI Escrow Corp., 8.00%, 11/01/17 (t)	1,204	1,249
Liberty Mutual Group Inc., 7.80%, 03/15/37 (i) (t)	2,300	2,036
New Communications Holdings Inc., 8.25%, 04/15/17 (t)	938	954
New Communications Holdings Inc., 8.50%, 04/15/20 (t)	1,244	1,253
Nielsen Finance LLC, 10.00%, 08/01/14	1,500	1,571
Nielsen Finance LLC, 11.50%, 05/01/16	444	502
Petroplus Finance Ltd., 9.38%, 09/15/19 (e) (t)	1,179	1,073
Pinnacle Foods Finance LLC, 9.25%, 04/01/15 (e) (t)	4,000	4,100
Pinnacle Foods Finance LLC, 10.63%, 04/01/17 (e)	1,000	1,058
PNC Preferred Funding Trust III, 8.70% (callable at 100 on 03/15/13) (p) (t)	3,000	3,143
Smurfit Kappa Funding Plc, 7.75%, 04/01/15	575	564
Smurfit Kappa Group, Term Loan, 0.50%, 02/10/16 (s) (u)	2,800	2,793
Universal City Development Partners Ltd., 8.88%, 11/15/15 (t)	842	848
Universal City Development Partners Ltd., 10.88%, 11/15/16 (t)	418	437
UnumProvident Finance Co. Plc, 6.85%, 11/15/15 (t)	1,000	1,062
UPC Germany GmbH, 8.13%, 12/01/17 (e) (t)	2,000	2,062
Washington Mutual Bank, 6.88%, 06/15/11 (d)	1,500	9
WEA Finance LLC, 6.75%, 09/02/19 (t)	2,694	2,875
Wells Fargo & Co., 7.98% (callable at 100 on 03/15/18) (p)	1,000	1,045
Wells Fargo Capital XIII, 7.70% (callable at 100 on 03/26/13) (p)	2,000	2,065
		109,965
HEALTH CARE - 4.3%
Biomet Inc., 10.38%, 10/15/17	2,000	2,200
Community Health Systems Inc., 8.88%, 07/15/15	2,733	2,829
HCA Inc., 6.25%, 02/15/13	3,700	3,672
HCA Inc., 5.75%, 03/15/14	2,095	1,977
HCA Inc., 6.50%, 02/15/16 (e)	2,000	1,898
HealthSouth Corp., 10.75%, 06/15/16	2,000	2,162
HealthSouth Corp., 8.13%, 02/15/20 (e)	3,000	2,985
IASIS Healthcare LLC / IASIS Capital Corp., 8.75%, 06/15/14	2,300	2,343
Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/16 (e) (t)	498	500
Tenet Healthcare Corp., 7.38%, 02/01/13	1,500	1,515
Tenet Healthcare Corp., 9.25%, 02/01/15 (e) (k)	1,000	1,049
Tenet Healthcare Corp., 8.88%, 07/01/19 (t)	1,000	1,082
US Oncology Inc., 9.13%, 08/15/17 (e)	828	865
Vanguard Health Holding Co. II LLC, 8.00%, 02/01/18 (e) (t)	2,679	2,605
		27,682
INDUSTRIALS - 5.9%
ACCO Brands Corp., 10.63%, 03/15/15 (t)	469	512
BE Aerospace Inc., 8.50%, 07/01/18	1,500	1,601
Bombardier Inc., 6.30%, 05/01/14 (t)	1,000	1,038
Bombardier Inc., 7.50%, 03/15/18 (e) (t)	4,730	4,931
Delta Air Lines Inc., 12.25%, 03/15/15 (e) (k) (t)	5,963	6,358
Freedom Group Inc., 10.25%, 08/01/15 (t)	571	604
L-3 Communications Corp., 6.38%, 10/15/15	1,000	1,026
Manitowoc Co. Inc., 9.50%, 02/15/18 (e)	1,429	1,490
Masco Corp., 6.13%, 10/03/16 (e)	3,000	2,992
Masco Corp., 7.13%, 03/15/20	1,644	1,661
Navistar International Corp., 8.25%, 11/01/21 (e)	1,053	1,074
Oshkosh Corp., 8.50%, 03/01/20 (e) (t)	720	745
Owens Corning, 9.00%, 06/15/19	1,383	1,630
Spirit Aerosystems Inc., 7.50%, 10/01/17 (t)	485	497
Terex Corp., 10.88%, 06/01/16	2,000	2,215
TransDigm Inc., 7.75%, 07/15/14 (t)	1,500	1,538
Trimas Corp., 9.75%, 12/15/17 (e) (t)	2,500	2,588
United Air Lines Inc., 9.88%, 08/01/13 (e) (t)	412	433
United Air Lines Inc., 12.00%, 11/01/13 (e) (t)	2,000	2,070
USG Corp., 9.75%, 08/01/14 (t)	1,000	1,060
Wolseley Plc - Private Placement, 5.32%, 11/17/20 (f) (s) (u)	2,136	1,853
		37,916
INFORMATION TECHNOLOGY - 2.7%
First Data Corp., 9.88%, 09/24/15 (e)	1,700	1,466
First Data Corp., 10.55%, 09/24/15	2,106	1,779
Freescale Semiconductor Inc., 8.88%, 12/15/14 (e)	980	936
Freescale Semiconductor Inc., 10.13%, 12/15/16 (e)	3,800	3,363
Hanson Ltd., 6.13%, 08/15/16	1,231	1,218
Sanmina-SCI Corp., 8.13%, 03/01/16 (e)	683	687
Sungard Data Systems Inc., 9.13%, 08/15/13	400	410
Sungard Data Systems Inc., 10.63%, 05/15/15	155	168
Sungard Data Systems Inc., 10.25%, 08/15/15 (e)	2,515	2,644
Unisys Corp., 12.75%, 10/15/14 (t)	499	582
Unisys Corp., 14.25%, 09/15/15 (t)	401	478
Viasat Inc., 8.88%, 09/15/16 (t)	628	642
Viasystems Group Inc., 12.00%, 01/15/15 (e) (t)	3,000	3,248
		17,621
MATERIALS - 8.7%
Allegheny Technologies Inc., 9.38%, 06/01/19	1,186	1,380
Berry Plastics Corp., 8.88%, 09/15/14	3,000	2,929
Boise Paper Holdings LLC, 9.00%, 11/01/17 (t)	500	525
Boise Paper Holdings LLC, 8.00%, 04/01/20 (e) (t)	1,250	1,250
Building Materials Corp. of America, 7.00%, 02/15/20 (t)	658	666
Building Materials Corp. of America, 7.50%, 03/15/20 (e) (t)	1,172	1,169
Cascades Inc., 7.88%, 01/15/20 (t)	2,077	2,087
Domtar Corp., 7.13%, 08/15/15	1,000	1,040
Domtar Corp., 10.75%, 06/01/17 (e)	1,105	1,343
Freeport-McMoRan Copper & Gold Inc., 8.38%, 04/01/17	4,020	4,472
Georgia-Pacific LLC, 8.25%, 05/01/16 (t)	294	320
Gerdau Holdings Inc., 7.00%, 01/20/20 (t)	2,020	2,131
Goodman Global Group Inc., 0.00%, 12/15/14 (j) (t)	780	455
Graham Packaging Co. LP, 8.25%, 01/01/2017 (e) (t)	1,000	1,008
Hexion Specialty Chemicals Inc., 9.20%, 03/15/21	2,165	1,743
Hexion US Finance Corp., 8.88%, 02/01/18 (t)	3,641	3,586
Huntsman International LLC, 7.88%, 11/15/14 (e)	500	505
Huntsman International LLC, 7.38%, 01/01/15 (e) (k)	2,000	1,985
Huntsman International LLC, 8.63%, 03/15/20 (e) (t)	769	773
Momentive Performance Materials Inc., 9.75%, 12/01/14 (e) (k)	3,000	3,000
Nalco Co., 8.88%, 11/15/13	1,732	1,784
NewPage Corp., 11.38%, 12/31/14 (e)	2,851	2,837
Owens-Brockway Glass Container Inc., 7.38%, 05/15/16	511	537
PE Paper Escrow GmbH, 12.00%, 08/01/14 (t)	533	602
Plastipak Holdings Inc., 10.63%, 08/15/19 (t)	2,400	2,670
Radnor Holdings Corp., 11.00%, 07/15/10 (d) (s) (u)	100	-
Sappi Papier Holding AG, 6.75%, 06/15/12 (t)	908	903
Steel Dynamics Inc., 6.75%, 04/01/15	2,000	2,015
Stone Container Finance Co., 7.38%, 07/15/14 (d)	1,375	1,272
Teck Resources Ltd., 10.75%, 05/15/19	4,191	5,134
Terra Capital Inc., 7.75%, 11/01/19	461	557
Verso Paper Holdings LLC, 11.50%, 07/01/14 (e) (t)	2,000	2,160
Verso Paper Holdings LLC, 11.38%, 08/01/16 (e)	1,000	872
Weyerhaeuser Co., 7.38%, 10/01/19	2,253	2,379
		56,089
TELECOMMUNICATION SERVICES - 10.5%
CC Holdings GS V LLC, 7.75%, 05/01/17 (t)	739	806
Cincinnati Bell Inc., 8.38%, 01/15/14	3,385	3,482
Cincinnati Bell Inc., 8.75%, 03/15/18 (e)	2,312	2,332
Clearwire Communications LLC, 12.00%, 12/01/15 (e) (t)	2,488	2,538
Cricket Communications Inc., 9.38%, 11/01/14 (e)	2,000	2,035
Crown Castle International Corp., 9.00%, 01/15/15 (e)	633	685
Crown Castle International Corp., 7.13%, 11/01/19	1,658	1,679
Frontier Communications Corp., 6.25%, 01/15/13	601	607
Frontier Communications Corp., 8.25%, 05/01/14	698	729
Frontier Communications Corp., 8.13%, 10/01/18	882	882
Frontier Communications Corp., 7.13%, 03/15/19	620	589
Inmarsat Finance Plc, 7.38%, 12/01/17 (t)	781	812
Intelsat Corp., 9.25%, 08/15/14	1,000	1,025
Intelsat Ltd., 7.63%, 04/15/12 (e)	2,000	2,040
Intelsat Luxembourg SA, 11.25%, 02/04/17 (k)	4,500	4,759
Intelsat Subsidiary Holding Co. Ltd., 8.88%, 01/15/15	3,449	3,561
ITC Deltacom Inc., 10.50%, 04/01/16 (t)	3,000	2,989
Level 3 Financing Inc., 9.25%, 11/01/14 (e)	2,000	1,950
Level 3 Financing Inc., 10.00%, 02/01/18 (t)	3,000	2,865
Nextel Communications Inc., 6.88%, 10/31/13 (e)	371	362
Nextel Communications Inc., 5.95%, 03/15/14	2,629	2,452
Nordic Telephone Co. Holdings ApS, 8.88%, 05/01/16 (t)	945	1,014
PAETEC Holding Corp., 9.50%, 07/15/15 (e)	3,000	3,038
Qwest Communications International Inc., 7.50%, 02/15/14	2,325	2,366
Qwest Communications International Inc., 8.00%, 10/01/15 (t)	1,188	1,265
Qwest Communications International Inc., 7.13%, 04/01/18 (e) (t)	1,844	1,904
Sprint Capital Corp., 6.88%, 11/15/28	4,665	3,755
Sprint Nextel Corp., 6.00%, 12/01/16	1,654	1,493
Telesat Canada, 11.00%, 11/01/15	2,000	2,225
Telesat Canada, 12.50%, 11/01/17	500	575
Virgin Media Finance Plc, 9.13%, 08/15/16	1,000	1,062
Virgin Media Finance Plc, 9.50%, 08/15/16	2,000	2,185
Virgin Media Finance Plc, 8.38%, 10/15/19 (e)	319	327
West Corp., 9.50% 10/15/14 (e)	1,000	1,028
Wind Acquisition Finance SA, 11.75%, 07/15/17 (t)	1,567	1,732
Wind Acquisition Finance SA, 12.25%, 07/15/17 (e) (t)	1,000	990
Windstream Corp., 8.63%, 08/01/16	1,925	1,968
Windstream Corp., 7.88%, 11/01/17	2,000	1,970
		68,076
UTILITIES - 3.4%
AES China Generating Co. Ltd., 8.25%, 06/26/10	155	147
AES Corp., 9.75%, 04/15/16 (e) (t)	1,355	1,467
AES Corp., 8.00%, 10/15/17 (e)	2,000	2,030
CMS Energy Corp., 6.55%, 07/17/17	1,500	1,548
Dynegy Holdings Inc., 7.75%, 06/01/19 (e)	3,500	2,642
Dynegy Holdings Inc., 7.63%, 10/15/26	125	79
Edison Mission Energy, 7.50%, 06/15/13 (e)	170	147
Edison Mission Energy, 7.75%, 06/15/16 (e)	940	686
Edison Mission Energy, 7.00%, 05/15/17 (e)	1,900	1,325
Energy Future Holdings Corp., 10.88%, 11/01/17 (e) (k)	3,500	2,599
Energy Future Holdings Corp., 11.25%, 11/01/17	3,180	2,162
Ipalco Enterprises Inc., 7.25%, 04/01/16 (t)	800	830
Mirant North America LLC, 7.38%, 12/31/13	1,780	1,776
NiSource Finance Corp., 10.75%, 03/15/16 (l)	423	538
NRG Energy Inc., 7.38%, 02/01/16	3,000	2,978
RRI Energy Inc., 7.88%, 06/15/17 (e)	1,500	1,346
		22,300

Total Corporate Bonds and Notes (cost $536,345)		572,500

SHORT TERM INVESTMENTS - 28.3%
Mutual Funds - 5.8%
JNL Money Market Fund, 0.03% (a) (h)	37,143	37,143

Securities Lending Collateral - 22.5%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	137,002	137,002
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	8,555	8,555
		145,557

Total Short Term Investments (cost $182,700)		182,700

Total Investments - 123.4% (cost $758,140)		798,068
Other Assets and Liabilities, Net - (23.4%)		(151,416)
Total Net Assets - 100%		$ 646,652

JNL/PPM America Mid Cap Value Fund
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 16.1%
Abercrombie & Fitch Co. - Class A	15	$ 689
Bally Technologies Inc. (c)	15	612
Fortune Brands Inc.	15	742
Liz Claiborne Inc. (c) (e)	51	375
Macy's Inc.	42	908
Newell Rubbermaid Inc.	50	752
Royal Caribbean Cruises Ltd. (c) (e)	26	848
VF Corp.	12	922
Viacom Inc. - Class B (c)	12	413
		6,261
CONSUMER STAPLES - 4.3%
Corn Products International Inc.	27	929
NBTY Inc. (c)	16	749
		1,678
ENERGY - 7.4%
Comstock Resources Inc. (c)	25	782
Hercules Offshore Inc. (c)	90	389
Newfield Exploration Co. (c)	18	958
Patterson-UTI Energy Inc.	55	763
		2,892
FINANCIALS - 12.0%
American Financial Group Inc.	33	927
Astoria Financial Corp. (e)	64	927
Hartford Financial Services Group Inc.	32	895
Lincoln National Corp.	31	955
Reinsurance Group of America Inc.	18	961
		4,665
HEALTH CARE - 8.0%
CIGNA Corp.	26	944
LifePoint Hospitals Inc. (c)	18	666
Owens & Minor Inc.	16	752
Res-Care Inc. (c)	62	746
		3,108
INDUSTRIALS - 23.4%
Belden Inc.	15	398
Con-Way Inc.	21	730
Esterline Technologies Corp. (c)	19	914
GATX Corp.	26	745
Goodrich Corp.	13	931
Kennametal Inc.	33	928
Lincoln Electric Holdings Inc.	17	940
SkyWest Inc.	26	374
Spirit Aerosystems Holdings Inc. (c)	40	933
Steelcase Inc.	127	823
Terex Corp. (c)	31	697
Textron Inc.	34	724
		9,137
INFORMATION TECHNOLOGY - 10.6%
Avnet Inc. (c)	32	972
Computer Sciences Corp. (c)	16	866
Ingram Micro Inc. - Class A (c)	52	907
Novell Inc. (c)	163	978
Omnivision Technologies Inc. (c)	23	395
		4,118
MATERIALS - 10.1%
Allegheny Technologies Inc.	10	561
Nucor Corp.	8	368
Olin Corp.	29	565
PPG Industries Inc.	12	772
Reliance Steel & Aluminum Co.	19	935
Steel Dynamics Inc.	42	737
		3,938
UTILITIES - 4.6%
Edison International	27	933
Westar Energy Inc.	39	861
		1,794

Total Common Stocks (cost $32,975)		37,591

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$ 17	1

Total Non-U.S. Government Agency Asset-Backed Securities (cost $17)		1

SHORT TERM INVESTMENTS - 3.3%
Mutual Funds - 2.0%
JNL Money Market Fund, 0.03% (a) (h)	792	792

Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	477	477

Total Short Term Investments (cost $1,269)		1,269

Total Investments - 99.8% (cost $34,261)		38,861
Other Assets and Liabilities, Net - 0.2%		84
Total Net Assets - 100%		$ 38,945

JNL/PPM America Small Cap Value Fund
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 21.8%
Abercrombie & Fitch Co. - Class A	7	$ 301
Bally Technologies Inc. (c)	20	815
Bob Evans Farms Inc.	25	782
Columbia Sportswear Co. (e)	15	762
Jakks Pacific Inc. (c)	58	753
K-Swiss Inc. - Class A (c)	51	533
Liz Claiborne Inc. (c) (e)	73	545
RC2 Corp. (c)	52	783
Skechers U.S.A. Inc. - Class A (c)	22	814
Superior Industries International Inc. (e)	48	777
		6,865
CONSUMER STAPLES - 7.2%
Corn Products International Inc.	17	596
Del Monte Foods Co.	31	456
Hain Celestial Group Inc. (c)	44	763
NBTY Inc. (c)	10	456
		2,271
ENERGY - 6.2%
Comstock Resources Inc. (c)	26	820
Hercules Offshore Inc. (c)	190	818
Patterson-UTI Energy Inc.	23	316
		1,954
FINANCIALS - 13.3%
American Financial Group Inc.	22	629
Astoria Financial Corp. (e)	54	780
Delphi Financial Group Inc.	31	782
Independent Bank Corp.	31	769
Reinsurance Group of America Inc.	9	467
SeaBright Insurance Holdings Inc. (c) (e)	71	778
		4,205
HEALTH CARE - 6.6%
LifePoint Hospitals Inc. (c)	13	493
Owens & Minor Inc.	17	789
Res-Care Inc. (c)	65	784
		2,066
INDUSTRIALS - 28.7%
Apogee Enterprises Inc.	49	781
Belden Inc.	31	840
Con-Way Inc.	22	776
Esterline Technologies Corp. (c)	16	771
GATX Corp. (e)	27	765
GenCorp Inc. (c)	164	945
Kennametal Inc.	28	773
Lincoln Electric Holdings Inc.	14	761
SkyWest Inc.	53	758
Spirit Aerosystems Holdings Inc. (c)	25	581
Steelcase Inc.	107	692
Terex Corp. (c)	27	602
		9,045
INFORMATION TECHNOLOGY - 8.9%
Benchmark Electronics Inc. (c)	37	769
Ingram Micro Inc. - Class A (c)	24	414
Novell Inc. (c)	134	801
Omnivision Technologies Inc. (c)	49	835
		2,819
MATERIALS - 4.6%
Olin Corp.	41	795
Reliance Steel & Aluminum Co.	8	389
Steel Dynamics Inc.	16	276
		1,460
UTILITIES - 2.0%
Westar Energy Inc.	28	618

Total Common Stocks (cost $27,183)		31,303

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$ 3	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $3)		-

SHORT TERM INVESTMENTS - 5.6%
Mutual Funds - 2.4%
JNL Money Market Fund, 0.03% (a) (h)	765	765

Securities Lending Collateral - 3.2%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	1,019	1,019

Total Short Term Investments (cost $1,784)		1,784

Total Investments - 104.9% (cost $28,970)		33,087
Other Assets and Liabilities, Net - (4.9%)		(1,556)
Total Net Assets - 100%		$ 31,531

JNL/PPM America Value Equity Fund
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 14.7%
Abercrombie & Fitch Co. - Class A	23	$ 1,062
Comcast Corp. - Class A	148	2,791
Fortune Brands Inc.	22	1,082
Home Depot Inc.	52	1,672
Macy's Inc.	75	1,637
Newell Rubbermaid Inc.	102	1,556
Royal Caribbean Cruises Ltd. (c) (e)	33	1,079
VF Corp.	23	1,876
Viacom Inc. - Class B (c)	80	2,764
		15,519
CONSUMER STAPLES - 6.9%
Altria Group Inc.	127	2,610
Archer-Daniels-Midland Co.	93	2,676
Procter & Gamble Co.	33	2,069
		7,355
ENERGY - 10.7%
Apache Corp.	27	2,720
Chevron Corp.	35	2,624
ConocoPhillips	36	1,842
Newfield Exploration Co. (c)	27	1,426
Occidental Petroleum Corp.	20	1,674
Patterson-UTI Energy Inc.	78	1,084
		11,370
FINANCIALS - 21.7%
Allstate Corp.	61	1,958
Bank of America Corp.	154	2,744
Goldman Sachs Group Inc.	14	2,406
Hartford Financial Services Group Inc.	94	2,680
JPMorgan Chase & Co.	59	2,654
Lincoln National Corp.	88	2,708
Morgan Stanley	90	2,639
Travelers Cos. Inc.	47	2,535
Wells Fargo & Co.	86	2,664
		22,988
HEALTH CARE - 9.8%
CIGNA Corp.	74	2,703
Johnson & Johnson	40	2,588
Merck & Co. Inc.	68	2,536
Pfizer Inc.	150	2,578
		10,405
INDUSTRIALS - 11.4%
Caterpillar Inc. (e)	44	2,734
Goodrich Corp.	36	2,553
Lockheed Martin Corp.	28	2,330
Spirit Aerosystems Holdings Inc. (c)	63	1,471
Terex Corp. (c)	46	1,033
Textron Inc. (e)	93	1,968
		12,089
INFORMATION TECHNOLOGY - 12.7%
Avnet Inc. (c)	36	1,068
Computer Sciences Corp. (c)	38	2,071
Hewlett-Packard Co.	49	2,615
Intel Corp.	116	2,589
International Business Machines Corp.	20	2,565
Microsoft Corp.	86	2,511
		13,419
MATERIALS - 5.0%
Allegheny Technologies Inc.	20	1,064
Nucor Corp.	58	2,650
PPG Industries Inc.	24	1,563
		5,277
TELECOMMUNICATION SERVICES - 4.5%
AT&T Inc.	78	2,021
Verizon Communications Inc.	87	2,683
		4,704
UTILITIES - 2.1%
Edison International	66	2,255

Total Common Stocks (cost $82,143)		105,381

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$ 323	14

Total Non-U.S. Government Agency Asset-Backed Securities (cost $323)		14

SHORT TERM INVESTMENTS - 2.4%
Mutual Funds - 0.4%
JNL Money Market Fund, 0.03% (a) (h)	453	453

Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	482	482
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	1,608	1,608
		2,090

Total Short Term Investments (cost $2,543)		2,543

Total Investments - 101.9% (cost $85,009)		107,938
Other Assets and Liabilities, Net - (1.9%)		(1,971)
Total Net Assets - 100%		$ 105,967

JNL/Red Rocks Listed Private Equity Fund
COMMON STOCKS - 97.7%
DIVERSIFIED - 11.7%
Diversified Operations - 2.2%
Wendel Investissement (e)	127	$ 7,564

Holding Companies - Diversified - 9.5%
Ackermans & van Haaren NV	108	7,868
HAL Trust NV (e)	94	10,121
Leucadia National Corp. (c) (e)	563	13,962
		31,951
FINANCIALS - 84.2%
Closed- End Funds - 24.0%
AP Alternative Assets LP (c) (e)	1,249	8,993
ARC Capital Holdings Ltd. (c)	7,148	7,666
Blackstone Group LP	351	4,908
Candover Investments Plc (c)	652	6,509
Electra Private Equity Plc (c)	486	9,940
Graphite Enterprise Trust Plc	1,731	8,405
HBM BioVentures AG (c)	173	8,129
HgCapital Trust Plc	626	8,074
Princess Private Equity Holding Ltd. (c)	1,169	6,725
Private Equity Investor Plc (c)	1,024	1,779
SVG Capital Plc (c)	4,281	10,120
		81,248
Diversified Financial Services - 25.4%
Brait SA (e)	509	1,407
Conversus Capital LP (c)	936	15,262
GP Investments Ltd. (c)	2,216	10,903
Intermediate Capital Group Plc	1,945	7,999
KKR Private Equity Investors LLP	2,648	30,447
Onex Corp.	698	19,854
		85,872
Investment Companies - 17.5%
China Merchants China Direct Investments Ltd. (c)	3,967	9,269
DeA Capital SpA (c) (e)	2,361	4,117
Eurazeo (e)	89	6,182
Investor AB - Class B	424	8,133
Macquarie International Infrastructure Fund Ltd.	9,112	3,420
MVC Capital Inc.	563	7,640
Prospect Capital Corp. (e)	309	3,758
Ratos AB - Class B (c)	365	12,107
RHJ International (c)	526	4,559
		59,185
Venture Capital - 17.3%
3i Group Plc	2,376	10,499
3i Infrastructure PLC	4,593	7,680
Altamir Amboise (c)	1,258	10,125
Deutsche Beteiligungs AG	277	6,389
Dinamia Capital Privado Scr SA	393	5,420
Gimv NV	232	12,518
IP Group Plc (c)	4,106	2,617
Jafco Co. Ltd. (c) (e)	118	3,109
		58,357
INFORMATION TECHNOLOGY - 1.8%
Internet Capital Group Inc. (c)	712	6,017

Total Common Stocks (cost $282,783)		330,194

SHORT TERM INVESTMENTS - 5.5%
Mutual Funds - 2.9%
JNL Money Market Fund, 0.03% (a) (h)	9,655	9,655

Securities Lending Collateral - 2.6%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	8,755	8,755

Total Short Term Investments (cost $18,410)		18,410

Total Investments - 103.2% (cost $301,193)		348,604
Other Assets and Liabilities, Net - (3.2%)		(10,735)
Total Net Assets - 100%		$ 337,869

JNL/S&P Managed Conservative Fund (b)
INVESTMENT FUNDS - 100.3%
JNL/AIM International Growth Fund (3.6%) (a)	1,676	$ 15,725
JNL/AIM Large Cap Growth Fund (3.2%) (a)	1,968	22,118
JNL/Capital Guardian Global Diversified Research Fund (1.9%) (a)	328	7,003
JNL/Capital Guardian U.S. Growth Equity Fund (3.5%) (a)	1,208	23,747
JNL/Eagle Core Equity Fund (14.7%) (a)	3,335	23,246
JNL/Goldman Sachs Core Plus Bond Fund (12.8%) (a)	9,209	110,414
JNL/Goldman Sachs Emerging Markets Debt Fund (4.8%) (a)	1,657	20,890
JNL/JPMorgan International Value Fund (2.9%) (a)	2,028	14,557
JNL/JPMorgan U.S. Government & Quality Bond Fund (10.3%) (a)	5,913	74,803
JNL/PIMCO Real Return Fund (6.5%) (a)	7,510	88,167
JNL/PIMCO Total Return Bond Fund (4.2%) (a)	8,273	103,903
JNL/Select Value Fund (2.9%) (a)	1,545	25,298
JNL/T. Rowe Price Established Growth Fund (2.1%) (a)	1,238	23,466
JNL/T. Rowe Price Value Fund (2.6%) (a)	2,270	22,741
JNL/T.Rowe Price Short-Term Bond Fund (19.5%) (a)	12,369	121,463

Total Investment Funds (cost $686,633)		697,541

Total Investments - 100.3% (cost $686,633)		697,541
Other Assets and Liabilities, Net - (0.3%)		(2,411)
Total Net Assets - 100%		$ 695,130

JNL/S&P Managed Moderate Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/AIM Global Real Estate Fund (1.4%) (a)	701	$ 5,425
JNL/AIM International Growth Fund (5.5%) (a)	2,574	24,147
JNL/AIM Large Cap Growth Fund (9.1%) (a)	5,702	64,096
JNL/Capital Guardian Global Diversified Research Fund (5.7%) (a)	976	20,824
JNL/Capital Guardian International Small Cap Fund (0.4%) (a)	98	696
JNL/Capital Guardian U.S. Growth Equity Fund (9.3%) (a)	3,221	63,288
JNL/Credit Suisse Commodity Securities Fund (0.5%) (a)	359	3,340
JNL/Goldman Sachs Core Plus Bond Fund (14.6%) (a)	10,459	125,402
JNL/Goldman Sachs Emerging Markets Debt Fund (8.1%) (a)	2,798	35,285
JNL/Goldman Sachs Mid Cap Value Fund (8.0%) (a)	2,867	26,633
JNL/JPMorgan International Value Fund (4.7%) (a)	3,286	23,593
JNL/JPMorgan U.S. Government & Quality Bond Fund (12.1%) (a)	6,935	87,733
JNL/Lazard Emerging Markets Fund (2.7%) (a)	2,224	23,422
JNL/M&G Global Basics Fund (18.1%) (a)	1,833	23,131
JNL/Mellon Capital Management Oil & Gas Sector Fund (1.2%) (a)	263	5,976
JNL/Oppenheimer Global Growth Fund (1.3%) (a)	456	4,414
JNL/PIMCO Real Return Fund (9.6%) (a)	11,044	129,662
JNL/PIMCO Total Return Bond Fund (5.7%) (a)	11,321	142,192
JNL/Select Value Fund (8.8%) (a)	4,659	76,262
JNL/T. Rowe Price Established Growth Fund (5.5%) (a)	3,246	61,546
JNL/T. Rowe Price Mid-Cap Growth Fund (3.0%) (a)	1,085	27,967
JNL/T. Rowe Price Value Fund (6.4%) (a)	5,582	55,929
JNL/T.Rowe Price Short-Term Bond Fund (22.3%) (a)	14,115	138,606

Total Investment Funds (cost $1,142,181)		1,169,569

Total Investments - 100.0% (cost $1,142,181)		1,169,569
Other Assets and Liabilities, Net - 0.0%		208
Total Net Assets - 100%		$ 1,169,777

JNL/S&P Managed Moderate Growth Fund (b)
INVESTMENT FUNDS - 99.8%
JNL/AIM Global Real Estate Fund (2.1%) (a)	1,071	$ 8,287
JNL/AIM International Growth Fund (17.4%) (a)	8,213	77,037
JNL/AIM Large Cap Growth Fund (21.5%) (a)	13,404	150,665
JNL/Capital Guardian Global Diversified Research Fund (6.9%) (a)	1,198	25,563
JNL/Capital Guardian International Small Cap Fund (9.4%) (a)	2,271	16,147
JNL/Capital Guardian U.S. Growth Equity Fund (16.7%) (a)	5,793	113,830
JNL/Credit Suisse Commodity Securities Fund (1.6%) (a)	1,192	11,085
JNL/Eagle SmallCap Equity Fund (5.6%) (a)	1,017	17,597
JNL/Franklin Templeton Small Cap Value Fund (4.5%) (a)	996	9,459
JNL/Goldman Sachs Core Plus Bond Fund (18.4%) (a)	13,207	158,353
JNL/Goldman Sachs Emerging Markets Debt Fund (14.1%) (a)	4,863	61,329
JNL/Goldman Sachs Mid Cap Value Fund (17.0%) (a)	6,113	56,789
JNL/JPMorgan International Value Fund (16.1%) (a)	11,261	80,852
JNL/JPMorgan MidCap Growth Fund (4.7%) (a)	498	8,449
JNL/JPMorgan U.S. Government & Quality Bond Fund (15.4%) (a)	8,840	111,829
JNL/Lazard Emerging Markets Fund (6.8%) (a)	5,495	57,867
JNL/M&G Global Basics Fund (18.8%) (a)	1,904	24,032
JNL/Mellon Capital Management Oil & Gas Sector Fund (1.9%) (a)	413	9,392
JNL/Oppenheimer Global Growth Fund (5.4%) (a)	1,881	18,187
JNL/PIMCO Real Return Fund (12.7%) (a)	14,568	171,032
JNL/PIMCO Total Return Bond Fund (4.9%) (a)	9,716	122,030
JNL/Select Value Fund (22.8%) (a)	12,012	196,634
JNL/T. Rowe Price Established Growth Fund (11.4%) (a)	6,671	126,476
JNL/T. Rowe Price Mid-Cap Growth Fund (6.8%) (a)	2,486	64,093
JNL/T. Rowe Price Value Fund (23.0%) (a)	20,170	202,102
JNL/T.Rowe Price Short-Term Bond Fund (20.5%) (a)	12,970	127,365

Total Investment Funds (cost $2,032,345)		2,026,481

Total Investments - 99.8% (cost $2,032,345)		2,026,481
Other Assets and Liabilities, Net - 0.2%		3,629
Total Net Assets - 100%		$ 2,030,110

JNL/S&P Managed Growth Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/AIM Global Real Estate Fund (4.4%) (a)	2,270	$ 17,573
JNL/AIM International Growth Fund (15.5%) (a)	7,300	68,476
JNL/AIM Large Cap Growth Fund (22.7%) (a)	14,173	159,301
JNL/Capital Guardian Global Diversified Research Fund (7.4%) (a)	1,271	27,101
JNL/Capital Guardian International Small Cap Fund (12.0%) (a)	2,885	20,512
JNL/Capital Guardian U.S. Growth Equity Fund (17.1%) (a)	5,912	116,163
JNL/Credit Suisse Commodity Securities Fund (1.6%) (a)	1,194	11,107
JNL/Eagle Core Equity Fund (21.9%) (a)	4,950	34,498
JNL/Eagle SmallCap Equity Fund (17.0%) (a)	3,087	53,432
JNL/Franklin Templeton Small Cap Value Fund (7.8%) (a)	1,733	16,468
JNL/Goldman Sachs Core Plus Bond Fund (3.8%) (a)	2,695	32,316
JNL/Goldman Sachs Emerging Markets Debt Fund (11.5%) (a)	3,941	49,694
JNL/Goldman Sachs Mid Cap Value Fund (15.9%) (a)	5,710	53,046
JNL/JPMorgan International Value Fund (12.7%) (a)	8,900	63,900
JNL/JPMorgan MidCap Growth Fund (8.3%) (a)	878	14,881
JNL/JPMorgan U.S. Government & Quality Bond Fund (3.7%) (a)	2,128	26,918
JNL/Lazard Emerging Markets Fund (5.8%) (a)	4,741	49,923
JNL/M&G Global Basics Fund (26.1%) (a)	2,637	33,278
JNL/Mellon Capital Management Oil & Gas Sector Fund (1.2%) (a)	265	6,033
JNL/Oppenheimer Global Growth Fund (15.2%) (a)	5,233	50,606
JNL/PIMCO Real Return Fund (6.3%) (a)	7,209	84,630
JNL/PIMCO Total Return Bond Fund (2.5%) (a)	5,012	62,948
JNL/Select Value Fund (21.0%) (a)	11,095	181,617
JNL/T. Rowe Price Established Growth Fund (14.7%) (a)	8,634	163,694
JNL/T. Rowe Price Mid-Cap Growth Fund (8.0%) (a)	2,917	75,190
JNL/T. Rowe Price Value Fund (17.7%) (a)	15,533	155,637

Total Investment Funds (cost $1,647,412)		1,628,942

Total Investments - 100.0% (cost $1,647,412)		1,628,942
Other Assets and Liabilities, Net - 0.0%		25
Total Net Assets - 100%		$ 1,628,967

JNL/S&P Managed Aggressive Growth Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/AIM Global Real Estate Fund (1.6%) (a)	802	$ 6,206
JNL/AIM International Growth Fund (6.4%) (a)	3,002	28,158
JNL/AIM Large Cap Growth Fund (8.4%) (a)	5,214	58,605
JNL/Capital Guardian Global Diversified Research Fund (3.0%) (a)	514	10,956
JNL/Capital Guardian International Small Cap Fund (6.5%) (a)	1,564	11,119
JNL/Capital Guardian U.S. Growth Equity Fund (2.9%) (a)	989	19,433
JNL/Credit Suisse Commodity Securities Fund (1.0%) (a)	745	6,924
JNL/Eagle SmallCap Equity Fund (7.6%) (a)	1,379	23,873
JNL/Franklin Templeton Small Cap Value Fund (5.8%) (a)	1,288	12,233
JNL/Goldman Sachs Emerging Markets Debt Fund (3.0%) (a)	1,023	12,901
JNL/Goldman Sachs Mid Cap Value Fund (8.9%) (a)	3,192	29,650
JNL/JPMorgan International Value Fund (5.7%) (a)	3,957	28,413
JNL/JPMorgan MidCap Growth Fund (6.0%) (a)	629	10,668
JNL/Lazard Emerging Markets Fund (3.0%) (a)	2,434	25,633
JNL/M&G Global Basics Fund (14.8%) (a)	1,497	18,891
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.8%) (a)	181	4,117
JNL/Oppenheimer Global Growth Fund (10.0%) (a)	3,467	33,524
JNL/PIMCO Real Return Fund (2.2%) (a)	2,486	29,185
JNL/PPM America High Yield Bond Fund (2.7%) (a)	2,698	17,318
JNL/Select Value Fund (9.9%) (a)	5,195	85,043
JNL/T. Rowe Price Established Growth Fund (6.6%) (a)	3,866	73,306
JNL/T. Rowe Price Mid-Cap Growth Fund (3.3%) (a)	1,218	31,394
JNL/T. Rowe Price Value Fund (6.9%) (a)	6,089	61,008

Total Investment Funds (cost $663,562)		638,558

Total Investments - 100.0% (cost $663,562)		638,558
Other Assets and Liabilities, Net - 0.0%		(173)
Total Net Assets - 100%		$ 638,385

JNL/S&P Disciplined Moderate Fund (b)
INVESTMENT FUNDS - 99.8%
JNL/Goldman Sachs Emerging Markets Debt Fund (1.4%) (a)	470	$ 5,932
JNL/Mellon Capital Management Bond Index Fund (4.5%) (a)	3,694	42,744
JNL/Mellon Capital Management International Index Fund (3.9%) (a)	2,696	32,241
JNL/Mellon Capital Management JNL Optimized 5 Fund (2.7%) (a)	1,505	12,221
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (1.3%) (a)	579	7,042
JNL/Mellon Capital Management S&P 500 Index Fund (7.4%) (a)	7,997	78,935
JNL/Mellon Capital Management Small Cap Index Fund (0.9%) (a)	454	4,952
JNL/PIMCO Real Return Fund (1.9%) (a)	2,175	25,530

Total Investment Funds (cost $197,650)		209,597

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$ 14	1

Total Non-U.S. Government Agency Asset-Backed Securities (cost $0)		1

Total Investments - 99.8% (cost $197,650)		209,598
Other Assets and Liabilities, Net - 0.2%		383
Total Net Assets - 100%		$ 209,981

JNL/S&P Disciplined Moderate Growth Fund (b)
INVESTMENT FUNDS - 99.8%
JNL/Goldman Sachs Emerging Markets Debt Fund (1.6%) (a)	538	$ 6,779
JNL/Mellon Capital Management 25 Fund (3.5%) (a)	1,360	15,974
JNL/Mellon Capital Management Bond Index Fund (1.5%) (a)	1,182	13,675
JNL/Mellon Capital Management International Index Fund (6.0%) (a)	4,116	49,222
JNL/Mellon Capital Management JNL Optimized 5 Fund (3.5%) (a)	1,953	15,861
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (3.9%) (a)	1,720	20,914
JNL/Mellon Capital Management S&P 500 Index Fund (10.2%) (a)	11,103	109,584
JNL/Mellon Capital Management Small Cap Index Fund (1.9%) (a)	989	10,803
JNL/PIMCO Real Return Fund (1.3%) (a)	1,489	17,475

Total Investment Funds (cost $236,525)		260,287

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$ 11	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $0)		-

Total Investments - 99.8% (cost $236,525)		260,287
Other Assets and Liabilities, Net - 0.2%		633
Total Net Assets - 100%		$ 260,920

JNL/S&P Disciplined Growth Fund (b)
INVESTMENT FUNDS - 99.9%
JNL/Goldman Sachs Emerging Markets Debt Fund (0.4%) (a)	145	$ 1,830
JNL/Mellon Capital Management 25 Fund (1.3%) (a)	495	5,821
JNL/Mellon Capital Management Bond Index Fund (0.4%) (a)	312	3,615
JNL/Mellon Capital Management International Index Fund (2.8%) (a)	1,913	22,877
JNL/Mellon Capital Management JNL Optimized 5 Fund (1.7%) (a)	976	7,928
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (1.4%) (a)	609	7,405
JNL/Mellon Capital Management S&P 500 Index Fund (3.5%) (a)	3,811	37,616
JNL/Mellon Capital Management Small Cap Index Fund (0.5%) (a)	280	3,060
JNL/PIMCO Real Return Fund (0.2%) (a)	243	2,849

Total Investment Funds (cost $81,852)		93,001

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$ 13	1

Total Non-U.S. Government Agency Asset-Backed Securities (cost $0)		1

Total Investments - 99.9% (cost $81,852)		93,002
Other Assets and Liabilities, Net - 0.1%		103
Total Net Assets - 100%		$ 93,105

JNL/S&P Competitive Advantage Fund
COMMON STOCKS - 100.9%
CONSUMER DISCRETIONARY - 32.3%
Apollo Group Inc. - Class A (c)	163	$ 9,973
Best Buy Co. Inc.	208	8,838
Coach Inc.	256	10,135
Family Dollar Stores Inc.	295	10,785
Gap Inc.	413	9,555
Scripps Networks Interactive Inc.	230	10,214
Sherwin-Williams Co.	146	9,888
Starbucks Corp. (c)	418	10,147
TJX Cos. Inc.	236	10,024
		89,559
CONSUMER STAPLES - 9.9%
Kimberly-Clark Corp.	135	8,510
PepsiCo Inc.	142	9,413
Sysco Corp.	329	9,713
		27,636
ENERGY - 9.6%
Consol Energy Inc.	194	8,258
Diamond Offshore Drilling Inc. (e)	89	7,943
FMC Technologies Inc. (c)	161	10,410
		26,611
FINANCIALS - 3.3%
Federated Investors Inc. - Class B (e)	348	9,172

HEALTH CARE - 10.2%
Cardinal Health Inc.	280	10,085
CR Bard Inc.	109	9,468
Eli Lilly & Co.	245	8,877
		28,430
INDUSTRIALS - 10.4%
CH Robinson Worldwide Inc.	160	8,921
Fluor Corp.	212	9,850
United Parcel Service Inc. - Class B	157	10,112
		28,883
INFORMATION TECHNOLOGY - 19.2%
Automatic Data Processing Inc.	207	9,195
Dell Inc. (c)	656	9,851
Microsoft Corp.	301	8,819
Paychex Inc.	285	8,750
Teradata Corp. (c)	296	8,553
Total System Services Inc. (e)	515	8,066
		53,234
MATERIALS - 6.0%
Ecolab Inc.	199	8,737
Monsanto Co.	110	7,826
		16,563

Total Common Stocks (cost $251,532)		280,088

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$ 307	13

Total Non-U.S. Government Agency Asset-Backed Securities (cost $307)		13

SHORT TERM INVESTMENTS - 6.4%
Mutual Funds - 0.6%
JNL Money Market Fund, 0.03% (a) (h)	1,703	1,703

Securities Lending Collateral - 5.8%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	13,408	13,408
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	2,526	2,526
		15,934

Total Short Term Investments (cost $17,637)		17,637

Total Investments - 107.3% (cost $269,476)		297,738
Other Assets and Liabilities, Net - (7.3%)		(20,244)
Total Net Assets - 100%		$ 277,494

JNL/S&P Dividend Income & Growth Fund
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 10.4%
Home Depot Inc.	314	$ 10,158
McDonald's Corp.	139	9,246
VF Corp.	119	9,571
		28,975
CONSUMER STAPLES - 10.1%
Hershey Co.	246	10,551
Kimberly-Clark Corp.	132	8,329
Sysco Corp.	321	9,457
		28,337
ENERGY - 8.8%
Chevron Corp.	112	8,495
Exxon Mobil Corp.	116	7,749
Marathon Oil Corp.	268	8,471
		24,715
FINANCIALS - 11.1%
AvalonBay Communities Inc.	120	10,320
Cincinnati Financial Corp.	346	9,999
M&T Bank Corp. (e)	134	10,638
		30,957
HEALTH CARE - 9.5%
Bristol-Myers Squibb Co.	357	9,527
Merck & Co. Inc.	239	8,913
Pfizer Inc.	469	8,050
		26,490
INDUSTRIALS - 10.4%
Lockheed Martin Corp.	112	9,319
Pitney Bowes Inc.	380	9,299
Snap-On Inc.	240	10,407
		29,025
INFORMATION TECHNOLOGY - 10.1%
Automatic Data Processing Inc.	202	8,970
Harris Corp.	196	9,289
Intel Corp.	450	10,017
		28,276
MATERIALS - 9.3%
Air Products & Chemicals Inc.	105	7,793
Bemis Co. Inc.	299	8,584
PPG Industries Inc.	148	9,649
		26,026
TELECOMMUNICATION SERVICES - 9.1%
AT&T Inc.	325	8,409
CenturyTel Inc.	246	8,725
Verizon Communications Inc.	272	8,445
		25,579
UTILITIES - 10.2%
Consolidated Edison Inc.	204	9,102
Integrys Energy Group Inc. (e)	222	10,527
Southern Co.	271	8,996
		28,625

Total Common Stocks (cost $257,454)		277,005

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)	$ 311	13

Total Non-U.S. Government Agency Asset-Backed Securities (cost $311)		13

SHORT TERM INVESTMENTS - 5.8%
Mutual Funds - 1.1%
JNL Money Market Fund, 0.03% (a) (h)	3,142	3,142

Securities Lending Collateral - 4.7%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	9,903	9,903
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)	3,043	3,043
		12,946

Total Short Term Investments (cost $16,088)		16,088

Total Investments - 104.8% (cost $273,853)		293,106
Other Assets and Liabilities, Net - (4.8%)		(13,437)
Total Net Assets - 100%		$ 279,669

JNL/S&P Intrinsic Value Fund
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 23.7%
Comcast Corp. - Class A (e)		592	$ 11,140
Gap Inc.		400	9,240
H&R Block Inc.		425	7,567
Leggett & Platt Inc.		443	9,597
Limited Brands Inc. (e)		505	12,422
Sherwin-Williams Co.		143	9,645
Target Corp.		190	9,970
			69,581
CONSUMER STAPLES - 13.3%
Hormel Foods Corp.		232	9,728
Reynolds American Inc.		174	9,415
Safeway Inc.		389	9,683
Sara Lee Corp.		723	10,076
			38,902
HEALTH CARE - 23.1%
Aetna Inc.		297	10,434
AmerisourceBergen Corp.		356	10,309
Amgen Inc. (c)		154	9,198
Coventry Health Care Inc. (c)		388	9,595
Laboratory Corp. of America Holdings (c)		119	9,020
McKesson Corp.		141	9,249
UnitedHealth Group Inc.		309	10,083
			67,888
INDUSTRIALS - 23.6%
Dun & Bradstreet Corp.		111	8,277
Equifax Inc.		303	10,857
Lockheed Martin Corp.		112	9,337
Masco Corp. (e)		637	9,886
Northrop Grumman Systems Corp.		160	10,510
Parker Hannifin Corp.		162	10,480
Raytheon Co.		171	9,780
			69,127
INFORMATION TECHNOLOGY - 12.0%
Fiserv Inc. (c)		185	9,392
Harris Corp.		194	9,225
International Business Machines Corp.		69	8,822
Total System Services Inc.		501	7,838
			35,277
UTILITIES - 3.6%
Integrys Energy Group Inc.		224	10,604

Total Common Stocks (cost $262,609)			291,379

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)		$ 564	24

Total Non-U.S. Government Agency Asset-Backed Securities (cost $564)			24

SHORT TERM INVESTMENTS - 8.6%
Mutual Funds - 1.1%
JNL Money Market Fund, 0.03% (a) (h)		3,346	3,346

Securities Lending Collateral - 7.5%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)		18,691	18,691
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)		3,273	3,273
			21,964

Total Short Term Investments (cost $25,310)			25,310

Total Investments - 107.9% (cost $288,483)			316,713
Other Assets and Liabilities, Net - (7.9%)			(23,272)
Total Net Assets - 100%			$ 293,441

JNL/S&P Total Yield Fund
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 29.7%
Comcast Corp. - Class A		490	$ 9,220
DR Horton Inc. (e)		707	8,902
Gannett Co. Inc.		732	12,095
Leggett & Platt Inc.		369	7,976
Mattel Inc.		368	8,375
Meredith Corp. (e)		279	9,605
Pulte Homes Inc. (c) (e)		791	8,896
Washington Post Co.		18	7,917
			72,986
CONSUMER STAPLES - 15.9%
Dean Foods Co. (c)		454	7,130
HJ Heinz Co.		170	7,758
JM Smucker Co.		123	7,385
Safeway Inc.		322	8,014
SUPERVALU Inc.		515	8,590
			38,877
FINANCIALS - 24.8%
American Express Co.		177	7,313
American International Group Inc. (c) (e)		238	8,121
Bank of America Corp.		463	8,266
Capital One Financial Corp.		192	7,957
Goldman Sachs Group Inc.		44	7,504
Morgan Stanley		233	6,822
ProLogis		548	7,230
State Street Corp.		172	7,780
			60,993
INDUSTRIALS - 15.9%
Caterpillar Inc.		123	7,716
General Electric Co.		455	8,287
PACCAR Inc.		194	8,388
Pitney Bowes Inc.		318	7,786
Ryder System Inc.		178	6,898
			39,075
INFORMATION TECHNOLOGY - 9.9%
Fiserv Inc. (c)		154	7,841
International Business Machines Corp.		58	7,398
Xerox Corp.		936	9,130
			24,369
MATERIALS - 2.8%
International Paper Co.		282	6,929

Total Common Stocks (cost $214,682)			243,229

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)		$ 730	31

Total Non-U.S. Government Agency Asset-Backed Securities (cost $730)			31

SHORT TERM INVESTMENTS - 8.9%
Mutual Funds - 1.2%
JNL Money Market Fund, 0.03% (a) (h)		2,955	2,955

Securities Lending Collateral - 7.7%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)		11,186	11,186
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)		7,636	7,636
			18,822

Total Short Term Investments (cost $21,777)			21,777

Total Investments - 107.9% (cost $237,189)			265,037
Other Assets and Liabilities, Net - (7.9%)			(19,399)
Total Net Assets - 100%			$ 245,638

JNL/S&P 4 Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/S&P Competitive Advantage Fund (61.0%) (a)		16,589	$ 171,200
JNL/S&P Dividend Income & Growth Fund (62.8%) (a)		19,234	175,033
JNL/S&P Intrinsic Value Fund (62.2%) (a)		17,393	182,453
JNL/S&P Total Yield Fund (74.6%) (a)		18,668	182,950

Total Investment Funds (cost $573,580)			711,636

Total Investments - 100.0% (cost $573,580)			711,636
Other Assets and Liabilities, Net - 0.0%			262
Total Net Assets - 100%			$ 711,898

JNL/Select Balanced Fund
COMMON STOCKS - 63.9%
CONSUMER DISCRETIONARY - 4.4%
Comcast Corp. - Class A		467	$ 8,782
Honda Motor Co. Ltd. - ADR		97	3,419
Limited Brands Inc.		155	3,816
Lowe's Cos. Inc.		251	6,079
Staples Inc.		268	6,278
Time Warner Inc.		114	3,579
Walt Disney Co. (e)		157	5,484
			37,437
CONSUMER STAPLES - 6.5%
CVS Caremark Corp.		145	5,301
Kimberly-Clark Corp.		75	4,702
PepsiCo Inc.		141	9,322
Philip Morris International Inc.		173	8,998
Procter & Gamble Co.		94	5,916
Smithfield Foods Inc. (c)		328	6,799
Unilever NV - NYS		177	5,350
Wal-Mart Stores Inc.		163	9,063
			55,451
ENERGY - 8.9%
Anadarko Petroleum Corp.		88	6,438
Baker Hughes Inc. (e)		135	6,305
Chevron Corp.		241	18,267
EnCana Corp.		186	5,782
Exxon Mobil Corp.		257	17,187
Marathon Oil Corp.		284	8,995
Occidental Petroleum Corp.		54	4,539
Total SA - ADR		139	8,036
			75,549
FINANCIALS - 10.9%
ACE Ltd.		155	8,127
Bank of America Corp.		596	10,642
Chubb Corp.		132	6,839
Goldman Sachs Group Inc.		21	3,616
Hartford Financial Services Group Inc.		121	3,447
JPMorgan Chase & Co.		359	16,061
Marsh & McLennan Cos. Inc.		154	3,770
MetLife Inc.		251	10,891
PNC Financial Services Group Inc. (e)		106	6,346
UBS AG (c)		270	4,402
Wells Fargo & Co.		600	18,675
			92,816
HEALTH CARE - 8.2%
Bristol-Myers Squibb Co.		243	6,483
Cardinal Health Inc.		169	6,082
Eli Lilly & Co.		311	11,250
Johnson & Johnson		157	10,210
Medtronic Inc.		186	8,394
Merck & Co. Inc.		345	12,874
Pfizer Inc.		695	11,924
UnitedHealth Group Inc.		91	2,962
			70,179
INDUSTRIALS - 9.4%
Avery Dennison Corp. (e)		80	2,913
Caterpillar Inc. (e)		60	3,740
Continental Airlines Inc. - Class B (c)		200	4,383
Cooper Industries Plc		128	6,132
Deere & Co.		140	8,330
FedEx Corp.		48	4,511
General Dynamics Corp.		87	6,693
General Electric Co.		341	6,203
Honeywell International Inc.		118	5,337
Lockheed Martin Corp.		81	6,749
Pentair Inc.		190	6,761
Siemens AG - ADR		56	5,598
United Parcel Service Inc. - Class B		132	8,515
Waste Management Inc.		133	4,565
			80,430
INFORMATION TECHNOLOGY - 7.5%
Accenture Plc		154	6,452
Analog Devices Inc.		147	4,245
Automatic Data Processing Inc.		131	5,830
Avnet Inc. (c)		122	3,666
Cisco Systems Inc. (c)		207	5,375
Corning Inc.		231	4,671
Hewlett-Packard Co.		105	5,554
International Business Machines Corp.		123	15,736
Microsoft Corp.		229	6,706
Texas Instruments Inc.		251	6,132
			64,367
MATERIALS - 2.8%
Agrium Inc.		64	4,492
Barrick Gold Corp.		127	4,885
BHP Billiton Plc - ADR		58	3,948
Owens-Illinois Inc. (c)		159	5,647
Sonoco Products Co.		168	5,185
			24,157
TELECOMMUNICATION SERVICES - 2.3%
AT&T Inc.		746	19,287

UTILITIES - 3.0%
Dominion Resources Inc. (e)		251	10,298
Exelon Corp.		127	5,546
PG&E Corp.		154	6,511
Xcel Energy Inc.		158	3,353
			25,708

Total Common Stocks (cost $478,574)			545,381

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.9%
Banc of America Commercial Mortgage Inc. REMIC, 5.12%, 07/11/43		$ 750	784
Banc of America Commercial Mortgage Inc. REMIC, 5.93%, 05/10/45 (i)		350	363
Banc of America Commercial Mortgage Inc. REMIC, 5.35%, 09/10/47 (i)		1,200	1,249
Bank of America-First Union NB Commercial Mortgage REMIC, 5.46%, 04/11/37		495	514
CarMax Auto Owner Trust, 4.79%, 02/15/13		500	525
Citibank Credit Card Issuance Trust, 5.65%, 09/20/19		750	830
Continental Airlines Inc. Pass Through Trust - Class A, 5.98%, 04/19/22		280	275
GE Capital Commercial Mortgage Corp. REMIC, 6.03%, 08/11/33		36	36
GS Mortgage Securities Corp. II REMIC, 4.75%, 07/10/39		900	909
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.62%, 03/11/39 (i)		415	430
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.54%, 09/11/41		600	618
Marriott Vacation Club Trust, 5.36%, 10/20/28 (t)		42	43
Merrill Lynch Mortgage Trust REMIC, 5.05%, 07/12/38 (i)		500	510
Morgan Stanley Dean Witter Capital I REMIC, 5.98%, 01/15/39		560	595
Sigma Finance, Inc. (d) (f) (u)		1,046	44
Southwest Airlines Co., 6.15%, 08/01/22		231	235

Total Non-U.S. Government Agency Asset-Backed Securities (cost $8,650)			7,960

CORPORATE BONDS AND NOTES - 8.2%
CONSUMER DISCRETIONARY - 0.5%
CBS Corp., 5.75%, 04/15/20		105	105
Comcast Corp., 6.55%, 07/01/39		375	388
COX Communications Inc., 5.45%, 12/15/14		500	540
Daimler Finance North America LLC, 8.50%, 01/18/31 (e)		300	366
Group Televisa, 6.63%, 01/15/40		375	374
Lowe's Cos. Inc., 6.65%, 09/15/37		420	471
News America Inc., 5.65%, 08/15/20 (e)		195	205
Staples Inc., 9.75%, 01/15/14 (l)		335	406
Time Warner Cable Inc., 5.85%, 05/01/17		270	289
Time Warner Cable Inc., 5.00%, 02/01/20		500	493
Viacom Inc., 6.88%, 04/30/36		670	710
			4,347
CONSUMER STAPLES - 0.4%
Anheuser-Busch InBev Worldwide Inc., 6.88%, 11/15/19 (t)		680	781
Anheuser-Busch InBev Worldwide Inc., 5.38%, 01/15/20		170	175
Cargill Inc., 5.60%, 09/15/12 (t)		485	525
CVS Caremark Corp., 6.13%, 08/15/16		400	441
CVS Caremark Corp., 5.75%, 06/01/17		245	264
Kraft Foods Inc., 6.25%, 06/01/12		825	903
			3,089
ENERGY - 0.3%
ConocoPhillips, 4.60%, 01/15/15		500	536
EOG Resources Inc., 5.63%, 06/01/19		190	204
Motiva Enterprises LLC, 5.75%, 01/15/20 (e) (t)		75	79
San Diego Gas & Electric Co., 6.00%, 06/01/39		100	106
Shell International Finance BV, 3.25%, 09/22/15 (e)		550	553
Shell International Finance BV, 4.38%, 03/25/20		675	669
StatoilHydro ASA, 5.25%, 04/15/19		215	225
			2,372
FINANCIALS - 5.1%
Ace Capital Trust II, 9.70%, 04/01/30		525	612
American Express Centurion Bank, 6.00%, 09/13/17		850	912
Ameriprise Financial Inc., 5.30%, 03/15/20		170	172
ANZ National International Ltd., 2.38%, 12/21/12 (t)		260	261
ASIF Global Financing XIX, 4.90%, 01/17/13 (t)		500	506
AXA SA, 8.60%, 12/15/30 (e)		425	515
Bank of America Corp., 6.50%, 08/01/16		600	649
Bank of America Corp., 5.42%, 03/15/17		700	692
Bank of New York Mellon, 4.30%, 05/15/14		240	253
Bank of New York Mellon, 5.45%, 05/15/19 (e)		500	530
Barclays Bank Plc, 6.75%, 5/22/19		320	354
Capital One Capital IV, 6.75%, 02/17/37 (i)		250	216
CDP Financial, 4.40%, 11/25/19 (t)		600	588
Charles Schwab Corp., 4.95%, 06/01/14		190	203
Citigroup Inc., 5.50%, 10/15/14 (e)		515	533
Citigroup Inc., 8.50%, 05/22/19 (e)		400	467
Citigroup Inc., 8.13%, 07/15/39		115	133
Credit Suisse USA Inc., 4.88%, 01/15/15 (e)		345	366
Deutsche Bank AG, 3.45%, 03/30/15		500	497
Discover Financial Services, 6.45%, 06/12/17		90	89
Eaton Vance Corp., 6.50%, 10/02/17		160	172
EDP Finance BV, 4.90%, 10/01/19 (t)		390	369
ENEL Finance International SA, 5.13%, 10/07/19 (t)		350	346
ENEL Finance International SA, 6.80%, 09/15/37 (t)		235	247
Everest Reinsurance Holdings Inc., 5.40%, 10/15/14		215	221
General Electric Capital Corp., 3.00%, 12/09/11		5,000	5,167
General Electric Capital Corp., 5.88%, 02/15/12		1,000	1,075
General Electric Capital Corp., 5.90%, 05/13/14 (e)		250	275
Goldman Sachs Group Inc., 1.63%, 07/15/11		4,000	4,045
Goldman Sachs Group Inc., 5.63%, 01/15/17		1,350	1,383
Hartford Financial Services Group Inc., 6.10%, 10/01/41		700	625
HCP Inc., 6.00%, 01/30/17 (e)		365	364
HSBC Bank USA, 5.88%, 11/01/34		250	243
HSBC Finance Corp., 6.38%, 11/27/12		500	548
John Deere Capital Corp., 2.95%, 03/09/15 (e)		180	180
JPMorgan Chase & Co., 3.70%, 01/20/15 (e)		600	604
JPMorgan Chase & Co., 6.30%, 04/23/19		475	524
JPMorgan Chase & Co., 6.40%, 05/15/38		425	459
Kimco Realty Corp., 5.78%, 03/15/16		345	356
Liberty Mutual Insurance Co., 7.88%, 10/15/26		475	495
Liberty Property LP, 6.63%, 10/01/17		225	228
Lloyds TSB Bank Plc., 4.38%, 01/12/15 (t)		625	616
Metropolitan Life Global Funding I, 2.88%, 09/17/12 (t)		600	610
Morgan Stanley, 2.00%, 09/22/11		5,000	5,084
Morgan Stanley, 6.00%, 05/13/14		400	432
Morgan Stanley, 5.38%, 10/15/15		170	177
Morgan Stanley, 5.45%, 01/09/17		700	710
National Rural Utilities Cooperative Finance Corp., 5.45%, 02/01/18 (e)		1,000	1,056
Nomura Holdings Inc., 5.00%, 03/04/15		280	286
Nordea Bank AB, 3.70%, 11/13/14 (t)		345	348
PNC Funding Corp., 5.40%, 06/10/14		525	564
ProLogis, 5.63%, 11/15/16		400	387
Prudential Financial Inc., 5.50%, 03/15/16		425	440
Rabobank Nederland NV, 3.20%, 03/11/15 (t)		750	744
Realty Income Corp., 6.75%, 08/15/19		355	370
Royal Bank of Scotland Plc, 4.88%, 03/16/15		500	500
Simon Property Group LP, 4.20%, 02/01/15 (e)		600	602
Simon Property Group LP, 6.10%, 05/01/16		325	342
Sovereign Bank, 8.75%, 05/30/18		450	505
Svenska Handelsbanken AB, 4.88%, 06/10/14 (t)		700	737
U.S. Bank NA, 4.95%, 10/30/14 (e)		450	479
US Bancorp, 2.88%, 11/20/14		500	494
Wachovia Corp., 5.25%, 08/01/14 (e)		500	525
WEA Finance LLC, 5.70%, 10/01/16 (t)		100	103
WEA Finance LLC, 7.13%, 04/15/18 (t)		350	379
Wells Fargo & Co., 3.75%, 10/01/14		575	582
			43,546
HEALTH CARE - 0.2%
Amgen Inc., 6.15%, 06/01/18		425	478
Express Scripts Inc., 6.25%, 06/15/14		160	177
Merck & Co. Inc., 4.00%, 06/30/15		370	388
Schering-Plough Corp., 5.30%, 12/01/13 (l)		450	500
Thermo Fisher Scientific Inc., 3.25%, 11/18/14 (t)		140	138
UnitedHealth Group Inc., 5.50%, 11/15/12		379	410
			2,091
INDUSTRIALS - 0.2%
Deere & Co., 4.38%, 10/16/19		185	184
Pitney Bowes Inc., 5.75%, 09/15/17 (e)		385	415
Siemens Financieringsmaatschappij NV, 5.75%, 10/17/16 (t)		675	735
Southwest Airlines Co., 5.75%, 12/15/16 (e)		500	511
			1,845
INFORMATION TECHNOLOGY - 0.4%
Cisco Systems Inc., 4.45%, 01/15/20		500	497
Dell Inc., 5.88%, 06/15/19 (e)		460	498
Fiserv Inc., 6.13%, 11/20/12		450	490
Hewlett-Packard Co., 5.25%, 03/01/12		350	376
Intuit Inc., 5.40%, 03/15/12		550	583
Oracle Corp., 6.13%, 07/08/39		500	532
Xerox Corp., 8.25%, 05/15/14		125	145
			3,121
MATERIALS - 0.1%
Potash Corp. of Saskatchewan Inc., 4.88%, 03/30/20 (e)		675	676

TELECOMMUNICATION SERVICES - 0.5%
AT&T Inc., 6.45%, 06/15/34		480	490
AT&T Inc., 6.80%, 05/15/36		150	159
BellSouth Corp., 6.55%, 06/15/34		300	306
BellSouth Telecommunications Inc., 7.00%, 12/01/95		70	70
Deutsche Telekom International Finance BV, 8.75%, 06/15/30 (l)		275	352
France Telecom SA, 4.38%, 07/08/14 (e)		230	242
Telecom Italia Capital SA, 5.25%, 10/01/15		675	691
Verizon Global Funding Corp., 7.75%, 12/01/30		500	595
Verizon Wireless Capital LLC, 5.55%, 02/01/14 (e)		500	546
Vodafone Group Plc, 5.45%, 06/10/19		600	623
			4,074
UTILITIES - 0.5%
Abu Dhabi National Energy Co., 5.62%, 10/25/12 (t)		250	259
Abu Dhabi National Energy Co., 5.88%, 10/27/16 (t)		195	198
Atmos Energy Corp., 6.35%, 06/15/17		385	414
Colorado Public Service Co., 5.13%, 06/01/19		500	520
Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16		250	272
Indianapolis Power & Light Co. (insured by AMBAC Assurance Corp.), 6.60%, 06/01/37 (t)		500	525
MidAmerican Energy Co., 5.65%, 07/15/12		500	540
MidAmerican Energy Holdings Co., 6.13%, 04/01/36 (e)		350	353
Niagara Mohawk Power Corp., 3.55%, 10/01/14 (t)		415	417
Pennsylvania Electric Co., 5.20%, 04/01/20		600	601
PPL Electric Utilities Corp., 6.25%, 05/15/39		60	64
Southern California Edison Co., 5.55%, 01/15/37		500	492
			4,655

Total Corporate Bonds and Notes (cost $67,612)			69,816

GOVERNMENT AND AGENCY OBLIGATIONS - 19.7%
GOVERNMENT SECURITIES - 10.7%
Municipals - 0.8%
Bay Area Toll Authority, 6.26%, 04/01/49		600	600
Dallas Area Rapid Transit (insured by AMBAC Assurance Corp.), 6.00%, 12/01/44		650	683
Illinois State Toll Highway Municipal Bond, 6.18%, 01/01/34		565	577
Los Angeles Unified School District, 5.75%, 07/01/34		800	732
Maryland Transportation Authority, 5.89%, 07/01/43		265	272
Massachusetts School Building Authority, 5.72%, 08/15/39		500	500
New Jersey State Turnpike Authority, 7.41%, 01/01/40		205	239
New York, NJ, Port Authority Revenue, 5.86%, 12/01/24		180	185
New York, NJ, Port Authority Revenue, 6.04%, 12/01/29		105	107
North Texas Tollway Authority, 6.72%, 01/01/49		600	629
Oregon School Boards Association (insured by AMBAC Assurance Corp.), 4.76%, 06/30/28		420	362
San Antonio Texas Electric & Gas, 5.99%, 02/01/20		135	142
University of California, Series F, 6.58%, 05/15/49		370	376
University of California Build America Bond, 5.77%, 05/15/43		615	594
University of Missouri, 5.96%, 11/01/39		360	371
			6,369
Sovereign - 0.7%
Financing Corp., 0.00%, 12/06/13 (j)		275	248
Financing Corp., 0.00%, 12/27/13 (j)		220	197
Province of Ontario, Canada, 4.00%, 10/07/19 (e)		550	540
Qatar Government International Bond, 4.00%, 01/20/15 (t)		425	433
Republic of Hungary, 6.25%, 01/29/20		320	340
Resolution Funding Corp. - Interest Only Strip, 0.00%, 04/15/14		2,550	2,296
Tennessee Valley Authority, 4.38%, 06/15/15 (e)		1,900	2,021
			6,075
U.S. Treasury Securities - 9.2%
U.S. Treasury Bond, 4.25%, 05/15/39		1,000	927
U.S. Treasury Bond, 4.38%, 11/15/39		6,710	6,345
U.S. Treasury Note, 2.38%, 08/31/10		2,000	2,018
U.S. Treasury Note, 1.00%, 07/31/11		9,300	9,348
U.S. Treasury Note, 1.00%, 09/30/11		36,500	36,647
U.S. Treasury Note, 4.50%, 03/31/12		2,225	2,379
U.S. Treasury Note, 1.38%, 05/15/12 (e)		13,000	13,080
U.S. Treasury Note, 4.75%, 05/31/12		2,000	2,156
U.S. Treasury Note, 3.13%, 09/30/13		2,500	2,607
U.S. Treasury Note, 1.88%, 02/28/14		2,000	1,983
U.S. Treasury Note, 3.88%, 05/15/18		1,000	1,025
			78,515
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 9.0%
Federal Home Loan Mortgage Corp. - 4.1%
Federal Home Loan Mortgage Corp., 3.50%, 05/29/13		5,000	5,250
Federal Home Loan Mortgage Corp., 5.50%, 10/01/16		138	147
Federal Home Loan Mortgage Corp., 6.00%, 04/01/17		105	113
Federal Home Loan Mortgage Corp., 5.00%, 10/01/17		127	136
Federal Home Loan Mortgage Corp., 6.50%, 11/01/17		44	48
Federal Home Loan Mortgage Corp., 5.00%, 01/01/18		55	59
Federal Home Loan Mortgage Corp., 5.50%, 01/01/18		1	1
Federal Home Loan Mortgage Corp., 5.00%, 04/01/18		71	76
Federal Home Loan Mortgage Corp., 4.50%, 05/01/18		84	89
Federal Home Loan Mortgage Corp., 5.00%, 05/01/18		142	151
Federal Home Loan Mortgage Corp., 4.50%, 09/01/18		111	116
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18		148	155
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18		71	74
Federal Home Loan Mortgage Corp., 5.50%, 11/01/18		65	71
Federal Home Loan Mortgage Corp., 5.50%, 01/01/19		231	250
Federal Home Loan Mortgage Corp., 4.50%, 03/01/19		645	678
Federal Home Loan Mortgage Corp., 5.50%, 08/01/19		209	226
Federal Home Loan Mortgage Corp., 5.00%, 05/01/21		1,005	1,070
Federal Home Loan Mortgage Corp., 5.00%, 12/01/21		94	100
Federal Home Loan Mortgage Corp., 5.00%, 02/01/23		58	62
Federal Home Loan Mortgage Corp., 5.00%, 03/01/23		38	40
Federal Home Loan Mortgage Corp., 5.00%, 05/01/23		148	156
Federal Home Loan Mortgage Corp., 5.00%, 07/01/23		942	995
Federal Home Loan Mortgage Corp., 5.00%, 07/01/23		1,596	1,687
Federal Home Loan Mortgage Corp., 5.00%, 08/01/23		889	940
Federal Home Loan Mortgage Corp., 7.00%, 11/01/30		106	119
Federal Home Loan Mortgage Corp., 7.00%, 02/01/31		18	20
Federal Home Loan Mortgage Corp., 7.00%, 06/01/31		30	34
Federal Home Loan Mortgage Corp., 7.00%, 10/01/32		103	115
Federal Home Loan Mortgage Corp., 6.00%, 04/01/35, TBA (g)		5,800	6,223
Federal Home Loan Mortgage Corp., 6.00%, 07/01/35		273	294
Federal Home Loan Mortgage Corp., 6.00%, 01/01/36		1,104	1,192
Federal Home Loan Mortgage Corp., 6.00%, 03/01/37		116	124
Federal Home Loan Mortgage Corp., 6.00%, 09/01/37		1,404	1,525
Federal Home Loan Mortgage Corp., 4.50%, 04/01/38		75	75
Federal Home Loan Mortgage Corp., 4.50%, 09/01/38		70	70
Federal Home Loan Mortgage Corp., 4.50%, 02/01/39		5,218	5,236
Federal Home Loan Mortgage Corp., 4.50%, 02/01/39		1,127	1,131
Federal Home Loan Mortgage Corp., 4.50%, 03/01/39		3,473	3,485
Federal Home Loan Mortgage Corp., 6.00%, 12/01/39		899	966
Federal Home Loan Mortgage Corp., 6.00%, 12/01/39		1,169	1,256
Federal Home Loan Mortgage Corp., 6.00%, 12/01/39		157	169
			34,724
Federal National Mortgage Association - 4.3%
Federal National Mortgage Association, 5.00%, 11/01/17		55	59
Federal National Mortgage Association, 6.00%, 01/01/18		33	35
Federal National Mortgage Association, 5.00%, 02/01/18		259	276
Federal National Mortgage Association, 5.00%, 12/01/18		395	421
Federal National Mortgage Association, 5.00%, 03/01/21		387	410
Federal National Mortgage Association, 5.50%, 11/01/21		300	322
Federal National Mortgage Association, 5.50%, 08/01/23		2,000	2,142
Federal National Mortgage Association, 7.50%, 09/01/29		37	42
Federal National Mortgage Association, 7.00%, 10/01/33		272	304
Federal National Mortgage Association, 4.50%, 11/01/33		160	162
Federal National Mortgage Association, 4.50%, 12/01/33		314	318
Federal National Mortgage Association, 6.00%, 04/15/34, TBA (g)		9,900	10,516
Federal National Mortgage Association, 4.50%, 09/01/35		287	290
Federal National Mortgage Association, 4.50%, 09/01/35		711	718
Federal National Mortgage Association, 6.00%, 05/01/37		-	-
Federal National Mortgage Association, 6.00%, 06/01/37		-	-
Federal National Mortgage Association, 6.00%, 07/01/37		-	-
Federal National Mortgage Association, 6.00%, 11/01/37		880	941
Federal National Mortgage Association, 6.00%, 09/01/38		195	207
Federal National Mortgage Association, 4.50%, 02/01/39		929	932
Federal National Mortgage Association, 4.50%, 02/01/39		8,074	8,102
Federal National Mortgage Association, 4.50%, 03/01/39		2,274	2,282
Federal National Mortgage Association, 4.50%, 03/01/39		7,956	7,983
			36,462
Government National Mortgage Association - 0.6%
Government National Mortgage Association, 6.50%, 04/15/26		39	43
Government National Mortgage Association, 5.50%, 11/15/32		96	102
Government National Mortgage Association, 7.00%, 01/15/33		38	43
Government National Mortgage Association, 6.00%, 02/15/33		119	129
Government National Mortgage Association, 6.00%, 03/15/33		39	42
Government National Mortgage Association, 5.50%, 05/15/33		97	103
Government National Mortgage Association, 7.00%, 05/15/33		19	21
Government National Mortgage Association, 5.50%, 05/20/33		136	145
Government National Mortgage Association, 5.00%, 06/20/33		76	80
Government National Mortgage Association, 5.50%, 07/15/33		39	41
Government National Mortgage Association, 5.00%, 10/15/33		221	231
Government National Mortgage Association, 6.00%, 10/20/33		138	150
Government National Mortgage Association, 6.00%, 04/15/34		13	14
Government National Mortgage Association, 6.00%, 01/15/35		9	10
Government National Mortgage Association, 5.50%, 02/15/36		19	21
Government National Mortgage Association, 5.00%, 03/15/36		33	35
Government National Mortgage Association, 5.00%, 06/15/37		69	72
Government National Mortgage Association, 5.00%, 06/15/38		817	851
Government National Mortgage Association, 5.00%, 06/15/38		804	838
Government National Mortgage Association, 5.00%, 06/15/38		522	544
Government National Mortgage Association, 5.00%, 07/15/38		43	45
Government National Mortgage Association, 5.00%, 07/15/38		37	39
Government National Mortgage Association, 5.00%, 09/15/38		1,707	1,778
Government National Mortgage Association REMIC, 7.50%, 09/16/35		22	25
			5,402

Total Government and Agency Obligations (cost $165,991)			167,547

SHORT TERM INVESTMENTS - 13.1%
Mutual Funds - 9.0%
JNL Money Market Fund, 0.03% (a) (h)		76,524	76,524

Securities Lending Collateral - 4.1%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)		21,900	21,900
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)		13,263	13,263
			35,163

Total Short Term Investments (cost $111,687)			111,687

Total Investments - 105.8% (cost $832,514)			902,391
Other Assets and Liabilities, Net - (5.8%)			(49,745)
Total Net Assets - 100%			$ 852,646

JNL/Select Money Market Fund
SHORT TERM INVESTMENTS - 100.3%
Certificates of Deposit - 36.9%
Bank Nova Scotia, 0.29%, 08/03/10		$ 10,000	$ 10,000
Bank of Nova Scotia, 0.29%, 09/02/10		8,000	8,000
Barclays Bank Plc, 0.43%, 05/05/10		11,900	11,900
Barclays Bank Plc, 0.44%, 10/06/10		3,000	3,000
BNP Paribas, 0.33%, 05/04/10		26,000	26,000
Calyon NY, 0.31%, 05/11/10		10,500	10,500
Canadian Imperial Bank of New York, 0.40%, 05/26/10 (i)		12,000	12,000
Citibank, 0.20%, 05/03/10		16,000	16,000
Commonwealth, 0.29%, 06/08/10		11,700	11,700
Credit Agricole SA, 0.33%, 09/01/10		8,000	8,000
DNB Nor Bank ASA, 0.27%, 06/09/10		14,000	14,000
DNB Nor Bank ASA, 0.26%, 07/19/10		8,000	8,000
Nordea Bank AB, 1.43%, 04/28/10		7,500	7,507
Nordea Bank Finland Plc, 0.28%, 04/07/10		18,000	18,000
Procter & Gamble Co., 0.26%, 05/07/10 (i)		5,240	5,239
Rabobank Nederland, 0.27%, 07/20/10		16,500	16,500
Royal Bank of Canada, 0.23%, 02/24/11		8,800	8,800
Societe Generale, 0.30%, 05/17/10		11,000	11,000
Societe Generale, 0.30%, 07/13/10		11,400	11,400
Svenska Handelsbanken, 0.31%, 05/13/10		10,000	10,000
Svenska Handelsbanken, 0.46%, 06/10/10 (i)		7,500	7,500
Toronto-Dominion Bank NY, 0.34%, 04/12/10		12,000	12,000
Toronto-Dominion Bank NY, 0.27%, 08/10/10		8,000	8,000
UBS AG Stamford, 0.57%, 04/21/10		8,000	8,000
UBS AG Stamford, 0.32%, 09/02/10		8,800	8,800
			271,846
Commercial Paper - 30.5%
Australia & New Zealand Banking Group Ltd., 0.26%, 06/15/10		17,400	17,391
Bank of America Corp., 0.03%, 06/08/10		16,000	15,991
Bank of America Corp., 0.29%, 07/07/10		12,800	12,790
Ciesco LLC, 0.18%, 04/27/10		16,300	16,298
Clipper Receivables Co., 0.19%, 04/08/10		11,600	11,600
Coca-Cola Co., 0.17%, 05/04/10		2,000	2,000
Commonwealth Bank Group, 0.27%, 08/17/10		7,000	6,993
CRC Funding LLC, 0.20%, 05/24/10		6,100	6,098
Enterprise Funding, 0.23%, 05/06/10		6,100	6,099
Falcon Asset Securitization Co., 0.20%, 04/20/10		5,200	5,199
Falcon Asset Securitization Co., 0.21%, 04/21/10		4,600	4,599
General Electric Capital Corp., 0.18%, 04/20/10		25,000	24,998
HSBC Bank USA, 0.28%, 07/08/10		11,400	11,391
National Australia Bank Ltd., 0.28%, 01/27/11 (i) (t)		7,800	7,800
Park Avenue Receivables Company LLC, 0.20%, 04/19/10		2,900	2,900
Park Avenue Receivables Corp., 0.16%, 04/07/10		3,000	3,000
Park Avenue Receivables Corp., 0.17%, 04/07/10		5,600	5,600
Ranger Funding Co. LLC, 0.18%, 04/20/10		9,600	9,599
Ranger Funding Co. LLC, 0.18%, 04/22/10		8,300	8,299
Westpac Banking Corp., 0.29%, 04/07/10		18,000	17,999
Yankee Acquisition Corp., 0.19%, 06/04/10		12,000	11,996
Yorktown Capital LLC, 0.17%, 04/14/10		5,500	5,500
Yorktown Capital LLC, 0.18%, 04/21/10		10,700	10,699
			224,839
Federal Home Loan Bank - 2.7%
Federal Farm Credit Bank, 2.38%, 04/07/10		20,000	20,007

Federal Home Loan Bank - 2.7%
Federal Home Loan Bank, 0.20%, 04/07/10		20,000	19,999

Federal Home Loan Mortgage Corp. - 15.0%
Federal Home Loan Mortgage Corp., 0.20%, 04/07/10		25,000	24,999
Federal Home Loan Mortgage Corp., 0.20%, 04/19/10		10,000	9,999
Federal Home Loan Mortgage Corp., 0.19%, 05/04/10		10,000	9,998
Federal Home Loan Mortgage Corp., 0.24%, 08/16/10		10,000	9,991
Federal Home Loan Mortgage Corp., 0.26%, 09/01/10		9,000	8,990
Federal Home Loan Mortgage Corp., 0.24%, 09/14/10		22,000	21,976
Federal Home Loan Mortgage Corp., 0.29%, 09/20/10		5,000	4,993
Federal Home Loan Mortgage Corp., 0.28%, 09/27/10		20,000	19,972
			110,918
Federal National Mortgage Association - 8.9%
Federal National Mortgage Association, 0.19%, 05/05/10		15,000	14,997
Federal National Mortgage Association, 0.19%, 07/07/10		10,000	9,995
Federal National Mortgage Association, 0.18%, 07/14/10		11,000	10,995
Federal National Mortgage Association, 0.23%, 08/25/10		8,000	7,993
Federal National Mortgage Association, 0.27%, 09/08/10		15,000	14,982
Federal National Mortgage Association, 0.29%, 09/22/10		6,500	6,491
			65,453
Repurchase Agreement - 1.6%
Repurchase Agreement with Banc of America Securities, 0.02% (Collateralized by $11,094 Government National Mortgage Association, 6.00%, due on 09/15/39, value $11,879) acquired on 03/31/10, due 04/01/10 at $11,701		11,700	11,700

Mutual Funds - 0.0%
JPMorgan Prime Money Market Fund, 0.03%		74	74

Treasury Inflation Index Securities - 2.0%
U.S. Treasury Inflation Indexed Note, 0.88%, 04/15/10 (r)		15,899	14,885

Total Short Term Investments (cost $739,721)			739,721

Total Investments - 100.3% (cost $739,721)			739,721
Other Assets and Liabilities, Net - (0.3%)			(2,064)
Total Net Assets - 100%			$ 737,657

JNL/Select Value Fund
COMMON STOCKS - 96.8%
CONSUMER DISCRETIONARY - 9.4%
Coach Inc.		110	$ 4,354
Comcast Corp. - Class A		688	12,951
Ford Motor Co. (c)		426	5,357
Home Depot Inc.		299	9,663
Kohl's Corp. (c)		126	6,913
Mattel Inc.		416	9,460
Stanley Black & Decker Inc.		267	15,306
Staples Inc.		360	8,425
Target Corp.		198	10,420
			82,849
CONSUMER STAPLES - 7.0%
CVS Caremark Corp.		207	7,575
Dean Foods Co. (c)		445	6,980
General Mills Inc.		59	4,190
Kimberly-Clark Corp.		124	7,803
Kraft Foods Inc. - Class A		263	7,944
PepsiCo Inc.		152	10,063
Philip Morris International Inc.		167	8,695
Sysco Corp.		278	8,195
			61,445
ENERGY - 16.2%
Apache Corp.		109	11,043
Baker Hughes Inc. (e)		300	14,029
BP Plc - ADR (e)		172	9,799
Chevron Corp.		289	21,900
ConocoPhillips		238	12,184
EOG Resources Inc.		63	5,892
Exxon Mobil Corp.		376	25,205
Halliburton Co.		132	3,971
Hess Corp.		138	8,619
Marathon Oil Corp.		296	9,362
Occidental Petroleum Corp.		247	20,856
			142,860
FINANCIALS - 21.7%
ACE Ltd.		302	15,768
Ameriprise Financial Inc.		133	6,037
AON Corp.		177	7,547
Bank of America Corp.		1,110	19,814
Bank of New York Mellon Corp.		276	8,521
Chubb Corp.		214	11,101
Goldman Sachs Group Inc.		115	19,691
JPMorgan Chase & Co.		684	30,627
PNC Financial Services Group Inc.		298	17,809
Principal Financial Group Inc.		281	8,205
UBS AG (c)		236	3,837
Unum Group		467	11,573
Wells Fargo & Co.		1,003	31,207
			191,737
HEALTH CARE - 11.5%
Abbott Laboratories		179	9,419
Amgen Inc. (c)		152	9,084
Baxter International Inc.		174	10,098
Cardinal Health Inc.		207	7,469
Covidien Plc		153	7,713
Johnson & Johnson		111	7,263
Merck & Co. Inc.		299	11,160
Pfizer Inc.		969	16,618
Teva Pharmaceutical Industries Ltd. - ADR		140	8,819
UnitedHealth Group Inc.		234	7,628
Zimmer Holdings Inc. (c)		100	5,938
			101,209
INDUSTRIALS - 11.5%
Boeing Co.		128	9,309
Cummins Inc.		180	11,176
General Electric Co.		1,133	20,612
Illinois Tool Works Inc.		158	7,459
Ingersoll-Rand Plc		372	12,965
PACCAR Inc. (e)		151	6,544
Textron Inc. (e)		415	8,815
Tyco International Ltd.		250	9,547
United Parcel Service Inc. - Class B		100	6,415
Waste Management Inc.		244	8,397
			101,239
INFORMATION TECHNOLOGY - 8.1%
Cisco Systems Inc. (c)		546	14,210
Hewlett-Packard Co.		247	13,144
Intel Corp.		616	13,719
Maxim Integrated Products Inc.		269	5,222
Microsoft Corp.		450	13,172
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		379	3,976
Texas Instruments Inc.		343	8,393
			71,836
MATERIALS - 5.3%
Agrium Inc.		131	9,245
Cliffs Natural Resources Inc. (e)		129	9,117
Dow Chemical Co.		107	3,155
EI Du Pont de Nemours & Co.		244	9,101
Mosaic Co.		136	8,277
Rexam Plc - ADR (e)		166	3,724
Steel Dynamics Inc.		219	3,828
			46,447
TELECOMMUNICATION SERVICES - 2.7%
AT&T Inc.		663	17,133
Verizon Communications Inc.		203	6,288
			23,421
UTILITIES - 3.4%
Edison International		208	7,111
Entergy Corp.		156	12,691
FPL Group Inc.		65	3,156
Northeast Utilities		252	6,968
			29,926

Total Common Stocks (cost $749,556)			852,969

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)		$ 631	27

Total Non-U.S. Government Agency Asset-Backed Securities (cost $631)			27

SHORT TERM INVESTMENTS - 3.3%
Mutual Funds - 2.9%
JNL Money Market Fund, 0.03% (a) (h)		25,385	25,385

Securities Lending Collateral - 0.4%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)		1,146	1,146
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)		2,182	2,182
			3,328

Total Short Term Investments (cost $28,713)			28,713

Total Investments - 100.1% (cost $778,900)			881,709
Other Assets and Liabilities, Net - (0.1%)			(1,186)
Total Net Assets - 100%			$ 880,523

JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 14.7%
Amazon.com Inc. (c) (e)		295	$ 40,067
AutoZone Inc. (c)		52	8,914
Carmax Inc. (c) (e)		236	5,936
Carnival Corp. (c)		64	2,500
Coach Inc. (e)		248	9,789
Kohl's Corp. (c)		119	6,524
Liberty Media Corp. - Interactive (c)		592	9,064
Lowe's Cos. Inc.		466	11,298
Marriott International Inc. - Class A		357	11,262
McGraw-Hill Cos. Inc.		210	7,497
MGM Mirage (c) (e)		189	2,263
Nike Inc. - Class B		128	9,386
O'Reilly Automotive Inc. (c)		99	4,117
Priceline.com Inc. (c)		23	5,788
Starbucks Corp. (c)		604	14,664
Starwood Hotels & Resorts Worldwide Inc.		150	6,982
Walt Disney Co.		340	11,862
			167,913
CONSUMER STAPLES - 2.5%
Costco Wholesale Corp.		144	8,586
PepsiCo Inc.		165	10,883
Procter & Gamble Co.		147	9,312
			28,781
ENERGY - 6.0%
Cameron International Corp. (c)		189	8,109
EOG Resources Inc. (e)		91	8,439
FMC Technologies Inc. (c)		48	3,121
Murphy Oil Corp.		96	5,405
Petroleo Brasileiro SA - ADR		359	14,209
Schlumberger Ltd.		274	17,356
Suncor Energy Inc.		354	11,516
			68,155
FINANCIALS - 13.2%
American Express Co.		265	10,942
BlackRock Inc.		16	3,462
Charles Schwab Corp. (e)		443	8,278
CME Group Inc.		19	6,038
Franklin Resources Inc. (e)		118	13,075
Goldman Sachs Group Inc.		68	11,586
IntercontinentalExchange Inc. (c)		89	9,930
Invesco Ltd.		509	11,150
JPMorgan Chase & Co.		553	24,756
Morgan Stanley		320	9,370
Northern Trust Corp.		168	9,278
PNC Financial Services Group Inc.		114	6,800
Sun Life Financial Services of Canada Inc.		167	5,375
U.S. Bancorp		469	12,135
Wells Fargo & Co.		304	9,473
			151,648
HEALTH CARE - 11.9%
Allergan Inc.		215	14,018
Celgene Corp. (c)		96	5,923
Express Scripts Inc. (c)		265	26,936
Gilead Sciences Inc. (c)		377	17,151
Illumina Inc. (c) (e)		106	4,123
Intuitive Surgical Inc. (c)		31	10,688
McKesson Corp.		153	10,049
Medco Health Solutions Inc. (c)		533	34,391
Stryker Corp. (e)		159	9,098
Vertex Pharmaceuticals Inc. (c)		99	4,038
			136,415
INDUSTRIALS - 10.2%
3M Co.		95	7,973
Bucyrus International Inc. - Class A		82	5,405
Danaher Corp.		434	34,641
Deere & Co.		77	4,567
Expeditors International Washington Inc.		206	7,598
Fastenal Co. (e)		167	8,000
FedEx Corp.		94	8,789
McDermott International Inc. (c)		212	5,718
PACCAR Inc.		169	7,329
Precision Castparts Corp.		108	13,735
Republic Services Inc. - Class A		166	4,809
Rockwell Automation Inc.		101	5,708
Union Pacific Corp.		30	2,199
			116,471
INFORMATION TECHNOLOGY - 34.1%
Accenture Plc		268	11,238
Akamai Technologies Inc. (c) (e)		169	5,315
Apple Inc. (c)		329	77,386
ASML Holding NV - NYS (e)		147	5,218
Autodesk Inc. (c)		172	5,074
Automatic Data Processing Inc.		149	6,635
Baidu.com - ADR (c)		28	16,477
Broadcom Corp. - Class A (c)		177	5,856
Cisco Systems Inc. (c)		581	15,113
Dolby Laboratories Inc. - Class A (c) (e)		186	10,901
eBay Inc. (c)		403	10,855
Google Inc. - Class A (c)		106	60,273
Hewlett-Packard Co.		139	7,388
Intel Corp.		156	3,477
International Business Machines Corp.		68	8,721
Juniper Networks Inc. (c) (e)		395	12,131
Marvell Technology Group Ltd. (c)		595	12,126
MasterCard Inc.		56	14,300
McAfee Inc. (c)		202	8,086
Microsoft Corp.		321	9,407
Nvidia Corp. (c)		328	5,708
QUALCOMM Inc.		442	18,576
Salesforce.com Inc. (c) (e)		54	4,020
Samsung Electronics Co. Ltd.		4	2,539
Tencent Holdings Ltd. (e)		633	12,696
Visa Inc. - Class A		412	37,513
Western Union Co.		221	3,752
			390,781
MATERIALS - 2.7%
Agnico-Eagle Mines Ltd.		49	2,706
BHP Billiton Ltd.		235	9,406
Monsanto Co.		73	5,185
Praxair Inc.		167	13,878
			31,175
TELECOMMUNICATION SERVICES - 4.1%
American Tower Corp. (c)		417	17,756
Crown Castle International Corp. (c)		655	25,029
Leap Wireless International Inc. (c)		116	1,903
MetroPCS Communications Inc. (c) (e)		223	1,582
			46,270

Total Common Stocks (cost $950,484)			1,137,609

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)		$ 1,745	74

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,745)			74

SHORT TERM INVESTMENTS - 5.9%
Mutual Funds - 0.9%
JNL Money Market Fund, 0.03% (a) (h)		3,065	3,065
T. Rowe Price Reserves Investment Fund, 0.25% (a) (h)		7,184	7,184
			10,249
Securities Lending Collateral - 5.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)		39,671	39,671
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)		17,570	17,570
			57,241

Total Short Term Investments (cost $67,490)			67,490

Total Investments - 105.3% (cost $1,019,719)			1,205,173
Other Assets and Liabilities, Net - (5.3%)			(60,326)
Total Net Assets - 100%			$ 1,144,847

JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS - 94.7%
CONSUMER DISCRETIONARY - 14.6%
Bed Bath & Beyond Inc. (c)		198	$ 8,664
Cablevision Systems Corp. - Class A		295	7,121
Carmax Inc. (c) (e)		407	10,224
Chipotle Mexican Grill Inc. - Class A (c)		107	12,056
Choice Hotels International Inc.		123	4,282
Coach Inc.		173	6,837
Discovery Communications Inc. - Class A (c)		172	5,812
Discovery Communications Inc. - Class C (c)		198	5,823
Dollar General Corp. (c)		166	4,192
Education Management Corp. (c)		87	1,905
Expedia Inc. (c)		577	14,402
Gaylord Entertainment Co. (c) (e)		154	4,512
Lamar Advertising Co. (c)		325	11,164
Liberty Media - Starz (c)		83	4,538
Madison Square Garden Inc. - Class A (c)		74	1,608
Marriott International Inc. - Class A (e)		464	14,625
O'Reilly Automotive Inc. (c)		183	7,633
Panera Bread Co. - Class A (c)		44	3,366
Starbucks Corp. (c)		167	4,053
Tim Hortons Inc.		131	4,269
Wynn Resorts Ltd.		75	5,687
			142,773
CONSUMER STAPLES - 2.1%
Shoppers Drug Mart Corp.		231	9,926
Whole Foods Market Inc. (c)		312	11,279
			21,205
ENERGY - 7.5%
Atlas Energy Inc. (c)		142	4,419
Cameron International Corp. (c)		116	4,972
CNX Gas Corp. (c)		223	8,485
Consol Energy Inc.		269	11,476
FMC Technologies Inc. (c) (e)		170	10,987
Murphy Oil Corp.		82	4,608
Peabody Energy Corp.		115	5,256
Range Resources Corp.		164	7,687
Smith International Inc.		118	5,053
Trican Well Service Ltd.		166	2,149
Ultra Petroleum Corp. (c)		172	8,020
			73,112
FINANCIALS - 10.3%
AON Corp.		197	8,414
E*Trade Financial Corp. (c)		844	1,393
Eaton Vance Corp. (e)		226	7,580
Fifth Third Bancorp		453	6,156
Interactive Brokers Group Inc. (c)		202	3,262
IntercontinentalExchange Inc. (c)		59	6,619
Janus Capital Group Inc.		354	5,059
KeyCorp		768	5,952
M&T Bank Corp. (e)		61	4,842
Marshall & Ilsley Corp.		758	6,102
MSCI Inc. (c)		263	9,494
Principal Financial Group Inc.		233	6,806
Raymond James Financial Inc.		149	3,984
St. Joe Co. (c) (e)		75	2,426
SunTrust Banks Inc.		167	4,474
TCF Financial Corp.		334	5,324
TD Ameritrade Holding Corp. (c)		338	6,442
WR Berkley Corp.		226	5,896
			100,225
HEALTH CARE - 16.3%
Alexion Pharmaceuticals Inc. (c)		72	3,915
BioMarin Pharmaceutical Inc. (c)		140	3,272
CareFusion Corp. (c)		366	9,673
Cephalon Inc. (c) (e)		171	11,590
Cerner Corp. (c) (e)		33	2,807
Covance Inc. (c)		135	8,288
CR Bard Inc.		106	9,182
Dentsply International Inc. (e)		179	6,238
Edwards Lifesciences Corp. (c)		113	11,173
Elan Corp. Plc - ADR (c)		390	2,956
Henry Schein Inc. (c)		170	10,013
Human Genome Sciences Inc. (c)		279	8,426
Humana Inc. (c)		89	4,163
Idexx Laboratories Inc. (c) (e)		50	2,878
Illumina Inc. (c) (e)		182	7,080
Intuitive Surgical Inc. (c)		11	3,829
Millipore Corp. (c)		54	5,702
OSI Pharmaceuticals Inc. (c)		57	3,394
Perrigo Co.		155	9,102
Qiagen NV (c) (e)		338	7,771
Regeneron Pharmaceuticals Inc. (c)		112	2,967
Theravance Inc. (c)		136	1,816
Valeant Pharmaceutical International (c)		184	7,895
Vertex Pharmaceuticals Inc. (c) (e)		169	6,907
Waters Corp. (c)		125	8,442
			159,479
INDUSTRIALS - 17.6%
A123 Systems Inc. (c) (e)		62	852
Alliant Techsystems Inc. (c)		47	3,821
AMETEK Inc.		331	13,723
Danaher Corp.		56	4,475
Fastenal Co. (e)		223	10,702
First Solar Inc. (c) (e)		14	1,717
Foster Wheeler AG (c)		137	3,718
Gardner Denver Inc.		144	6,342
Goodrich Corp.		85	5,994
Harsco Corp.		145	4,631
Hertz Global Holdings Inc. (c)		695	6,943
IDEX Corp.		255	8,440
IHS Inc. (c) (e)		162	8,667
Manpower Inc.		120	6,854
McDermott International Inc. (c)		563	15,156
MSC Industrial Direct Co. - Class A		96	4,863
Quanta Services Inc. (c)		392	7,511
Robert Half International Inc.		326	9,920
Rockwell Collins Inc.		175	10,953
Roper Industries Inc.		202	11,684
Southwest Airlines Co.		248	3,279
Stericycle Inc. (c)		52	2,834
SunPower Corp. - Class B (c)		135	2,260
Textron Inc.		227	4,819
UTi Worldwide Inc.		281	4,305
Verisk Analytics Inc. (c)		81	2,284
WABCO Holdings Inc. (c)		167	4,997
			171,744
INFORMATION TECHNOLOGY - 22.3%
Akamai Technologies Inc. (c)		198	6,219
Altera Corp.		404	9,821
Autodesk Inc. (c)		115	3,383
Cree Inc. (c)		99	6,952
Dolby Laboratories Inc. - Class A (c) (e)		183	10,737
Electronic Arts Inc. (c)		374	6,979
Factset Research Systems Inc.		112	8,217
Fiserv Inc. (c)		175	8,883
FLIR Systems Inc. (c) (e)		225	6,345
Global Payments Inc.		265	12,071
Intersil Corp.		312	4,605
JDS Uniphase Corp. (c)		953	11,941
Juniper Networks Inc. (c)		451	13,837
Marvell Technology Group Ltd. (c)		335	6,827
McAfee Inc. (c)		217	8,708
MEMC Electronic Materials Inc. (c)		392	6,009
Microchip Technology Inc. (e)		268	7,547
Micros Systems Inc. (c) (e)		192	6,313
National Semiconductor Corp.		337	4,870
Nuance Communications Inc. (c)		310	5,158
PMC - Sierra Inc. (c)		371	3,309
Red Hat Inc. (c)		312	9,132
Rovi Corp. (c)		195	7,240
Salesforce.com Inc. (c) (e)		36	2,673
Silicon Laboratories Inc. (c)		69	3,289
Trimble Navigation Ltd. (c)		243	6,979
Varian Semiconductor Equipment Associates Inc. (c)		169	5,597
VeriSign Inc. (c)		197	5,124
Western Union Co.		636	10,787
Xilinx Inc.		338	8,620
			218,172
MATERIALS - 1.6%
Agnico-Eagle Mines Ltd.		198	11,023
Franco-Nevada Corp.		184	4,945
			15,968
TELECOMMUNICATION SERVICES - 1.3%
American Tower Corp. (c)		227	9,672
Leap Wireless International Inc. (c)		168	2,748
			12,420
UTILITIES - 1.1%
Calpine Corp. (c)		865	10,285

Total Common Stocks (cost $758,022)			925,383

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)		$ 2,339	99

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,339)			99

SHORT TERM INVESTMENTS - 14.4%
Mutual Funds - 5.4%
JNL Money Market Fund, 0.03% (a) (h)		4,056	4,056
T. Rowe Price Reserves Investment Fund, 0.25% (a) (h)		49,036	49,036
			53,092
Securities Lending Collateral - 9.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)		50,406	50,406
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)		37,378	37,378
			87,784

Total Short Term Investments (cost $140,876)			140,876

Total Investments - 109.1% (cost $901,237)			1,066,358
Other Assets and Liabilities, Net - (9.1%)			(89,073)
Total Net Assets - 100%			$ 977,285

JNL/T. Rowe Price Short-Term Bond Fund
INVESTMENT FUNDS - 0.5%
T. Rowe Price Term Asset-Backed Securities Loan Facility (a) (f) (s) (u)		258	$ 2,845

Total Investment Funds (cost $2,837)			2,845

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 9.3%
Ally Auto Receivables Trust, 1.45%, 05/15/14 (f)		$ 1,815	1,815
American Express Credit Account Master Trust, 5.55%, 01/15/14		875	913
AmeriCredit Automobile Receivables Trust, 0.97%, 01/15/13		2,550	2,550
AmeriCredit Automobile Receivables Trust, 3.72%, 11/17/14		355	357
Bank of America Auto Trust, 0.75%, 06/15/12 (t)		2,070	2,071
BCAP LLC Trust REMIC, 0.89%, 11/25/36 (i)		149	132
Cabela's Master Credit Card Trust, 1.68%, 01/16/18 (i) (t)		1,700	1,700
CarMax Auto Owner Trust, 1.56%, 07/15/14		1,325	1,325
CarMax Auto Owner Trust, 3.75%, 12/15/15		660	660
CarMax Auto Owner Trust, 4.88%, 08/15/16		420	420
Chase Issuance Trust, 4.96%, 09/17/12		4,000	4,082
Chrysler Financial Lease Trust REMIC, 1.78%, 06/15/11 (t)		3,035	3,034
Citibank Credit Card Issuance Trust, 0.57%, 10/07/13 (i)		2,350	2,318
CitiFinancial Auto Issuance Trust, 2.59%, 10/15/13 (t)		1,538	1,557
CNH Equipment Trust, 1.85%, 12/16/13		584	588
CNH Equipment Trust, 1.54%, 07/15/14		2,000	1,996
CS First Boston Mortgage Securities Corp. REMIC, 6.53%, 06/15/34		3,392	3,512
Delta Air Lines Inc. Pass Through Trust, 7.57%, 11/18/10		1,250	1,266
Discover Card Master Trust, 0.88%, 09/15/15 (i)		3,090	3,096
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 0.44%, 11/19/37 (i)		1,297	769
Ford Credit Auto Owner Trust, 1.51%, 01/15/14		1,990	1,999
Ford Credit Auto Owner Trust, 2.42%, 11/15/14		1,823	1,842
Ford Credit Auto Owner Trust, 8.14%, 02/15/16 (t)		415	462
GreenPoint Mortgage Funding Trust REMIC, 0.43%, 09/25/46 (i)		2,203	1,084
Harborview Mortgage Loan Trust REMIC, 5.81%, 08/19/36 (i)		1,449	930
Harborview Mortgage Loan Trust REMIC, 0.43%, 08/21/36 (i)		2,085	1,133
HFC Home Equity Loan Asset Backed Certificates REMIC, 0.39%, 03/20/36 (i)		1,938	1,797
Honda Auto Receivables Owner Trust, 1.25%, 10/21/13		1,680	1,684
Honda Auto Receivables Owner Trust, 1.98%, 05/23/16		545	546
John Deere Owner Trust, 1.57%, 10/15/13		715	719
JPMorgan Mortgage Trust REMIC, 5.01%, 07/25/35 (i)		462	396
MMAF Equipment Finance LLC, 2.37%, 11/15/13 (t)		1,572	1,575
Sigma Finance, Inc. (d) (f) (u)		698	30
Structured Adjustable Rate Mortgage Loan Trust REMIC, 6.00%, 11/25/37 (i)		2,047	1,208
Structured Asset Securities Corp. REMIC, 2.53%, 09/25/33 (i)		840	751
Thornburg Mortgage Securities Trust REMIC, 0.37%, 07/25/36 (i)		1,769	1,725
USAA Auto Owner Trust, 1.30%, 06/16/14		1,120	1,119
USAA Auto Owner Trust, 2.14%, 09/15/15		895	895
Volkswagen Auto Loan Enhanced Trust, 0.66%, 05/21/12		1,345	1,345
Wells Fargo Mortgage Backed Securities Trust REMIC, 3.02%, 04/25/35 (i)		3,073	2,845

Total Non-U.S. Government Agency Asset-Backed Securities (cost $63,091)			58,246

CORPORATE BONDS AND NOTES - 50.7%
CONSUMER DISCRETIONARY - 2.8%
Comcast Cable Communications Holdings Inc., 6.75%, 01/30/11		2,470	2,582
COX Communications Inc., 7.75%, 11/01/10		450	468
Daimler Finance North America LLC, 7.75%, 01/18/11		1,720	1,809
DirecTV Holdings LLC, 4.75%, 10/01/14 (t)		2,000	2,089
ERAC USA Finance Co., 5.80%, 10/15/12 (t)		2,182	2,356
Staples Inc., 7.75%, 04/01/11 (l)		950	1,008
TCM Sub LLC, 3.55%, 01/15/15 (t)		1,870	1,855
Thomson Reuters Corp., 5.95%, 07/15/13		1,000	1,105
Time Warner Cable Inc., 5.40%, 07/02/12		2,200	2,362
Time Warner Inc., 6.88%, 05/01/12		485	533
Viacom Inc., 6.63, 05/15/11		1,095	1,150
			17,317
CONSUMER STAPLES - 4.9%
Altria Group Inc., 8.50%, 11/10/13 (l)		1,750	2,046
Anheuser-Busch InBev Worldwide Inc., 3.00%, 10/15/12		2,285	2,346
Anheuser-Busch InBev Worldwide Inc., 7.20%, 01/15/14 (t)		1,100	1,260
BAT International Finance Plc, 8.13%, 11/15/13 (t)		2,950	3,467
Coca-Cola Amatil Ltd., 3.25%, 11/02/14 (t)		1,385	1,373
Coca-Cola Bottling Co. Consolidated, 5.00%, 11/15/10		2,000	2,131
CVS/Caremark Corp., 1.75%, 09/10/10 (i)		825	829
Dr. Pepper Snapple Group Inc., 1.70%, 12/21/11		1,860	1,865
Dr. Pepper Snapple Group Inc., 2.35%, 12/21/12		525	529
General Mills Inc., 6.00%, 02/15/12		1,400	1,523
Kraft Foods Inc., 6.25%, 06/01/12		1,185	1,297
Kraft Foods Inc., 2.63%, 05/08/13 (e)		1,130	1,138
Kroger Co., 6.75%, 04/15/12		625	684
Kroger Co., 7.50%, 01/15/14		700	808
Procter & Gamble Co., 1.38%, 08/01/12		2,520	2,520
SABMiller Plc, 6.20%, 07/01/11 (t)		2,090	2,204
Safeway Inc., 6.50%, 03/01/11		300	315
Safeway Inc., 5.80%, 08/15/12		2,080	2,268
Wal-Mart Stores Inc., 3.20%, 05/15/14		2,000	2,051
			30,654
ENERGY - 3.4%
CenterPoint Energy Resources Corp., 7.88%, 04/01/13		575	658
Conoco Funding Co., 6.35%, 10/15/11		2,175	2,346
Devon Financing Corp. ULC, 6.88%, 09/30/11		1,800	1,942
Enterprise Products Operating LLC, 4.60%, 08/01/12		1,785	1,883
Enterprise Products Operating LLC, 6.38%, 02/01/13		675	737
Marathon Oil Corp., 6.50%, 02/15/14		1,000	1,121
Plains All American Pipeline LP, 4.25%, 09/01/12		1,450	1,506
SeaRiver Maritime Inc., 2.53%, 09/01/12		1,800	1,693
Shell International Finance BV, 1.88%, 03/25/13		2,615	2,612
Texas Gas Transmission LLC, 5.50%, 04/01/13 (t)		2,355	2,504
Transocean Inc., 5.25%, 03/15/13		825	891
Weatherford International Inc., 5.95%, 06/15/12		565	611
Williams Partners LP, 3.80%, 02/15/15 (t)		890	888
XTO Energy Inc., 5.90%, 08/01/12		600	659
XTO Energy Inc., 4.63%, 06/15/13		1,000	1,072
			21,123
FINANCIALS - 23.3%
Abbey National Treasury Service Plc, 3.88%, 11/10/14 (t)		1,430	1,422
Allstate Corp., 6.13%, 02/15/12		2,115	2,285
American Express Centurion Bank, 5.55%, 10/17/12		1,500	1,617
American Honda Finance Corp., 2.38%, 03/18/13 (t)		1,260	1,260
ANZ National International Ltd., 2.38%, 12/21/12 (e) (t)		1,515	1,518
Australia & New Zealand Banking Group Ltd., 2.40%, 01/11/13 (t)		730	729
AXA Financial Inc., 7.75%, 08/01/10		2,115	2,162
Banco Bradesco SA, 4.10%, 03/23/15 (s) (u)		1,115	1,106
Bank of America Corp., 7.38%, 05/15/14		1,100	1,237
Bank of Nova Scotia, 2.25%, 01/22/13		925	932
Bank of the West, 2.15%, 03/27/12 (e)		3,100	3,159
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.60%, 01/22/13 (t)		2,195	2,211
Barclays Bank Plc, 2.50%, 01/23/13		2,595	2,598
BB&T Corp., 3.85%; 07/27/12		2,770	2,887
Charles Schwab Corp., 4.95%, 06/01/14		850	906
Citigroup Inc., 5.13%, 02/15/11 (e)		500	515
Citigroup Inc., 2.13%, 04/30/12		4,800	4,888
Citigroup Inc., 5.85%, 07/02/13		1,500	1,576
Citigroup Inc., 6.38%, 08/12/14		1,000	1,068
Commonwealth Bank of Australia, 2.75%, 10/15/12 (t)		1,170	1,187
Countrywide Home Loans Inc., 4.00%, 03/22/11		1,150	1,182
Credit Suisse New York, 3.45%, 07/02/12		1,275	1,320
Crown Castle Towers LLC, 4.52%, 01/15/15 (t)		1,515	1,535
Deutsche Bank AG, 5.38%, 10/12/12 (e)		2,055	2,236
Dexia Credit Local, 2.38%, 09/23/11 (t)		3,900	3,983
ENEL Finance International SA, 3.88%, 10/07/14 (t)		2,420	2,451
General Electric Capital Corp., 3.50%, 08/13/12		1,920	1,984
General Electric Capital Corp., 2.00%, 09/28/12		5,200	5,271
General Electric Capital Corp., 5.25%, 10/19/12		1,500	1,610
General Electric Capital Corp., 3.75%, 11/14/14 (e)		800	810
Goldman Sachs Group Inc., 3.63%, 08/01/12		2,550	2,641
Goldman Sachs Group Inc., 4.75%, 07/15/13		1,000	1,057
Greater Bay Bancorp, 5.13%, 04/15/10		750	751
GreenPoint Bank, 9.25%, 10/01/10		1,175	1,217
John Deere Capital Corp., 1.00%, 06/10/11 (i)		1,800	1,814
JPMorgan Chase & Co., 6.95%, 08/10/12		2,429	2,691
JPMorgan Chase & Co., 0.90%, 02/26/13 (e) (i)		2,310	2,322
JPMorgan Chase & Co., 4.65%, 06/01/14		885	935
Kreditanstalt fuer Wiederaufbau, 3.75%, 06/27/11		2,800	2,902
Kreditanstalt fuer Wiederaufbau, 4.75%, 05/15/12		4,500	4,820
Landeskreditbank Baden-Wuerttemberg Foerderbank, 3.25%, 10/29/10		2,000	2,029
LeasePlan Corp. NV, 3.00%, 05/07/12 (t)		1,900	1,963
Lloyds TSB Bank Plc., 4.38%, 01/12/15 (t)		1,750	1,725
Mack-Cali Realty LP, 7.75%, 02/15/11		1,395	1,459
Merrill Lynch & Co. Inc., 0.45%, 07/25/11 (i)		1,250	1,243
Metropolitan Life Global Funding I, 2.88%, 09/17/12 (t)		1,000	1,016
Metropolitan Life Global Funding I, 2.50%, 01/11/13 (t)		730	731
Metropolitan Life Global Funding I, 5.13%, 06/10/14 (t)		500	530
Morgan Stanley, 5.05%, 01/21/11		1,925	1,987
Morgan Stanley, 5.63%, 01/09/12		1,320	1,398
Morgan Stanley, 4.20%, 11/20/14		265	267
National Australia Bank Ltd., 8.60%, 05/19/10		1,500	1,515
National Australia Bank Ltd., 2.35%, 11/16/12 (t)		1,475	1,483
National Rural Utilities Cooperative Finance Corp., 2.63%, 09/16/12		1,070	1,092
New York Life Global Funding, 2.25%, 12/14/12 (t)		2,415	2,428
Nordea Bank AB, 2.50%, 11/13/12 (t)		765	772
NRW Bank, 5.38%, 07/19/10		4,000	4,044
PACCAR Financial Corp., 1.95%, 12/17/12		775	773
PNC Funding Corp., 3.63%, 02/08/15 (e)		1,315	1,323
Principal Financial Group Inc., 7.88%, 05/15/14		1,500	1,697
Prudential Financial Inc., 3.63%, 09/17/12		2,400	2,468
Prudential Financial Inc., 2.75%, 01/14/13		490	491
Rabobank Nederland NV, 4.20%, 05/13/14 (t)		1,150	1,209
Royal Bank of Scotland Plc, 2.63%, 05/11/12 (t)		5,200	5,309
Santander US Debt SA, 0.65%, 10/21/11 (i) (t)		2,220	2,223
Santander US Debt SA, 2.49%, 01/18/13 (t)		1,800	1,802
Simon Property Group LP, 4.20%, 02/01/15		540	541
SLM Corp., 5.13%, 08/27/12		1,540	1,530
Suncorp-Metway Ltd., 1.55%, 04/15/11 (e) (i) (t)		6,400	6,476
U.S. Bank NA, 6.38%, 08/01/11		2,700	2,875
UBS AG Stamford, 1.35%, 02/23/12 (i)		1,475	1,481
Wachovia Capital Trust III, 5.80% (callable at 100 beginning 03/15/11) (p)		425	360
WEA Finance LLC, 5.40%, 10/01/12 (t)		550	583
Wells Fargo & Co., 5.25%, 10/23/12		1,000	1,077
Westpac Banking Corp., 0.55%, 10/21/11 (i) (t)		1,880	1,879
Westpac Banking Corp., 3.25%, 12/16/11 (t)		4,200	4,343
Williams Co. Inc., 6.38%, 10/01/10 (t)		725	738
Woodside Finance Ltd., 6.70%, 08/01/11 (t)		300	316
Woodside Finance Ltd., 4.50%, 11/10/14 (t)		1,020	1,045
			145,016
HEALTH CARE - 2.9%
AmerisourceBergen Corp., 5.63%, 09/15/12		1,360	1,465
Boston Scientific Corp., 4.25%, 01/12/11		1,445	1,464
Boston Scientific Corp., 4.50%, 01/15/15		670	643
Express Scripts Inc., 5.25%, 06/15/12		2,755	2,938
Life Technologies Corp., 3.38%, 03/01/13		940	945
Novartis Capital Corp., 1.90%, 04/24/13		3,000	2,998
Roche Holdings Inc., 4.50%, 03/01/12 (l) (t)		1,700	1,797
Watson Pharmaceuticals Inc., 5.00%, 08/15/14		1,500	1,562
WellPoint Inc., 5.00%, 01/15/11 (e)		2,350	2,419
WellPoint Inc., 6.80%, 08/01/12		1,500	1,658
			17,889
INDUSTRIALS - 1.9%
Allied Waste Industries Inc., 5.75%, 02/15/11		2,475	2,568
CSX Corp., 5.75%, 03/15/13		1,350	1,465
Dun & Bradstreet Corp., 5.50%, 03/15/11		2,335	2,429
GATX Corp., 4.75%, 10/01/12		1,970	2,056
Northrop Grumman Systems Corp., 7.13%, 02/15/11		2,225	2,342
Waste Management Inc., 6.38%, 11/15/12		1,083	1,201
			12,061
INFORMATION TECHNOLOGY - 1.2%
Cisco Systems Inc., 2.90%, 11/17/14		730	740
Hewlett Packard Co., 2.25%, 05/27/11		2,500	2,538
Oracle Corp., 5.00%, 01/15/11		1,000	1,034
Xerox Corp., 5.50%, 05/15/12		1,840	1,952
Xerox Corp., 5.65%, 05/15/13		1,000	1,073
			7,337
MATERIALS - 2.5%
Airgas Inc., 2.85%, 10/01/13		1,835	1,831
ArcelorMittal, 5.38%, 06/01/13		880	937
Barrick Gold Corp., 6.13%, 09/15/13		1,750	1,950
BHP Billiton Finance USA Ltd., 4.80%, 04/15/13		375	403
Dow Chemical Co., 4.85%, 08/15/12		700	740
Dow Chemical Co., 6.00%, 10/01/12		1,451	1,580
Lafarge SA, 6.15%, 07/15/11		2,875	3,003
Praxair Inc., 2.13%, 06/14/13		2,425	2,431
Rio Tinto Finance USA Ltd., 8.95%, 05/01/14 (e) (l)		2,500	3,013
			15,888
TELECOMMUNICATION SERVICES - 4.4%
America Movil SAB de CV, 3.63%, 03/30/15 (t)		1,080	1,084
AT&T Corp., 7.30%, 11/15/11 (l)		2,500	2,733
British Telecommunications Plc, 9.13%, 12/15/10 (l)		3,135	3,311
Deutsche Telekom International Finance BV, 8.50%, 06/15/10 (l)		1,500	1,522
France Telecom SA, 7.75%, 03/01/11 (l)		1,200	1,274
Koninklijke KPN NV, 8.00%, 10/01/10		2,350	2,432
Rogers Cable Inc., 6.25%, 06/15/13		325	358
Rogers Cable Inc., 5.50%, 03/15/14		275	296
Rogers Wireless Communications Inc., 6.38%, 03/01/14		900	999
Telecom Italia Capital SA, 6.20%, 07/18/11		1,375	1,444
Telecom Italia Capital SA, 5.25%, 11/15/13		1,500	1,571
Telefonica Emisiones SAU, 5.98%, 06/20/11		1,900	1,997
Telefonica Emisiones SAU, 5.86%, 02/04/13		415	451
Telefonica Europe BV, 7.75%, 09/15/10		700	721
Verizon Virginia Inc., 4.63%, 03/15/13		2,780	2,916
Verizon Wireless Capital LLC, 3.75%, 05/20/11		1,125	1,160
Verizon Wireless Capital LLC, 5.55%, 02/01/14		1,475	1,612
Vodafone Group Plc, 5.35%, 02/27/12 (e)		1,650	1,759
			27,640
UTILITIES - 3.4%
Abu Dhabi National Energy Co., 5.62%, 10/25/12 (t)		1,625	1,681
Appalachian Power Co., 5.65%, 08/15/12		1,750	1,881
Commonwealth Edison Co., 4.74%, 08/15/10		1,150	1,167
Dominion Resources Inc., 5.70%, 09/17/12		1,020	1,105
Duke Energy Corp., 6.30%, 02/01/14 (e)		1,575	1,755
Duke Energy Ohio Inc., 2.10%, 06/15/13		745	746
FirstEnergy Corp., 6.45%, 11/15/11		32	35
MidAmerican Energy Holdings Co., 5.00%, 02/15/14		1,825	1,936
NiSource Finance Corp., 7.88%, 11/15/10		350	363
Northeast Utilities, 5.65%, 06/01/13		2,775	2,958
PPL Energy Supply LLC, 6.40%, 11/01/11		1,200	1,284
Progress Energy Inc., 6.05%, 03/15/14		875	963
PSEG Power LLC, 6.95%, 06/01/12		500	552
PSEG Power LLC, 2.50%, 04/15/13 (t)		2,535	2,537
Southern California Edison Co., 0.65%, 10/21/11 (i)		1,110	1,116
Southern Co., 5.30%, 01/15/12		1,250	1,329
			21,408

Total Corporate Bonds and Notes (cost $312,440)			316,333

GOVERNMENT AND AGENCY OBLIGATIONS - 34.8%
GOVERNMENT SECURITIES - 11.3%
Sovereign - 4.5%
ANZ National International Ltd., 3.25%, 04/02/12 (e) (t)		3,700	3,831
Japan Finance Corp., 2.00%, 06/24/11		1,600	1,616
Kommunalbanken AS, 5.13%, 05/30/12		7,400	7,983
Mexican Bonos, 9.00%, 12/22/11	MXN	28,850	2,485
Societe Financement de l'Economie Francaise, 1.50%, 10/29/10 (t)		10,100	10,140
Societe Financement de l'Economie Francaise, 2.00%, 02/25/11 (e) (t)		1,900	1,926
			27,981
Treasury Inflation Index Securities - 1.8%
U.S. Treasury Inflation Indexed Note, 0.88%, 04/15/10 (r)		8,922	8,931
U.S. Treasury Inflation Indexed Note, 1.88%, 07/05/13 (r)		2,006	2,122
			11,053
U.S. Treasury Securities - 5.0%
U.S. Treasury Note, 1.00%, 07/31/11		31,000	31,160

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 23.5%
Federal Home Loan Bank - 1.8%
Federal Home Loan Bank, 3.25%, 03/11/11		11,200	11,481

Federal Home Loan Mortgage Corp. - 5.0%
Federal Home Loan Mortgage Corp., 1.75%, 07/27/11		3,900	3,904
Federal Home Loan Mortgage Corp., 2.13%, 03/23/12		3,400	3,461
Federal Home Loan Mortgage Corp., 1.75%, 06/15/12		2,100	2,120
Federal Home Loan Mortgage Corp., 4.00%, 02/01/14		16	16
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14		24	25
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14		30	31
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14		100	102
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14		26	26
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14		22	22
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14		33	33
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14		20	20
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14		29	29
Federal Home Loan Mortgage Corp., 4.00%, 04/01/14		22	22
Federal Home Loan Mortgage Corp., 4.00%, 04/01/14		13	14
Federal Home Loan Mortgage Corp., 4.00%, 04/01/14		18	19
Federal Home Loan Mortgage Corp., 5.00%, 10/01/17		476	508
Federal Home Loan Mortgage Corp., 5.00%, 10/01/17		387	411
Federal Home Loan Mortgage Corp., 5.00%, 11/01/17		970	1,031
Federal Home Loan Mortgage Corp., 5.00%, 01/01/18		1,584	1,683
Federal Home Loan Mortgage Corp., 5.00%, 03/01/18		457	488
Federal Home Loan Mortgage Corp., 5.00%, 03/01/18		3,360	3,571
Federal Home Loan Mortgage Corp., 4.50%, 04/01/18		41	44
Federal Home Loan Mortgage Corp., 5.00%, 06/01/18		466	495
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18		72	76
Federal Home Loan Mortgage Corp., 4.50%, 05/01/19		102	107
Federal Home Loan Mortgage Corp., 5.50%, 10/01/19		560	605
Federal Home Loan Mortgage Corp., 5.50%, 01/01/20		494	533
Federal Home Loan Mortgage Corp., 5.50%, 01/01/20		356	384
Federal Home Loan Mortgage Corp., 4.50%, 04/01/20		242	255
Federal Home Loan Mortgage Corp., 5.50%, 05/01/20		369	398
Federal Home Loan Mortgage Corp., 5.50%, 07/01/20		325	350
Federal Home Loan Mortgage Corp., 4.50%, 08/01/20		160	168
Federal Home Loan Mortgage Corp., 2.74%, 09/01/33 (i)		245	251
Federal Home Loan Mortgage Corp., 3.35%, 09/01/33 (i)		43	44
Federal Home Loan Mortgage Corp., 2.61%, 10/01/34 (i)		121	124
Federal Home Loan Mortgage Corp., 2.66%, 11/01/34 (i)		212	218
Federal Home Loan Mortgage Corp., 3.18%, 11/01/34 (i)		73	76
Federal Home Loan Mortgage Corp., 3.31%, 11/01/34 (i)		97	101
Federal Home Loan Mortgage Corp., 3.35%, 11/01/34 (i)		53	55
Federal Home Loan Mortgage Corp., 2.92%, 01/01/35 (i)		114	117
Federal Home Loan Mortgage Corp., 2.48%, 02/01/35 (i)		138	140
Federal Home Loan Mortgage Corp., 2.62%, 02/01/35 (i)		217	223
Federal Home Loan Mortgage Corp., 2.71%, 02/01/35 (i)		106	109
Federal Home Loan Mortgage Corp., 2.74%, 02/01/35 (i)		136	138
Federal Home Loan Mortgage Corp., 2.81%, 02/01/35 (i)		137	139
Federal Home Loan Mortgage Corp., 2.85%, 02/01/35 (i)		65	67
Federal Home Loan Mortgage Corp., 3.07%, 02/01/35 (i)		107	111
Federal Home Loan Mortgage Corp., 3.82%, 06/01/35 (i)		1,225	1,261
Federal Home Loan Mortgage Corp., 5.18%, 09/01/35 (i)		1,189	1,223
Federal Home Loan Mortgage Corp., 3.42%, 10/01/35 (i)		917	952
Federal Home Loan Mortgage Corp., 3.00%, 11/01/35 (i)		626	645
Federal Home Loan Mortgage Corp., 2.66%, 03/01/36 (i)		1,030	1,078
Federal Home Loan Mortgage Corp., 5.00%, 09/01/38		691	714
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 10/15/21		2,082	2,197
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 03/15/37 (0.00% until LIBOR reaches 7.25%) (s) (u)		95	91
			31,025
Federal National Mortgage Association - 16.4%
Federal National Mortgage Association, 2.05%, 07/28/11		6,000	6,000
Federal National Mortgage Association, 5.50%, 01/01/17		50	54
Federal National Mortgage Association, 5.50%, 01/01/17		103	111
Federal National Mortgage Association, 5.50%, 01/01/17		71	76
Federal National Mortgage Association, 5.50%, 03/01/18		80	86
Federal National Mortgage Association, 5.50%, 12/01/18		418	450
Federal National Mortgage Association, 5.50%, 01/01/19		872	939
Federal National Mortgage Association, 5.50%, 05/01/19		449	483
Federal National Mortgage Association, 5.00%, 07/01/19		6,918	7,387
Federal National Mortgage Association, 5.00%, 12/01/19		5,471	5,839
Federal National Mortgage Association, 4.50%, 06/01/23		711	739
Federal National Mortgage Association, 5.50%, 01/01/24		4,222	4,531
Federal National Mortgage Association, 4.50%, 08/01/24		11,604	12,054
Federal National Mortgage Association, 4.50%, 09/01/24		4,196	4,359
Federal National Mortgage Association, 4.50%, 10/01/24		1,873	1,945
Federal National Mortgage Association, 4.50%, 10/01/24		657	683
Federal National Mortgage Association, 4.50%, 11/01/24		1,266	1,315
Federal National Mortgage Association, 4.50%, 12/01/24		1,618	1,680
Federal National Mortgage Association, 4.00%, 02/01/25		5,209	5,293
Federal National Mortgage Association, 4.00%, 03/01/25		1,806	1,836
Federal National Mortgage Association, 2.52%, 03/01/33 (i)		8	8
Federal National Mortgage Association, 2.58%, 06/01/33 (i)		86	87
Federal National Mortgage Association, 2.79%, 06/01/33 (i)		889	915
Federal National Mortgage Association, 3.83%, 07/01/33 (i)		63	65
Federal National Mortgage Association, 2.63%, 09/01/33 (i)		6	6
Federal National Mortgage Association, 2.59%, 12/01/33 (i)		1,172	1,208
Federal National Mortgage Association, 3.24%, 12/01/33 (i)		6	6
Federal National Mortgage Association, 3.07%, 04/01/34 (i)		8,715	9,004
Federal National Mortgage Association, 3.71%, 04/01/34 (i)		25	26
Federal National Mortgage Association, 3.02%, 10/01/34 (i)		38	39
Federal National Mortgage Association, 2.82%, 11/01/34 (i)		1,199	1,254
Federal National Mortgage Association, 2.93%, 11/01/34 (i)		12	13
Federal National Mortgage Association, 3.17%, 11/01/34 (i)		307	318
Federal National Mortgage Association, 2.85%, 12/01/34 (i)		124	127
Federal National Mortgage Association, 2.64%, 01/01/35 (i)		169	174
Federal National Mortgage Association, 2.77%, 01/01/35 (i)		155	158
Federal National Mortgage Association, 2.85%, 01/01/35 (i)		135	138
Federal National Mortgage Association, 2.85%, 01/01/35 (i)		46	47
Federal National Mortgage Association, 2.58%, 02/01/35 (i)		426	438
Federal National Mortgage Association, 2.80%, 02/01/35 (i)		82	83
Federal National Mortgage Association, 2.34%, 03/01/35 (i)		179	180
Federal National Mortgage Association, 2.22%, 04/01/35 (i)		1,140	1,159
Federal National Mortgage Association, 2.84%, 04/01/35 (i)		263	267
Federal National Mortgage Association, 3.99%, 04/01/35 (i)		681	699
Federal National Mortgage Association, 2.70%, 05/01/35 (i)		597	608
Federal National Mortgage Association, 3.34%, 05/01/35 (i)		1,191	1,220
Federal National Mortgage Association, 3.82%, 05/01/35 (i)		154	159
Federal National Mortgage Association, 3.01%, 06/01/35 (i)		988	1,015
Federal National Mortgage Association, 3.63%, 06/01/35 (i)		949	988
Federal National Mortgage Association, 4.89%, 07/01/35 (i)		1,108	1,147
Federal National Mortgage Association, 4.92%, 07/01/35 (i)		969	1,002
Federal National Mortgage Association, 1.91%, 08/01/35 (i)		1,463	1,495
Federal National Mortgage Association, 3.61%, 08/01/35 (i)		960	1,000
Federal National Mortgage Association, 2.94%, 11/01/35 (i)		1,078	1,104
Federal National Mortgage Association, 3.10%, 11/01/35 (i)		811	841
Federal National Mortgage Association, 3.20%, 02/01/36 (i)		886	916
Federal National Mortgage Association, 5.21%, 02/01/36 (i)		1,433	1,494
Federal National Mortgage Association, 2.65%, 03/01/36 (i)		1,080	1,093
Federal National Mortgage Association, 2.67%, 03/01/36 (i)		767	780
Federal National Mortgage Association, 6.00%, 01/01/38		3,028	3,221
Federal National Mortgage Association REMIC, 5.00%, 08/25/19		8,003	8,497
Federal National Mortgage Association REMIC, 5.00%, 11/25/21		2,931	3,090
Federal National Mortgage Association REMIC, Interest Only, 2.70%, 08/25/35 (i) (s) (u)		13	-
Federal National Mortgage Association REMIC, 0.00%, 02/25/37 (0.00% until LIBOR reaches 7.25%) (i) (s) (u)		212	207
			102,156
Government National Mortgage Association - 0.3%
Government National Mortgage Association, 7.00%, 12/15/17		1,580	1,711
Government National Mortgage Association, 5.50%, 07/15/20		373	403
			2,114

Total Government and Agency Obligations (cost $214,197)			216,970

SHORT TERM INVESTMENTS - 6.8%
Mutual Funds - 5.0%
JNL Money Market Fund, 0.03% (a) (h)		3,000	3,000
T. Rowe Price Reserves Investment Fund, 0.25% (a) (h)		28,083	28,083
			31,083
Securities Lending Collateral - 1.8%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)		3,707	3,707
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)		7,522	7,522
			11,229

Total Short Term Investments (cost $42,312)			42,312

Total Investments - 102.1% (cost $634,877)			636,706
Other Assets and Liabilities, Net - (2.1%)			(13,181)
Total Net Assets - 100%			$ 623,525

JNL/T. Rowe Price Value Fund
COMMON STOCKS - 95.4%
CONSUMER DISCRETIONARY - 14.0%
Bed Bath & Beyond Inc. (c)		194	$ 8,485
Cablevision Systems Corp. - Class A		445	10,733
Comcast Corp. - Special Class A		173	3,115
Discovery Communications Inc. - Class C (c)		348	10,244
Fortune Brands Inc.		180	8,742
H&R Block Inc.		324	5,767
Harley-Davidson Inc.		182	5,106
Home Depot Inc.		385	12,455
International Game Technology		275	5,065
Kohl's Corp. (c) (e)		156	8,546
Liberty Media - Starz (c)		27	1,488
Liberty Media Corp. - Capital (c)		227	8,238
Madison Square Garden Inc. - Class A (c)		98	2,133
MGM Mirage (c) (e)		439	5,263
Newell Rubbermaid Inc.		313	4,755
Sherwin-Williams Co.		35	2,396
Time Warner Cable Inc.		190	10,113
Time Warner Inc.		328	10,263
			122,907
CONSUMER STAPLES - 4.9%
Altria Group Inc.		226	4,627
Avon Products Inc.		110	3,722
Kimberly-Clark Corp.		121	7,627
Kraft Foods Inc. - Class A		92	2,767
Kroger Co.		101	2,188
Philip Morris International Inc.		112	5,837
Procter & Gamble Co.		78	4,903
Sara Lee Corp.		211	2,944
Wal-Mart Stores Inc.		149	8,290
			42,905
ENERGY - 13.6%
Baker Hughes Inc. (e)		124	5,808
BJ Services Co.		366	7,841
Chevron Corp.		194	14,703
ConocoPhillips		68	3,480
Consol Energy Inc.		142	6,036
Exxon Mobil Corp.		102	6,798
Hess Corp.		68	4,264
Murphy Oil Corp.		198	11,137
Nexen Inc.		205	5,066
Royal Dutch Shell Plc - ADR		205	11,873
Schlumberger Ltd. (e)		170	10,776
Spectra Energy Corp.		588	13,254
StatoilHydro ASA		258	5,980
StatoilHydro ASA - ADR		59	1,376
Sunoco Inc.		215	6,373
Total SA - ADR		92	5,315
			120,080
FINANCIALS - 22.8%
AFLAC Inc.		119	6,433
American Express Co.		275	11,326
Ameriprise Financial Inc.		210	9,507
AON Corp.		251	10,720
Bank of America Corp.		1,367	24,399
CIT Group Inc. (c)		128	4,987
Citigroup Inc. (c)		1,536	6,222
Fifth Third Bancorp		132	1,794
First Horizon National Corp. (c)		583	8,186
Goldman Sachs Group Inc.		32	5,392
JPMorgan Chase & Co.		473	21,153
KeyCorp		1,050	8,141
Lazard Ltd. - Class A		235	8,375
Marsh & McLennan Cos. Inc.		247	6,032
Morgan Stanley		315	9,226
NYSE Euronext		202	5,990
PNC Financial Services Group Inc. (e)		86	5,116
SLM Corp. (c)		699	8,748
St. Joe Co. (c) (e)		328	10,624
State Street Corp.		132	5,972
SunTrust Banks Inc.		193	5,167
U.S. Bancorp		250	6,465
Wells Fargo & Co.		277	8,630
Willis Group Holdings Plc		90	2,819
			201,424
HEALTH CARE - 9.6%
Amgen Inc. (c)		150	8,958
Cardinal Health Inc.		111	3,996
CareFusion Corp. (c)		241	6,370
CIGNA Corp.		173	6,328
Covidien Plc		191	9,578
Johnson & Johnson		162	10,536
Medtronic Inc.		155	6,962
Merck & Co. Inc.		239	8,927
Pfizer Inc.		1,043	17,887
WellPoint Inc. (c)		86	5,523
			85,065
INDUSTRIALS - 10.2%
3M Co.		82	6,886
Deere & Co.		73	4,341
Fluor Corp.		94	4,367
General Electric Co.		711	12,937
Honeywell International Inc.		123	5,577
Illinois Tool Works Inc.		168	7,938
Lockheed Martin Corp.		32	2,638
Raytheon Co.		119	6,769
Republic Services Inc. - Class A		234	6,776
Southwest Airlines Co.		1,152	15,228
Tyco International Ltd.		172	6,583
Union Pacific Corp.		95	6,927
Waste Management Inc.		90	3,099
			90,066
INFORMATION TECHNOLOGY - 9.3%
Alcatel-Lucent - ADR (c)		1,079	3,366
Alcatel-Lucent (c) (e)		228	720
Analog Devices Inc.		204	5,891
Applied Materials Inc.		475	6,403
Dell Inc. (c)		479	7,185
Electronic Arts Inc. (c)		181	3,372
International Business Machines Corp.		66	8,477
Juniper Networks Inc. (c)		98	3,013
Microsoft Corp.		545	15,955
Texas Instruments Inc.		405	9,918
Tyco Electronics Ltd.		315	8,645
Western Union Co.		518	8,787
			81,732
MATERIALS - 4.3%
EI Du Pont de Nemours & Co.		167	6,234
International Paper Co.		317	7,794
MeadWestvaco Corp.		182	4,650
United States Steel Corp. (e)		92	5,818
Weyerhaeuser Co.		290	13,128
			37,624
TELECOMMUNICATION SERVICES - 2.7%
AT&T Inc.		480	12,414
CenturyTel Inc.		74	2,635
Qwest Communications International Inc.		242	1,260
Sprint Nextel Corp. (c) (e)		1,295	4,919
Vodafone Group Plc		1,217	2,807
			24,035
UTILITIES - 4.0%
AES Corp. (c)		298	3,277
CenterPoint Energy Inc.		397	5,704
Entergy Corp.		118	9,599
NiSource Inc. (e)		243	3,835
NRG Energy Inc. (c)		364	7,616
Pinnacle West Capital Corp.		69	2,596
PPL Corp.		89	2,452
			35,079

Total Common Stocks (cost $792,219)			840,917

PREFERRED STOCKS - 1.1%
FINANCIALS - 1.0%
Citigroup Inc. 7.50%, 12/15/12		29	3,559
Fifth Third Bancorp, Convertible Preferred, 8.50%, Series G (p)		40	5,379
			8,938
TELECOMMUNICATION SERVICES - 0.1%
Lucent Technologies Capital Trust I, Convertible Preferred, 7.75% (callable at 1,016 on 06/03/10)		1	637

Total Preferred Stocks (cost $6,466)			9,575

INVESTMENT FUNDS - 0.9%
T. Rowe Price Institutional Floating Rate Fund (a)		734	7,502

Total Investment Funds (cost $6,315)			7,502

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance, Inc. (d) (f) (u)		$ 1,103	47

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,103)			47

CORPORATE BONDS AND NOTES - 0.4%
CONSUMER DISCRETIONARY - 0.3%
International Game Technology, 3.25%, 05/01/14 (e) (s) (u)		1,007	1,197
Newell Rubbermaid Inc., 5.50%, 03/15/14		861	1,617
			2,814
MATERIALS - 0.1%
United States Steel Corp. 4.00%, 05/15/14		327	687

Total Corporate Bonds and Notes (cost $2,387)			3,501

SHORT TERM INVESTMENTS - 5.7%
Mutual Funds - 2.4%
JNL Money Market Fund, 0.03% (a) (h)		6,380	6,380
T. Rowe Price Reserves Investment Fund, 0.25% (a) (h)		14,576	14,576
			20,956
Securities Lending Collateral - 3.3%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)		17,503	17,503
Securities Lending Liquidating Fund LLC, 0.38% (a) (h)		11,656	11,656
			29,159

Total Short Term Investments (cost $50,115)			50,115

Total Investments - 103.5% (cost $858,605)			911,657
Other Assets and Liabilities, Net - (3.5%)			(30,763)
Total Net Assets - 100%			$ 880,894

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (dollar amounts in thousands)
March 31, 2010

(a)	Investment in affiliate.
(b)	The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At March 31, 2010, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.
(c)	Non-income producing security.
(d)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
(e)	All or portion of the security was on loan.
(f)	Security fair valued in good faith in accordance with the procedures established by the JNL Series Trust's ("Trust") Board of Trustees ("Board"). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurements and
Disclosures" based on the applicable valuation inputs. See FASB ASC Topic 820 "Fair Value Measurements and Disclosures" in these Notes to the Schedules of Investments.
(g)	Investment purchased on a delayed delivery basis. As of March 31, 2010, the total cost of investments purchased on a delayed delivery basis was as follows: JNL/Goldman
Sachs Core Plus Bond Fund $42,744; JNL/Mellon Capital Management Bond Index Fund $22,416; JNL/PIMCO Real Return Fund $194,177; JNL/PIMCO Total Return Bond
Fund $43,419; and JNL/Select Balanced Fund $16,724.
(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2010.
(i)	Variable rate security. Rate stated was in effect as of March 31, 2010.
(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Security is a "step-up" bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of March 31, 2010.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	All or a portion of the securities or cash is segregated as collateral for swap agreements. As of March 31, 2010, total value of collateral in JNL/PIMCO Real Return Fund was
$709.
(n)	All or a portion of the securities or cash is pledged as collateral for securities sold short. As of March 31, 2010, total value of collateral in JNL/Credit Suisse Long/Short Fund was $49,576.
(o)	All or a portion of the securities or cash is pledged as collateral for open futures contracts. As of March 31, 2010, total value of collateral was as follows: JNL/Goldman Sachs
Core Plus Bond Fund $3,559; JNL/Ivy Asset Strategy Fund, $8,731; JNL/Mellon Capital Management S&P 500 Index Fund $2,099; JNL/Mellon Capital Management S&P 400
MidCap Index Fund $410; JNL/Mellon Capital Management Small Cap Index Fund, $1,150; JNL/Mellon Capital Management International Index Fund, $645; JNL/Mellon Capital
Management Global Alpha Fund $2,739; JNL/PIMCO Real Return Fund $2,353; and JNL/PIMCO Total Return Bond Fund $11,959.
(p)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(q)	Par amounts are listed in United States Dollars unless otherwise noted.
(r)	Foreign or U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(s)	Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, which provides an exemption from the registration requirements for resale of this security to an institutional investor or restricted as to public resale. See Restricted table in these Notes to the Schedules of Investments.
(t)	Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, which provides an exemption from the registration requirements for resale of this security to an institutional investor. The Fund deemed this security to be liquid based on procedures approved by the Trust's Board of Trustees. As of March 31,
2010, the value of Rule 144A and Section 4(2) liquid securities was as follows: JNL/Capital Guardian Global Balanced Fund, $289; JNL/Capital Guardian International Small Cap
Fund, $976; JNL/Credit Suisse Commodity Securities Fund, $13,940; JNL/Franklin Templeton Income Fund $161,218; JNL/Goldman Sachs Core Plus Bond Fund $78,611;
JNL/Ivy Asset Strategy Fund, $3,863; JNL/JPMorgan U.S. Government & Quality Bond Fund $4,793; JNL/Mellon Capital Management Bond Index Fund $2,194; JNL/PIMCO
Real Return Fund, $137,294; JNL/PIMCO Total Return Fund, $182,980; JNL/PPM America High Yield Bond Fund, $189,664; JNL/Select Balanced Fund, $9,987; JNL/Select
Money Market Fund, $7,800; and JNL/T. Rowe Price Short-Term Bond Fund, $104,258.
(u)	Illiquid security. At March 31, 2010, the aggregate value of illiquid securities and percentage of net assets were as follows: JNL/AIM Global Real Estate Fund, $46 - 0.0%;
JNL/Capital Guardian Global Balanced Fund $13,970 - 4.6%; JNL/Capital Guardian Global Diversified Research Fund, $13,690 - 3.7%; JNL/Capital Guardian International Small
Cap Fund, $9,544 - 5.6%; JNL/Franklin Templeton Income Fund $26,188 - 3.3%; JNL/Franklin Templeton Mutual Shares Fund, $20,458- 4.3%; JNL/Goldman Sachs Core Plus
Bond Fund $16,828 - 2.0%; JNL/JPMorgan MidCap Growth Fund, $606 - 0.3%; JNL/JPMorgan U.S. Government & Quality Bond Fund $6,354 - 0.9%; JNL/M&G Global Basics
Fund, $3,104 - 2.4%; JNL/Mellon Capital Management International Index Fund, $73 - 0.0%; JNL/PIMCO Real Return Fund, $51,841 - 3.9%; JNL/PIMCO Total Return Bond
Fund, $52,318 - 2.1% JNL/PPM America High Yield Bond Fund, $11,144 - 1.7%; JNL/T. Rowe Price Short-Term Bond Fund, $4,279 - 0.7%; and JNL/T. Rowe Price Value
Fund, $1,244 - 0.1%. At March 31, 2010, the only illiquid security held by some Funds was Sigma Finance, Inc. For Funds not listed in detail, the value of Sigma Finance, Inc.
as a percentage of net assets was less than 0.02%.
(v)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(w)	The Fund had an unfunded loan commitment relating to this security at March 31, 2010. See Unfunded Loan Commitments in these Notes to the Schedules of Investments.
(x)	Treasury inflation indexed note, par amount is not adjusted for inflation.

Currencies:	PEN - Peruvian Nuevo Sol	DAX - Deutscher Aktienindex
AUD - Australian Dollar	PHP - Philippine Peso	ETF - Exchange-Traded-Fund
ARS - Argentine Peso	PLN - Polish Zloty	FSA - Financial Security Assurance Inc.
BRL - Brazilian Real	RUB - Russian Ruble	FTSE - Financial Times and the London Stock Exchange
CAD - Canadian Dollar	SEK - Swedish Krona	GDR - Global Depository Receipt
CHF - Swiss Franc	SGD - Singapore Dollar	IBEX - Iberia Index
CLP - Chilean Peso	THB - Thai Baht	LIBOR - London Interbank Offered Rate
CNY - Chinese Yuan	TRY - New Turkish Lira	MBIA - Municipal Bond Investors Assurance
COP - Colombian Peso	TWD - Taiwan Dollar	MBS - Mortgage Backed Security
DKK - Danish Krone	USD - United States Dollar	MIB - Milano Indice Borsa
EGP - Egyptian Pound	UYU - Uruguayan Peso	NYS - New York Registered Shares
EUR - European Currency Unit (Euro)	ZAR - South African Rand	REIT - Real Estate Investment Trust
GBP - British Pound	Abbreviations:	REMIC - Real Estate Mortgage Investment Conduit
HKD - Hong Kong Dollar	"-" Amount rounds to less than one thousand	SPDR - Standard & Poor's Depository Receipt
HUF - Hungarian Forint	ABS - Asset Backed Security	SPI - Schedule Performance Index
IDR - Indonesian Rupiah	ADR - American Depositary Receipt	TBA - To Be Announced (Securities purchased on a delayed delivery basis) .
ILS - Israeli New Shekels	AMBAC - AMBAC Indemnity Corp.	TSX - Toronto Stock Exchange
INR - Indian Rupee	ASX - Australian Stock Exchange	virt-x - a crossborder Recognized Investment Exchange
JPY - Japanese Yen	CAC - Cotation Assistee en Continu	Euro-Bobl - debt instrument issued by the Federal Republic of Germany with .
KRW - Korean Won	CDX - Credit Default Swap Index	a term of 4.5 to 5.5 years
MXN - Mexican Peso	CPI - Consumer Price Index	Euro-Bund - debt instrument issued by the Federal Republic of Germany with .
MYR - Malaysian Ringgit	CPURNSA - CPI Urban Consumers Index	a term of 8.5 to 10.5 years
NOK - Norwegian Krone	Non-Seasonably Adjusted
NZD - New Zealand Dollar

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
March 31, 2010

Security Valuation – The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security is priced based on prices furnished by independent pricing services approved by the Board and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange are ge nerally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on the valuation date.  The securities lending collateral funds, which provide daily liquidity, are valued as a practical expedient at the daily reported NAV of the funds as of the close of the NYSE on the valuation date.  All securities in the JNL/Select Money Market Fund, as permitted by compliance with applicable provisions under Rule 2(a)-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by approved pricing services.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system. Commodity-linked structured notes and credit-linked notes are valued by pricing models using observable inputs or at the most recent bid quotation obtained from a broker/dealer.  Options and futures contracts traded on a liquid exchange are valued at the last sales price as of the close of business on the local exchange.  Options traded on an illiquid exchange are valued at the most recent bid quotation obtained from a broker/dealer.  Forward foreign currency contracts are valued at the foreign currency exchange rate as of the close of the NYSE, unless Jackson National Asset Management, LLC (“JNAM”) or (“Adviser”) determines that such markets lack an appropriate level of liquidity at that time.  In such instances, the Funds will generally utilize foreign currency exchange rates as of the close of the London Stock Exchange.  Non-exchange tr aded derivatives such as options and swap agreements are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, non-exchange traded derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivatives securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; and other data, as well as broker quotes.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures adopted by the Board.  Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  60;Under the procedures adopted by the Board, the Advise may rely on pricing services or other sources to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of an investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.  Level 2 inclu des valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities lending collateral, securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser's own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or for which reliable quotes are not available.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund's investments in securities and other financial instruments as of March 31, 2010 by valuation level.

	Assets - Securities				Liabilities - Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL Institutional Alt 20 Fund
Investment Funds	$ 288,976	$ -	$ -	$ 288,976	$ -	$ -	$ -	$ -
JNL Institutional Alt 35 Fund
Investment Funds	$ 438,826	$ -	$ -	$ 438,826	$ -	$ -	$ -	$ -
JNL Institutional Alt 50 Fund
Investment Funds	$ 518,443	$ -	$ -	$ 518,443	$ -	$ -	$ -	$ -
JNL Institutional Alt 65 Fund
Investment Funds	$ 348,518	$ -	$ -	$ 348,518	$ -	$ -	$ -	$ -

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
March 31, 2010

FASB ASC Topic 820 "Fair Value Measurements and Disclosure" (continued)

	Assets - Securities				Liabilities - Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/AIM International Growth Fund
Common Stocks	$ 407,096	$ -	$ -	$ 407,096	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	50	-	50	-	-	-	-
Short-Term Securities	33,183	33,730	-	66,913	-	-	-	-
Fund Total	$ 440,279	$ 33,780	$ -	$ 474,059	$ -	$ -	$ -	$ -
JNL/AIM Large Cap Growth Fund
Common Stocks	$ 669,337	$ -	$ -	$ 669,337	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	22	-	22	-	-	-	-
Short-Term Securities	14,946	15,871	-	30,817	-	-	-	-
Fund Total	$ 684,283	$ 15,893	$ -	$ 700,176	$ -	$ -	$ -	$ -
JNL/AIM Global Real Estate Fund
Common Stocks	$ 387,738	$ -	$ -	$ 387,738	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	169	-	169	-	-	-	-
Short-Term Securities	15,910	35,922	-	51,832	-	-	-	-
Fund Total	$ 403,648	$ 36,091	$ -	$ 439,739	$ -	$ -	$ -	$ -
JNL/AIM Small Cap Growth Fund
Common Stocks	$ 102,719	$ -	$ -	$ 102,719	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	12	-	12	-	-	-	-
Short-Term Securities	5,382	12,935	-	18,317	-	-	-	-
Fund Total	$ 108,101	$ 12,947	$ -	$ 121,048	$ -	$ -	$ -	$ -
JNL/Capital Guardian Global Balanced Fund
Common Stocks	$ 195,838	$ 289	$ -	$ 196,127	$ -	$ -	$ -	$ -
Preferred Stocks	1,926	-	-	1,926	-	-	-	-
Non-U.S. Government Agency ABS	-	35	-	35	-	-	-	-
Corporate Bond and Notes	-	19,749	-	19,749	-	-	-	-
Government and Agency Obligations	-	77,586	458	78,044	-	-	-	-
Short-Term Securities	8,887	21,330	-	30,217	-	-	-	-
Fund Total	$ 206,651	$ 118,989	$ 458	$ 326,098	$ -	$ -	$ -	$ -
JNL/Capital Guardian Global Diversified Research Fund
Common Stocks	$ 354,307	$ 2,221	$ -	$ 356,528	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	34	-	34	-	-	-	-
Corporate Bond and Notes	-	301	-	301	-	-	-	-
Short-Term Securities	13,277	22,810	-	36,087	-	-	-	-
Fund Total	$ 367,584	$ 25,366	$ -	$ 392,950	$ -	$ -	$ -	$ -
JNL/Capital Guardian International Small Cap Fund
Common Stocks	$ 145,094	$ 928	$ 11	$ 146,033	$ -	$ -	$ -	$ -
Preferred Stocks	182	-	-	182	-	-	-	-
Investment Funds	6,685	-	-	6,685	-	-	-	-
Rights	-	56	-	56	-	-	-	-
Warrants	117	-	-	117	-	-	-	-
Non-U.S. Government Agency ABS	-	9	-	9	-	-	-	-
Corporate Bond and Notes	-	323	-	323	-	-	-	-
Short-Term Securities	17,217	20,531	-	37,748	-	-	-	-
Fund Total	$ 169,295	$ 21,847	$ 11	$ 191,153	$ -	$ -	$ -	$ -
JNL/Capital Guardian U.S. Growth Equity Fund
Common Stocks	$ 648,165	$ -	$ -	$ 648,165	$ -	$ -	$ -	$ -
Investment Funds	15,149	-	-	15,149	-	-	-	-
Non-U.S. Government Agency ABS	-	45	-	45	-	-	-	-
Short-Term Securities	30,948	49,781	-	80,729	-	-	-	-
Fund Total	$ 694,262	$ 49,826	$ -	$ 744,088	$ -	$ -	$ -	$ -
JNL/Credit Suisse Commodity Securities Fund
Common Stocks	$ 337,632	$ 162	$ -	$ 337,794	$ -	$ -	$ -	$ -
Investment Funds	14,517	-	-	14,517	-	-	-	-
Non-U.S. Government Agency ABS	-	14	-	14	-	-	-	-
Commodity Indexed Structured Notes	-	117,513	-	117,513	-	-	-	-
Government and Agency Obligations	-	104,462	-	104,462	-	-	-	-
Short-Term Securities	6,297	163,982	-	170,279	-	-	-	-
Fund Total	$ 358,446	$ 386,133	$ -	$ 744,579	$ -	$ -	$ -	$ -
JNL/Credit Suisse Long/Short Fund
Common Stocks	$ 127,713	$ -	$ -	$ 127,713	$ (29,212)	$ -	$ -	$ (29,212)
Short-Term Securities	2,394	-	-	2,394	-	-	-	-
Fund Total	$ 130,107	$ -	$ -	$ 130,107	$ (29,212)	$ -	$ -	$ (29,212)
JNL/Eagle Core Equity Fund
Common Stocks	$ 139,882	$ -	$ -	$ 139,882	$ -	$ -	$ -	$ -
Investment Funds	4,569	-	-	4,569	-	-	-	-
Short-Term Securities	14,285	4,512	-	18,797	-	-	-	-
Fund Total	$ 158,736	$ 4,512	$ -	$ 163,248	$ -	$ -	$ -	$ -

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
March 31, 2010

FASB ASC Topic 820 "Fair Value Measurements and Disclosure" (continued)

	Assets - Securities				Liabilities - Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Eagle SmallCap Equity Fund
Common Stocks	$ 309,018	$ -	$ -	$ 309,018	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	54	-	54	-	-	-	-
Short-Term Securities	5,571	35,004	-	40,575	-	-	-	-
Fund Total	$ 314,589	$ 35,058	$ -	$ 349,647	$ -	$ -	$ -	$ -
JNL/Franklin Templeton Founding Strategy Fund
Investment Funds	$ 906,124	$ -	$ -	$ 906,124	$ -	$ -	$ -	$ -
JNL/Franklin Templeton Global Growth Fund
Common Stocks	$ 379,986	$ -	$ -	$ 379,986	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	22	-	22	-	-	-	-
Short-Term Securities	27,378	18,479	-	45,857	-	-	-	-
Fund Total	$ 407,364	$ 18,501	$ -	$ 425,865	$ -	$ -	$ -	$ -
JNL/Franklin Templeton Income Fund
Common Stocks	$ 248,363	$ -	$ -	$ 248,363	$ -	$ -	$ -	$ -
Preferred Stocks	8,936	37,599	-	46,535	-	-	-	-
Warrants	159	-	-	159	-	-	-	-
Non-U.S. Government Agency ABS	-	1,027	-	1,027	-	-	-	-
Corporate Bond and Notes	-	462,090	15	462,105	-	-	-	-
Government and Agency Obligations	-	2,561	-	2,561	-	-	-	-
Short-Term Securities	36,878	113,247	-	150,125	-	-	-	-
Fund Total	$ 294,336	$ 616,524	$ 15	$ 910,875	$ -	$ -	$ -	$ -
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$ 386,533	$ -	$ 3,141	$ 389,674	$ -	$ -	$ -	$ -
Preferred Stocks	1,078	-	-	1,078	-	-	-	-
Corporate Bond and Notes	-	20,868	604	21,472	-	-	-	-
Short-Term Securities	68,467	14,167	-	82,634	-	-	-	-
Fund Total	$ 456,078	$ 35,035	$ 3,745	$ 494,858	$ -	$ -	$ -	$ -
JNL/Franklin Templeton Small Cap Value Fund
Common Stocks	$ 187,592	$ -	$ -	$ 187,592	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	27	-	27	-	-	-	-
Short-Term Securities	26,693	17,286	-	43,979	-	-	-	-
Fund Total	$ 214,285	$ 17,313	$ -	$ 231,598	$ -	$ -	$ -	$ -
JNL/Goldman Sachs Core Plus Bond Fund
Common Stocks	$ -	$ -	$ 189	$ 189	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	88,809	-	88,809	-	-	-	-
Corporate Bond and Notes	-	280,851	449	281,300	-	-	-	-
Government and Agency Obligations	-	416,799	-	416,799	-	-	-	-
Short-Term Securities	109,910	44,904	-	154,814	-	-	-	-
Fund Total	$ 109,910	$ 831,363	$ 638	$ 941,911	$ -	$ -	$ -	$ -
JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bond and Notes	$ -	$ 19,594	$ 21,138	$ 40,732	$ -	$ -	$ -	$ -
Government and Agency Obligations	-	299,494	4,022	303,516	-	-	-	-
Short-Term Securities	66,806	-	-	66,806	-	-	-	-
Fund Total	$ 66,806	$ 319,088	$ 25,160	$ 411,054	$ -	$ -	$ -	$ -
JNL/Goldman Sachs Mid Cap Value Fund
Common Stocks	$ 327,288	$ -	$ -	$ 327,288	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	17	-	17	-	-	-	-
Short-Term Securities	14,319	16,957	-	31,276	-	-	-	-
Fund Total	$ 341,607	$ 16,974	$ -	$ 358,581	$ -	$ -	$ -	$ -
JNL/Ivy Asset Strategy Fund
Common Stocks	$ 355,453	$ -	$ -	$ 355,453	$ -	$ -	$ -	$ -
Preferred Stocks	2,880	3,863	-	6,743	-	-	-	-
Purchased Options	260	-	-	260	-	-	-	-
Precious Metals	42,391	-	-	42,391	-	-	-	-
Rights	20	-	-	20	-	-	-	-
Short-Term Securities	44,046	-	-	44,046	-	-	-	-
Fund Total	$ 445,050	$ 3,863	$ -	$ 448,913	$ -	$ -	$ -	$ -
JNL/JPMorgan International Value Fund
Common Stocks	$ 487,835	$ -	$ -	$ 487,835	$ -	$ -	$ -	$ -
Preferred Stocks	3,633	-	-	3,633	-	-	-	-
Rights	25	-	-	25	-	-	-	-
Non-U.S. Government Agency ABS	-	73	-	73	-	-	-	-
Short-Term Securities	10,681	37,719	-	48,400	-	-	-	-
Fund Total	$ 502,174	$ 37,792	$ -	$ 539,966	$ -	$ -	$ -	$ -

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
March 31, 2010

FASB ASC Topic 820 "Fair Value Measurements and Disclosure" (continued)

	Assets - Securities				Liabilities - Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/JPMorgan MidCap Growth Fund
Common Stocks	$ 176,271	$ -	$ 587	$ 176,858	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	19	-	19	-	-	-	-
Short-Term Securities	2,281	10,843	-	13,124	-	-	-	-
Fund Total	$ 178,552	$ 10,862	$ 587	$ 190,001	$ -	$ -	$ -	$ -
JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency ABS	$ -	$ 22,239	$ 466	$ 22,705	$ -	$ -	$ -	$ -
Corporate Bond and Notes	-	6,751	-	6,751	-	-	-	-
Government and Agency Obligations	-	671,523	-	671,523	-	-	-	-
Short-Term Securities	21,644	51,338	-	72,982	-	-	-	-
Fund Total	$ 21,644	$ 751,851	$ 466	$ 773,961	$ -	$ -	$ -	$ -
JNL/Lazard Emerging Markets Fund
Common Stocks	$ 778,526	$ 7,223	$ -	$ 785,749	$ -	$ -	$ -	$ -
Preferred Stocks	32,229	-	-	32,229	-	-	-	-
Non-U.S. Government Agency ABS	-	33	-	33	-	-	-	-
Short-Term Securities	30,483	39,476	-	69,959	-	-	-	-
Fund Total	$ 841,238	$ 46,732	$ -	$ 887,970	$ -	$ -	$ -	$ -
JNL/Lazard Mid Cap Equity Fund
Common Stocks	$ 180,007	$ -	$ -	$ 180,007	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	22	-	22	-	-	-	-
Short-Term Securities	6,583	6,101	-	12,684	-	-	-	-
Fund Total	$ 186,590	$ 6,123	$ -	$ 192,713	$ -	$ -	$ -	$ -
JNL/M&G Global Basics Fund
Common Stocks	$ 121,375	$ -	$ -	$ 121,375	$ -	$ -	$ -	$ -
Preferred Stocks	177	-	-	177	-	-	-	-
Short-Term Securities	6,743	8,536	-	15,279	-	-	-	-
Fund Total	$ 128,295	$ 8,536	$ -	$ 136,831	$ -	$ -	$ -	$ -
JNL/M&G Global Leaders Fund
Common Stocks	$ 19,611	$ -	$ -	$ 19,611	$ -	$ -	$ -	$ -
Preferred Stocks	496	-	-	496	-	-	-	-
Short-Term Securities	523	1,554	-	2,077	-	-	-	-
Fund Total	$ 20,630	$ 1,554	$ -	$ 22,184	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management 10 X 10 Fund
Investment Funds	$ 205,690	$ -	$ -	$ 205,690	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management Index 5 Fund
Investment Funds	$ 236,962	$ -	$ -	$ 236,962	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management European 30 Fund
Common Stocks	$ 15,325	$ -	$ -	$ 15,325	$ -	$ -	$ -	$ -
Short-Term Securities	128	-	-	128	-	-	-	-
Fund Total	$ 15,453	$ -	$ -	$ 15,453	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management Pacific Rim 30 Fund
Common Stocks	$ 25,846	$ -	$ -	$ 25,846	$ -	$ -	$ -	$ -
Short-Term Securities	299	6,068	-	6,367	-	-	-	-
Fund Total	$ 26,145	$ 6,068	$ -	$ 32,213	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management S&P 500 Index Fund
Common Stocks	$ 1,058,659	$ -	$ -	$1,058,659	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	39	-	39	-	-	-	-
Short-Term Securities	23,632	19,379	-	43,011	-	-	-	-
Fund Total	$ 1,082,291	$ 19,418	$ -	$1,101,709	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Common Stocks	$ 536,667	$ -	$ -	$ 536,667	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	94	-	94	-	-	-	-
Short-Term Securities	24,368	46,933	-	71,301	-	-	-	-
Fund Total	$ 561,035	$ 47,027	$ -	$ 608,062	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management Small Cap Index Fund
Common Stocks	$ 552,309	$ -	$ -	$ 552,309	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	112	-	112	-	-	-	-
Short-Term Securities	16,479	90,091	-	106,570	-	-	-	-
Fund Total	$ 568,788	$ 90,203	$ -	$ 658,991	$ -	$ -	$ -	$ -

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
March 31, 2010

FASB ASC Topic 820 "Fair Value Measurements and Disclosure" (continued)

	Assets - Securities				Liabilities - Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management International Index Fund
Common Stocks	$ 822,708	$ 2,060	$ 6	$ 824,774	$ -	$ -	$ -	$ -
Preferred Stocks	3,939	-	-	3,939	-	-	-	-
Rights	8	1	-	9	-	-	-	-
Non-U.S. Government Agency ABS	-	73	-	73	-	-	-	-
Short-Term Securities	29,697	88,260	-	117,957	-	-	-	-
Fund Total	$ 856,352	$ 90,394	$ 6	$ 946,752	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management Bond Index Fund
Non-U.S. Government Agency ABS	$ -	$ 33,409	$ -	$ 33,409	$ -	$ -	$ -	$ -
Corporate Bond and Notes	-	194,517	-	194,517	-	-	-	-
Government and Agency Obligations	-	697,835	-	697,835	-	-	-	-
Short-Term Securities	36,051	69,444	-	105,495	-	-	-	-
Fund Total	$ 36,051	$ 995,205	$ -	$1,031,256	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management Global Alpha Fund
Short-Term Securities	$ 4,440	$ 90,829	$ -	$ 95,269	$ -	$ -	$ -	$ -
JNL/Oppenheimer Global Growth Fund
Common Stocks	$ 321,541	$ 39	$ 1,953	$ 323,533	$ -	$ -	$ -	$ -
Preferred Stocks	1,991	-	-	1,991	-	-	-	-
Non-U.S. Government Agency ABS	-	33	-	33	-	-	-	-
Corporate Bond and Notes	-	233	-	233	-	-	-	-
Short-Term Securities	12,264	26,850	-	39,114	-	-	-	-
Fund Total	$ 335,796	$ 27,155	$ 1,953	$ 364,904	$ -	$ -	$ -	$ -
JNL/PAM Asia ex-Japan Fund
Common Stocks	$ 106,294	$ -	$ -	$ 106,294	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	1	-	1	-	-	-	-
Short-Term Securities	1,839	4,394	-	6,233	-	-	-	-
Fund Total	$ 108,133	$ 4,395	$ -	$ 112,528	$ -	$ -	$ -	$ -
JNL/PAM China-India Fund
Common Stocks	$ 248,908	$ -	$ -	$ 248,908	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	2	-	2	-	-	-	-
Short-Term Securities	8,473	30,224	-	38,697	-	-	-	-
Fund Total	$ 257,381	$ 30,226	$ -	$ 287,607	$ -	$ -	$ -	$ -
JNL/PIMCO Real Return Fund
Preferred Stocks	$ 487	$ -	$ -	$ 487	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	133,019	8,686	141,705	-	-	-	-
Corporate Bond and Notes	-	383,295	-	383,295	-	-	-	-
Government and Agency Obligations	-	1,159,543	-	1,159,543	-	-	-	-
Short-Term Securities	2,210	195,857	-	198,067	-	-	-	-
Fund Total	$ 2,697	$ 1,871,714	$ 8,686	$1,883,097	$ -	$ -	$ -	$ -
JNL/PIMCO Total Return Bond Fund
Preferred Stocks	$ 447	$ 1,092	$ 3,407	$ 4,946	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	157,944	-	157,944	-	-	-	-
Corporate Bond and Notes	-	690,485	-	690,485	-	-	-	-
Government and Agency Obligations	4,617	832,792	182	837,591	-	(4,278)	-	(4,278)
Short-Term Securities	7,451	1,164,249	-	1,171,700	-	-	-	-
Fund Total	$ 12,515	$ 2,846,562	$ 3,589	$2,862,666	$ -	$ (4,278)	$ -	$ (4,278)
JNL/PPM America High Yield Bond Fund
Common Stocks	$ 7,299	$ -	$ 165	$ 7,464	$ -	$ -	$ -	$ -
Preferred Stocks	64	1,314	-	1,378	-	-	-	-
Investment Funds	3,966	-	-	3,966	-	-	-	-
Rights	62	-	-	62	-	-	-	-
Non-U.S. Government Agency ABS	-	29,998	-	29,998	-	-	-	-
Corporate Bond and Notes	-	570,647	1,853	572,500	-	-	-	-
Short-Term Securities	37,143	145,557	-	182,700	-	-	-	-
Fund Total	$ 48,534	$ 747,516	$ 2,018	$ 798,068	$ -	$ -	$ -	$ -
JNL/PPM America Mid Cap Value Fund
Common Stocks	$ 37,591	$ -	$ -	$ 37,591	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	1	-	1	-	-	-	-
Short-Term Securities	792	477	-	1,269	-	-	-	-
Fund Total	$ 38,383	$ 478	$ -	$ 38,861	$ -	$ -	$ -	$ -
JNL/PPM America Small Cap Value Fund
Common Stocks	$ 31,303	$ -	$ -	$ 31,303	$ -	$ -	$ -	$ -
Short-Term Securities	765	1,019	-	1,784	-	-	-	-
Fund Total	$ 32,068	$ 1,019	$ -	$ 33,087	$ -	$ -	$ -	$ -

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
March 31, 2010

FASB ASC Topic 820 "Fair Value Measurements and Disclosure" (continued)

	Assets - Securities				Liabilities - Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/PPM America Value Equity Fund
Common Stocks	$ 105,381	$ -	$ -	$ 105,381	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	14	-	14	-	-	-	-
Short-Term Securities	453	2,090	-	2,543	-	-	-	-
Fund Total	$ 105,834	$ 2,104	$ -	$ 107,938	$ -	$ -	$ -	$ -
JNL/Red Rocks Listed Private Equity Fund
Common Stocks	$ 330,194	$ -	$ -	$ 330,194	$ -	$ -	$ -	$ -
Short-Term Securities	9,655	8,755	-	18,410	-	-	-	-
Fund Total	$ 339,849	$ 8,755	$ -	$ 348,604	$ -	$ -	$ -	$ -
JNL/S&P Managed Conservative Fund
Investment Funds	$ 697,541	$ -	$ -	$ 697,541	$ -	$ -	$ -	$ -
JNL/S&P Managed Moderate Fund
Investment Funds	$ 1,169,569	$ -	$ -	$1,169,569	$ -	$ -	$ -	$ -
JNL/S&P Managed Moderate Growth Fund
Investment Funds	$ 2,026,481	$ -	$ -	$2,026,481	$ -	$ -	$ -	$ -
JNL/S&P Managed Growth Fund
Investment Funds	$ 1,628,942	$ -	$ -	$1,628,942	$ -	$ -	$ -	$ -
JNL/S&P Managed Aggressive Growth Fund
Investment Funds	$ 638,558	$ -	$ -	$ 638,558	$ -	$ -	$ -	$ -
JNL/S&P Disciplined Moderate Fund
Investment Funds	$ 209,597	$ -	$ -	$ 209,597	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	1	-	1	-	-	-	-
Fund Total	$ 209,597	$ 1	$ -	$ 209,598	$ -	$ -	$ -	$ -
JNL/S&P Disciplined Moderate Growth Fund
Investment Funds	$ 260,287	$ -	$ -	$ 260,287	$ -	$ -	$ -	$ -
JNL/S&P Disciplined Growth Fund
Investment Funds	$ 93,001	$ -	$ -	$ 93,001	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	1	-	1	-	-	-	-
Fund Total	$ 93,001	$ 1	$ -	$ 93,002	$ -	$ -	$ -	$ -
JNL/S&P Competitive Advantage Fund
Common Stocks	$ 280,088	$ -	$ -	$ 280,088	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	13	-	13	-	-	-	-
Short-Term Securities	1,703	15,934	-	17,637	-	-	-	-
Fund Total	$ 281,791	$ 15,947	$ -	$ 297,738	$ -	$ -	$ -	$ -
JNL/S&P Dividend Income & Growth Fund
Common Stocks	$ 277,005	$ -	$ -	$ 277,005	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	13	-	13	-	-	-	-
Short-Term Securities	3,142	12,946	-	16,088	-	-	-	-
Fund Total	$ 280,147	$ 12,959	$ -	$ 293,106	$ -	$ -	$ -	$ -
JNL/S&P Intrinsic Value Fund
Common Stocks	$ 291,379	$ -	$ -	$ 291,379	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	24	-	24	-	-	-	-
Short-Term Securities	3,346	21,964	-	25,310	-	-	-	-
Fund Total	$ 294,725	$ 21,988	$ -	$ 316,713	$ -	$ -	$ -	$ -
JNL/S&P Total Yield Fund
Common Stocks	$ 243,229	$ -	$ -	$ 243,229	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	31	-	31	-	-	-	-
Short-Term Securities	2,955	18,822	-	21,777	-	-	-	-
Fund Total	$ 246,184	$ 18,853	$ -	$ 265,037	$ -	$ -	$ -	$ -
JNL/S&P 4 Fund
Investment Funds	$ 711,636	$ -	$ -	$ 711,636	$ -	$ -	$ -	$ -
JNL/Select Balanced Fund
Common Stocks	$ 545,381	$ -	$ -	$ 545,381	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	7,960	-	7,960	-	-	-	-
Corporate Bond and Notes	-	69,816	-	69,816	-	-	-	-
Government and Agency Obligations	-	167,547	-	167,547	-	-	-	-
Short-Term Securities	76,524	35,163	-	111,687	-	-	-	-
Fund Total	$ 621,905	$ 280,486	$ -	$ 902,391	$ -	$ -	$ -	$ -
JNL/Select Money Market Fund
Short-Term Securities	$ 74	$ 739,647	$ -	$ 739,721	$ -	$ -	$ -	$ -

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
March 31, 2010

FASB ASC Topic 820 "Fair Value Measurements and Disclosure" (continued)

	Assets - Securities				Liabilities - Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Select Value Fund
Common Stocks	$ 852,969	$ -	$ -	$ 852,969	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	27	-	27	-	-	-	-
Short-Term Securities	25,385	3,328	-	28,713	-	-	-	-
Fund Total	$ 878,354	$ 3,355	$ -	$ 881,709	$ -	$ -	$ -	$ -
JNL/T. Rowe Price Established Growth Fund
Common Stocks	$ 1,137,609	$ -	$ -	$1,137,609	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	74	-	74	-	-	-	-
Short-Term Securities	10,249	57,241	-	67,490	-	-	-	-
Fund Total	$ 1,147,858	$ 57,315	$ -	$1,205,173	$ -	$ -	$ -	$ -
JNL/T. Rowe Price Mid-Cap Growth Fund
Common Stocks	$ 925,383	$ -	$ -	$ 925,383	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	99	-	99	-	-	-	-
Short-Term Securities	53,092	87,784	-	140,876	-	-	-	-
Fund Total	$ 978,475	$ 87,883	$ -	$1,066,358	$ -	$ -	$ -	$ -
JNL/T. Rowe Price Short-Term Bond Fund
Investment Funds	$ -	$ -	$ 2,845	$ 2,845	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS	-	56,431	1,815	58,246	-	-	-	-
Corporate Bond and Notes	-	316,333	-	316,333	-	-	-	-
Government and Agency Obligations	-	216,970	-	216,970	-	-	-	-
Short-Term Securities	31,083	11,229	-	42,312	-	-	-	-
Fund Total	$ 31,083	$ 600,963	$ 4,660	$ 636,706	$ -	$ -	$ -	$ -
JNL/T. Rowe Price Value Fund
Common Stocks	$ 840,917	$ -	$ -	$ 840,917	$ -	$ -	$ -	$ -
Preferred Stocks	5,379	4,196	-	9,575	-	-	-	-
Investment Funds	7,502	-	-	7,502	-	-	-	-
Non-U.S. Government Agency ABS	-	47	-	47	-	-	-	-
Corporate Bond and Notes	-	3,501	-	3,501	-	-	-	-
Short-Term Securities	20,956	29,159	-	50,115	-	-	-	-
Fund Total	$ 874,754	$ 36,903	$ -	$ 911,657	$ -	$ -	$ -	$ -

	Assets - Other Financial Instruments1				Liabilities - Other Financial Instruments1
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$ -	$ 529	$ -	$ 529	$ -	$ (217)	$ -	$ (217)
JNL/Capital Guardian Global Diversified Research Fund
Open Forward Foreign Currency Contracts	$ -	$ 90	$ -	$ 90	$ -	$ (6)	$ -	$ (6)
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$ -	$ 612	$ -	$ 612	$ -	$ (767)	$ -	$ (767)
JNL/Goldman Sachs Core Plus Bond Fund
Open Future Contracts	$ 4,281	$ -	$ -	$ 4,281	$ (911)	$ -	$ -	$ (911)
Open Forward Foreign Currency Contracts	-	3,016	-	3,016	-	(351)	-	(351)
Interest Rate Swap Agreements	-	3,354	-	3,354	-	(2,052)	-	(2,052)
Credit Default Swap Agreements	-	-	-	-	-	(4)	-	(4)
Fund Total	$ 4,281	$ 6,370	$ -	$ 10,651	$ (911)	$ (2,407)	$ -	$ (3,318)
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Forward Foreign Currency Contracts	$ -	$ 1,734	$ -	$ 1,734	$ -	$ (1,199)	$ -	$ (1,199)
Interest Rate Swap Agreements	-	1,466	-	1,466	-	-	-	-
Total Return Swap Agreements	-	-	160	160	-	-	-	-
Fund Total	$ -	$ 3,200	$ 160	$ 3,360	$ -	$ (1,199)	$ -	$ (1,199)
JNL/Ivy Asset Strategy Fund
Written Options	$ -	$ -	$ -	$ -	$ (915)	$ -	$ -	$ (915)
Open Future Contracts	-	-	-	-	(448)	-	-	(448)
Open Forward Foreign Currency Contracts	-	163	-	163	-	(502)	-	(502)
Fund Total	$ -	$ 163	$ -	$ 163	$ (1,363)	$ (502)	$ -	$ (1,865)
JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$ -	$ 313	$ -	$ 313	$ -	$ (151)	$ -	$ (151)
JNL/Mellon Capital Management S&P 500 Index Fund
Open Future Contracts	$ -	$ -	$ -	$ -	$ (151)	$ -	$ -	$ (151)
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Open Future Contracts	$ -	$ -	$ -	$ -	$ (28)	$ -	$ -	$ (28)
JNL/Mellon Capital Management Small Cap Index Fund
Open Future Contracts	$ 5	$ -	$ -	$ 5	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management International Index Fund
Open Future Contracts	$ -	$ -	$ -	$ -	$ (623)	$ -	$ -	$ (623)
Open Forward Foreign Currency Contracts	-	4,525	-	4,525	-	(500)	-	(500)
Fund Total	$ -	$ 4,525	$ -	$ 4,525	$ (623)	$ (500)	$ -	$ (1,123)

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
March 31, 2010

FASB ASC Topic 820 "Fair Value Measurements and Disclosure" (continued)

	Assets - Other Financial Instruments1				Liabilities - Other Financial Instruments1
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management Global Alpha Fund
Open Future Contracts	$ 511	$ -	$ -	$ 511	$ (459)	$ -	$ -	$ (459)
Open Forward Foreign Currency Contracts	-	1,054	-	1,054	-	(2,987)	-	(2,987)
Fund Total	$ 511	$ 1,054	$ -	$ 1,565	$ (459)	$ (2,987)	$ -	$ (3,446)
JNL/PIMCO Real Return Fund
Written Options	$ -	$ -	$ -	$ -	$ (174)	$ (714)	$ -	$ (888)
Open Future Contracts	819	-	-	819	(284)	-	-	(284)
Open Forward Foreign Currency Contracts	-	875	-	875	-	(235)	-	(235)
Interest Rate Swap Agreements	-	766	-	766	-	(96)	-	(96)
Credit Default Swap Agreements	-	1,580	-	1,580	-	(220)	-	(220)
Fund Total	$ 819	$ 3,221	$ -	$ 4,040	$ (458)	$ (1,265)	$ -	$ (1,723)
JNL/PIMCO Total Return Bond Fund
Written Options	$ -	$ -	$ -	$ -	$ (818)	$ (1,114)	$ -	$ (1,932)
Open Future Contracts	336	-	-	336	(809)	-	-	(809)
Open Forward Foreign Currency Contracts	-	247	-	247	-	(513)	-	(513)
Interest Rate Swap Agreements	-	5,963	-	5,963	-	(404)	-	(404)
Credit Default Swap Agreements	-	1,192	-	1,192	-	(34)	-	(34)
Fund Total	$ 336	$ 7,402	$ -	$ 7,738	$ (1,627)	$ (2,066)	$ -	$ (3,693)
JNL/T. Rowe Price Short-Term Bond Fund
Open Forward Foreign Currency Contracts	$ -	$ 38	$ -	$ 38	$ -	$ (22)	$ -	$ (22)

1	Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include, but are not limited to forward foreign currency contracts, futures contracts, options written, and swap agreements. All derivatives, except for options written are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at value.

The only significant transfers in and out of Level 1 and Level 2 during the period ended March 31, 2010 were due to pricing using the International Fair Value Model.  Securities which are valued using the independent statistical fair value pricing service are classified as Level 2.  Therefore, a significant portion of the investments may be classified as Level 1 or Level 2 on any particular day depending on the existence of such pre-requisite conditions.  These securities were valued as Level 2 on December 31, 2009 and valued as Level 1 on March 31, 2010.

The following table is a rollforward of Level 3 investments by category for which significant unobservable inputs were used to determine fair value:

Change In
Unrealized
Appreciation/
				Total				(Depreciation)
		Transfers	Transfers	Realized and				During the Period
	Balance at	Into Level	Out of Level	Change in			Balance at	For Level 3
	Beginning	3 During	3 During the	Unrealized			End of	Investments held
	of Period	the Period	Period	Gain/(Loss)	Purchases	(Sales)	Period	at End of Period
JNL/Capital Guardian Global Balanced Fund
Government and Agency Obligations	$ 147	$ -	$ -	$ 14	$ 297	$ -	$ 458	$ 14
Fund Total Investments in Securities	$ 147	$ -	$ -	$ 14	$ 297	$ -	$ 458	$ 14
JNL/Capital Guardian International Small Cap Fund
Common Stocks	$ 12	$ -	$ -	$ (1)	$ -	$ -	$ 11	$ (1)
Fund Total Investments in Securities	$ 12	$ -	$ -	$ (1)	$ -	$ -	$ 11	$ (1)
JNL/Franklin Templeton Income Fund
Corporate Bond and Notes	$ -	$ 14	$ -	$ 1	$ -	$ -	$ 15	$ 1
Fund Total Investments in Securities	$ -	$ 14	$ -	$ 1	$ -	$ -	$ 15	$ 1
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$ 965	$ -	$ -	$ 225	$ 1,951	$ -	$ 3,141	$ 225
Corporate Bond and Notes	391	-	-	213	-	-	604	213
Fund Total Investments in Securities	$ 1,356	$ -	$ -	$ 438	$ 1,951	$ -	$ 3,745	$ 438
JNL/Goldman Sachs Core Plus Bond Fund
Common Stocks	$ 9	$ -	$ -	$ 180	$ -	$ -	$ 189	$ 180
Corporate Bond and Notes	424	-	-	25	-	-	449	25
Non-U.S. Government Agency ABS	1,762	-	(1,762)	-	-	-	-	-
Government and Agency Obligations	1,216	-	-	(60)	-	(1,156)	-	-
Fund Total Investments in Securities	$ 3,411	$ -	$ (1,762)	$ 145	$ -	$ (1,156)	$ 638	$ 205
JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bond and Notes	$ 14,512	$ -	$ (4,092)	$ 872	$ 14,636	$ (4,790)	$ 21,138	$ 802
Government and Agency Obligations	-	-	-	121	3,901	-	4,022	121
Fund Total Investments in Securities	$ 14,512	$ -	$ (4,092)	$ 993	$ 18,537	$ (4,790)	$ 25,160	$ 923
Investments in Other Financial Instruments1
Total Return Swap Agreements	$ 42	$ -	$ -	$ 118	$ -	$ -	$ 160	$ 118
Fund Total Investments in Other Financial Instruments	$ 42	$ -	$ -	$ 118	$ -	$ -	$ 160	$ 118
JNL/JPMorgan MidCap Growth Fund
Common Stocks	$ 440	$ -	$ -	$ 147	$ -	$ -	$ 587	$ 147
Fund Total Investments in Securities	$ 440	$ -	$ -	$ 147	$ -	$ -	$ 587	$ 147

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
March 31, 2010

FASB ASC Topic 820 "Fair Value Measurements and Disclosure" (continued)

Change In
Unrealized
Appreciation/
				Total				(Depreciation)
		Transfers	Transfers	Realized and				During the Period
	Balance at	Into Level	Out of Level	Change in			Balance at	For Level 3
	Beginning	3 During	3 During the	Unrealized			End of	Investments held
	of Period	the Period	Period	Gain/(Loss)	Purchases	(Sales)	Period	at End of Period
JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency ABS	$ 506	$ -	$ -	$ -	$ -	$ (40)	$ 466	$ -
Fund Total Investments in Securities	$ 506	$ -	$ -	$ -	$ -	$ (40)	$ 466	$ -
JNL/Lazard Emerging Markets Fund
Common Stocks	$ 5,840	$ -	$ (5,840)	$ -	$ -	$ -	$ -	$ -
Fund Total Investments in Securities	$ 5,840	$ -	$ (5,840)	$ -	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management International Index Fund
Common Stocks	$ -	$ 7	$ -	$ (1)	$ -	$ -	$ 6	$ (1)
Fund Total Investments in Securities	$ -	$ 7	$ -	$ (1)	$ -	$ -	$ 6	$ (1)
JNL/Oppenheimer Global Growth Fund
Common Stocks	$ -	$ -	$ -	$ (67)	$ 2,020	$ -	$ 1,953	$ 67
Fund Total Investments in Securities	$ -	$ -	$ -	$ (67)	$ 2,020	$ -	$ 1,953	$ 67
JNL/PIMCO Real Return Fund
Non-U.S. Government Agency ABS	$ -	$ -	$ -	$ 26	$ 8,660	$ -	$ 8,686	$ 26
Government and Agency Obligations	1,995	-	(1,995)	-	-	-	-	-
Fund Total Investments in Securities	$ 1,995	$ -	$ (1,995)	$ 26	$ 8,660	$ -	$ 8,686	$ 26
JNL/PIMCO Total Return Bond Fund
Corporate Bond and Notes	$ 149	$ -	$ (149)	$ -	$ -	$ -	$ -	$ -
Preferred Stocks	3,709	-	-	(302)	-	-	3,407	(302)
Government and Agency Obligations	183	-	-	-	-	(1)	182	-
Fund Total Investments in Securities	$ 4,041	$ -	$ (149)	$ (302)	$ -	$ (1)	$ 3,589	$ (302)
JNL/PPM America High Yield Bond Fund
Common Stocks	$ 10	$ -	$ -	$ 155	$ -	$ -	$ 165	$ 155
Corporate Bond and Notes	1,616	-	-	237	-	-	1,853	237
Fund Total Investments in Securities	$ 1,626	$ -	$ -	$ 392	$ -	$ -	$ 2,018	$ 392
JNL/T. Rowe Price Short-Term Bond Fund
Investment Funds	$ 1,702	$ -	$ -	$ 197	$ 6,187	$ (5,241)	$ 2,845	$ 27
Non-U.S. Government Agency ABS	1,572	-	(1,572)	-	1,815	-	1,815	-
Fund Total Investments in Securities	$ 3,274	$ -	$ (1,572)	$ 197	$ 8,002	$ (5,241)	$ 4,660	$ 27

1	Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include, but are not limited to forward foreign currency contracts, futures contracts, options written, and swap agreements. All derivatives, except for options written are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at value.

Securities Lending and Securities Lending Collateral -A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers pay the Funds’ securities lending agent negotiated lender fees and the Funds receive a fee equal to a percentage of the negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked to market daily.  Any shortf alls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

JPMorgan Chase Bank, N.A. (“JPM Chase”) or (“Custodian”) serves as custodian and securities lending agent  to the Trust.  The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, both separate limited liability companies sponsored by the Adviser.  As the assets in the Securities Lending Liquidating Fund LLC mature or are liquidated, the proceeds are invested in the Securities Lending Cash Collateral Fund LLC.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2(a)-7 under the 19 40 Act, which governs money market funds.

At March 31, 2010, the value of the Securities Lending Cash Collateral Fund LLC and the value of the Securities Lending Liquidating Fund LLC was $1.00 per unit.  Values were determined using methodologies consistent with those previously described in Security Valuation.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
March 31, 2010

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933.  The following table details restricted securities as well as including Rule 144A securities that have not been deemed liquid, held by the Funds at March 31, 2010.

			Value
	Acquisition		End	Percent of
	Date	Cost	of Period	Net Assets
JNL/Capital Guardian Global Balanced Fund
AES Panama SA, 6.35%, 12/12/16	01/04/2008	$ 297	$ 306	0.1%
Altegrity Inc., 10.50%, 11/01/15	07/27/2009	153	188	0.1
Anhanguera Educacional Participacoes SA	12/10/2009	512	563	0.2
ASAT Holdings Ltd. 07/24/11	01/04/2008	-	-	-
ASAT Holdings Ltd., 13.00%	07/28/2006	1	-	-
AXA SA	11/28/2007	339	296	0.1
Barclays Plc	12/21/2006	1,119	1,374	0.4
BAT International Finance Plc, 8.13%, 11/15/13	03/03/2009	160	176	0.1
BNP Paribas	11/28/2007	1,103	984	0.3
CapitaMalls Asia Ltd.	11/18/2009	395	405	0.1
Charter Communications Operating LLC, 8.38%, 04/30/14	12/13/2007	196	206	0.1
China Longyuan Power Group Corp.	12/08/2009	251	280	0.1
Croatia Government International Bond, 6.75%, 11/05/19	10/30/2009	630	688	0.2
DBS Bank Ltd. Singapore, 7.88%, 04/15/10	06/05/2008	150	150	-
DLF Ltd.	02/18/2008	1,931	1,658	0.6
Dominican Republic International Bond, 8.63%, 04/20/27	12/17/2009	158	159	0.1
E.ON International Finance BV, 5.80%, 04/30/18	01/13/2010	545	541	0.2
Evergreen Energy Inc., 8.00%, 08/01/12	07/25/2007	60	25	-
Hypermarcas SA	07/16/2009	515	636	0.2
Lafarge SA	11/28/2007	637	656	0.2
Liberty Mutual Group Inc., 7.50%, 08/15/36	08/06/2009	263	338	0.1
Marfrig Frigorificos e Comercio de Alimentos SA	11/13/2009	1,128	1,189	0.4
Roche Holdings Inc., 6.00%, 03/01/19	05/18/2009	419	442	0.1
Societe Generale, 5.75%, 04/20/16	08/07/2008	143	159	0.1
Standard Chartered Bank, 6.40%, 09/26/17	12/18/2007	299	317	0.1
Sumitomo Mitsui Financial Group Inc.	01/20/2010	367	377	0.1
Tenet Healthcare Corp., 8.88%, 07/01/19	06/01/2009	191	216	0.1
UBS AG	07/19/2007	247	258	0.1
UniCredit SpA	01/29/2010	1,341	1,196	0.4
UniCredito Luxemburg Finance SA, 6.00%, 10/31/17	12/18/2007	148	152	-
		$ 13,698	$ 13,935	4.6%
JNL/Capital Guardian Global Diversified Research Fund
AXA SA	09/25/2009	1,908	1,687	0.5
Barclays Plc	10/23/2009	1,472	1,350	0.4
BNP Paribas	10/07/2008	3,719	4,593	1.2
DLF Ltd.	11/25/2009	997	860	0.2
Sumitomo Mitsui Financial Group Inc.	01/20/2010	1,473	1,520	0.4
UBS AG	08/20/2009	2,727	2,639	0.7
UniCredit SpA	01/29/2010	1,210	1,007	0.3
		$ 13,506	$ 13,656	3.7%
JNL/Capital Guardian International Small Cap Fund
361 Degrees International Ltd.	06/25/2009	$ 1,221	$ 1,508	0.8%
BaWang International Group Holding Ltd.	06/27/2009	1,079	1,474	0.8
CapitaCommercial Trust	12/17/2008	804	976	0.6
CapitaMall Trust	10/14/2008	214	303	0.2
Centerra Gold Inc.	09/25/2009	673	928	0.5
Gem Diamonds Ltd.	12/06/2007	903	837	0.5
Liberty International Plc	05/23/2009	44	68	-
Olam International Ltd.	04/03/2008	812	946	0.6
Shaftesbury Plc	12/06/2007	810	831	0.5
Yell Group Plc	07/18/2008	1,208	977	0.6
		$ 7,768	$ 8,848	5.1%
JNL/Franklin Templeton Mutual Shares Fund
Cerberus Capital Management LP	08/06/2007	$ 888	$ 275	0.1%
Cerberus Capital Management LP	08/06/2007	888	138	-
Cerberus Capital Management LP	08/06/2007	888	275	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	08/07/2007	380	145	-
Cerberus Capital Management LP, 12.00%, 07/31/14	08/07/2007	780	242	-
Cerberus Capital Management LP, 12.00%, 07/31/14	08/07/2007	780	121	-
Harrah's Investment LP	01/16/2008	39	-	-
		$ 4,643	$ 1,196	0.2%

JNL Series Trust
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
March 31, 2010

Restricted Securities (continued)

			Value
	Acquisition		End	Percent of
JNL/Goldman Sachs Core Plus Bond Fund	Date	Cost	of Period	Net Assets
Applied Extrusion Technologies Inc. - Class B	05/05/2005	$ 42	$ 5	-%
CIT Mortgage Loan Trust REMIC, 1.50%, 01/25/10	10/11/2007	700	302	-
CIT Mortgage Loan Trust REMIC, 1.68%, 09/25/24	10/11/2007	1,280	506	0.1
CIT Mortgage Loan Trust REMIC, 1.25%, 10/25/37	10/11/2007	923	847	0.1
Countrywide Home Equity Loan Trust REMIC, 0.45%, 05/15/36	03/29/2006	1,225	287	-
Credit Suisse Mortgage Capital Certificates REMIC, 6.50%, 10/25/21	09/04/2008	2,117	2,050	0.3
El Paso Performance-Linked Trust, 7.75%, 07/15/11	07/13/2006	1,290	1,336	0.2
FDIC Structured Sale Guaranteed Notes REMIC, 0.80%, 02/25/48	03/05/2010	1,000	1,003	0.1
Federal Home Loan Mortgage Corp. REMIC, 1,156.50%, 06/15/21	02/29/2000	-	1	-
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 08/15/35 (0.00% until LIBOR reaches 6.50%)	08/18/2008	9	8	-
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 09/15/35 (0.00% until LIBOR reaches 7.00%)	05/30/2007	332	309	-
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 04/15/37 (0.00% until LIBOR reaches 6.75%)	05/16/2007	135	129	-
Federal National Mortgage Association REMIC, 0.00%, 05/25/35 (0.00% until LIBOR reaches 7.00%)	05/30/2007	81	83	-
Federal National Mortgage Association REMIC, 0.00%, 09/25/36 (0.00% until LIBOR reaches 7.00%)	05/30/2007	136	136	-
First Union National Bank Commercial Mortgage Trust - Interest Only REMIC, 1.16%, 05/17/32	01/08/2003	94	82	-
GSMPS Mortgage Loan Trust, 0.48%, 02/25/35	12/10/2002	135	110	-
Home Interior Gift Inc.	02/13/2006	184	184	-
Impac CMB Trust REMIC, 0.89%, 03/25/35	11/02/2006	173	79	-
Merit Securities Corp. REMIC, 1.75%, 09/28/32	12/10/2002	276	251	-
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40	03/23/2010	2,875	2,885	0.4
Radnor Holdings Corp., 11.00%, 07/15/10	11/13/2003	126	-	-
UBS AG New Jersey-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17 Moody’s Rating Ba3)	11/05/2007	662	449	0.1
WEA Finance LLC, 7.50%, 06/02/14	05/27/2009	471	532	0.1
White Mountains Re Group Inc., 6.38%, 03/20/17	05/11/2007	1,271	1,243	0.1
ZFS Finance USA Trust I, 5.88%, 05/09/32	05/04/2007	1,225	1,151	0.1
		$ 16,762	$ 13,968	1.6%
JNL/JPMorgan MidCap Growth Fund
Apollo Global Management LLC	11/02/2007	$ 2,028	$ 587	0.3%

JNL/JPMorgan U.S. Government & Quality Bond Fund
Banc of America Commercial Mortgage Inc. REMIC, 6.62%, 03/11/32	12/29/2006	$ 2,193	$ 2,291	0.3%
Commercial Mortgage Pass-Through Certificates REMIC, 5.45%, 07/16/34	10/09/2003	3,320	3,304	0.4
CompuCredit Acquired Portfolio Voltage Master Trust, 0.42%, 09/15/18	09/15/2006	622	466	0.1
		$ 6,135	$ 6,061	0.8%

JNL/PIMCO Real Return Fund
American General Mortgage Loan Trust, 5.15%, 03/25/40	03/29/2010	$ 4,999	$ 4,999	0.4%
ING Bank NV, 1.09%, 03/30/12	03/25/2010	15,072	15,097	1.1
Magnolia Funding Ltd., 2.99%, 04/20/17	03/24/2010	1,338	1,359	0.1
		$ 21,409	$ 21,455	1.6%
JNL/PIMCO Total Return Bond Fund
DG Funding Trust, 2.54% (callable at 10,000 beginning 06/30/10)	11/10/2003	$ 4,427	$ 3,407	0.1%
ING Bank NV, 1.09%, 03/30/12	03/25/2010	21,660	21,696	0.9
Northern Rock Plc, 5.63%, 06/22/17	06/08/2009	13,890	15,648	0.6
		$ 39,977	$ 40,751	1.6%

JNL/PPM America High Yield Bond Fund
Applied Extrusion Technologies Inc. - Class B	05/05/2005	$ 63	$ 5	-%
Home Interior Gift Inc.	02/22/2006	174	160	-
Manitoba Telecom Services Inc.	06/10/2005	-	16	-
Newsday Secured, Term Loan, 10.50%, 08/01/13	12/02/2009	2,182	2,182	0.3
Newsday Secured, Term Loan, 9.75%, 12/31/49	07/10/2008	800	882	0.2
Radnor Holdings Corp., 11.00%, 07/15/10	11/14/2003	100	-	-
Smurfit Kappa Group, Term Loan, 0.50%, 02/10/16	02/10/2010	2,800	2,793	0.4
Texas Competitive Electric Holdings Co. LLC, Term Loan B, 4.57%, 06/30/11	10/03/2008	3,546	3,221	0.5
Wolseley Plc - Private Placement, 5.32%, 11/17/20	08/31/2009	1,409	1,853	0.3
		$ 11,074	$ 11,112	1.7%

JNL Series Trust
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
March 31, 2010

Restricted Securities (continued)

JNL/T. Rowe Price Short-Term Bond Fund
Banco Bradesco SA, 4.10%, 03/23/15	03/16/2010	$ 1,115	$ 1,106	0.2%
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 03/15/37 (0.00% until LIBOR reaches 7.25%)	09/05/2008	91	91	-
Federal National Mortgage Association REMIC, 0.00%, 02/25/37 (0.00% until LIBOR reaches 7.25%)	04/10/2007	197	207	-
Federal National Mortgage Association REMIC, Interest Only, 2.70%, 08/25/35	07/06/2006	27	-	-
T. Rowe Price Term Asset-Backed Securities Loan Facility	10/16/2009	2,836	2,845	0.5
		$ 4,266	$ 4,249	0.7%

JNL/T. Rowe Price Value Fund
International Game Technology, 3.25%, 05/01/14	05/07/2009	$ 1,049	$ 1,197	0.1%

Unfunded Loan Commitments - A Fund may enter into certain credit agreements, all or a portion of which may be unfunded.  The Fund is obligated to fund these loan commitments at the borrowers’ discretion.  Unfunded loan commitments and funded portions of credit agreements are marked to market daily.  Funded portions of credit agreements are presented in the Schedules of Investments.  The following table details unfunded loan commitments for the following Funds at March 31, 2010.

Unfunded
JNL/Franklin Templeton Mutual Shares Fund	Commitment
Cerberus Capital Management LP, 12.00%, 07/31/14	$ 97
Lyondell Chemical Co., Term Loan, 13.00%, 04/06/10	27
Realogy Corp., Term Loan, 5.35%, 10/10/13	566
$ 690

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
March 31, 2010

Investments in Affiliates - At March 31, 2010, certain Funds invested in money market funds, which are managed by the Adviser or an affiliate of the Funds.  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  In addition, the Custodian is an affiliate of the Funds for which J.P. Morgan Investment Management Inc. is the sub-adviser.  Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, which are affiliates of the Funds’ Adviser.  JNAM serves as the Administ rator for the Securities Lending Cash Collateral Fund LLC and Securities Lending Liquidating Fund LLC.  The JNL Institutional Alt  20 Fund, JNL Institutional Alt  35 Fund, JNL Institutional Alt  50 Fund, JNL Institutional Alt  65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Agressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund invested solely in the Class A shares of other affiliated Funds of the Trust and the JNL Variable Funds LLC.  The JNL/Mellon Capital Management International Index Fund invested in Prudential plc, the parent Company of Jackson.  Prudential plc i s not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  The JNL/Mellon Capital Management S&P 500 Index Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s sub-adviser.  The JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund and JNL/T. Rowe Price Value Fund invested in T. Rowe Price Reserves Investment Fund; JNL/T. Rowe Price Value Fund invested in T. Rowe Price Institutional Floating Rate Fund; and JNL/T. Rowe Price Short-Term Bond Fund invested in T. Rowe Price Term Asset-Backed Securities Loan Facility, LLC which are affiliates of each Fund’s sub-adviser.

Sub-Adviser Affiliates - PPM America, Inc, an affiliate of JNAM, serves as a sub-adviser to JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund and JNL/PPM America Value Equity Fund.  Prudential Asset Management (Singapore) Limited, an affiliate of JNAM, serves as a sub-adviser to JNL/PAM Asia ex-Japan Fund and JNL/PAM China-India Fund.  M&G Investment Management Limited, an affiliate of JNAM, serves as a sub-adviser to JNL/M&G Global Basics Fund and JNL/M&G Global Leaders Fund.

The following table details each Fund's long-term investments in affiliates held at March 31, 2010.

	Value					Value
	Beginning		Sales	Dividend	Realized	End
Affiliate	of Period	Purchases	Proceeds	Income	Gain (Loss)	of Period
Bank of New York Mellon Corp.	$ 3,008	$ 435	$ 35	$ 10	$ (2)	$ 3,749
Prudential plc	1,858	239	-	-	-	1,715
T. Rowe Price Institutional Floating Rate Fund	8,104	133	883	123	167	7,502
T. Rowe Price Term Asset-Backed Securities Loan Facility	1,702	6,187	5,241	26	188	2,845

The following table details cash management and securities lending collateral investments in affiliates held at March 31, 2010.  Dividend income received from the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC is aggregated with income from securities lending when received from the custodian and not reflected in this table.  Purchase and sales proceeds are not for shown for these investments.  There was no realized gain or loss relating to transactions for these investments during the period ended March 31, 2010.

				Securities Lending		Securities Lending Cash
	JNL Money Market Fund			Liquidating Fund, LLC		Collateral Fund, LLC
	Value	Amortized		Value	Amortized	Value	Amortized
	Beginning	Cost End	Dividend	Beginning	Cost/Value	Beginning	Cost/Value
Fund	of Period	of Period	Income	of Period	End of Period	of Period	End of Period
JNL/AIM International Growth Fund	$ 36,147	$ 33,183	$ 3	$ 12,741	$ 9,359	$ 4,668	$ 24,371
JNL/AIM Large Cap Growth Fund	17,262	14,946	2	4,533	3,330	11,846	12,541
JNL/AIM Global Real Estate Fund	8,814	15,910	1	13,132	9,646	5,818	26,276
JNL/AIM Small Cap Growth Fund	4,526	5,382	-	3,987	2,928	12,335	10,007
JNL/Capital Guardian Global Balanced Fund	13,868	8,887	1	10,396	7,636	3,706	13,694
JNL/Capital Guardian Global Diversified Research Fund	18,355	13,277	1	7,661	5,627	8,015	17,183
JNL/Capital Guardian International Small Cap Fund	13,149	17,217	1	2,266	1,665	8,483	18,866
JNL/Capital Guardian U.S. Growth Equity Fund	14,662	30,948	1	14,539	10,680	42,739	39,101
JNL/Credit Suisse Commodity Securities Fund	9,840	6,297	1	6,019	4,421	43,895	64,380
JNL/Credit Suisse Long/Short Fund	4,692	2,394	-	-	-	-	-
JNL/Eagle Core Equity Fund	4,732	14,285	1	-	-	2,257	4,512
JNL/Eagle SmallCap Equity Fund	3,885	5,571	-	14,383	10,565	29,593	24,439
JNL/Franklin Templeton Global Growth Fund	25,086	27,378	2	3,283	2,412	2,574	16,067
JNL/Franklin Templeton Income Fund	90,379	36,878	3	21,105	15,503	64,754	97,744
JNL/Franklin Templeton Mutual Shares Fund	50,580	68,467	5	-	-	16,975	14,167
JNL/Franklin Templeton Small Cap Value Fund	17,414	26,693	2	8,364	6,144	12,512	11,142
JNL/Goldman Sachs Core Plus Bond Fund	79,220	109,910	10	5,237	3,847	28,509	41,057
JNL/Goldman Sachs Emerging Markets Debt Fund	44,096	66,806	4	-	-	-	-
JNL/Goldman Sachs Mid Cap Value Fund	12,147	14,319	1	5,784	4,249	21,876	12,708
JNL/Ivy Asset Strategy Fund	29,184	44,046	3	-	-	-	-
JNL/JPMorgan International Value Fund	14,166	10,681	1	11,490	8,440	15,172	29,279
JNL/JPMorgan MidCap Growth Fund	5,286	2,281	-	5,706	4,191	13,130	6,652
JNL/JPMorgan U.S. Government & Quality Bond Fund	19,879	21,644	3	43,226	31,751	28,994	19,587
JNL/Lazard Emerging Markets Fund	46,043	30,483	3	10,943	8,038	10,096	31,438
JNL/Lazard Mid Cap Equity Fund	4,587	6,583	-	5,862	4,306	6,110	1,795
JNL/M&G Global Basics Fund	1,114	6,743	-	-	-	1,607	8,536
JNL/M&G Global Leaders Fund	846	523	-	-	-	637	1,554
JNL/Mellon Capital Management European 30 Fund	268	128	-	-	-	-	-
JNL/Mellon Capital Management Pacific Rim 30 Fund	367	299	-	-	-	644	6,068
JNL/Mellon Capital Management S&P 500 Index Fund	29,658	23,632	2	15,555	11,426	17,730	5,854

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
March 31, 2010

Investments in Affiliates (continued)

				Securities Lending		Securities Lending Cash
	JNL Money Market Fund			Liquidating Fund, LLC		Collateral Fund, LLC
	Value	Amortized		Value	Amortized	Value	Amortized
	Beginning	Cost End	Dividend	Beginning	Cost/Value	Beginning	Cost/Value
Fund	of Period	of Period	Income	of Period	End of Period	of Period	End of Period
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	$ 7,170	$ 24,368	$ 1	$ 23,450	$ 17,225	$ 45,205	$ 29,298
JNL/Mellon Capital Management Small Cap Index Fund	14,720	16,479	1	32,439	23,828	62,694	65,113
JNL/Mellon Capital Management International Index Fund	15,534	29,697	1	17,119	12,574	11,595	75,041
JNL/Mellon Capital Management Bond Index Fund	26,989	36,051	2	39,475	28,995	10,827	40,449
JNL/Mellon Capital Management Global Alpha Fund	6,240	4,440	-	-	-	-	-
JNL/Oppenheimer Global Growth Fund	6,887	12,264	1	8,441	6,201	11,438	20,649
JNL/PAM Asia ex-Japan Fund	2,890	1,839	-	391	287	3,147	4,107
JNL/PAM China-India Fund	8,553	8,473	1	469	345	12,356	29,879
JNL/PIMCO Real Return Fund	963	2,210	-	-	-	45,135	37,127
JNL/PIMCO Total Return Bond Fund	4,480	7,451	1	-	-	73,001	140,374
JNL/PPM America High Yield Bond Fund	27,030	37,143	2	11,647	8,555	72,227	137,002
JNL/PPM America Mid Cap Value Fund	381	792	-	-	-	1,970	477
JNL/PPM America Small Cap Value Fund	126	765	-	-	-	2,128	1,019
JNL/PPM America Value Equity Fund	702	453	-	2,188	1,608	3,188	482
JNL/Red Rocks Listed Private Equity Fund	6,305	9,655	1	-	-	6,877	8,755
JNL/S&P Competitive Advantage Fund	648	1,703	-	3,439	2,526	4,198	13,408
JNL/S&P Dividend Income & Growth Fund	1,254	3,142	-	4,143	3,043	6,135	9,903
JNL/S&P Intrinsic Value Fund	2,119	3,346	-	4,455	3,273	4,630	18,691
JNL/S&P Total Yield Fund	616	2,955	-	10,396	7,636	16,656	11,186
JNL/Select Balanced Fund	39,129	76,524	4	18,056	13,263	21,585	21,900
JNL/Select Value Fund	22,516	25,385	2	2,970	2,182	29,610	1,146
JNL/T. Rowe Price Established Growth Fund	2,905	3,065	-	23,919	17,570	19,181	39,671
JNL/T. Rowe Price Mid-Cap Growth Fund	4,417	4,056	-	50,887	37,378	73,953	50,406
JNL/T. Rowe Price Short-Term Bond Fund	3,374	3,000	-	10,239	7,522	1,818	3,707
JNL/T. Rowe Price Value Fund	9,543	6,380	-	15,867	11,656	18,427	17,503

	T. Rowe Price Reserves
	Investment Fund
	Value	Amortized
	Beginning	Cost/Value	Dividend
Fund	of Period	End of Period	Income
JNL/T. Rowe Price Established Growth Fund	$ 5,950	$ 7,184	$ 7
JNL/T. Rowe Price Mid-Cap Growth Fund	42,725	49,036	25
JNL/T. Rowe Price Short-Term Bond Fund	23,791	28,083	17
JNL/T. Rowe Price Value Fund	16,472	14,576	8

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
March 31, 2010

FASB ASC Topic 815,  “Derivatives and Hedging" – This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate, and foreign currency exchange rate risk.  The objectives, strategies and underlying ris ks for each instrument held by the Funds are discussed in the following paragraphs.

Credit Linked Notes - A Fund may invest in credit linked notes in the normal course of pursuing its investment objectives.  The Funds invest in credit linked notes to manage portfolio risk and to gain exposure to certain foreign markets.  The value of a credit linked note is based on the price movements of a particular credit, known as a reference credit.  Credit linked notes that the Funds invest in are listed instruments that provide the same return as the underlying reference credit.  Credit linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference asset or basket of assets.  The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity.  If a specified credit event occurs, such as default or declaring bankruptcy, the Fund will experience a delay in repayment or forego interest.  The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest.  In effect, the Fund will receive a higher yield in exchange for assuming the risk of a specified credit event.  The underlying entity and its credit rating, for each credit linked note, is presented parenthetically in the Schedules of Investments.

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  A Fund may enter into forward foreign currency contracts, generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales, to minimize foreign currency exposure on portfolio securities denominated in foreign currencies or as part of its investment strategy.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and change in value is recorded by a Fund as unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon delivery or receipt of the currency, realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it is opened and the value at the time it is closed.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts - A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  A Fund may use futures contracts to manage its exposure to or hedge against changes in securities prices, interest rates and foreign currency rates or as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.  Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the "initial margin".  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the "variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, there is minimal counterparty risk to a Fund since future contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the future contracts against default.

Options Transactions – A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  A Fund may buy and sell (“write”) call and put options on securities, futures, currencies and swaps (“swaptions”) and inflation caps and floors to manage its exposure to or hedge against changes in securities prices, interest rates, foreign currencies, inflation and  interest and credit default swap valuations or as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.  Swaptions are illiquid investments.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain.  Purchasing call options tends to increase a Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument.  The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.

When a Fund writes a call or put option or inflation cap or floor, the premium received by the Fund is recorded as a liability and is subsequently marked to market to reflect the current market value of the option.  The purpose of an inflation cap is to protect the buyer from inflation erosion above a certain rate on a given notional exposure.  An inflation floor can be used to give downside protection to investments in inflation-linked products.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss.  Writing call options tends to decre ase a Fund’s exposure to the underlying instrument.  Writing put options tends to increase a Fund’s exposure to the underlying instrument.  The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price different from the current value.  There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.  Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.  The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current val ue and the value at the time the inflation cap or floor was entered into.

Swap Agreements - Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange the return generated by one instrument for the return generated by another instrument.  Swap agreements are illiquid investments.  If a Fund transacts in swap agreements, they are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination incl ude conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.  Any election to early termination could be material to the financial statements. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified to a specific swap agreement.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
March 31, 2010

Swap agreements are marked to market daily and change in value is recorded by a Fund as unrealized gain or loss.  Swap premiums paid or received at the beginning of the measurement period represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates, and other relevant factors as appropriate.  These upfront payments are recorded as realized gain or loss upon termination or maturity of the swap.  A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss.  Net periodic payments received or paid by a Fund are included as part of realized gain (loss).

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the unrealized gain or loss associated with each contract.  Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates or value of underlying securities and that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements.  The credit risk associated with favorable contracts is reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis.  A Fund’s overall exposure to credit risk subject to master netting arran gements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Credit Default Swap Agreements –- A Fund may be subject to credit and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index.  A credit event is defined under the terms of that particular swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall, or interest shortfall.

A Fund may use credit default swap agreements on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.  Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event.  If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation.  The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.  Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event.  Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals.  Prepayments, principal pay downs, and other write -down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation.  These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality.  Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index.  A credit index is a basket of credit instruments or exposures designed to represent some part of the credit market as a whole.  These indices are made up of reference credits that are judged by a pool of dealers to be the liquid entities in the credit default swap market ba sed on the index sector.  Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities.  These components can be determined based upon various credit ratings within each sector.  Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates.  An index credit default swap references all the names in the index, and if there is a credit event, the credit event is settled based on that name’s weight in the index.  The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

A Fund can be either a seller or buyer of protection when entering into a credit default swap agreement.  As a seller of protection, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap if there is no credit event.  As a seller, the Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.  If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index o r pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations.  When a credit event occurs, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund's maximum risk of loss from counterparty risk is the fair value of the agreement.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by posting collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.  The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2010, for which the Fund is the seller of protection are disclosed in the Notes to the Schedules of Investments.  T hese potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
March 31, 2010

Interest Rate Swap Agreements - A Fund may be subject to interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  A Fund may enter into interest rate swap agreements to hedge against the risk that the value of its fixed rate bond investments will decrease as interest rates rise and to maintain its ability to generate income at prevailing market rates.  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements may include: interest rate caps, under which, in return for a premium, one party agrees to make payments to the oth er party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark; or basis swap, under which two parties can exchange variable interest rates based on different money markets.

A Fund's maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract's remaining life, to the extent this amount is positive.  This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Total Return Swap Agreements - A Fund may be subject to equity price and interest rate risk in the normal course of pursuing its investment objectives.  A Fund may enter into a total return swap agreement to manage its exposure to or hedge against changes in securities prices and interest rates or as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.  Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities.  To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a pay ment from or make a payment to the counterparty.   A Fund's maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract's remaining life, to the extent this amount is positive.  Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate.  To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty.  A Fund's maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index or other financial instrument.

The counterparty credit risk for the total return swap agreement is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Subsequent Event - At a meeting held December 17, 2009, the Board voted to approve replacing the sub-adviser for JNL/Capital Guardian International Small Cap Fund from Capital Guardian Trust Company to Franklin Advisory Services, LLC effective May 3, 2010.  At that time, the name of the Fund will be changed to JNL/Franklin Templeton International Small Cap Fund.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
March 31, 2010

Schedule of Written Options (in thousands except contracts)
	Expiration	Exercise
	Date	Price	Contracts	Value
Index Swaptions
JNL/PIMCO Total Return Bond Fund
CDX.IG-13 5 Year Put Option	06/16/2010	1.30	39	$ (2)
CDX.IG-13 5 Year Call Option	06/16/2010	0.80	39	(7)
iTraxx Europe Series 12 Version 1 Put Option	06/16/2010	1.40	24	(1)
iTraxx Europe Series 12 Version 1 Call Option	06/16/2010	0.70	24	(7)
			126	$ (17)
Equity Options
JNL/Ivy Asset Strategy Fund
IShares MSCI Emerging Market Index Call Option	06/19/2010	38.00	523	$ (254)
IShares MSCI Emerging Market Index Call Option	06/19/2010	39.00	180	(71)
IShares MSCI Emerging Market Index Call Option	06/19/2010	41.00	1,078	(285)
IShares MSCI Emerging Market Index Call Option	06/19/2010	38.00	628	(305)
			2,409	$ (915)
Exchange-Traded Futures Options
JNL/PIMCO Real Return Fund
U.S. 10-Year Treasury Note Future Call Option	04/23/2010	119.00	152	$ (7)
U.S. 10-Year Treasury Note Future Call Option	05/21/2010	119.00	232	(40)
U.S. 10-Year Treasury Note Future Put Option	04/23/2010	114.00	152	(19)
U.S. 10-Year Treasury Note Future Put Option	05/21/2010	114.00	232	(80)
U.S. 30-Year Treasury Bond Future Call Option	05/21/2010	119.00	37	(19)
U.S. 30-Year Treasury Bond Future Put Option	05/21/2010	111.00	37	(9)
			842	$ (174)
JNL/PIMCO Total Return Bond Fund
Euro-Bund Future Put Option	05/31/2010	120.00	41	$ (6)
Euro-Bund Future Call Option	05/31/2010	125.00	41	(14)
U.S. 10-Year Treasury Note Future Call Option	04/23/2010	119.00	1,031	(48)
U.S. 10-Year Treasury Note Future Call Option	05/21/2010	119.00	724	(124)
U.S. 10-Year Treasury Note Future Call Option	05/21/2010	120.00	21	(2)
U.S. 10-Year Treasury Note Future Put Option	04/23/2010	114.00	1,287	(161)
U.S. 10-Year Treasury Note Future Put Option	04/23/2010	115.00	2	(1)
U.S. 10-Year Treasury Note Future Put Option	05/21/2010	114.00	1,038	(357)
U.S. 10-Year Treasury Note Future Put Option	05/21/2010	115.00	126	(73)
U.S. 30-Year Treasury Bond Future Call Option	05/21/2010	119.00	42	(21)
U.S. 30-Year Treasury Bond Future Put Option	05/21/2010	111.00	42	(11)
			4,395	$ (818)
Foreign Currency Options
JNL/PIMCO Real Return Fund
USD versus JPY Call Option	04/20/2010	94.00	1,320,000	$ (18)
USD versus JPY Put Option	04/20/2010	88.00	1,320,000	(87)
			2,640,000	$ (105)
Interest Rate Swaptions
JNL/PIMCO Real Return Fund
Call Swaption, 3 month LIBOR versus 2.75% fixed	04/19/2010	N/A	130	$ -
Call Swaption, 3 month LIBOR versus 3.25% fixed	04/19/2010	N/A	262	-
Call Swaption, 3 month LIBOR versus 3.25% fixed	08/31/2010	N/A	137	(29)
Call Swaption, 3 month LIBOR versus 3.25% fixed	10/29/2010	N/A	368	(116)
Call Swaption, 3 month LIBOR versus 3.25% fixed	08/31/2010	N/A	35	(7)
Call Swaption, 3 month LIBOR versus 3.50% fixed	06/14/2010	N/A	215	(59)
Put Swaption, 3 month LIBOR versus 4.00% fixed	04/19/2010	N/A	130	-
Put Swaption, 3 month LIBOR versus 4.25% fixed	04/19/2010	N/A	262	(7)
Put Swaption, 3 month LIBOR versus 4.50% fixed	06/14/2010	N/A	215	(45)
Put Swaption, 3 month LIBOR versus 4.75% fixed	08/31/2010	N/A	137	(66)
Put Swaption, 3 month LIBOR versus 4.75% fixed	08/31/2010	N/A	35	(17)
Put Swaption, 3 month LIBOR versus 5.00% fixed	10/29/2010	N/A	368	(211)
Put Swaption, 3 month LIBOR versus 5.37% fixed	09/22/2017	N/A	400	(2)
Put Swaption, 3 month LIBOR versus 5.50% fixed	09/02/2015	N/A	240	(1)
Put Swaption, 3 month LIBOR versus 6.00% fixed	08/31/2010	N/A	500	-
Put Swaption, 3 month LIBOR versus 6.00% fixed	08/31/2010	N/A	1,000	-
			4,434	$ (560)
JNL/PIMCO Total Return Bond Fund
Call Swaption, 3 month LIBOR versus 2.75% fixed	04/21/2017	N/A	27	$ -
Call Swaption, 3 month LIBOR versus 3.25% fixed	04/21/2020	N/A	495	-
Call Swaption, 3 month LIBOR versus 3.25% fixed	04/21/2020	N/A	99	-
Call Swaption, 3 month LIBOR versus 3.25% fixed	09/02/2020	N/A	597	(126)
Call Swaption, 3 month LIBOR versus 3.25% fixed	11/02/2020	N/A	227	(71)
Call Swaption, 3 month LIBOR versus 3.25% fixed	09/02/2020	N/A	271	(57)
Call Swaption, 3 month LIBOR versus 3.50% fixed	06/16/2020	N/A	59	(16)
Call Swaption, 3 month LIBOR versus 3.50% fixed	06/16/2020	N/A	241	(67)

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
March 31, 2010

Schedule of Written Options (in thousands except contracts)
		Expiration	Exercise
		Date	Price	Contracts	Value
JNL/PIMCO Total Return Bond Fund (continued)
	Call Swaption, 3 month LIBOR versus 3.60% fixed	05/25/2020	N/A	110	$ (35)
	Put Swaption, 3 month LIBOR versus 10.00% fixed	07/12/2022	N/A	133	(6)
	Put Swaption, 3 month LIBOR versus 4.00% fixed	04/21/2017	N/A	27	-
	Put Swaption, 3 month LIBOR versus 4.10% fixed	05/25/2020	N/A	110	(63)
	Put Swaption, 3 month LIBOR versus 4.25% fixed	04/21/2020	N/A	548	(16)
	Put Swaption, 3 month LIBOR versus 4.25% fixed	04/21/2020	N/A	25	(1)
	Put Swaption, 3 month LIBOR versus 5.00% fixed	04/21/2020	N/A	56	-
	Put Swaption, 3 month LIBOR versus 4.50% fixed	06/16/2020	N/A	59	(12)
	Put Swaption, 3 month LIBOR versus 4.50% fixed	06/16/2020	N/A	241	(51)
	Put Swaption, 3 month LIBOR versus 4.75% fixed	09/02/2020	N/A	597	(288)
	Put Swaption, 3 month LIBOR versus 4.75% fixed	09/02/2020	N/A	271	(131)
	Put Swaption, 3 month LIBOR versus 5.00% fixed	04/21/2020	N/A	67	-
	Put Swaption, 3 month LIBOR versus 5.00% fixed	11/02/2020	N/A	227	(130)
	Put Swaption, 3 month LIBOR versus 6.00% fixed	09/02/2017	N/A	1,790	-
	Put Swaption, 3 month LIBOR versus 6.00% fixed	09/02/2017	N/A	3,700	(1)
	Put Swaption, 3 month LIBOR versus 6.00% fixed	09/02/2017	N/A	400	-
	Put Swaption, 3 month LIBOR versus 6.00% fixed	09/02/2020	N/A	200	(2)
				10,577	$ (1,073)

	Expiration	Initial	Notional
	Date	Index	Amount	Contracts	Value
Inflation Floor
JNL/PIMCO Real Return Fund
Floor - CPURNSA Index Option	03/10/2020	215.95	$ 2,900	29	$ (19)
Floor - CPURNSA Index Option	03/12/2020	215.95	4,600	46	(30)
			$ 7,500	75	$ (49)
JNL/PIMCO Total Return Bond Fund
Floor - CPURNSA Index Option	03/10/2020	215.95	$ 1,900	19	$ (12)
Floor - CPURNSA Index Option	03/12/2020	215.95	1,800	18	(12)
			$ 3,700	37	$ (24)

Summary of Written Options (in thousands except contracts):
				Contracts	Premiums
JNL/Ivy Asset Strategy Fund
Options outstanding at 12/31/2009				-	-
Options written during the period				(3,293)	(786)
Options closed during the period				884	135
Options outstanding at 03/31/2010				(2,409)	$ (651)

JNL/PIMCO Real Return Fund
Options outstanding at 12/31/2009				(4,321)	(1,908)
Options written during the period				(2,642,939)	(1,635)
Options closed during the period				1,909	881
Options outstanding at 03/31/2010				(2,645,351)	$ (2,662)

JNL/PIMCO Total Return Bond Fund
Options outstanding at 12/31/2009				(12,790)	(5,028)
Options written during the period				(8,640)	(3,670)
Options closed during the period				30	-
Options expired during the period				6,265	2,854
Options outstanding at 03/31/2010				(15,135)	$ (5,844)

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
March 31, 2010

Schedule of Open Futures Contracts (in thousands except contracts)

			Unrealized			Contracts	Unrealized
		Contracts	Appreciation/			Long/	Appreciation/
	Expiration	Long/(Short)	(Depreciation)		Expiration	(Short)	(Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund				JNL/Mellon Capital Management Global Alpha Fund (continued)
90-Day Eurodollar Future	April 2010	34	$ -	Euro-Bund Future	June 2010	149	40
90-Day Eurodollar Future	June 2010	2,799	2,546	FTSE 100 Index Future	June 2010	38	29
90-Day Eurodollar Future	May 2010	34	1	FTSE/MIB Index Future	June 2010	4	4
Euro-Bobl Future	June 2010	567	262	Hang Seng Index Future	April 2010	(124)	(264)
Euro-Bund Future	June 2010	242	214	IBEX 35 Index Future	April 2010	19	(75)
90-Day Eurodollar Future	December 2010	1,105	698	Japanese Government Bond Future, 10-Year .	June 2010	(129)	163
90-Day Eurodollar Future	September 2010	1,380	468	U.K. Long Gilt Future	June 2010	(19)	5
U.K. Long Gilt Future	June 2010	88	92	S&P /TSX 60 IX Future	June 2010	(11)	(4)
U.S. Treasury Note Future, 10-Year	June 2010	1,081	(607)	S&P 500 E-Mini Index Future	June 2010	455	120
U.S. Treasury Note Future, 5-Year	June 2010	97	(91)	ASX SPI 200 Index Future	June 2010	(28)	(32)
U.S. Long Bond Future	June 2010	415	(213)	Topix Index Future	June 2010	28	50
			$ 3,370	U.S. Treasury Note Future, 10-Year	June 2010	25	(21)
JNL/Ivy Asset Strategy Fund							$ 52
Dow Jones Euro Stoxx 50 Index Future	June 2010	133	$ (24)	JNL/PIMCO Real Return Fund
H-Shares Index Future	April 2010	(159)	(416)	3-Month Euro Euribor Future	December 2010	162	$ 74
Hang Seng Index Future	April 2010	(1)	(3)	3-Month Euro Euribor Future	June 2010	58	130
Nikkei 225 Index Future	June 2010	-	-	90-Day Eurodollar Future	June 2011	20	35
ASX SPI 200 Index Future	June 2010	9	(5)	90-Day Eurodollar Future	June 2010	179	316
			$ (448)	90-Day British Pound Sterling Future	December 2010	111	26
JNL/Mellon Capital Management S&P 500 Index Fund				Euro-Bobl Future	June 2010	216	92
S&P 500 E-Mini Index Future	June 2010	(103)	$ (151)	Euro-Bund Future	June 2010	121	114
			$ (151)	90-Day Eurodollar Future	September 2010	690	32
JNL/Mellon Capital Management S&P 400 MidCap Index Fund				U.S. Treasury Note Future, 10-Year	June 2010	313	(284)
S&P MidCap 400 E-Mini Index Future	June 2010	82	$ (28)				$ 535
			$ (28)	JNL/PIMCO Total Return Bond Fund
JNL/Mellon Capital Management Small Cap Index Fund				90-Day Eurodollar Future	June 2011	115	$ 7
Russell 2000 Mini Index Future	June 2010	267	$ 5	90-Day Eurodollar Future	December 2011	20	32
			$ 5	90-Day Eurodollar Future	June 2010	34	1
JNL/Mellon Capital Management International Index Fund				90-Day Eurodollar Future	September 2011	20	34
Dow Jones Euro Stoxx 50 Index Future	June 2010	(669)	$ (202)	90-Day British Pound Sterling Future	June 2010	188	133
FTSE 100 Index Future	June 2010	35	(21)	90-Day British Pound Sterling Future	September 2010	107	15
ASX SPI 200 Index Future	June 2010	(112)	(103)	90-Day British Pound Sterling Future	December 2010	110	18
Topix Index Future	June 2010	(42)	(297)	Euro-Bobl Future	June 2010	119	60
			$ (623)	Euro-Bund Future	June 2010	(34)	(35)
JNL/Mellon Capital Management Global Alpha Fund				90-Day Eurodollar Future	December 2010	2	1
Amsterdam Exchange Index Future	April 2010	1	$ 1	90-Day Eurodollar Future	March 2011	20	35
Australia Bond Future, 10-year	June 2010	52	(49)	90-Day Eurodollar Future	September 2010	(9)	(20)
CAC 40 10 Euro Index Future	April 2010	140	74	U.S. Treasury Note Future, 10-Year	June 2010	202	(123)
Canadian Bond Future, 10-year	June 2010	20	(14)	U.S. Treasury Note Future, 2-Year	June 2010	2,193	(361)
DAX Index Future	June 2010	4	25	U.S. Treasury Note Future, 5-Year	June 2010	823	(270)
							$ (473)

Summary of Open Forward Foreign Currency Contracts (in thousands)
Currency	Settlement	Notional		Currency	Unrealized	Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)	Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/Capital Guardian Global Balanced Fund						JNL/Franklin Templeton Mutual Shares Fund (continued)
JPY/USD	04/09/2010	JPY	187,251	$ 2,003	$ 46	GBP/USD	05/12/2010	GBP	108	$ 163	$ 9
JPY/USD	04/14/2010	JPY	611,915	6,546	(4)	GBP/USD	05/12/2010	GBP	140	212	28
USD/CAD	04/06/2010	CAD	(72)	(70)	72	GBP/USD	05/12/2010	GBP	870	1,320	-
USD/EUR	04/08/2010	EUR	(2,394)	(3,233)	157	GBP/USD	05/12/2010	GBP	81	123	(10)
USD/GBP	04/12/2010	GBP	(33)	(50)	(82)	GBP/USD	05/12/2010	GBP	1,098	1,666	(57)
USD/JPY	04/30/2010	JPY	(326,950)	(3,498)	(7)	GBP/USD	05/12/2010	GBP	577	875	(57)
USD/JPY	04/30/2010	JPY	(19,163)	(205)	(2)	JPY/USD	04/20/2010	JPY	30,731	329	30
USD/ZAR	04/06/2010	ZAR	(176)	(24)	254	JPY/USD	04/20/2010	JPY	6,500	70	13
USD/ZAR	04/12/2010	ZAR	(5,808)	(796)	(122)	JPY/USD	04/20/2010	JPY	13,900	149	98
				$ 673	$ 312	KRW/USD	04/19/2010	KRW	216,000	191	(48)
JNL/Capital Guardian Global Diversified Research Fund						NOK/USD	08/16/2010	NOK	2,000	334	(1)
USD/ZAR	04/06/2010	ZAR	(527)	$ (72)	$ (6)	USD/AUD	05/19/2010	AUD	(479)	(437)	(21)
USD/ZAR	04/07/2010	ZAR	(268)	(37)	90	USD/CHF	05/10/2010	CHF	(3,100)	(2,941)	(9)
				$ (109)	$ 84	USD/CHF	05/10/2010	CHF	(3,154)	(2,992)	(6)
JNL/Franklin Templeton Mutual Shares Fund						USD/CHF	05/10/2010	CHF	(105)	(100)	(3)
CHF/USD	05/10/2010	CHF	137	$ 130	$ (14)	USD/CHF	05/10/2010	CHF	(989)	(939)	1
DKK/USD	04/23/2010	DKK	364	66	(68)	USD/CHF	05/10/2010	CHF	(113)	(107)	-
GBP/USD	05/12/2010	GBP	722	1,096	9	USD/CHF	05/10/2010	CHF	(131)	(124)	7

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
March 31, 2010

Summary of Open Forward Foreign Currency Contracts (in thousands) (continued)
Currency	Settlement	Notional		Currency	Unrealized	Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)	Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/Franklin Templeton Mutual Shares Fund (continued)						JNL/Goldman Sachs Core Plus Bond Fund (continued)
USD/CHF	05/10/2010	CHF	(226)	$ (214)	$ 12	CAD/EUR	06/16/2010	EUR	(1,042)	$ (1,407)	$ -
USD/CHF	05/10/2010	CHF	(132)	(125)	6	CAD/JPY	06/16/2010	JPY	(127,850)	(1,368)	(3)
USD/CHF	05/10/2010	CHF	(200)	(190)	1	CAD/USD	06/16/2010	CAD	1,473	1,450	-
USD/CHF	05/10/2010	CHF	(218)	(207)	1	CAD/USD	06/16/2010	CAD	6,108	6,014	-
USD/CHF	05/10/2010	CHF	(258)	(244)	1	CHF/EUR	06/16/2010	EUR	(1,604)	(2,167)	(96)
USD/CHF	05/10/2010	CHF	(230)	(218)	(3)	CHF/JPY	06/16/2010	JPY	(129,428)	(1,385)	(84)
USD/CHF	05/10/2010	CHF	(227)	(215)	(2)	EUR/AUD	06/16/2010	AUD	(2,381)	(2,167)	(7)
USD/CHF	05/10/2010	CHF	(107)	(102)	1	EUR/CAD	06/16/2010	CAD	(1,454)	(1,431)	(2)
USD/CHF	05/10/2010	CHF	(130)	(123)	6	EUR/CAD	06/16/2010	CAD	(2,929)	(2,884)	10
USD/CHF	05/10/2010	CHF	(110)	(104)	5	EUR/CHF	06/16/2010	CHF	(2,265)	(2,149)	(71)
USD/CHF	05/10/2010	CHF	(113)	(108)	11	EUR/CHF	06/16/2010	CHF	(2,280)	(2,163)	(8)
USD/CHF	05/10/2010	CHF	(117)	(111)	37	EUR/GBP	06/16/2010	GBP	(1,922)	(2,915)	(44)
USD/CHF	05/10/2010	CHF	(433)	(411)	5	EUR/NZD	06/16/2010	NZD	(4,028)	(2,847)	4
USD/CHF	05/10/2010	CHF	(287)	(273)	16	EUR/SEK	06/16/2010	SEK	(20,688)	(2,866)	(1)
USD/CHF	05/10/2010	CHF	(250)	(237)	16	EUR/USD	06/16/2010	EUR	2,119	2,862	3
USD/CHF	05/10/2010	CHF	(112)	(106)	22	GBP/EUR	06/16/2010	EUR	(1,064)	(1,437)	25
USD/CHF	05/10/2010	CHF	(385)	(365)	(2)	GBP/EUR	06/16/2010	EUR	(1,040)	(1,405)	46
USD/CHF	05/10/2010	CHF	(480)	(455)	5	GBP/EUR	06/16/2010	EUR	(3,007)	(4,062)	7
USD/CHF	05/10/2010	CHF	(245)	(233)	6	GBP/EUR	06/16/2010	EUR	(1,037)	(1,401)	157
USD/CHF	05/10/2010	CHF	(251)	(238)	11	JPY/USD	06/16/2010	JPY	134,633	1,441	7
USD/DKK	04/23/2010	DKK	(7,589)	(1,377)	(18)	JPY/USD	06/16/2010	JPY	266,030	2,847	14
USD/DKK	04/23/2010	DKK	(536)	(97)	(54)	NOK/EUR	06/16/2010	EUR	(1,037)	(1,401)	16
USD/DKK	04/23/2010	DKK	(370)	(67)	16	NOK/EUR	06/16/2010	EUR	(1,549)	(2,092)	20
USD/DKK	04/23/2010	DKK	(593)	(108)	44	NOK/EUR	06/16/2010	EUR	(3,954)	(5,340)	5
USD/DKK	04/23/2010	DKK	(525)	(95)	9	NOK/USD	06/16/2010	NOK	8,273	1,387	3
USD/DKK	04/23/2010	DKK	(428)	(78)	22	NZD/EUR	06/16/2010	EUR	(1,064)	(1,437)	1
USD/DKK	04/23/2010	DKK	(1,200)	(218)	(15)	NZD/EUR	06/16/2010	EUR	(1,045)	(1,411)	5
USD/DKK	04/23/2010	DKK	(1,248)	(226)	(22)	NZD/USD	06/16/2010	NZD	14,331	10,129	2,005
USD/DKK	04/23/2010	DKK	(730)	(132)	(18)	NZD/USD	06/16/2010	NZD	1,986	1,404	23
USD/EUR	07/16/2010	EUR	(32,050)	(43,290)	(3)	NZD/USD	06/16/2010	NZD	2,027	1,433	18
USD/EUR	07/16/2010	EUR	(194)	(262)	(5)	SEK/EUR	06/16/2010	EUR	(1,037)	(1,401)	-
USD/EUR	07/16/2010	EUR	(368)	(497)	(2)	SEK/EUR	06/16/2010	EUR	(2,756)	(3,723)	-
USD/EUR	07/16/2010	EUR	(711)	(961)	50	SEK/NOK	06/16/2010	NOK	(6,736)	(1,129)	15
USD/EUR	07/16/2010	EUR	(208)	(280)	(5)	SEK/NOK	06/16/2010	NOK	(8,712)	(1,461)	5
USD/EUR	07/16/2010	EUR	(729)	(984)	(1)	USD/AUD	06/16/2010	AUD	(8,146)	(7,414)	2
USD/EUR	07/16/2010	EUR	(764)	(1,032)	(1)	USD/AUD	06/16/2010	AUD	(1,556)	(1,416)	(1)
USD/EUR	07/16/2010	EUR	(523)	(706)	(1)	USD/BRL	04/12/2010	BRL	(529)	(297)	5
USD/GBP	05/12/2010	GBP	(20,896)	(31,703)	(79)	USD/CHF	06/16/2010	CHF	(2,646)	(2,511)	(6)
USD/GBP	05/12/2010	GBP	(210)	(319)	(23)	USD/CHF	06/16/2010	CHF	(1,538)	(1,460)	1
USD/GBP	05/12/2010	GBP	(159)	(242)	(7)	USD/EUR	06/16/2010	EUR	(2,491)	(3,365)	10
USD/GBP	05/12/2010	GBP	(92)	(140)	(9)	USD/EUR	06/16/2010	EUR	(2,068)	(2,793)	(2)
USD/GBP	05/12/2010	GBP	(385)	(584)	(17)	USD/EUR	06/16/2010	EUR	(2,100)	(2,836)	38
USD/GBP	05/12/2010	GBP	(1,267)	(1,922)	(10)	USD/EUR	06/16/2010	EUR	(1,078)	(1,456)	(9)
USD/GBP	05/12/2010	GBP	(900)	(1,365)	(15)	USD/EUR	06/16/2010	EUR	(2,134)	(2,882)	523
USD/GBP	05/12/2010	GBP	(306)	(464)	(20)	USD/GBP	06/16/2010	GBP	(929)	(1,409)	6
USD/JPY	04/20/2010	JPY	(148,783)	(1,592)	(8)	USD/JPY	06/16/2010	JPY	(125,317)	(1,341)	39
USD/JPY	04/20/2010	JPY	(5,300)	(57)	8	USD/JPY	06/16/2010	JPY	(7,334)	(78)	(1)
USD/JPY	04/20/2010	JPY	(18,261)	(195)	2	USD/JPY	06/16/2010	JPY	(132,404)	(1,417)	(6)
USD/JPY	04/20/2010	JPY	(16,010)	(171)	(10)	USD/NOK	06/16/2010	NOK	(8,690)	(1,457)	-
USD/JPY	04/20/2010	JPY	(12,000)	(128)	(6)	USD/NZD	06/16/2010	NZD	(1,913)	(1,352)	(10)
USD/JPY	04/20/2010	JPY	(13,000)	(139)	(4)					$ (58,008)	$ 2,665
USD/JPY	04/20/2010	JPY	(19,268)	(206)	(12)	JNL/Goldman Sachs Emerging Markets Debt Fund
USD/JPY	04/20/2010	JPY	(15,600)	(167)	9	BRL/USD	04/12/2010	BRL	7,957	$ 4,468	$ 23
USD/KRW	04/19/2010	KRW	(140,719)	(124)	(20)	BRL/USD	04/12/2010	BRL	2,370	1,331	1
USD/KRW	04/19/2010	KRW	(140,750)	(124)	(2)	BRL/USD	04/12/2010	BRL	3,944	2,214	(252)
USD/KRW	04/19/2010	KRW	(29,393)	(26)	8	BRL/USD	04/12/2010	BRL	7,884	4,427	(19)
USD/KRW	04/19/2010	KRW	(158,124)	(140)	(15)	BRL/USD	04/12/2010	BRL	11,676	6,556	25
USD/KRW	04/19/2010	KRW	(63,406)	(56)	18	BRL/USD	04/12/2010	BRL	3,824	2,147	(8)
USD/KRW	04/19/2010	KRW	(107,576)	(95)	(29)	CLP/USD	04/12/2010	CLP	1,927,051	3,673	8
USD/KRW	04/19/2010	KRW	(220,555)	(195)	51	CLP/USD	04/12/2010	CLP	963,495	1,836	(2)
USD/KRW	04/19/2010	KRW	(183,440)	(162)	(31)	CNY/USD	06/14/2010	CNY	21,655	3,173	(1)
USD/NOK	08/16/2010	NOK	(34,906)	(5,834)	(3)	HUF/USD	06/16/2010	HUF	2,296,600	11,583	55
USD/NOK	08/16/2010	NOK	(1,800)	(301)	5	IDR/USD	04/12/2010	IDR	27,378,000	3,005	(6)
USD/NOK	08/16/2010	NOK	(665)	(111)	(3)	IDR/USD	04/12/2010	IDR	25,429,950	2,791	(18)
USD/NOK	08/16/2010	NOK	(1,694)	(283)	11	IDR/USD	04/12/2010	IDR	13,829,600	1,518	7
				$ (102,450)	$ (159)	IDR/USD	04/12/2010	IDR	10,055,980	1,104	(6)
JNL/Goldman Sachs Core Plus Bond Fund						IDR/USD	04/12/2010	IDR	48,030,950	5,272	(1)
AUD/EUR	06/16/2010	EUR	(1,063)	$ (1,436)	$ -	IDR/USD	04/12/2010	IDR	34,702,984	3,809	-
AUD/USD	06/16/2010	AUD	1,546	1,407	-	IDR/USD	04/12/2010	IDR	14,058,720	1,543	-
AUD/USD	06/16/2010	AUD	1,568	1,427	-	IDR/USD	07/12/2010	IDR	153,788,184	16,581	(4)
CAD/EUR	06/16/2010	EUR	(1,066)	(1,440)	3	IDR/USD	07/12/2010	IDR	19,129,170	2,062	2

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
March 31, 2010

Summary of Open Forward Foreign Currency Contracts (in thousands) (continued)
Currency	Settlement	Notional		Currency	Unrealized	Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)	Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)						JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
INR/USD	04/12/2010	INR	118,148	$ 2,630	$ -	USD/TRY	06/16/2010	TRY	(9,844)	$ (6,407)	$ 25
INR/USD	04/12/2010	INR	338,423	7,534	(97)	USD/ZAR	06/17/2010	ZAR	(56,081)	(7,599)	(1)
INR/USD	04/12/2010	INR	29,051	647	(204)	ZAR/USD	06/17/2010	ZAR	30,778	4,170	(1)
INR/USD	04/12/2010	INR	148,882	3,314	(1)	ZAR/USD	06/17/2010	ZAR	89,652	12,148	(1)
INR/USD	04/12/2010	INR	338,477	7,535	(1)					$ 118,040	$ 535
INR/USD	04/12/2010	INR	55,364	1,232	33	JNL/Ivy Asset Strategy Fund
INR/USD	07/12/2010	INR	829,934	18,322	6	CNY/USD	10/25/2010	CNY	12,600	$ 1,849	$ 2
KRW/USD	04/12/2010	KRW	3,036,805	2,683	(23)	JPY/USD	12/20/2010	JPY	333,000	3,567	(36)
KRW/USD	04/12/2010	KRW	8,205,428	7,250	-	JPY/USD	12/20/2010	JPY	174,400	1,868	(6)
KRW/USD	04/12/2010	KRW	3,697,353	3,267	(1)	KRW/JPY	07/13/2010	JPY	(343,876)	(3,680)	(133)
KRW/USD	04/12/2010	KRW	1,034,143	914	-	KRW/JPY	07/13/2010	JPY	(670,331)	(7,174)	(102)
KRW/USD	04/12/2010	KRW	8,441,424	7,459	34	KRW/JPY	07/13/2010	JPY	(214,249)	(2,293)	(7)
KRW/USD	04/12/2010	KRW	1,363,923	1,205	2	NOK/EUR	08/10/2010	EUR	(1,200)	(1,621)	(114)
KRW/USD	07/12/2010	KRW	20,799,946	18,315	2	NOK/EUR	08/10/2010	EUR	(3,000)	(4,052)	36
MXN/USD	06/16/2010	MXN	351,104	28,178	19	USD/EUR	06/18/2010	EUR	(4,300)	(5,808)	(1)
MXN/USD	06/16/2010	MXN	31,765	2,549	102	USD/EUR	06/25/2010	EUR	(6,000)	(8,104)	(6)
MXN/USD	06/16/2010	MXN	55,901	4,486	82	USD/GBP	06/18/2010	GBP	(8,800)	(13,348)	(1)
MXN/USD	06/16/2010	MXN	53,074	4,260	119	USD/GBP	06/18/2010	GBP	(6,900)	(10,466)	(2)
MYR/USD	04/08/2010	MYR	11,760	3,605	13	USD/JPY	12/20/2010	JPY	(161,400)	(1,729)	107
MYR/USD	04/12/2010	MYR	11,468	3,514	(2)	USD/JPY	12/20/2010	JPY	(1,000,000)	(10,711)	(75)
MYR/USD	04/12/2010	MYR	2,134	654	(1)	USD/JPY	12/20/2010	JPY	(187,400)	(2,007)	14
MYR/USD	04/12/2010	MYR	2,927	897	-	USD/JPY	12/20/2010	JPY	(480,000)	(5,141)	4
MYR/USD	04/12/2010	MYR	11,273	3,455	(1)	USD/JPY	12/20/2010	JPY	(10,800)	(116)	(8)
MYR/USD	04/12/2010	MYR	3,915	1,200	9	USD/ZAR	06/18/2010	ZAR	(18,500)	(2,506)	(11)
MYR/USD	04/12/2010	MYR	4,007	1,228	7					$ (71,472)	$ (339)
MYR/USD	04/12/2010	MYR	17,220	5,277	1	JNL/JPMorgan International Value Fund
MYR/USD	07/12/2010	MYR	11,760	3,585	6	AUD/USD	05/26/2010	AUD	46,757	$ 42,658	$ (9)
MYR/USD	07/12/2010	MYR	48,932	14,918	(110)	AUD/USD	05/26/2010	AUD	2,688	2,453	(10)
PHP/USD	04/12/2010	PHP	120,940	2,674	(2)	CAD/USD	05/26/2010	CAD	765	753	(4)
PHP/USD	04/12/2010	PHP	29,252	647	36	EUR/USD	05/26/2010	EUR	1,951	2,636	(5)
PHP/USD	04/12/2010	PHP	170,153	3,762	3	EUR/USD	05/26/2010	EUR	2,340	3,161	(34)
PHP/USD	04/12/2010	PHP	154,597	3,418	45	EUR/USD	05/26/2010	EUR	2,445	3,303	1
PHP/USD	07/12/2010	PHP	474,942	10,397	(138)	EUR/USD	05/26/2010	EUR	20,203	27,288	-
RUB/USD	04/12/2010	RUB	152,658	5,181	84	EUR/USD	05/26/2010	EUR	2,597	3,508	5
RUB/USD	04/12/2010	RUB	106,975	3,631	(2)	EUR/USD	05/26/2010	EUR	2,804	3,788	-
RUB/USD	04/12/2010	RUB	74,758	2,537	56	JPY/USD	05/26/2010	JPY	414,345	4,433	123
RUB/USD	04/12/2010	RUB	129,054	4,380	6	JPY/USD	05/26/2010	JPY	591,012	6,323	2
RUB/USD	04/12/2010	RUB	133,650	4,536	(11)	JPY/USD	05/26/2010	JPY	354,531	3,793	144
RUB/USD	04/12/2010	RUB	113,457	3,851	8	SEK/USD	05/26/2010	SEK	76,787	10,636	(5)
RUB/USD	04/12/2010	RUB	29,538	1,002	40	SGD/USD	05/26/2010	SGD	11,539	8,246	(52)
TRY/USD	06/16/2010	TRY	12,678	8,251	111	USD/AUD	05/26/2010	AUD	(6,277)	(5,726)	-
TRY/USD	06/16/2010	TRY	6,281	4,088	65	USD/CAD	05/26/2010	CAD	(1,219)	(1,200)	-
USD/BRL	04/12/2010	BRL	(6,457)	(3,626)	38	USD/CAD	05/26/2010	CAD	(1,148)	(1,131)	-
USD/BRL	04/12/2010	BRL	(8,284)	(4,652)	(18)	USD/CAD	05/26/2010	CAD	(2,513)	(2,474)	-
USD/BRL	04/12/2010	BRL	(3,995)	(2,243)	(17)	USD/CHF	05/26/2010	CHF	(2,998)	(2,845)	-
USD/BRL	04/12/2010	BRL	(4,832)	(2,713)	(6)	USD/EUR	05/26/2010	EUR	(16,532)	(22,330)	(32)
USD/BRL	04/12/2010	BRL	(6,356)	(3,569)	48	USD/EUR	05/26/2010	EUR	(2,205)	(2,979)	-
USD/CLP	04/12/2010	CLP	(739,357)	(1,409)	(34)	USD/EUR	05/26/2010	EUR	(2,734)	(3,692)	-
USD/CLP	04/12/2010	CLP	(2,151,189)	(4,100)	(6)	USD/EUR	05/26/2010	EUR	(2,003)	(2,705)	-
USD/CNY	06/14/2010	CNY	(21,655)	(3,173)	-	USD/EUR	05/26/2010	EUR	(2,333)	(3,152)	-
USD/EUR	06/16/2010	EUR	(8,900)	(12,021)	96	USD/GBP	05/26/2010	GBP	(8,775)	(13,311)	1
USD/HUF	06/16/2010	HUF	(2,015,610)	(10,166)	136	USD/GBP	05/26/2010	GBP	(15,102)	(22,910)	-
USD/IDR	04/12/2010	IDR	(19,698,000)	(2,162)	(38)	USD/GBP	05/26/2010	GBP	(1,746)	(2,648)	-
USD/IDR	04/12/2010	IDR	(153,788,184)	(16,879)	15	USD/HKD	05/26/2010	HKD	(32,158)	(4,143)	-
USD/INR	04/12/2010	INR	(198,411)	(4,417)	(16)	USD/JPY	05/26/2010	JPY	(1,052,489)	(11,261)	-
USD/INR	04/12/2010	INR	(829,934)	(18,475)	19	USD/JPY	05/26/2010	JPY	(219,350)	(2,347)	-
USD/JPY	06/16/2010	JPY	(551,274)	(5,899)	49	USD/SEK	05/26/2010	SEK	(12,086)	(1,674)	-
USD/KRW	04/12/2010	KRW	(4,979,130)	(4,399)	(16)	USD/SGD	05/26/2010	SGD	(1,525)	(1,090)	36
USD/KRW	04/12/2010	KRW	(20,799,946)	(18,378)	(1)	USD/SGD	05/26/2010	SGD	(3,262)	(2,331)	-
USD/MXN	06/16/2010	MXN	(53,116)	(4,263)	(1)	USD/SGD	05/26/2010	SGD	(2,514)	(1,797)	-
USD/MXN	06/16/2010	MXN	(48,720)	(3,910)	19	USD/TRY	05/26/2010	TRY	(4,785)	(3,126)	1
USD/MYR	04/08/2010	MYR	(11,760)	(3,605)	53					$ 8,107	$ 162
USD/MYR	04/12/2010	MYR	(4,014)	(1,230)	(70)	JNL/Mellon Capital Management International Index Fund
USD/MYR	04/12/2010	MYR	(48,932)	(14,995)	(19)	AUD/USD	06/16/2010	AUD	477	$ 434	$ 2
USD/PHP	04/12/2010	PHP	(474,942)	(10,502)	19	AUD/USD	06/16/2010	AUD	88	80	-
USD/RUB	04/12/2010	RUB	(179,146)	(6,080)	(19)	AUD/USD	06/16/2010	AUD	1,026	934	5
USD/RUB	04/12/2010	RUB	(124,798)	(4,236)	(24)	AUD/USD	06/16/2010	AUD	121	110	4
USD/TRY	06/16/2010	TRY	(9,076)	(5,907)	132	AUD/USD	06/16/2010	AUD	121	110	9
USD/TRY	06/16/2010	TRY	(3,177)	(2,067)	2	AUD/USD	06/16/2010	AUD	121	110	4
USD/TRY	06/16/2010	TRY	(10,383)	(6,757)	73	AUD/USD	06/16/2010	AUD	120	110	2

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
March 31, 2010

Summary of Open Forward Foreign Currency Contracts (in thousands) (continued)
Currency	Settlement	Notional		Currency	Unrealized	Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)	Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/Mellon Capital Management International Index Fund (continued)						JNL/Mellon Capital Management Global Alpha Fund (continued)
AUD/USD	06/16/2010	AUD	242	$ 220	$ 1	CAD/USD	06/16/2010	CAD	2,131	$ 2,098	$ (172)
AUD/USD	06/16/2010	AUD	366	333	1	CAD/USD	06/16/2010	CAD	328	323	(119)
AUD/USD	06/16/2010	AUD	243	221	(10)	CAD/USD	06/16/2010	CAD	328	323	(24)
AUD/USD	06/16/2010	AUD	122	111	(3)	CAD/USD	06/16/2010	CAD	492	484	(84)
AUD/USD	06/16/2010	AUD	245	223	2	EUR/USD	06/16/2010	EUR	994	1,342	(141)
AUD/USD	06/16/2010	AUD	123	112	-	EUR/USD	06/16/2010	EUR	153	207	182
AUD/USD	06/16/2010	AUD	246	224	(2)	EUR/USD	06/16/2010	EUR	229	310	(87)
EUR/USD	06/16/2010	EUR	346	467	(3)	EUR/USD	06/16/2010	EUR	153	207	23
EUR/USD	06/16/2010	EUR	5,823	7,865	(2)	GBP/USD	06/16/2010	GBP	528	801	(173)
EUR/USD	06/16/2010	EUR	523	707	(82)	GBP/USD	06/16/2010	GBP	1,717	2,605	145
EUR/USD	06/16/2010	EUR	173	234	25	GBP/USD	06/16/2010	GBP	109	166	(13)
EUR/USD	06/16/2010	EUR	290	391	(21)	GBP/USD	06/16/2010	GBP	287	435	(130)
EUR/USD	06/16/2010	EUR	632	854	(1)	JPY/USD	06/16/2010	JPY	290,492	3,108	(62)
EUR/USD	06/16/2010	EUR	369	498	(1)	JPY/USD	06/16/2010	JPY	308,490	3,301	(261)
EUR/USD	06/16/2010	EUR	372	502	(27)	JPY/USD	06/16/2010	JPY	229,164	2,452	(22)
EUR/USD	06/16/2010	EUR	654	883	79	JPY/USD	06/16/2010	JPY	98,311	1,052	(322)
EUR/USD	06/16/2010	EUR	226	305	129	JPY/USD	06/16/2010	JPY	245,435	2,626	(65)
EUR/USD	06/16/2010	EUR	760	1,027	269	JPY/USD	06/16/2010	JPY	53,130	569	(141)
EUR/USD	06/16/2010	EUR	483	653	255	JPY/USD	06/16/2010	JPY	8,174	87	(134)
EUR/USD	06/16/2010	EUR	822	1,110	40	JPY/USD	06/16/2010	JPY	12,261	131	(66)
EUR/USD	06/16/2010	EUR	460	621	8	JPY/USD	06/16/2010	JPY	8,174	87	(59)
EUR/USD	06/16/2010	EUR	831	1,122	(262)	NOK/USD	06/16/2010	NOK	11,120	1,864	(92)
GBP/USD	06/16/2010	GBP	224	339	6	NOK/USD	06/16/2010	NOK	4,766	799	(22)
GBP/USD	06/16/2010	GBP	764	1,158	(44)	NZD/USD	06/16/2010	NZD	5,547	3,921	12
GBP/USD	06/16/2010	GBP	702	1,065	3	NZD/USD	06/16/2010	NZD	866	612	6
GBP/USD	06/16/2010	GBP	1,080	1,638	83	NZD/USD	06/16/2010	NZD	133	94	81
GBP/USD	06/16/2010	GBP	338	512	80	NZD/USD	06/16/2010	NZD	200	141	262
GBP/USD	06/16/2010	GBP	56	85	61	NZD/USD	06/16/2010	NZD	133	94	-
GBP/USD	06/16/2010	GBP	113	171	53	SEK/USD	06/16/2010	SEK	7,214	999	-
GBP/USD	06/16/2010	GBP	332	504	41	SEK/USD	06/16/2010	SEK	1,110	154	-
GBP/USD	06/16/2010	GBP	167	254	135	SEK/USD	06/16/2010	SEK	1,665	231	-
GBP/USD	06/16/2010	GBP	168	255	103	SEK/USD	06/16/2010	SEK	1,110	154	-
GBP/USD	06/16/2010	GBP	392	594	41	USD/CAD	06/16/2010	CAD	(178)	(175)	-
GBP/USD	06/16/2010	GBP	112	170	(27)	USD/CAD	06/16/2010	CAD	(412)	(406)	-
GBP/USD	06/16/2010	GBP	336	509	(15)	USD/CHF	06/16/2010	CHF	(2,094)	(1,987)	-
GBP/USD	06/16/2010	GBP	226	342	76	USD/CHF	06/16/2010	CHF	(3,451)	(3,275)	-
GBP/USD	06/16/2010	GBP	451	684	196	USD/CHF	06/16/2010	CHF	(194)	(184)	-
GBP/USD	06/16/2010	GBP	284	431	19	USD/CHF	06/16/2010	CHF	(564)	(535)	-
GBP/USD	06/16/2010	GBP	452	686	128	USD/CHF	06/16/2010	CHF	(2,092)	(1,986)	-
JPY/USD	06/16/2010	JPY	27,450	294	215	USD/CHF	06/16/2010	CHF	(322)	(305)	1
JPY/USD	06/16/2010	JPY	169,778	1,817	16	USD/CHF	06/16/2010	CHF	(322)	(305)	1
JPY/USD	06/16/2010	JPY	161,855	1,732	253	USD/CHF	06/16/2010	CHF	(483)	(458)	5
JPY/USD	06/16/2010	JPY	234,293	2,507	31	USD/EUR	06/16/2010	EUR	(3,707)	(5,007)	-
JPY/USD	06/16/2010	JPY	64,015	685	47	USD/EUR	06/16/2010	EUR	(2,068)	(2,794)	-
JPY/USD	06/16/2010	JPY	18,460	198	81	USD/EUR	06/16/2010	EUR	(2,068)	(2,794)	-
JPY/USD	06/16/2010	JPY	27,825	298	22	USD/GBP	06/16/2010	GBP	(4,001)	(6,068)	-
JPY/USD	06/16/2010	JPY	46,500	498	139	USD/GBP	06/16/2010	GBP	(923)	(1,400)	-
JPY/USD	06/16/2010	JPY	27,960	299	7	USD/GBP	06/16/2010	GBP	(616)	(934)	3
JPY/USD	06/16/2010	JPY	37,520	401	50	USD/GBP	06/16/2010	GBP	(616)	(934)	1
JPY/USD	06/16/2010	JPY	47,000	503	642	USD/NOK	06/16/2010	NOK	(2,630)	(441)	-
JPY/USD	06/16/2010	JPY	56,400	604	56	USD/NOK	06/16/2010	NOK	(405)	(68)	-
JPY/USD	06/16/2010	JPY	46,975	503	62	USD/NOK	06/16/2010	NOK	(405)	(68)	285
JPY/USD	06/16/2010	JPY	66,115	707	63	USD/NOK	06/16/2010	NOK	(607)	(102)	(4)
JPY/USD	06/16/2010	JPY	47,225	505	123	USD/SEK	06/16/2010	SEK	(2,442)	(338)	-
JPY/USD	06/16/2010	JPY	48,100	515	26	USD/SEK	06/16/2010	SEK	(5,738)	(795)	-
USD/AUD	06/16/2010	AUD	(1,488)	(1,354)	105					$ 14,237	$ (1,933)
USD/AUD	06/16/2010	AUD	(1,738)	(1,582)	53	JNL/PIMCO Real Return Fund
USD/EUR	06/16/2010	EUR	(4,849)	(6,549)	47	CNY/USD	06/07/2010	CNY	9,366	$ 1,372	$ -
USD/EUR	06/16/2010	EUR	(5,626)	(7,599)	30	CNY/USD	06/07/2010	CNY	17,558	2,572	-
USD/GBP	06/16/2010	GBP	(2,625)	(3,982)	165	CNY/USD	11/17/2010	CNY	1,427	209	(15)
USD/GBP	06/16/2010	GBP	(2,893)	(4,389)	221	CNY/USD	11/17/2010	CNY	7,257	1,065	84
USD/JPY	06/16/2010	JPY	(408,522)	(4,371)	45	CNY/USD	11/17/2010	CNY	3,751	551	82
USD/JPY	06/16/2010	JPY	(442,072)	(4,730)	166	CNY/USD	11/17/2010	CNY	3,759	552	55
				$ 7,478	$ 4,025	CNY/USD	11/17/2010	CNY	6,022	882	60
JNL/Mellon Capital Management Global Alpha Fund						CNY/USD	11/17/2010	CNY	3,925	575	205
AUD/USD	06/16/2010	AUD	13,624	$ 12,399	$ 47	CNY/USD	01/10/2011	CNY	2,722	399	-
AUD/USD	06/16/2010	AUD	1,015	923	(256)	CNY/USD	01/10/2011	CNY	4,848	712	(8)
AUD/USD	06/16/2010	AUD	234	213	(62)	EUR/USD	04/26/2010	EUR	1,780	2,404	1
AUD/USD	06/16/2010	AUD	156	142	(322)	EUR/USD	04/26/2010	EUR	4,661	6,296	1
AUD/USD	06/16/2010	AUD	156	142	(154)	EUR/USD	04/26/2010	EUR	11,818	15,962	(1)

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
March 31, 2010

Summary of Open Forward Foreign Currency Contracts (in thousands) (continued)
Currency	Settlement	Notional		Currency	Unrealized	Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)	Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/PIMCO Real Return Fund (continued)						JNL/PIMCO Total Return Bond Fund (continued)
KRW/USD	07/28/2010	KRW	721,680	$ 635	$ (3)	SGD/USD	06/16/2010	SGD	294	$ 210	$ (1)
KRW/USD	07/28/2010	KRW	2,492,700	2,194	47	SGD/USD	06/16/2010	SGD	141	101	-
KRW/USD	11/12/2010	KRW	680,100	597	47	SGD/USD	06/16/2010	SGD	338	242	-
KRW/USD	11/12/2010	KRW	1,134,293	996	23	SGD/USD	09/16/2010	SGD	95	68	10
KRW/USD	11/12/2010	KRW	1,162,611	1,021	23	USD/EUR	04/26/2010	EUR	(15,878)	(21,446)	(20)
KRW/USD	11/12/2010	KRW	748,704	657	(7)	USD/EUR	04/26/2010	EUR	(2,987)	(4,034)	-
KRW/USD	11/12/2010	KRW	1,569,510	1,378	58	USD/EUR	04/26/2010	EUR	(3,509)	(4,740)	1
KRW/USD	11/12/2010	KRW	3,586,789	3,148	12	USD/EUR	04/26/2010	EUR	(3,110)	(4,201)	(67)
MXN/USD	04/22/2010	MXN	96,715	7,809	10	USD/EUR	04/26/2010	EUR	(26,425)	(35,692)	1
MXN/USD	04/22/2010	MXN	23,938	1,933	(36)	USD/EUR	04/26/2010	EUR	(4,686)	(6,329)	-
MXN/USD	04/22/2010	MXN	13,113	1,059	2	USD/EUR	04/26/2010	EUR	(620)	(837)	1
MXN/USD	09/24/2010	MXN	133,766	10,607	1	USD/EUR	04/26/2010	EUR	(1,988)	(2,685)	1
SGD/USD	06/16/2010	SGD	1,407	1,005	-	USD/EUR	04/26/2010	EUR	(819)	(1,106)	-
SGD/USD	06/16/2010	SGD	3,133	2,238	1	USD/GBP	06/24/2010	GBP	(7,082)	(10,742)	(25)
SGD/USD	06/16/2010	SGD	7,591	5,425	(1)	USD/JPY	04/19/2010	JPY	(185)	(2)	43
USD/AUD	04/01/2010	AUD	(2,980)	(2,735)	2	USD/JPY	04/19/2010	JPY	(608,590)	(6,510)	(14)
USD/AUD	04/30/2010	AUD	(2,980)	(2,727)	(60)	USD/MXN	04/22/2010	MXN	(3,215)	(260)	33
USD/AUD	05/03/2010	AUD	(938)	(858)	(5)	USD/PHP	04/16/2010	PHP	(11,525)	(255)	12
USD/CAD	04/06/2010	CAD	(4,975)	(4,898)	(16)	USD/CAD	04/06/2010	CAD	(4,087)	(4,024)	(29)
USD/CAD	04/06/2010	CAD	(5,702)	(5,614)	(16)	AUD/USD	04/01/2010	AUD	2,725	2,501	(12)
USD/CAD	04/06/2010	CAD	(310)	(305)	(28)	USD/BRL	04/05/2010	BRL	(17,221)	(9,684)	17
USD/CAD	04/06/2010	CAD	(3,107)	(3,059)	(18)					$ (74,791)	$ (266)
USD/CNY	06/07/2010	CNY	(2,769)	(406)	-	JNL/T.Rowe Price Short-Term Bond Fund
USD/CNY	06/07/2010	CNY	(4,933)	(723)	-	CNY/USD	12/22/2010	CNY	32,250	$ 4,733	$ (7)
USD/EUR	04/26/2010	EUR	(13,720)	(18,531)	(1)	INR/USD	04/12/2010	INR	111,620	2,485	(15)
USD/EUR	04/26/2010	EUR	(6,727)	(9,086)	-	KRW/USD	04/12/2010	KRW	2,760,965	2,440	38
USD/EUR	04/26/2010	EUR	(9,291)	(12,549)	1					$ 9,658	$ 16
USD/EUR	04/26/2010	EUR	(580)	(783)	1
USD/EUR	04/26/2010	EUR	(2,107)	(2,846)	2
USD/EUR	04/26/2010	EUR	(1,057)	(1,428)	1
USD/EUR	04/26/2010	EUR	(1,500)	(2,026)	(1)
USD/EUR	04/26/2010	EUR	(867)	(1,171)	20
USD/EUR	04/26/2010	EUR	(1,188)	(1,605)	1
USD/GBP	04/23/2010	GBP	(760)	(1,154)	3
USD/GBP	06/24/2010	GBP	(2,325)	(3,526)	(4)
USD/JPY	04/19/2010	JPY	(63,060)	(675)	27
USD/JPY	04/19/2010	JPY	(90,300)	(966)	10
USD/JPY	04/19/2010	JPY	(92,778)	(992)	(4)
USD/MXN	04/22/2010	MXN	(133,766)	(10,801)	64
USD/CAD	04/06/2010	CAD	(2,131)	(2,098)	(11)
USD/PHP	04/16/2010	PHP	(1,134)	(25)	31
				$ (17,334)	$ 640
JNL/PIMCO Total Return Bond Fund
AUD/USD	04/30/2010	AUD	2,725	$ 2,494	$ (4)
CNY/USD	08/25/2010	CNY	19,617	2,878	(8)
CNY/USD	08/25/2010	CNY	80,820	11,855	-
CNY/USD	08/25/2010	CNY	33,343	4,891	59
CNY/USD	08/25/2010	CNY	465	68	9
CNY/USD	08/25/2010	CNY	1,850	271	14
CNY/USD	08/25/2010	CNY	465	68	1
CNY/USD	08/25/2010	CNY	1,171	172	-
EUR/USD	04/26/2010	EUR	586	792	(26)
EUR/USD	04/26/2010	EUR	551	744	14
KRW/USD	07/28/2010	KRW	82,064	72	(20)
KRW/USD	07/28/2010	KRW	88,288	78	(3)
KRW/USD	07/28/2010	KRW	146,777	129	(5)
KRW/USD	08/27/2010	KRW	535,468	471	-
KRW/USD	08/27/2010	KRW	372,441	327	-
KRW/USD	11/12/2010	KRW	453,400	398	(53)
KRW/USD	11/12/2010	KRW	767,653	674	(1)
KRW/USD	11/12/2010	KRW	782,748	687	2
KRW/USD	11/12/2010	KRW	503,036	442	(105)
KRW/USD	11/12/2010	KRW	1,046,340	918	(32)
KRW/USD	11/12/2010	KRW	2,399,739	2,106	(29)
MXN/USD	04/22/2010	MXN	3,215	260	(58)
MXN/USD	09/24/2010	MXN	3,215	255	10
MYR/USD	06/14/2010	MYR	10,082	3,079	(1)
PHP/USD	04/16/2010	PHP	11,525	255	3
PHP/USD	11/15/2010	PHP	11,525	250	16

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
March 31, 2010

Summary of Interest Rate Swap Agreements (in thousands)

		Paying/					Unrealized
		Receiving		Expiration		Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount4	(Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
Bank of America, N.A.	3-Month LIBOR	Receiving	3.25%	06/16/2017		$ 5,200	$ (64)
	CAD 90-Day Bankers Acceptance	Receiving	1.96%	07/20/2012	CAD	7,480	45
	CAD 90-Day Bankers Acceptance	Paying	3.92%	07/20/2020	CAD	1,760	6
Barclays Bank PLC	British Pound 6-Month LIBOR	Receiving	3.51%	08/04/2015	GBP	8,730	(246)
	British Pound 6-Month LIBOR	Receiving	3.51%	08/05/2015	GBP	10,370	(291)
	British Pound 6-Month LIBOR	Receiving	3.47%	08/11/2015	GBP	8,240	(200)
	British Pound 6-Month LIBOR	Receiving	3.48%	08/16/2015	GBP	6,570	(158)
	British Pound 6-Month LIBOR	Receiving	3.41%	08/16/2015	GBP	9,790	(187)
	British Pound 6-Month LIBOR	Paying	4.16%	08/04/2020	GBP	14,640	350
	British Pound 6-Month LIBOR	Paying	4.16%	08/05/2020	GBP	17,380	427
	British Pound 6-Month LIBOR	Paying	4.18%	08/11/2020	GBP	13,810	348
	British Pound 6-Month LIBOR	Paying	4.19%	08/16/2020	GBP	11,010	291
	British Pound 6-Month LIBOR	Paying	4.16%	08/16/2020	GBP	16,400	358
	British Pound 6-Month LIBOR	Receiving	4.37%	08/04/2025	GBP	7,320	(136)
	British Pound 6-Month LIBOR	Receiving	4.37%	08/05/2025	GBP	8,690	(156)
	British Pound 6-Month LIBOR	Receiving	4.42%	08/11/2025	GBP	6,900	(177)
	British Pound 6-Month LIBOR	Receiving	4.44%	08/16/2025	GBP	5,510	(155)
	British Pound 6-Month LIBOR	Receiving	4.42%	08/16/2025	GBP	8,200	(203)
BNP Paribas	6-Month EURIBOR	Receiving	3.00%	06/16/2015	EUR	1,310	(42)
	6-Month EURIBOR	Receiving	3.00%	06/16/2015	EUR	160	(5)
Credit Suisse International	3-Month LIBOR	Receiving	4.25%	12/17/2013		160	(6)
	3-Month LIBOR	Receiving	4.25%	06/16/2040		8,000	472
Deutsche Bank AG	3-Month LIBOR	Receiving	3.25%	06/16/2017		7,300	13
	3-Month LIBOR	Receiving	3.25%	06/16/2017		6,500	8
	3-Month LIBOR	Receiving	3.75%	06/16/2020		8,900	220
	6-Month EURIBOR	Paying	3.75%	06/16/2020	EUR	4,830	111
	6-Month EURIBOR	Paying	4.00%	06/16/2040	EUR	6,790	219
	KRW 3-Month CD Rate	Paying	2.82%	01/28/2011	KRW	2,437,000	(4)
	KRW 3-Month CD Rate	Paying	3.87%	06/12/2011	KRW	1,400,000	9
	KRW 3-Month CD Rate	Paying	3.69%	06/26/2011	KRW	7,020,000	31
	KRW 3-Month CD Rate	Paying	3.62%	07/06/2011	KRW	2,923,122	16
	KRW 3-Month CD Rate	Paying	3.63%	07/07/2011	KRW	4,883,824	27
JPMorgan Chase Bank N.A	CAD 90-Day Bankers Acceptance	Receiving	1.94%	08/03/2012	CAD	8,200	60
	CAD 90-Day Bankers Acceptance	Paying	3.93%	08/03/2020	CAD	1,930	4
	KRW 3-Month CD Rate	Paying	2.83%	01/28/2011	KRW	2,369,000	(4)
	KRW 3-Month CD Rate	Paying	3.90%	06/15/2011	KRW	2,300,000	16
	KRW 3-Month CD Rate	Paying	3.72%	06/22/2011	KRW	6,700,000	33
	KRW 3-Month CD Rate	Paying	3.66%	07/08/2011	KRW	2,322,820	14
Royal Bank of Canada	CAD 90-Day Bankers Acceptance	Receiving	2.01%	07/15/2012	CAD	12,410	60
	CAD 90-Day Bankers Acceptance	Receiving	1.91%	07/26/2012	CAD	9,380	69
	CAD 90-Day Bankers Acceptance	Receiving	2.01%	07/29/2012	CAD	9,430	53
	CAD 90-Day Bankers Acceptance	Receiving	1.94%	08/03/2012	CAD	9,990	73
	CAD 90-Day Bankers Acceptance	Paying	3.96%	07/15/2020	CAD	2,900	21
	CAD 90-Day Bankers Acceptance	Paying	3.84%	07/26/2020	CAD	2,210	(9)
	CAD 90-Day Bankers Acceptance	Paying	3.88%	07/29/2020	CAD	2,210	(3)
	CAD 90-Day Bankers Acceptance	Paying	3.87%	08/03/2020	CAD	2,330	(6)
							$ 1,302
JNL/Goldman Sachs Emerging Markets Debt Fund
Bank of America, N.A.	3-Month South Africa Johannesburg Interbank Rate	Paying	7.42%	02/13/2012	ZAR	200,000	$ 218
Citibank N.A.	6-Month Poland Warsaw Interbank Rate	Paying	4.70%	03/29/2012	PLN	150,000	127
	6-Month Sinacofi Chile Interbank Rate	Paying	5.24%	12/15/2014	CLP	3,000,000	203
Deutsche Bank AG	3-Month South Africa Johannesburg Interbank Rate	Paying	7.36%	02/01/2012	ZAR	195,300	195
	6-Month Budapest Interbank Rate	Paying	6.35%	02/06/2012	HUF	2,132,000	146
	6-Month Budapest Interbank Rate	Paying	6.39%	02/15/2012	HUF	3,100,000	220
	6-Month Poland Warsaw Interbank Rate	Paying	4.89%	03/12/2012	PLN	56,649	127
	6-Month Poland Warsaw Interbank Rate	Paying	4.75%	03/22/2012	PLN	85,000	104
	6-Month Sinacofi Chile Interbank Rate	Paying	2.65%	03/19/2012	CLP	6,000,000	21
	6-Month Sinacofi Chile Interbank Rate	Paying	5.04%	11/18/2014	CLP	1,780,000	105
							$ 1,466
JNL/PIMCO Real Return Fund
Barclays Bank PLC	6-Month EURIBOR	Paying	5.00%	09/17/2010	EUR	2,900	$ 166
	Brazil Interbank Deposit Rate	Paying	10.68%	01/02/2012	BRL	5,700	(10)
HSBC Bank USA, N.A.	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	14
JPMorgan Chase Bank, N.A.	3-Month LIBOR	Paying	4.00%	06/16/2015		16,600	(82)
	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	28,900	(4)
Merrill Lynch Capital Services Inc.	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	1,400	66

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
March 31, 2010

Summary of Interest Rate Swap Agreements (in thousands) (continued)

		Paying/					Unrealized
		Receiving		Expiration		Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount4	(Depreciation)

JNL/PIMCO Real Return Fund (continued)
Merrill Lynch Capital Services Inc.	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	5,000	$ 135
	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	15,300	374
Morgan Stanley Capital Services Inc.	Brazil Interbank Deposit Rate	Paying	11.98%	01/02/2013	BRL	7,000	11
							$ 670
JNL/PIMCO Total Return Bond Fund
Barclays Bank PLC	Brazil Interbank Deposit Rate	Paying	10.60%	01/02/2012	BRL	1,500	$ (1)
	France CPI ex Tobacco	Paying	2.10%	10/15/2010	EUR	1,100	51
	France CPI ex Tobacco	Paying	2.10%	10/15/2010	EUR	1,600	77
BNP Paribas SA	6-Month EURIBOR	Paying	4.50%	03/18/2014	EUR	2,700	361
Deutsche Bank AG	3-Month Australian Bank Bill	Paying	4.50%	06/15/2011	AUD	20,700	(129)
	3-Month Australian Bank Bill	Paying	4.50%	06/15/2011	AUD	1,800	(14)
	6-Month EURIBOR	Paying	3.00%	06/16/2015	EUR	38,400	1,180
	6-Month EURIBOR	Paying	3.00%	06/16/2015	EUR	21,600	632
	6-Month EURIBOR	Paying	3.00%	06/16/2015	EUR	81,100	2,210
Goldman Sachs Bank USA	Brazil Interbank Deposit Rate	Paying	10.84%	01/02/2012	BRL	12,900	17
HSBC Bank USA, N.A.	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	13
	Brazil Interbank Deposit Rate	Paying	10.61%	01/02/2012	BRL	1,400	(1)
JPMorgan Chase Bank, N.A.	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	30,000	(7)
	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	49,800	-
	Brazil Interbank Deposit Rate	Paying	12.20%	01/02/2014	BRL	9,900	31
	Brazil Interbank Deposit Rate	Paying	12.20%	01/02/2014	BRL	6,700	23
	Mexican Interbank Rate	Paying	7.33%	01/28/2015	MXN	177,000	98
Merrill Lynch Capital Services Inc.	Brazil Interbank Deposit Rate	Paying	11.98%	01/02/2012	BRL	4,700	67
	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	13
	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	500	24
	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	200	9
	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	6,600	193
Morgan Stanley Capital Services Inc.	3-Month LIBOR	Paying	3.00%	12/16/2010		41,400	408
	3-Month LIBOR	Paying	3.00%	12/16/2010		53,600	526
	6-Month EURIBOR	Paying	2.50%	06/16/2015	EUR	2,800	4
UBS AG Stamford	6-Month Australian Bank Bill	Paying	4.25%	09/15/2011	AUD	15,500	(252)
	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	3,500	17
	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	1,900	9
							$ 5,559

Summary of Credit Default Swap Agreements (in thousands)
		Reference	Fixed				Unrealized
		Obligation	Received/	Expiration	Notional		Appreciation/
Counterparty	Reference Obligation	Credit Rating 3	Pay Rate 6	Date	Amount4, 5	Value	(Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - sell protection 1
Deutsche Bank AG	MetLife Inc., 5.00%, 06/15/15	A3	1.00%	03/20/2015	$ (2,000)	$ (81)	$ (4)

JNL/PIMCO Real Return Fund
Credit default swap agreements - sell protection 1
Deutsche Bank AG	American International Group Inc., 6.25%, 05/01/36	A3	5.00%	12/20/2013	$ (8,300)	$ 791	$ 1,467

Credit default swap agreements - purchase protection 2
Citibank N.A.	GATX Corp., 5.80%, 03/01/16	n/a	1.07%	03/20/2016	$ 1,000	$ 38	$ 38
Bank of America, N.A.	International Lease Finance Corporation, 5.55%, 09/05/2012	n/a	5.00%	09/20/2013	1,100	(52)	(17)
BNP Paribas SA	International Lease Finance Corporation, 6.63%, 11/15/13	n/a	1.60%	12/20/2013	500	32	32
Deutsche Bank AG	JC Penney Corp.,Inc., 6.38%, 10/15/36	n/a	1.00%	06/20/2017	1,400	56	(32)
Deutsche Bank AG	Knight, Inc., 6.50%, 09/01/12	n/a	1.00%	03/20/2016	2,000	63	(27)
Morgan Stanley Capital Services Inc.	Knight, Inc., 6.50%, 09/01/12	n/a	1.00%	03/20/2016	3,000	94	(43)
Deutsche Bank AG	Macy's Corp., 7.45%, 07/15/17	n/a	2.10%	09/20/2017	1,000	(15)	(16)
Deutsche Bank AG	Marsh & McLennan Companies, Inc., 5.75%, 09/15/15	n/a	0.60%	09/20/2015	1,000	23	23
JPMorgan Chase Bank, N.A.	Pearson, 5.70%, 06/01/14	n/a	0.83%	06/20/2014	1,000	(13)	(13)
Barclays Bank PLC	REXAM PLC, 6.75%, 06/01/13	n/a	1.45%	06/20/2013	700	(14)	(14)
Deutsche Bank AG	Seagate Technology HDD Holdings, 6.80%, 10/01/16	n/a	1.00%	12/20/2011	5,000	2	(58)
JPMorgan Chase Bank, N.A.	Waste Management Inc., 6.10%, 03/15/18	n/a	0.79%	03/20/2018	1,100	20	20
					$ 18,800	$ 234	$ (107)
JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection 1
Deutsche Bank AG	CDX.EM-12	Ba1	5.00%	12/20/2014	$ (1,500)	$ 175	$ 11
Citibank N.A.	CDX.HY-8 35-100%	B3	0.36%	06/20/2012	(4,815)	(15)	(15)
Citibank N.A.	CDX.HY-8 35-100%	B3	0.40%	06/20/2012	(963)	(2)	(2)

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
March 31, 2010

Summary of Credit Default Swap Agreements (in thousands) (continued)

		Reference	Fixed Rate				Unrealized
		Obligation	Received/	Expiration	Notional		Appreciation/
Counterparty	Reference Obligation	Credit Rating 3	Paid 6	Date	Amount4, 5	Value	(Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Credit default swap agreements - sell protection (continued) 1
Deutsche Bank AG	CDX.IG-10 30-100%	Baa2	0.53%	06/20/2013	$ (1,350)	$ 18	$ 18
Goldman Sachs International	CDX.IG-10 30-100%	Baa2	0.46%	06/20/2013	(1,736)	19	19
Deutsche Bank AG	CDX.IG-9 30-100%	Baa2	0.71%	12/20/2012	(7,137)	112	113
Goldman Sachs International	CDX.IG-9 30-100%	Baa2	0.55%	12/20/2017	(1,447)	21	21
Merrill Lynch International	Federated Republic of Brazil, 12.25%, 03/06/30	Baa3	1.95%	04/20/2016	(100)	3	4
Barclays Bank PLC	Ford Motor Credit Co. LLC, 7.00%, 10/01/13	B1	5.65%	09/20/2012	(500)	34	35
Goldman Sachs International	Ford Motor Credit Co. LLC, 7.00%, 10/01/13	B1	3.85%	09/20/2012	(200)	5	6
UBS AG Stamford	Ford Motor Credit Co. LLC, 7.00%, 10/01/13	B1	6.20%	09/20/2012	(2,600)	211	217
Morgan Stanley Capital Services Inc.	Gazprom, 8.63%, 04/28/34	Baa1	2.18%	02/20/2013	(700)	8	10
UBS AG Stamford	Gazprom, 8.63%, 04/28/34	Baa1	2.18%	02/20/2013	(1,000)	12	14
Citibank N.A.	General Electric Capital Corp., 5.63%, 09/15/17	Aa2	5.00%	06/20/2011	(1,000)	50	82
Citibank N.A.	General Electric Capital Corp., 5.63%, 09/15/17	Aa2	4.80%	12/20/2013	(600)	73	74
Citibank N.A.	General Electric Capital Corp., 5.63%, 09/15/17	Aa2	4.33%	12/20/2013	(800)	84	85
Deutsche Bank AG	General Electric Capital Corp., 5.63%, 09/15/17	Aa2	1.00%	03/20/2011	(2,000)	1	13
Deutsche Bank AG	General Electric Capital Corp., 5.63%, 09/15/17	Aa2	4.90%	12/20/2013	(1,100)	138	140
Goldman Sachs International	General Electric Capital Corp., 5.63%, 09/15/17	Aa2	8.00%	03/20/2011	(1,000)	69	71
Morgan Stanley Capital Services Inc.	General Electric Capital Corp., 5.63%, 09/15/17	Aa2	1.00%	09/20/2011	(1,300)	(1)	16
BNP Paribas SA	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	0.78%	03/20/2011	(700)	(1)	(1)
Deutsche Bank AG	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	0.80%	06/20/2011	(3,700)	(6)	(5)
Deutsche Bank AG	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	1.50%	09/20/2011	(300)	2	2
Goldman Sachs International	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	0.90%	12/20/2010	(300)	-	-
Deutsche Bank AG	GMAC LLC, 6.88%, 08/28/12	B3	4.00%	09/20/2012	(2,400)	62	66
Goldman Sachs International	GMAC LLC, 6.88%, 08/28/12	B3	3.20%	09/20/2012	(100)	1	1
Deutsche Bank AG	Japan 20 Year Government Bond, 2.00%, 03/21/22	Aa2	1.00%	03/20/2015	(500)	9	2
JPMorgan Chase Bank, N.A.	Japan 20 Year Government Bond, 2.00%, 03/21/22	Aa2	1.00%	03/20/2015	(900)	15	3
Credit Suisse International	Republic of Panama, 8.88%, 09/30/27	Ba1	1.20%	02/20/2017	(200)	(2)	(2)
JPMorgan Chase Bank, N.A.	Republic of Panama, 8.88%, 09/30/27	Ba1	1.25%	01/20/2017	(200)	(2)	(1)
Morgan Stanley Capital Services Inc.	Republic of Panama, 8.88%, 09/30/27	Ba1	0.75%	01/20/2012	(200)	-	-
Citibank N.A.	SLM Corp., 5.13%, 08/27/12	Ba1	4.85%	03/20/2013	(1,700)	88	90
Deutsche Bank AG	UK Gilt Treasury Bond, 4.25%, 06/07/32	Aaa	1.00%	12/20/2014	(700)	8	1
JPMorgan Chase Bank, N.A.	UK Gilt Treasury Bond, 4.25%, 06/07/32	Aaa	1.00%	12/20/2014	(200)	2	1
JPMorgan Chase Bank, N.A.	UK Gilt Treasury Bond, 4.25%, 06/07/32	Aaa	1.00%	03/20/2015	(1,300)	14	6
JPMorgan Chase Bank, N.A.	UK Gilt Treasury Bond, 4.25%, 06/07/32	Baa1	1.00%	03/20/2015	(2,700)	29	14
Morgan Stanley Capital Services Inc.	UK Gilt Treasury Bond, 4.25%, 06/07/32	Aaa	1.00%	12/20/2014	(300)	3	1
Deutsche Bank AG	United Mexican States, 7.50%, 04/08/33	Baa1	1.00%	03/20/2015	(3,600)	(23)	56
JPMorgan Chase Bank, N.A.	United Mexican States, 7.50%, 04/08/33	Baa1	0.92%	03/20/2016	(500)	(8)	(8)
					$(52,348)	$ 1,206	$ 1,158

Summary of Total Return Swap Agreements (in thousands)
		Paying/
		Receiving					Unrealized
		Reference Entity		Expiration		Notional	Appreciation/
Counterparty	Reference Entity	Total Return		Date		Amount4	(Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund
Deutsche Bank AG	Egyptian T-Bill, 0.00%, 04/06/10*	Receiving		04/06/2010	EGP	26,250	$ 67
	Egyptian T-Bill, 0.00%, 05/18/10*	Receiving		05/18/2010	EGP	40,000	61
	Egyptian T-Bill, 0.00%, 08/03/10*	Receiving		08/03/2010	EGP	10,000	22
HSBC Bannk USA, N.A.	Egyptian T-Bill, 0.00%, 05/25/10*	Receiving		05/27/2010	EGP	13,150	10
							$ 160

1	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.
2	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap agreeement and deliver the referenced obligation or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
3	Reference obligation credit ratings are provided for instances when a Fund has sold protection. Moody's Ratings are provided for instances when the underlying reference obligation consists of a single entity. For instances when the underlying reference obligation consists of an index, the rating is calculated based on a weighted average of the index constituents' credit rating.
4	Notional amount is stated in USD unless otherwise noted.
5	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of that particular swap agreement.
6	If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.
*	Swap agreement fair valued in good faith in accordance with procedures established by the Trust's Board of Trustees. Fair valued securities may be classified as Level 2 or
Level 3 for FASB ASC Topic 820 disclosures based on the securities valuation inputs. See FASB ASC Topic 820 note.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
March 31, 2010

Tax Matters - As of March 31, 2010, the cost of investments and components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes were as follows:

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
JNL Institutional Alt 20 Fund Index	$ 273,029	$ 16,750	$ (803)	$ 15,947
JNL Institutional Alt 35 Fund	409,773	30,087	(1,034)	29,053
JNL Institutional Alt 50 Fund	485,184	34,449	(1,190)	33,259
JNL Institutional Alt 65 Fund	326,996	22,217	(695)	21,522
JNL/AIM International Growth Fund	461,024	43,730	(30,695)	13,035
JNL/AIM Large Cap Growth Fund	609,767	106,109	(15,700)	90,409
JNL/AIM Global Real Estate Fund	429,880	21,435	(11,576)	9,859
JNL/AIM Small Cap Growth Fund	108,399	18,361	(5,712)	12,649
JNL/Capital Guardian Global Balanced Fund	309,533	26,223	(9,658)	16,565
JNL/Capital Guardian Global Diversified Research Fund	355,401	48,920	(11,371)	37,549
JNL/Capital Guardian International Small Cap Fund	178,637	22,886	(10,370)	12,516
JNL/Capital Guardian U.S. Growth Equity Fund	658,868	101,730	(16,510)	85,220
JNL/Credit Suisse Commodity Securities Fund	699,236	64,335	(18,992)	45,343
JNL/Credit Suisse Long/Short Fund	125,742	7,005	(2,640)	4,365
JNL/Eagle Core Equity Fund	151,889	16,602	(5,243)	11,359
JNL/Eagle SmallCap Equity Fund	297,575	66,335	(14,263)	52,072
JNL/Franklin Templeton Founding Strategy Fund	1,070,796	(5,463)	(159,209)	(164,672)
JNL/Franklin Templeton Global Growth Fund	460,439	35,410	(69,984)	(34,574)
JNL/Franklin Templeton Income Fund	936,918	51,572	(77,615)	(26,043)
JNL/Franklin Templeton Mutual Shares Fund	502,047	39,357	(46,546)	(7,189)
JNL/Franklin Templeton Small Cap Value Fund	217,250	31,986	(17,638)	14,348
JNL/Goldman Sachs Core Plus Bond Fund	954,130	21,869	(34,088)	(12,219)
JNL/Goldman Sachs Emerging Markets Debt Fund	397,827	15,076	(1,849)	13,227
JNL/Goldman Sachs Mid Cap Value Fund	322,556	44,790	(8,765)	36,025
JNL/Ivy Asset Strategy Fund	432,512	21,465	(5,064)	16,401
JNL/JPMorgan International Value Fund	520,663	49,978	(30,675)	19,303
JNL/JPMorgan MidCap Growth Fund	165,701	31,274	(6,974)	24,300
JNL/JPMorgan U.S. Government & Quality Bond Fund	752,571	32,244	(10,854)	21,390
JNL/Lazard Emerging Markets Fund	753,246	153,647	(18,923)	134,724
JNL/Lazard Mid Cap Equity Fund	171,205	26,713	(5,205)	21,508
JNL/M&G Global Basics Fund	125,587	11,977	(733)	11,244
JNL/M&G Global Leaders Fund	19,450	3,082	(348)	2,734
JNL/Mellon Capital Management 10 x 10 Fund Index	219,834	10,874	(25,018)	(14,144)
JNL/Mellon Capital Management Index 5 Fund	215,997	26,558	(5,593)	20,965
JNL/Mellon Capital Management European 30 Fund	15,793	268	(608)	(340)
JNL/Mellon Capital Management Pacific Rim 30 Fund	32,093	727	(607)	120
JNL/Mellon Capital Management S&P 500 Index Fund	1,041,179	177,462	(116,932)	60,530
JNL/Mellon Capital Management S&P 400
MidCap Index Fund	597,270	83,742	(72,950)	10,792
JNL/Mellon Capital Management Small Cap Index Fund	628,725	118,455	(88,189)	30,266
JNL/Mellon Capital Management International Index Fund	960,253	107,420	(120,921)	(13,501)
JNL/Mellon Capital Management Bond Index Fund	1,018,672	20,212	(7,628)	12,584
JNL/Mellon Capital Management Global Alpha Fund	95,269	-	-	-
JNL/Oppenheimer Global Growth Fund	351,087	45,166	(31,349)	13,817
JNL/PAM Asia ex-Japan Fund	105,834	11,479	(4,785)	6,694
JNL/PAM China-India Fund	260,534	33,364	(6,291)	27,073
JNL/PIMCO Real Return Fund	1,895,670	14,363	(26,936)	(12,573)
JNL/PIMCO Total Return Bond Fund	2,832,611	66,963	(36,908)	30,055
JNL/PPM America High Yield Bond Fund	758,167	54,925	(15,024)	39,901
JNL/PPM America Mid Cap Value Fund	36,290	3,118	(547)	2,571
JNL/PPM America Small Cap Value Fund	31,209	2,806	(928)	1,878
JNL/PPM America Value Equity Fund	99,294	12,451	(3,807)	8,644
JNL/Red Rocks Listed Private Equity Fund	308,153	45,338	(4,887)	40,451
JNL/S&P Managed Conservative Fund	696,926	25,347	(24,732)	615
JNL/S&P Managed Moderate Fund	1,156,587	62,313	(49,331)	12,982
JNL/S&P Managed Moderate Growth Fund	2,043,208	141,103	(157,830)	(16,727)
JNL/S&P Managed Growth Fund	1,671,422	112,961	(155,441)	(42,480)
JNL/S&P Managed Aggressive Growth Fund	688,730	26,571	(76,743)	(50,172)
JNL/S&P Disciplined Moderate Fund	202,749	12,914	(6,065)	6,849
JNL/S&P Disciplined Moderate Growth Fund	251,802	13,839	(5,354)	8,485
JNL/S&P Disciplined Growth Fund	91,988	2,931	(1,917)	1,014
JNL/S&P Competitive Advantage Fund	271,843	31,831	(5,936)	25,895
JNL/S&P Dividend Income & Growth Fund	275,999	24,276	(7,169)	17,107
JNL/S&P Intrinsic Value Fund	289,195	31,136	(3,618)	27,518
JNL/S&P Total Yield Fund	241,396	27,104	(3,463)	23,641
JNL/S&P 4 Fund	592,930	121,448	(2,742)	118,706
JNL/Select Balanced Fund	835,183	85,866	(18,658)	67,208
JNL/Select Money Market Fund	739,721	-	-	-
JNL/Select Value Fund	782,441	131,394	(32,126)	99,268
JNL/T. Rowe Price Established Growth Fund	1,027,568	198,785	(21,180)	177,605
JNL/T. Rowe Price Mid-Cap Growth Fund	906,213	201,044	(40,899)	160,145
JNL/T. Rowe Price Short-Term Bond Fund	634,877	7,451	(5,622)	1,829
JNL/T. Rowe Price Value Fund	867,068	128,422	(83,833)	44,589

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)
The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures.  Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)
There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 28, 2010

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 28, 2010

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.